UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 - June 30, 2013

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Premier VIP Trust

Semi-Annual Report

June 30, 2013

AXA Premier VIP Trust

Semi-Annual Report

June 30, 2013

AXA CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2013
EQ/Intermediate Government Bond Portfolio	35.5%
EQ/Core Bond Index Portfolio	25.3
EQ/PIMCO Ultra Short Bond Portfolio	13.7
ATM Large Cap Portfolio	7.1
Multimanager Core Bond Portfolio	2.5
ATM International Portfolio	1.9
EQ/BlackRock Basic Value Equity Portfolio	1.6
EQ/Large Cap Growth PLUS Portfolio	1.6
Multimanager Multi-Sector Bond Portfolio	1.4
EQ/Boston Advisors Equity Income Portfolio	1.4
EQ/Global Bond PLUS Portfolio	1.1
Multimanager Large Cap Core Equity Portfolio	1.0
EQ/MFS International Growth Portfolio	0.9
EQ/Large Cap Core PLUS Portfolio	0.7
EQ/Large Cap Growth Index Portfolio	0.7
EQ/GAMCO Small Company Value Portfolio	0.5
ATM Mid Cap Portfolio	0.4
EQ/Global Multi-Sector Equity Portfolio	0.3
ATM Small Cap Portfolio	0.3
Multimanager Large Cap Value Portfolio	0.3
EQ/International Core PLUS Portfolio	0.3
EQ/Large Cap Value PLUS Portfolio	0.2
EQ/AllianceBernstein Small Cap Growth Portfolio	0.2
Multimanager Mid Cap Value Portfolio	0.2
Multimanager Mid Cap Growth Portfolio	0.2
EQ/International Value PLUS Portfolio	0.2
EQ/International ETF Portfolio	0.2
Multimanager Small Cap Growth Portfolio	0.1
Multimanager International Equity Portfolio	0.1
EQ/International Equity Index Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class A
Actual	$1,000.00	$1,010.40	$2.26
Hypothetical (5% average return before expenses)	1,000.00	1,022.55	2.27
Class B
Actual	1,000.00	1,010.40	2.26
Hypothetical (5% average return before expenses)	1,000.00	1,022.55	2.27
Class K
Actual	1,000.00	1,011.50	1.02
Hypothetical (5% average return before expenses)	1,000.00	1,023.78	1.03

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.45%, 0.45% and 0.20%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Portfolio‡	3,919,653	$38,578,838
ATM Large Cap Portfolio‡	11,345,479	145,516,120
ATM Mid Cap Portfolio‡	718,094	7,991,271
ATM Small Cap Portfolio‡	458,350	6,078,684
EQ/AllianceBernstein Small Cap Growth Portfolio‡	221,654	4,350,320
EQ/BlackRock Basic Value Equity Portfolio‡	1,901,654	32,969,866
EQ/Boston Advisors Equity Income Portfolio‡	4,161,433	27,849,028
EQ/Core Bond Index Portfolio‡	52,322,704	521,702,077
EQ/GAMCO Small Company Value Portfolio‡	209,582	10,190,587
EQ/Global Bond PLUS Portfolio‡	2,388,468	22,781,365
EQ/Global Multi-Sector Equity Portfolio‡	546,830	7,125,069
EQ/Intermediate Government Bond Portfolio‡	71,463,842	732,324,034
EQ/International Core PLUS Portfolio‡	615,088	5,521,250
EQ/International Equity Index Portfolio‡	196,777	1,662,488
EQ/International ETF Portfolio‡	490,143	3,200,596
EQ/International Value PLUS Portfolio‡	299,155	3,358,895
EQ/Large Cap Core PLUS Portfolio‡	1,897,225	14,873,330
EQ/Large Cap Growth Index Portfolio‡	1,270,801	14,224,657
EQ/Large Cap Growth PLUS Portfolio‡	1,578,846	32,949,662

EQ/Large Cap Value PLUS Portfolio‡	380,748	$4,801,742
EQ/MFS International Growth Portfolio‡	2,829,468	18,882,881
EQ/PIMCO Ultra Short Bond Portfolio‡	28,272,219	281,476,124
Multimanager Core Bond Portfolio‡	5,229,969	52,148,454
Multimanager International Equity Portfolio‡	171,377	1,798,166
Multimanager Large Cap Core Equity Portfolio‡	1,781,538	21,634,395
Multimanager Large Cap Value Portfolio‡	504,106	6,073,521
Multimanager Mid Cap Growth Portfolio*‡	340,179	3,914,249
Multimanager Mid Cap Value Portfolio‡	357,150	4,151,821
Multimanager Multi-Sector Bond Portfolio‡	7,421,868	29,530,061
Multimanager Small Cap Growth Portfolio*‡	253,509	2,558,834

Total Investments (99.7%) (Cost $1,944,742,893)		2,060,218,385
Other Assets Less Liabilities (0.3%)		6,955,275

Net Assets (100%)		$2,067,173,660

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
ATM International Portfolio	$45,516,779	$629,218	$9,123,346	$38,578,838	$—	$13,757
ATM Large Cap Portfolio	155,826,360	2,202,262	27,734,055	145,516,120	—	4,745,805
ATM Mid Cap Portfolio	9,242,483	78,652	2,617,327	7,991,271	—	24,811
ATM Small Cap Portfolio	5,771,776	78,652	623,983	6,078,684	—	18,155
EQ/AllianceBernstein Small Cap Growth Portfolio	4,090,562	47,191	346,743	4,350,320	—	38,540
EQ/BlackRock Basic Value Equity Portfolio	29,295,349	235,957	1,699,488	32,969,866	—	226,926
EQ/Boston Advisors Equity Income Portfolio	25,928,994	235,957	1,741,510	27,849,028	—	184,904
EQ/Core Bond Index Portfolio	572,453,338	24,022,526	65,502,888	521,702,077	—	(4,823)
EQ/Davis New York Venture Portfolio	962,188	—	815,548	—	—	249,219
EQ/GAMCO Small Company Value Portfolio	9,361,903	78,652	581,462	10,190,587	—	60,676
EQ/Global Bond PLUS Portfolio	25,857,052	314,609	2,598,030	22,781,365	—	(29,478)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
EQ/Global Multi-Sector Equity Portfolio	$10,623,526	$157,304	$3,634,495	$7,125,069	$—	$649,781
EQ/Intermediate Government Bond Portfolio	796,125,550	38,747,267	91,827,991	732,324,034	—	(2,272)
EQ/International Core PLUS Portfolio	6,959,248	78,652	1,604,297	5,521,250	—	37,840
EQ/International Equity Index Portfolio	1,621,356	—	—	1,662,488	—	—
EQ/International ETF Portfolio	3,118,662	—	—	3,200,596	—	—
EQ/International Value PLUS Portfolio	3,795,336	—	485,839	3,358,895	—	14,161
EQ/Large Cap Core PLUS Portfolio	16,616,579	235,957	3,751,419	14,873,330	—	174,995
EQ/Large Cap Growth Index Portfolio	16,258,074	235,957	3,135,552	14,224,657	—	790,862
EQ/Large Cap Growth PLUS Portfolio	35,234,285	629,218	5,647,115	32,949,662	—	1,489,988
EQ/Large Cap Value PLUS Portfolio	13,186,826	314,609	7,255,831	4,801,742	—	2,812,721
EQ/MFS International Growth Portfolio	20,882,455	314,609	2,374,443	18,882,881	—	194,109
EQ/PIMCO Ultra Short Bond Portfolio	307,104,383	9,311,987	34,683,082	281,476,124	—	(7,636)
Multimanager Core Bond Portfolio	57,033,233	3,204,923	6,434,820	52,148,454	418,401	(13,441)
Multimanager International Equity Portfolio	2,789,451	78,652	1,127,580	1,798,166	—	14,558
Multimanager Large Cap Core Equity Portfolio	21,109,758	314,609	2,087,351	21,634,395	—	481,201
Multimanager Large Cap Value Portfolio	18,552,331	314,609	9,488,189	6,073,521	—	5,580,361
Multimanager Mid Cap Growth Portfolio	3,360,620	—	—	3,914,249	—	—
Multimanager Mid Cap Value Portfolio	4,075,230	78,652	590,681	4,151,821	—	51,457
Multimanager Multi-Sector Bond Portfolio	31,353,057	2,471,913	3,827,889	29,530,061	—	24,939
Multimanager Small Cap Growth Portfolio	2,330,027	31,461	204,580	2,558,834	—	52,275

	$2,256,436,771	$84,444,055	$291,545,534	$2,060,218,385	$418,401	$17,874,391

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,060,218,385	$—	$2,060,218,385

Total Assets	$—	$2,060,218,385	$—	$2,060,218,385

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,060,218,385	$—	$2,060,218,385

There were no transfers between Levels 1, 2, or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$84,444,055
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$309,419,925

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$118,137,679
Aggregate gross unrealized depreciation	(3,166,506)

Net unrealized appreciation	$114,971,173

Federal income tax cost of investments	$1,945,247,212

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,944,742,893)	$2,060,218,385
Cash	4,721,322
Receivable for securities sold	2,966,053
Receivable from Separate Accounts for Trust shares sold	1,291,278
Dividends, interest and other receivables	631
Other assets	16,632

Total assets	2,069,214,301

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	1,101,542
Distribution fees payable - Class B	423,845
Administrative fees payable	260,518
Investment management fees payable	51,610
Trustees’ fees payable	11,400
Distribution fees payable - Class A	5,787
Accrued expenses	185,939

Total liabilities	2,040,641

NET ASSETS	$2,067,173,660

Net assets were comprised of:
Paid in capital	$2,129,901,986
Accumulated undistributed net investment income (loss)	(4,442,122)
Accumulated undistributed net realized gain (loss) on investments	(173,761,696)
Net unrealized appreciation (depreciation) on investments	115,475,492

Net assets	$2,067,173,660

Class A
Net asset value, offering and redemption price per share, $28,466,322 / 2,934,337 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.70

Class B
Net asset value, offering and redemption price per share, $2,038,033,292 / 209,990,545 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.71

Class K
Net asset value, offering and redemption price per share, $674,046 / 69,514 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.70

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates).	$418,401
Interest	3,064

Total income	421,465

EXPENSES
Distribution fees - Class B	2,653,038
Administrative fees	1,630,019
Investment management fees	1,075,922
Printing and mailing expenses	102,577
Custodian fees	72,599
Professional fees	47,030
Distribution fees - Class A	36,518
Trustees’ fees	23,129
Miscellaneous	14,978

Gross expenses	5,655,810
Less: Waiver from investment advisor	(787,724)

Net expenses	4,868,086

NET INVESTMENT INCOME (LOSS)	(4,446,621)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	17,874,391

Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	10,883,093

NET REALIZED AND UNREALIZED GAIN (LOSS)	28,757,484

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,310,863

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(4,446,621)	$13,781,751
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	17,874,391	33,282,067
Net change in unrealized appreciation (depreciation) on investments	10,883,093	54,187,748

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,310,863	101,251,566

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(247,426)
Class B	—	(18,534,590)
Class K†	—	(148)

	—	(18,782,164)

Distributions from net realized capital gains
Class A	—	(410,019)
Class B	—	(30,603,956)
Class K†	—	(111)

	—	(31,014,086)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(49,796,250)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 328,748 and 527,137 shares, respectively ]	3,189,648	5,073,014
Capital shares issued in reinvestment of dividends and distributions [ 0 and 68,448 shares, respectively ]	—	657,445
Capital shares repurchased [ (468,515) and (701,070) shares, respectively ]	(4,582,630)	(6,758,733)

Total Class A transactions	(1,392,982)	(1,028,274)

Class B
Capital shares sold [ 11,983,362 and 40,423,315 shares, respectively ]	116,990,335	389,490,763
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,113,823 shares, respectively ]	—	49,138,546
Capital shares repurchased [ (34,171,944) and (49,166,819) shares, respectively ]	(333,415,425)	(473,630,149)

Total Class B transactions	(216,425,090)	(35,000,840)

Class K†
Capital shares sold [ 83,198 and 1,394 shares, respectively ]	813,178	13,510
Capital shares issued in reinvestment of dividends and distributions [ 0 and 27 shares, respectively ]	—	259
Capital shares repurchased [ (15,105) and 0 shares, respectively ]	(147,388)	—

Total Class K transactions	665,790	13,769

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(217,152,282)	(36,015,345)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(192,841,419)	15,439,971
NET ASSETS:
Beginning of period	2,260,015,079	2,244,575,108

End of period (a)	$2,067,173,660	$2,260,015,079

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(4,442,122)	$4,499

† Class K commenced operations on August 29, 2012.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012		2011		2010		2009		2008
Net asset value, beginning of period	$9.60		$9.39		$9.56		$9.51		$9.13		$10.90

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.06	(e)	0.18	(e)	0.19	(e)	0.33	(e)	0.53 (e)
Net realized and unrealized gain (loss) on investments	0.12		0.36		0.02		0.53		0.59		(1.71)

Total from investment operations	0.10		0.42		0.20		0.72		0.92		(1.18)

Less distributions:
Dividends from net investment income	—		(0.08)		(0.18)		(0.24)		(0.24)		(0.46)
Distributions from net realized gains	—		(0.13)		(0.19)		(0.43)		(0.30)		(0.13)

Total dividends and distributions	—		(0.21)		(0.37)		(0.67)		(0.54)		(0.59)

Net asset value, end of period	$9.70		$9.60		$9.39		$9.56		$9.51		$9.13

Total return (b)	1.04%		4.54%		2.15%		7.59%		10.07%		(10.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,466		$29,519		$29,850		$20,959		$28,327		$13,472
Ratio of expenses to average net assets:
After waivers (a)(f)	0.45	%(j)	0.45	%(j)	0.15	%(k)	0.13	%(k)	0.11	%(k)	0.10%
Before waivers (a)(f)	0.53%		0.53%		0.27%		0.28%		0.29%		0.30%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.41)%		0.59%		1.90%		1.91%		3.44%		5.12%
Before waivers (a)(f)(x)	(0.49)%		0.51%		1.78%		1.77%		3.25%		4.92%
Portfolio turnover rate	4%		30%		41%		50%		79%		59%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class B	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012		2011		2010		2009		2008
Net asset value, beginning of period	$9.61		$9.39		$9.56		$9.52		$9.13		$10.90

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.06	(e)	0.15	(e)	0.17	(e)	0.22	(e)	0.58 (e)
Net realized and unrealized gain (loss) on investments	0.12		0.37		0.03		0.52		0.68		(1.78)

Total from investment operations	0.10		0.43		0.18		0.69		0.90		(1.20)

Less distributions:
Dividends from net investment income	—		(0.08)		(0.16)		(0.22)		(0.21)		(0.44)
Distributions from net realized gains	—		(0.13)		(0.19)		(0.43)		(0.30)		(0.13)

Total dividends and distributions	—		(0.21)		(0.35)		(0.65)		(0.51)		(0.57)

Net asset value, end of period	$9.71		$9.61		$9.39		$9.56		$9.52		$9.13

Total return (b)	1.04%		4.65%		1.89%		7.20%		9.90%		(11.02)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,038,033		$2,230,482		$2,214,725		$2,154,365		$2,035,540		$1,443,563
Ratio of expenses to average net assets:
After waivers (a)(f)	0.45	%(j)	0.45	%(j)	0.40	%(k)	0.38	%(k)	0.36	%(k)	0.35%
Before waivers (a)(f)	0.53%		0.53%		0.52%		0.53%		0.54%		0.55%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.41)%		0.62%		1.53%		1.71%		2.30%		5.69%
Before waivers (a)(f)(x)	(0.49)%		0.54%		1.40%		1.56%		2.12%		5.50%
Portfolio turnover rate	4%		30%		41%		50%		79%		59%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)		August 29, 2012* to December 31, 2012
Net asset value, beginning of period	$9.59		$9.67

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.12	(e)
Net realized and unrealized gain (loss) on investments	0.12		(0.01)

Total from investment operations	0.11		0.11

Less distributions:
Dividends from net investment income	—		(0.11)
Distributions from net realized gains	—		(0.08)

Total dividends and distributions	—		(0.19)

Net asset value, end of period	$9.70		$9.59

Total return (b)	1.15%		1.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$674		$14
Ratio of expenses to average net assets:
After waivers (a)(f)	0.20	%(j)	0.21	%(j)
Before waivers (a)(f)	0.28%		0.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.17)%		3.50	%(l)
Before waivers (a)(f)(x)	(0.24)%		3.42	%(l)
Portfolio turnover rate	4%		30%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.75% for Class A and 1.00% for Class B.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies) As of June 30, 2013
EQ/Intermediate Government Bond Portfolio	26.5%
EQ/Core Bond Index Portfolio	18.9
ATM Large Cap Portfolio	11.3
EQ/PIMCO Ultra Short Bond Portfolio	10.2
ATM International Portfolio	4.6
EQ/Large Cap Growth PLUS Portfolio	2.6
EQ/BlackRock Basic Value Equity Portfolio	2.3
ATM Small Cap Portfolio	2.3
EQ/Boston Advisors Equity Income Portfolio	2.2
EQ/MFS International Growth Portfolio	2.0
Multimanager Core Bond Portfolio	2.0
EQ/AllianceBernstein Small Cap Growth Portfolio	1.4
ATM Mid Cap Portfolio	1.3
EQ/Large Cap Core PLUS Portfolio	1.3
Multimanager Large Cap Core Equity Portfolio	1.2
EQ/Global Multi-Sector Equity Portfolio	1.2
EQ/GAMCO Small Company Value Portfolio	1.1
EQ/Large Cap Growth Index Portfolio	1.1
Multimanager Multi-Sector Bond Portfolio	1.0
EQ/Global Bond PLUS Portfolio	0.8
EQ/Large Cap Value PLUS Portfolio	0.8
EQ/International Core PLUS Portfolio	0.6
Multimanager Mid Cap Value Portfolio	0.5
Multimanager Large Cap Value Portfolio	0.5
EQ/International Value PLUS Portfolio	0.4
Multimanager International Equity Portfolio	0.3
EQ/International ETF Portfolio	0.3
EQ/Mid Cap Index Portfolio	0.2
EQ/AXA Franklin Small Cap Value Core Portfolio	0.2
EQ/International Equity Index Portfolio	0.2
Multimanager Mid Cap Growth Portfolio	0.2
Multimanager Small Cap Value Portfolio	0.2
Multimanager Small Cap Growth Portfolio	0.2
EQ/Small Company Index Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class A
Actual	$1,000.00	$1,034.20	$2.57
Hypothetical (5% average return before expenses)	1,000.00	1,022.27	2.56
Class B
Actual	1,000.00	1,034.20	2.57
Hypothetical (5% average return before expenses)	1,000.00	1,022.27	2.56
Class K
Actual	1,000.00	1,035.30	1.31
Hypothetical (5% average return before expenses)	1,000.00	1,023.51	1.30

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.51%, 0.51% and 0.26%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	8,979,582	$88,380,740
ATM Large Cap Portfolio‡	16,995,380	217,981,246
ATM Mid Cap Portfolio‡	2,312,040	25,729,430
ATM Small Cap Portfolio‡	3,298,911	43,750,447
EQ/AllianceBernstein Small Cap Growth Portfolio‡	1,363,342	26,757,793
EQ/AXA Franklin Small Cap Value Core Portfolio‡	328,592	4,000,204
EQ/BlackRock Basic Value Equity Portfolio‡	2,555,782	44,310,791
EQ/Boston Advisors Equity Income Portfolio‡	6,375,193	42,663,899
EQ/Core Bond Index Portfolio‡	36,525,984	364,195,280
EQ/GAMCO Small Company Value Portfolio‡	422,147	20,526,237
EQ/Global Bond PLUS Portfolio‡	1,685,231	16,073,842
EQ/Global Multi-Sector Equity Portfolio‡	1,742,102	22,699,174
EQ/Intermediate Government Bond Portfolio‡	49,851,369	510,850,727
EQ/International Core PLUS Portfolio‡	1,279,502	11,485,255
EQ/International Equity Index Portfolio‡	463,312	3,914,321
EQ/International ETF Portfolio‡	960,452	6,271,678
EQ/International Value PLUS Portfolio‡	731,196	8,209,833
EQ/Large Cap Core PLUS Portfolio‡	3,196,211	25,056,759
EQ/Large Cap Growth Index Portfolio‡	1,832,670	20,513,907
EQ/Large Cap Growth PLUS Portfolio‡	2,373,082	49,524,955
EQ/Large Cap Value PLUS Portfolio‡	1,211,759	15,281,901
EQ/MFS International Growth Portfolio‡	5,904,134	$39,402,128
EQ/Mid Cap Index Portfolio‡	393,150	4,255,003
EQ/PIMCO Ultra Short Bond Portfolio‡	19,720,477	196,335,616
EQ/Small Company Index Portfolio‡	236,334	2,646,826
Multimanager Core Bond Portfolio‡	3,824,690	38,136,305
Multimanager International Equity Portfolio‡	618,229	6,486,731
Multimanager Large Cap Core Equity Portfolio‡	1,948,667	23,663,943
Multimanager Large Cap Value Portfolio‡	774,910	9,336,189
Multimanager Mid Cap Growth Portfolio*‡	330,329	3,800,914
Multimanager Mid Cap Value Portfolio‡	841,487	9,782,166
Multimanager Multi-Sector Bond Portfolio‡	4,774,028	18,994,858
Multimanager Small Cap Growth Portfolio*‡	288,988	2,916,954
Multimanager Small Cap Value Portfolio‡	228,229	3,091,761

Total Investments (100.1%) (Cost $1,724,329,623)		1,927,027,813
Other Assets Less Liabilities (-0.1%)		(1,003,490)

Net Assets (100%)		$1,926,024,323

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
ATM International Portfolio	$98,322,391	$861,659	$14,187,807	$88,380,740	$—	$(133,270)
ATM Large Cap Portfolio	218,406,983	1,938,731	26,317,177	217,981,246	—	4,555,529
ATM Mid Cap Portfolio	29,228,827	215,415	7,330,957	25,729,430	—	432,677
ATM Small Cap Portfolio	39,813,006	301,581	2,426,743	43,750,447	—	42,345
EQ/AllianceBernstein Small Cap Growth Portfolio	24,388,497	172,332	1,312,325	26,757,793	—	98,583
EQ/AXA Franklin Small Cap Value Core Portfolio	4,084,205	86,166	423,846	4,000,204	—	281,608
EQ/BlackRock Basic Value Equity Portfolio	38,710,835	215,415	1,543,087	44,310,791	—	220,548
EQ/Boston Advisors Equity Income Portfolio	38,761,855	215,415	1,612,710	42,663,899	—	150,924
EQ/Core Bond Index Portfolio	372,998,104	24,817,386	27,162,032	364,195,280	—	(2,067)
EQ/Davis New York Venture Portfolio	721,641	—	611,661	—	—	186,914
EQ/GAMCO Small Company Value Portfolio	18,383,816	86,166	648,278	20,526,237	—	57,176

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
EQ/Global Bond PLUS Portfolio	$16,563,496	$1,129,249	$1,066,982	$16,073,842	$—	$(8,802)
EQ/Global Multi-Sector Equity Portfolio	28,804,427	215,415	7,098,603	22,699,174	—	665,031
EQ/Intermediate Government Bond Portfolio	517,403,870	38,609,874	37,750,250	510,850,727	—	(8,478)
EQ/International Core PLUS Portfolio	12,888,276	86,166	1,637,986	11,485,255	—	67,468
EQ/International Equity Index Portfolio	4,115,535	43,083	352,451	3,914,321	—	276
EQ/International ETF Portfolio	7,685,921	86,166	1,733,009	6,271,678	—	(27,556)
EQ/International Value PLUS Portfolio	9,359,030	43,083	1,359,547	8,209,833	—	(6,820)
EQ/Large Cap Core PLUS Portfolio	23,260,569	172,332	1,316,480	25,056,759	—	94,427
EQ/Large Cap Growth Index Portfolio	20,110,554	258,498	1,389,543	20,513,907	—	726,818
EQ/Large Cap Growth PLUS Portfolio	47,503,483	560,078	3,497,864	49,524,955	—	1,087,584
EQ/Large Cap Value PLUS Portfolio	24,101,532	301,581	7,876,939	15,281,901	—	4,092,149
EQ/MFS International Growth Portfolio	41,442,593	344,664	2,639,040	39,402,128	—	182,775
EQ/Mid Cap Index Portfolio	3,721,208	—	—	4,255,003	—	—
EQ/PIMCO Ultra Short Bond Portfolio	198,942,568	12,064,975	14,463,066	196,335,616	—	(1,266)
EQ/Small Company Index Portfolio	3,224,973	—	785,639	2,646,826	—	214,361
Multimanager Core Bond Portfolio	37,512,991	4,642,363	2,819,907	38,136,305	297,700	1,908
Multimanager International Equity Portfolio	7,641,646	43,083	1,377,599	6,486,731	—	(24,872)
Multimanager Large Cap Core Equity Portfolio	22,526,682	258,498	1,865,556	23,663,943	—	250,805
Multimanager Large Cap Value Portfolio	27,541,963	258,498	15,165,953	9,336,189	—	6,450,407
Multimanager Mid Cap Growth Portfolio	3,263,315	—	—	3,800,914	—	—
Multimanager Mid Cap Value Portfolio	10,499,843	43,083	1,930,455	9,782,166	—	422,272
Multimanager Multi-Sector Bond Portfolio	20,515,130	172,332	1,397,688	18,994,858	—	13,220
Multimanager Small Cap Growth Portfolio	2,702,564	43,083	267,960	2,916,954	—	84,766
Multimanager Small Cap Value Portfolio	2,874,496	43,083	306,842	3,091,761	—	45,885

	$1,978,026,825	$88,329,453	$191,675,982	$1,927,027,813	$297,700	$20,213,325

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,927,027,813	$—	$1,927,027,813

Total Assets	$—	$1,927,027,813	$—	$1,927,027,813

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,927,027,813	$—	$1,927,027,813

There were no transfers between Levels 1, 2, or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$88,329,453
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$211,889,307

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$216,765,595
Aggregate gross unrealized depreciation	(14,846,598)

Net unrealized appreciation	$201,918,997

Federal income tax cost of investments	$1,725,108,816

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,724,329,623)	$1,927,027,813
Cash	1,113,637
Receivable for securities sold	1,495,188
Receivable from Separate Accounts for Trust shares sold	56,512
Dividends, interest and other receivables	114
Other assets	15,117

Total assets	1,929,708,381

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	2,733,288
Distribution fees payable - Class B	388,027
Administrative fees payable	243,243
Investment management fees payable	136,340
Trustees’ fees payable	18,267
Distribution fees payable - Class A	4,615
Accrued expenses	160,278

Total liabilities	3,684,058

NET ASSETS	$1,926,024,323

Net assets were comprised of:
Paid in capital	$2,040,591,590
Accumulated undistributed net investment income (loss)	(4,596,867)
Accumulated undistributed net realized gain (loss) on investments	(312,668,590)
Net unrealized appreciation (depreciation) on investments	202,698,190

Net assets	$1,926,024,323

Class A
Net asset value, offering and redemption price per share, $22,276,381 / 2,234,893 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.97

Class B
Net asset value, offering and redemption price per share, $1,863,884,603 / 186,914,157 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.97

Class K
Net asset value, offering and redemption price per share, $39,863,339 / 3,994,411 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.98

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$297,700
Interest	907

Total income	298,607

EXPENSES
Distribution fees - Class B	2,379,601
Administrative fees	1,489,818
Investment management fees	982,456
Printing and mailing expenses	93,304
Custodian fees	87,028
Professional fees	45,477
Distribution fees - Class A	26,773
Trustees’ fees	20,860
Miscellaneous	12,580

Gross expenses	5,137,897
Less: Waiver from investment advisor	(178,597)

Net expenses	4,959,300

NET INVESTMENT INCOME (LOSS)	(4,660,693)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	20,213,325
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	52,347,517

NET REALIZED AND UNREALIZED GAIN (LOSS)	72,560,842

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,900,149

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(4,660,693)	$11,381,781
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	20,213,325	34,326,184
Net change in unrealized appreciation (depreciation) on investments	52,347,517	95,270,679

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	67,900,149	140,978,644

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(167,263)
Class B	—	(15,465,102)
Class K	—	(412,652)

	—	(16,045,017)

Distributions from net realized capital gains
Class A	—	(283,779)
Class B	—	(26,326,097)
Class K	—	(535,315)

	—	(27,145,191)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(43,190,208)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 369,431 and 420,885 shares, respectively ]	3,682,951	4,004,011
Capital shares issued in reinvestment of dividends and distributions [ 0 and 46,967 shares, respectively ]	—	451,042
Capital shares repurchased [ (282,067) and (599,381) shares, respectively ]	(2,805,070)	(5,706,816)

Total Class A transactions	877,881	(1,251,763)

Class B
Capital shares sold [ 7,530,396 and 19,452,307 shares, respectively ]	75,167,518	185,724,269
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,349,920 shares, respectively ]	—	41,791,199
Capital shares repurchased [ (19,980,747) and (29,436,396) shares, respectively ]	(198,969,674)	(281,757,865)

Total Class B transactions	(123,802,156)	(54,242,397)

Class K
Capital shares sold [ 351,405 and 669,901 shares, respectively ]	3,507,692	6,429,874
Capital shares issued in reinvestment of dividends and distributions [ 0 and 98,668 shares, respectively ]	—	947,967
Capital shares repurchased [ (398,366) and (786,090) shares, respectively ]	(3,974,680)	(7,523,375)

Total Class K transactions	(466,988)	(145,534)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(123,391,263)	(55,639,694)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(55,491,114)	42,148,742
NET ASSETS:
Beginning of period	1,981,515,437	1,939,366,695

End of period (a)	$1,926,024,323	$1,981,515,437

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(4,596,867)	$63,826

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012		2011		2010		2009		2008
Net asset value, beginning of period	$9.64		$9.17		$9.61		$9.27		$8.73		$11.59

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.05	(e)	0.06	(e)	0.14	(e)	0.24	(e)	0.44 (e)
Net realized and unrealized gain (loss) on investments	0.35		0.63		(0.11)		0.71		1.05		(2.65)

Total from investment operations	0.33		0.68		(0.05)		0.85		1.29		(2.21)

Less distributions:
Dividends from net investment income	—		(0.08)		(0.17)		(0.22)		(0.20)		(0.38)
Distributions from net realized gains	—		(0.13)		(0.22)		(0.29)		(0.55)		(0.27)

Total dividends and distributions	—		(0.21)		(0.39)		(0.51)		(0.75)		(0.65)

Net asset value, end of period	$9.97		$9.64		$9.17		$9.61		$9.27		$8.73

Total return (b)	3.42%		7.46%		(0.45)%		9.24%		14.78%		(19.24)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22,276		$20,693		$20,906		$63,455		$67,465		$42,358
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(j)	0.51	%(j)	0.22	%(k)	0.20	%(m)	0.18	%(m)	0.10%
Before waivers (a)(f)	0.53%		0.53%		0.28%		0.28%		0.30%		0.30%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.48)%		0.56%		0.62%		1.48%		2.56%		4.29%
Before waivers (a)(f)(x)	(0.50)%		0.55%		0.56%		1.41%		2.45%		4.10%
Portfolio turnover rate	4%		22%		30%		33%		75%		51%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class B	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012		2011		2010		2009		2008
Net asset value, beginning of period	$9.64		$9.18		$9.62		$9.27		$8.73		$11.59

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.05	(e)	0.12	(e)	0.13	(e)	0.17	(e)	0.35	(e)
Net realized and unrealized gain (loss) on investments	0.35		0.62		(0.19)		0.71		1.09		(2.58)

Total from investment operations	0.33		0.67		(0.07)		0.84		1.26		(2.23)

Less distributions:
Dividends from net investment income	—		(0.08)		(0.15)		(0.20)		(0.17)		(0.36)
Distributions from net realized gains	—		(0.13)		(0.22)		(0.29)		(0.55)		(0.27)

Total dividends and distributions	—		(0.21)		(0.37)		(0.49)		(0.72)		(0.63)

Net asset value, end of period	$9.97		$9.64		$9.18		$9.62		$9.27		$8.73

Total return (b)	3.42%		7.34%		(0.69)%		9.07%		14.48%		(19.45)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,863,885		$1,921,881		$1,881,229		$2,003,775		$1,867,749		$1,369,870
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(j)	0.51	%(j)	0.47	%(k)	0.45	%(m)	0.43	%(m)	0.35%
Before waivers (a)(f)	0.53%		0.53%		0.53%		0.53%		0.55%		0.55	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.48)%		0.57%		1.21%		1.35%		1.90%		3.37%
Before waivers (a)(f)(x)	(0.50)%		0.55%		1.16%		1.28%		1.79%		3.18%
Portfolio turnover rate	4%		22%		30%		33%		75%		51%

See Notes to Financial Statements.

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AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$9.64		$9.17		$9.41

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.08	(e)	0.17	(e)
Net realized and unrealized gain (loss) on investments	0.35		0.62		(0.14)

Total from investment operations	0.34		0.70		0.03

Less distributions:
Dividends from net investment income	—		(0.10)		(0.17)
Distributions from net realized gains	—		(0.13)		(0.10)

Total dividends and distributions	—		(0.23)		(0.27)

Net asset value, end of period	$9.98		$9.64		$9.17

Total return (b)	3.53%		7.73%		0.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$39,863		$38,942		$37,232
Ratio of expenses to average net assets:
After waivers (a)(f)	0.26	%(j)	0.26	%(j)	0.25	%(k)
Before waivers (a)(f)	0.28%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.23)%		0.84%		21.14	%(l)
Before waivers (a)(f)(x)	(0.25)%		0.82%		21.12	%(l)
Portfolio turnover rate	4%		22%		30%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.85% for Class A, 1.10% for Class B and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.85% for Class A and 1.10% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA MODERATE ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2013
EQ/Intermediate Government Bond Portfolio	22.1%
EQ/Core Bond Index Portfolio	15.7
ATM Large Cap Portfolio	12.4
EQ/PIMCO Ultra Short Bond Portfolio	8.5
ATM International Portfolio	6.9
ATM Small Cap Portfolio	3.3
EQ/Large Cap Growth PLUS Portfolio	3.2
EQ/MFS International Growth Portfolio	2.9
EQ/AllianceBernstein Small Cap Growth Portfolio	2.4
EQ/BlackRock Basic Value Equity Portfolio	2.2
EQ/Boston Advisors Equity Income Portfolio	2.0
EQ/Global Multi-Sector Equity Portfolio	1.7
EQ/GAMCO Small Company Value Portfolio	1.6
Multimanager Core Bond Portfolio	1.5
EQ/Large Cap Core PLUS Portfolio	1.4
ATM Mid Cap Portfolio	1.2
Multimanager Large Cap Value Portfolio	1.2
Multimanager Large Cap Core Equity Portfolio	1.1
EQ/Large Cap Value PLUS Portfolio	1.1
EQ/Large Cap Growth Index Portfolio	1.0
EQ/International Core PLUS Portfolio	0.9
Multimanager Multi-Sector Bond Portfolio	0.9
Multimanager International Equity Portfolio	0.8
EQ/Global Bond PLUS Portfolio	0.6
EQ/International Value PLUS Portfolio	0.6
EQ/International ETF Portfolio	0.6
EQ/AXA Franklin Small Cap Value Core Portfolio	0.5
Multimanager Small Cap Growth Portfolio	0.5
Multimanager Mid Cap Value Portfolio	0.4
Multimanager Small Cap Value Portfolio	0.2
EQ/Small Company Index Portfolio	0.2
EQ/International Equity Index Portfolio	0.2
Multimanager Mid Cap Growth Portfolio	0.1
EQ/Mid Cap Index Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution

(12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class A
Actual	$1,000.00	$1,044.60	$2.71
Hypothetical (5% average return before expenses)	1,000.00	1,022.14	2.68
Class B
Actual	1,000.00	1,044.90	2.71
Hypothetical (5% average return before expenses)	1,000.00	1,022.14	2.68
Class K
Actual	1,000.00	1,045.40	1.44
Hypothetical (5% average return before expenses)	1,000.00	1,023.38	1.43

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.53%, 0.53% and 0.28%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Portfolio‡	71,027,832	$699,085,158
ATM Large Cap Portfolio‡	97,986,815	1,256,770,270
ATM Mid Cap Portfolio‡	10,634,744	118,348,228
ATM Small Cap Portfolio‡	25,143,293	333,452,602
EQ/AllianceBernstein Small Cap Growth Portfolio‡	12,294,968	241,308,678
EQ/AXA Franklin Small Cap Value Core Portfolio‡	4,312,093	52,494,449
EQ/BlackRock Basic Value Equity Portfolio‡	12,850,749	222,799,496
EQ/Boston Advisors Equity Income Portfolio‡	30,997,027	207,437,476
EQ/Core Bond Index Portfolio‡	160,029,088	1,595,626,783
EQ/GAMCO Small Company Value Portfolio‡	3,249,897	158,021,003
EQ/Global Bond PLUS Portfolio‡	6,970,299	66,483,172
EQ/Global Multi-Sector Equity Portfolio‡	13,149,877	171,339,744
EQ/Intermediate Government Bond Portfolio‡	218,502,830	2,239,102,589
EQ/International Core PLUS Portfolio‡	10,684,930	95,911,692
EQ/International Equity Index Portfolio‡	2,007,888	16,963,787
EQ/International ETF Portfolio‡	9,726,187	63,511,273
EQ/International Value PLUS Portfolio‡	5,822,818	65,378,307
EQ/Large Cap Core PLUS Portfolio‡	17,585,690	137,863,368
EQ/Large Cap Growth Index Portfolio‡	8,780,519	98,284,336
EQ/Large Cap Growth PLUS Portfolio‡	15,415,440	321,711,975
EQ/Large Cap Value PLUS Portfolio‡	8,747,154	110,313,342
EQ/MFS International Growth Portfolio‡	44,247,387	295,291,607

EQ/Mid Cap Index Portfolio‡	1,200,117	$12,988,694
EQ/PIMCO Ultra Short Bond Portfolio‡	86,343,122	859,625,744
EQ/Small Company Index Portfolio‡	1,528,908	17,123,031
Multimanager Core Bond Portfolio‡	15,471,819	154,270,804
Multimanager International Equity Portfolio‡	7,344,732	77,064,164
Multimanager Large Cap Core Equity Portfolio‡	9,251,210	112,343,539
Multimanager Large Cap Value Portfolio‡	9,799,918	118,070,342
Multimanager Mid Cap Growth Portfolio*‡	1,397,415	16,079,275
Multimanager Mid Cap Value Portfolio‡	3,740,046	43,477,502
Multimanager Multi-Sector Bond Portfolio‡	22,187,396	88,279,013
Multimanager Small Cap Growth Portfolio*‡	4,797,218	48,421,537
Multimanager Small Cap Value Portfolio‡	1,396,602	18,919,378

Total Investments (100.0%) (Cost $8,906,163,131)		10,134,162,358
Other Assets Less Liabilities (0.0%)		1,714,907

Net Assets (100%)		$10,135,877,265

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
ATM International Portfolio	$764,017,023	$671,890	$91,266,478	$699,085,158	$—	$(758,749)
ATM Large Cap Portfolio	1,238,552,396	1,097,421	122,706,044	1,256,770,270	—	21,023,246
ATM Mid Cap Portfolio	141,510,718	134,378	40,367,334	118,348,228	—	2,334,211
ATM Small Cap Portfolio	300,343,915	268,756	13,137,204	333,452,602	—	265,887
EQ/AllianceBernstein Small Cap Growth Portfolio	215,727,493	134,378	6,143,899	241,308,678	—	557,647
EQ/AXA Franklin Small Cap Value Core Portfolio	49,153,627	67,189	2,860,961	52,494,449	—	489,812
EQ/BlackRock Basic Value Equity Portfolio	193,527,869	134,378	5,837,168	222,799,496	—	864,378

See Notes to Financial Statements.

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AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
EQ/Boston Advisors Equity Income Portfolio	$186,575,200	$111,982	$5,103,582	$207,437,476	$—	$481,039
EQ/Core Bond Index Portfolio	1,569,797,254	124,410,971	70,339,305	1,595,626,783	—	26,926
EQ/Davis New York Venture Portfolio	5,532,581	—	4,689,401	—	—	1,433,009
EQ/GAMCO Small Company Value Portfolio	141,164,507	89,585	4,055,406	158,021,003	—	412,291
EQ/Global Bond PLUS Portfolio	70,144,290	2,067,189	3,371,717	66,483,172	—	(20,944)
EQ/Global Multi-Sector Equity Portfolio	185,221,280	156,774	26,079,190	171,339,744	—	(2,260,720)
EQ/Intermediate Government Bond Portfolio	2,192,820,418	176,970,879	98,332,477	2,239,102,589	—	(43,139)
EQ/International Core PLUS Portfolio	104,243,065	67,189	9,327,360	95,911,692	—	1,023,413
EQ/International Equity Index Portfolio	18,648,928	44,793	1,533,072	16,963,787	—	700,777
EQ/International ETF Portfolio	67,972,172	67,189	6,343,060	63,511,273	—	7,713
EQ/International Value PLUS Portfolio	73,022,013	44,793	9,494,073	65,378,307	—	(260,225)
EQ/Large Cap Core PLUS Portfolio	126,735,084	111,982	5,115,676	137,863,368	—	468,946
EQ/Large Cap Growth Index Portfolio	95,179,163	156,774	4,254,047	98,284,336	—	3,564,423
EQ/Large Cap Growth PLUS Portfolio	298,562,879	313,549	10,938,723	321,711,975	—	4,698,218
EQ/Large Cap Value PLUS Portfolio	159,927,658	179,171	39,108,660	110,313,342	—	32,326,734
EQ/MFS International Growth Portfolio	304,293,194	246,360	11,252,431	295,291,607	—	1,033,737
EQ/Mid Cap Index Portfolio	11,359,247	—	—	12,988,694	—	—
EQ/PIMCO Ultra Short Bond Portfolio	833,583,300	63,861,491	36,853,088	859,625,744	—	5,414
EQ/Small Company Index Portfolio	19,496,482	—	3,903,327	17,123,031	—	1,096,673
Multimanager Core Bond Portfolio	161,622,895	5,384,679	7,815,232	154,270,804	1,227,905	3,238
Multimanager International Equity Portfolio	97,117,723	44,793	22,192,433	77,064,164	—	41,416
Multimanager Large Cap Core Equity Portfolio	105,860,362	156,775	7,397,014	112,343,539	—	421,456
Multimanager Large Cap Value Portfolio	170,605,603	156,775	74,169,129	118,070,342	—	1,149,341
Multimanager Mid Cap Growth Portfolio	13,805,033	—	—	16,079,275	—	—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
Multimanager Mid Cap Value Portfolio	$42,873,727	$22,396	$4,998,133	$43,477,502	$—	$1,118,792
Multimanager Multi-Sector Bond Portfolio	78,913,683	14,067,189	3,352,569	88,279,013	—	(1,796)
Multimanager Small Cap Growth Portfolio	42,208,104	44,793	1,763,273	48,421,537	—	470,576
Multimanager Small Cap Value Portfolio	16,874,424	22,396	1,120,884	18,919,378	—	(3,960)

	$10,096,993,310	$391,308,857	$755,222,350	$10,134,162,358	$1,227,905	$72,669,780

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$10,134,162,358	$—	$10,134,162,358

Total Assets	$—	$10,134,162,358	$—	$10,134,162,358

Total Liabilities	$—	$—	$—	$—

Total	$—	$10,134,162,358	$—	$10,134,162,358

There were no transfers between Levels 1, 2, or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$391,308,857
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$827,892,130

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,305,806,351
Aggregate gross unrealized depreciation	(78,298,554)

Net unrealized appreciation	$1,227,507,797

Federal income tax cost of investments	$8,906,654,561

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $8,906,163,131)	$10,134,162,358
Cash	7,442,095
Receivable for securities sold	4,612,709
Receivable from Separate Accounts for Trust shares sold	801,143
Dividends, interest and other receivables	692
Other assets	78,524

Total assets	10,147,097,521

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	6,007,307
Distribution fees payable - Class B	1,561,734
Investment management fees payable	1,314,158
Administrative fees payable	1,266,736
Distribution fees payable - Class A	481,773
Trustees’ fees payable	242,871
Accrued expenses	345,677

Total liabilities	11,220,256

NET ASSETS	$10,135,877,265

Net assets were comprised of:
Paid in capital	$11,203,146,440
Accumulated undistributed net investment income (loss)	(25,346,408)
Accumulated undistributed net realized gain (loss) on investments	(2,269,921,994)
Net unrealized appreciation (depreciation) on investments	1,227,999,227

Net assets	$10,135,877,265

Class A
Net asset value, offering and redemption price per share, $2,321,252,830 / 165,246,097 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.05

Class B
Net asset value, offering and redemption price per share, $7,510,078,065 / 538,057,289 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.96

Class K
Net asset value, offering and redemption price per share, $304,546,370 / 21,653,953 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.06

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,227,905
Interest	4,213

Total income	1,232,118

EXPENSES
Distribution fees - Class B	9,478,178
Administrative fees	7,683,388
Investment management fees	5,103,822
Distribution fees - Class A	2,920,333
Recoupment fees	894,626
Printing and mailing expenses	485,363
Professional fees	109,965
Trustees’ fees	107,906
Custodian fees	95,012
Miscellaneous	67,640

Total expenses	26,946,233

NET INVESTMENT INCOME (LOSS)	(25,714,115)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities ($72,669,780 of realized gain (loss) from affiliates)	72,677,825
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	401,082,541

NET REALIZED AND UNREALIZED GAIN (LOSS)	473,760,366

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$448,046,251

See Notes to Financial Statements.

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AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(25,714,115)	$55,912,492
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	72,677,825	163,504,638
Net change in unrealized appreciation (depreciation) on investments	401,082,541	643,086,591

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	448,046,251	862,503,721

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(17,906,708)
Class B	—	(58,129,308)
Class K	—	(3,078,857)

	—	(79,114,873)

Distributions from net realized capital gains
Class A	—	(26,859,684)
Class B	—	(88,063,674)
Class K	—	(3,500,002)

	—	(118,423,360)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(197,538,233)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,624,683 and 3,962,336 shares, respectively ]	36,873,248	52,421,807
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,352,245 shares, respectively ]	—	44,766,392
Capital shares repurchased [ (8,976,126) and (19,151,627) shares, respectively ]	(125,656,421)	(253,378,712)

Total Class A transactions	(88,783,173)	(156,190,513)

Class B
Capital shares sold [ 9,921,219 and 18,111,064 shares, respectively ]	138,449,463	237,396,132
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,017,697 shares, respectively ]	—	146,192,982
Capital shares repurchased [ (32,637,077) and (66,293,034) shares, respectively ]	(453,866,882)	(871,904,348)

Total Class B transactions	(315,417,419)	(488,315,234)

Class K
Capital shares sold [ 481,488 and 793,959 shares, respectively ]	6,771,898	10,486,301
Capital shares issued in reinvestment of dividends and distributions [ 0 and 492,211 shares, respectively ]	—	6,578,859
Capital shares repurchased [ (1,027,443) and (2,412,150) shares, respectively ]	(14,362,211)	(32,102,510)

Total Class K transactions	(7,590,313)	(15,037,350)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(411,790,905)	(659,543,097)

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,255,346	5,422,391
NET ASSETS:
Beginning of period	10,099,621,919	10,094,199,528

End of period (a)	$10,135,877,265	$10,099,621,919

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(25,346,408)	$367,707

See Notes to Financial Statements.

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AXA MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012		2011		2010		2009		2008
Net asset value, beginning of period	$13.45		$12.60		$13.45		$12.80		$11.82		$17.10

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.04	)(e)	0.07	(e)	0.16	(e)	0.18	(e)	0.23	(e)	0.48 (e)
Net realized and unrealized gain (loss) on investments	0.64		1.05		(0.45)		1.11		1.82		(4.57)

Total from investment operations	0.60		1.12		(0.29)		1.29		2.05		(4.09)

Less distributions:
Dividends from net investment income	—		(0.11)		(0.24)		(0.32)		(0.21)		(0.57)
Distributions from net realized gains	—		(0.16)		(0.32)		(0.32)		(0.86)		(0.62)

Total dividends and distributions	—		(0.27)		(0.56)		(0.64)		(1.07)		(1.19)

Net asset value, end of period	$14.05		$13.45		$12.60		$13.45		$12.80		$11.82

Total return (b)	4.46%		8.85%		(2.14)%		10.14%		17.34%		(24.29)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,321,253		$2,307,690		$2,311,825		$2,881,375		$2,775,033		$2,494,212
Ratio of expenses to average net assets:
After waivers (a)(f)	0.53	%(j)	0.54	%(j)	0.25	%(k)	0.23	%(m)	0.21	%(m)	0.10%
Before waivers (a)(f)	0.53%		0.54%		0.26%		0.27%		0.28%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.51)%		0.54%		1.22%		1.39%		1.85%		3.19%
Before waivers (a)(f)(x)	(0.51)%		0.54%		1.21%		1.36%		1.78%		3.02%
Portfolio turnover rate	4%		18%		23%		26%		71%		34%

See Notes to Financial Statements.

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AXA MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class B	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012		2011		2010		2009		2008
Net asset value, beginning of period	$13.36		$12.52		$13.37		$12.72		$11.76		$17.01

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.04	)(e)	0.07	(e)	0.15	(e)	0.15	(e)	0.21	(e)	0.48	(e)
Net realized and unrealized gain (loss) on investments	0.64		1.03		(0.48)		1.10		1.78		(4.57)

Total from investment operations	0.60		1.10		(0.33)		1.25		1.99		(4.09)

Less distributions:
Dividends from net investment income	—		(0.10)		(0.20)		(0.28)		(0.17)		(0.54)
Distributions from net realized gains	—		(0.16)		(0.32)		(0.32)		(0.86)		(0.62)

Total dividends and distributions	—		(0.26)		(0.52)		(0.60)		(1.03)		(1.16)

Net asset value, end of period	$13.96		$13.36		$12.52		$13.37		$12.72		$11.76

Total return (b)	4.49%		8.82%		(2.41)%		9.91%		16.95%		(24.46)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,510,078		$7,493,390		$7,488,398		$8,291,295		$7,830,939		$5,897,027
Ratio of expenses to average net assets:
After waivers (a)(f)	0.53	%(j)	0.54	%(j)	0.50	%(k)	0.48	%(m)	0.46	%(m)	0.35%
Before waivers (a)(f)	0.53%		0.54%		0.51%		0.52%		0.53%		0.52	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.51)%		0.54%		1.12%		1.16%		1.69%		3.23%
Before waivers (a)(f)(x)	(0.51)%		0.54%		1.11%		1.13%		1.62%		3.05%
Portfolio turnover rate	4%		18%		23%		26%		71%		34%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$13.45		$12.60		$12.97

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.11	(e)	0.23	(e)
Net realized and unrealized gain (loss) on investments	0.63		1.04		(0.21)

Total from investment operations	0.61		1.15		0.02

Less distributions:
Dividends from net investment income	—		(0.14)		(0.23)
Distributions from net realized gains	—		(0.16)		(0.16)

Total dividends and distributions	—		(0.30)		(0.39)

Net asset value, end of period	$14.06		$13.45		$12.60

Total return (b)	4.54%		9.12%		0.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$304,546		$298,541		$293,976
Ratio of expenses to average net assets:
After waivers (a)(f)	0.28	%(j)	0.29	%(j)	0.27	%(k)
Before waivers (a)(f)	0.28%		0.29%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.26)%		0.79%		21.57	%(l)
Before waivers (a)(f)(x)	(0.26)%		0.79%		21.57	%(l)
Portfolio turnover rate	4%		18%		23%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class A, 1.15% for Class B and 0.90% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.90% for Class A, 1.15% for Class B and 0.90% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.90% for Class A and 1.15% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2013
ATM Large Cap Portfolio	17.4%
EQ/Intermediate Government Bond Portfolio	13.4
EQ/Core Bond Index Portfolio	9.3
ATM International Portfolio	9.1
ATM Small Cap Portfolio	5.5
EQ/PIMCO Ultra Short Bond Portfolio	5.0
EQ/Large Cap Growth PLUS Portfolio	3.8
EQ/AllianceBernstein Small Cap Growth Portfolio	3.7
EQ/MFS International Growth Portfolio	3.4
EQ/BlackRock Basic Value Equity Portfolio	2.4
EQ/Large Cap Value PLUS Portfolio	2.4
Multimanager Large Cap Value Portfolio	2.3
Multimanager Large Cap Core Equity Portfolio	2.3
EQ/Boston Advisors Equity Income Portfolio	2.1
EQ/Global Multi-Sector Equity Portfolio	2.0
EQ/Large Cap Growth Index Portfolio	1.7
EQ/GAMCO Small Company Value Portfolio	1.6
EQ/Large Cap Core PLUS Portfolio	1.6
ATM Mid Cap Portfolio	1.4
Multimanager Small Cap Growth Portfolio	1.4
EQ/International Core PLUS Portfolio	1.3
EQ/International Value PLUS Portfolio	1.1
Multimanager International Equity Portfolio	1.1
Multimanager Core Bond Portfolio	0.9
EQ/AXA Franklin Small Cap Value Core Portfolio	0.9
EQ/International ETF Portfolio	0.8
Multimanager Small Cap Value Portfolio	0.7
Multimanager Multi-Sector Bond Portfolio	0.5
EQ/International Equity Index Portfolio	0.4
EQ/Small Company Index Portfolio	0.2
Multimanager Mid Cap Value Portfolio	0.1
EQ/Mid Cap Index Portfolio	0.1
Multimanager Mid Cap Growth Portfolio	0.1
EQ/Global Bond PLUS Portfolio	0.0	#
# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class A
Actual	$1,000.00	$1,071.10	$2.65
Hypothetical (5% average return before expenses)	1,000.00	1,022.24	2.59
Class B
Actual	1,000.00	1,072.10	2.65
Hypothetical (5% average return before expenses)	1,000.00	1,022.24	2.59
Class K
Actual	1,000.00	1,073.00	1.37
Hypothetical (5% average return before expenses)	1,000.00	1,023.48	1.33

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	105,381,163	$1,037,204,774
ATM Large Cap Portfolio‡	154,606,025	1,982,963,278
ATM Mid Cap Portfolio‡	14,582,193	162,277,229
ATM Small Cap Portfolio‡	47,450,881	629,297,832
EQ/AllianceBernstein Small Cap Growth Portfolio‡	21,342,174	418,874,767
EQ/AXA Franklin Small Cap Value Core Portfolio‡	8,179,377	99,573,900
EQ/BlackRock Basic Value Equity Portfolio‡	15,936,457	276,297,874
EQ/Boston Advisors Equity Income Portfolio‡	35,965,036	240,684,254
EQ/Core Bond Index Portfolio‡	106,238,537	1,059,289,017
EQ/GAMCO Small Company Value Portfolio‡	3,839,350	186,682,202
EQ/Global Bond PLUS Portfolio‡	101,637	969,423
EQ/Global Multi-Sector Equity Portfolio‡	17,128,473	223,179,897
EQ/Intermediate Government Bond Portfolio‡	149,530,683	1,532,312,141
EQ/International Core PLUS Portfolio‡	16,852,793	151,276,593
EQ/International Equity Index Portfolio‡	5,744,773	48,535,129
EQ/International ETF Portfolio‡	14,316,998	93,488,926
EQ/International Value PLUS Portfolio‡	11,235,761	126,154,569
EQ/Large Cap Core PLUS Portfolio‡	22,770,008	178,505,932
EQ/Large Cap Growth Index Portfolio‡	16,924,689	189,445,722
EQ/Large Cap Growth PLUS Portfolio‡	21,002,178	438,304,190
EQ/Large Cap Value PLUS Portfolio‡	21,457,040	270,602,037
EQ/MFS International Growth Portfolio‡	58,070,464	387,541,990
EQ/Mid Cap Index Portfolio‡	1,097,795	$11,881,270
EQ/PIMCO Ultra Short Bond Portfolio‡	57,384,963	571,320,454
EQ/Small Company Index Portfolio‡	2,005,863	22,464,698
Multimanager Core Bond Portfolio‡	10,544,697	105,142,054
Multimanager International Equity Portfolio‡	11,467,666	120,323,809
Multimanager Large Cap Core Equity Portfolio‡	21,603,302	262,343,122
Multimanager Large Cap Value Portfolio‡	22,107,548	266,353,834
Multimanager Mid Cap Growth Portfolio*‡	1,016,320	11,694,228
Multimanager Mid Cap Value Portfolio‡	1,283,644	14,922,180
Multimanager Multi-Sector Bond Portfolio‡	14,166,600	56,365,942
Multimanager Small Cap Growth Portfolio*‡	15,514,237	156,595,589
Multimanager Small Cap Value Portfolio‡	6,150,423	83,318,075

Total Investments (100.0%) (Cost $9,387,155,156)		11,416,186,931
Other Assets Less Liabilities (0.0%)		(811,959)

Net Assets (100%)		$11,415,374,972

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
ATM International Portfolio	$1,093,126,496	$482,550	$92,971,842	$1,037,204,774	$—	$(265,299)
ATM Large Cap Portfolio	1,895,473,199	866,115	139,502,794	1,982,963,278	—	22,598,695
ATM Mid Cap Portfolio	208,010,564	61,865	68,234,669	162,277,229	—	4,022,580
ATM Small Cap Portfolio	567,426,130	235,088	25,002,859	629,297,832	—	674,688
EQ/AllianceBernstein Small Cap Growth Portfolio	376,293,852	123,731	12,431,856	418,874,767	—	1,082,643
EQ/AXA Franklin Small Cap Value Core Portfolio	92,440,979	49,492	4,593,465	99,573,900	—	812,335
EQ/BlackRock Basic Value Equity Portfolio	242,313,249	98,985	9,351,061	276,297,874	—	1,460,538
EQ/Boston Advisors Equity Income Portfolio	219,237,306	86,611	8,277,414	240,684,254	—	1,182,735
EQ/Core Bond Index Portfolio	1,025,836,360	103,470,177	51,355,546	1,059,289,017	—	(452)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
EQ/Davis New York Venture Portfolio	$4,810,940	$—	$4,077,740	$—	$—	$1,246,096
EQ/GAMCO Small Company Value Portfolio	170,594,585	86,611	8,437,022	186,682,202	—	1,023,126
EQ/Global Bond PLUS Portfolio	—	1,000,000	—	969,423	—	—
EQ/Global Multi-Sector Equity Portfolio	222,284,422	98,985	10,921,161	223,179,897	—	(109,562)
EQ/Intermediate Government Bond Portfolio	1,465,710,126	161,668,147	72,998,153	1,532,312,141	—	(19,862)
EQ/International Core PLUS Portfolio	154,280,569	49,492	5,016,903	151,276,593	—	388,896
EQ/International Equity Index Portfolio	64,197,177	49,492	11,548,116	48,535,129	—	5,857,683
EQ/International ETF Portfolio	99,160,945	49,492	8,333,156	93,488,926	—	72,643
EQ/International Value PLUS Portfolio	128,068,483	37,119	4,082,479	126,154,569	—	(28,129)
EQ/Large Cap Core PLUS Portfolio	164,965,351	74,238	7,419,316	178,505,932	—	689,383
EQ/Large Cap Growth Index Portfolio	182,196,403	123,731	7,537,624	189,445,722	—	5,976,875
EQ/Large Cap Growth PLUS Portfolio	412,190,452	247,461	16,512,837	438,304,190	—	10,516,160
EQ/Large Cap Value PLUS Portfolio	300,189,457	148,477	41,897,493	270,602,037	—	32,319,904
EQ/MFS International Growth Portfolio	402,165,649	173,223	17,306,972	387,541,990	—	1,613,326
EQ/Mid Cap Index Portfolio	11,323,755	—	744,013	11,881,270	—	255,987
EQ/PIMCO Ultra Short Bond Portfolio	542,435,705	56,571,297	27,024,961	571,320,454	—	4,036
EQ/Small Company Index Portfolio	19,476,541	—	—	22,464,698	—	—
Multimanager Core Bond Portfolio	99,483,674	14,354,666	5,398,917	105,142,054	805,174	6,882
Multimanager International Equity Portfolio	155,940,093	49,492	34,100,553	120,323,809	—	5,305,246
Multimanager Large Cap Core Equity Portfolio	241,877,883	111,358	12,168,463	262,343,122	—	(5,414)
Multimanager Large Cap Value Portfolio	288,989,931	111,358	64,300,344	266,353,834	—	862,705
Multimanager Mid Cap Growth Portfolio	10,979,740	—	684,319	11,694,228	—	315,681
Multimanager Mid Cap Value Portfolio	12,816,274	—	—	14,922,180	—	—

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
Multimanager Multi-Sector Bond Portfolio	$54,373,965	$5,524,746	$2,689,932	$56,365,942	$—	$12,967
Multimanager Small Cap Growth Portfolio	136,166,399	61,865	5,257,266	156,595,589	—	1,499,982
Multimanager Small Cap Value Portfolio	71,218,145	12,373	1,364,855	83,318,075	—	(13,405)

	$11,136,054,799	$346,078,237	$781,544,101	$11,416,186,931	$805,174	$99,359,669

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$11,416,186,931	$—	$11,416,186,931

Total Assets	$—	$11,416,186,931	$—	$11,416,186,931

Total Liabilities	$—	$—	$—	$—

Total	$—	$11,416,186,931	$—	$11,416,186,931

There were no transfers between Levels 1, 2, or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$346,078,237
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$880,903,770

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,066,289,702
Aggregate gross unrealized depreciation	(37,588,215)

Net unrealized appreciation	$2,028,701,487

Federal income tax cost of investments	$9,387,485,444

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $9,387,155,156)	$11,416,186,931
Cash	13,130,263
Receivable from Separate Accounts for Trust shares sold	543,533
Dividends, interest and other receivables	607
Other assets	87,583

Total assets	11,429,948,917

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	6,669,119
Payable for securities purchased	2,558,849
Distribution fees payable - Class B	2,305,911
Administrative fees payable	1,425,894
Investment management fees payable	942,459
Trustees’ fees payable	149,652
Distribution fees payable - Class A	49,416
Accrued expenses	472,645

Total liabilities	14,573,945

NET ASSETS	$11,415,374,972

Net assets were comprised of:
Paid in capital	$13,170,309,850
Accumulated undistributed net investment income (loss)	(27,880,157)
Accumulated undistributed net realized gain (loss) on investments	(3,756,086,496)
Net unrealized appreciation (depreciation) on investments	2,029,031,775

Net assets	$11,415,374,972

Class A
Net asset value, offering and redemption price per share, $237,876,905 / 21,619,184 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.00

Class B
Net asset value, offering and redemption price per share, $11,097,362,556 / 1,008,294,032 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.01

Class K
Net asset value, offering and redemption price per share, $80,135,511 / 7,273,960 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.02

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$805,174
Interest	3,292

Total income	808,466

EXPENSES
Distribution fees - Class B	13,904,066
Administrative fees	8,597,175
Investment management fees	5,682,543
Printing and mailing expenses	541,605
Distribution fees - Class A	298,056
Trustees’ fees	120,084
Professional fees	118,235
Custodian fees	79,441
Miscellaneous	70,308

Total expenses	29,411,513

NET INVESTMENT INCOME (LOSS)	(28,603,047)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	99,359,669
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	715,597,996

NET REALIZED AND UNREALIZED GAIN (LOSS)	814,957,665

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$786,354,618

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(28,603,047)	$61,630,966
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	99,359,669	276,458,624
Net change in unrealized appreciation (depreciation) on investments	715,597,996	884,866,351

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	786,354,618	1,222,955,941

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(1,800,443)
Class B	—	(84,860,266)
Class K	—	(784,113)

	—	(87,444,822)

Distributions from net realized capital gains
Class A	—	(3,555,919)
Class B	—	(167,478,204)
Class K	—	(1,171,020)

	—	(172,205,143)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(259,649,965)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 818,132 and 2,212,730 shares, respectively ]	8,852,430	22,243,219
Capital shares issued in reinvestment of dividends and distributions [ 0 and 524,964 shares, respectively ]	—	5,356,362
Capital shares repurchased [ (1,656,328) and (4,389,997) shares, respectively ]	(18,031,793)	(44,153,881)

Total Class A transactions	(9,179,363)	(16,554,300)

Class B
Capital shares sold [ 9,752,418 and 16,666,969 shares, respectively ]	106,208,077	167,146,756
Capital shares issued in reinvestment of dividends and distributions [ 0 and 24,724,479 shares, respectively ]	—	252,338,470
Capital shares repurchased [ (55,311,571) and (123,982,677) shares, respectively ]	(601,362,428)	(1,247,590,949)

Total Class B transactions	(495,154,351)	(828,105,723)

Class K
Capital shares sold [ 554,180 and 459,800 shares, respectively ]	6,041,145	4,629,950
Capital shares issued in reinvestment of dividends and distributions [ 0 and 191,528 shares, respectively ]	—	1,955,133
Capital shares repurchased [ (641,578) and (886,582) shares, respectively ]	(7,062,239)	(8,948,988)

Total Class K transactions	(1,021,094)	(2,363,905)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(505,354,808)	(847,023,928)

TOTAL INCREASE (DECREASE) IN NET ASSETS	280,999,810	116,282,048
NET ASSETS:
Beginning of period	11,134,375,162	11,018,093,114

End of period (a)	$11,415,374,972	$11,134,375,162

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(27,880,157)	$722,890

See Notes to Financial Statements.

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AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Class A			2012		2011		2010		2009		2008
Net asset value, beginning of period	$10.27		$9.43		$10.35		$9.70		$8.76		$13.95

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.06	(e)	0.09	(e)	0.10	(e)	0.15	(e)	0.25 (e)
Net realized and unrealized gain (loss) on investments	0.76		1.02		(0.58)		1.03		1.80		(4.55)

Total from investment operations	0.73		1.08		(0.49)		1.13		1.95		(4.30)

Less distributions:
Dividends from net investment income	—		(0.08)		(0.17)		(0.20)		(0.15)		(0.28)
Distributions from net realized gains	—		(0.16)		(0.26)		(0.28)		(0.86)		(0.61)

Total dividends and distributions	—		(0.24)		(0.43)		(0.48)		(1.01)		(0.89)

Net asset value, end of period	$11.00		$10.27		$9.43		$10.35		$9.70		$8.76

Total return (b)	7.11%		11.50%		(4.65)%		11.69%		22.34%		(31.63)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$237,877		$230,680		$227,348		$324,712		$283,013		$225,734
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.52	%(j)	0.27	%(k)	0.26	%(m)	0.23	%(m)	0.10%
Before waivers (a)(f)	0.52%		0.52%		0.27%		0.27%		0.28%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.50)%		0.55%		0.92%		1.01%		1.57%		2.17%
Before waivers (a)(f)(x)	(0.50)%		0.55%		0.92%		1.00%		1.52%		2.00%
Portfolio turnover rate	3%		15%		16%		20%		88%		35%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Class B			2012		2011		2010		2009		2008
Net asset value, beginning of period	$10.27		$9.43		$10.36		$9.70		$8.76		$13.95

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.05	(e)	0.10	(e)	0.07	(e)	0.12	(e)	0.21 (e)
Net realized and unrealized gain (loss) on investments	0.77		1.03		(0.62)		1.04		1.81		(4.54)

Total from investment operations	0.74		1.08		(0.52)		1.11		1.93		(4.33)

Less distributions:
Dividends from net investment income	—		(0.08)		(0.15)		(0.17)		(0.13)		(0.25)
Distributions from net realized gains	—		(0.16)		(0.26)		(0.28)		(0.86)		(0.61)

Total dividends and distributions	—		(0.24)		(0.41)		(0.45)		(0.99)		(0.86)

Net asset value, end of period	$11.01		$10.27		$9.43		$10.36		$9.70		$8.76

Total return (b)	7.21%		11.50%		(4.98)%		11.52%		22.03%		(31.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,097,363		$10,828,079		$10,719,111		$12,240,547		$11,531,037		$8,914,572
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.52	%(j)	0.52	%(k)	0.51	%(m)	0.48	%(m)	0.35%
Before waivers (a)(f)	0.52%		0.52%		0.52%		0.52%		0.53%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.50)%		0.55%		0.93%		0.73%		1.31%		1.83%
Before waivers (a)(f)(x)	(0.50)%		0.55%		0.93%		0.72%		1.26%		1.65%
Portfolio turnover rate	3%		15%		16%		20%		88%		35%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$10.27		$9.43		$9.73

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.08	(e)	0.16	(e)
Net realized and unrealized gain (loss) on investments	0.76		1.03		(0.15)

Total from investment operations	0.75		1.11		0.01

Less distributions:
Dividends from net investment income	—		(0.11)		(0.17)
Distributions from net realized gains	—		(0.16)		(0.14)

Total dividends and distributions	—		(0.27)		(0.31)

Net asset value, end of period	$11.02		$10.27		$9.43

Total return (b)	7.30%		11.78%		0.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$80,136		$75,616		$71,635
Ratio of expenses to average net assets:
After waivers (a)(f)	0.27	%(j)	0.27	%(j)	0.26	%(k)
Before waivers (a)(f)	0.27%		0.27%		0.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.25)%		0.81%		20.10	%(l)
Before waivers (a)(f)(x)	(0.25)%		0.81%		20.10	%(l)
Portfolio turnover rate	3%		15%		16%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.94% for Class A, 1.19% for Class B and 0.93% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class A and 1.20% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2013
ATM Large Cap Portfolio	23.1%
ATM International Portfolio	10.1
ATM Small Cap Portfolio	6.0
EQ/Large Cap Value PLUS Portfolio	5.4
EQ/MFS International Growth Portfolio	4.6
Multimanager Large Cap Value Portfolio	4.6
EQ/Large Cap Growth PLUS Portfolio	4.5
EQ/Intermediate Government Bond Portfolio	4.0
EQ/AllianceBernstein Small Cap Growth Portfolio	3.3
EQ/Large Cap Growth Index Portfolio	3.1
Multimanager Large Cap Core Equity Portfolio	3.0
EQ/GAMCO Small Company Value Portfolio	3.0
EQ/Core Bond Index Portfolio	2.8
EQ/BlackRock Basic Value Equity Portfolio	2.2
EQ/International Value PLUS Portfolio	2.1
EQ/Global Multi-Sector Equity Portfolio	2.1
Multimanager Small Cap Growth Portfolio	1.9
EQ/Large Cap Core PLUS Portfolio	1.9
ATM Mid Cap Portfolio	1.7
EQ/Boston Advisors Equity Income Portfolio	1.5
EQ/PIMCO Ultra Short Bond Portfolio	1.5
EQ/International Equity Index Portfolio	1.5
EQ/International Core PLUS Portfolio	1.4
EQ/AXA Franklin Small Cap Value Core Portfolio	1.2
Multimanager International Equity Portfolio	1.0
EQ/International ETF Portfolio	1.0
Multimanager Core Bond Portfolio	0.3
Multimanager Mid Cap Growth Portfolio	0.2
EQ/Small Company Index Portfolio	0.2
Multimanager Mid Cap Value Portfolio	0.2
EQ/Mid Cap Index Portfolio	0.2
Multimanager Small Cap Value Portfolio	0.2
Multimanager Multi-Sector Bond Portfolio	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class A
Actual	$1,000.00	$1,096.60	$2.71
Hypothetical (5% average return before expenses)	1,000.00	1,022.21	2.62
Class B
Actual	1,000.00	1,097.60	2.71
Hypothetical (5% average return before expenses)	1,000.00	1,022.21	2.62
Class K
Actual	1,000.00	1,098.60	1.41
Hypothetical (5% average return before expenses)	1,000.00	1,023.45	1.36

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	35,850,348	$352,853,879
ATM Large Cap Portfolio‡	62,960,283	807,523,053
ATM Mid Cap Portfolio‡	5,470,956	60,883,269
ATM Small Cap Portfolio‡	15,703,076	208,255,596
EQ/AllianceBernstein Small Cap Growth Portfolio‡	5,896,283	115,724,120
EQ/AXA Franklin Small Cap Value Core Portfolio‡	3,415,430	41,578,676
EQ/BlackRock Basic Value Equity Portfolio‡	4,408,147	76,426,115
EQ/Boston Advisors Equity Income Portfolio‡	7,906,866	52,914,119
EQ/Core Bond Index Portfolio‡	9,686,906	96,586,733
EQ/GAMCO Small Company Value Portfolio‡	2,174,353	105,724,434
EQ/Global Multi-Sector Equity Portfolio‡	5,550,347	72,319,687
EQ/Intermediate Government Bond Portfolio‡	13,702,957	140,420,731
EQ/International Core PLUS Portfolio‡	5,505,904	49,422,933
EQ/International Equity Index Portfolio‡	6,050,114	51,114,824
EQ/International ETF Portfolio‡	5,195,323	33,925,070
EQ/International Value PLUS Portfolio‡	6,594,623	74,044,104
EQ/Large Cap Core PLUS Portfolio‡	8,285,901	64,957,485
EQ/Large Cap Growth Index Portfolio‡	9,779,986	109,471,819
EQ/Large Cap Growth PLUS Portfolio‡	7,598,123	158,568,755
EQ/Large Cap Value PLUS Portfolio‡	15,071,220	190,068,286
EQ/MFS International Growth Portfolio‡	24,357,198	162,551,433
EQ/Mid Cap Index Portfolio‡	597,375	6,465,297
EQ/PIMCO Ultra Short Bond Portfolio‡	5,144,985	$51,223,088
EQ/Small Company Index Portfolio‡	630,920	7,065,998
Multimanager Core Bond Portfolio‡	1,014,083	10,111,505
Multimanager International Equity Portfolio‡	3,297,048	34,594,079
Multimanager Large Cap Core Equity Portfolio‡	8,798,015	106,840,094
Multimanager Large Cap Value Portfolio‡	13,295,374	160,183,929
Multimanager Mid Cap Growth Portfolio*‡	656,627	7,555,443
Multimanager Mid Cap Value Portfolio‡	590,500	6,864,473
Multimanager Multi-Sector Bond Portfolio‡	1,478,854	5,884,052
Multimanager Small Cap Growth Portfolio*‡	6,585,147	66,468,299
Multimanager Small Cap Value Portfolio‡	451,672	6,118,679

Total Investments (99.9%) (Cost $2,655,232,679)		3,494,710,057
Other Assets Less Liabilities (0.1%)		5,008,017

Net Assets (100%)		$3,499,718,074

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
ATM International Portfolio	$357,491,420	$1,986,395	$18,325,937	$352,853,879	$—	$113,532
ATM Large Cap Portfolio	747,805,547	3,622,250	38,290,480	807,523,053	—	4,334,434
ATM Mid Cap Portfolio	67,419,616	194,745	15,151,403	60,883,269	—	156,388
ATM Small Cap Portfolio	187,153,020	934,774	7,180,941	208,255,596	—	1,496,456
EQ/AllianceBernstein Small Cap Growth Portfolio	104,111,115	467,387	4,010,681	115,724,120	—	328,017
EQ/AXA Franklin Small Cap Value Core Portfolio	38,321,901	233,694	1,873,644	41,578,676	—	295,705
EQ/BlackRock Basic Value Equity Portfolio	67,545,248	428,438	3,039,752	76,426,115	—	937,389
EQ/Boston Advisors Equity Income Portfolio	48,962,675	350,540	2,692,273	52,914,119	—	561,751
EQ/Core Bond Index Portfolio	91,664,058	10,967,387	4,339,065	96,586,733	—	(367)
EQ/GAMCO Small Company Value Portfolio	94,417,384	350,540	2,974,845	105,724,434	—	279,178

See Notes to Financial Statements.

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AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
EQ/Global Multi-Sector Equity Portfolio	$71,182,870	$311,591	$2,913,882	$72,319,687	$—	$(21,416)
EQ/Intermediate Government Bond Portfolio	126,419,396	22,162,132	6,146,897	140,420,731	—	(407)
EQ/International Core PLUS Portfolio	50,270,575	194,745	1,798,788	49,422,933	—	9,003
EQ/International Equity Index Portfolio	51,395,932	194,745	1,726,269	51,114,824	—	81,522
EQ/International ETF Portfolio	34,287,856	155,796	1,447,746	33,925,070	—	(1,513)
EQ/International Value PLUS Portfolio	74,137,700	155,796	1,435,264	74,044,104	—	10,969
EQ/Large Cap Core PLUS Portfolio	59,712,812	311,591	2,667,867	64,957,485	—	224,599
EQ/Large Cap Growth Index Portfolio	101,714,149	467,387	3,109,874	109,471,819	—	1,228,825
EQ/Large Cap Growth PLUS Portfolio	147,618,702	973,723	5,916,416	158,568,755	—	3,122,539
EQ/Large Cap Value PLUS Portfolio	170,478,358	662,132	5,875,409	190,068,286	—	1,771,081
EQ/MFS International Growth Portfolio	162,942,447	5,278,979	6,886,165	162,551,433	—	344,999
EQ/Mid Cap Index Portfolio	5,654,217	—	—	6,465,297	—	—
EQ/PIMCO Ultra Short Bond Portfolio	48,220,261	5,233,694	2,168,906	51,223,088	—	443
EQ/Small Company Index Portfolio	6,126,109	—	—	7,065,998	—	—
Multimanager Core Bond Portfolio	10,676,152	119,153	361,416	10,111,505	80,205	142
Multimanager International Equity Portfolio	35,517,905	194,745	1,804,562	34,594,079	—	3,229
Multimanager Large Cap Core Equity Portfolio	97,257,930	428,438	3,976,808	106,840,094	—	332
Multimanager Large Cap Value Portfolio	157,744,047	467,387	21,667,880	160,183,929	—	170,818
Multimanager Mid Cap Growth Portfolio	6,486,806	—	—	7,555,443	—	—
Multimanager Mid Cap Value Portfolio	5,895,718	—	—	6,864,473	—	—
Multimanager Multi-Sector Bond Portfolio	6,293,447	38,949	357,706	5,884,052	—	3,852
Multimanager Small Cap Growth Portfolio	56,983,369	233,694	1,864,970	66,468,299	—	304,379
Multimanager Small Cap Value Portfolio	5,428,636	38,949	273,552	6,118,679	—	88,006

	$3,297,337,378	$57,159,776	$170,279,398	$3,494,710,057	$80,205	$15,843,885

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

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AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,494,710,057	$—	$3,494,710,057

Total Assets	$—	$3,494,710,057	$—	$3,494,710,057

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,494,710,057	$—	$3,494,710,057

There were no transfers between Levels 1, 2, or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$57,159,776
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$186,123,283

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$856,553,087
Aggregate gross unrealized depreciation	(17,710,582)

Net unrealized appreciation	$838,842,505

Federal income tax cost of investments	$2,655,867,552

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,655,232,679)	$3,494,710,057
Cash	7,699,145
Receivable for securities sold	729,616
Receivable from Separate Accounts for Trust shares sold	394,186
Dividends, interest and other receivables	641
Other assets	26,438

Total assets	3,503,560,083

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	2,141,040
Distribution fees payable - Class B	704,238
Administrative fees payable	438,905
Investment management fees payable	290,819
Trustees’ fees payable	42,519
Distribution fees payable - Class A	16,642
Accrued expenses	207,846

Total liabilities	3,842,009

NET ASSETS	$3,499,718,074

Net assets were comprised of:
Paid in capital	$4,165,300,563
Accumulated undistributed net investment income (loss)	(8,638,501)
Accumulated undistributed net realized gain (loss) on investments	(1,496,421,366)
Net unrealized appreciation (depreciation) on investments	839,477,378

Net assets	$3,499,718,074

Class A
Net asset value, offering and redemption price per share, $80,844,706 / 7,414,287 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.90

Class B
Net asset value, offering and redemption price per share, $3,389,353,835 / 310,800,699 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.91

Class K
Net asset value, offering and redemption price per share, $29,519,533 / 2,703,842 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.92

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$80,205
Interest	3,704

Total income	83,909

EXPENSES
Distribution fees - Class B	4,202,825
Administrative fees	2,618,592
Investment management fees	1,734,963
Printing and mailing expenses	163,876
Distribution fees - Class A	98,187
Custodian fees	86,285
Professional fees	56,936
Trustees’ fees	36,118
Miscellaneous	20,580

Total expenses	9,018,362

NET INVESTMENT INCOME (LOSS)	(8,934,453)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	15,843,885
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	310,492,301

NET REALIZED AND UNREALIZED GAIN (LOSS)	326,336,186

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$317,401,733

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(8,934,453)	$19,612,138
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	15,843,885	85,755,359
Net change in unrealized appreciation (depreciation) on investments	310,492,301	329,868,722

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	317,401,733	435,236,219

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(627,999)
Class B	—	(26,795,118)
Class K	—	(300,484)

	—	(27,723,601)

Distributions from net realized capital gains
Class A	—	(995,120)
Class B	—	(42,181,053)
Class K	—	(361,328)

	—	(43,537,501)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(71,261,102)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 630,340 and 1,106,567 shares, respectively ]	6,811,972	10,716,033
Capital shares issued in reinvestment of dividends and distributions [ 0 and 164,722 shares, respectively ]	—	1,623,119
Capital shares repurchased [ (793,684) and (1,886,207) shares, respectively ]	(8,481,731)	(18,240,847)

Total Class A transactions	(1,669,759)	(5,901,695)

Class B
Capital shares sold [ 9,055,770 and 15,279,813 shares, respectively ]	97,093,774	147,160,201
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,998,392 shares, respectively ]	—	68,976,171
Capital shares repurchased [ (20,061,964) and (47,429,321) shares, respectively ]	(215,130,003)	(457,117,028)

Total Class B transactions	(118,036,229)	(240,980,656)

Class K
Capital shares sold [ 192,979 and 269,955 shares, respectively ]	2,058,000	2,598,192
Capital shares issued in reinvestment of dividends and distributions [ 0 and 67,112 shares, respectively ]	—	661,812
Capital shares repurchased [ (269,239) and (473,172) shares, respectively ]	(2,872,668)	(4,588,711)

Total Class K transactions	(814,668)	(1,328,707)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(120,520,656)	(248,211,058)

TOTAL INCREASE (DECREASE) IN NET ASSETS	196,881,077	115,764,059
NET ASSETS:
Beginning of period	3,302,836,997	3,187,072,938

End of period (a)	$3,499,718,074	$3,302,836,997

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(8,638,501)	$295,952

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Class A			2012		2011		2010		2009		2008
Net asset value, beginning of period	$9.94		$8.90		$10.02		$9.20		$8.15		$14.68

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.06	(e)	0.07	(e)	0.06	(e)	0.10	(e)	0.15 (e)
Net realized and unrealized gain (loss) on investments	0.99		1.19		(0.80)		1.16		2.15		(5.71)

Total from investment operations	0.96		1.25		(0.73)		1.22		2.25		(5.56)

Less distributions:
Dividends from net investment income	—		(0.08)		(0.15)		(0.18)		(0.12)		(0.19)
Distributions from net realized gains	—		(0.13)		(0.24)		(0.22)		(1.08)		(0.78)

Total dividends and distributions	—		(0.21)		(0.39)		(0.40)		(1.20)		(0.97)

Net asset value, end of period	$10.90		$9.94		$8.90		$10.02		$9.20		$8.15

Total return (b)	9.66%		14.15%		(7.19)%		13.33%		27.56%		(39.05)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$80,845		$75,338		$72,908		$114,201		$97,335		$75,827
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.52	%(j)	0.29	%(k)	0.28	%(m)	0.24	%(m)	0.10%
Before waivers (a)(f)	0.52%		0.52%		0.29%		0.28%		0.29%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.52)%		0.58%		0.66%		0.67%		1.18%		1.27%
Before waivers (a)(f)(x)	(0.52)%		0.58%		0.66%		0.67%		1.14%		1.09%
Portfolio turnover rate	2%		10%		10%		15%		102%		39%

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Class B			2012		2011		2010		2009		2008
Net asset value, beginning of period	$9.94		$8.90		$10.02		$9.21		$8.15		$14.68

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.06	(e)	0.07	(e)	0.04	(e)	0.08	(e)	0.14 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	1.00		1.19		(0.82)		1.14		2.15		(5.72)

Total from investment operations	0.97		1.25		(0.75)		1.18		2.23		(5.58)

Less distributions:
Dividends from net investment income	—		(0.08)		(0.13)		(0.15)		(0.09)		(0.17)
Distributions from net realized gains	—		(0.13)		(0.24)		(0.22)		(1.08)		(0.78)

Total dividends and distributions	—		(0.21)		(0.37)		(0.37)		(1.17)		(0.95)

Net asset value, end of period	$10.91		$9.94		$8.90		$10.02		$9.21		$8.15

Total return (b)	9.76%		14.15%		(7.43)%		12.92%		27.37%		(39.21)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,389,354		$3,199,858		$3,088,209		$3,578,099		$3,306,507		$2,426,997
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.52	%(j)	0.54	%(k)	0.53	%(m)	0.50	%(m)	0.35%
Before waivers (a)(f)	0.52%		0.52%		0.54%		0.53%		0.54%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.52)%		0.59%		0.71%		0.39%		0.97%		1.18%
Before waivers (a)(f)(x)	(0.52)%		0.59%		0.71%		0.39%		0.93%		1.01%
Portfolio turnover rate	2%		10%		10%		15%		102%		39%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$9.94		$8.90		$9.18

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.08	(e)	0.15	(e)
Net realized and unrealized gain (loss) on investments	0.99		1.20		(0.14)

Total from investment operations	0.98		1.28		0.01

Less distributions:
Dividends from net investment income	—		(0.11)		(0.15)
Distributions from net realized gains	—		(0.13)		(0.14)

Total dividends and distributions	—		(0.24)		(0.29)

Net asset value, end of period	$10.92		$9.94		$8.90

Total return (b)	9.86%		14.44%		0.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,520		$27,641		$25,955
Ratio of expenses to average net assets:
After waivers (a)(f)	0.27	%(j)	0.27	%(j)	0.27	%(k)
Before waivers (a)(f)	0.27%		0.27%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.27)%		0.87%		19.41	%(l)
Before waivers (a)(f)(x)	(0.27)%		0.87%		19.41	%(l)
Portfolio turnover rate	2%		10%		10%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.22% for Class A, 1.22% for Class B and 0.97% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.98% for Class A, 1.23% for Class B and 0.96% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A and 1.25% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Information Technology	25.0%
Consumer Discretionary	20.2
Health Care	14.4
Industrials	8.3
Consumer Staples	6.8
Financials	5.4
Energy	4.5
Materials	3.1
Telecommunication Services	1.1
Utilities	0.1
Cash and Other	11.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class A
Actual	$1,000.00	$1,128.90	$5.35
Hypothetical (5% average return before expenses)	1,000.00	1,019.77	5.08
Class B
Actual	1,000.00	1,129.10	5.35
Hypothetical (5% average return before expenses)	1,000.00	1,019.77	5.08
Class K
Actual	1,000.00	1,130.30	4.03
Hypothetical (5% average return before expenses)	1,000.00	1,021.01	3.83

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.01%, 1.01% and 0.76%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (20.2%)
Auto Components (0.3%)
Allison Transmission Holdings, Inc.	8,200	$189,256
BorgWarner, Inc.*	21,153	1,822,331
Dana Holding Corp.	9,800	188,748
Delphi Automotive plc	23,000	1,165,870
Drew Industries, Inc.	1,400	55,048
Gentex Corp.	11,900	274,295
Gentherm, Inc.*	1,800	33,426
Goodyear Tire & Rubber Co.*	20,593	314,867
Lear Corp.	3,000	181,380
Tenneco, Inc.*	4,300	194,704
Visteon Corp.*	3,300	208,296

		4,628,221

Automobiles (0.5%)
Ford Motor Co.	90,800	1,404,676
Harley-Davidson, Inc.	16,200	888,084
Tesla Motors, Inc.*	52,664	5,657,693

		7,950,453

Distributors (0.1%)
Genuine Parts Co.	10,900	850,963
LKQ Corp.*	24,036	618,927
Pool Corp.	3,200	167,712

		1,637,602

Diversified Consumer Services (0.1%)
American Public Education, Inc.*	1,643	61,054
Grand Canyon Education, Inc.*	2,000	64,460
H&R Block, Inc.	18,200	505,050
Hillenbrand, Inc.	3,408	80,804
ITT Educational Services, Inc.*	3,000	73,200
K12, Inc.*	2,197	57,715
Service Corp. International	11,100	200,133
Sotheby’s, Inc.	6,600	250,206
Steiner Leisure Ltd.*	800	42,288
Weight Watchers International, Inc.	1,968	90,528

		1,425,438

Hotels, Restaurants & Leisure (4.1%)
AFC Enterprises, Inc.*	1,100	39,534
Ameristar Casinos, Inc.	2,398	63,043
Apollo Global Management LLC, Class A	184,770	4,452,957
Brinker International, Inc.	5,300	208,979
Burger King Worldwide, Inc.	8,700	169,737
Carnival Corp.	25,500	874,395
CEC Entertainment, Inc.	2,094	85,938
Chipotle Mexican Grill, Inc.*	31,929	11,633,331
Choice Hotels International, Inc.	200	7,938
Cracker Barrel Old Country Store, Inc.	2,100	198,786
Darden Restaurants, Inc.	5,700	287,736
Denny’s Corp.*	7,700	43,274
DineEquity, Inc.	2,200	151,514
Domino’s Pizza, Inc.	3,800	220,970
Dunkin’ Brands Group, Inc.	5,700	244,074

Einstein Noah Restaurant Group, Inc.	200	$2,840
International Game Technology	17,453	291,640
Interval Leisure Group, Inc.	3,592	71,553
Las Vegas Sands Corp.	130,993	6,933,459
Life Time Fitness, Inc.*	296	14,833
Marriott International, Inc., Class A	16,446	663,925
McDonald’s Corp.	67,193	6,652,107
Morgans Hotel Group Co.*	1,800	14,508
Norwegian Cruise Line Holdings Ltd.*	5,600	169,736
Panera Bread Co., Class A*	2,200	409,068
Papa John’s International, Inc.*	1,400	91,518
Pinnacle Entertainment, Inc.*	3,134	61,646
Ruth’s Hospitality Group, Inc.	900	10,863
Scientific Games Corp., Class A*	7,600	85,500
SHFL Entertainment, Inc.*	7,000	123,970
Six Flags Entertainment Corp.	6,310	221,860
Sonic Corp.*	6,900	100,464
Starbucks Corp.	206,446	13,520,148
Starwood Hotels & Resorts Worldwide, Inc.	26,278	1,660,507
Texas Roadhouse, Inc.	6,300	157,626
Wyndham Worldwide Corp.	10,200	583,746
Wynn Resorts Ltd.	47,633	6,097,024
Yum! Brands, Inc.	73,866	5,121,868

		61,742,615

Household Durables (0.4%)
D.R. Horton, Inc.	33,200	706,496
iRobot Corp.*	61,030	2,427,163
Jarden Corp.*	5,700	249,375
Lennar Corp., Class A	31,420	1,132,377
Newell Rubbermaid, Inc.	11,200	294,000
NVR, Inc.*	300	276,600
PulteGroup, Inc.*	26,000	493,220
Tempur Sealy International, Inc.*	6,368	279,555
Tupperware Brands Corp.	5,400	419,526
Whirlpool Corp.	1,500	171,540

		6,449,852

Internet & Catalog Retail (3.3%)
1-800-FLOWERS.COM, Inc., Class A*	2,100	12,999
Amazon.com, Inc.*	71,391	19,824,567
Blue Nile, Inc.*	1,500	56,670
Ctrip.com International Ltd. (ADR)*	145,088	4,734,221
Expedia, Inc.	7,191	432,539
Groupon, Inc.*	28,100	238,850
Liberty Interactive Corp.*	101,095	2,326,196
Liberty Ventures*	7,054	599,660
Netflix, Inc.*	7,500	1,583,175
Nutrisystem, Inc.	2,500	29,450
Overstock.com, Inc.*	1,300	36,660
PetMed Express, Inc.	1,900	23,940
priceline.com, Inc.*	22,651	18,735,322
TripAdvisor, Inc.*	7,491	455,977

		49,090,226

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	6,575	$294,757
Mattel, Inc.	23,183	1,050,422
Polaris Industries, Inc.	3,800	361,000
Smith & Wesson Holding Corp.*	8,200	81,836

		1,788,015

Media (4.4%)
AMC Networks, Inc., Class A*	25,422	1,662,853
Arbitron, Inc.	2,200	102,190
Cablevision Systems Corp. - New York Group, Class A	192,690	3,241,046
CBS Corp., Class B	65,580	3,204,895
Charter Communications, Inc., Class A*	4,100	507,785
Cinemark Holdings, Inc.	8,000	223,360
Comcast Corp., Class A	430,702	17,754,661
Crown Media Holdings, Inc., Class A*	400	988
DIRECTV*	63,767	3,929,323
Discovery Communications, Inc., Class A*	16,400	1,266,244
Discovery Communications, Inc., Class C*	9,200	640,872
DISH Network Corp., Class A	14,000	595,280
Global Sources Ltd.*	1,540	10,333
Interpublic Group of Cos., Inc.	13,300	193,515
Lamar Advertising Co., Class A*	5,300	230,020
Liberty Global plc*	— @	19
Liberty Global plc, Class A*	33,310	2,467,629
Liberty Media Corp., Class A*	16,883	2,140,089
Lions Gate Entertainment Corp.*	6,300	173,061
Loral Space & Communications, Inc.	1,058	63,459
Madison Square Garden Co., Class A*	41,847	2,479,435
Morningstar, Inc.	3,300	256,014
National CineMedia, Inc.	224	3,783
News Corp., Class A	121,400	3,957,640
Omnicom Group, Inc.	17,313	1,088,468
Regal Entertainment Group, Class A	4,227	75,663
Scripps Networks Interactive, Inc., Class A	7,366	491,754
Sirius XM Radio, Inc.	97,600	326,960
Starz, Class A*	19,683	434,994
Time Warner Cable, Inc.	19,500	2,193,360
Twenty-First Century Fox, Inc.	5,100	147,849
Viacom, Inc., Class B	70,500	4,797,525
Walt Disney Co.	160,230	10,118,525
World Wrestling Entertainment, Inc., Class A	42,700	440,237

		65,219,829

Multiline Retail (0.5%)
Big Lots, Inc.*	4,600	145,038
Dillard’s, Inc., Class A	2,200	180,334
Dollar General Corp.*	21,900	1,104,417
Dollar Tree, Inc.*	31,300	1,591,292
Family Dollar Stores, Inc.	8,703	542,284
Macy’s, Inc.	19,900	955,200

Nordstrom, Inc.	11,173	$669,710
Target Corp.	33,700	2,320,582

		7,508,857

Specialty Retail (4.1%)
Aaron’s, Inc.	850	23,808
Abercrombie & Fitch Co., Class A	3,800	171,950
Advance Auto Parts, Inc.	5,100	413,967
Aeropostale, Inc.*	8,050	111,090
American Eagle Outfitters, Inc.	10,600	193,556
America’s Car-Mart, Inc.*	900	38,916
Ascena Retail Group, Inc.*	8,604	150,140
AutoNation, Inc.*	4,700	203,933
AutoZone, Inc.*	15,583	6,602,361
Bed Bath & Beyond, Inc.*	16,305	1,156,025
Best Buy Co., Inc.	6,600	180,378
Buckle, Inc.	2,900	150,858
Cabela’s, Inc.*	3,200	207,232
CarMax, Inc.*	15,000	692,400
Cato Corp., Class A	2,606	65,046
Dick’s Sporting Goods, Inc.	7,400	370,444
DSW, Inc., Class A	600	44,082
Finish Line, Inc., Class A	1,100	24,046
Foot Locker, Inc.	5,300	186,189
Gap, Inc.	21,200	884,676
GNC Holdings, Inc., Class A	5,200	229,892
Home Depot, Inc.	194,587	15,074,655
L Brands, Inc.	18,300	901,275
Lowe’s Cos., Inc.	105,700	4,323,130
Lumber Liquidators Holdings, Inc.*	2,000	155,740
O’Reilly Automotive, Inc.*	8,783	989,141
PetSmart, Inc.	7,600	509,124
Ross Stores, Inc.	16,800	1,088,808
Sally Beauty Holdings, Inc.*	10,163	316,069
Signet Jewelers Ltd.	2,600	175,318
Tiffany & Co.	7,439	541,857
TJX Cos., Inc.	154,112	7,714,847
Tractor Supply Co.	82,182	9,665,425
Ulta Salon Cosmetics & Fragrance, Inc.*	64,900	6,500,384
Urban Outfitters, Inc.*	10,752	432,445
Williams-Sonoma, Inc.	6,500	363,285
Zumiez, Inc.*	1,600	46,000

		60,898,492

Textiles, Apparel & Luxury Goods (2.3%)
Carter’s, Inc.	3,400	251,838
Coach, Inc.	21,614	1,233,943
Crocs, Inc.*	3,900	64,350
Deckers Outdoor Corp.*	2,800	141,428
Fossil Group, Inc.*	11,700	1,208,727
G-III Apparel Group Ltd.*	700	33,684
Hanesbrands, Inc.	8,200	421,644
Lululemon Athletica, Inc.*	8,200	537,264
Michael Kors Holdings Ltd.*	160,600	9,960,412
NIKE, Inc., Class B	152,371	9,702,985
Oxford Industries, Inc.	1,300	81,120
PVH Corp.	4,500	562,725
Ralph Lauren Corp.	8,168	1,419,109
Steven Madden Ltd.*	3,327	160,960
True Religion Apparel, Inc.	2,344	74,211

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Under Armour, Inc., Class A*	125,500	$7,493,605
VF Corp.	6,100	1,177,666

		34,525,671

Total Consumer Discretionary		302,865,271

Consumer Staples (6.8%)
Beverages (2.0%)
Anheuser-Busch InBev N.V. (ADR)	57,906	5,226,595
Brown-Forman Corp., Class B	9,900	668,745
Coca-Cola Bottling Co. Consolidated	300	18,345
Coca-Cola Co.	293,772	11,783,195
Coca-Cola Enterprises, Inc.	18,336	644,694
Constellation Brands, Inc., Class A*	9,700	505,564
Dr. Pepper Snapple Group, Inc.	15,800	725,694
Monster Beverage Corp.*	18,600	1,130,322
National Beverage Corp.	100	1,747
PepsiCo, Inc.	113,071	9,248,077

		29,952,978

Food & Staples Retailing (1.6%)
Arden Group, Inc., Class A	100	11,039
Costco Wholesale Corp.	48,049	5,312,778
CVS Caremark Corp.	9,400	537,492
Fresh Market, Inc.*	4,200	208,824
Harris Teeter Supermarkets, Inc.	3,500	164,010
Kroger Co.	39,300	1,357,422
Pantry, Inc.*	300	3,654
Pricesmart, Inc.	1,200	105,156
Safeway, Inc.	8,800	208,208
Sysco Corp.	13,737	469,256
United Natural Foods, Inc.*	3,400	183,566
Walgreen Co.	47,800	2,112,760
Wal-Mart Stores, Inc.	137,315	10,228,594
Whole Foods Market, Inc.	60,258	3,102,082

		24,004,841

Food Products (1.4%)
Alico, Inc.	200	8,022
Archer-Daniels-Midland Co.	5,400	183,114
Campbell Soup Co.	10,850	485,971
ConAgra Foods, Inc.	25,800	901,194
Darling International, Inc.*	9,000	167,940
Flowers Foods, Inc.	11,475	253,024
General Mills, Inc.	43,176	2,095,331
Green Mountain Coffee Roasters, Inc.*	33,248	2,495,595
Hain Celestial Group, Inc.*	2,900	188,413
Hershey Co.	30,663	2,737,592
Hillshire Brands Co.	10,030	331,792
Hormel Foods Corp.	9,000	347,220
Ingredion, Inc.	4,400	288,728
J.M. Smucker Co.	1,800	185,670
Kellogg Co.	16,303	1,047,142
Kraft Foods Group, Inc.	56,579	3,161,069
Lifeway Foods, Inc.	400	6,944
McCormick & Co., Inc. (Non-Voting)	9,249	650,760

Mead Johnson Nutrition Co.	52,790	$4,182,552
Mondelez International, Inc., Class A	57,140	1,630,204
WhiteWave Foods Co., Class A*	2,835	46,069

		21,394,346

Household Products (0.5%)
Church & Dwight Co., Inc.	9,300	573,903
Clorox Co.	7,400	615,236
Colgate-Palmolive Co.	62,796	3,597,583
Kimberly-Clark Corp.	21,579	2,096,184
Procter & Gamble Co.	13,700	1,054,763

		7,937,669

Personal Products (0.2%)
Avon Products, Inc.	30,360	638,471
Estee Lauder Cos., Inc., Class A	15,428	1,014,700
Herbalife Ltd.	5,700	257,298
Inter Parfums, Inc.	100	2,852
Nu Skin Enterprises, Inc., Class A	4,000	244,480
Star Scientific, Inc.*	1,100	1,529
USANA Health Sciences, Inc.*	500	36,190

		2,195,520

Tobacco (1.1%)
Altria Group, Inc.	134,593	4,709,409
Lorillard, Inc.	27,300	1,192,464
Philip Morris International, Inc.	110,334	9,557,131
Reynolds American, Inc.	16,000	773,920

		16,232,924

Total Consumer Staples		101,718,278

Energy (4.5%)
Energy Equipment & Services (2.0%)
Atwood Oceanics, Inc.*	4,000	208,200
Cameron International Corp.*	13,266	811,349
CARBO Ceramics, Inc.	1,400	94,402
Dresser-Rand Group, Inc.*	7,000	419,860
Dril-Quip, Inc.*	2,400	216,696
FMC Technologies, Inc.*	17,100	952,128
Halliburton Co.	96,710	4,034,741
Lufkin Industries, Inc.	2,200	194,634
National Oilwell Varco, Inc.	80,291	5,532,050
Oceaneering International, Inc.	48,740	3,519,028
RPC, Inc.	5,400	74,574
Schlumberger Ltd.	121,905	8,735,712
Seadrill Ltd.	23,700	965,538
Weatherford International Ltd.*	295,470	4,047,939

		29,806,851

Oil, Gas & Consumable Fuels (2.5%)
Anadarko Petroleum Corp.	58,082	4,990,986
Apco Oil and Gas International, Inc.*	1,200	13,836
Berry Petroleum Co., Class A	3,700	156,584
Cabot Oil & Gas Corp.	14,800	1,051,096
Cheniere Energy, Inc.*	14,600	405,296
Cimarex Energy Co.	12,200	792,878
Clean Energy Fuels Corp.*	4,600	60,720
Cobalt International Energy, Inc.*	16,900	449,033
Concho Resources, Inc.*	36,970	3,095,128

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Contango Oil & Gas Co.	1,100	$37,125
Continental Resources, Inc.*	3,000	258,180
CVR Energy, Inc.	6,000	284,400
Denbury Resources, Inc.*	97,967	1,696,788
EOG Resources, Inc.	17,100	2,251,728
EQT Corp.	9,200	730,204
FX Energy, Inc.*	3,300	10,593
Gulfport Energy Corp.*	3,600	169,452
Isramco, Inc.*	200	18,636
Kinder Morgan, Inc.	183,963	7,018,189
Kosmos Energy Ltd.*	8,400	85,344
Laredo Petroleum Holdings, Inc.*	8,100	166,536
Noble Energy, Inc.	46,940	2,818,278
Oasis Petroleum, Inc.*	6,300	244,881
Occidental Petroleum Corp.	11,610	1,035,960
Panhandle Oil and Gas, Inc., Class A	600	17,100
Pioneer Natural Resources Co.	15,400	2,229,150
Range Resources Corp.	29,467	2,278,388
Rosetta Resources, Inc.*	3,800	161,576
SM Energy Co.	3,700	221,926
Southwestern Energy Co.*	23,588	861,670
Suncor Energy, Inc.	35,850	1,057,217
VAALCO Energy, Inc.*	1,500	8,580
Valero Energy Corp.	45,420	1,579,253
Whiting Petroleum Corp.*	3,900	179,751
Williams Cos., Inc.	25,100	814,997
World Fuel Services Corp.	4,100	163,918

		37,415,377

Total Energy		67,222,228

Financials (5.4%)
Capital Markets (1.0%)
Affiliated Managers Group, Inc.*	3,700	606,578
Ameriprise Financial, Inc.	4,300	347,784
BGC Partners, Inc., Class A	1,500	8,835
BlackRock, Inc.	3,075	789,814
Charles Schwab Corp.	138,480	2,939,931
Cohen & Steers, Inc.	800	27,184
Diamond Hill Investment Group, Inc.	200	17,010
Eaton Vance Corp.	10,011	376,314
Federated Investors, Inc., Class B	6,200	169,942
Franklin Resources, Inc.	14,515	1,974,330
GAMCO Investors, Inc., Class A	200	11,082
Greenhill & Co., Inc.	2,400	109,776
ICG Group, Inc.*	1,900	21,660
Lazard Ltd., Class A	6,900	221,835
LPL Financial Holdings, Inc.	4,400	166,144
Morgan Stanley	48,900	1,194,627
Pzena Investment Management, Inc., Class A	500	3,260
SEI Investments Co.	10,900	309,887
State Street Corp.	41,340	2,695,781
T. Rowe Price Group, Inc.	18,402	1,346,106
TD Ameritrade Holding Corp.	47,600	1,156,204
UBS AG (Registered)*	60,358	1,023,068
Waddell & Reed Financial, Inc., Class A	7,500	326,250
Westwood Holdings Group, Inc.	400	17,168

		15,860,570

Commercial Banks (0.4%)
Signature Bank/New York*	2,900	$240,758
Wells Fargo & Co.	132,594	5,472,154

		5,712,912

Consumer Finance (0.7%)
American Express Co.	132,544	9,908,989
Portfolio Recovery Associates, Inc.*	1,811	278,224

		10,187,213

Diversified Financial Services (1.0%)
CBOE Holdings, Inc.	5,800	270,512
Citigroup, Inc.	175,231	8,405,831
IntercontinentalExchange, Inc.*	4,995	887,911
JPMorgan Chase & Co.	27,120	1,431,665
Leucadia National Corp.	7,200	188,784
McGraw Hill Financial, Inc.	8,635	459,296
Moody’s Corp.	53,935	3,286,259
MSCI, Inc.*	8,741	290,813

		15,221,071

Insurance (1.0%)
Allied World Assurance Co. Holdings AG	2,000	183,020
American Financial Group, Inc./Ohio	3,700	180,967
American International Group, Inc.*	183,441	8,199,813
Aon plc	16,000	1,029,600
Arch Capital Group Ltd.*	4,200	215,922
Arthur J. Gallagher & Co.	8,300	362,627
Axis Capital Holdings Ltd.	3,900	178,542
Brown & Brown, Inc.	5,900	190,216
Chubb Corp.	2,500	211,625
Erie Indemnity Co., Class A	2,200	175,318
Loews Corp.	4,100	182,040
Marsh & McLennan Cos., Inc.	24,700	986,024
Progressive Corp.	32,500	826,150
Prudential Financial, Inc.	11,900	869,057
Travelers Cos., Inc.	6,800	543,456
Validus Holdings Ltd.	5,000	180,600

		14,514,977

Real Estate Investment Trusts (REITs) (1.0%)
Acadia Realty Trust (REIT)	1,300	32,097
Alexander’s, Inc. (REIT)	100	29,371
American Tower Corp. (REIT)	62,298	4,558,344
Apartment Investment & Management Co. (REIT), Class A	6,600	198,264
Boston Properties, Inc. (REIT)	1,800	189,846
Corrections Corp. of America (REIT)	5,300	179,511
Digital Realty Trust, Inc. (REIT)	6,711	409,371
DuPont Fabros Technology, Inc. (REIT)	600	14,490
Equity Lifestyle Properties, Inc. (REIT)	1,900	149,321
Extra Space Storage, Inc. (REIT)	5,300	222,229

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Federal Realty Investment Trust (REIT)	3,000	$311,040
Highwoods Properties, Inc. (REIT)	4,700	167,367
Omega Healthcare Investors, Inc. (REIT)	7,400	229,548
Plum Creek Timber Co., Inc. (REIT)	11,300	527,371
Potlatch Corp. (REIT)	1,929	78,009
PS Business Parks, Inc. (REIT)	400	28,868
Public Storage (REIT)	10,030	1,537,900
Rayonier, Inc. (REIT)	8,700	481,893
Regency Centers Corp. (REIT)	3,800	193,078
Saul Centers, Inc. (REIT)	500	22,230
Senior Housing Properties Trust (REIT)	7,200	186,696
Simon Property Group, Inc. (REIT)	15,550	2,455,656
Tanger Factory Outlet Centers (REIT)	5,076	169,843
Taubman Centers, Inc. (REIT)	2,100	157,815
Universal Health Realty Income Trust (REIT)	900	38,817
Ventas, Inc. (REIT)	8,900	618,194
Vornado Realty Trust (REIT)	2,400	198,840
Washington Real Estate Investment Trust (REIT)	547	14,720
Weyerhaeuser Co. (REIT)	36,700	1,045,583

		14,446,312

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	23,591	551,086
Realogy Holdings Corp.*	7,200	345,888
Tejon Ranch Co.*	900	25,641

		922,615

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	174,000	1,875,720
New York Community Bancorp, Inc.	112,500	1,575,000
Ocwen Financial Corp.*	6,900	284,418

		3,735,138

Total Financials		80,600,808

Health Care (14.4%)
Biotechnology (6.7%)
Alexion Pharmaceuticals, Inc.*	21,596	1,992,015
Alkermes plc*	8,500	243,780
Alnylam Pharmaceuticals, Inc.*	4,300	133,343
AMAG Pharmaceuticals, Inc.*	2,000	44,500
Amgen, Inc.	94,705	9,343,595
Arena Pharmaceuticals, Inc.*	7,588	58,428
ARIAD Pharmaceuticals, Inc.*	11,600	202,884
ArQule, Inc.*	3,300	7,656
Array BioPharma, Inc.*	3,900	17,706
Biogen Idec, Inc.*	104,213	22,426,638
BioMarin Pharmaceutical, Inc.*	9,300	518,847
Celgene Corp.*	105,538	12,338,448
Celldex Therapeutics, Inc.*	1,200	18,732
Cepheid, Inc.*	146,624	5,046,798
Cubist Pharmaceuticals, Inc.*	4,400	212,520
Curis, Inc.*	197,830	631,078

Cytori Therapeutics, Inc.*	1,700	$3,910
Dendreon Corp.*	11,619	47,870
Dyax Corp.*	4,500	15,570
Emergent Biosolutions, Inc.*	2,300	33,166
Exact Sciences Corp.*	99,980	1,390,722
Exelixis, Inc.*	12,700	57,658
Genomic Health, Inc.*	1,100	34,881
Gilead Sciences, Inc.*	338,702	17,344,929
Halozyme Therapeutics, Inc.*	8,500	67,490
Idenix Pharmaceuticals, Inc.*	2,000	7,220
ImmunoGen, Inc.*	17,300	287,007
Immunomedics, Inc.*	5,300	28,832
Incyte Corp.*	6,200	136,400
InterMune, Inc.*	4,700	45,214
Isis Pharmaceuticals, Inc.*	39,560	1,062,977
Lexicon Pharmaceuticals, Inc.*	1,900	4,123
Ligand Pharmaceuticals, Inc., Class B*	1,383	51,752
MannKind Corp.*	4,949	32,169
Medivation, Inc.*	6,800	334,560
Momenta Pharmaceuticals, Inc.*	4,500	67,770
Neurocrine Biosciences, Inc.*	3,100	41,478
Novavax, Inc.*	4,700	9,635
NPS Pharmaceuticals, Inc.*	3,800	57,380
Onyx Pharmaceuticals, Inc.*	4,500	390,690
Opko Health, Inc.*	3,900	27,690
Orexigen Therapeutics, Inc.*	1,600	9,360
Osiris Therapeutics, Inc.*	1,200	12,084
PDL BioPharma, Inc.	14,400	111,168
Pharmacyclics, Inc.*	75,700	6,015,879
Progenics Pharmaceuticals, Inc.*	2,200	9,812
Quintiles Transnational Holdings, Inc.*	61,838	2,631,825
Regeneron Pharmaceuticals, Inc.*	48,200	10,839,216
Sangamo BioSciences, Inc.*	3,000	23,430
Seattle Genetics, Inc.*	9,600	302,016
SIGA Technologies, Inc.*	2,771	7,870
Synta Pharmaceuticals Corp.*	1,400	6,986
Theravance, Inc.*	5,200	200,356
United Therapeutics Corp.*	4,142	272,626
Vanda Pharmaceuticals, Inc.*	2,614	21,121
Vertex Pharmaceuticals, Inc.*	58,120	4,642,044
Vical, Inc.*	6,900	21,597

		99,945,451

Health Care Equipment & Supplies (1.6%)
Abaxis, Inc.	2,700	128,277
ABIOMED, Inc.*	2,800	60,368
Accuray, Inc.*	3,410	19,573
Align Technology, Inc.*	7,000	259,280
Analogic Corp.	1,100	80,113
Atrion Corp.	100	21,871
Baxter International, Inc.	36,514	2,529,325
Becton, Dickinson and Co.	13,225	1,307,027
C.R. Bard, Inc.	6,053	657,840
Cerus Corp.*	674,890	2,983,014
Cooper Cos., Inc.	17,100	2,035,755
Covidien plc	30,895	1,941,442
Cyberonics, Inc.*	3,500	181,860
DENTSPLY International, Inc.	4,200	172,032
DexCom, Inc.*	5,033	112,991

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Edwards Lifesciences Corp.*	16,996	$1,142,131
Endologix, Inc.*	5,900	78,352
Exactech, Inc.*	600	11,850
HeartWare International, Inc.*	800	76,088
Hologic, Inc.*	9,000	173,700
ICU Medical, Inc.*	1,176	84,743
IDEXX Laboratories, Inc.*	5,000	448,900
Insulet Corp.*	3,600	113,076
Integra LifeSciences Holdings Corp.*	2,300	84,249
Intuitive Surgical, Inc.*	11,597	5,874,808
MAKO Surgical Corp.*	2,600	31,330
Natus Medical, Inc.*	2,200	30,030
Neogen Corp.*	1,800	100,008
NxStage Medical, Inc.*	1,200	17,136
Quidel Corp.*	2,300	58,719
ResMed, Inc.	13,000	586,690
Sirona Dental Systems, Inc.*	4,000	263,520
Spectranetics Corp.*	2,600	48,568
St. Jude Medical, Inc.	12,111	552,625
Stryker Corp.	12,943	837,153
Thoratec Corp.*	4,700	147,157
Varian Medical Systems, Inc.*	8,313	560,712
Volcano Corp.*	2,500	45,325
Wright Medical Group, Inc.*	8,291	217,307
Zimmer Holdings, Inc.	2,500	187,350

		24,262,295

Health Care Providers & Services (1.5%)
Aetna, Inc.	6,700	425,718
Air Methods Corp.	2,700	91,476
AmerisourceBergen Corp.	17,699	988,135
AMN Healthcare Services, Inc.*	2,600	37,232
Bio-Reference Labs, Inc.*	1,800	51,750
BioScrip, Inc.*	4,447	73,375
Brookdale Senior Living, Inc.*	6,800	179,792
Cardinal Health, Inc.	36,260	1,711,472
Catamaran Corp.*	27,108	1,320,702
Centene Corp.*	3,600	188,856
Cigna Corp.	2,600	188,474
Community Health Systems, Inc.	3,800	178,144
Corvel Corp.*	1,400	40,978
DaVita HealthCare Partners, Inc.*	6,831	825,185
Emeritus Corp.*	1,600	37,088
Ensign Group, Inc.	1,800	63,396
Express Scripts Holding Co.*	47,860	2,952,483
HCA Holdings, Inc.	5,800	209,148
Health Management Associates, Inc., Class A*	17,400	273,528
HealthSouth Corp.*	6,200	178,560
Henry Schein, Inc.*	5,817	556,978
IPC The Hospitalist Co., Inc.*	1,517	77,913
Laboratory Corp. of America Holdings*	7,381	738,838
Landauer, Inc.	400	19,324
McKesson Corp.	31,358	3,590,491
MEDNAX, Inc.*	2,200	201,476
MWI Veterinary Supply, Inc.*	1,400	172,536
National Research Corp., Class A*	300	5,400
Patterson Cos., Inc.	6,100	229,360
Providence Service Corp.*	800	23,272

Quest Diagnostics, Inc.	2,713	$164,489
Team Health Holdings, Inc.*	4,600	188,922
Tenet Healthcare Corp.*	7,875	363,038
U.S. Physical Therapy, Inc.	1,000	27,640
UnitedHealth Group, Inc.	91,695	6,004,189
Universal Health Services, Inc., Class B	6,434	430,821

		22,810,179

Health Care Technology (0.4%)
athenahealth, Inc.*	57,131	4,840,138
Cerner Corp.*	11,600	1,114,644
Computer Programs & Systems, Inc.	1,300	63,882
HMS Holdings Corp.*	6,000	139,800
MedAssets, Inc.*	4,765	84,531
Omnicell, Inc.*	2,500	51,375
Quality Systems, Inc.	3,800	71,098

		6,365,468

Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	4,126	176,428
Bruker Corp.*	11,100	179,265
Charles River Laboratories International, Inc.*	300	12,309
Compugen Ltd.*	163,025	885,226
Covance, Inc.*	5,491	418,085
Fluidigm Corp.*	103,150	1,800,999
Illumina, Inc.*	168,977	12,646,238
Life Technologies Corp.*	7,492	554,483
Luminex Corp.*	5,000	103,050
Mettler-Toledo International, Inc.*	2,000	402,400
PAREXEL International Corp.*	3,800	174,572
Sequenom, Inc.*	4,900	20,629
Techne Corp.	3,200	221,056
Thermo Fisher Scientific, Inc.	26,810	2,268,930
Waters Corp.*	6,500	650,325

		20,513,995

Pharmaceuticals (2.8%)
AbbVie, Inc.	104,391	4,315,524
Actavis, Inc.*	22,630	2,856,359
Akorn, Inc.*	4,600	62,192
Allergan, Inc.	21,544	1,814,866
Bristol-Myers Squibb Co.	247,954	11,081,064
Cadence Pharmaceuticals, Inc.*	2,900	19,778
Depomed, Inc.*	4,100	23,001
Eli Lilly and Co.	14,527	713,566
Endo Health Solutions, Inc.*	8,300	305,357
Forest Laboratories, Inc.*	106,595	4,370,395
Forest Laboratories, Inc. (Contingent Value Shares)*(b)†	900	—
Jazz Pharmaceuticals plc*	3,500	240,555
Johnson & Johnson	24,330	2,088,974
Medicines Co.*	4,200	129,192
Merck & Co., Inc.	43,360	2,014,072
Mylan, Inc.*	28,265	877,063
Optimer Pharmaceuticals, Inc.*	3,700	53,539
Perrigo Co.	6,900	834,900
Pfizer, Inc.	58,620	1,641,946
Questcor Pharmaceuticals, Inc.	4,100	186,386
Roche Holding AG	13,569	3,375,909

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Salix Pharmaceuticals Ltd.*	4,100	$271,215
Santarus, Inc.*	5,801	122,111
Sciclone Pharmaceuticals, Inc.*	5,800	28,768
Sucampo Pharmaceuticals, Inc., Class A*	700	4,606
Teva Pharmaceutical Industries Ltd. (ADR)	14,700	576,240
Valeant Pharmaceuticals International, Inc.*	29,750	2,560,880
Vivus, Inc.*	8,400	105,672
Warner Chilcott plc, Class A	15,700	312,116
XenoPort, Inc.*	3,500	17,325
Zoetis, Inc.	4,840	149,508

		41,153,079

Total Health Care		215,050,467

Industrials (8.3%)
Aerospace & Defense (2.6%)
B/E Aerospace, Inc.*	6,500	410,020
Boeing Co.	74,099	7,590,702
Cubic Corp.	1,439	69,216
GenCorp, Inc.*	4,600	74,796
HEICO Corp.	3,750	188,888
Hexcel Corp.*	7,000	238,350
Honeywell International, Inc.	52,771	4,186,851
Huntington Ingalls Industries, Inc.	3,400	192,032
L-3 Communications Holdings, Inc.	23,065	1,977,593
Lockheed Martin Corp.	17,168	1,862,041
National Presto Industries, Inc.	459	33,062
Precision Castparts Corp.	53,546	12,101,931
Rockwell Collins, Inc.	8,089	512,923
Spirit AeroSystems Holdings, Inc., Class A*	3,446	74,020
Taser International, Inc.*	5,100	43,452
Teledyne Technologies, Inc.*	1,000	77,350
TransDigm Group, Inc.	3,472	544,305
Triumph Group, Inc.	2,300	182,045
United Technologies Corp.	85,807	7,974,903

		38,334,480

Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc.	11,711	659,446
Expeditors International of Washington, Inc.	15,083	573,305
FedEx Corp.	9,100	897,078
Forward Air Corp.	1,173	44,903
Hub Group, Inc., Class A*	1,900	69,198
United Parcel Service, Inc., Class B	48,548	4,198,431

		6,442,361

Airlines (0.2%)
Alaska Air Group, Inc.*	4,700	244,400
Allegiant Travel Co.	1,415	149,976
Copa Holdings S.A., Class A	2,200	288,464
Delta Air Lines, Inc.*	26,241	490,969
Southwest Airlines Co.	13,800	177,882
United Continental Holdings, Inc.*	61,552	1,925,962

		3,277,653

Building Products (0.1%)
A.O. Smith Corp.	4,800	$174,144
AAON, Inc.	1,650	54,582
Armstrong World Industries, Inc.*	1,200	57,348
Fortune Brands Home & Security, Inc.	9,700	375,778
Lennox International, Inc.	3,400	219,436
Masco Corp.	25,475	496,508
Trex Co., Inc.*	1,900	90,231
USG Corp.*	600	13,830

		1,481,857

Commercial Services & Supplies (0.4%)
ADT Corp.*	22,592	900,291
Avery Dennison Corp.	4,200	179,592
Cintas Corp.	4,200	191,268
Clean Harbors, Inc.*	3,400	171,802
Copart, Inc.*	11,538	355,371
Deluxe Corp.	3,500	121,275
EnerNOC, Inc.*	1,185	15,713
Healthcare Services Group, Inc.	7,800	191,256
InnerWorkings, Inc.*	2,600	28,210
Interface, Inc.	4,300	72,971
Iron Mountain, Inc.	10,771	286,616
Knoll, Inc.	6,000	85,260
Mine Safety Appliances Co.	2,266	105,482
Multi-Color Corp.	800	24,272
Rollins, Inc.	7,000	181,300
Standard Parking Corp.*	500	10,730
Stericycle, Inc.*	7,300	806,139
Team, Inc.*	1,500	56,775
Tyco International Ltd.	45,185	1,488,846
U.S. Ecology, Inc.	1,300	35,672
Waste Connections, Inc.	7,756	319,082
Waste Management, Inc.	4,500	181,485

		5,809,408

Construction & Engineering (0.1%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	6,700	399,722
Fluor Corp.	30,250	1,794,128
Quanta Services, Inc.*	6,700	177,282

		2,371,132

Electrical Equipment (0.4%)
Acuity Brands, Inc.	2,600	196,352
AMETEK, Inc.	16,315	690,124
AZZ, Inc.	2,298	88,611
Babcock & Wilcox Co.	9,264	278,198
Emerson Electric Co.	36,054	1,966,385
General Cable Corp.	400	12,300
Hubbell, Inc., Class B	3,400	336,600
Polypore International, Inc.*	2,800	112,840
Rockwell Automation, Inc.	9,900	823,086
Roper Industries, Inc.	7,172	890,906

		5,395,402

Industrial Conglomerates (0.6%)
3M Co.	39,168	4,283,021
Carlisle Cos., Inc.	1,675	104,369
Danaher Corp.	72,408	4,583,426
Raven Industries, Inc.	2,600	77,948

		9,048,764

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Machinery (1.6%)
Caterpillar, Inc.	7,970	$657,445
Chart Industries, Inc.*	2,000	188,180
CLARCOR, Inc.	2,298	119,979
Colfax Corp.*	5,700	297,027
Crane Co.	3,100	185,752
Cummins, Inc.	48,054	5,211,937
Deere & Co.	25,967	2,109,819
Donaldson Co., Inc.	13,200	470,712
Dover Corp.	8,500	660,110
ExOne Co.*	8,697	536,779
Flow International Corp.*	3,100	11,439
Flowserve Corp.	10,179	549,768
Gorman-Rupp Co.	1,500	47,760
Graco, Inc.	4,610	291,398
Graham Corp.	800	24,024
IDEX Corp.	5,600	301,336
Illinois Tool Works, Inc.	9,400	650,198
Ingersoll-Rand plc	14,300	793,936
Lincoln Electric Holdings, Inc.	5,900	337,893
Lindsay Corp.	1,000	74,980
Manitowoc Co., Inc.	2,900	51,939
Met-Pro Corp.	1,200	16,128
Middleby Corp.*	1,300	221,117
Nordson Corp.	4,920	341,005
Omega Flex, Inc.	300	4,461
PACCAR, Inc.	23,548	1,263,586
Pall Corp.	34,245	2,274,895
Pentair Ltd. (Registered)	10,841	625,417
Proto Labs, Inc.*	47,052	3,056,968
RBC Bearings, Inc.*	1,800	93,510
Snap-on, Inc.	2,400	214,512
Stanley Black & Decker, Inc.	10,960	847,208
Sun Hydraulics Corp.	1,350	42,228
Tennant Co.	2,300	111,021
Toro Co.	4,200	190,722
Valmont Industries, Inc.	1,600	228,944
WABCO Holdings, Inc.*	4,600	343,574
Wabtec Corp.	14,900	796,107
Woodward, Inc.	4,800	192,000
Xylem, Inc.	6,200	167,028

		24,602,842

Marine (0.0%)
Kirby Corp.*	2,237	177,931

Professional Services (0.3%)
Acacia Research Corp.	3,307	73,912
Advisory Board Co.*	2,600	142,090
Dun & Bradstreet Corp.	4,249	414,065
Equifax, Inc.	7,600	447,868
Exponent, Inc.	1,800	106,398
Huron Consulting Group, Inc.*	2,700	124,848
IHS, Inc., Class A*	4,130	431,089
Insperity, Inc.	2,600	78,780
Nielsen Holdings N.V.	43,500	1,461,165
Robert Half International, Inc.	13,212	439,035
Verisk Analytics, Inc., Class A*	9,800	585,060

		4,304,310

Road & Rail (1.3%)
Amerco, Inc.	1,100	$178,090
Avis Budget Group, Inc.*	6,628	190,555
Canadian Pacific Railway Ltd.	38,264	4,644,484
Celadon Group, Inc.	2,003	36,555
Con-way, Inc.	2,020	78,699
CSX Corp.	87,610	2,031,676
Genesee & Wyoming, Inc., Class A*	2,800	237,552
Heartland Express, Inc.	2,800	38,836
Hertz Global Holdings, Inc.*	23,200	575,360
J.B. Hunt Transport Services, Inc.	7,723	557,909
Kansas City Southern	7,400	784,104
Landstar System, Inc.	3,300	169,950
Norfolk Southern Corp.	3,800	276,070
Old Dominion Freight Line, Inc.*	4,756	197,945
Union Pacific Corp.	63,520	9,799,866

		19,797,651

Trading Companies & Distributors (0.3%)
Beacon Roofing Supply, Inc.*	3,481	131,860
Fastenal Co.	45,608	2,091,127
Houston Wire & Cable Co.	1,400	19,376
Kaman Corp.	2,098	72,507
MSC Industrial Direct Co., Inc., Class A	3,700	286,602
TAL International Group, Inc.*	300	13,071
United Rentals, Inc.*	6,600	329,406
W.W. Grainger, Inc.	4,102	1,034,442

		3,978,391

Total Industrials		125,022,182

Information Technology (25.0%)
Communications Equipment (1.3%)
ADTRAN, Inc.	4,400	108,284
Anaren, Inc.*	1,339	30,717
ARRIS Group, Inc.*	27,371	392,774
Aruba Networks, Inc.*	6,200	95,232
Ciena Corp.*	2,836	55,075
Cisco Systems, Inc.	42,390	1,030,501
F5 Networks, Inc.*	6,800	467,840
Harris Corp.	3,369	165,923
Infinera Corp.*	10,300	109,901
InterDigital, Inc.	3,100	138,415
Ixia*	2,100	38,640
JDS Uniphase Corp.*	12,700	182,626
Juniper Networks, Inc.*	110,000	2,124,100
Motorola Solutions, Inc.	15,300	883,269
Palo Alto Networks, Inc.*	4,200	177,072
QUALCOMM, Inc.	206,481	12,611,860
Riverbed Technology, Inc.*	11,177	173,914
ShoreTel, Inc.*	3,000	12,090
ViaSat, Inc.*	2,361	168,717

		18,966,950

Computers & Peripherals (3.8%)
3D Systems Corp.*	6,700	294,130
Apple, Inc.	78,751	31,191,696

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

EMC Corp.	107,747	$2,544,984
Fusion-io, Inc.*	257,240	3,663,098
Immersion Corp.*	1,200	15,900
NCR Corp.*	11,360	374,766
NetApp, Inc.*	24,200	914,276
SanDisk Corp.*	81,215	4,962,237
Seagate Technology plc	70,125	3,143,704
Silicon Graphics International Corp.*	219,289	2,934,087
Stratasys Ltd.*	76,610	6,415,321

		56,454,199

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	11,360	885,398
Anixter International, Inc.*	2,600	197,106
Badger Meter, Inc.	1,800	80,190
Cognex Corp.	607	27,449
Daktronics, Inc.	2,700	27,702
Dolby Laboratories, Inc., Class A	21,200	709,140
DTS, Inc.*	1,400	28,812
FARO Technologies, Inc.*	1,400	47,348
FEI Co.	4,106	299,697
FLIR Systems, Inc.	12,888	347,589
IPG Photonics Corp.	1,600	97,168
Maxwell Technologies, Inc.*	1,500	10,725
MTS Systems Corp.	500	28,300
National Instruments Corp.	6,500	181,610
OSI Systems, Inc.*	1,000	64,420
TE Connectivity Ltd.	46,780	2,130,361
Trimble Navigation Ltd.*	20,600	535,806
Universal Display Corp.*	2,300	64,653

		5,763,474

Internet Software & Services (5.8%)
Akamai Technologies, Inc.*	32,819	1,396,448
Baidu, Inc. (ADR)*	7,100	671,163
Blucora, Inc.*	1,600	29,664
comScore, Inc.*	1,500	36,585
Constant Contact, Inc.*	2,900	46,603
Cornerstone OnDemand, Inc.*	61,263	2,652,075
CoStar Group, Inc.*	2,488	321,126
Dealertrack Technologies, Inc.*	4,700	166,521
Dice Holdings, Inc.*	1,300	11,973
eBay, Inc.*	262,692	13,586,430
Equinix, Inc.*	3,760	694,547
Facebook, Inc., Class A*	231,565	5,756,706
Google, Inc., Class A*	50,072	44,081,887
IAC/InterActiveCorp	3,400	161,704
j2 Global, Inc.	4,900	208,299
LinkedIn Corp., Class A*	64,472	11,495,358
Liquidity Services, Inc.*	1,200	41,604
LivePerson, Inc.*	5,500	49,252
Move, Inc.*	4,800	61,536
NIC, Inc.	6,200	102,486
Pandora Media, Inc.*	11,800	217,120
Rackspace Hosting, Inc.*	39,150	1,483,394
Stamps.com, Inc.*	1,100	43,329
support.com, Inc.*	2,600	11,882
VeriSign, Inc.*	10,200	455,532
Vocus, Inc.*	1,300	13,676
XO Group, Inc.*	2,300	25,760

Yelp, Inc.*	84,463	$2,936,779
Zix Corp.*	9,600	40,608

		86,800,047

IT Services (3.7%)
Accenture plc, Class A	98,564	7,092,665
Alliance Data Systems Corp.*	3,280	593,778
Automatic Data Processing, Inc.	32,559	2,242,013
Booz Allen Hamilton Holding Corp.	10,400	180,752
Broadridge Financial Solutions, Inc.	12,969	344,716
Cardtronics, Inc.*	1,000	27,600
Cass Information Systems, Inc.	605	27,891
Cognizant Technology Solutions Corp., Class A*	43,074	2,696,863
CSG Systems International, Inc.*	1,500	32,550
DST Systems, Inc.	3,400	222,122
ExlService Holdings, Inc.*	1,200	35,472
Fidelity National Information Services, Inc.	4,100	175,644
Fiserv, Inc.*	8,409	735,031
FleetCor Technologies, Inc.*	4,100	333,330
Forrester Research, Inc.	1,300	47,697
Gartner, Inc.*	5,200	296,348
Genpact Ltd.	9,900	190,476
Global Payments, Inc.	7,000	324,240
Hackett Group, Inc.	3,300	17,127
Heartland Payment Systems, Inc.	4,700	175,075
iGATE Corp.*	1,800	29,556
International Business Machines Corp.	69,774	13,334,509
Jack Henry & Associates, Inc.	5,801	273,401
Lionbridge Technologies, Inc.*	9,400	27,260
Mastercard, Inc., Class A	11,458	6,582,621
MAXIMUS, Inc.	2,930	218,226
MoneyGram International, Inc.*	1,287	29,151
NeuStar, Inc., Class A*	4,400	214,192
Paychex, Inc.	21,172	773,201
SAIC, Inc.	9,236	128,657
Syntel, Inc.	2,800	176,036
Teradata Corp.*	12,485	627,122
Total System Services, Inc.	9,700	237,456
Vantiv, Inc., Class A*	6,500	179,400
Virtusa Corp.*	500	11,080
Visa, Inc., Class A	89,552	16,365,628
Western Union Co.	47,559	813,735
WEX, Inc.*	2,700	207,090

		56,019,711

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	3,900	169,416

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.*	43,800	178,704
Altera Corp.	7,374	243,268
Analog Devices, Inc.	8,899	400,989
Applied Materials, Inc.	53,200	793,212
Applied Micro Circuits Corp.*	161,750	1,423,400
ASML Holding N.V.	21,780	1,722,798

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Atmel Corp.*	79,000	$580,650
Avago Technologies Ltd.	16,100	601,818
Broadcom Corp., Class A	107,851	3,641,050
Cabot Microelectronics Corp.*	212	6,998
Cree, Inc.*	121,545	7,761,864
Cypress Semiconductor Corp.*	13,400	143,782
Exar Corp.*	300	3,231
Freescale Semiconductor Ltd.*	12,500	169,375
GT Advanced Technologies, Inc.*	1,700	7,055
Intel Corp.	74,295	1,799,425
Lam Research Corp.*	4,459	197,712
Linear Technology Corp.	19,142	705,191
LSI Corp.*	39,800	284,172
Maxim Integrated Products, Inc.	19,486	541,321
Mellanox Technologies Ltd.*	83,226	4,119,687
Micrel, Inc.	427	4,219
Microchip Technology, Inc.	14,581	543,142
Monolithic Power Systems, Inc.	4,055	97,766
NVE Corp.*	400	18,728
NVIDIA Corp.	178,543	2,504,958
NXP Semiconductor N.V.*	60,030	1,859,729
ON Semiconductor Corp.*	28,700	231,896
Power Integrations, Inc.	2,800	113,568
Rambus, Inc.*	9,000	77,310
Semtech Corp.*	4,900	171,647
Skyworks Solutions, Inc.*	14,994	328,219
SunEdison, Inc.*	2,100	17,157
Texas Instruments, Inc.	74,371	2,593,317
Ultratech, Inc.*	1,900	69,768
Veeco Instruments, Inc.*	2,300	81,466
Volterra Semiconductor Corp.*	2,100	29,652
Xilinx, Inc.	18,300	724,863

		34,793,107

Software (7.7%)
Actuate Corp.*	4,900	32,536
Adobe Systems, Inc.*	13,137	598,522
Advent Software, Inc.*	2,800	98,168
American Software, Inc., Class A	1,200	10,428
ANSYS, Inc.*	7,541	551,247
Aspen Technology, Inc.*	6,100	175,619
Autodesk, Inc.*	35,961	1,220,516
Blackbaud, Inc.	5,000	162,850
BMC Software, Inc.*	12,595	568,538
Bottomline Technologies (de), Inc.*	2,617	66,184
Cadence Design Systems, Inc.*	19,100	276,568
Citrix Systems, Inc.*	36,832	2,222,075
CommVault Systems, Inc.*	123,400	9,364,826
Concur Technologies, Inc.*	2,900	236,002
Ebix, Inc.	1,500	13,890
Electronic Arts, Inc.*	15,600	358,332
EPIQ Systems, Inc.	3,002	40,437
FactSet Research Systems, Inc.	3,600	366,984
Fortinet, Inc.*	8,500	148,750
Guidewire Software, Inc.*	64,990	2,732,829
Infoblox, Inc.*	217,500	6,364,050
Informatica Corp.*	7,600	265,848
Interactive Intelligence Group, Inc.*	1,100	56,760
Intuit, Inc.	21,567	1,316,234
Manhattan Associates, Inc.*	2,000	154,320

MICROS Systems, Inc.*	6,900	$297,735
Microsoft Corp.#	559,659	19,325,025
NetScout Systems, Inc.*	2,000	46,680
NetSuite, Inc.*	130,092	11,934,640
Oracle Corp.	237,954	7,309,947
Pegasystems, Inc.	1,900	62,928
PROS Holdings, Inc.*	1,000	29,950
PTC, Inc.*	13,400	328,702
QLIK Technologies, Inc.*	233,200	6,592,564
Red Hat, Inc.*	142,213	6,800,626
Rovi Corp.*	8,538	195,008
Salesforce.com, Inc.*	187,126	7,144,471
ServiceNow, Inc.*	56,750	2,292,133
SolarWinds, Inc.*	4,326	167,892
Solera Holdings, Inc.	5,945	330,839
Sourcefire, Inc.*	117,900	6,549,345
Splunk, Inc.*	222,994	10,338,002
SS&C Technologies Holdings, Inc.*	5,400	177,660
Symantec Corp.	34,000	763,980
Synchronoss Technologies, Inc.*	1,700	52,479
Take-Two Interactive Software, Inc.*	890	13,323
TIBCO Software, Inc.*	24,447	523,166
Tyler Technologies, Inc.*	3,100	212,505
Ultimate Software Group, Inc.*	1,900	222,851
VASCO Data Security International, Inc.*	2,200	18,282
VMware, Inc., Class A*	6,085	407,634
Workday, Inc., Class A*	83,400	5,345,106

		114,885,986

Total Information Technology		373,852,890

Materials (3.1%)
Chemicals (2.6%)
Airgas, Inc.	4,800	458,208
Albemarle Corp.	3,549	221,067
Balchem Corp.	2,250	100,688
Calgon Carbon Corp.*	6,600	110,088
Celanese Corp.	13,324	596,915
Dow Chemical Co.	10,600	341,002
E.I. du Pont de Nemours & Co.	61,658	3,237,045
Eastman Chemical Co.	11,244	787,192
Ecolab, Inc.	38,814	3,306,565
FMC Corp.	28,682	1,751,323
Hawkins, Inc.	891	35,097
International Flavors & Fragrances, Inc.	6,400	481,024
Koppers Holdings, Inc.	1,245	47,534
LSB Industries, Inc.*	2,300	69,943
LyondellBasell Industries N.V., Class A	27,200	1,802,272
Monsanto Co.	141,784	14,008,259
NewMarket Corp.	700	183,792
OMNOVA Solutions, Inc.*	5,500	44,055
PolyOne Corp.	7,100	175,938
PPG Industries, Inc.	14,730	2,156,619
Praxair, Inc.	30,619	3,526,084
Rockwood Holdings, Inc.	4,600	294,538
RPM International, Inc.	8,300	265,102
Scotts Miracle-Gro Co., Class A	3,700	178,747

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Sherwin-Williams Co.	12,873	$2,273,372
Sigma-Aldrich Corp.	7,911	635,728
Valspar Corp.	6,500	420,355
W.R. Grace & Co.*	4,701	395,072
Westlake Chemical Corp.	3,000	289,230
Zep, Inc.	1,700	26,911

		38,219,765

Construction Materials (0.0%)
Eagle Materials, Inc.	3,274	216,968
Martin Marietta Materials, Inc.	3,100	305,102
United States Lime & Minerals, Inc.*	100	5,225

		527,295

Containers & Packaging (0.2%)
AEP Industries, Inc.*	400	29,756
AptarGroup, Inc.	3,200	176,672
Ball Corp.	12,000	498,480
Bemis Co., Inc.	4,600	180,044
Berry Plastics Group, Inc.*	7,700	169,939
Crown Holdings, Inc.*	8,200	337,266
Graphic Packaging Holding Co.*	23,000	178,020
Owens-Illinois, Inc.*	8,500	236,215
Packaging Corp. of America	6,600	323,136
Rock-Tenn Co., Class A	4,900	489,412
Sealed Air Corp.	13,100	313,745
Silgan Holdings, Inc.	3,800	178,448

		3,111,133

Metals & Mining (0.2%)
AMCOL International Corp.	700	22,183
Compass Minerals International, Inc.	2,700	228,231
Freeport-McMoRan Copper & Gold, Inc.	26,950	744,090
Nucor Corp.	30,300	1,312,596
Royal Gold, Inc.	3,878	163,186
Southern Copper Corp.	8,503	234,853

		2,705,139

Paper & Forest Products (0.1%)
Deltic Timber Corp.	900	52,038
International Paper Co.	49,140	2,177,393

		2,229,431

Total Materials		46,792,763

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.7%)
Cogent Communications Group, Inc.	8,300	233,645
Consolidated Communications Holdings, Inc.	700	12,187
Level 3 Communications, Inc.*	7,200	151,776
Lumos Networks Corp.	1,900	32,490
tw telecom, Inc.*	12,703	357,463
Verizon Communications, Inc.	191,700	9,650,178
Windstream Corp.	37,541	289,441

		10,727,180

Wireless Telecommunication Services (0.4%)
Crown Castle International Corp.*	55,017	$3,982,681
NTELOS Holdings Corp.	1,900	31,274
SBA Communications Corp., Class A*	10,100	748,612
Sprint Nextel Corp.*	29,600	207,792
Vodafone Group plc (ADR)	28,790	827,424

		5,797,783

Total Telecommunication Services		16,524,963

Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	3,600	328,680

Gas Utilities (0.1%)
ONEOK, Inc.	14,600	603,126
Questar Corp.	7,700	183,645

		786,771

Water Utilities (0.0%)
Aqua America, Inc.	8,300	259,707

Total Utilities		1,375,158

Total Common Stocks (88.9%) (Cost $928,774,184)		1,331,025,008

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc.
(Zero Coupon), 12/31/15 (b)	$600	558

Total Financials		558

Total Corporate Bonds		558

Total Long-Term Debt Securities (0.0%) (Cost $600)		558

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., (CVR), expiring 12/31/30*	700	5,187

Health Care Equipment & Supplies (0.0%)
Wright Medical Group, Inc., (CVR), expiring 3/1/19*	33,407	90,533

Total Rights (0.0%) (Cost $3,710)		95,720

Total Investments Before Securities Sold Short (88.9%) (Cost $928,778,494)		1,331,121,286

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

SECURITIES SOLD SHORT:
Consumer Discretionary (0.0%)
Media (0.0%)
News Corp., Class A*	(5,825)	$(89,123)

Total Securities Sold Short (0.0%) (Proceeds Received $91,262)		(89,123)

Total Investments after Securities Sold Short (88.9%) (Cost $928,687,232)		1,331,032,163
Other Assets Less Liabilities (11.1%)		166,844,992

Net Assets (100%)		$1,497,877,155

*	Non-income producing.
†	Securities (totaling $0 or 0.00% of net assets) at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $897,780.
@	Shares are less than 0.5
(b)	Illiquid security

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	673	September-13	$40,045,152	$39,050,825	$(994,327)
S&P 500 E-Mini Index	1,057	September-13	86,297,750	84,523,005	(1,774,745)
S&P MidCap 400 E-Mini Index	269	September-13	31,436,394	31,147,510	(288,884)

					$(3,057,956)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$302,865,271	$—	$—	$302,865,271
Consumer Staples	101,718,278	—	—	101,718,278
Energy	67,222,228	—	—	67,222,228
Financials	80,600,808	—	—	80,600,808
Health Care	211,674,558	3,375,909	—	215,050,467
Industrials	125,022,182	—	—	125,022,182
Information Technology	373,852,890	—	—	373,852,890
Materials	46,792,763	—	—	46,792,763
Telecommunication Services	16,524,963	—	—	16,524,963
Utilities	1,375,158	—	—	1,375,158
Corporate Bonds
Financials	—	558	—	558
Rights
Health Care	95,720	—	—	95,720

Total Assets	$1,327,744,819	$3,376,467	$—	$1,331,121,286

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Common Stocks
Consumer Discretionary	$(89,123)	$—	$—	$(89,123)
Futures	(3,057,956)	—	—	(3,057,956)

Total Liabilities	$(3,147,079)	$—	$—	$(3,147,079)

Total	$1,324,597,740	$3,376,467	$—	$1,327,974,207

There were no transfers between Levels 1, 2, or 3 during the six months ended June 30, 2013.

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(3,057,956	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(3,057,956)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six-months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	23,605,946	—	—	23,605,946
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$23,605,946	$—	$—	$23,605,946

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(3,053,827)	—	—	(3,053,827)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(3,053,827)	$—	$—	$(3,053,827)

^ This Portfolio held futures as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $166,253,000 during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts	$—	$(440,260)	$440,260	$—

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$461,647,310
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$517,231,977

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$404,772,146
Aggregate gross unrealized depreciation	(14,239,505)

Net unrealized appreciation	$390,532,641

Federal income tax cost of investments	$940,588,645

For the six months ended June 30, 2013, the Portfolio incurred approximately $595 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,084,570,271 of which $756,438,884 expires in the year 2016 and $328,131,387 expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $928,778,494)	$1,331,121,286
Cash	136,087,590
Foreign cash (Cost $8,745)	8,812
Cash held as collateral at broker	28,030,000
Receivable for securities sold	102,104,218
Dividends, interest and other receivables	867,700
Receivable from Separate Accounts for Trust shares sold	137,314
Other assets	11,322

Total assets	1,598,368,242

LIABILITIES
Payable for securities purchased	97,522,706
Payable to Separate Accounts for Trust shares redeemed	1,065,099
Investment management fees payable	713,380
Due to broker for futures variation margin	440,260
Administrative fees payable	202,270
Distribution fees payable - Class A	187,422
Distribution fees payable - Class B	121,386
Securities sold short (Proceeds received $91,262)	89,123
Trustees’ fees payable	51,791
Accrued expenses	97,650

Total liabilities	100,491,087

NET ASSETS	$1,497,877,155

Net assets were comprised of:
Paid in capital	$2,143,638,069
Accumulated undistributed net investment income (loss)	1,473,602
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(1,046,523,080)
Net unrealized appreciation (depreciation) on investments, securities sold short, futures and foreign currency translations	399,288,564

Net assets	$1,497,877,155

Class A
Net asset value, offering and redemption price per share, $905,512,183 / 27,498,253 shares outstanding (unlimited amount authorized: $0.001 par value)	$32.93

Class B
Net asset value, offering and redemption price per share, $585,326,709 / 18,096,240 shares outstanding (unlimited amount authorized: $0.001 par value)	$32.35

Class K
Net asset value, offering and redemption price per share, $7,038,263 / 213,474 shares outstanding (unlimited amount authorized: $0.001 par value)	$32.97

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $6,297 foreign withholding tax)	$8,245,945
Interest	89,220

Total income	8,335,165

EXPENSES
Investment management fees	4,262,984
Administrative fees	1,128,033
Distribution fees - Class A	1,114,423
Distribution fees - Class B	730,282
Custodian fees	126,403
Printing and mailing expenses	70,208
Professional fees	43,092
Trustees’ fees	15,506
Miscellaneous	19,592

Gross expenses	7,510,523
Less: Fees paid indirectly	(24,327)

Net expenses	7,486,196

NET INVESTMENT INCOME (LOSS)	848,969

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	48,653,660
Futures	23,605,946
Foreign currency transactions	(1,705)

Net realized gain (loss)	72,257,901

Change in unrealized appreciation (depreciation) on:
Securities	109,002,967
Futures	(3,053,827)
Foreign currency translations	1,272
Securities sold short	2,139

Net change in unrealized appreciation (depreciation)	105,952,551

NET REALIZED AND UNREALIZED GAIN (LOSS)	178,210,452

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$179,059,421

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$848,969	$3,333,327
Net realized gain (loss) on investments, futures and foreign currency transactions	72,257,901	73,238,047
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures and foreign currency translations	105,952,551	118,756,236

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	179,059,421	195,327,610

DIVIDENDS:
Dividends from net investment income
Class A	—	(2,024,059)
Class B	—	(1,334,695)
Class K	—	(31,588)

TOTAL DIVIDENDS	—	(3,390,342)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 220,539 and 616,503 shares, respectively ]	6,989,093	17,606,653
Capital shares issued in reinvestment of dividends [ 0 and 68,660 shares, respectively ]	—	2,024,059
Capital shares repurchased [ (1,828,774) and (4,153,212) shares, respectively ]	(58,063,164)	(118,766,187)

Total Class A transactions	(51,074,071)	(99,135,475)

Class B
Capital shares sold [ 229,315 and 693,080 shares, respectively ]	7,092,379	19,359,429
Capital shares issued in reinvestment of dividends [ 0 and 46,093 shares, respectively ]	—	1,334,695
Capital shares repurchased [ (1,651,762) and (3,438,712) shares, respectively ]	(51,743,720)	(96,567,204)

Total Class B transactions	(44,651,341)	(75,873,080)

Class K
Capital shares sold [ 19,082 and 36,716 shares, respectively ]	607,296	1,044,295
Capital shares issued in reinvestment of dividends [ 0 and 1,072 shares, respectively ]	—	31,588
Capital shares repurchased [ (25,139) and (212,438) shares, respectively ]	(794,115)	(6,077,302)

Total Class K transactions	(186,819)	(5,001,419)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(95,912,231)	(180,009,974)

TOTAL INCREASE (DECREASE) IN NET ASSETS	83,147,190	11,927,294
NET ASSETS:
Beginning of period	1,414,729,965	1,402,802,671

End of period (a)	$1,497,877,155	$1,414,729,965

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,473,602	$624,633

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO(p)(q)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class A		2012	2011		2010		2009		2008
Net asset value, beginning of period	$29.17	$25.60	$27.32		$23.37		$17.03		$32.11

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.06 (e)	0.06	(e)	0.14	(e)	0.19	(e)	0.08	(e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	3.74	3.58	(1.73)		4.03		6.23		(15.09)

Total from investment operations	3.76	3.64	(1.67)		4.17		6.42		(15.01)

Capital contribution from affiliate (†)	—	—	—		—		—		0.06

Less distributions:
Dividends from net investment income	—	(0.07)	(0.05)		(0.22)		(0.08)		(0.13)

Net asset value, end of period	$32.93	$29.17	$25.60		$27.32		$23.37		$17.03

Total return (b)	12.89%	14.21%	(6.12)%		17.92	%(aa)	37.69%		(46.55	)%(n)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$905,512	$849,059	$833,975		$1,009,682		$914,031		$690,098
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.01%	1.00%	0.74%		0.76%		0.67%		0.77%
Before fees paid indirectly (a)	1.01%	1.01%	0.75%		0.77%		0.82%		0.79%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.11%	0.23%	0.21%		0.56%		0.96%		0.31%
Before fees paid indirectly (a)	0.11%	0.22%	0.20%		0.55%		0.81%		0.30%
Portfolio turnover rate	35%	72%	74%		54%		91%		98%

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class B		2012	2011		2010		2009		2008
Net asset value, beginning of period	$28.65	$25.15	$26.85		$22.97		$16.74		$31.56

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.06 (e)	(0.01	)(e)	—	#(e)	0.16	(e)	0.02	(e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	3.68	3.51	(1.69)		4.03		6.09		(14.82)

Total from investment operations	3.70	3.57	(1.70)		4.03		6.25		(14.80)

Capital contribution from affiliate (†)	—	—	—		—		—		0.07

Less distributions:
Dividends from net investment income	—	(0.07)	—		(0.15)		(0.02)		(0.09)

Net asset value, end of period	$32.35	$28.65	$25.15		$26.85		$22.97		$16.74

Total return (b)	12.91%	14.19%	(6.33)%		17.63	%(bb)	37.34%		(46.68	)%(o)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$585,327	$559,267	$558,736		$696,114		$430,402		$115,805
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.01%	1.00%	0.99%		1.01%		0.92%		1.02%
Before fees paid indirectly (a)	1.01%	1.01%	1.00%		1.02%		1.07	%(c)	1.04%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.11%	0.22%	(0.04)%		(0.02)%		0.79%		0.08%
Before fees paid indirectly (a)	0.11%	0.22%	(0.05)%		(0.02)%		0.65%		0.06%
Portfolio turnover rate	35%	72%	74%		54%		91%		98%

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO(p)(q)

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$29.17	$25.60	$24.85

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.12 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	3.74	3.59	0.77

Total from investment operations	3.80	3.71	0.80

Less distributions:
Dividends from net investment income	—	(0.14)	(0.05)

Net asset value, end of period	$32.97	$29.17	$25.60

Total return (b)	13.03%	14.50%	3.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,038	$6,404	$10,092
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.76%	0.75%	0.74%
Before fees paid indirectly (a)	0.76%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.36%	0.43%	0.37%
Before fees paid indirectly (a)	0.36%	0.42%	0.37%
	35%	72%	74%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(†)	The capital contribution from affiliate is related to certain adjustments to historic net asset values.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(n)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (46.77)%.
(o)	Includes a gain incurred resulting from a litigation payment. Without the gain, the total return would have been (46.87)%
(p)	On September 18, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the Multimanager Health Care Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the Multimanager Aggressive Equity Portfolio.
(q)	On September 17, 2010, this Portfolio received, through a substitution transaction, the assets and liabilities of Multimanager Large Cap Growth Portfolio that followed the same objectives as this Portfolio.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 17.83%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 17.58%.

See Notes to Financial Statements.

MULTIMANAGER CORE BOND PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2013	% of Net Assets
Government Securities	74.6%
Corporate Bonds	25.0
Asset-Backed and Mortgage-Backed Securities	8 .0
Convertible Preferred Stocks	0 .3
Cash and Other	(7.9)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class A
Actual	$1,000.00	$975.10	$4.79
Hypothetical (5% average return before expenses)	1,000.00	1,019.95	4.90
Class B
Actual	1,000.00	975.20	4.79
Hypothetical (5% average return before expenses)	1,000.00	1,019.95	4.90
Class K
Actual	1,000.00	976.30	3.57
Hypothetical (5% average return before expenses)	1,000.00	1,021.19	3.65

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.98%, 0.98% and 0.73%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (8.0%)
Asset-Backed Securities (2.5%)
American Money Management Corp.,
Series 2006-6A A1A 0.498%, 5/3/18 (l)§		$257,666	$256,560
AmeriCredit Automobile Receivables Trust,
Series 2012-2 C 2.640%, 10/10/17		255,000	257,578
Series 2012-5 C 1.690%, 11/8/18		610,000	596,959
Series 2013-2 C 1.790%, 3/8/19		400,000	388,892
Auto ABS Compartiment, Series 2012-2 A 2.800%, 4/27/25	EUR	419,058	552,933
Black Diamond CLO Delaware Corp.,
Series 2005-1A A1A 0.522%, 6/20/17 (l)§		$23,729	23,669
BlueMountain CLO Ltd., Series 2005-1A A1F 0.513%, 11/15/17 (l)§		330,794	329,386
Chesapeake Funding LLC, Series 2012-1A B 1.793%, 11/7/23 (l)§		220,000	222,144
Series 2012-1A C 2.193%, 11/7/23 (l)§		200,000	201,510
EFS Volunteer LLC, Series 2010-1 A1 1.126%, 10/26/26 (l)§		1,113,449	1,120,445
Ford Credit Floorplan Master Owner Trust,
Series 2010-5 C 2.070%, 9/15/15§		240,000	241,425
Series 2010-5 D 2.410%, 9/15/15§		125,000	125,740
Series 2011-2 C 2.370%, 9/15/15		305,000	306,487
Series 2011-2 D 2.860%, 9/15/15		210,000	211,466
Series 2012-1 C 1.693%, 1/15/16 (l)		345,000	345,842
Series 2012-1 D 2.293%, 1/15/16 (l)		320,000	321,185
Series 2012-2 C 2.860%, 1/15/19		100,000	103,444
Series 2012-2 D 3.500%, 1/15/19		145,000	149,852
Series 2012-4 C 1.390%, 9/15/16		180,000	179,914
Series 2012-4 D 2.090%, 9/15/16		320,000	320,817
Series 2012-5 C 2.140%, 9/15/19		600,000	596,067
Series 2013-1 D 1.820%, 1/15/18		795,000	788,286
GSAA Home Equity Trust, Series 2005-11 2A1 0.473%, 10/25/35 (l)		1,014,116	961,461
Series 2006-5 2A1 0.263%, 3/25/36 (l)		73,926	40,999

Harvest CLO S.A., Series I-X A1 0.827%, 3/29/17 (l)(m)	EUR	594,319	$770,898
HLSS Servicer Advance Receivables Backed Notes,
Series 2012-T2 A1 1.340%, 10/15/43§		$135,000	134,946
Series 2012-T2 A2 1.990%, 10/15/45§		270,000	270,243
Hyundai Auto Receivables Trust, Series 2012-A D 2.610%, 5/15/18		200,000	203,445
JG Wentworth XX LLC, Series 2010-1A A 5.560%, 7/15/59§		519,465	596,688
JG Wentworth XXII LLC, Series 2010-3A A 3.820%, 12/15/48§		714,437	747,576
Kingsland I Ltd., Series 2005-1A A1A 0.522%, 6/13/19 (l)§		911,045	906,869
Landmark VII CDO Ltd., Series 2006-7A A1L 0.552%, 7/15/18 (l)§		2,333,534	2,313,297
Mid-State Trust, Series 4 A 8.330%, 4/1/30		94,616	98,394
Nelnet Student Loan Trust, Series 2006-1 A5 0.384%, 8/23/27 (l)		1,005,000	975,260
Series 2008-3 A4 1.923%, 11/25/24 (l)		345,000	362,496
PFS Financing Corp., Series 2012-AA A 1.393%, 2/15/16 (l)§		300,000	300,483
Renaissance Home Equity Loan Trust,
Series 2003-3 A 0.693%, 12/25/33 (l)		123,334	115,093
Santander Drive Auto Receivables Trust,
Series 2012-AA B 1.210%, 10/16/17§		780,000	772,463
Series 2012-AA C 1.780%, 11/15/18§		1,200,000	1,173,774
Series 2013-2 B 1.330%, 3/15/18		1,000,000	988,207
Series 2013-2 C 1.950%, 3/15/19		1,260,000	1,229,653
Scholar Funding Trust, Series 2011-A A 1.176%, 10/28/43 (l)§		1,245,893	1,249,787
Series 2013-A A 0.845%, 1/30/45 (l)§		1,383,480	1,373,439
SLM Student Loan Trust, Series 2003-B A2 0.673%, 3/15/22 (l)		652,863	635,955
Series 2004-B A2 0.473%, 6/15/21 (l)		738,037	724,226
Series 2005-B A2 0.453%, 3/15/23 (l)		1,060,176	1,035,646
Series 2008-5 A4 1.976%, 7/25/23 (l)		740,000	772,123

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Series 2008-9 A 1.776%, 4/25/23 (l)	$11,826,887	$12,248,735
Series 2011-B A2 3.740%, 2/15/29§	130,000	135,628
Series 2011-C A2B 4.540%, 10/17/44§	380,000	408,391
Series 2012-A A1 1.593%, 8/15/25 (l)§	132,292	133,670
Series 2012-B A2 3.480%, 10/15/30§	910,000	953,310
Series 2012-C A1 1.293%, 8/15/23 (l)§	428,285	430,733
Series 2012-C A2 3.310%, 10/15/46§	910,000	942,025
Series 2012-D A2 2.950%, 2/15/46§	1,050,000	1,078,339
Series 2012-E A1 0.943%, 10/16/23 (l)§	407,645	407,795
Series 2013-A A2A 1.770%, 5/17/27§	1,445,000	1,362,863
Series 2013-A A2B 1.243%, 5/17/27 (l)§	980,000	956,932
Structured Asset Receivables Trust, Series 2003-2A CTFS 1.989%, 1/21/11 (b)(l)†	976	976
Structured Receivables Finance LLC, Series 2010-B A 3.730%, 8/15/36§	642,128	662,727
World Financial Network Credit Card Master Trust,
Series 2010-A B 6.750%, 4/15/19	340,000	372,967
Series 2012-C A 2.230%, 8/15/22	740,000	736,063
Series 2012-D A 2.150%, 4/17/23	955,000	931,655

		48,156,831

Non-Agency CMO (5.5%)
Alternative Loan Trust, Series 2006-OA22 A1 0.353%, 2/25/47 (l)	316,023	246,759
Series 2006-OA6 1A2 0.403%, 7/25/46 (l)	195,108	152,279
Series 2007-OH1 A1D 0.403%, 4/25/47 (l)	336,836	218,131
American Home Mortgage Investment Trust,
Series 2004-3 5A 2.558%, 10/25/34 (l)	151,646	146,491
Banc of America Commercial Mortgage, Inc.,
Series 2006-5 AM 5.448%, 9/10/47	190,000	204,936
Series 2007-1 AMFX 5.482%, 1/15/49 (l)	45,000	47,782
Series 2007-3 A4 5.857%, 6/10/49 (l)	920,000	1,025,159
Series 2007-3 AM 5.857%, 6/10/49 (l)	345,000	380,230
Banc of America Large Loan Trust, Series 2010 HLTN 2.493%, 11/15/15 (l)§	8,065,817	8,072,076
Banc of America Re-Remic Trust, Series 2009-UB1 A4A 5.698%, 6/24/50 (l)§	2,200,000	2,489,454

Series 2010-UB4 A4A 5.032%, 12/20/41 (l)§	$232,945	$240,819
Series 2012-CLRN A 1.343%, 8/15/29 (l)§	240,000	241,630
BB-UBS Trust,
Series 2012-SHOW XA
0.730%, 11/5/36 IO (l)§	6,280,000	373,761
Series 2012-TFT A 2.892%, 6/5/30§	420,000	400,662
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2003-T12 A4 4.680%, 8/13/39 (l)	729,450	732,200
Series 2005-PW10 AM 5.449%, 12/11/40 (l)	210,000	225,209
CHL Mortgage Pass-Through Trust, Series 2006-OA5 2A1 0.393%, 4/25/46 (l)	362,234	257,764
Citigroup Commercial Mortgage Trust, Inc.,
Series 2013-SM X-A 0.745%, 1/14/30§	8,730,000	276,497
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1 1A1 2.550%, 10/25/35 (l)	4,208,592	3,832,466
COMM Mortgage Trust, Series 2010-RR1 GEB 5.543%, 12/11/49 (l)§	200,000	216,427
Commercial Mortgage Pass Through Certificates,
Series 2006-C8 AM 5.347%, 12/10/46	385,000	419,614
Series 2010-C1 A1 3.156%, 7/10/46§	7,058,498	7,322,912
Series 2012-CR1 XA 2.425%, 5/15/45 IO (l)	1,906,591	245,063
Series 2012-LTRT A2 3.400%, 10/5/30§	630,000	605,527
Series 2013-CR6 XA 1.707%, 3/10/46 IO (l)	4,826,512	396,130
Series 2013-GAM A2 3.367%, 2/10/28§	430,000	423,205
Credit Suisse Mortgage Capital Certificates,
Series 2006-C3 AM 5.989%, 6/15/38 (l)	290,000	308,679
Series 2006-C5 A3 5.311%, 12/15/39	500,000	547,493
Series 2008-C1 A2 6.253%, 2/15/41 (l)	155,191	160,172
Series 2010-RR1 2A 5.695%, 9/15/40 (l)§	4,800,000	5,384,160
Series 2010-RR1 3A 5.857%, 6/10/49 (l)§	4,800,000	5,353,162
Series 2010-RR2 2A 5.954%, 9/15/39 (l)§	1,630,000	1,818,498
Series 2010-RR7 2A 5.467%, 9/18/39 (l)§	2,634,460	2,900,475
Series 2011-4R 5A1 2.691%, 5/27/36 (l)§	2,020,045	1,931,233
Series 2011-4R 6A1 1.645%, 5/27/36 (l)§	863,583	837,340
CS First Boston Mortgage Securities Corp.,
Series 2005-C3 AJ 4.771%, 7/15/37	370,000	375,642

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)

DBRR Trust, Series 2011-C32 A3A 5.937%, 6/17/49 (l)§		$500,000	$560,415
Series 2012-EZ1 A 0.946%, 9/25/45§		1,280,908	1,283,424
EMF-NL B.V., Series 2008-2X A2 1.210%, 7/17/41 (l)(m)	EUR	1,200,000	1,173,548
Extended Stay America Trust, Series 2013-ESFL CFL 1.694%, 12/5/31 (l)§		$1,000,000	996,300
Series 2013-ESHL A27 2.958%, 12/5/31§		335,000	325,199
First Republic Mortgage Loan Trust,
Series 2001-FRB1 A 0.542%, 11/15/31 (l)		335,310	314,414
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1 AM 5.290%, 11/10/45 (l)		330,000	347,581
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11 A4 5.736%, 12/10/49		160,000	179,284
Series 2007-GG11 AM 5.867%, 12/10/49 (l)		245,000	267,434
Series 2007-GG9 AM 5.475%, 3/10/39		130,000	136,744
GS Mortgage Securities Corp. II, Series 2006-GG8 AM 5.591%, 11/10/39		140,000	152,622
Series 2010-C1 A2 4.592%, 8/10/43§		6,200,000	6,679,486
Series 2013-KING XA 0.844%, 12/10/27 IO (l)§		3,637,757	142,629
Series 2013-KYO XB1 3.249%, 11/8/29 IO (l)§		2,665,000	181,281
GSR Mortgage Loan Trust, Series 2005-AR6 2A1 2.664%, 9/25/35 (l)		921,777	913,845
Series 2006-AR2 2A1 2.881%, 4/25/36 (l)		535,929	495,469
Homebanc Mortgage Trust, Series 2005-4 A1 0.463%, 10/25/35 (l)		520,580	439,164
Impac CMB Trust, Series 2003-8 2A1 1.093%, 10/25/33 (l)		71,541	67,848
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-CB8 A1A 4.158%, 1/12/39§		704,580	714,704
Series 2006-CB14 AM 5.633%, 12/12/44 (l)		120,000	129,574
Series 2008-C2 ASB 6.125%, 2/12/51 (l)		443,641	479,409
Series 2012-CBX XA 2.206%, 6/15/45 IO (l)		1,802,229	190,952
JP Morgan Mortgage Trust, Series 2006-A3 6A1 2.868%, 8/25/34 (l)		569,025	557,777
Series 2007-A1 3A3 2.858%, 7/25/35 (l)		574,527	570,675

LB-UBS Commercial Mortgage Trust, Series 2004-C7 A1A 4.475%, 10/15/29		$900,077	$933,663
Series 2005-C2 AJ 5.205%, 4/15/30 (l)		265,000	275,967
Series 2006-C4 AM 6.081%, 6/15/38 (l)		240,000	264,108
Series 2006-C7 AM 5.378%, 11/15/38		230,000	249,487
Series 2007-C1 A4 5.424%, 2/15/40		4,000,000	4,385,256
Series 2007-C7 A3 5.866%, 9/15/45 (l)		1,027,376	1,144,310
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A 1.925%, 12/25/32 (l)		127,463	124,944
Series 2005-A10 A 0.403%, 2/25/36 (l)		1,555,588	1,335,869
Merrill Lynch Mortgage Trust, Series 2005-CKI1 AJ 5.458%, 11/12/37 (l)		365,000	380,002
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-9 A4 5.700%, 9/12/49		1,910,000	2,153,453
Morgan Stanley Capital I Trust, Series 2007-IQ13 AM 5.406%, 3/15/44		230,000	249,337
Morgan Stanley Capital I, Inc., Series 1998-HF2 J 6.010%, 11/15/30§		7,000,000	7,480,565
Series 2007-HQ12 A2FX 5.763%, 4/12/49 (l)		764,668	784,859
Series 2007-IQ14 A2FX 5.610%, 4/15/49		848,667	849,930
Series 2012-C4 XA 2.867%, 3/15/45 IO (l)§		3,247,805	430,162
Morgan Stanley Re-Remic Trust, Series 2009-GG10 A4A 5.982%, 8/12/45 (l)§		1,800,000	2,015,289
Series 2011-IO A 2.500%, 3/23/51§		213,451	215,384
Series 2012-IO AXB1 1.000%, 3/29/51§		226,553	226,349
Series 2012-IO AXB2 1.000%, 3/29/51§		240,000	233,052
Series 2012-XA A 2.000%, 7/27/49§		418,984	424,222
OBP Depositor LLC Trust, Series 2010-OBP A 4.646%, 7/15/45§		6,500,000	7,006,150
RBSCF Trust, Series 2010-RR3 JPMA 5.420%, 1/16/49 (l)§		2,500,000	2,788,352
Series 2010-RR4 CMLA 6.208%, 12/16/49 (l)§		1,234,000	1,367,191
S2 Hospitality LLC, Series 2012-LV1 A 4.500%, 4/15/25§		189,980	190,168
Sequoia Mortgage Trust, Series 10 2A1 0.952%, 10/20/27 (l)		36,731	34,632

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Series 2003-4 2A1 0.542%, 7/20/33 (l)	$110,812	$105,171
STRIPs 2012-1 Ltd., Series 2012-1A A 1.500%, 12/25/44§	744,542	736,352
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16 3A1 2.632%, 11/25/34 (l)	1,001,449	970,137
Structured Asset Mortgage Investments Trust,
Series 2005-AR5 A1 0.442%, 7/19/35 (l)	360,383	321,290
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3 12A1 0.413%, 5/25/36 (l)	1,268,839	869,667
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20 B 5.415%, 7/15/42 (l)	640,000	661,925
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR9 1A 1.568%, 8/25/42 (l)	65,208	59,942
Series 2003-AR1 A5 2.211%, 3/25/33 (l)	565,853	557,119
Wells Fargo Re-Remic Trust,
Series 2012-IO A 1.750%, 8/20/21§	430,411	430,669
WF-RBS Commercial Mortgage Trust,
Series 2012-C10 XA
1.992%, 12/15/45 IO (l)§	3,195,955	367,999
Series 2013-C11 A4
3.037%, 3/15/45	500,000	471,089
Series 2013-C12 XA
1.673%, 3/15/48 IO (l)§	5,027,707	480,116

		107,683,992

Total Asset-Backed and Mortgage-Backed Securities		155,840,823

Corporate Bonds (25.0%)
Consumer Discretionary (1.3%)
Auto Components (0.0%)
BorgWarner, Inc.
4.625%, 9/15/20	220,000	234,794
Johnson Controls, Inc.
4.250%, 3/1/21	310,000	324,914

		559,708

Hotels, Restaurants & Leisure (0.1%)
Carnival Corp.
1.875%, 12/15/17	150,000	144,442
Darden Restaurants, Inc.
4.500%, 10/15/21	150,000	153,086
Hyatt Hotels Corp.
3.875%, 8/15/16	100,000	103,677
5.375%, 8/15/21	100,000	106,944
International Game Technology
5.500%, 6/15/20	100,000	104,109
Marriott International, Inc.
3.250%, 9/15/22	250,000	232,886
McDonald’s Corp.
5.800%, 10/15/17	250,000	290,083

3.500%, 7/15/20	$160,000	$166,772
3.625%, 5/20/21	100,000	103,675
Starbucks Corp.
6.250%, 8/15/17	100,000	115,783
Wyndham Worldwide Corp.
2.500%, 3/1/18	200,000	195,000
Yum! Brands, Inc.
4.250%, 9/15/15	100,000	105,836
5.300%, 9/15/19	150,000	166,754

		1,989,047

Household Durables (0.1%)
Newell Rubbermaid, Inc.
4.700%, 8/15/20	200,000	212,055
NVR, Inc.
3.950%, 9/15/22	150,000	145,823
Tupperware Brands Corp.
4.750%, 6/1/21	100,000	101,271
Whirlpool Corp.
4.850%, 6/15/21	100,000	107,153

		566,302

Internet & Catalog Retail (0.0%)
Expedia, Inc.
5.950%, 8/15/20	300,000	317,250
QVC, Inc.
4.375%, 3/15/23§	100,000	92,250

		409,500

Leisure Equipment & Products (0.0%)
Mattel, Inc.
3.150%, 3/15/23	100,000	94,579

Media (0.9%)
CBS Corp.
8.875%, 5/15/19	250,000	322,963
5.750%, 4/15/20	190,000	215,883
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.849%, 4/15/23	323,000	301,206
Comcast Corp.
6.500%, 1/15/15	1,369,000	1,487,893
5.900%, 3/15/16	300,000	337,152
6.500%, 1/15/17	300,000	348,180
5.875%, 2/15/18	777,000	905,407
5.700%, 5/15/18	300,000	347,190
3.125%, 7/15/22	250,000	242,525
4.650%, 7/15/42	704,000	677,134
COX Communications, Inc.
5.500%, 10/1/15	150,000	164,407
3.250%, 12/15/22§	426,000	399,999
8.375%, 3/1/39§	840,000	1,131,368
4.700%, 12/15/42§	20,000	17,587
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.550%, 3/15/15	195,000	202,598
3.500%, 3/1/16	300,000	314,520
5.875%, 10/1/19	200,000	225,076
5.200%, 3/15/20	130,000	140,279
4.600%, 2/15/21	300,000	311,884
5.000%, 3/1/21	200,000	209,721
Discovery Communications LLC
3.700%, 6/1/15	200,000	210,025
5.050%, 6/1/20	200,000	220,086

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Interpublic Group of Cos., Inc.
2.250%, 11/15/17	$200,000	$195,000
NBCUniversal Media LLC
3.650%, 4/30/15	300,000	315,270
5.150%, 4/30/20	966,000	1,098,755
4.375%, 4/1/21	300,000	323,842
4.450%, 1/15/43	291,000	269,117
News America, Inc.
4.500%, 2/15/21	500,000	534,050
3.000%, 9/15/22	200,000	186,468
Omnicom Group, Inc.
5.900%, 4/15/16	200,000	223,300
4.450%, 8/15/20	200,000	208,320
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	300,000	366,890
Thomson Reuters Corp.
5.700%, 10/1/14	300,000	317,465
4.700%, 10/15/19	150,000	172,654
Time Warner Cable, Inc.
5.850%, 5/1/17	750,000	825,750
5.000%, 2/1/20	200,000	208,760
4.000%, 9/1/21	250,000	241,075
4.500%, 9/15/42	480,000	372,232
Time Warner, Inc.
5.875%, 11/15/16	500,000	572,581
4.875%, 3/15/20	250,000	271,100
3.400%, 6/15/22	100,000	96,597
Viacom, Inc.
4.375%, 9/15/14	400,000	417,239
5.625%, 9/15/19	250,000	286,524
Walt Disney Co.
5.500%, 3/15/19	300,000	348,990
2.750%, 8/16/21	150,000	146,325
2.350%, 12/1/22	250,000	231,095
WPP Finance 2010
3.625%, 9/7/22	150,000	140,566
WPP Finance UK Corp.
8.000%, 9/15/14	250,000	269,485

		17,372,533

Multiline Retail (0.1%)
Family Dollar Stores, Inc.
5.000%, 2/1/21	100,000	103,194
Kohl’s Corp.
6.250%, 12/15/17	100,000	114,607
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14	160,000	167,600
5.900%, 12/1/16	143,000	162,663
7.450%, 7/15/17	452,000	537,494
Nordstrom, Inc.
4.750%, 5/1/20	100,000	110,189
4.000%, 10/15/21	100,000	105,574
Target Corp.
6.000%, 1/15/18	400,000	468,263
2.900%, 1/15/22	150,000	147,242

		1,916,826

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	250,000	254,309

Home Depot, Inc.
5.400%, 3/1/16	$500,000	$556,021
4.400%, 4/1/21	250,000	272,996
Lowe’s Cos., Inc.
2.125%, 4/15/16	200,000	205,506
4.625%, 4/15/20	300,000	333,457
O’Reilly Automotive, Inc.
4.625%, 9/15/21	100,000	104,489
TJX Cos., Inc.
6.950%, 4/15/19	145,000	177,777

		1,904,555

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	200,000	208,374
NIKE, Inc.
2.250%, 5/1/23	100,000	92,067

		300,441

Total Consumer Discretionary		25,113,491

Consumer Staples (1.5%)
Beverages (0.4%)
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 7/14/14	250,000	252,142
4.125%, 1/15/15	630,000	662,064
2.875%, 2/15/16	200,000	208,880
1.375%, 7/15/17	69,000	67,984
7.750%, 1/15/19	250,000	314,655
5.375%, 1/15/20	250,000	288,789
2.500%, 7/15/22	500,000	462,573
Bottling Group LLC
5.500%, 4/1/16	200,000	222,775
Brown-Forman Corp.
2.500%, 1/15/16	150,000	155,406
Coca-Cola Co.
0.750%, 3/13/15	100,000	100,287
1.500%, 11/15/15	250,000	254,429
1.800%, 9/1/16	400,000	408,004
1.150%, 4/1/18	250,000	242,235
3.150%, 11/15/20	250,000	256,066
Coca-Cola Enterprises, Inc.
2.000%, 8/19/16	100,000	101,333
3.250%, 8/19/21	100,000	98,360
Diageo Capital plc
5.750%, 10/23/17	250,000	287,316
1.125%, 4/29/18	200,000	191,402
Diageo Finance B.V.
3.250%, 1/15/15	200,000	207,825
5.300%, 10/28/15	250,000	275,118
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	200,000	198,848
3.200%, 11/15/21	100,000	98,756
PepsiCo, Inc.
0.700%, 8/13/15	100,000	100,008
0.700%, 2/26/16	75,000	74,413
7.900%, 11/1/18	500,000	636,109
4.500%, 1/15/20	400,000	440,909
3.600%, 8/13/42	150,000	129,353

		6,736,039

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.
5.500%, 3/15/17	$150,000	$171,327
1.700%, 12/15/19	250,000	239,270
CVS Caremark Corp.
4.875%, 9/15/14	100,000	104,944
3.250%, 5/18/15	350,000	364,503
4.750%, 5/18/20	350,000	383,744
CVS Pass-Through Trust
7.507%, 1/10/32§	5,210,750	6,503,687
Delhaize Group S.A.
4.125%, 4/10/19	100,000	101,478
Kroger Co.
6.400%, 8/15/17	250,000	288,493
Safeway, Inc.
5.000%, 8/15/19	400,000	425,118
Walgreen Co.
1.800%, 9/15/17	150,000	147,557
5.250%, 1/15/19	100,000	112,617
3.100%, 9/15/22	200,000	188,601
Wal-Mart Stores, Inc.
2.875%, 4/1/15	750,000	779,649
5.800%, 2/15/18	500,000	584,981
3.250%, 10/25/20	200,000	205,954
2.550%, 4/11/23	300,000	281,513
4.000%, 4/11/43	361,000	327,693

		11,211,129

Food Products (0.3%)
Campbell Soup Co.
3.375%, 8/15/14	100,000	102,981
ConAgra Foods, Inc.
5.819%, 6/15/17	200,000	226,146
1.900%, 1/25/18	125,000	123,280
3.200%, 1/25/23	200,000	191,049
General Mills, Inc.
0.875%, 1/29/16	80,000	79,252
5.650%, 2/15/19	250,000	290,725
Hershey Co.
4.850%, 8/15/15	250,000	270,703
Hormel Foods Corp.
4.125%, 4/15/21	100,000	106,273
Ingredion, Inc.
3.200%, 11/1/15	100,000	104,010
4.625%, 11/1/20	100,000	106,034
J.M. Smucker Co.
3.500%, 10/15/21	200,000	200,174
Kellogg Co.
4.000%, 12/15/20	250,000	262,698
Kraft Foods Group, Inc.
3.500%, 6/6/22	500,000	496,917
McCormick & Co., Inc.
3.900%, 7/15/21	75,000	78,809
Mead Johnson Nutrition Co.
3.500%, 11/1/14	100,000	102,786
4.900%, 11/1/19	200,000	218,055
Mondelez International, Inc.
4.125%, 2/9/16	350,000	374,630
6.500%, 8/11/17	1,030,000	1,206,937
6.125%, 2/1/18	500,000	577,287
5.375%, 2/10/20	500,000	558,656

Tyson Foods, Inc.
4.500%, 6/15/22	$1,000,000	$1,020,625

		6,698,027

Household Products (0.1%)
Clorox Co.
3.550%, 11/1/15	250,000	261,263
Colgate-Palmolive Co.
3.150%, 8/5/15	300,000	314,966
Energizer Holdings, Inc.
4.700%, 5/19/21	150,000	152,489
Kimberly-Clark Corp.
6.125%, 8/1/17	250,000	292,196
7.500%, 11/1/18	100,000	126,023
3.875%, 3/1/21	105,000	111,516
Procter & Gamble Co.
3.150%, 9/1/15	350,000	368,142
4.700%, 2/15/19	500,000	561,312

		2,187,907

Personal Products (0.0%)
Avon Products, Inc.
5.000%, 3/15/23	250,000	245,790

Tobacco (0.1%)
Altria Group, Inc.
9.700%, 11/10/18	220,000	291,276
4.750%, 5/5/21	250,000	267,814
2.850%, 8/9/22	250,000	230,679
Lorillard Tobacco Co.
3.500%, 8/4/16	110,000	115,149
6.875%, 5/1/20	250,000	286,436
Philip Morris International, Inc.
5.650%, 5/16/18	650,000	749,440
2.500%, 8/22/22	100,000	92,181
2.625%, 3/6/23	100,000	91,991
Reynolds American, Inc.
6.750%, 6/15/17	300,000	346,474
3.250%, 11/1/22	200,000	186,393

		2,657,833

Total Consumer Staples		29,736,725

Energy (2.5%)
Energy Equipment & Services (0.3%)
Cameron International Corp.
4.500%, 6/1/21	150,000	158,100
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	105,000	123,092
Ensco plc
3.250%, 3/15/16	250,000	261,563
4.700%, 3/15/21	400,000	425,461
Halliburton Co.
6.150%, 9/15/19	250,000	302,065
Rowan Cos., Inc.
7.875%, 8/1/19	130,000	156,587
Transocean, Inc.
4.950%, 11/15/15	250,000	269,038
5.050%, 12/15/16	130,000	141,308
2.500%, 10/15/17	710,000	700,706
6.000%, 3/15/18	1,355,000	1,514,768
6.500%, 11/15/20	755,000	844,886

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Weatherford International Ltd.
5.500%, 2/15/16	$299,000	$320,459
9.625%, 3/1/19	300,000	375,598

		5,593,631

Oil, Gas & Consumable Fuels (2.2%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	1,131,000	1,269,715
8.700%, 3/15/19	300,000	385,200
Apache Corp.
5.625%, 1/15/17	200,000	224,723
3.250%, 4/15/22	200,000	197,741
Buckeye Partners LP
4.875%, 2/1/21	200,000	201,538
Canadian Natural Resources Ltd.
5.700%, 5/15/17	400,000	452,252
Cenovus Energy, Inc.
4.500%, 9/15/14	100,000	104,175
5.700%, 10/15/19	200,000	226,734
Chevron Corp.
1.104%, 12/5/17	200,000	196,139
4.950%, 3/3/19	250,000	286,268
2.355%, 12/5/22	150,000	140,551
CNOOC Finance 2013 Ltd.
1.750%, 5/9/18	200,000	191,472
3.000%, 5/9/23	350,000	312,984
ConocoPhillips Co.
4.600%, 1/15/15	500,000	530,453
1.050%, 12/15/17	100,000	96,657
5.750%, 2/1/19	250,000	291,862
6.000%, 1/15/20	250,000	297,507
Devon Energy Corp.
2.400%, 7/15/16	150,000	153,802
4.000%, 7/15/21	200,000	205,059
Enbridge Energy Partners LP
9.875%, 3/1/19	250,000	324,992
EnCana Corp.
6.500%, 5/15/19	245,000	289,187
Energy Transfer Partners LP
9.000%, 4/15/19	300,000	378,962
5.200%, 2/1/22	300,000	315,943
3.600%, 2/1/23	550,000	509,894
6.500%, 2/1/42	235,000	248,442
Enterprise Products Operating LLC 1.250%, 8/13/15	122,000	122,601
3.200%, 2/1/16	400,000	420,984
5.250%, 1/31/20	100,000	110,471
3.350%, 3/15/23	350,000	333,843
4.450%, 2/15/43	210,000	184,024
EOG Resources, Inc. 2.950%, 6/1/15	250,000	259,635
5.625%, 6/1/19	100,000	116,875
4.100%, 2/1/21	250,000	265,988
EQT Corp. 8.125%, 6/1/19	200,000	242,397
Gazprom S.A. (Gaz Capital S.A.) 8.146%, 4/11/18§	1,800,000	2,074,500
9.250%, 4/23/19(m)	300,000	364,500
Kinder Morgan Energy Partners LP 5.625%, 2/15/15	100,000	107,266
6.000%, 2/1/17	200,000	227,338

6.850%, 2/15/20	$250,000	$296,469
3.950%, 9/1/22	250,000	245,760
Magellan Midstream Partners LP 6.550%, 7/15/19	150,000	178,632
4.250%, 2/1/21	100,000	104,947
Marathon Oil Corp. 2.800%, 11/1/22	200,000	185,468
Marathon Petroleum Corp. 3.500%, 3/1/16	130,000	137,170
5.125%, 3/1/21	150,000	164,783
Murphy Oil Corp. 2.500%, 12/1/17	474,000	468,489
4.000%, 6/1/22	306,000	294,346
3.700%, 12/1/22	671,000	623,738
Nabors Industries, Inc. 9.250%, 1/15/19	300,000	372,397
Nexen, Inc. 6.200%, 7/30/19	100,000	116,855
5.875%, 3/10/35	20,000	20,486
6.400%, 5/15/37	445,000	480,569
7.500%, 7/30/39	660,000	801,055
Noble Energy, Inc. 4.150%, 12/15/21	410,000	421,609
6.000%, 3/1/41	260,000	292,344
Noble Holding International Ltd. 3.050%, 3/1/16	150,000	154,612
4.625%, 3/1/21	200,000	206,650
5.250%, 3/15/42	350,000	310,005
Occidental Petroleum Corp. 2.500%, 2/1/16	100,000	103,827
4.125%, 6/1/16	150,000	162,610
4.100%, 2/1/21	300,000	315,632
ONEOK Partners LP 3.250%, 2/1/16	100,000	104,392
8.625%, 3/1/19	100,000	125,761
3.375%, 10/1/22	100,000	91,501
PC Financial Partnership 5.000%, 11/15/14	500,000	527,567
Petrobras International Finance Co. 3.875%, 1/27/16	2,940,000	3,024,551
3.500%, 2/6/17	250,000	249,000
7.875%, 3/15/19	350,000	404,225
5.750%, 1/20/20	475,000	489,088
5.375%, 1/27/21	750,000	754,462
Petrohawk Energy Corp. 6.250%, 6/1/19	250,000	273,732
Petroleos Mexicanos 4.875%, 3/15/15	350,000	365,750
8.000%, 5/3/19	500,000	605,750
6.000%, 3/5/20	620,000	683,550
3.500%, 1/30/23§	225,000	207,000
Phillips 66 4.300%, 4/1/22	400,000	412,577
Pioneer Natural Resources Co. 6.875%, 5/1/18	150,000	175,238
3.950%, 7/15/22	200,000	196,565
Plains All American Pipeline LP/Plains All American Finance Corp. 3.950%, 9/15/15	250,000	265,827
8.750%, 5/1/19	100,000	130,249
5.000%, 2/1/21	100,000	109,823

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)

Plains Exploration & Production Co. 6.875%, 2/15/23		$300,000	$321,000
Shell International Finance B.V. 3.100%, 6/28/15		6,600,000	6,912,299
4.300%, 9/22/19		200,000	220,787
4.375%, 3/25/20		100,000	109,934
2.375%, 8/21/22		200,000	185,678
Southwestern Energy Co. 7.500%, 2/1/18		200,000	237,240
4.100%, 3/15/22		500,000	495,987
Spectra Energy Capital LLC 6.200%, 4/15/18		200,000	231,780
8.000%, 10/1/19		100,000	127,333
Statoil ASA 2.900%, 10/15/14		500,000	515,045
1.200%, 1/17/18		100,000	96,260
5.250%, 4/15/19		250,000	288,228
Talisman Energy, Inc. 7.750%, 6/1/19		200,000	244,146
Total Capital International S.A. 2.875%, 2/17/22		250,000	240,082
Total Capital S.A. 3.125%, 10/2/15		400,000	419,228
4.450%, 6/24/20		100,000	109,397
4.125%, 1/28/21		200,000	214,220
TransCanada PipeLines Ltd. 3.400%, 6/1/15		200,000	209,631
7.125%, 1/15/19		400,000	487,514
2.500%, 8/1/22		175,000	158,321
6.350%, 5/15/67 (l)		100,000	103,500
Valero Energy Corp. 6.125%, 2/1/20		365,000	423,902
Western Gas Partners LP 5.375%, 6/1/21		675,000	724,511
4.000%, 7/1/22		250,000	244,139
Williams Cos., Inc. 7.875%, 9/1/21		324,000	390,550
3.700%, 1/15/23		255,000	235,524
Williams Partners LP 3.800%, 2/15/15		200,000	208,528
5.250%, 3/15/20		310,000	333,824
4.000%, 11/15/21		100,000	97,758
XTO Energy, Inc. 6.250%, 8/1/17		200,000	236,127

			43,140,208

Total Energy			48,733,839

Financials (12.5%)
Capital Markets (1.7%)
Ameriprise Financial, Inc. 5.650%, 11/15/15		150,000	165,420
7.300%, 6/28/19		90,000	112,516
5.300%, 3/15/20		100,000	114,393
Bank of New York Mellon Corp. 3.100%, 1/15/15		500,000	517,794
1.200%, 2/20/15		85,000	85,492
5.450%, 5/15/19		200,000	232,543
4.150%, 2/1/21		200,000	213,983
3.550%, 9/23/21		100,000	101,949

Bear Stearns Cos. LLC 5.300%, 10/30/15		$829,000	$905,307
BlackRock, Inc. 3.500%, 12/10/14		250,000	259,624
5.000%, 12/10/19		200,000	226,565
Charles Schwab Corp. 4.450%, 7/22/20		100,000	108,432
3.225%, 9/1/22		100,000	96,801
Deutsche Bank AG/London 3.875%, 8/18/14		500,000	515,684
6.000%, 9/1/17		500,000	574,582
Eaton Vance Corp. 6.500%, 10/2/17		60,000	70,285
Goldman Sachs Group, Inc. 5.125%, 1/15/15		3,500,000	3,683,785
0.552%, 5/18/15 (l)	EUR	100,000	129,118
5.350%, 1/15/16		$1,000,000	1,083,045
3.625%, 2/7/16		1,000,000	1,044,720
5.625%, 1/15/17		300,000	324,694
6.250%, 9/1/17		750,000	848,378
6.150%, 4/1/18		750,000	843,882
7.500%, 2/15/19		1,300,000	1,543,087
5.375%, 3/15/20		700,000	759,129
5.250%, 7/27/21		725,000	770,699
5.750%, 1/24/22		967,000	1,063,719
3.625%, 1/22/23		720,000	688,507
Jefferies Group LLC 8.500%, 7/15/19		300,000	360,381
5.125%, 1/20/23		50,000	49,354
Lazard Group LLC 7.125%, 5/15/15		200,000	217,125
Lehman Brothers Holdings, Inc. 0.000%, 12/23/12 (h)		10,200,000	2,448,000
5.625%, 1/24/13*(h)		5,000,000	1,200,000
6.750%, 12/28/17*†(b)(h)		1,297,000	—
Merrill Lynch & Co., Inc. 5.700%, 5/2/17		750,000	804,647
6.875%, 4/25/18		1,000,000	1,144,944
Morgan Stanley 6.000%, 4/28/15		45,000	48,269
4.000%, 7/24/15		1,500,000	1,553,865
3.800%, 4/29/16		215,000	222,989
5.550%, 4/27/17		1,000,000	1,075,936
5.950%, 12/28/17		500,000	552,554
2.125%, 4/25/18		710,000	676,258
7.300%, 5/13/19		1,200,000	1,392,216
5.750%, 1/25/21		750,000	812,490
5.500%, 7/28/21		150,000	159,152
3.750%, 2/25/23		300,000	284,531
4.100%, 5/22/23		150,000	138,007
Nomura Holdings, Inc. 5.000%, 3/4/15		300,000	317,507
4.125%, 1/19/16		100,000	104,438
6.700%, 3/4/20		203,000	228,513
Northern Trust Corp. 3.450%, 11/4/20		200,000	204,261
Raymond James Financial, Inc. 4.250%, 4/15/16		100,000	105,618
8.600%, 8/15/19		100,000	123,527

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)

SteelRiver Transmission Co. LLC 4.710%, 6/30/17§(b)		$1,887,083	$1,940,986
TD Ameritrade Holding Corp. 5.600%, 12/1/19		100,000	115,164

			33,364,865

Commercial Banks (4.2%)
American Express Centurion Bank 6.000%, 9/13/17		400,000	456,445
Australia & New Zealand Banking Group Ltd./New York
0.900%, 2/12/16		250,000	248,018
Banco do Brasil S.A./Cayman Islands 2.963%, 7/2/14 (l)(m)		100,000	100,782
4.500%, 1/22/15§		50,000	50,996
3.875%, 10/10/22		300,000	264,450
Banco Santander S.A./Chile
1.876%, 1/19/16 (l)§		7,600,000	7,600,000
Bancolombia S.A. 4.250%, 1/12/16		250,000	256,250
Bank of Montreal 0.800%, 11/6/15		150,000	149,737
1.400%, 9/11/17		300,000	293,220
2.550%, 11/6/22		150,000	138,655
Bank of Nova Scotia 3.400%, 1/22/15		200,000	207,910
0.750%, 10/9/15		250,000	248,819
0.950%, 3/15/16		400,000	398,248
Barclays Bank plc 5.000%, 9/22/16		400,000	441,540
5.140%, 10/14/20		500,000	506,075
BB&T Corp. 3.200%, 3/15/16		400,000	419,978
1.450%, 1/12/18		150,000	145,020
5.250%, 11/1/19		300,000	336,827
BBVA Senior Finance S.A.U. 4.664%, 10/9/15		200,000	205,660
BNP Paribas S.A. 3.250%, 3/11/15		600,000	617,406
5.000%, 1/15/21		500,000	530,665
3.250%, 3/3/23		250,000	228,948
Canadian Imperial Bank of Commerce
2.600%, 7/2/15§		870,000	902,468
2.350%, 12/11/15		200,000	206,488
Comerica Bank 5.750%, 11/21/16		250,000	284,476
Commonwealth Bank of Australia/New York
1.900%, 9/18/17		500,000	498,867
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
1.700%, 3/19/18		250,000	242,849
3.950%, 11/9/22		250,000	236,936
Credit Suisse AG/New York 5.300%, 8/13/19		100,000	111,991
4.375%, 8/5/20		400,000	427,508
DnB Bank ASA 3.200%, 4/3/17§		4,300,000	4,444,781
Fifth Third Bancorp 3.625%, 1/25/16		250,000	263,933
5.450%, 1/15/17		250,000	272,713

First Horizon National Corp.
5.375%, 12/15/15		$100,000	$108,042
First Niagara Financial Group, Inc.
7.250%, 12/15/21		150,000	172,100
HSBC Bank S.A./Brasil
4.000%, 5/11/16§		1,150,000	1,164,375
HSBC Bank USA/New York
6.000%, 8/9/17		250,000	282,055
4.875%, 8/24/20		500,000	534,355
HSBC Holdings plc
4.000%, 3/30/22		500,000	510,680
Huntington BancShares, Inc.
7.000%, 12/15/20		25,000	29,804
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18		200,000	190,310
JPMorgan Chase Bank N.A.
0.886%, 5/31/17 (l)	EUR	3,800,000	4,768,204
6.000%, 10/1/17		$6,200,000	7,042,007
4.375%, 11/30/21 (l)(b)(m)	EUR	400,000	540,185
KeyBank N.A./Ohio
7.413%, 5/6/15		$400,000	443,227
KfW
1.375%, 7/15/13		1,045,000	1,045,493
1.000%, 1/12/15		400,000	402,796
2.625%, 3/3/15		500,000	517,588
1.250%, 10/26/15		750,000	761,409
2.625%, 2/16/16		1,000,000	1,047,622
0.500%, 4/19/16		600,000	594,409
4.875%, 1/17/17		1,324,000	1,482,900
1.250%, 2/15/17		500,000	496,967
0.875%, 9/5/17		200,000	195,777
4.500%, 7/16/18		500,000	565,646
4.875%, 6/17/19		500,000	580,255
4.000%, 1/27/20		500,000	556,781
2.750%, 9/8/20		1,000,000	1,031,735
6.250%, 5/19/21	AUD	6,200,000	6,259,866
2.625%, 1/25/22		$500,000	498,108
2.125%, 1/17/23		650,000	613,587
Landwirtschaftliche Rentenbank
3.125%, 7/15/15		500,000	524,359
2.500%, 2/15/16		1,000,000	1,041,875
1.375%, 10/23/19		57,000	54,386
Mellon Funding Corp.
5.000%, 12/1/14		250,000	264,181
National Australia Bank Ltd./New York
2.750%, 3/9/17		300,000	308,947
3.000%, 1/20/23		250,000	234,816
Nordea Bank AB
1.177%, 1/14/14 (l)§		5,800,000	5,827,548
Oesterreichische Kontrollbank AG
4.875%, 2/16/16		500,000	551,798
PNC Bank N.A.
4.875%, 9/21/17		300,000	329,394
2.700%, 11/1/22		250,000	225,246
PNC Funding Corp.
3.625%, 2/8/15		750,000	781,949
5.625%, 2/1/17		300,000	332,402
5.125%, 2/8/20		100,000	109,381
4.375%, 8/11/20		100,000	106,532

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Rabobank Nederland N.V.
3.875%, 2/8/22	$500,000	$500,657
Royal Bank of Canada
0.800%, 10/30/15	200,000	199,586
2.625%, 12/15/15	350,000	364,035
2.300%, 7/20/16	200,000	206,338
1.500%, 1/16/18	250,000	243,654
Royal Bank of Scotland Group plc
5.050%, 1/8/15	2,100,000	2,126,250
6.400%, 10/21/19	275,000	307,026
Royal Bank of Scotland plc
3.950%, 9/21/15	500,000	522,407
5.625%, 8/24/20	250,000	270,635
Santander Holdings USA, Inc./Pennsylvania
4.625%, 4/19/16	100,000	105,385
Sberbank (SB Capital S.A.)
5.499%, 7/7/15 (m)(b)	2,250,000	2,373,750
Sumitomo Mitsui Banking Corp.
1.800%, 7/18/17	250,000	245,787
3.200%, 7/18/22	250,000	239,745
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18	250,000	299,634
2.750%, 5/1/23	200,000	183,820
Svenska Handelsbanken AB
3.125%, 7/12/16	250,000	262,660
Toronto-Dominion Bank
2.500%, 7/14/16	350,000	362,736
2.375%, 10/19/16	200,000	206,279
U.S. Bancorp/Minnesota
2.450%, 7/27/15	250,000	258,010
2.950%, 7/15/22	250,000	231,236
U.S. Bank N.A./Ohio
4.950%, 10/30/14	400,000	421,697
UBS AG/Connecticut
3.875%, 1/15/15	250,000	260,326
5.875%, 7/15/16	250,000	275,803
5.875%, 12/20/17	204,000	235,062
5.750%, 4/25/18	122,000	140,405
4.875%, 8/4/20	170,000	187,280
UFJ Finance Aruba AEC
6.750%, 7/15/13	310,000	310,661
UnionBanCal Corp.
3.500%, 6/18/22	250,000	244,670
Wachovia Bank N.A.
4.800%, 11/1/14	500,000	525,097
Wachovia Corp.
5.625%, 10/15/16	250,000	281,031
5.750%, 2/1/18	200,000	228,728
Wells Fargo & Co.
3.750%, 10/1/14	500,000	518,227
1.250%, 2/13/15	250,000	251,332
1.500%, 7/1/15	500,000	505,302
5.625%, 12/11/17	500,000	569,221
1.500%, 1/16/18	300,000	292,728
3.500%, 3/8/22	750,000	751,836
3.450%, 2/13/23	300,000	285,612
Westpac Banking Corp.
3.000%, 8/4/15	500,000	520,948
0.950%, 1/12/16	300,000	298,458
2.000%, 8/14/17	200,000	199,857
4.875%, 11/19/19	300,000	334,235

Zions Bancorp
7.750%, 9/23/14	$100,000	$106,937

		82,122,839

Consumer Finance (1.9%)
Ally Financial, Inc.
3.475%, 2/11/14 (l)	4,000,000	4,015,560
8.300%, 2/12/15	600,000	648,000
American Express Co.
6.150%, 8/28/17	1,000,000	1,151,130
7.000%, 3/19/18	6,450,000	7,746,385
8.125%, 5/20/19	250,000	321,353
American Express Credit Corp.
5.125%, 8/25/14	500,000	523,930
1.750%, 6/12/15	130,000	131,604
2.750%, 9/15/15	500,000	518,207
2.800%, 9/19/16	300,000	311,010
Capital One Bank USA N.A.
8.800%, 7/15/19	313,000	398,902
Capital One Financial Corp.
2.125%, 7/15/14	100,000	101,172
2.150%, 3/23/15	250,000	253,575
1.000%, 11/6/15	150,000	147,749
3.150%, 7/15/16	340,000	353,919
Caterpillar Financial Services Corp.
2.750%, 6/24/15	500,000	519,529
1.250%, 11/6/17	250,000	242,903
7.150%, 2/15/19	200,000	248,541
Discover Financial Services
6.450%, 6/12/17	200,000	226,920
5.200%, 4/27/22	150,000	154,781
3.850%, 11/21/22	795,000	739,350
Ford Motor Credit Co. LLC
3.875%, 1/15/15	500,000	514,650
12.000%, 5/15/15	750,000	884,325
2.500%, 1/15/16	200,000	200,740
3.984%, 6/15/16	250,000	261,825
8.000%, 12/15/16	500,000	582,850
3.000%, 6/12/17	750,000	750,525
2.375%, 1/16/18	8,300,000	7,957,210
5.000%, 5/15/18	1,690,000	1,795,963
5.875%, 8/2/21	500,000	543,750
Glencore Funding LLC
2.500%, 1/15/19§	560,000	510,233
HSBC Finance Corp.
5.000%, 6/30/15	685,000	731,134
HSBC USA, Inc.
1.625%, 1/16/18	400,000	390,272
John Deere Capital Corp.
2.800%, 9/18/17	500,000	520,072
1.300%, 3/12/18	150,000	145,075
3.150%, 10/15/21	300,000	295,162
PACCAR Financial Corp.
1.550%, 9/29/14	100,000	100,967
0.700%, 11/16/15	150,000	150,237
SLM Corp.
4.625%, 9/25/17	76,000	75,050
Toyota Motor Credit Corp.
0.875%, 7/17/15	250,000	249,959
2.800%, 1/11/16	400,000	416,958

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

2.000%, 9/15/16	$300,000	$304,933
1.250%, 10/5/17	200,000	193,561
3.400%, 9/15/21	300,000	302,192

		36,632,163

Diversified Financial Services (3.2%)
Bank of America Corp.
0.603%, 9/15/14 (l)	1,450,000	1,442,722
4.500%, 4/1/15	500,000	524,053
1.500%, 10/9/15	300,000	298,749
6.500%, 8/1/16	1,205,000	1,356,534
5.625%, 10/14/16	500,000	551,314
3.875%, 3/22/17	265,000	277,505
2.000%, 1/11/18	1,540,000	1,489,919
5.650%, 5/1/18	6,180,000	6,851,931
7.625%, 6/1/19	4,600,000	5,505,813
5.625%, 7/1/20	1,000,000	1,098,870
5.000%, 5/13/21	500,000	529,940
5.700%, 1/24/22	690,000	765,589
3.300%, 1/11/23	890,000	833,309
Bank of America N.A.
0.553%, 6/15/16 (l)	1,700,000	1,644,446
5.300%, 3/15/17	500,000	544,812
Block Financial LLC
5.500%, 11/1/22	200,000	201,654
Boeing Capital Corp.
3.250%, 10/27/14	500,000	517,155
2.125%, 8/15/16	150,000	154,028
BP Capital Markets plc
3.875%, 3/10/15	350,000	367,275
3.200%, 3/11/16	500,000	524,483
1.375%, 11/6/17	200,000	193,664
4.500%, 10/1/20	500,000	545,132
3.245%, 5/6/22	300,000	290,113
2.500%, 11/6/22	150,000	135,974
Citigroup, Inc.
6.375%, 8/12/14	1,000,000	1,056,045
5.000%, 9/15/14	750,000	778,747
5.500%, 10/15/14	150,000	157,423
4.750%, 5/19/15	500,000	528,987
2.250%, 8/7/15	150,000	152,301
4.587%, 12/15/15	1,902,000	2,033,813
3.953%, 6/15/16	500,000	527,127
4.450%, 1/10/17	160,000	171,269
5.500%, 2/15/17	250,000	273,165
6.000%, 8/15/17	430,000	483,696
6.125%, 5/15/18	1,000,000	1,139,941
8.500%, 5/22/19	1,000,000	1,258,920
3.375%, 3/1/23	295,000	281,519
Credit Suisse FB USA, Inc.
5.125%, 8/15/15	1,000,000	1,085,677
Crown Castle Towers LLC
6.113%, 1/15/20§	1,495,000	1,764,100
General Electric Capital Corp.
3.500%, 6/29/15	1,000,000	1,048,480
1.000%, 12/11/15	250,000	249,868
1.000%, 1/8/16	250,000	248,493
2.950%, 5/9/16	300,000	311,669
5.400%, 2/15/17	808,000	895,629
1.600%, 11/20/17	150,000	146,677
6.000%, 8/7/19	1,500,000	1,732,113
5.300%, 2/11/21	890,000	977,389
4.650%, 10/17/21	500,000	531,165
3.150%, 9/7/22	300,000	281,908

Hutchison Whampoa International Ltd.
7.625%, 4/9/19 (m)	$700,000	$853,209
ING U.S., Inc.
5.500%, 7/15/22§	100,000	108,301
JPMorgan Chase & Co.
5.125%, 9/15/14	600,000	629,763
4.750%, 3/1/15	500,000	531,332
2.000%, 8/15/17	250,000	248,810
6.000%, 1/15/18	1,500,000	1,701,263
6.300%, 4/23/19	500,000	577,811
4.400%, 7/22/20	1,000,000	1,042,250
4.625%, 5/10/21	500,000	530,560
3.250%, 9/23/22	561,000	528,610
3.200%, 1/25/23	635,000	601,065
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	100,000	103,790
5.550%, 1/15/20	100,000	106,175
National Credit Union Administration Guaranteed Notes
Series A3
2.350%, 6/12/17	200,000	207,927
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	300,000	315,529
5.450%, 2/1/18	300,000	346,504
ORIX Corp.
4.710%, 4/27/15	250,000	262,602
Private Export Funding Corp.
4.550%, 5/15/15	200,000	213,702
4.950%, 11/15/15	200,000	219,728
1.375%, 2/15/17	50,000	49,811
2.050%, 11/15/22	125,000	117,518
RZD Capital Ltd.
5.739%, 4/3/17 (b)(m)	200,000	213,500
Sasol Financing International plc
4.500%, 11/14/22	250,000	236,250
TECO Finance, Inc.
5.150%, 3/15/20	100,000	110,230
TNK-BP Finance S.A.
6.250%, 2/2/15 (m)	600,000	628,500
7.500%, 7/18/16 (m)	2,000,000	2,220,000
6.625%, 3/20/17 (m)	1,100,000	1,193,500
7.875%, 3/13/18 (m)	1,300,000	1,478,750
Transneft OJSC (TransCapitalInvest Ltd.)
8.700%, 8/7/18 (m)	900,000	1,059,750
Unilever Capital Corp.
2.750%, 2/10/16	100,000	104,444
4.800%, 2/15/19	300,000	337,951
Waha Aerospace B.V.
3.925%, 7/28/20§	1,113,750	1,158,300
XTRA Finance Corp.
5.150%, 4/1/17	100,000	110,792

		62,909,332

Insurance (0.9%)
ACE INA Holdings, Inc.
5.600%, 5/15/15	250,000	271,646
2.600%, 11/23/15	100,000	103,273
5.900%, 6/15/19	100,000	118,940
Aegon N.V.
4.625%, 12/1/15	300,000	323,574
Aflac, Inc.
8.500%, 5/15/19	150,000	193,800

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Alleghany Corp.
5.625%, 9/15/20	$100,000	$109,697
Allianz Finance II B.V.
5.750%, 7/8/41 (l)	EUR 200,000	286,845
Allstate Corp.
7.450%, 5/16/19	$200,000	255,121
American Financial Group, Inc./Ohio
9.875%, 6/15/19	100,000	129,327
American International Group, Inc.
4.250%, 9/15/14	300,000	311,780
5.050%, 10/1/15	250,000	270,900
5.600%, 10/18/16	100,000	111,159
3.800%, 3/22/17	613,000	641,627
5.450%, 5/18/17	250,000	274,491
5.850%, 1/16/18	250,000	280,850
6.400%, 12/15/20	500,000	578,200
4.875%, 6/1/22	766,000	810,811
8.175%, 5/15/58 (l)	1,700,000	2,074,000
Aon Corp.
3.500%, 9/30/15	250,000	262,203
5.000%, 9/30/20	100,000	109,134
Axis Specialty Finance LLC
5.875%, 6/1/20	150,000	166,976
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15	400,000	426,246
4.250%, 1/15/21	300,000	319,440
Berkshire Hathaway, Inc.
1.550%, 2/9/18	150,000	147,658
Chubb Corp.
5.750%, 5/15/18	100,000	116,675
6.375%, 3/29/67 (l)	200,000	216,000
CNA Financial Corp.
5.875%, 8/15/20	300,000	338,729
Genworth Holdings, Inc.
8.625%, 12/15/16	200,000	237,308
7.700%, 6/15/20	250,000	284,991
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	200,000	221,119
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	100,000	116,629
Lincoln National Corp.
8.750%, 7/1/19	100,000	129,077
6.050%, 4/20/67 (l)	300,000	295,500
Manulife Financial Corp.
3.400%, 9/17/15	840,000	868,230
Markel Corp.
7.125%, 9/30/19	100,000	118,684
5.350%, 6/1/21	100,000	108,080
Marsh & McLennan Cos., Inc.
5.750%, 9/15/15	175,000	191,192
4.800%, 7/15/21	100,000	107,467
MetLife, Inc.
6.750%, 6/1/16	300,000	342,510
4.750%, 2/8/21	250,000	270,750
Metropolitan Life Global Funding I
5.125%, 6/10/14§	775,000	806,975
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22	200,000	195,100
OneBeacon US Holdings, Inc.
4.600%, 11/9/22	100,000	98,877
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	100,000	110,261

Principal Financial Group, Inc.
8.875%, 5/15/19	$200,000	$258,600
Progressive Corp.
3.750%, 8/23/21	125,000	129,640
Protective Life Corp.
7.375%, 10/15/19	100,000	121,275
Prudential Financial, Inc.
6.200%, 1/15/15	45,000	48,476
4.750%, 9/17/15	795,000	854,466
6.000%, 12/1/17	750,000	860,925
5.375%, 6/21/20	470,000	519,800
5.875%, 9/15/42 (l)	437,000	440,277
Reinsurance Group of America, Inc.
6.450%, 11/15/19	100,000	114,651
Torchmark Corp.
9.250%, 6/15/19	100,000	135,154
Travelers Cos., Inc.
5.500%, 12/1/15	150,000	166,016
5.800%, 5/15/18	250,000	293,047
Unum Group
5.625%, 9/15/20	100,000	109,632
Willis North America, Inc.
5.625%, 7/15/15	365,000	391,793

		18,195,604

Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp.
4.625%, 4/1/15	150,000	157,616
5.050%, 9/1/20	350,000	368,397
AvalonBay Communities, Inc.
5.700%, 3/15/17	150,000	168,064
Boston Properties LP
3.700%, 11/15/18	200,000	209,815
5.875%, 10/15/19	300,000	346,798
Brandywine Operating Partnership LP
4.950%, 4/15/18	100,000	106,254
Camden Property Trust
4.625%, 6/15/21	200,000	212,251
CommonWealth REIT
6.650%, 1/15/18	100,000	110,299
DDR Corp.
4.625%, 7/15/22	150,000	151,074
Digital Realty Trust LP
4.500%, 7/15/15	100,000	105,037
3.625%, 10/1/22	150,000	138,044
Duke Realty LP
6.750%, 3/15/20	150,000	173,626
EPR Properties
7.750%, 7/15/20	100,000	113,000
ERP Operating LP
5.125%, 3/15/16	500,000	547,162
Federal Realty Investment Trust
3.000%, 8/1/22	100,000	95,407
HCP, Inc.
3.750%, 2/1/16	100,000	105,559
6.000%, 1/30/17	200,000	224,169
3.150%, 8/1/22	100,000	92,024
Health Care REIT, Inc.
4.700%, 9/15/17	200,000	217,884
6.125%, 4/15/20	145,000	165,145
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	100,000	111,482
Highwoods Realty LP
3.625%, 1/15/23	150,000	139,944

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Hospitality Properties Trust
7.875%, 8/15/14	$100,000	$104,068
5.625%, 3/15/17	100,000	108,788
Host Hotels & Resorts LP
4.750%, 3/1/23	100,000	100,000
Kilroy Realty LP
5.000%, 11/3/15	100,000	107,388
Kimco Realty Corp.
6.875%, 10/1/19	100,000	120,409
Liberty Property LP
4.750%, 10/1/20	200,000	213,132
Mack-Cali Realty LP
7.750%, 8/15/19	100,000	122,859
National Retail Properties, Inc.
3.800%, 10/15/22	150,000	144,781
Realty Income Corp.
5.750%, 1/15/21	250,000	279,463
Senior Housing Properties Trust
4.300%, 1/15/16	100,000	103,500
Simon Property Group LP
5.100%, 6/15/15	508,000	549,122
5.650%, 2/1/20	500,000	570,238
4.125%, 12/1/21	100,000	104,093
UDR, Inc.
4.250%, 6/1/18	200,000	211,945
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	100,000	103,056
2.000%, 2/15/18	150,000	145,021
4.250%, 3/1/22	110,000	110,731
3.250%, 8/15/22	100,000	92,692
Vornado Realty LP
5.000%, 1/15/22	250,000	262,983
Washington Real Estate Investment Trust
3.950%, 10/15/22	100,000	95,812
Weingarten Realty Investors
3.375%, 10/15/22	300,000	279,887

		7,989,019

Real Estate Management & Development (0.0%)
ProLogis LP
6.250%, 3/15/17	100,000	111,539
7.375%, 10/30/19	200,000	240,743

		352,282

Thrifts & Mortgage Finance (0.2%)
Abbey National Treasury Services plc/London
3.875%, 11/10/14§	3,900,000	4,037,376
4.000%, 4/27/16	100,000	105,492

		4,142,868

Total Financials		245,708,972

Health Care (1.4%)
Biotechnology (0.1%)
Amgen, Inc.
1.875%, 11/15/14	250,000	253,825
5.850%, 6/1/17	300,000	341,143
6.150%, 6/1/18	30,000	34,714
3.450%, 10/1/20	300,000	303,549
4.100%, 6/15/21	300,000	314,540

3.625%, 5/15/22	$250,000	$248,493
Biogen Idec, Inc.
6.875%, 3/1/18	100,000	118,973
Genentech, Inc.
4.750%, 7/15/15	100,000	107,880
Gilead Sciences, Inc.
4.500%, 4/1/21	300,000	323,831

		2,046,948

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
4.125%, 5/27/20	200,000	216,772
Baxter International, Inc.
5.900%, 9/1/16	200,000	231,888
4.250%, 3/15/20	100,000	108,595
2.400%, 8/15/22	100,000	92,412
Becton Dickinson and Co.
3.250%, 11/12/20	300,000	303,081
Boston Scientific Corp.
4.500%, 1/15/15	525,000	549,522
6.250%, 11/15/15	837,000	921,550
6.400%, 6/15/16	335,000	376,703
5.125%, 1/12/17	960,000	1,043,958
6.000%, 1/15/20	100,000	112,889
C.R. Bard, Inc.
2.875%, 1/15/16	100,000	103,933
CareFusion Corp.
5.125%, 8/1/14	130,000	134,858
3.300%, 3/1/23§	100,000	94,586
Covidien International Finance S.A.
2.800%, 6/15/15	100,000	103,497
4.200%, 6/15/20	100,000	107,628
DENTSPLY International, Inc.
2.750%, 8/15/16	55,000	56,675
4.125%, 8/15/21	100,000	102,057
Medtronic, Inc.
3.000%, 3/15/15	300,000	311,398
1.375%, 4/1/18	100,000	96,666
4.450%, 3/15/20	300,000	326,027
St. Jude Medical, Inc.
3.250%, 4/15/23	150,000	141,880
Stryker Corp.
3.000%, 1/15/15	100,000	103,531
4.375%, 1/15/20	100,000	109,136
Zimmer Holdings, Inc.
4.625%, 11/30/19	150,000	164,962

		5,914,204

Health Care Providers & Services (0.4%)
Aetna, Inc.
3.950%, 9/1/20	350,000	363,050
AmerisourceBergen Corp.
4.875%, 11/15/19	150,000	166,499
Cardinal Health, Inc.
4.000%, 6/15/15	100,000	105,115
4.625%, 12/15/20	100,000	106,791
Cigna Corp.
5.125%, 6/15/20	215,000	234,906
4.375%, 12/15/20	100,000	106,861
Coventry Health Care, Inc.
5.450%, 6/15/21	486,000	538,245

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Express Scripts Holding Co.
2.750%, 11/21/14	$250,000	$255,657
3.125%, 5/15/16	250,000	260,082
4.750%, 11/15/21	100,000	106,649
HCA, Inc.
Term Loan
2.694%, 3/15/14	2,662,500	2,650,298
Humana, Inc.
7.200%, 6/15/18	150,000	178,567
Laboratory Corp. of America Holdings
2.200%, 8/23/17	67,000	66,066
4.625%, 11/15/20	250,000	260,905
3.750%, 8/23/22	56,000	53,570
McKesson Corp.
4.750%, 3/1/21	250,000	273,590
2.700%, 12/15/22	150,000	139,899
2.850%, 3/15/23	200,000	187,903
Medco Health Solutions, Inc.
2.750%, 9/15/15	100,000	102,824
7.125%, 3/15/18	250,000	296,686
4.125%, 9/15/20	250,000	257,176
Quest Diagnostics, Inc.
6.400%, 7/1/17	200,000	228,066
UnitedHealth Group, Inc.
6.000%, 2/15/18	250,000	293,465
4.700%, 2/15/21	400,000	438,071
3.375%, 11/15/21	225,000	224,144
2.875%, 3/15/23	150,000	140,878
WellPoint, Inc.
1.875%, 1/15/18	400,000	392,262
4.350%, 8/15/20	650,000	691,372

		9,119,597

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
6.500%, 11/1/17	100,000	115,320
Life Technologies Corp.
4.400%, 3/1/15	200,000	209,176
6.000%, 3/1/20	545,000	614,494
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	500,000	518,771
1.850%, 1/15/18	100,000	95,943

		1,553,704

Pharmaceuticals (0.5%)
AbbVie, Inc.
1.200%, 11/6/15§	400,000	399,763
1.750%, 11/6/17§	750,000	735,645
2.900%, 11/6/22§	400,000	367,954
Actavis, Inc.
5.000%, 8/15/14	125,000	130,084
6.125%, 8/15/19	130,000	149,974
3.250%, 10/1/22	200,000	187,061
Allergan, Inc.
3.375%, 9/15/20	250,000	257,926
AstraZeneca plc
5.900%, 9/15/17	200,000	231,697
Bristol-Myers Squibb Co.
5.450%, 5/1/18	200,000	231,627
Eli Lilly and Co.
5.200%, 3/15/17	300,000	339,043

GlaxoSmithKline Capital plc
2.850%, 5/8/22	$250,000	$240,351
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	750,000	867,129
2.800%, 3/18/23	200,000	189,447
Hospira, Inc.
6.400%, 5/15/15	250,000	264,800
Johnson & Johnson
5.550%, 8/15/17	300,000	348,816
2.950%, 9/1/20	200,000	205,496
Merck & Co., Inc.
6.000%, 9/15/17	200,000	233,432
1.300%, 5/18/18	167,000	162,059
3.875%, 1/15/21	200,000	213,145
2.400%, 9/15/22	150,000	139,416
Novartis Capital Corp.
2.900%, 4/24/15	200,000	208,381
2.400%, 9/21/22	100,000	93,513
Novartis Securities Investment Ltd.
5.125%, 2/10/19	350,000	402,135
Pfizer, Inc.
6.200%, 3/15/19	250,000	300,796
Sanofi S.A.
2.625%, 3/29/16	250,000	261,212
1.250%, 4/10/18	250,000	241,457
4.000%, 3/29/21	200,000	213,185
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	200,000	186,764
Series 2
3.650%, 11/10/21	245,000	243,530
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	250,000	248,500
Teva Pharmaceutical Finance IV LLC
2.250%, 3/18/20	100,000	94,475
Wyeth LLC
5.500%, 2/15/16	500,000	555,682
Zoetis, Inc.
1.875%, 2/1/18§	200,000	196,158

		9,140,653

Total Health Care		27,775,106

Industrials (1.1%)
Aerospace & Defense (0.2%)
Embraer Overseas Ltd.
6.375%, 1/15/20	100,000	108,385
Honeywell International, Inc.
5.300%, 3/1/18	350,000	399,174
4.250%, 3/1/21	250,000	274,157
L-3 Communications Corp.
3.950%, 11/15/16	100,000	105,508
4.950%, 2/15/21	400,000	419,969
Lockheed Martin Corp.
2.125%, 9/15/16	250,000	255,322
3.350%, 9/15/21	250,000	248,620
Precision Castparts Corp.
1.250%, 1/15/18	250,000	242,898
Raytheon Co.
4.400%, 2/15/20	400,000	435,211
Rockwell Collins, Inc.
5.250%, 7/15/19	50,000	57,112

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Textron, Inc.
4.625%, 9/21/16	$100,000	$106,362
7.250%, 10/1/19	100,000	117,960
United Technologies Corp.
4.875%, 5/1/15	250,000	269,112
1.800%, 6/1/17	50,000	50,139
6.125%, 2/1/19	150,000	177,621
4.500%, 4/15/20	200,000	222,862
3.100%, 6/1/22	300,000	295,832

		3,786,244

Air Freight & Logistics (0.0%)
FedEx Corp.
8.000%, 1/15/19	100,000	126,361
2.700%, 4/15/23	100,000	91,516
United Parcel Service, Inc.
3.125%, 1/15/21	300,000	303,442

		521,319

Airlines (0.2%)
American Airlines, Inc. Series A 8.625%, 10/15/21	363,995	387,436
Continental Airlines, Inc.
9.000%, 7/8/16	207,531	238,142
Series B
6.000%, 1/12/19 (b)	2,447,632	2,484,347
Delta Air Lines, Inc.
4.950%, 5/23/19	164,263	174,530
7.750%, 12/17/19 (b)	142,845	161,414
UAL Pass Through Trust Series 2009-2A 9.750%, 1/15/17	142,247	162,517

		3,608,386

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	250,000	278,785
5.750%, 1/15/21	250,000	274,675
Owens Corning, Inc.
9.000%, 6/15/19	34,000	41,608

		595,068

Commercial Services & Supplies (0.1%)
ADT Corp.
3.500%, 7/15/22	200,000	183,495
Avery Dennison Corp.
5.375%, 4/15/20	100,000	104,818
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	250,000	272,992
Cornell University
5.450%, 2/1/19	200,000	231,778
Pitney Bowes, Inc.
5.750%, 9/15/17	300,000	324,000
Republic Services, Inc.
5.500%, 9/15/19	148,000	166,726
5.250%, 11/15/21	200,000	220,198
Waste Management, Inc.
7.375%, 3/11/19	200,000	240,326
4.750%, 6/30/20	100,000	107,710
2.900%, 9/15/22	200,000	182,602

Yale University
2.900%, 10/15/14	$125,000	$128,794

		2,163,439

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17	125,000	124,027
2.875%, 5/8/22	200,000	190,968

		314,995

Electrical Equipment (0.0%)
Emerson Electric Co.
4.875%, 10/15/19	250,000	283,512
Roper Industries, Inc.
1.850%, 11/15/17	100,000	98,850

		382,362

Industrial Conglomerates (0.1%)
3M Co.
1.375%, 9/29/16	100,000	100,795
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	109,894
Cooper U.S., Inc.
2.375%, 1/15/16	100,000	101,460
3.875%, 12/15/20	100,000	102,284
Danaher Corp.
5.400%, 3/1/19	100,000	115,213
3.900%, 6/23/21	150,000	158,695
General Electric Co.
0.850%, 10/9/15	150,000	149,557
5.250%, 12/6/17	500,000	561,930
2.700%, 10/9/22	350,000	331,023
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	100,000	117,555
Koninklijke Philips N.V.
5.750%, 3/11/18	200,000	230,921
Pentair Finance S.A.
5.000%, 5/15/21	150,000	159,747
Tyco Electronics Group S.A.
4.875%, 1/15/21	200,000	212,925

		2,451,999

Machinery (0.2%)
Caterpillar, Inc.
1.500%, 6/26/17	500,000	494,946
Deere & Co.
2.600%, 6/8/22	500,000	475,078
Dover Corp.
5.450%, 3/15/18	100,000	113,671
Eaton Corp.
0.950%, 11/2/15§	150,000	148,514
1.500%, 11/2/17§	150,000	145,581
2.750%, 11/2/22§	250,000	231,584
Harsco Corp.
2.700%, 10/15/15	250,000	251,675
Illinois Tool Works, Inc.
3.375%, 9/15/21	120,000	122,555
Joy Global, Inc.
5.125%, 10/15/21	160,000	168,624
Kennametal, Inc.
3.875%, 2/15/22	147,000	142,254

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Pall Corp.
5.000%, 6/15/20	$100,000	$107,411
Snap-On, Inc.
4.250%, 1/15/18	100,000	105,491
Stanley Black & Decker, Inc.
2.900%, 11/1/22	100,000	93,520
Xylem, Inc.
3.550%, 9/20/16	250,000	262,704

		2,863,608

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	115,000	117,392
Equifax, Inc.
4.450%, 12/1/14	100,000	103,886
3.300%, 12/15/22	100,000	92,676
Verisk Analytics, Inc.
5.800%, 5/1/21	100,000	110,375

		424,329

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	500,000	554,042
3.000%, 3/15/23	500,000	475,948
Canadian National Railway Co.
5.550%, 3/1/19	350,000	406,217
Canadian Pacific Railway Co.
7.250%, 5/15/19	100,000	123,097
CSX Corp.
6.250%, 4/1/15	150,000	163,246
6.250%, 3/15/18	300,000	352,782
3.700%, 10/30/20	100,000	104,112
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	100,000	104,034
Norfolk Southern Corp.
7.700%, 5/15/17	268,000	323,794
5.900%, 6/15/19	200,000	235,743
Ryder System, Inc.
3.600%, 3/1/16	200,000	207,989
2.500%, 3/1/18	125,000	123,595
Union Pacific Corp.
5.700%, 8/15/18	250,000	290,006

		3,464,605

Trading Companies & Distributors (0.1%)
Doric Nimrod Air One Ltd. Series 2012-1A 5.125%, 11/30/24§	581,806	599,261
GATX Corp.
4.750%, 5/15/15	100,000	105,826
3.500%, 7/15/16	100,000	104,502

		809,589

Total Industrials		21,385,943

Information Technology (0.8%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16	650,000	725,465
4.950%, 2/15/19	550,000	625,240
Harris Corp.
6.375%, 6/15/19	85,000	96,338

Motorola Solutions, Inc.
6.000%, 11/15/17	$100,000	$113,792

		1,560,835

Computers & Peripherals (0.2%)
Apple, Inc.
1.000%, 5/3/18	500,000	477,300
2.400%, 5/3/23	750,000	693,450
Dell, Inc.
2.300%, 9/10/15	250,000	249,079
5.875%, 6/15/19	125,000	126,412
EMC Corp.
1.875%, 6/1/18	250,000	246,250
2.650%, 6/1/20	200,000	197,040
3.375%, 6/1/23	100,000	97,616
Hewlett-Packard Co.
2.350%, 3/15/15	100,000	101,542
2.200%, 12/1/15	250,000	253,575
3.000%, 9/15/16	250,000	256,332
3.750%, 12/1/20	500,000	483,600
4.375%, 9/15/21	250,000	246,133
4.050%, 9/15/22	100,000	100,431
Lexmark International, Inc.
5.125%, 3/15/20	100,000	100,597
NetApp, Inc.
2.000%, 12/15/17	100,000	97,220

		3,726,577

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
4.750%, 11/15/14	100,000	104,837
Arrow Electronics, Inc.
3.375%, 11/1/15	100,000	103,363
6.000%, 4/1/20	100,000	108,912
Avnet, Inc.
5.875%, 6/15/20	250,000	265,889
Corning, Inc.
1.450%, 11/15/17	150,000	147,264
Jabil Circuit, Inc.
8.250%, 3/15/18	970,000	1,137,325

		1,867,590

Internet Software & Services (0.0%)
eBay, Inc.
1.625%, 10/15/15	100,000	101,937
3.250%, 10/15/20	100,000	103,205
2.600%, 7/15/22	250,000	229,775
Google, Inc.
2.125%, 5/19/16	100,000	103,574
3.625%, 5/19/21	100,000	104,470

		642,961

IT Services (0.1%)
Computer Sciences Corp.
6.500%, 3/15/18	200,000	223,000
Fidelity National Information Services, Inc.
2.000%, 4/15/18	57,000	56,016
Fiserv, Inc.
3.125%, 10/1/15	250,000	260,371
4.625%, 10/1/20	100,000	103,799

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

International Business Machines Corp.
0.550%, 2/6/15	$200,000	$199,755
5.700%, 9/14/17	750,000	869,200
7.625%, 10/15/18	250,000	315,793
1.875%, 8/1/22	250,000	223,100
SAIC, Inc.
4.450%, 12/1/20	200,000	206,010
Western Union Co.
5.253%, 4/1/20	400,000	411,689

		2,868,733

Office Electronics (0.0%)
Xerox Corp.
6.350%, 5/15/18	300,000	342,792

Semiconductors & Semiconductor Equipment (0.1%)
Broadcom Corp.
2.500%, 8/15/22	100,000	93,305
Intel Corp.
1.950%, 10/1/16	200,000	204,954
1.350%, 12/15/17	350,000	340,585
3.300%, 10/1/21	296,000	295,349
2.700%, 12/15/22	250,000	231,950
Texas Instruments, Inc.
0.450%, 8/3/15	150,000	149,280
2.375%, 5/16/16	250,000	258,575

		1,573,998

Software (0.2%)
Adobe Systems, Inc.
3.250%, 2/1/15	100,000	103,695
4.750%, 2/1/20	125,000	135,676
Autodesk, Inc.
3.600%, 12/15/22	100,000	94,637
BMC Software, Inc.
4.250%, 2/15/22	25,000	25,075
4.500%, 12/1/22	100,000	100,322
CA, Inc.
6.125%, 12/1/14	150,000	160,491
Microsoft Corp.
4.200%, 6/1/19	300,000	335,283
2.375%, 5/1/23	150,000	139,070
Oracle Corp.
5.250%, 1/15/16	250,000	276,375
1.200%, 10/15/17	350,000	340,305
5.750%, 4/15/18	600,000	697,500
2.500%, 10/15/22	400,000	369,492
Symantec Corp.
3.950%, 6/15/22	500,000	495,431

		3,273,352

Total Information Technology		15,856,838

Materials (1.0%)
Chemicals (0.4%)
Agrium, Inc.
3.150%, 10/1/22	100,000	93,640
Air Products and Chemicals, Inc.
2.000%, 8/2/16	55,000	56,189
4.375%, 8/21/19	200,000	220,828
Airgas, Inc.
3.250%, 10/1/15	200,000	208,682

Cabot Corp.
5.000%, 10/1/16	$100,000	$109,954
Dow Chemical Co.
8.550%, 5/15/19	310,000	393,588
4.250%, 11/15/20	600,000	626,039
3.000%, 11/15/22	150,000	138,334
E.I. du Pont de Nemours & Co.
3.250%, 1/15/15	300,000	311,560
6.000%, 7/15/18	250,000	293,683
3.625%, 1/15/21	350,000	364,058
2.800%, 2/15/23	250,000	238,189
Eastman Chemical Co.
2.400%, 6/1/17	200,000	200,446
3.600%, 8/15/22	250,000	239,794
Ecolab, Inc.
1.000%, 8/9/15	94,000	93,725
1.450%, 12/8/17	150,000	145,217
4.350%, 12/8/21	250,000	262,549
Lubrizol Corp.
8.875%, 2/1/19	145,000	190,643
LyondellBasell Industries N.V.
5.000%, 4/15/19	1,205,000	1,295,375
Methanex Corp.
3.250%, 12/15/19	100,000	96,812
Monsanto Co.
5.125%, 4/15/18	100,000	113,627
2.200%, 7/15/22	50,000	46,003
Potash Corp. of Saskatchewan, Inc.
4.875%, 3/30/20	150,000	165,195
PPG Industries, Inc.
1.900%, 1/15/16	100,000	101,888
6.650%, 3/15/18	150,000	177,727
3.600%, 11/15/20	150,000	155,631
Praxair, Inc.
4.625%, 3/30/15	253,000	269,904
4.500%, 8/15/19	200,000	222,320
2.200%, 8/15/22	100,000	90,826
2.700%, 2/21/23	100,000	94,999
RPM International, Inc.
6.125%, 10/15/19	100,000	113,954
Sherwin-Williams Co.
3.125%, 12/15/14	100,000	103,304
Valspar Corp.
7.250%, 6/15/19	100,000	118,712

		7,353,395

Containers & Packaging (0.0%)
Bemis Co., Inc.
6.800%, 8/1/19	100,000	118,640
Packaging Corp. of America
3.900%, 6/15/22	100,000	98,000
Rock-Tenn Co.
3.500%, 3/1/20	140,000	137,025
4.000%, 3/1/23	455,000	437,983

		791,648

Metals & Mining (0.5%)
Alcoa, Inc.
6.150%, 8/15/20	500,000	510,300
Allegheny Technologies, Inc.
9.375%, 6/1/19	200,000	246,113

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Barrick Gold Corp.
2.900%, 5/30/16	$200,000	$197,277
6.950%, 4/1/19	150,000	159,113
4.100%, 5/1/23§	200,000	169,431
Barrick North America Finance LLC
4.400%, 5/30/21	250,000	223,436
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19	500,000	596,025
2.875%, 2/24/22	300,000	284,352
Cliffs Natural Resources, Inc.
3.950%, 1/15/18	150,000	142,740
4.800%, 10/1/20	105,000	94,652
CSN Islands VIII Corp.
9.750%, 12/16/13 (m)	1,500,000	1,537,500
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18§	150,000	142,865
3.100%, 3/15/20§	497,000	455,266
3.550%, 3/1/22	350,000	318,469
3.875%, 3/15/23§	275,000	248,600
5.450%, 3/15/43§	425,000	374,312
Goldcorp, Inc.
2.125%, 3/15/18	100,000	95,607
Newmont Mining Corp.
5.125%, 10/1/19	100,000	105,979
3.500%, 3/15/22	500,000	426,548
Nucor Corp.
5.850%, 6/1/18	150,000	174,508
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	100,000	93,638
Rio Tinto Alcan, Inc.
5.000%, 6/1/15 (b)	200,000	214,000
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	500,000	646,530
4.125%, 5/20/21	250,000	252,468
Rio Tinto Finance USA plc
2.250%, 12/14/18	250,000	242,127
2.875%, 8/21/22	250,000	229,061
Southern Copper Corp.
3.500%, 11/8/22	67,000	60,133
Teck Resources Ltd.
4.500%, 1/15/21	100,000	99,000
Vale Overseas Ltd.
6.250%, 1/11/16	250,000	275,457
4.625%, 9/15/20	350,000	345,611
Xstrata Canada Corp.
5.500%, 6/15/17	224,000	245,993

		9,207,111

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	250,000	245,508
International Paper Co.
5.300%, 4/1/15	100,000	106,699
9.375%, 5/15/19	400,000	522,027
4.750%, 2/15/22	959,000	1,002,225

		1,876,459

Total Materials		19,228,613

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
2.500%, 8/15/15	$500,000	$513,000
0.800%, 12/1/15	200,000	198,497
2.400%, 8/15/16	250,000	257,075
1.700%, 6/1/17	300,000	297,288
1.400%, 12/1/17	300,000	291,419
5.500%, 2/1/18	500,000	573,123
4.450%, 5/15/21	600,000	646,080
2.625%, 12/1/22	150,000	137,220
BellSouth Corp.
5.200%, 9/15/14	250,000	262,804
British Telecommunications plc
5.950%, 1/15/18	250,000	286,923
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14	500,000	520,000
6.750%, 8/20/18	200,000	240,710
France Telecom S.A.
4.375%, 7/8/14	250,000	257,475
5.375%, 7/8/19	200,000	220,055
4.125%, 9/14/21	100,000	100,608
Qwest Corp.
6.500%, 6/1/17	250,000	286,562
Telecom Italia Capital S.A.
6.999%, 6/4/18	250,000	276,069
7.175%, 6/18/19	100,000	111,005
Telefonica Emisiones S.A.U.
3.992%, 2/16/16	200,000	207,663
6.221%, 7/3/17	200,000	222,129
5.134%, 4/27/20	180,000	184,913
5.462%, 2/16/21	250,000	258,706
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	100,000	107,609
Verizon Communications, Inc.
5.550%, 2/15/16	600,000	664,680
5.500%, 2/15/18	750,000	848,123
4.600%, 4/1/21	500,000	537,800
2.450%, 11/1/22	200,000	180,200
3.850%, 11/1/42	1,501,000	1,249,132
Virgin Media Secured Finance plc
6.500%, 1/15/18	1,526,000	1,564,150
5.250%, 1/15/21	250,000	250,000

		11,751,018

Wireless Telecommunication Services (0.6%)
America Movil S.A.B. de C.V.
2.375%, 9/8/16	1,200,000	1,215,636
5.625%, 11/15/17	100,000	112,424
5.000%, 3/30/20	4,500,000	4,793,625
Cellco Partnership/Verizon Wireless Capital LLC
8.500%, 11/15/18	300,000	390,127
Rogers Communications, Inc.
6.800%, 8/15/18	250,000	300,892
Vodafone Group plc
5.000%, 9/15/15	300,000	324,533
5.450%, 6/10/19	300,000	337,999
2.500%, 9/26/22	250,000	221,906
2.950%, 2/19/23	250,000	230,375
Term Loan
6.875%, 8/11/15	4,200,000	4,305,000

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

6.875%, 8/17/15	$451,615	$462,905

		12,695,422

Total Telecommunication Services		24,446,440

Utilities (1.7%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.
1.650%, 12/15/17	100,000	97,308
Cleveland Electric Illuminating Co.
8.875%, 11/15/18	187,000	242,964
5.950%, 12/15/36	90,000	95,327
Commonwealth Edison Co.
6.150%, 9/15/17	500,000	585,124
Dayton Power & Light Co.
5.125%, 10/1/13 (b)	900,000	911,250
Detroit Edison Co.
5.600%, 6/15/18	100,000	115,772
2.650%, 6/15/22	250,000	238,674
Duke Energy Carolinas LLC
4.300%, 6/15/20	600,000	652,385
4.250%, 12/15/41	450,000	421,523
Duke Energy Corp.
2.150%, 11/15/16	400,000	408,466
5.050%, 9/15/19	100,000	110,830
Duke Energy Florida, Inc.
4.550%, 4/1/20	50,000	56,030
3.100%, 8/15/21	100,000	101,569
5.900%, 3/1/33	82,000	95,837
Duke Energy Progress, Inc.
5.300%, 1/15/19	250,000	287,742
Entergy Arkansas, Inc.
3.750%, 2/15/21	2,700,000	2,813,552
Entergy Texas, Inc.
7.125%, 2/1/19	250,000	301,707
FirstEnergy Corp.
4.250%, 3/15/23	200,000	185,787
Florida Power & Light Co.
5.550%, 11/1/17	100,000	115,300
5.950%, 2/1/38	189,000	230,805
Georgia Power Co.
3.000%, 4/15/16	370,000	389,254
5.400%, 6/1/18	300,000	344,940
Hydro-Quebec
7.500%, 4/1/16	300,000	346,623
2.000%, 6/30/16	200,000	205,631
8.400%, 1/15/22	1,150,000	1,561,862
Series IO
8.050%, 7/7/24	1,180,000	1,624,297
Indiana Michigan Power Co.
7.000%, 3/15/19	250,000	300,211
IPALCO Enterprises, Inc.
5.000%, 5/1/18	1,150,000	1,191,423
Jersey Central Power & Light Co.
7.350%, 2/1/19	132,000	160,992
Kansas City Power & Light Co.
5.850%, 6/15/17	200,000	219,713
LG&E and KU Energy LLC
2.125%, 11/15/15	250,000	255,653
3.750%, 11/15/20	300,000	305,463

MidAmerican Energy Co.
4.650%, 10/1/14	$100,000	$104,677
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	100,000	116,255
5.950%, 5/15/37	434,000	477,443
6.500%, 9/15/37	400,000	474,175
Nevada Power Co.
7.125%, 3/15/19	300,000	369,860
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15	300,000	348,586
Northern States Power Co.
1.950%, 8/15/15	100,000	102,401
5.250%, 3/1/18	150,000	173,112
NSTAR Electric Co.
2.375%, 10/15/22	250,000	227,356
Ohio Power Co.
6.050%, 5/1/18	100,000	116,755
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	200,000	240,796
Pacific Gas & Electric Co.
3.500%, 10/1/20	250,000	258,685
4.250%, 5/15/21	100,000	109,208
PacifiCorp
5.500%, 1/15/19	250,000	285,952
Peco Energy Co.
5.000%, 10/1/14	100,000	105,136
2.375%, 9/15/22	250,000	235,192
Portland General Electric Co.
6.100%, 4/15/19	100,000	119,478
Progress Energy, Inc.
5.625%, 1/15/16	200,000	220,806
Public Service Co. of Colorado
3.200%, 11/15/20	250,000	255,887
Public Service Co. of Oklahoma
4.400%, 2/1/21	400,000	426,319
Southern Co.
1.950%, 9/1/16	110,000	111,620
Tampa Electric Co.
6.100%, 5/15/18	75,000	89,289
Trans-Allegheny Interstate Line Co.
4.000%, 1/15/15§	395,000	411,197
Virginia Electric & Power Co.
5.400%, 1/15/16	300,000	331,594
Wisconsin Electric Power Co.
2.950%, 9/15/21	250,000	250,195

		20,935,988

Gas Utilities (0.1%)
AGL Capital Corp.
3.500%, 9/15/21	250,000	253,940
Boardwalk Pipelines LP
5.750%, 9/15/19	200,000	221,693
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	300,000	326,589
DCP Midstream LLC
5.850%, 5/21/43 (l)§	77,000	72,573
DCP Midstream Operating LP
3.875%, 3/15/23	100,000	93,790
El Paso Pipeline Partners Operating Co. LLC
5.000%, 10/1/21	250,000	267,512

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	$200,000	$236,691
Questar Corp.
2.750%, 2/1/16	85,000	88,110

		1,560,898

Independent Power Producers & Energy Traders (0.3%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	250,000	273,025
NRG Energy, Inc.
7.625%, 1/15/18	1,500,000	1,605,000
PSEG Power LLC
5.125%, 4/15/20	200,000	218,924
Tennessee Valley Authority
5.500%, 7/18/17	676,000	785,099
3.875%, 2/15/21	500,000	547,014
5.250%, 9/15/39	2,815,000	3,218,716
TransAlta Corp.
4.750%, 1/15/15	200,000	208,914
4.500%, 11/15/22	150,000	142,269

		6,998,961

Multi-Utilities (0.2%)
Alliant Energy Corp.
4.000%, 10/15/14	200,000	207,231
Consolidated Edison Co. of New York, Inc.
7.125%, 12/1/18	100,000	124,159
Series 08-A
5.850%, 4/1/18	100,000	117,098
Consumers Energy Co.
6.700%, 9/15/19	250,000	310,891
Dominion Resources, Inc.
5.150%, 7/15/15	283,000	306,526
1.950%, 8/15/16	622,000	633,892
6.000%, 11/30/17	400,000	462,200
2.750%, 9/15/22	250,000	232,714
National Grid plc
6.300%, 8/1/16	100,000	113,734
NiSource Finance Corp.
6.400%, 3/15/18	200,000	232,646
NSTAR LLC
4.500%, 11/15/19	100,000	114,715
Sempra Energy
9.800%, 2/15/19	350,000	470,365
2.875%, 10/1/22	175,000	162,753

		3,488,924

Total Utilities		32,984,771

Total Corporate Bonds		490,970,738

Government Securities (76.4%)
Agency ABS (0.5%)
Small Business Administration, Class 1
Series 2008-P10B 1
5.944% 8/10/18	1,456,762	1,622,134
Small Business Administration Participation Certificates, Class 1
Series 2004-20A 1
4.930% 1/1/24	254,073	275,944
Series 2004-20C 1
4.340% 3/1/24	2,131,228	2,299,696

Series 2005-20B 1
4.625% 2/1/25	$202,816	$220,645
Series 2008-20A 1
5.170% 1/1/28	538,557	597,002
Series 2008-20C 1
5.490% 3/1/28	2,076,408	2,324,402
Series 2008-20G 1
5.870% 7/1/28	1,986,512	2,241,093

		9,580,916

Agency CMO (20.7%)
Federal Home Loan Mortgage Corp.
6.000% 1/1/14	656	662
5.500% 2/1/14	2,182	2,284
6.000% 7/1/14	918	938
6.000% 2/1/17	52,541	55,810
6.000% 3/1/17	2,262	2,408
6.500% 3/1/17	16,720	17,771
6.000% 4/1/17	35,428	37,756
6.000% 5/1/17	803	861
4.879% 5/19/17	3,500,000	3,847,246
6.000% 7/1/17	9,193	9,855
6.000% 8/1/17	18,121	19,389
5.500% 11/1/17	18,888	20,131
1.694% 12/25/18 IO (l)	1,821,896	132,314
1.914% 5/25/19 IO (l)	1,464,640	128,796
1.510% 11/25/19 IO (l)	12,208,028	861,663
1.646% 6/25/22 IO (l)	3,738,825	383,995
1.441% 8/25/22 IO (l)	902	82
1.028% 10/25/22 (l)	3,800,442	244,149
2.682% 10/25/22	540,000	518,799
0.963% 1/25/23 (l)	6,683,463	408,253
2.615% 1/25/23	1,080,000	1,015,600
2.630% 1/25/23	620,000	595,433
5.500% 1/15/31	26,894	27,016
2.420% 11/1/31 (l)	10,712	11,311
2.603% 4/1/36 (l)	286,141	304,720
5.000% 3/1/38	3,914,880	4,181,735
4.000% 10/1/40	210,729	219,627
4.500% 10/1/41	2,728,065	2,875,871
3.000% 3/1/43	1,506,785	1,471,954
3.000% 4/1/43	4,862,918	4,750,312
4.500% 7/15/43 TBA	500,000	526,836
5.500% 7/15/43 TBA	1,000,000	1,075,937
3.500% 8/15/43 TBA	4,500,000	4,546,406
4.000% 8/15/43 TBA	2,600,000	2,697,805
Federal National Mortgage Association
7.000% 4/1/15	4,447	4,601
7.000% 4/1/16	8,830	9,270
5.500% 2/1/17	20,568	21,720
5.500% 6/1/17	6,228	6,592
4.119% 2/25/18 IO (l)	5,019,792	765,599
4.000% 4/1/23	9,078	9,556
4.870% 2/1/24 (l)	1,042	1,123
5.129% 6/1/24 (l)	213	216
4.500% 12/1/24	137,974	146,807
4.000% 9/1/25	259,799	273,489
4.000% 1/1/26	454,374	478,317
4.000% 4/1/26	115,957	122,647
4.000% 7/1/26	596,325	627,749
4.000% 8/1/26	285,047	300,068

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

3.500% 7/1/27	$2,138,760	$2,229,574
2.500% 12/1/27	190,259	191,693
2.362% 1/1/28 (l)	92,298	96,348
3.000% 2/1/28	424,104	437,158
4.500% 4/1/28	22,407	23,729
4.500% 4/1/29	725,113	767,911
4.500% 6/1/29	13,089	13,861
4.500% 8/1/29	226,131	239,478
4.500% 9/1/29	1,037,616	1,098,860
4.500% 10/1/29	50,221	53,185
4.500% 3/1/30	529,817	566,387
4.500% 6/1/30	187,571	200,518
4.500% 7/1/31	220,939	237,294
2.249% 3/1/33 (l)	104,812	108,907
5.000% 4/1/33	15,168	16,366
5.000% 7/1/33	22,143	23,903
5.310% 8/25/33	516,599	533,159
5.000% 9/1/33	112,941	121,919
5.000% 11/1/33	96,445	104,111
5.000% 12/1/33	47,302	51,062
5.000% 2/1/34	13,661	14,747
6.000% 2/1/34	295,238	327,018
5.000% 4/1/34	26,165	28,233
5.000% 5/1/34	14,320	15,445
5.000% 6/1/34	31,265	33,721
5.000% 7/1/34	1,356,377	1,462,926
6.500% 7/25/34	65,889	68,765
6.000% 8/1/34	171,360	189,579
5.000% 10/1/34	314,659	339,672
5.000% 12/1/34	9,163	9,879
5.500% 2/1/35	736,613	802,793
5.000% 3/1/35	760,027	819,374
5.000% 4/1/35	243,559	262,577
6.000% 4/1/35	2,662,101	2,947,909
5.000% 5/1/35	65,035	70,083
5.000% 6/1/35	319,290	344,371
5.000% 7/1/35	466,936	503,835
4.500% 8/1/35	244,543	258,977
5.000% 10/1/35	703,750	759,417
5.500% 12/1/35	531,447	578,032
2.585% 1/1/36 (l)	1,827,627	1,948,117
5.000% 7/1/36	253,737	273,352
4.500% 7/1/37	58,113	61,561
5.000% 7/1/37	104,351	112,646
4.500% 8/1/37	69,217	73,303
6.000% 2/1/38	160,778	174,827
6.000% 3/1/38	66,852	72,778
4.500% 4/1/38	624,838	661,718
5.000% 5/1/38	2,145,139	2,310,969
6.000% 5/1/38	194,311	211,654
5.000% 6/1/38	279,138	300,542
6.000% 10/1/38	64,394	70,141
6.000% 12/1/38	81,687	88,825
4.500% 2/1/39	2,938,756	3,112,212
4.500% 3/1/39	2,698,188	2,857,445
4.500% 4/1/39	1,651,666	1,749,153
4.500% 5/1/39	33,696	35,685
4.500% 7/1/39	2,803,689	2,979,483
4.500% 1/1/40	159,196	168,592
6.500% 5/1/40	2,911,892	3,236,977
5.000% 7/1/40	557,532	600,283
4.500% 8/1/40	639,084	676,805

4.000% 9/1/40	$691,856	$721,502
4.500% 9/1/40	656,552	695,304
4.000% 10/1/40	300,230	313,283
4.000% 11/1/40	1,631,618	1,701,626
4.500% 11/1/40	103,213	109,305
2.380% 12/1/40 (l)	43,651	45,820
4.000% 12/1/40	12,998,131	13,570,641
4.000% 1/1/41	647,527	675,275
4.500% 2/1/41	397,393	421,097
4.500% 3/1/41	245,944	260,614
4.000% 4/1/41	1,332,941	1,390,059
4.500% 4/1/41	1,275,437	1,351,515
5.500% 4/1/41	81,323	88,527
4.500% 5/1/41	3,112,329	3,299,887
3.333% 6/1/41(l)	369,695	383,329
4.500% 6/1/41	2,782,775	2,950,502
5.000% 6/1/41	53,715	57,935
4.500% 7/1/41	12,112,139	12,842,268
5.000% 7/1/41	88,653	95,894
4.500% 8/1/41	12,597,809	13,357,122
5.000% 8/1/41	62,585	67,697
3.503% 9/1/41(l)	270,092	279,905
4.500% 9/1/41	2,907,454	3,082,696
4.500% 10/1/41	791,008	837,696
4.500% 1/1/42	850,108	901,347
4.500% 2/1/42	1,926,356	2,042,464
4.500% 8/1/42	1,655,295	1,755,174
4.500% 9/1/42	992,090	1,050,647
4.000% 10/1/42	2,023,681	2,111,664
4.500% 11/1/42	408,004	432,086
3.500% 12/1/42	0	—
3.000% 2/1/43	896,415	878,067
3.000% 3/1/43	3,448,928	3,377,668
3.000% 4/1/43	3,243,463	3,176,524
3.000% 5/1/43	4,762,896	4,664,947
3.000% 6/1/43	267,438	262,033
3.000% 7/25/28 TBA	10,000,000	10,290,625
3.500% 7/25/28 TBA	800,000	833,625
4.500% 7/25/28 TBA	4,400,000	4,663,999
2.500% 8/25/28 TBA	2,600,000	2,609,242
3.000% 8/25/28 TBA	7,500,000	7,696,289
3.000% 7/25/43 TBA	28,000,000	27,378,750
3.500% 7/25/43 TBA	800,000	812,500
5.000% 7/25/43 TBA	122,000,000	131,340,625
3.500% 8/25/43 TBA	3,800,000	3,848,391
4.000% 8/25/43 TBA	2,800,000	2,910,141
4.500% 8/25/43 TBA	24,900,000	26,310,351
5.500% 8/25/43 TBA	1,300,000	1,409,941
FREMF Mortgage Trust
4.162% 11/25/44 (l)§	56,400	52,232
3.684% 8/25/45 (l)§	335,000	317,568
3.782% 10/25/45 (l)§	260,000	227,740
Government National Mortgage Association
1.750% 7/20/27 (l)	5,040	5,224
6.500% 6/20/32	69,544	79,046
5.500% 4/15/33	10,691	11,814
5.000% 12/15/38	92,643	100,113
5.000% 7/15/39	271,062	292,863
5.000% 10/20/39	100,150	108,643
5.000% 12/15/40	357,382	386,126
4.000% 2/20/41	974,712	1,025,390

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)

4.500% 5/20/41		$2,914,208	$3,116,267
4.500% 6/20/41		290,348	310,854
4.500% 7/20/41		193,981	207,681
4.500% 2/15/42		2,830,055	3,015,667
4.000% 8/20/42		1,492,081	1,569,658
4.000% 9/15/42		1,331,198	1,406,858
3.000% 5/15/43		1,000,000	991,211
1.013% 2/16/53 IO (l)		2,055,687	173,736
3.000% 7/15/43 TBA		10,810,000	10,695,144
3.500% 7/15/43 TBA		4,800,000	4,928,250
4.000% 7/15/43 TBA		700,000	735,492
4.500% 7/15/43 TBA		1,500,000	1,593,164
5.000% 7/15/43 TBA		2,200,000	2,373,250
5.500% 7/15/43 TBA		1,000,000	1,087,813

			406,659,726

Foreign Governments (4.1%)
Canadian Government Bond
2.375% 9/10/14		400,000	409,370
0.875% 2/14/17		350,000	348,268
Development Bank of Japan
5.125% 2/1/17		200,000	227,475
Eksportfinans ASA
1.600% 3/20/14	JPY	2,000,000	19,936
3.000% 11/17/14		$400,000	400,000
2.000% 9/15/15 (b)		1,200,000	1,152,000
2.375% 5/25/16		800,000	766,800
5.500% 5/25/16		1,155,000	1,202,644
2.875% 11/16/16	CHF	100,000	103,753
5.500% 6/26/17		$700,000	724,500
European Bank for Reconstruction & Development
1.500% 3/16/20		150,000	144,081
Export Development Canada
2.250% 5/28/15		250,000	258,327
1.250% 10/26/16		250,000	252,468
Export-Import Bank of China
5.250% 7/29/14§		3,700,000	3,857,213
Export-Import Bank of Korea
5.875% 1/14/15		250,000	265,730
4.125% 9/9/15		200,000	210,358
1.750% 2/27/18		200,000	188,718
4.000% 1/29/21		1,500,000	1,489,890
Federative Republic of Brazil
6.000% 1/17/17		500,000	561,250
8.000% 1/15/18		420,000	474,600
4.875% 1/22/21		750,000	795,000
FMS Wertmanagement AoeR
1.000% 11/21/17		200,000	195,404
Italy Buoni Poliennali Del Tesoro
3.750% 4/15/16	EUR	1,920,000	2,583,690
4.000% 2/1/37		400,000	465,741
Japan Finance Corp.
2.500% 1/21/16		$750,000	781,549
2.250% 7/13/16		500,000	519,058
Japan Finance Organization for Municipalities
5.000% 5/16/17		500,000	566,588
Korea Development Bank
3.250% 3/9/16		300,000	308,970
3.500% 8/22/17		200,000	204,168
Korea Finance Corp.
4.625% 11/16/21		250,000	254,698

Province of British Columbia
2.850% 6/15/15		$300,000	$313,400
2.100% 5/18/16		300,000	310,932
2.000% 10/23/22		100,000	93,259
Province of Manitoba
4.900% 12/6/16		500,000	561,340
Province of New Brunswick
2.750% 6/15/18		250,000	259,354
Province of Nova Scotia
5.125% 1/26/17		250,000	282,703
Province of Ontario
1.875% 9/15/15		1,750,000	1,793,990
1.100% 10/25/17		250,000	245,275
4.000% 10/7/19		750,000	823,573
4.400% 4/14/20		250,000	280,094
2.450% 6/29/22		250,000	240,110
Province of Quebec
4.600% 5/26/15		750,000	805,774
3.500% 7/29/20		500,000	526,896
2.625% 2/13/23		150,000	142,713
Republic of Chile
3.875% 8/5/20		250,000	260,625
Republic of Colombia
8.250% 12/22/14		400,000	440,000
4.375% 7/12/21		600,000	621,000
Republic of Italy
4.500% 1/21/15		600,000	624,605
5.250% 9/20/16		750,000	808,461
5.250% 8/1/17	EUR	760,000	1,064,952
Republic of Korea
5.750% 4/16/14		$4,000,000	4,143,600
4.875% 9/22/14		300,000	313,311
7.125% 4/16/19		9,650,000	11,743,953
Republic of Panama
5.200% 1/30/20		300,000	327,000
9.375% 4/1/29		298,000	432,100
Republic of Peru
8.375% 5/3/16		100,000	116,250
7.125% 3/30/19		200,000	240,000
Republic of Philippines
4.000% 1/15/21		750,000	791,250
Republic of Poland
6.375% 7/15/19		750,000	876,187
5.125% 4/21/21		570,000	619,334
Republic of South Africa
6.500% 6/2/14		1,480,000	1,542,900
6.875% 5/27/19		300,000	343,500
5.500% 3/9/20		300,000	321,375
Republic of Turkey
7.500% 7/14/17		1,000,000	1,152,500
3.250% 3/23/23		1,000,000	876,250
Republic of Uruguay
8.000% 11/18/22		250,000	312,250
State of Israel
5.500% 11/9/16		500,000	558,750
Svensk Exportkredit AB
3.250% 9/16/14		250,000	258,259
1.750% 10/20/15		500,000	511,367
United Kingdom Gilt
1.750% 9/7/22	GBP	15,200,000	21,806,699

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

United Mexican States
5.625% 1/15/17	$840,000	$932,400
5.125% 1/15/20	235,000	258,265
3.625% 3/15/22	1,050,000	1,034,250

		79,743,053

Municipal Bonds (2.4%)
California State University Trustees for Systemwide Refunding, Revenue Bonds, Series 2005A
5.000% 11/1/30	300,000	315,291
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
6.124% 6/15/42	500,000	561,435
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2011EE
5.375% 6/15/43	635,000	686,930
5.500% 6/15/43	750,000	817,305
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075% 11/1/20	800,000	859,736
4.325% 11/1/21	1,300,000	1,411,761
4.525% 11/1/22	1,800,000	1,969,380
City of New York, General Obligation Bonds, Series 2010H-1
6.246% 6/1/35	5,400,000	6,180,030
County of Los Angeles Community College District, General Obligation Bonds, Series 2001A
5.000% 8/1/27	1,100,000	1,205,072
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-A2
5.591% 8/1/20	3,700,000	4,003,770
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.841% 8/1/21	400,000	436,140
County of Los Angeles Unified School District, General Obligation Bonds, Series 2007A-1
4.500% 7/1/22	1,500,000	1,625,850
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010C
6.628% 7/1/40	700,000	775,005
County of Santa Clara Union School District, General Obligation Bonds, Series 2001B
5.000% 8/1/30	160,000	160,598
Dallas Area Rapid Transit, Senior Lien, Revenue Bonds, Series 2009B
6.249% 12/1/34	400,000	455,096
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2009B
6.875% 12/15/39	4,400,000	4,887,168

New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414% 1/1/40	$1,000,000	$1,331,310
Northern California Power Agency, Lodi Energy Center, Revenue Bonds, Series 2010B
7.311% 6/1/40	2,075,000	2,415,072
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235% 5/15/22	1,500,000	1,649,685
5.435% 5/15/23	1,975,000	2,178,366
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793% 4/1/30	4,100,000	4,952,267
State of California, Various Purposes, General Obligation Bonds, Series 2009
4.850% 10/1/14	250,000	263,248
5.950% 4/1/16	35,000	39,111
5.750% 3/1/17	100,000	113,779
6.200% 3/1/19	100,000	116,726
6.200% 10/1/19	100,000	116,814
7.550% 4/1/39	3,000,000	4,017,120
State of Illinois, General Obligation Bonds, Series 2010
4.421% 1/1/15	100,000	104,119
State of Illinois, General Obligation Bonds, Series 2011
4.961% 3/1/16	300,000	320,964
5.665% 3/1/18	300,000	328,746
State of Illinois, Revenue Bonds, Series 2009A
6.184% 1/1/34	1,000,000	1,169,870
State of Iowa IJOBS Program, Revenue Bonds, Series 2009B
6.750% 6/1/34	1,800,000	2,057,436

		47,525,200

Supranational (1.2%)
African Development Bank
2.500% 3/15/16	500,000	523,297
Asian Development Bank
2.625% 2/9/15	500,000	517,576
2.500% 3/15/16	500,000	524,121
1.125% 3/15/17	350,000	348,438
1.875% 10/23/18	250,000	252,447
1.375% 3/23/20	150,000	143,346
Corp. Andina de Fomento
3.750% 1/15/16	200,000	208,996
8.125% 6/4/19	250,000	316,033
Council of Europe Development Bank
2.625% 2/16/16	500,000	522,842
1.500% 6/19/17	250,000	252,113
1.000% 3/7/18	350,000	340,756
European Bank for Reconstruction & Development
1.625% 9/3/15	150,000	153,293
2.500% 3/15/16	400,000	418,985
1.375% 10/20/16	200,000	203,068
1.000% 2/16/17	300,000	299,099
0.750% 9/1/17	150,000	146,401
1.000% 6/15/18	100,000	97,227

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

European Investment Bank
1.125% 8/15/14	$1,000,000	$1,007,342
1.000% 7/15/15	750,000	755,622
1.625% 9/1/15	750,000	765,322
4.875% 2/16/16	1,334,000	1,473,297
2.500% 5/16/16	1,500,000	1,566,320
0.500% 8/15/16	1,000,000	983,654
4.875% 1/17/17	500,000	563,193
1.125% 9/15/17	500,000	492,140
1.000% 12/15/17	450,000	437,891
1.000% 6/15/18	750,000	719,601
2.875% 9/15/20	500,000	507,850
4.000% 2/16/21	500,000	543,570
Inter-American Development Bank
1.375% 10/18/16	1,000,000	1,012,388
4.250% 9/10/18	750,000	846,539
1.375% 7/15/20	500,000	473,576
International Bank for Reconstruction & Development
1.125% 8/25/14	350,000	352,972
2.375% 5/26/15	1,000,000	1,035,032
2.125% 3/15/16	1,000,000	1,036,556
5.000% 4/1/16	150,000	167,221
0.500% 4/15/16	500,000	496,172
0.875% 4/17/17	500,000	493,579
2.125% 2/13/23	100,000	94,937
International Finance Corp.
1.000% 4/24/17	500,000	496,462
2.125% 11/17/17	500,000	515,722
0.875% 6/15/18	250,000	241,758
Nordic Investment Bank
2.500% 7/15/15	300,000	311,887
0.500% 4/14/16	300,000	297,952
5.000% 2/1/17	300,000	341,828
North American Development Bank
2.400% 10/26/22	150,000	137,233

		23,435,654

U.S. Government Agencies (3.7%)
Federal Farm Credit Bank
0.450% 7/12/16	500,000	491,706
5.125% 8/25/16	685,000	776,605
4.875% 1/17/17	840,000	956,104
Federal Home Loan Bank
5.500% 8/13/14	500,000	529,552
0.250% 1/16/15	500,000	499,449
0.350% 2/20/15	250,000	249,998
2.875% 6/12/15	2,000,000	2,086,570
1.630% 8/20/15	500,000	512,095
0.500% 11/20/15	350,000	348,490
5.625% 6/13/16	1,550,000	1,748,024
4.750% 12/16/16	500,000	566,523
5.250% 6/5/17	1,350,000	1,543,774
1.000% 6/21/17	350,000	345,717
1.050% 7/26/17	1,000,000	982,006
5.000% 11/17/17	1,000,000	1,154,256
4.125% 3/13/20	1,500,000	1,682,649
Federal Home Loan Mortgage Corp.
3.000% 7/28/14	1,500,000	1,544,786
0.625% 12/29/14	2,000,000	2,008,657
0.800% 1/13/15	100,000	100,329
4.500% 1/15/15	1,000,000	1,064,574

2.875% 2/9/15	$2,000,000	$2,081,607
0.550% 2/27/15	500,000	501,029
0.300% 4/29/15	350,000	349,465
0.420% 6/19/15	750,000	749,555
0.500% 8/28/15	750,000	749,986
0.420% 9/18/15	500,000	498,478
0.500% 9/25/15	1,200,000	1,199,440
4.750% 11/17/15	928,000	1,021,491
0.500% 11/27/15	500,000	498,575
0.850% 2/24/16	500,000	500,801
5.500% 7/18/16	1,000,000	1,141,351
5.125% 10/18/16	2,000,000	2,281,417
2.250% 1/23/17	200,000	202,003
5.000% 2/16/17	750,000	858,845
1.000% 3/8/17	1,000,000	995,733
2.000% 7/17/17	1,000,000	1,000,854
0.750% 1/12/18	500,000	484,398
0.875% 3/7/18	1,000,000	961,614
4.875% 6/13/18	1,500,000	1,735,546
3.750% 3/27/19	750,000	822,850
1.750% 5/30/19	750,000	742,283
2.000% 7/30/19	100,000	98,493
3.000% 7/31/19	250,000	250,476
1.250% 10/2/19	750,000	713,455
2.500% 10/17/19	500,000	501,507
1.375% 5/1/20	500,000	472,252
2.375% 1/13/22	990,000	958,040
Federal National Mortgage Association
5.125% 1/2/14	607,000	622,122
3.000% 9/16/14	1,000,000	1,033,375
4.625% 10/15/14	1,000,000	1,055,007
2.625% 11/20/14	500,000	516,340
0.750% 12/19/14	1,000,000	1,005,536
0.550% 2/27/15	300,000	300,618
0.375% 3/16/15	1,000,000	1,000,194
0.500% 7/2/15	1,500,000	1,494,797
2.375% 7/28/15	1,500,000	1,559,908
2.150% 8/4/15	100,000	103,482
2.000% 9/21/15	200,000	206,561
1.875% 10/15/15	200,000	205,199
4.375% 10/15/15	1,000,000	1,088,916
1.625% 10/26/15	1,500,000	1,530,978
0.375% 12/21/15	500,000	495,663
0.560% 2/16/16	500,000	498,486
0.550% 2/26/16	1,500,000	1,492,732
0.750% 9/13/16	500,000	496,872
1.375% 11/15/16	1,000,000	1,017,919
4.875% 12/15/16	2,050,000	2,326,740
5.375% 6/12/17	2,000,000	2,316,694
0.875% 8/28/17	1,000,000	979,434
1.125% 9/12/17	500,000	490,933
0.875% 10/26/17	1,000,000	976,748
0.900% 11/7/17	500,000	484,447
0.875% 12/20/17	750,000	730,255
1.000% 12/28/17	250,000	242,402
0.875% 2/8/18	1,000,000	972,416
1.200% 2/28/18	500,000	486,669
1.000% 4/30/18	350,000	336,744
1.750% 1/30/19	200,000	195,425
1.625% 8/8/19	500,000	478,754
1.700% 10/4/19	300,000	287,298
(Zero Coupon), 10/9/19	905,000	760,200

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

1.500% 10/9/19	$500,000	$473,045
2.250% 10/17/22	250,000	231,769
2.200% 10/25/22	100,000	92,322
2.500% 3/27/23	1,000,000	936,529
5.000% 3/1/34	13,247	14,300
5.000% 7/1/35	79,711	86,010
5.000% 10/1/35	998,641	1,075,840
5.000% 8/1/36	173,124	186,723
4.500% 6/1/39	231,729	245,406
Financing Corp.
10.700% 10/6/17 IO STRIPS	600,000	821,882
Resolution Funding Corp.
(Zero Coupon), 7/15/18 STRIPS	75,000	68,978
(Zero Coupon), 10/15/18 STRIPS	75,000	68,477
Small Business Administration Series 2004-P10A 4.504% 2/1/14	57,922	58,922

		73,713,475

U.S. Treasuries (43.8%)
U.S. Treasury Bonds
11.250% 2/15/15	1,216,000	1,431,416
9.250% 2/15/16	2,684,000	3,290,245
7.500% 11/15/16	1,695,000	2,072,207
8.875% 8/15/17	4,107,000	5,402,146
8.500% 2/15/20	3,000,000	4,270,521
7.875% 2/15/21	500,000	708,487
2.000% 1/15/26 TIPS	2,610,000	3,530,809
2.375% 1/15/27 TIPS	1,900,000	2,635,890
1.750% 1/15/28 TIPS	9,800,000	12,183,618
2.500% 1/15/29 TIPS	2,880,000	3,845,758
3.875% 4/15/29 TIPS	1,130,000	2,304,484
0.750% 2/15/42	1,020,000	923,281
2.750% 8/15/42	390,000	336,675
2.750% 11/15/42	35,000	30,176
0.625% 2/15/43 TIPS	5,830,000	4,954,045
3.125% 2/15/43#	17,800,000	16,612,705
2.875% 5/15/43	2,157,000	1,908,979
U.S. Treasury Notes
0.250% 11/30/13#	7,300,000	7,304,277
1.000% 1/15/14	19,783,000	19,876,506
1.250% 2/15/14#	1,900,000	1,913,107
1.250% 4/15/14	600,000	605,081
0.250% 4/30/14	5,800,000	5,803,852
0.125% 7/31/14	5,000,000	4,995,899
0.500% 8/15/14	4,500,000	4,514,765
0.250% 8/31/14	5,250,000	5,252,277
2.375% 8/31/14	7,500,000	7,688,027
0.250% 9/30/14	10,000,000	10,003,437
2.375% 9/30/14	6,000,000	6,160,805
0.250% 10/31/14	5,500,000	5,502,062
2.375% 10/31/14	6,000,000	6,171,094
4.250% 11/15/14	4,000,000	4,219,969
0.250% 11/30/14	3,500,000	3,500,779
0.250% 12/15/14	5,000,000	5,001,074
0.125% 12/31/14	4,000,000	3,992,750
2.625% 12/31/14	8,000,000	8,283,562
0.250% 1/15/15	2,000,000	1,999,609
0.250% 1/31/15	4,500,000	4,499,069
2.250% 1/31/15	4,000,000	4,124,562

0.250% 2/15/15	$7,000,000	$6,995,899
0.250% 2/28/15	4,250,000	4,246,846
0.375% 3/15/15	4,700,000	4,705,508
0.250% 3/31/15	4,200,000	4,195,357
0.375% 4/15/15	5,750,000	5,755,076
0.125% 4/30/15	3,500,000	3,486,725
2.500% 4/30/15	1,000,000	1,039,414
0.250% 5/15/15	3,500,000	3,494,258
0.250% 5/31/15	3,750,000	3,743,408
2.125% 5/31/15	11,500,000	11,889,742
0.375% 6/15/15	2,000,000	2,000,594
0.375% 6/30/15	775,000	775,333
1.875% 6/30/15	10,500,000	10,815,082
0.250% 7/15/15	6,000,000	5,983,735
0.250% 8/15/15	5,000,000	4,982,813
1.250% 8/31/15	5,000,000	5,089,023
0.250% 9/15/15	2,000,000	1,991,953
0.250% 10/15/15	3,500,000	3,484,277
1.250% 10/31/15	5,000,000	5,092,031
0.375% 11/15/15	6,000,000	5,986,594
4.500% 11/15/15	7,000,000	7,663,359
1.375% 11/30/15	10,000,000	10,212,812
0.250% 12/15/15	3,500,000	3,478,836
0.375% 1/15/16#	10,175,000	10,138,274
0.375% 2/15/16	4,000,000	3,981,969
4.500% 2/15/16	5,000,000	5,513,672
2.625% 2/29/16	6,000,000	6,328,406
0.375% 3/15/16	1,000,000	994,695
2.375% 3/31/16	6,000,000	6,293,390
0.250% 4/15/16	2,000,000	1,980,844
2.625% 4/30/16	2,500,000	2,640,019
0.250% 5/15/16	3,300,000	3,265,067
5.125% 5/15/16	1,087,000	1,226,161
1.750% 5/31/16	5,000,000	5,156,953
3.250% 5/31/16	3,000,000	3,225,891
0.500% 6/15/16	1,435,000	1,428,991
1.500% 7/31/16	8,000,000	8,190,375
1.000% 9/30/16	4,000,000	4,027,156
3.000% 9/30/16	5,000,000	5,358,985
3.125% 10/31/16	5,000,000	5,378,906
0.875% 12/31/16	5,000,000	4,996,992
0.875% 1/31/17	2,000,000	1,996,937
3.125% 1/31/17	5,000,000	5,393,750
0.875% 2/28/17	5,000,000	4,987,539
1.000% 3/31/17	7,000,000	7,006,672
3.125% 4/30/17	4,000,000	4,319,062
4.500% 5/15/17	3,500,000	3,963,941
2.750% 5/31/17	6,000,000	6,397,453
0.500% 7/31/17	6,000,000	5,856,094
4.750% 8/15/17	3,186,000	3,656,881
0.625% 8/31/17	5,000,000	4,897,344
1.875% 8/31/17	5,500,000	5,666,676
0.625% 9/30/17	2,500,000	2,444,317
1.875% 9/30/17	3,500,000	3,603,906
0.750% 10/31/17	4,000,000	3,924,688
1.875% 10/31/17	5,000,000	5,144,570
4.250% 11/15/17	1,150,000	1,300,830
0.625% 11/30/17	4,000,000	3,899,469
0.750% 12/31/17	4,000,000	3,913,125
2.750% 12/31/17	3,500,000	3,732,668
0.875% 1/31/18	4,000,000	3,928,812
3.500% 2/15/18	3,000,000	3,301,289

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

0.750% 2/28/18	$2,000,000	$1,951,016
0.750% 3/31/18	2,500,000	2,433,242
0.625% 4/30/18	2,000,000	1,932,812
2.625% 4/30/18	1,250,000	1,325,772
1.000% 5/31/18	3,000,000	2,948,437
2.375% 5/31/18	2,000,000	2,096,813
1.375% 6/30/18	6,970,000	6,966,732
2.250% 7/31/18	1,000,000	1,041,539
4.000% 8/15/18	1,800,000	2,032,594
1.375% 9/30/18	3,300,000	3,285,563
3.750% 11/15/18	4,000,000	4,471,531
1.375% 12/31/18	3,000,000	2,975,133
1.250% 1/31/19	2,000,000	1,967,969
2.750% 2/15/19	5,000,000	5,322,031
1.500% 3/31/19	5,000,000	4,972,578
1.250% 4/30/19	1,500,000	1,468,770
1.000% 6/30/19	3,000,000	2,883,820
1.000% 8/31/19	2,000,000	1,915,016
1.000% 9/30/19	3,000,000	2,868,773
1.250% 10/31/19	3,000,000	2,909,859
3.375% 11/15/19	5,850,000	6,437,011
1.000% 11/30/19	8,844,000	8,426,052
1.125% 12/31/19	3,000,000	2,874,398
1.375% 1/31/20	3,000,000	2,916,586
3.625% 2/15/20	10,000,000	11,155,078
1.250% 2/29/20	3,000,000	2,888,063
1.125% 3/31/20	2,000,000	1,905,625
1.125% 4/30/20	1,000,000	951,008
3.500% 5/15/20	7,000,000	7,744,516
2.625% 8/15/20	9,000,000	9,404,719
2.625% 11/15/20	5,000,000	5,209,726
3.125% 5/15/21	9,000,000	9,664,242
2.125% 8/15/21	5,500,000	5,477,312
2.000% 11/15/21	3,500,000	3,439,352
2.000% 2/15/22	5,500,000	5,379,172
1.750% 5/15/22	4,000,000	3,814,094
1.625% 8/15/22	5,700,000	5,347,758
1.625% 11/15/22	18,128,600	16,922,624
0.125% 1/15/23 TIPS	3,730,000	3,641,167
2.000% 2/15/23	209,500,000	201,617,563
1.750% 5/15/23	13,955,000	13,069,512

		860,481,027

Total Government Securities		1,501,139,051

Total Long-Term Debt Securities (109.4%)
(Cost $2,139,996,078)		2,147,950,612

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.3%)
Commercial Banks (0.3%)
Wells Fargo & Co. 7.500%	5,000	5,970,000

Total Convertible Preferred Stocks (0.3%)
(Cost $5,000,000)		5,970,000

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.4%)
Banco do Brasil S.A. 0.94%, 3/27/14 (p)	$6,850,000	6,802,187

Commercial Paper (0.2%)
Daimler Finance N.A. LLC 0.40%, 10/15/13 (n)(p)§	4,700,000	4,694,446

Government Securities (0.9%)
U.S. Treasury Bills
0.03%, 8/8/13 (p)	$10,600,000	$10,599,665
0.03%, 8/22/13 (p)	3,500,000	3,499,836
0.02%, 9/5/13 (p)	3,100,000	3,099,858
0.07%, 1/9/14#(p)	216,000	215,923

Total Government Securities		17,415,282

Time Deposit (0.5%)
Banco do Brasil S.A. 2.52%, 2/14/14 (p)	10,600,000	10,597,265

Total Short-Term Investments (2.0%)
(Cost $39,484,699)		39,509,180

Total Investments Before Options Written and Securities Sold Short (111.7%)
(Cost $2,184,480,777)		2,193,429,792

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Option Written (0.0%)
10 Year U.S. Treasury Notes August 2013 @ $133.00*(b)	(57)	(1,781)

Put Option Written (0.0%)
10 Year U.S. Treasury Notes August 2013 @ $129.00*	(57)	(159,422)

Total Options Written (0.0%)
(Premiums Received $49,656)		(161,203)

Total Investments Before Securities Sold Short (111.7%)
(Cost $2,184,431,121)		2,193,268,589

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Agency CMO (-1.8%)
Federal Home Loan Mortgage Corp.
3.000%, 7/15/43 TBA	$(4,400,000)	(4,291,375)
5.000%, 7/15/43 TBA	(1,900,000)	(2,028,844)
Federal National Mortgage Association
3.000%, 7/25/43 TBA	(4,500,000)	(4,400,156)
4.000%, 7/25/43 TBA	(6,000,000)	(6,252,656)
5.000%, 7/25/43 TBA	(4,400,000)	(4,736,875)
5.500%, 7/25/43 TBA	(1,300,000)	(1,411,719)
6.000%, 7/25/43 TBA	(3,600,000)	(3,916,125)
6.500%, 7/25/43 TBA	(2,700,000)	(2,997,000)
Government National Mortgage Association
4.000%, 7/15/43 TBA	(1,300,000)	(1,364,086)
4.500%, 7/15/43 TBA	(3,300,000)	(3,530,742)
5.000%, 7/25/43 TBA	(100,000)	(108,250)

Total Securities Sold Short (-1.8%)
(Proceeds Received $35,306,824)		(35,037,828)

Total Investments after Options Written and Securities Sold Short (109.9%)
(Cost $2,149,124,297)		2,158,230,761
Other Assets Less Liabilities (-9.9%)		(194,049,563)

Net Assets (100%)		$1,964,181,198

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

*	Non-income producing.
†	Securities (totaling $976 or 0.00% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2013, the market value of these securities amounted to $148,681,472 or 7.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,632,603.
(b)	Illiquid security
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2013.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2013, the market value of these securities amounted to $14,508,372 or 0.7% of net assets.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.

Glossary:
ABS	—	Asset-Backed Security
AUD	—	Australian Dollar
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
EUR	—	European Currency Unit
GBP	—	British Pound
IO	—	Interest Only
JPY	—	Japanese Yen
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
10 Year Australian Bonds	543	September-13	$60,190,651	$58,792,551	$(1,398,100)
2 Year U.S. Treasury Notes	100	September-13	22,042,609	22,000,000	(42,609)
5 Year U.S. Treasury Notes	82	September-13	10,075,463	9,925,844	(149,619)
U.S. Long Bond	57	September-13	7,799,999	7,743,094	(56,905)

					$(1,647,233)

Sales
10 Year U.S. Treasury Notes	225	September-13	$29,027,982	$28,476,562	$551,420
5 Year U.S. Treasury Notes	1,803	September-13	220,832,602	218,247,516	2,585,086
U.S. Ultra Bond	95	September-13	14,497,773	13,994,688	503,085

					$3,639,591

					$1,992,358

At June 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 7/10/13	Barclays Bank plc	1,106	$1,010,884	$1,043,272	$(32,388)
Australian Dollar vs. U.S. Dollar, expiring 8/1/13	Bank of America	1,146	1,045,690	1,066,658	(20,968)
Brazilian Real vs. U.S. Dollar, expiring 8/2/13	Citibank N.A.	9	3,873	4,000	(127)
Brazilian Real vs. U.S. Dollar, expiring 8/2/13	HSBC Bank plc	161	71,710	74,000	(2,290)
Brazilian Real vs. U.S. Dollar, expiring 8/2/13	Morgan Stanley	8,331	3,706,886	4,082,263	(375,377)
Chinese Renminbi vs. U.S. Dollar, expiring 11/25/13	Bank of America	104,231	16,815,988	16,641,000	174,988
European Union Euro vs. U.S. Dollar, expiring 7/23/13	JPMorgan Chase Bank	245	319,286	316,930	2,356
European Union Euro vs. U.S. Dollar, expiring 9/17/13	Royal Bank of Canada	13,589	17,694,264	18,115,913	(421,649)
Japanese Yen vs. U.S. Dollar, expiring 7/18/13	Royal Bank of Canada	383,300	3,864,905	3,864,632	273

					$(675,182)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 8/1/13	Bank of America	782	$741,934	$713,551	$28,383
Australian Dollar vs. U.S. Dollar, expiring 8/1/13	Barclays Bank plc	1,149	1,052,760	1,048,428	4,332
Australian Dollar vs. U.S. Dollar, expiring 8/1/13	HSBC Bank plc	1,346	1,242,890	1,228,185	14,705
Australian Dollar vs. U.S. Dollar, expiring 8/1/13	JPMorgan Chase Bank	605	558,166	552,044	6,122
Australian Dollar vs. U.S. Dollar, expiring 8/1/13	Westpac Banking Corp.	9,691	9,096,942	8,842,746	254,196
British Pound vs. U.S. Dollar, expiring 9/12/13	HSBC Bank plc	15,185	23,303,371	23,084,282	219,089
Chinese Renminbi vs. U.S. Dollar, expiring 11/25/13	HSBC Bank plc	104,231	16,501,370	16,815,988	(314,618)
European Union Euro vs. U.S. Dollar, expiring 7/23/13	Bank of America	1,668	2,203,186	2,171,334	31,852
European Union Euro vs. U.S. Dollar, expiring 7/23/13	Citibank N.A.	1,909	2,505,972	2,484,518	21,454
European Union Euro vs. U.S. Dollar, expiring 9/17/13	Bank of America	21,778	28,761,464	28,357,177	404,287
Japanese Yen vs. U.S. Dollar, expiring 7/18/13	HSBC Bank plc	773,500	7,616,436	7,799,384	(182,948)

					$486,854

					$(188,328)

Options Written:

Options written through the six months ended June 30, 2013 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2013	—	$—
Options Written	334	137,948
Options Terminated in Closing Purchase Transactions	(220)	(88,292)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - June 30, 2013	114	$49,656

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed
Securities
Asset-Backed Securities	$—	$48,155,855	$976	$48,156,831
Non-Agency CMO	—	106,247,420	1,436,572	107,683,992
Convertible Preferred Stocks
Financials	5,970,000	—	—	5,970,000

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Corporate Bonds
Consumer Discretionary	$—	$25,113,491	$—	$25,113,491
Consumer Staples	—	29,736,725	—	29,736,725
Energy	—	48,733,839	—	48,733,839
Financials	—	245,708,972	—	245,708,972
Health Care	—	27,775,106	—	27,775,106
Industrials	—	21,385,943	—	21,385,943
Information Technology	—	15,856,838	—	15,856,838
Materials	—	19,228,613	—	19,228,613
Telecommunication Services	—	24,446,440	—	24,446,440
Utilities	—	32,984,771	—	32,984,771
Forward Currency Contracts	—	1,162,037	—	1,162,037
Futures	3,639,591	—	—	3,639,591
Government Securities
Agency ABS	—	9,580,916	—	9,580,916
Agency CMO	—	406,659,726	—	406,659,726
Foreign Governments	—	79,743,053	—	79,743,053
Municipal Bonds	—	47,525,200	—	47,525,200
Supranational	—	23,435,654	—	23,435,654
U.S. Government Agencies	—	73,713,475	—	73,713,475
U.S. Treasuries	—	860,481,027	—	860,481,027
Short-Term Investments	—	39,509,180	—	39,509,180

Total Assets	$9,609,591	$2,187,184,281	$1,437,548	$2,198,231,420

Liabilities:
Forward Currency Contracts	$—	$(1,350,365)	$—	$(1,350,365)
Futures	(1,647,233)	—	—	(1,647,233)
Government Securities
Agency CMO	—	(35,037,828)	—	(35,037,828)
Options Written
Call Options Written	(1,781)	—	—	(1,781)
Put Options Written	(159,422)	—	—	(159,422)

Total Liabilities	$(1,808,436)	$(36,388,193)	$—	$(38,196,629)

Total	$7,801,155	$2,150,796,088	$1,437,548	$2,160,034,791

(a)	Securities with a market value of $2,376,820 transferred from Level 3 to Level 2 since the beginning of the period due to security being currently priced by third party pricing vendor.

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$3,651,059	*
Foreign exchange contracts	Receivables	1,162,037
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$4,813,096

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$(1,770,248	)*
Foreign exchange contracts	Payables	(1,350,365)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(3,120,613)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six-months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$(11,415)	$3,016,136	$—	$—	$3,004,721
Foreign exchange contracts	—	—	3,249,824	—	3,249,824
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$(11,415)	$3,016,136	$3,249,824	$—	$6,254,545

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$(111,547)	$1,674,109	$—	$—	$1,562,562
Foreign exchange contracts	—	—	110,211	—	110,211
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$(111,547)	$1,674,109	$110,211	$—	$1,672,773

^ This Portfolio held options, forward foreign currency and futures as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $114,102,000, futures contracts and option contracts with an average notional balance of approximately $282,864,000 and $117,000, respectively, for the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Bank of America
Forward foreign currency contracts	$639,510	$(20,968)	$—	$618,542
Barclays Bank plc
Forward foreign currency contracts	4,332	(32,388)	—	(28,056)
Citibank N.A.
Forward foreign currency contracts	21,454	(127)	—	21,327
Goldman Sachs Group, Inc.
Futures contracts	247,117	—	—	247,117
Options written	—	(161,203)	—	(161,203)
HSBC Bank plc
Forward foreign currency contracts	233,794	(499,856)	—	(266,062)
JPMorgan Chase Bank
Forward foreign currency contracts	8,478	—	—	8,478
Morgan Stanley
Forward foreign currency contracts	—	(375,377)	—	(375,377)
Royal Bank of Canada
Forward foreign currency contracts	273	(421,649)	—	(421,376)
Westpac Banking Corp.
Forward foreign currency contracts	254,196	—	—	254,196

Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,409,154	$(1,511,568)	$—	$(102,414)

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,587,782,519
Long-term U.S. government debt securities	733,857,861

$4,321,640,380

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,761,252,787
Long-term U.S. government debt securities	731,138,961

$4,492,391,748

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,459,013
Aggregate gross unrealized depreciation	(51,697,080)

Net unrealized appreciation	$7,761,933

Federal income tax cost of investments	$2,185,667,859

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $2,184,480,777)	$2,193,429,792
Cash	18,202,089
Foreign cash (Cost $331,031)	326,618
Cash held as collateral at broker	28,000
Receivable for forward commitments	127,232,267
Dividends, interest and other receivables	13,310,587
Receivable for securities sold	6,156,709
Unrealized appreciation on forward foreign currency contracts	1,162,037
Receivable from Separate Accounts for Trust shares sold	301,489
Due from broker for futures variation margin	247,117
Other assets	16,430

Total assets	2,360,413,135

LIABILITIES
Payable for forward commitments	343,935,676
Securities sold short (Proceeds received $35,306,824)	35,037,828
Payable for securities purchased	11,899,036
Payable to Separate Accounts for Trust shares redeemed	1,399,341
Unrealized depreciation on forward foreign currency contracts	1,350,365
Investment management fees payable	895,894
Payable for return of cash collateral on forward commitments	415,000
Distribution fees payable - Class B	328,597
Administrative fees payable	264,749
Options written, at value (Premiums received $49,656)	161,203
Trustees’ fees payable	40,951
Distribution fees payable - Class A	7,983
Accrued expenses	495,314

Total liabilities	396,231,937

NET ASSETS	$1,964,181,198

Net assets were comprised of:
Paid in capital	$1,960,254,182
Accumulated undistributed net investment income (loss)	565,418
Accumulated undistributed net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(7,501,386)
Net unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	10,862,984

Net assets	$1,964,181,198

Class A
Net asset value, offering and redemption price per share, $38,133,453 / 3,824,306 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.97

Class B
Net asset value, offering and redemption price per share, $1,552,122,827 / 155,379,382 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.99

Class K
Net asset value, offering and redemption price per share, $373,924,918 / 37,496,278 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.97

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$25,684,738
Dividends	187,300

Total income	25,872,038

EXPENSES
Investment management fees	5,680,413
Distribution fees - Class B	2,106,206
Administrative fees	1,594,817
Printing and mailing expenses	100,359
Custodian fees	74,136
Interest expense	71,550
Distribution fees - Class A	49,049
Professional fees	48,239
Trustees’ fees	22,580
Miscellaneous	66,328

Total expenses	9,813,677

NET INVESTMENT INCOME (LOSS)	16,058,361

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	8,763,050
Futures	3,016,136
Foreign currency transactions	2,934,875
Options written	(155,959)
Securities sold short	991,104

Net realized gain (loss)	15,549,206

Change in unrealized appreciation (depreciation) on:
Securities	(83,217,773)
Futures	1,674,109
Foreign currency translations	59,739
Options written	(111,547)
Securities sold short	285,643

Net change in unrealized appreciation (depreciation)	(81,309,829)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(65,760,623)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(49,702,262)

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,058,361	$38,554,969
Net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	15,549,206	65,707,572
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	(81,309,829)	9,670,932

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(49,702,262)	113,933,473

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(252,065)	(885,943)
Class B	(10,815,613)	(33,873,146)
Class K	(2,931,774)	(10,027,620)

	(13,999,452)	(44,786,709)

Distributions from net realized capital gains
Class A	—	(2,019,975)
Class B	—	(80,138,257)
Class K	—	(17,683,787)

	—	(99,842,019)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(13,999,452)	(144,628,728)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 285,116 and 587,138 shares, respectively ]	2,925,071	6,241,327
Capital shares issued in reinvestment of dividends and distributions [ 24,666 and 278,806 shares, respectively ]	252,065	2,905,918
Capital shares repurchased [ (566,634) and (786,991) shares, respectively ]	(5,798,914)	(8,310,613)

Total Class A transactions	(2,621,778)	836,632

Class B
Capital shares sold [ 10,846,651 and 40,462,307 shares, respectively ]	111,323,546	429,425,805
Capital shares issued in reinvestment of dividends and distributions [ 1,056,399 and 10,923,779 shares, respectively ]	10,815,613	114,011,403
Capital shares repurchased [ (28,893,606) and (25,671,893) shares, respectively ]	(295,786,546)	(272,133,380)

Total Class B transactions	(173,647,387)	271,303,828

Class K
Capital shares sold [ 2,959,933 and 3,288,228 shares, respectively ]	30,288,635	34,728,605
Capital shares issued in reinvestment of dividends and distributions [ 286,818 and 2,656,002 shares, respectively ]	2,931,774	27,711,407
Capital shares repurchased [ (2,389,246) and (96,290,582) shares, respectively ]	(24,461,360)	(1,009,828,974)

Total Class K transactions	8,759,049	(947,388,962)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(167,510,116)	(675,248,502)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(231,211,830)	(705,943,757)
NET ASSETS:
Beginning of period	2,195,393,028	2,901,336,785

End of period (a)	$1,964,181,198	$2,195,393,028

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$565,418	$(1,493,491)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class A		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.29	$10.44	$10.48	$10.27	$9.86	$10.38

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.19 (e)	0.24 (e)	0.30 (e)	0.36 (e)	0.46 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(0.33)	0.38	0.39	0.37	0.46	(0.19)

Total from investment operations	(0.25)	0.57	0.63	0.67	0.82	0.27

Less distributions:
Dividends from net investment income	(0.07)	(0.22)	(0.30)	(0.32)	(0.38)	(0.52)
Distributions from net realized gains	—	(0.50)	(0.37)	(0.14)	(0.03)	(0.27)

Total dividends and distributions	(0.07)	(0.72)	(0.67)	(0.46)	(0.41)	(0.79)

Net asset value, end of period	$9.97	$10.29	$10.44	$10.48	$10.27	$9.86

Total return (b)	(2.49)%	5.50%	6.10%	6.60%	8.44%	2.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,133	$41,985	$41,783	$2,826,132	$2,796,284	$2,481,594
Ratio of expenses to average net assets:
After waivers (a)	0.98%	0.98%	0.69%	0.69%	0.71%	0.75%
Before waivers (a)	0.98%	0.98%	0.69%	0.69%	0.71%	0.76%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.49%	1.77%	2.28%	2.80%	3.51%	4.55%
Before waivers (a)	1.49%	1.77%	2.28%	2.80%	3.51%	4.54%
Portfolio turnover rate	185%	376%	384%	492%	623%	431%

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class B		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.31	$10.46	$10.50	$10.29	$9.88	$10.40

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.19 (e)	0.23 (e)	0.27 (e)	0.33 (e)	0.44 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(0.33)	0.38	0.37	0.38	0.47	(0.20)

Total from investment operations	(0.25)	0.57	0.60	0.65	0.80	0.24

Less distributions:
Dividends from net investment income	(0.07)	(0.22)	(0.27)	(0.30)	(0.36)	(0.49)
Distributions from net realized gains	—	(0.50)	(0.37)	(0.14)	(0.03)	(0.27)

Total dividends and distributions	(0.07)	(0.72)	(0.64)	(0.44)	(0.39)	(0.76)

Net asset value, end of period	$9.99	$10.31	$10.46	$10.50	$10.29	$9.88

Total return (b)	(2.48)%	5.50%	5.83%	6.33%	8.16%	2.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,552,123	$1,776,443	$1,533,747	$1,388,875	$1,252,270	$912,195
Ratio of expenses to average net assets:
After waivers (a)	0.98%	0.98%	0.94%	0.94%	0.96%	1.00%
Before waivers (a)	0.98%	0.98%	0.94%	0.94%	0.96%	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.49%	1.76%	2.19%	2.55%	3.25%	4.29%
Before waivers (a)	1.49%	1.76%	2.19%	2.55%	3.25%	4.28%
Portfolio turnover rate	185%	376%	384%	492%	623%	431%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$10.29	$10.44	$10.81

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.22 (e)	0.11 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(0.33)	0.38	0.02

Total from investment operations	(0.24)	0.60	0.13

Less distributions:
Dividends from net investment income	(0.08)	(0.25)	(0.13)
Distributions from net realized gains	—	(0.50)	(0.37)

Total dividends and distributions	(0.08)	(0.75)	(0.50)

Net asset value, end of period	$9.97	$10.29	$10.44

Total return (b)	(2.37)%	5.76%	1.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$373,925	$376,965	$1,325,807
Ratio of expenses to average net assets:
After waivers (a)	0.73%	0.72%	0.69%
Before waivers (a)	0.73%	0.72%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.74%	2.06%	2.78%
Before waivers (a)	1.74%	2.06%	2.78%
Portfolio turnover rate	185%	376%	384%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	17.3%
Consumer Discretionary	11.9
Industrials	10.2
Health Care	8.5
Consumer Staples	7.7
Information Technology	7.6
Energy	6.3
Materials	5.6
Telecommunication Services	2.5
Utilities	1.3
Exchange Traded Funds	0.6
Cash and Other	20.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class A
Actual	$1,000.00	$1,017.50	$6.50
Hypothetical (5% average return before expenses)	1,000.00	1,018.35	6.51
Class B
Actual	1,000.00	1,016.50	6.50
Hypothetical (5% average return before expenses)	1,000.00	1,018.35	6.51
Class K
Actual	1,000.00	1,018.40	5.26
Hypothetical (5% average return before expenses)	1,000.00	1,019.59	5.26

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.30%, 1.30% and 1.05%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Argentina (0.2%)
MercadoLibre, Inc.	5,626	$606,258

Australia (3.1%)
AGL Energy Ltd.	5,370	71,113
ALS Ltd.	3,463	30,341
Alumina Ltd.*	23,455	21,129
Amcor Ltd.	11,772	109,168
AMP Ltd.	28,576	111,070
APA Group	8,390	45,962
Asciano Ltd.	9,413	43,215
ASX Ltd.	1,891	57,192
Aurizon Holdings Ltd.	19,551	74,382
Australia & New Zealand Banking Group Ltd.	26,489	692,365
Bendigo and Adelaide Bank Ltd.	3,990	36,746
BGP Holdings plc*†(b)	287,634	—
BHP Billiton Ltd.	56,484	1,620,494
BHP Billiton Ltd. (ADR)	18,026	1,039,379
Boral Ltd.	7,581	29,189
Brambles Ltd.	15,180	129,666
Caltex Australia Ltd.	1,314	21,691
CFS Retail Property Trust Group (REIT)	20,372	37,262
Coca-Cola Amatil Ltd.	5,580	64,862
Cochlear Ltd.	530	29,912
Commonwealth Bank of Australia	15,560	984,459
Computershare Ltd.	4,643	43,609
Crown Ltd.	3,801	42,097
CSL Ltd.	4,799	270,270
Dexus Property Group (REIT)	48,423	47,385
Echo Entertainment Group Ltd.	7,243	20,270
Federation Centres Ltd. (REIT)	14,183	30,741
Flight Centre Ltd.	584	21,006
Fortescue Metals Group Ltd.	15,234	42,354
Goodman Group (REIT)	16,611	74,135
GPT Group (REIT)	17,014	59,751
Harvey Norman Holdings Ltd.	5,804	13,536
Iluka Resources Ltd.	3,850	35,175
Incitec Pivot Ltd.	15,770	41,248
Insurance Australia Group Ltd.	20,281	100,901
Leighton Holdings Ltd.	1,510	21,336
Lend Lease Group	5,318	40,611
Macquarie Group Ltd.	2,956	113,192
Metcash Ltd.	8,915	28,699
Mirvac Group (REIT)	36,379	53,399
National Australia Bank Ltd.	22,626	614,157
Newcrest Mining Ltd.	7,469	67,420
Orica Ltd.	3,568	67,383
Origin Energy Ltd.	10,667	122,627
Qantas Airways Ltd.*	9,940	12,272
QBE Insurance Group Ltd.	11,671	161,066
Ramsay Health Care Ltd.	1,200	39,300
Rio Tinto Ltd.	8,810	421,955
Santos Ltd.	9,376	107,443
Seek Ltd.	3,069	25,457
Sonic Healthcare Ltd.	3,562	48,245
SP AusNet	16,117	17,319
Stockland Corp., Ltd. (REIT)	21,500	68,427
Suncorp Group Ltd.	12,547	136,780

Sydney Airport	2,142	$6,621
Tabcorp Holdings Ltd.	6,766	18,873
Tatts Group Ltd.	14,010	40,617
Telstra Corp., Ltd.	42,460	185,228
Toll Holdings Ltd.	6,952	33,824
Transurban Group	13,604	84,105
Treasury Wine Estates Ltd.	6,195	32,974
Wesfarmers Ltd.	9,681	350,609
Westfield Group (REIT)	20,394	213,371
Westfield Retail Trust (REIT)	29,974	84,979
Westpac Banking Corp.	30,022	792,947
Whitehaven Coal Ltd.	5,309	11,167
Woodside Petroleum Ltd.	6,425	205,718
Woolworths Ltd.	12,010	360,377
WorleyParsons Ltd.	1,998	35,614

		10,716,187

Austria (0.9%)
Andritz AG	746	38,283
Conwert Immobilien Invest SE*	54,466	538,523
Erste Group Bank AG	36,765	981,270
Immofinanz AG*	9,639	36,009
OMV AG	1,438	64,951
Raiffeisen Bank International AG*	441	12,858
Schoeller-Bleckmann Oilfield Equipment AG	14,867	1,515,039
Telekom Austria AG	1,808	11,447
Verbund AG	561	10,654
Vienna Insurance Group AG Wiener Versicherung Gruppe	350	16,257
Voestalpine AG	1,135	40,081

		3,265,372

Belgium (1.0%)
Ageas	2,255	79,178
Anheuser-Busch InBev N.V.	33,954	3,022,580
Belgacom S.A.	1,410	31,632
Colruyt S.A.	777	40,865
Delhaize Group S.A.	957	59,157
Groupe Bruxelles Lambert S.A.	788	59,296
KBC Groep N.V.	2,183	81,281
Solvay S.A.	579	75,893
Telenet Group Holding N.V.	502	23,040
UCB S.A.	1,075	57,909
Umicore S.A.	1,108	46,050

		3,576,881

Bermuda (0.7%)
Everest Reinsurance Group Ltd.	11,744	1,506,285
Seadrill Ltd.	22,253	898,275

		2,404,560

Brazil (0.4%)
Banco Bradesco S.A. (ADR)	55,653	724,045
Banco do Brasil S.A.	81,900	811,531

		1,535,576

Canada (1.7%)
Canadian Pacific Railway Ltd.	20,548	2,491,667
Dollarama, Inc.	9,032	632,163
Imax Corp.*	22,171	551,171

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Lululemon Athletica, Inc.*	21,726	$1,423,487
Rogers Communications, Inc., Class B	17,033	667,694

		5,766,182

China (2.2%)
AAC Technologies Holdings, Inc.	7,500	42,354
Anhui Conch Cement Co., Ltd., Class H	279,000	755,410
China Construction Bank Corp., Class H	664,000	470,002
China Oilfield Services Ltd., Class H	605,500	1,185,074
China Shipping Container Lines Co., Ltd., Class H*	2,448,000	640,718
CNOOC Ltd.	237,000	402,127
Daphne International Holdings Ltd.	828,000	708,856
Industrial & Commercial Bank of China Ltd., Class H	1,710,135	1,078,198
Mindray Medical International Ltd. (ADR)	28,433	1,064,816
Ping An Insurance Group Co. of China Ltd., Class H	44,500	299,495
Weichai Power Co., Ltd., Class H	294,080	868,281
Yangzijiang Shipbuilding Holdings Ltd.	16,182	10,597

		7,525,928

Colombia (0.3%)
Bancolombia S.A. (ADR)	16,168	913,492

Czech Republic (0.2%)
Komercni Banka A/S	3,565	661,777

Denmark (0.3%)
A. P. Moller - Maersk A/S, Class A	6	40,460
A. P. Moller - Maersk A/S, Class B	13	93,108
Carlsberg A/S, Class B	1,044	93,466
Coloplast A/S, Class B	1,111	62,296
Danske Bank A/S*	6,395	109,372
DSV A/S	1,790	43,640
Novo Nordisk A/S, Class B	3,938	613,713
Novozymes A/S, Class B	2,231	71,406
TDC A/S	7,139	57,859
Tryg A/S	223	18,381
William Demant Holding A/S*	233	19,270

		1,222,971

Finland (0.2%)
Elisa Oyj	1,419	27,724
Fortum Oyj	4,336	81,273
Kesko Oyj, Class B	582	16,182
Kone Oyj, Class B	1,519	120,708
Metso Oyj	1,241	42,193
Neste Oil Oyj	1,168	17,088
Nokia Oyj*	36,525	135,307
Nokian Renkaat Oyj	1,053	42,915
Orion Oyj, Class B	887	20,805
Pohjola Bank plc, Class A	1,307	19,207
Sampo Oyj, Class A	4,087	159,276
Stora Enso Oyj, Class R	4,992	33,464
UPM-Kymmene Oyj	5,136	50,340

Wartsila Oyj	1,742	$75,802

		842,284

France (5.0%)
Accor S.A.	12,956	455,923
Aeroports de Paris S.A.	284	27,618
Air Liquide S.A.	3,002	370,710
Alstom S.A.*	2,074	67,923
Arkema S.A.	613	56,277
AtoS	558	41,415
AXA S.A.‡	17,235	338,640
BNP Paribas S.A.	18,322	1,001,055
Bouygues S.A.	1,814	46,303
Bureau Veritas S.A.	2,163	56,014
Cap Gemini S.A.	1,367	66,459
Carrefour S.A.	5,879	161,695
Casino Guichard Perrachon S.A.	539	50,493
CGG*	1,486	32,863
Christian Dior S.A.	532	85,867
Cie de Saint-Gobain S.A.	3,884	157,229
Cie Generale des Etablissements Michelin	1,775	158,726
CNP Assurances S.A.	1,397	20,048
Credit Agricole S.A.*	9,750	83,799
Danone S.A.	5,521	414,368
Dassault Systemes S.A.	608	74,376
Edenred	1,955	59,801
EDF S.A.	2,255	52,350
Essilor International S.A.	3,257	346,535
Eurazeo S.A.	270	14,467
European Aeronautic Defence and Space Co. N.V.	5,619	300,348
Eutelsat Communications S.A.	1,400	39,745
Fonciere des Regions (REIT)	287	21,533
France Telecom S.A.	18,079	171,034
GDF Suez S.A.	12,931	253,232
Gecina S.A. (REIT)	211	23,340
Groupe Eurotunnel S.A. (Registered)	5,257	39,989
ICADE (REIT)	216	17,837
Iliad S.A.	212	45,849
Imerys S.A.	5,006	306,744
J.C. Decaux S.A.	594	16,202
Kering	3,254	661,384
Klepierre S.A. (REIT)	975	38,429
Lafarge S.A.	9,754	599,773
Lagardere S.C.A.	1,020	28,412
Legrand S.A.	2,414	111,987
L’Oreal S.A.	2,338	384,211
LVMH Moet Hennessy Louis Vuitton S.A.	5,971	967,633
Natixis S.A.	9,372	39,232
Pernod-Ricard S.A.	5,849	648,581
Publicis Groupe S.A.	1,741	123,960
Remy Cointreau S.A.	253	26,846
Renault S.A.	1,875	126,179
Rexel S.A.	1,483	33,356
Safran S.A.	2,413	126,028
Sanofi S.A.	17,927	1,857,907
Schneider Electric S.A.	23,415	1,698,546
SCOR SE	1,536	47,134

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Societe BIC S.A.	290	$29,066
Societe Generale S.A.	27,280	937,438
Sodexo S.A.	920	76,641
Suez Environnement Co. S.A.	2,839	36,673
Technip S.A.	5,661	574,828
Thales S.A.	912	42,587
Total S.A.	36,391	1,776,550
Unibail-Rodamco SE (REIT)	920	214,356
Vallourec S.A.	1,005	50,855
Veolia Environnement S.A.	3,088	35,134
Vinci S.A.	4,494	225,532
Vivendi S.A.	11,521	218,196
Wendel S.A.	333	34,308
Zodiac Aerospace	334	44,214

		17,292,783

Germany (5.3%)
Adidas AG	14,023	1,517,558
Allianz SE (Registered)	9,109	1,330,918
Axel Springer AG	356	15,187
BASF SE	8,881	793,360
Bayer AG (Registered)	14,445	1,540,475
Bayerische Motoren Werke (BMW) AG	22,263	1,946,785
Bayerische Motoren Werke (BMW) AG (Preference)	529	36,171
Beiersdorf AG	984	85,815
Brenntag AG	503	76,407
Celesio AG	714	15,521
Commerzbank AG*	9,319	81,247
Continental AG	8,246	1,101,247
Daimler AG (Registered)	9,285	561,809
Deutsche Bank AG (Registered)	9,827	411,305
Deutsche Boerse AG	1,882	123,882
Deutsche Lufthansa AG (Registered)*	2,144	43,522
Deutsche Post AG (Registered)	8,841	219,743
Deutsche Telekom AG (Registered)	26,957	314,534
E.ON SE	17,553	288,111
Fraport AG	341	20,631
Fresenius Medical Care AG & Co. KGaA	8,169	579,827
Fresenius SE & Co. KGaA	1,216	149,908
Fuchs Petrolub AG (Preference)	339	26,983
GEA Group AG	1,711	60,645
Hannover Rueckversicherung SE (Registered)	570	41,044
HeidelbergCement AG	1,373	92,343
Henkel AG & Co. KGaA	1,268	99,442
Henkel AG & Co. KGaA (Preference)	5,548	521,757
Hochtief AG	288	18,830
Hugo Boss AG	304	33,476
Infineon Technologies AG	10,543	88,241
K+S AG (Registered)	1,682	62,189
Kabel Deutschland Holding AG	864	94,896
Lanxess AG	812	48,915
Linde AG	3,980	742,634
MAN SE	341	37,240
Merck KGaA	631	96,138
Metro AG	1,193	37,766

Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,721	$316,756
Porsche Automobil Holding SE (Preference)	1,494	115,669
ProSiebenSat.1 Media AG (Preference)*	965	41,476
RWE AG	4,772	152,305
RWE AG (Preference)	303	9,367
SAP AG	20,186	1,478,237
Siemens AG (Registered)	13,688	1,383,489
Suedzucker AG	789	24,437
Telefonica Deutschland Holding AG	2,653	19,200
ThyssenKrupp AG*	3,766	73,996
United Internet AG (Registered)	1,020	28,791
Volkswagen AG	288	56,138
Volkswagen AG (Preference)	4,749	961,538
Wirecard AG	19,712	536,511

		18,554,412

Greece (0.0%)
Hellenic Telecommunications Organization S.A.*	2,331	18,205
OPAP S.A.	2,020	16,907

		35,112

Hong Kong (2.4%)
AIA Group Ltd.	514,927	2,180,923
ASM Pacific Technology Ltd.	2,300	25,340
Bank of East Asia Ltd.	11,847	42,692
Belle International Holdings Ltd.	133,000	182,797
BOC Hong Kong Holdings Ltd.	36,000	110,701
Cathay Pacific Airways Ltd.	11,000	19,231
Cheung Kong Holdings Ltd.	73,000	990,143
Cheung Kong Infrastructure Holdings Ltd.	6,000	39,995
CLP Holdings Ltd.	17,000	137,538
First Pacific Co., Ltd.	20,000	21,428
Galaxy Entertainment Group Ltd.*	20,000	97,988
Hang Lung Properties Ltd.	162,000	564,991
Hang Seng Bank Ltd.	7,400	109,435
Henderson Land Development Co., Ltd.	9,800	58,501
HKT Trust/HKT Ltd.	20,000	19,185
Hong Kong & China Gas Co., Ltd.	56,014	136,929
Hong Kong Exchanges and Clearing Ltd.	10,700	161,547
Hopewell Holdings Ltd.	5,500	18,331
Hutchison Whampoa Ltd.	21,000	220,802
Hysan Development Co., Ltd.	5,448	23,636
Kerry Properties Ltd.	6,000	23,517
Li & Fung Ltd.	56,000	76,967
Link REIT (REIT)	22,313	109,752
MTR Corp., Ltd.	14,089	51,952
New World Development Co., Ltd.	36,212	50,144
Noble Group Ltd.	39,454	30,194
NWS Holdings Ltd.	12,653	19,479
Orient Overseas International Ltd.	228,200	1,474,052
PCCW Ltd.	43,974	20,581
Power Assets Holdings Ltd.	13,500	116,445
Sands China Ltd.	105,333	496,376
Shangri-La Asia Ltd.	15,166	26,202

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Sino Land Co., Ltd.	27,910	$39,295
SJM Holdings Ltd.	20,000	48,633
Sun Hung Kai Properties Ltd.	15,000	193,591
Swire Pacific Ltd., Class A	6,500	78,693
Swire Properties Ltd.	11,600	34,324
Wharf Holdings Ltd.	15,000	126,095
Wheelock & Co., Ltd.	9,000	45,139
Yue Yuen Industrial Holdings Ltd.	7,000	18,141

		8,241,705

India (0.6%)
ICICI Bank Ltd. (ADR)	17,429	666,659
Yes Bank Ltd.	172,780	1,347,647

		2,014,306

Indonesia (0.1%)
PT Astra International Tbk	393,500	277,531

Ireland (2.2%)
Accenture plc, Class A	20,203	1,453,808
Bank of Ireland*	202,569	41,397
CRH plc	7,082	143,798
Elan Corp. plc*	4,564	63,893
Experian plc	9,849	171,219
ICON plc*	42,743	1,514,384
James Hardie Industries plc (CDI)	4,007	34,411
Kerry Group plc, Class A	1,452	79,569
Ryanair Holdings plc (ADR)	24,785	1,277,171
Seagate Technology plc	21,106	946,182
Shire plc	61,950	1,964,546

		7,690,378

Israel (0.3%)
Bank Hapoalim B.M.*	9,964	45,115
Bank Leumi Le-Israel B.M.*	11,649	38,749
Bezeq Israeli Telecommunication Corp., Ltd.	17,050	22,780
Delek Group Ltd.	39	10,132
Israel Chemicals Ltd.	4,337	42,839
Israel Corp., Ltd.*	25	15,051
Mellanox Technologies Ltd.*	318	15,701
Mizrahi Tefahot Bank Ltd.*	1,371	13,757
NICE Systems Ltd.	534	19,407
Teva Pharmaceutical Industries Ltd.	8,214	317,491
Teva Pharmaceutical Industries Ltd. (ADR)	10,500	411,600

		952,622

Italy (0.6%)
Assicurazioni Generali S.p.A.	11,384	198,857
Atlantia S.p.A.	3,225	52,599
Banca Monte dei Paschi di Siena S.p.A.*	64,730	16,430
Enel Green Power S.p.A.	17,668	36,681
Enel S.p.A.	64,165	201,284
Eni S.p.A.	24,575	504,771
Exor S.p.A.	694	20,524
Fiat Industrial S.p.A.	8,350	93,091
Fiat S.p.A.*	8,257	57,715
Finmeccanica S.p.A.*	3,874	19,404
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	112,233	179,834

Luxottica Group S.p.A.	1,608	$81,294
Mediobanca S.p.A.	5,257	27,371
Pirelli & C. S.p.A.	2,203	25,507
Prysmian S.p.A.	1,870	34,929
Saipem S.p.A.	2,585	42,026
Snam S.p.A.	19,547	89,052
Telecom Italia S.p.A.	97,759	67,951
Telecom Italia S.p.A. (RNC)	56,219	31,247
Terna Rete Elettrica Nazionale S.p.A.	14,500	60,246
UniCredit S.p.A.	41,906	196,260
Unione di Banche Italiane S.c.p.A.	7,861	28,466

		2,065,539

Japan (13.9%)
ABC-Mart, Inc.	300	11,706
Acom Co., Ltd.*	410	13,042
Advantest Corp.	1,300	21,391
Aeon Co., Ltd.	5,900	77,453
Aeon Credit Service Co., Ltd.	600	16,993
Aeon Mall Co., Ltd.	600	14,864
Air Water, Inc.	2,000	28,171
Aisin Seiki Co., Ltd.	1,900	72,701
Ajinomoto Co., Inc.	6,000	88,082
Alfresa Holdings Corp.	400	21,416
All Nippon Airways Co., Ltd.	12,000	24,924
Amada Co., Ltd.	4,000	26,417
Aozora Bank Ltd.	11,000	34,382
Asahi Glass Co., Ltd.	10,000	65,134
Asahi Group Holdings Ltd.	3,800	94,291
Asahi Kasei Corp.	12,000	79,371
Asics Corp.	1,600	25,344
Astellas Pharma, Inc.	13,900	755,404
Bank of Kyoto Ltd.	4,000	33,353
Bank of Yokohama Ltd.	12,000	61,948
Benesse Holdings, Inc.	700	25,232
Bridgestone Corp.	6,300	214,701
Brother Industries Ltd.	2,200	24,777
Calbee, Inc.	200	18,976
Canon, Inc.	25,900	844,792
Casio Computer Co., Ltd.	2,000	17,625
Central Japan Railway Co.	1,400	171,224
Chiba Bank Ltd.	8,000	54,527
Chiyoda Corp.	2,000	23,533
Chubu Electric Power Co., Inc.	6,300	89,310
Chugai Pharmaceutical Co., Ltd.	2,300	47,679
Chugoku Bank Ltd.	2,000	28,070
Chugoku Electric Power Co., Inc.	2,700	42,414
Citizen Holdings Co., Ltd.	2,100	11,730
Coca-Cola West Co., Ltd.	500	8,873
Cosmo Oil Co., Ltd.*	6,000	11,071
Credit Saison Co., Ltd.	1,500	37,644
Dai Nippon Printing Co., Ltd.	6,000	54,870
Daicel Corp.	3,000	26,286
Daido Steel Co., Ltd.	3,000	15,215
Daihatsu Motor Co., Ltd.	2,000	37,911
Dai-ichi Life Insurance Co., Ltd.	83	119,839
Daiichi Sankyo Co., Ltd.	6,600	110,200
Daikin Industries Ltd.	12,500	505,394
Dainippon Sumitomo Pharma Co., Ltd.	1,500	19,828

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Daito Trust Construction Co., Ltd.	800	$75,418
Daiwa House Industry Co., Ltd.	5,000	93,315
Daiwa Securities Group, Inc.	16,000	134,382
DeNA Co., Ltd.	1,000	19,641
Denso Corp.	51,400	2,417,635
Dentsu, Inc.	1,683	58,204
Don Quijote Co., Ltd.	600	29,189
East Japan Railway Co.	10,305	801,084
Eisai Co., Ltd.	2,500	101,961
Electric Power Development Co., Ltd.	1,200	37,508
FamilyMart Co., Ltd.	500	21,325
FANUC Corp.	18,200	2,638,798
Fast Retailing Co., Ltd.	500	168,633
Fuji Electric Co., Ltd.	6,000	21,174
Fuji Heavy Industries Ltd.	6,000	147,913
Fujifilm Holdings Corp.	4,500	99,138
Fujitsu Ltd.	18,000	74,410
Fukuoka Financial Group, Inc.	8,000	34,039
Furukawa Electric Co., Ltd.	7,000	16,233
Gree, Inc.	1,100	9,760
GungHo Online Entertainment, Inc.*	40	43,557
Gunma Bank Ltd.	4,000	22,101
Hachijuni Bank Ltd.	4,000	23,392
Hakuhodo DY Holdings, Inc.	260	18,219
Hamamatsu Photonics KK	700	25,302
Hankyu Hanshin Holdings, Inc.	11,000	62,664
Hino Motors Ltd.	3,000	44,041
Hirose Electric Co., Ltd.	300	39,564
Hiroshima Bank Ltd.	6,000	25,590
Hisamitsu Pharmaceutical Co., Inc.	600	30,490
Hitachi Chemical Co., Ltd.	1,200	18,790
Hitachi Construction Machinery Co., Ltd.	1,000	20,216
Hitachi High-Technologies Corp.	700	16,875
Hitachi Ltd.	222,000	1,425,832
Hitachi Metals Ltd.	2,000	22,505
Hokkaido Electric Power Co., Inc.*	2,000	27,344
Hokuhoku Financial Group, Inc.	11,000	22,515
Hokuriku Electric Power Co.	1,500	23,563
Honda Motor Co., Ltd.	88,200	3,277,042
Hoya Corp.	4,300	88,835
Hulic Co., Ltd.	2,700	28,966
Ibiden Co., Ltd.	1,000	15,598
Idemitsu Kosan Co., Ltd.	300	23,079
IHI Corp.	13,000	49,284
INPEX Corp.	21	87,659
Isetan Mitsukoshi Holdings Ltd.	3,600	47,804
Isuzu Motors Ltd.	12,000	82,154
ITOCHU Corp.	14,700	169,707
ITOCHU Techno-Solutions Corp.	300	12,417
Iyo Bank Ltd.	3,000	28,675
J. Front Retailing Co., Ltd.	5,000	39,877
Japan Airlines Co., Ltd.	564	29,002
Japan Exchange Group, Inc.	400	40,411
Japan Petroleum Exploration Co.	400	16,233
Japan Prime Realty Investment Corp. (REIT)	8	24,481
Japan Real Estate Investment Corp. (REIT)	6	66,969

Japan Retail Fund Investment Corp. (REIT)	19	$39,693
Japan Steel Works Ltd.	3,000	16,515
Japan Tobacco, Inc.	29,900	1,056,660
JFE Holdings, Inc.	4,800	105,360
JGC Corp.	2,000	71,990
Joyo Bank Ltd.	6,000	32,849
JSR Corp.	1,800	36,407
JTEKT Corp.	2,000	22,505
JX Holdings, Inc.	21,944	106,423
Kajima Corp.	8,000	26,538
Kamigumi Co., Ltd.	3,000	24,168
Kaneka Corp.	3,000	19,812
Kansai Electric Power Co., Inc.*	6,800	93,176
Kansai Paint Co., Ltd.	2,000	25,529
Kao Corp.	5,100	173,548
Kawasaki Heavy Industries Ltd.	13,000	39,978
KDDI Corp.	5,100	265,336
Keikyu Corp.	5,000	42,952
Keio Corp.	6,000	41,258
Keisei Electric Railway Co., Ltd.	3,000	28,100
Keyence Corp.	430	137,220
Kikkoman Corp.	2,000	33,273
Kinden Corp.	2,000	17,181
Kintetsu Corp.	16,000	70,337
Kirin Holdings Co., Ltd.	8,000	125,348
Kobe Steel Ltd.*	24,000	29,764
Koito Manufacturing Co., Ltd.	1,000	19,107
Komatsu Ltd.	37,600	869,296
Konami Corp.	900	19,102
Konica Minolta Holdings, Inc.	5,000	37,760
Kubota Corp.	57,500	839,484
Kuraray Co., Ltd.	3,200	44,912
Kurita Water Industries Ltd.	1,100	23,302
Kyocera Corp.	1,600	162,936
Kyowa Hakko Kirin Co., Ltd.	2,000	22,626
Kyushu Electric Power Co., Inc.*	3,900	58,826
Lawson, Inc.	600	45,796
LIXIL Group Corp.	2,600	63,362
M3, Inc.	7	15,725
Mabuchi Motor Co., Ltd.	300	16,031
Makita Corp.	7,900	426,941
Marubeni Corp.	140,000	935,874
Marui Group Co., Ltd.	1,900	18,946
Maruichi Steel Tube Ltd.	400	10,216
Mazda Motor Corp.*	27,000	106,443
McDonald’s Holdings Co. Japan Ltd.	600	16,636
Medipal Holdings Corp.	1,300	17,616
MEIJI Holdings Co., Ltd.	582	27,962
Miraca Holdings, Inc.	600	27,586
Mitsubishi Chemical Holdings Corp.	13,500	63,430
Mitsubishi Corp.	40,100	686,932
Mitsubishi Electric Corp.	19,000	177,969
Mitsubishi Estate Co., Ltd.	12,000	319,540
Mitsubishi Gas Chemical Co., Inc.	4,000	29,401
Mitsubishi Heavy Industries Ltd.	29,000	161,111
Mitsubishi Logistics Corp.	1,000	13,965
Mitsubishi Materials Corp.	10,000	35,189
Mitsubishi Motors Corp.*	40,000	54,850
Mitsubishi Tanabe Pharma Corp.	2,200	28,504

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Mitsubishi UFJ Financial Group, Inc.	123,200	$760,218
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,600	26,538
Mitsui & Co., Ltd.	16,900	212,315
Mitsui Chemicals, Inc.	8,000	18,068
Mitsui Fudosan Co., Ltd.	8,000	235,289
Mitsui O.S.K. Lines Ltd.*	11,000	42,922
Mizuho Financial Group, Inc.	850,950	1,767,450
MS&AD Insurance Group Holdings, Inc.	4,938	125,566
Murata Manufacturing Co., Ltd.	2,000	152,248
Nabtesco Corp.	1,100	22,881
Namco Bandai Holdings, Inc.	1,700	27,596
NEC Corp.	25,000	54,699
Nexon Co., Ltd.	1,300	14,340
NGK Insulators Ltd.	3,000	37,205
NGK Spark Plug Co., Ltd.	2,000	40,048
NHK Spring Co., Ltd.	1,700	19,712
Nidec Corp.	6,400	446,542
Nikon Corp.	3,300	76,993
Nintendo Co., Ltd.	1,000	117,967
Nippon Building Fund, Inc. (REIT)	7	81,024
Nippon Electric Glass Co., Ltd.	4,000	19,480
Nippon Express Co., Ltd.	7,000	33,243
Nippon Meat Packers, Inc.	2,000	30,591
Nippon Prologis REIT, Inc. (REIT)	3	26,104
Nippon Steel & Sumitomo Metal Corp.	383,595	1,036,534
Nippon Telegraph & Telephone Corp.	4,292	222,433
Nippon Yusen KK	16,000	42,428
Nishi-Nippon City Bank Ltd.	6,000	15,668
Nissan Motor Co., Ltd.	24,200	245,221
Nisshin Seifun Group, Inc.	2,000	23,956
Nissin Foods Holdings Co., Ltd.	500	20,241
Nitori Holdings Co., Ltd.	350	28,231
Nitto Denko Corp.	5,700	366,667
NKSJ Holdings, Inc.	3,223	76,854
NOK Corp.	900	14,310
Nomura Holdings, Inc.	35,400	260,913
Nomura Real Estate Holdings, Inc.	1,400	30,970
Nomura Real Estate Office Fund, Inc. (REIT)	3	13,158
Nomura Research Institute Ltd.	900	29,310
NSK Ltd.	5,000	47,842
NTT Data Corp.	13	46,138
NTT DOCOMO, Inc.	149	231,507
NTT Urban Development Corp.	9	11,053
Obayashi Corp.	7,000	36,348
Odakyu Electric Railway Co., Ltd.	6,000	58,560
Oji Holdings Corp.	8,000	32,265
Olympus Corp.*	1,900	57,759
Omron Corp.	2,100	62,505
Ono Pharmaceutical Co., Ltd.	800	54,285
Oracle Corp. Japan	300	12,447
Oriental Land Co., Ltd.	500	77,334
ORIX Corp.	10,600	144,817
Osaka Gas Co., Ltd.	18,000	76,044
Otsuka Corp.	200	22,222
Otsuka Holdings Co., Ltd.	3,600	118,875

Panasonic Corp.*	21,600	$173,575
Park24 Co., Ltd.	1,100	19,953
Rakuten, Inc.	82,400	974,543
Resona Holdings, Inc.	18,357	89,397
Ricoh Co., Ltd.	7,000	83,283
Rinnai Corp.	300	21,355
Rohm Co., Ltd.	900	36,298
Sankyo Co., Ltd.	600	28,342
Sanrio Co., Ltd.	500	23,266
Santen Pharmaceutical Co., Ltd.	700	30,137
SBI Holdings, Inc.	2,130	23,516
Secom Co., Ltd.	29,100	1,584,392
Sega Sammy Holdings, Inc.	1,800	45,064
Sekisui Chemical Co., Ltd.	4,000	42,468
Sekisui House Ltd.	5,000	72,293
Seven & I Holdings Co., Ltd.	38,900	1,421,784
Seven Bank Ltd.	5,800	21,053
Sharp Corp.*	10,000	40,331
Shikoku Electric Power Co., Inc.*	1,600	28,893
Shimadzu Corp.	3,000	24,138
Shimamura Co., Ltd.	200	24,299
Shimano, Inc.	800	67,917
Shimizu Corp.	5,000	20,115
Shin-Etsu Chemical Co., Ltd.	13,700	908,913
Shinsei Bank Ltd.	17,000	38,566
Shionogi & Co., Ltd.	2,900	60,526
Shiseido Co., Ltd.	3,400	50,633
Shizuoka Bank Ltd.	6,000	64,670
Showa Denko KK	13,000	17,171
Showa Shell Sekiyu KK	1,500	12,341
SMC Corp.	3,200	642,710
Softbank Corp.	9,200	537,084
Sojitz Corp.	11,200	18,633
Sony Corp.	9,800	205,328
Sony Financial Holdings, Inc.	1,800	28,439
Stanley Electric Co., Ltd.	1,300	25,324
Sumco Corp.	1,000	11,000
Sumitomo Chemical Co., Ltd.	14,000	44,041
Sumitomo Corp.	45,300	564,994
Sumitomo Electric Industries Ltd.	7,400	88,490
Sumitomo Heavy Industries Ltd.	5,000	21,073
Sumitomo Metal Mining Co., Ltd.	5,000	55,757
Sumitomo Mitsui Financial Group, Inc.	12,284	563,543
Sumitomo Mitsui Trust Holdings, Inc.	30,070	140,375
Sumitomo Realty & Development Co., Ltd.	4,000	159,508
Sumitomo Rubber Industries Ltd.	1,500	24,531
Suruga Bank Ltd.	2,000	36,338
Suzuken Co., Ltd.	700	23,573
Suzuki Motor Corp.	3,500	80,707
Sysmex Corp.	700	45,806
T&D Holdings, Inc.	5,700	76,667
Taiheiyo Cement Corp.	12,000	38,355
Taisei Corp.	10,000	36,197
Taisho Pharmaceutical Holdings Co., Ltd.	400	28,393
Taiyo Nippon Sanso Corp.	2,000	13,813
Takashimaya Co., Ltd.	3,000	30,399
Takeda Pharmaceutical Co., Ltd.	7,700	347,812

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

TDK Corp.	1,200	$41,440
Teijin Ltd.	8,000	17,584
Terumo Corp.	1,500	74,637
THK Co., Ltd.	1,100	23,125
Tobu Railway Co., Ltd.	10,000	51,522
Toho Co., Ltd.	1,100	22,648
Toho Gas Co., Ltd.	4,000	20,690
Tohoku Electric Power Co., Inc.*	4,200	52,468
Tokio Marine Holdings, Inc.	6,700	212,457
Tokyo Electric Power Co., Inc.*	13,900	71,897
Tokyo Electron Ltd.	1,700	86,046
Tokyo Gas Co., Ltd.	24,000	132,607
Tokyo Tatemono Co., Ltd.	4,000	33,313
Tokyu Corp.	11,000	71,980
Tokyu Land Corp.	5,000	45,876
TonenGeneral Sekiyu KK	3,000	29,068
Toppan Printing Co., Ltd.	6,000	41,682
Toray Industries, Inc.	14,000	90,623
Toshiba Corp.	38,000	182,759
TOTO Ltd.	3,000	30,520
Toyo Seikan Kaisha Ltd.	1,400	21,555
Toyo Suisan Kaisha Ltd.	1,000	33,273
Toyoda Gosei Co., Ltd.	700	17,158
Toyota Boshoku Corp.	700	10,093
Toyota Industries Corp.	1,500	61,404
Toyota Motor Corp.	44,800	2,705,707
Toyota Tsusho Corp.	2,000	51,563
Trend Micro, Inc.	1,000	31,760
Tsumura & Co.	700	20,637
Ube Industries Ltd.	9,000	16,697
Unicharm Corp.	1,200	67,877
United Urban Investment Corp. (REIT)	22	29,746
USS Co., Ltd.	200	25,388
West Japan Railway Co.	1,700	72,162
Yahoo! Japan Corp.	810	399,365
Yakult Honsha Co., Ltd.	800	33,152
Yamada Denki Co., Ltd.	880	35,713
Yamaguchi Financial Group, Inc.	3,000	29,552
Yamaha Corp.	1,300	14,903
Yamaha Motor Co., Ltd.	2,800	36,277
Yamato Holdings Co., Ltd.	3,700	78,007
Yamato Kogyo Co., Ltd.	500	15,300
Yamazaki Baking Co., Ltd.	1,000	11,746
Yaskawa Electric Corp.	3,000	36,509
Yokogawa Electric Corp.	2,300	27,527
Yokohama Rubber Co., Ltd.	3,000	30,157

		48,338,143

Luxembourg (0.1%)
ArcelorMittal S.A.	9,601	107,150
Millicom International Cellular S.A. (SDR)	607	43,728
SES S.A. (FDR)	2,965	84,907
Tenaris S.A.	4,608	92,429

		328,214

Macau (0.0%)
MGM China Holdings Ltd.	8,400	22,419
Wynn Macau Ltd.	14,400	38,989

		61,408

Mexico (0.0%)
Fresnillo plc	1,678	$22,510

Netherlands (4.4%)
Aegon N.V.	17,316	115,830
Akzo Nobel N.V.	10,878	613,312
ASML Holding N.V.	29,649	2,339,485
Core Laboratories N.V.	17,806	2,700,458
Corio N.V. (REIT)	641	25,502
D.E Master Blenders 1753 N.V.*	4,940	79,091
Delta Lloyd N.V.	1,755	35,168
Fugro N.V. (CVA)	716	38,817
Gemalto N.V.	774	70,080
Heineken Holding N.V.	984	55,210
Heineken N.V.	2,247	143,169
ING Groep N.V. (CVA)*	94,568	861,661
Koninklijke (Royal) KPN N.V.	30,984	64,408
Koninklijke Ahold N.V.	9,830	146,313
Koninklijke Boskalis Westminster N.V.	784	28,589
Koninklijke DSM N.V.	1,505	98,067
Koninklijke Philips N.V.	9,330	254,364
Koninklijke Vopak N.V.	671	39,587
QIAGEN N.V.*	2,217	43,561
Randstad Holding N.V.	1,136	46,578
Reed Elsevier N.V.	6,721	111,979
Royal Dutch Shell plc (BATS Europe Exchange), Class A	65,511	2,093,011
Royal Dutch Shell plc (Euro Comp Exchange), Class A	36,420	1,163,253
Royal Dutch Shell plc, Class B	25,277	836,564
TNT Express N.V.	3,305	24,788
Unilever N.V. (CVA)	15,752	620,336
Wolters Kluwer N.V.	2,949	62,396
Yandex N.V., Class A*	48,285	1,334,115
Ziggo N.V.	34,795	1,392,696

		15,438,388

New Zealand (0.0%)
Auckland International Airport Ltd.	10,172	23,412
Contact Energy Ltd.	3,894	15,450
Fletcher Building Ltd.	6,502	42,477
SKYCITY Entertainment Group Ltd.	5,245	17,722
Telecom Corp. of New Zealand Ltd.	17,025	29,685

		128,746

Norway (1.2%)
Aker Solutions ASA	1,572	21,389
DNB ASA	123,752	1,791,795
Gjensidige Forsikring ASA	1,904	28,007
Norsk Hydro ASA	182,045	726,460
Orkla ASA	7,464	61,144
Statoil ASA	10,878	224,388
Statoil ASA (ADR)	53,390	1,104,639
Telenor ASA	6,846	135,695
Yara International ASA	1,803	71,890

		4,165,407

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)*	16,313	13,059

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

EDP - Energias de Portugal S.A.	18,569	$59,822
Galp Energia SGPS S.A., Class B	2,707	40,080
Jeronimo Martins SGPS S.A.	2,418	50,956
Portugal Telecom SGPS S.A. (Registered)	6,319	24,593

		188,510

Singapore (0.9%)
Ascendas Real Estate Investment Trust (REIT)	19,000	33,428
CapitaCommercial Trust (REIT)	19,000	21,961
CapitaLand Ltd.	25,000	60,749
CapitaMall Trust (REIT)	24,000	37,775
CapitaMalls Asia Ltd.	13,032	18,764
City Developments Ltd.	4,000	33,767
ComfortDelGro Corp., Ltd.	18,000	26,059
DBS Group Holdings Ltd.	17,000	207,890
Genting Singapore plc	59,677	62,149
Global Logistic Properties Ltd.	588,000	1,275,740
Golden Agri-Resources Ltd.	67,576	29,856
Hutchison Port Holdings Trust, Class U	48,000	35,280
Jardine Cycle & Carriage Ltd.	1,000	33,538
Keppel Corp., Ltd.	14,800	121,436
Keppel Land Ltd.	6,000	15,858
Olam International Ltd.	14,962	19,359
Oversea-Chinese Banking Corp., Ltd.	25,525	201,381
SembCorp Industries Ltd.	11,000	42,959
SembCorp Marine Ltd.	8,000	27,266
Singapore Airlines Ltd.	5,000	40,000
Singapore Exchange Ltd.	8,000	44,371
Singapore Press Holdings Ltd.	16,000	52,639
Singapore Technologies Engineering Ltd.	16,000	52,891
Singapore Telecommunications Ltd.	76,000	226,051
StarHub Ltd.	6,000	19,787
United Overseas Bank Ltd.	12,000	188,024
UOL Group Ltd.	4,000	21,207
Wilmar International Ltd.	19,000	47,219

		2,997,404

South Africa (0.4%)
Naspers Ltd., Class N	18,840	1,391,313

South Korea (1.0%)
Hyundai Mobis	6,124	1,463,904
POSCO	2,286	597,497
Samsung Electronics Co., Ltd.	1,263	1,484,126

		3,545,527

Spain (1.4%)
Abertis Infraestructuras S.A.	3,581	62,460
Acciona S.A.	260	13,723
ACS Actividades de Construccion y Servicios S.A.	1,449	38,382
Amadeus IT Holding S.A., Class A	50,743	1,621,849
Banco Bilbao Vizcaya Argentaria S.A.	96,139	806,523
Banco de Sabadell S.A.	24,557	40,755
Banco Popular Espanol S.A.*	12,113	37,131
Banco Santander S.A.	104,469	666,584

Bankia S.A.*	38,520	$29,783
CaixaBank	11,083	34,060
Distribuidora Internacional de Alimentacion S.A.	5,733	43,356
Enagas S.A.	1,867	46,137
Ferrovial S.A.	3,940	62,978
Gas Natural SDG S.A.	3,420	68,956
Grifols S.A.	1,441	52,894
Iberdrola S.A.	45,102	238,116
Inditex S.A.	2,126	262,452
Mapfre S.A.	7,424	24,178
Red Electrica Corporacion S.A.	1,057	58,129
Repsol S.A.	8,128	171,499
Telefonica S.A.	39,556	506,900
Zardoya Otis S.A.	1,440	20,412

		4,907,257

Sweden (1.6%)
Alfa Laval AB	3,045	62,207
Assa Abloy AB, Class B	3,259	127,714
Atlas Copco AB, Class A	23,292	562,667
Atlas Copco AB, Class B	3,807	81,634
Boliden AB	2,609	32,349
Electrolux AB	2,350	59,362
Elekta AB, Class B	3,489	53,068
Getinge AB, Class B	60,865	1,849,702
Hennes & Mauritz AB, Class B	9,111	299,439
Hexagon AB, Class B	2,312	61,816
Husqvarna AB, Class B	3,864	20,391
Industrivarden AB, Class C	1,279	21,361
Investment AB Kinnevik, Class B	1,928	49,421
Investor AB, Class B	4,443	119,454
Lundin Petroleum AB*	2,145	42,541
Nordea Bank AB	25,251	282,403
Ratos AB, Class B	1,737	13,482
Sandvik AB	10,285	123,001
Scania AB, Class B	3,125	62,583
Securitas AB, Class B	3,070	26,850
Skandinaviska Enskilda Banken AB, Class A	14,656	140,089
Skanska AB, Class B	3,710	61,574
SKF AB, Class B	3,826	89,630
Svenska Cellulosa AB, Class B	5,663	142,122
Svenska Handelsbanken AB, Class A	4,843	194,410
Swedbank AB, Class A	8,742	200,492
Swedish Match AB	2,011	71,401
Tele2 AB, Class B	3,061	35,945
Telefonaktiebolaget LM Ericsson, Class B	29,239	331,147
TeliaSonera AB	22,978	149,838
Volvo AB, Class B	14,450	193,497

		5,561,590

Switzerland (9.2%)
ABB Ltd. (Registered)*	44,907	975,113
Actelion Ltd. (Registered)*	1,053	63,433
Adecco S.A. (Registered)*	1,294	73,773
Aryzta AG*	830	46,660
Baloise Holding AG (Registered)	438	42,592

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Banque Cantonale Vaudoise (Registered)	33	$16,386
Barry Callebaut AG (Registered)*	16	14,652
Cie Financiere Richemont S.A., Class A	9,675	855,800
Coca-Cola HBC AG (ADR)	1,930	45,123
Credit Suisse Group AG (Registered)*	38,956	1,033,135
Credit Suisse Group AG (ADR)*	33,354	882,547
EMS-Chemie Holding AG (Registered)	71	21,009
Geberit AG (Registered)	380	94,261
Givaudan S.A. (Registered)*	81	104,535
Glencore Xstrata plc	188,330	779,548
Holcim Ltd. (Registered)*	8,110	565,395
Julius Baer Group Ltd.*	2,115	82,603
Kuehne + Nagel International AG (Registered)	528	57,968
Lindt & Spruengli AG	8	30,050
Lindt & Spruengli AG (Registered)	1	43,576
Lonza Group AG (Registered)*	503	37,889
Nestle S.A. (Registered)	78,085	5,121,344
Novartis AG (Registered)	36,804	2,614,524
Novartis AG (ADR)	19,409	1,372,410
Pargesa Holding S.A.	246	16,421
Partners Group Holding AG	170	46,030
Roche Holding AG	27,758	6,906,072
Schindler Holding AG	475	66,180
Schindler Holding AG (Registered)	215	29,136
SGS S.A. (Registered)	142	305,032
Sika AG	20	51,792
Sonova Holding AG (Registered)*	480	50,919
STMicroelectronics N.V.	6,113	55,070
Sulzer AG (Registered)	246	39,353
Swatch Group AG	2,472	1,353,051
Swatch Group AG (Registered)	399	37,596
Swiss Life Holding AG (Registered)*	315	51,224
Swiss Prime Site AG (Registered)*	547	40,219
Swiss Reinsurance AG*	3,433	255,508
Swisscom AG (Registered)	228	99,837
Syngenta AG (Registered)	3,610	1,412,584
Transocean Ltd. (BATS Europe Exchange)	3,504	168,643
Transocean Ltd. (New York Exchange)	24,159	1,158,424
UBS AG (Registered)*	220,288	3,750,178
Wolseley plc	2,673	123,307
Zurich Insurance Group AG*	3,856	1,000,180

		31,991,082

Taiwan (0.8%)
Advanced Semiconductor Engineering, Inc. (ADR)	294,221	1,194,538
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	96,357	1,765,260

		2,959,798

Turkey (0.4%)
Akbank TAS	205,103	835,853

Turkiye Garanti Bankasi A/S	102,793	$448,757

		1,284,610

United Kingdom (15.0%)
3i Group plc	8,968	46,048
Aberdeen Asset Management plc	9,500	55,311
Admiral Group plc	1,837	37,076
Aggreko plc	14,257	356,054
AMEC plc	2,911	44,496
Anglo American plc	13,555	261,005
Antofagasta plc	3,851	46,565
ARM Holdings plc	13,450	162,631
ARM Holdings plc (ADR)	64,018	2,316,171
Associated British Foods plc	3,477	91,753
AstraZeneca plc	12,038	570,331
Aviva plc	95,706	494,336
Babcock International Group plc	3,508	58,850
BAE Systems plc	31,695	184,631
Barclays plc	570,556	2,416,353
BG Group plc	90,557	1,540,540
BHP Billiton plc	20,406	522,034
BP plc	185,041	1,281,247
British American Tobacco plc	32,517	1,665,455
British Land Co. plc (REIT)	9,026	77,770
British Sky Broadcasting Group plc	10,360	124,796
BT Group plc	75,703	356,014
Bunzl plc	3,243	63,135
Burberry Group plc	29,269	601,420
Capita plc	6,389	93,870
Carnival plc	1,781	62,032
Centrica plc	113,907	624,035
Cobham plc	9,952	39,673
Compass Group plc	17,548	224,193
Croda International plc	1,269	47,808
Diageo plc	145,368	4,156,632
Direct Line Insurance Group plc	7,869	27,886
easyJet plc	1,515	29,863
G4S plc	13,780	48,289
GKN plc	15,334	70,270
GlaxoSmithKline plc	109,783	2,751,739
Hammerson plc (REIT)	6,890	51,066
Hargreaves Lansdown plc	2,218	29,956
HSBC Holdings plc (Hong Kong Exchange)	131,833	1,381,042
HSBC Holdings plc (London Exchange)	258,628	2,682,717
ICAP plc	5,369	29,683
IMI plc	3,080	58,088
Imperial Tobacco Group plc	26,107	905,330
Inmarsat plc	4,173	42,747
InterContinental Hotels Group plc	68,829	1,892,713
International Consolidated Airlines Group S.A.*	9,156	36,779
Intertek Group plc	1,570	69,798
Intu Properties plc (REIT)	6,621	31,480
Invensys plc	6,044	37,929
Invensys plc (Preference)*(b)†	7,555	8,813
Investec plc	5,540	34,859
ITV plc	36,289	77,326
J Sainsbury plc	11,988	64,782
Johnson Matthey plc	2,001	79,981

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Kingfisher plc	23,122	$120,624
Land Securities Group plc (REIT)	7,608	102,291
Legal & General Group plc	57,659	150,312
Liberty Global plc*	35,724	2,425,302
Lloyds Banking Group plc*	441,726	424,336
London Stock Exchange Group plc	1,767	35,932
Marks & Spencer Group plc	74,613	488,770
Meggitt plc	59,649	469,492
Melrose Industries plc	12,521	47,476
National Grid plc	35,456	402,294
Next plc	1,574	109,117
Old Mutual plc	47,716	131,141
Pearson plc	7,968	141,913
Persimmon plc*	2,911	52,289
Petrofac Ltd.	2,534	46,172
Prudential plc	66,546	1,088,041
Randgold Resources Ltd.	853	52,998
Reckitt Benckiser Group plc	6,238	440,988
Reed Elsevier plc	11,709	133,032
Resolution Ltd.	13,454	58,319
Rexam plc	7,713	56,016
Rio Tinto plc	24,329	992,796
Rio Tinto plc (ADR)	26,017	1,068,778
Rolls-Royce Holdings plc*	121,186	2,090,164
Rolls-Royce Holdings plc (Preference)*(b)†	24,550,414	37,340
Royal Bank of Scotland Group plc*	20,728	86,224
RSA Insurance Group plc	34,905	63,176
SABMiller plc	9,235	442,799
Sage Group plc	11,263	58,276
Schroders plc	985	32,704
Segro plc (REIT)	7,343	31,182
Serco Group plc	4,631	43,423
Severn Trent plc	2,321	58,741
Smith & Nephew plc	8,807	98,453
Smiths Group plc	3,838	76,353
SSE plc	9,343	216,422
Standard Chartered plc	72,307	1,569,348
Standard Life plc	23,002	120,943
Subsea 7 S.A.*	48,967	858,526
Tate & Lyle plc	4,527	56,770
Telecity Group plc	136,338	2,102,664
Tesco plc	160,474	808,858
Travis Perkins plc	2,354	52,129
TUI Travel plc	4,171	22,641
Tullow Oil plc	26,491	403,318
Unilever plc	28,413	1,150,377
United Utilities Group plc	6,657	69,255
Vedanta Resources plc	964	14,955
Vodafone Group plc	815,192	2,329,089
Weir Group plc	2,075	67,885
Whitbread plc	1,744	81,062
William Hill plc	8,291	55,598
WM Morrison Supermarkets plc	21,879	87,119
WPP plc	51,928	886,154

		52,175,778

United States (0.8%)
Carnival Corp.	31,777	1,089,633

Mastercard, Inc., Class A	2,656	$1,525,872

		2,615,505

Total Common Stocks (78.9%) (Cost $227,379,947)		274,263,046

INVESTMENT COMPANIES:
Exchange Traded Funds(ETFs)(0.6%)
iShares MSCI EAFE Index Fund	24,902	1,428,877
iShares MSCI United Kingdom Index Fund	45,344	800,775

Total Investment Companies (0.6%) (Cost $2,275,146)		2,229,652

RIGHTS:
France (0.0%)
Groupe Fnac, expiring 5/15/15*	3,254	8,484

Hong Kong (0.0%)
First Pacific Co., Ltd., expiring 7/3/13*	3,000	81
New World Development Co., Ltd., expiring 12/31/49*(b)†	450	—

		81

Spain (0.0%)
Repsol S.A., expiring 7/4/13*	8,128	4,528

Total Rights (0.0%) (Cost $—)		13,093

Total Investments (79.5%) (Cost $229,655,093)		276,505,791
Other Assets Less Liabilities (20.5%)		71,204,349

Net Assets (100%)		$347,710,140

*	Non-income producing.
†	Securities (totaling $46,153 or 0.00% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid security

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)
AXA S.A.	$732,309	$—	$467,855	$338,640	$27,173	$(28,003)

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	812	September-13	$26,908,297	$27,459,295	$550,998
FTSE 100 Index	182	September-13	16,782,507	17,055,826	273,319
SPI 200 Index	63	September-13	6,722,978	6,869,345	146,367
TOPIX Index	157	September-13	17,616,065	17,903,509	287,444

					$1,258,128

At June 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 9/13/13	Deutsche Bank AG	9,000	$11,718,702	$11,977,776	$(259,074)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$6,121,756	$35,210,393	$—	$41,332,149
Consumer Staples	45,123	26,706,268	—	26,751,391
Energy	4,963,521	16,880,771	—	21,844,292
Financials	5,504,559	54,583,355	—	60,087,914
Health Care	2,848,826	26,833,811	—	29,682,637
Industrials	3,768,838	31,564,648	46,153	35,379,639
Information Technology	11,142,204	15,322,251	—	26,464,455
Materials	2,108,157	17,471,210	—	19,579,367
Telecommunication Services	667,694	7,976,025	—	8,643,719
Utilities	—	4,497,483	—	4,497,483
Futures	1,258,128	—	—	1,258,128
Investment Companies
Exchange Traded Funds (ETFs)	2,229,652	—	—	2,229,652

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Rights
Consumer Discretionary	$—	$8,484	$—	$8,484
Energy	—	4,528	—	4,528
Financials	—	81	—	81

Total Assets	$40,658,458	$237,059,308	$46,153	$277,763,919

Liabilities:
Forward Currency Contracts	$—	$(259,074)	$—	$(259,074)

Total Liabilities	$—	$(259,074)	$—	$(259,074)

Total	$40,658,458	$236,800,234	$46,153	$277,504,845

(a)	A security with a market value of $811,531 transferred from Level 2 to Level 1 since the beginning of the period due to securities no longer being valued using fair value factors based on third party vendor modeling tools.

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	1,258,128	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$1,258,128

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(259,074)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(259,074)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six-months ended June 30,2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	353,759	—	353,759
Credit contracts	—	—	—	—	—
Equity contracts	—	15,329,410	—	—	15,329,410
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$15,329,410	$353,759	$—	$15,683,169

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(398,407)	—	(398,407)
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,860,455)	—	—	(1,860,455)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,860,455)	$(398,407)	$—	$(2,258,862)

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $11,802,000 and futures contracts with an average notional balance of approximately $131,197,000 for the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Deutsche Bank AG
Forward foreign currency contracts	$ —	$(259,074)	$—	$(259,074)
Goldman Sachs Group, Inc.
Futures contracts	693,653	—	—	693,653

Total	$ 693,653	$(259,074)	$—	$434,579

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$120,999,792
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$191,335,668

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,921,050
Aggregate gross unrealized depreciation	(16,444,244)

Net unrealized appreciation	$40,476,806

Federal income tax cost of investments	$236,028,985

The Portfolio has a net capital loss carryforward of $1,098,833,388 of which $127,078,780 expires in the year 2016 and $971,754,608 expires in the year 2017.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $346,801)	$338,640
Unaffiliated Issuers (Cost $229,308,292)	276,167,151
Cash	5,181,426
Foreign cash (Cost $64,468,652)	59,485,057
Cash held as collateral at broker	4,490,000
Dividends, interest and other receivables	2,017,828
Receivable for securities sold	1,045,112
Due from broker for futures variation margin	693,653
Receivable from Separate Accounts for Trust shares sold	108,005
Other assets	25,998

Total assets	349,552,870

LIABILITIES
Payable for securities purchased	864,863
Investment management fees payable	409,092
Unrealized depreciation on forward foreign currency contracts	259,074
Administrative fees payable	93,022
Distribution fees payable - Class B	75,219
Payable to Separate Accounts for Trust shares redeemed	67,252
Trustees’ fees payable	33,985
Distribution fees payable - Class A	2,525
Accrued expenses	37,698

Total liabilities	1,842,730

NET ASSETS	$347,710,140

Net assets were comprised of:
Paid in capital	$1,363,446,377
Accumulated undistributed net investment income (loss)	3,858,832
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(1,062,407,831)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	42,812,762

Net assets	$347,710,140

Class A
Net asset value, offering and redemption price per share, $12,202,219 / 1,164,374 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.48

Class B
Net asset value, offering and redemption price per share, $95,238,217 / 9,105,528 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.46

Class K
Net asset value, offering and redemption price per share, $240,269,704 / 22,899,052 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.49

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends ($27,173 of dividend income received from affiliates) (net of $771,212 foreign withholding tax)	$9,514,903
Interest	43,342

Total income	9,558,245

EXPENSES
Investment management fees	3,045,556
Distribution fees - Class B	555,842
Administrative fees	553,741
Custodian fees	92,407
Professional fees	37,538
Printing and mailing expenses	34,873
Distribution fees - Class A	15,616
Trustees’ fees	7,791
Miscellaneous	81,330

Gross expenses	4,424,694
Less: Waiver from investment advisor	(89,491)
Fees paid indirectly	(24,938)

Net expenses	4,310,265

NET INVESTMENT INCOME (LOSS)	5,247,980

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities ($(28,003) of realized gain (loss) from affiliates)	63,894,331
Futures	15,329,410
Foreign currency transactions	(2,479,712)

Net realized gain (loss)	76,744,029

Change in unrealized appreciation (depreciation) on:
Securities ($74,186 of change in unrealized appreciation (depreciation) from affiliates)	(62,001,338)
Futures	(1,860,455)
Foreign currency translations	(6,178,948)

Net change in unrealized appreciation (depreciation)	(70,040,741)

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,703,288

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,951,268

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,247,980	$9,935,697
Net realized gain (loss) on investments, futures and foreign currency transactions	76,744,029	33,488,361
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(70,040,741)	79,694,841

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,951,268	123,118,899

DIVIDENDS:
Dividends from net investment income
Class A	—	(166,961)
Class B	—	(6,209,773)
Class K	—	(4,833,330)

TOTAL DIVIDENDS	—	(11,210,064)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 64,482 and 72,228 shares, respectively ]	680,938	686,041
Capital shares issued in reinvestment of dividends [ 0 and 16,291 shares, respectively ]	—	166,961
Capital shares repurchased [ (83,465) and (181,957) shares, respectively ]	(900,395)	(1,738,020)

Total Class A transactions	(219,457)	(885,018)

Class B
Capital shares sold [ 1,622,135 and 3,096,586 shares, respectively ]	17,323,441	29,240,314
Capital shares issued in reinvestment of dividends [ 0 and 607,084 shares, respectively ]	—	6,209,773
Capital shares repurchased [ (4,159,456) and (7,815,664) shares, respectively ]	(44,582,897)	(74,451,766)
Capital shares repurchased in-kind (Note 10)[ (32,482,272) and (0) shares, respectively ]	(336,328,768)	—

Total Class B transactions	(363,588,224)	(39,001,679)

Class K
Capital shares sold [ 38,352 and 149,048 shares, respectively ]	410,826	1,467,615
Capital shares issued in reinvestment of dividends [ 0 and 471,082 shares, respectively ]	—	4,833,330
Capital shares repurchased [ (6,159,141) and (5,127,342) shares, respectively ]	(65,953,876)	(49,240,272)

Total Class K transactions	(65,543,050)	(42,939,327)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(429,350,731)	(82,826,024)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(417,399,463)	29,082,811
NET ASSETS:
Beginning of period	765,109,603	736,026,792

End of period (a)	$347,710,140	$765,109,603

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,858,832	$(1,389,148)

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class A		2012	2011	2010	2009		2008
Net asset value, beginning of period	$10.30	$8.87	$11.04	$10.62	$8.29		$16.38

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.12 (e)	0.20 (e)	0.13 (e)	0.14	(e)	0.28 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.11	1.45	(2.17)	0.64	2.37		(7.90)

Total from investment operations	0.18	1.57	(1.97)	0.77	2.51		(7.62)

Less distributions:
Dividends from net investment income	—	(0.14)	(0.20)	(0.35)	(0.18)		(0.22)
Distributions from net realized gains	—	—	—	—	—		(0.25)

Total dividends and distributions	—	(0.14)	(0.20)	(0.35)	(0.18)		(0.47)

Net asset value, end of period	$10.48	$10.30	$8.87	$11.04	$10.62		$8.29

Total return (b)	1.75%	17.73%	(17.84)%	7.32%	30.28%		(47.13)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,202	$12,193	$11,328	$416,772	$592,797		$1,448,943
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.30%	1.30%	1.04%	1.04%	0.97%		1.25%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.29%	1.30%	1.04%	1.04%	0.97%		1.25%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.32%	1.31%	1.04%	1.04%	1.06%		1.25%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.39%	1.22%	1.81%	1.29%	1.65%		2.19%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.40%	1.22%	1.81%	1.29%	1.65%		2.19%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.36%	1.22%	1.81%	1.29%	1.56%		2.19%
Portfolio turnover rate	22%	22%	55%	47%	87%		56%

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class B		2012	2011	2010	2009		2008
Net asset value, beginning of period	$10.29	$8.86	$11.02	$10.61	$8.28		$16.35

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.12 (e)	0.13 (e)	0.11 (e)	0.15	(e)	0.26 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.10	1.45	(2.11)	0.62	2.33		(7.88)

Total from investment operations	0.17	1.57	(1.98)	0.73	2.48		(7.62)

Less distributions:
Dividends from net investment income	—	(0.14)	(0.18)	(0.32)	(0.15)		(0.20)
Distributions from net realized gains	—	—	—	—	—		(0.25)

Total dividends and distributions	—	(0.14)	(0.18)	(0.32)	(0.15)		(0.45)

Net asset value, end of period	$10.46	$10.29	$8.86	$11.02	$10.61		$8.28

Total return (b)	1.65%	17.74%	(17.99)%	6.95%	29.99%		(47.23)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$95,238	$453,899	$427,242	$575,326	$594,043		$467,913
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.30%	1.30%	1.29%	1.29%	1.25%		1.49%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.29%	1.30%	1.29%	1.29%	1.25%		1.49%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.32%	1.31%	1.29%	1.29%	1.31	%(c)	1.49%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.39%	1.23%	1.22%	1.09%	1.66%		1.99%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.40%	1.23%	1.22%	1.09%	1.66%		1.99%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.36%	1.22%	1.22%	1.09%	1.62%		1.99%
Portfolio turnover rate	22%	22%	55%	47%	87%		56%

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$10.30	$8.87	$9.52

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.14 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.11	1.46	(0.51)

Total from investment operations	0.19	1.60	(0.49)

Less distributions:
Dividends from net investment income	—	(0.17)	(0.16)

Net asset value, end of period	$10.49	$10.30	$8.87

Total return (b)	1.84%	18.02%	(5.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$240,270	$299,017	$297,457
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%	1.05%	1.06%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.04%	1.05%	1.06%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.07%	1.06%	1.06%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.58%	1.48%	0.57%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.58%	1.48%	0.57%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.55%	1.48%	0.57%
Portfolio turnover rate	22%	22%	55%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).

See Notes to Financial Statements.

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Information Technology	17.2%
Consumer Discretionary	14.9
Financials	13.3
Health Care	13.2
Energy	8.1
Industrials	8.0
Consumer Staples	7.4
Materials	3.4
Telecommunication Services	2.8
Utilities	2.2
Cash and Other	9.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class A
Actual	$1,000.00	$1,134.70	$6.05
Hypothetical (5% average return before expenses)	1,000.00	1,019.13	5.72
Class B
Actual	1,000.00	1,134.70	6.05
Hypothetical (5% average return before expenses)	1,000.00	1,019.13	5.72
Class K
Actual	1,000.00	1,135.60	4.73
Hypothetical (5% average return before expenses)	1,000.00	1,020.36	4.48

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.14%, 1.14% and 0.89%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (14.9%)
Auto Components (0.7%)
BorgWarner, Inc.*	1,814	$156,276
Delphi Automotive plc	53,099	2,691,588
Goodyear Tire & Rubber Co.*	3,773	57,689
Johnson Controls, Inc.	10,597	379,267
Lear Corp.	5,941	359,193
TRW Automotive Holdings Corp.*	5,379	357,381

		4,001,394

Automobiles (0.4%)
Ford Motor Co.	109,595	1,695,435
General Motors Co.*	11,914	396,855
Harley-Davidson, Inc.	3,532	193,624

		2,285,914

Distributors (0.0%)
Genuine Parts Co.	2,409	188,071

Diversified Consumer Services (0.3%)
Bright Horizons Family Solutions, Inc.*	46,484	1,613,460
H&R Block, Inc.	4,175	115,856

		1,729,316

Hotels, Restaurants & Leisure (2.8%)
Carnival Corp.	6,904	236,738
Chipotle Mexican Grill, Inc.*	560	204,036
Darden Restaurants, Inc.	2,007	101,313
International Game Technology	4,094	68,411
Las Vegas Sands Corp.	47,107	2,493,373
Life Time Fitness, Inc.*	56,246	2,818,487
Marriott International, Inc., Class A	3,862	155,909
McDonald’s Corp.	18,144	1,796,256
Starbucks Corp.	104,821	6,864,727
Starwood Hotels & Resorts Worldwide, Inc.	3,051	192,793
Wyndham Worldwide Corp.	2,168	124,075
Wynn Resorts Ltd.	1,285	164,480
Yum! Brands, Inc.	7,065	489,887

		15,710,485

Household Durables (1.3%)
D.R. Horton, Inc.	4,255	90,546
Garmin Ltd.	80,654	2,916,449
Harman International Industries, Inc.	1,044	56,585
Leggett & Platt, Inc.	2,168	67,403
Lennar Corp., Class A	2,489	89,704
Newell Rubbermaid, Inc.	4,416	115,920
PulteGroup, Inc.*	28,827	546,848
Tupperware Brands Corp.	39,259	3,050,032
Whirlpool Corp.	1,204	137,689

		7,071,176

Internet & Catalog Retail (1.7%)
Amazon.com, Inc.*	17,169	4,767,660
Expedia, Inc.	1,485	89,323
Netflix, Inc.*	883	186,392
priceline.com, Inc.*	4,917	4,066,998
TripAdvisor, Inc.*	1,646	100,192

		9,210,565

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	1,766	$79,170
Mattel, Inc.	5,218	236,427

		315,597

Media (3.4%)
Cablevision Systems Corp. - New York Group, Class A	3,292	55,371
CBS Corp., Class B	59,252	2,895,645
Comcast Corp., Class A	61,270	2,565,988
DIRECTV*	9,714	598,577
Discovery Communications, Inc., Class A*	3,867	298,571
Gannett Co., Inc.	12,122	296,504
Interpublic Group of Cos., Inc.	6,744	98,125
Liberty Global plc*	5,942	403,397
Liberty Global plc, Class A*	3,399	251,833
News Corp., Class A	134,450	4,383,070
Omnicom Group, Inc.	4,094	257,390
Regal Entertainment Group, Class A	9,072	162,389
Scripps Networks Interactive, Inc., Class A	1,365	91,127
Time Warner Cable, Inc.	11,074	1,245,604
Time Warner, Inc.	18,973	1,097,019
Viacom, Inc., Class B	24,246	1,649,940
Walt Disney Co.	35,164	2,220,607
Washington Post Co., Class B	80	38,702

		18,609,859

Multiline Retail (0.5%)
Dollar General Corp.*	3,549	178,976
Dollar Tree, Inc.*	3,549	180,431
Family Dollar Stores, Inc.	1,525	95,023
J.C. Penney Co., Inc.*	2,168	37,029
Kohl’s Corp.	3,372	170,320
Macy’s, Inc.	22,078	1,059,744
Nordstrom, Inc.	2,328	139,540
Target Corp.	10,116	696,588

		2,557,651

Specialty Retail (2.8%)
Abercrombie & Fitch Co., Class A	1,285	58,146
AutoNation, Inc.*	562	24,385
AutoZone, Inc.*	12,915	5,471,956
Bed Bath & Beyond, Inc.*	3,613	256,162
Best Buy Co., Inc.	4,094	111,889
CarMax, Inc.*	3,515	162,252
GameStop Corp., Class A	14,300	601,029
Gap, Inc.	4,576	190,957
Home Depot, Inc.	38,938	3,016,527
L Brands, Inc.	3,693	181,880
Lowe’s Cos., Inc.	24,165	988,349
O’Reilly Automotive, Inc.*	1,847	208,009
PetSmart, Inc.	1,614	108,122
Ross Stores, Inc.	3,452	223,724
Staples, Inc.	10,517	166,800
Tiffany & Co.	1,847	134,535
TJX Cos., Inc.	72,744	3,641,565
Urban Outfitters, Inc.*	1,643	66,081

		15,612,368

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.	4,416	$252,109
Fossil Group, Inc.*	880	90,913
NIKE, Inc., Class B	60,999	3,884,416
PVH Corp.	1,233	154,187
Ralph Lauren Corp.	963	167,312
VF Corp.	1,365	263,527

		4,812,464

Total Consumer Discretionary		82,104,860

Consumer Staples (7.4%)
Beverages (1.1%)
Beam, Inc.	2,489	157,081
Brown-Forman Corp., Class B	2,328	157,256
Coca-Cola Co.	61,572	2,469,653
Coca-Cola Enterprises, Inc.	4,255	149,606
Constellation Brands, Inc., Class A*	2,248	117,166
Dr. Pepper Snapple Group, Inc.	3,211	147,481
Molson Coors Brewing Co., Class B	2,409	115,295
Monster Beverage Corp.*	2,409	146,395
PepsiCo, Inc.	31,466	2,573,604

		6,033,537

Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	6,744	745,684
CVS Caremark Corp.	26,493	1,514,870
Koninklijke Ahold N.V.	76,591	1,140,009
Kroger Co.	38,857	1,342,121
Safeway, Inc.	3,693	87,376
Sysco Corp.	9,072	309,899
Walgreen Co.	126,607	5,596,029
Wal-Mart Stores, Inc.	33,664	2,507,631
Whole Foods Market, Inc.	5,299	272,793

		13,516,412

Food Products (1.6%)
Archer-Daniels-Midland Co.	10,196	345,746
Campbell Soup Co.	2,730	122,277
ConAgra Foods, Inc.	6,262	218,732
General Mills, Inc.	10,035	486,999
Hershey Co.	2,328	207,844
Hormel Foods Corp.	2,007	77,430
J.M. Smucker Co.	1,686	173,911
Kellogg Co.	3,854	247,542
Kraft Foods Group, Inc.	11,801	659,322
McCormick & Co., Inc. (Non-Voting)	2,087	146,841
Mead Johnson Nutrition Co.	3,125	247,594
Mondelez International, Inc., Class A	146,750	4,186,777
Tyson Foods, Inc., Class A	4,416	113,403
Unilever N.V. (N.Y. Shares)	33,906	1,332,845

		8,567,263

Household Products (1.1%)
Clorox Co.	2,007	166,862
Colgate-Palmolive Co.	15,174	869,319
Kimberly-Clark Corp.	8,430	818,890
Procter & Gamble Co.	56,359	4,339,079

		6,194,150

Personal Products (0.1%)
Avon Products, Inc.	6,664	$140,144
Estee Lauder Cos., Inc., Class A	3,693	242,889

		383,033

Tobacco (1.1%)
Altria Group, Inc.	31,471	1,101,170
Lorillard, Inc.	6,021	262,997
Philip Morris International, Inc.	53,831	4,662,841
Reynolds American, Inc.	5,058	244,656

		6,271,664

Total Consumer Staples		40,966,059

Energy (8.1%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	6,794	313,407
Cameron International Corp.*	3,773	230,757
Diamond Offshore Drilling, Inc.	8,189	563,321
Ensco plc, Class A	3,621	210,452
FMC Technologies, Inc.*	3,693	205,626
Halliburton Co.	25,932	1,081,883
Helix Energy Solutions Group, Inc.*	15,013	345,899
Helmerich & Payne, Inc.	1,600	99,920
Nabors Industries Ltd.	4,496	68,834
National Oilwell Varco, Inc.	6,583	453,569
Noble Corp.	3,848	144,608
Rowan Cos., plc, Class A*	1,927	65,653
Schlumberger Ltd.	20,539	1,471,825

		5,255,754

Oil, Gas & Consumable Fuels (7.1%)
Anadarko Petroleum Corp.	37,011	3,180,355
Apache Corp.	6,102	511,531
Bankers Petroleum Ltd.*	266,381	661,077
Cabot Oil & Gas Corp.	3,211	228,045
Chesapeake Energy Corp.	8,028	163,611
Chevron Corp.	55,680	6,589,171
ConocoPhillips Co.	18,786	1,136,553
CONSOL Energy, Inc.	3,452	93,549
Denbury Resources, Inc.*	6,025	104,353
Devon Energy Corp.	5,861	304,069
EOG Resources, Inc.	4,175	549,764
EQT Corp.	2,328	184,773
Exxon Mobil Corp.#	163,557	14,777,375
Hess Corp.	4,576	304,258
INPEX Corp.	334	1,394,192
Kinder Morgan, Inc.	8,831	336,903
Marathon Oil Corp.	10,919	377,579
Marathon Petroleum Corp.	15,054	1,069,737
Murphy Oil Corp.	2,890	175,972
Newfield Exploration Co.*	2,087	49,858
Noble Energy, Inc.	5,459	327,758
Occidental Petroleum Corp.	12,605	1,124,744
Pacific Rubiales Energy Corp.	34,121	599,235
Peabody Energy Corp.	4,094	59,936
Phillips 66	12,604	742,502
Pioneer Natural Resources Co.	1,927	278,933
QEP Resources, Inc.	2,687	74,645
Range Resources Corp.	2,489	192,450
Royal Dutch Shell plc (ADR), Class A	7,226	461,019

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Southwestern Energy Co.*	5,379	$196,495
Spectra Energy Corp.	10,116	348,597
Tesoro Corp.	2,168	113,430
Total S.A.	28,822	1,407,043
Valero Energy Corp.	29,510	1,026,063
Williams Cos., Inc.	9,634	312,816
WPX Energy, Inc.*	3,051	57,786

		39,516,177

Total Energy		44,771,931

Financials (13.3%)
Capital Markets (1.0%)
Ameriprise Financial, Inc.	3,292	266,257
Bank of New York Mellon Corp.	18,305	513,455
BlackRock, Inc.	1,977	507,792
Blackstone Group LP	12,332	259,712
Charles Schwab Corp.	16,940	359,636
E*TRADE Financial Corp.*	3,902	49,399
Franklin Resources, Inc.	2,168	294,891
Goldman Sachs Group, Inc.	9,030	1,365,788
Invesco Ltd.	6,824	217,003
Legg Mason, Inc.	1,847	57,276
Morgan Stanley	21,355	521,703
Northern Trust Corp.	3,372	195,239
State Street Corp.	9,554	623,016
T. Rowe Price Group, Inc.	3,934	287,772

		5,518,939

Commercial Banks (1.7%)
BB&T Corp.	10,758	364,481
CIT Group, Inc.*	21,355	995,784
Comerica, Inc.	2,970	118,295
Fifth Third Bancorp	14,210	256,491
First Horizon National Corp.	3,851	43,131
Huntington Bancshares, Inc./Ohio	13,247	104,386
KeyCorp	14,612	161,316
M&T Bank Corp.	1,847	206,402
PNC Financial Services Group, Inc.	8,239	600,788
Regions Financial Corp.	21,837	208,107
SunTrust Banks, Inc.	8,269	261,052
U.S. Bancorp/Minnesota	37,894	1,369,868
Wells Fargo & Co.	106,938	4,413,331
Zions Bancorp	2,810	81,153

		9,184,585

Consumer Finance (1.1%)
American Express Co.	35,157	2,628,337
Capital One Financial Corp.	27,859	1,749,824
Discover Financial Services	24,808	1,181,853
SLM Corp.	7,226	165,187

		5,725,201

Diversified Financial Services (4.0%)
Bank of America Corp.	267,253	3,436,874
Citigroup, Inc.	156,863	7,524,718
CME Group, Inc./Illinois	4,737	359,918
IntercontinentalExchange, Inc.*	1,124	199,802
JPMorgan Chase & Co.	190,633	10,063,516
Leucadia National Corp.	3,051	79,997
McGraw Hill Financial, Inc.	4,335	230,579
Moody’s Corp.	2,970	180,962

NASDAQ OMX Group, Inc.	1,766	$57,907
NYSE Euronext	3,773	156,202

		22,290,475

Insurance (4.4%)
ACE Ltd.	5,271	471,649
Aflac, Inc.	7,226	419,975
Allstate Corp.	7,466	359,264
American Financial Group, Inc.	3,613	176,712
American International Group, Inc.*	44,828	2,003,811
Aon plc	4,978	320,334
Assurant, Inc.	1,204	61,296
Berkshire Hathaway, Inc., Class B*	28,454	3,184,572
Chubb Corp.	12,604	1,066,929
Cincinnati Financial Corp.	2,248	103,183
Everest Reinsurance Group Ltd.	3,854	494,314
Fidelity National Financial, Inc., Class A	14,050	334,530
Genworth Financial, Inc., Class A*	35,009	399,453
Hartford Financial Services Group, Inc.	178,471	5,518,323
Lincoln National Corp.	4,255	155,180
Loews Corp.	4,817	213,875
Marsh & McLennan Cos., Inc.	8,430	336,526
MetLife, Inc.	132,814	6,077,569
PartnerReinsurance Ltd.	6,904	625,226
Principal Financial Group, Inc.	4,255	159,350
Progressive Corp.	11,320	287,754
Prudential Financial, Inc.	7,226	527,715
Torchmark Corp.	1,445	94,127
Travelers Cos., Inc.	7,948	635,204
Unum Group	4,335	127,319
XL Group plc	4,737	143,626

		24,297,816

Real Estate Investment Trusts (REITs) (1.1%)
American Tower Corp. (REIT)	6,102	446,483
Apartment Investment & Management Co. (REIT), Class A	2,248	67,530
AvalonBay Communities, Inc. (REIT)	1,525	205,738
Boston Properties, Inc. (REIT)	2,328	245,534
Equity Residential (REIT)	4,656	270,327
HCP, Inc. (REIT)	6,664	302,812
Health Care REIT, Inc. (REIT)	3,532	236,750
Host Hotels & Resorts, Inc. (REIT)	11,126	187,696
Kimco Realty Corp. (REIT)	6,262	134,195
Macerich Co. (REIT)	2,152	131,207
Plum Creek Timber Co., Inc. (REIT)	2,489	116,162
Prologis, Inc. (REIT)	7,103	267,925
Public Storage (REIT)	2,248	344,686
Ryman Hospitality Properties (REIT)	40,000	1,560,400
Simon Property Group, Inc. (REIT)	4,744	749,173
Ventas, Inc. (REIT)	4,583	318,335
Vornado Realty Trust (REIT)	2,624	217,398
Weyerhaeuser Co. (REIT)	8,287	236,097

		6,038,448

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	4,656	$108,764

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	7,306	66,923
People’s United Financial, Inc.	5,379	80,147

		147,070

Total Financials		73,311,298

Health Care (13.2%)
Biotechnology (3.5%)
Alexion Pharmaceuticals, Inc.*	3,035	279,948
Amgen, Inc.	11,926	1,176,619
Biogen Idec, Inc.*	3,693	794,734
Celgene Corp.*	32,758	3,829,738
Gilead Sciences, Inc.*	180,691	9,253,186
Regeneron Pharmaceuticals, Inc.*	1,187	266,933
Seattle Genetics, Inc.*	76,992	2,422,168
Vertex Pharmaceuticals, Inc.*	19,117	1,526,875

		19,550,201

Health Care Equipment & Supplies (1.0%)
Abbott Laboratories	24,326	848,491
Baxter International, Inc.	10,999	761,901
Becton, Dickinson and Co.	3,131	309,437
Boston Scientific Corp.*	21,917	203,170
C.R. Bard, Inc.	1,204	130,851
CareFusion Corp.*	3,412	125,732
Covidien plc	9,695	609,234
DENTSPLY International, Inc.	2,168	88,801
Edwards Lifesciences Corp.*	1,797	120,758
Intuitive Surgical, Inc.*	642	325,224
Medtronic, Inc.	27,457	1,413,212
St. Jude Medical, Inc.	4,817	219,800
Stryker Corp.	4,496	290,801
Varian Medical Systems, Inc.*	1,686	113,721
Zimmer Holdings, Inc.	2,730	204,586

		5,765,719

Health Care Providers & Services (2.7%)
Aetna, Inc.	16,546	1,051,333
AmerisourceBergen Corp.	3,854	215,169
Cardinal Health, Inc.	5,299	250,113
Cigna Corp.	4,416	320,116
Community Health Systems, Inc.	50,127	2,349,954
DaVita HealthCare Partners, Inc.*	1,365	164,892
Express Scripts Holding Co.*	102,213	6,305,520
Health Net, Inc.*	7,788	247,814
Humana, Inc.	2,489	210,022
Laboratory Corp. of America Holdings*	1,525	152,652
McKesson Corp.	5,138	588,301
Patterson Cos., Inc.	1,285	48,316
Quest Diagnostics, Inc.	2,489	150,908
Tenet Healthcare Corp.*	1,606	74,037
UnitedHealth Group, Inc.	15,976	1,046,108
WellPoint, Inc.	19,910	1,629,434

		14,804,689

Health Care Technology (0.0%)
Cerner Corp.*	2,256	216,779

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	5,379	$230,006
Life Technologies Corp.*	2,730	202,048
PerkinElmer, Inc.	1,766	57,395
Thermo Fisher Scientific, Inc.	67,778	5,736,052
Waters Corp.*	1,365	136,568

		6,362,069

Pharmaceuticals (4.8%)
AbbVie, Inc.	24,326	1,005,637
Actavis, Inc.*	2,007	253,323
Allergan, Inc.	17,225	1,451,034
Bristol-Myers Squibb Co.	52,461	2,344,482
Eli Lilly and Co.	15,816	776,882
Forest Laboratories, Inc.*	3,613	148,133
Hospira, Inc.*	2,489	95,354
Johnson & Johnson	54,914	4,714,916
Merck & Co., Inc.	61,369	2,850,590
Mylan, Inc.*	6,262	194,310
Perrigo Co.	1,341	162,261
Pfizer, Inc.	180,424	5,053,676
Roche Holding AG	6,503	1,617,919
Roche Holding AG (ADR)	7,065	437,076
Valeant Pharmaceuticals International, Inc.*	32,595	2,805,778
Zoetis, Inc.	81,442	2,515,743

		26,427,114

Total Health Care		73,126,571

Industrials (8.0%)
Aerospace & Defense (1.9%)
Boeing Co.	35,661	3,653,113
General Dynamics Corp.	5,138	402,459
Honeywell International, Inc.	12,123	961,839
L-3 Communications Holdings, Inc.	1,525	130,753
Lockheed Martin Corp.	4,175	452,820
Northrop Grumman Corp.	5,139	425,509
Precision Castparts Corp.	12,381	2,798,230
Raytheon Co.	5,138	339,725
Rockwell Collins, Inc.	2,168	137,473
Textron, Inc.	4,335	112,927
United Technologies Corp.	13,006	1,208,778

		10,623,626

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	2,489	140,156
Expeditors International of Washington, Inc.	3,211	122,050
FedEx Corp.	4,496	443,216
United Parcel Service, Inc., Class B	11,159	965,030

		1,670,452

Airlines (0.1%)
Delta Air Lines, Inc.*	28,742	537,763
Southwest Airlines Co.	11,481	147,990

		685,753

Building Products (0.0%)
Masco Corp.	5,459	106,396

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Commercial Services & Supplies (1.2%)
ADT Corp.*	72,275	$2,880,159
Avery Dennison Corp.	1,566	66,962
Cintas Corp.	1,646	74,959
Iron Mountain, Inc.	2,491	66,285
Pitney Bowes, Inc.	3,091	45,376
Republic Services, Inc.	89,436	3,035,458
Stericycle, Inc.*	1,325	146,320
Tyco International Ltd.	7,161	235,955
Waste Management, Inc.	6,744	271,985

		6,823,459

Construction & Engineering (0.1%)
Fluor Corp.	2,569	152,367
Jacobs Engineering Group, Inc.*	2,007	110,646
Quanta Services, Inc.*	3,292	87,106

		350,119

Electrical Equipment (0.3%)
Eaton Corp. plc	7,146	470,278
Emerson Electric Co.	11,240	613,030
Rockwell Automation, Inc.	2,168	180,248
Roper Industries, Inc.	1,525	189,435

		1,452,991

Industrial Conglomerates (1.2%)
3M Co.	9,875	1,079,831
Danaher Corp.	9,072	574,258
General Electric Co.	215,642	5,000,738

		6,654,827

Machinery (1.1%)
Caterpillar, Inc.	10,116	834,469
Cummins, Inc.	2,730	296,096
Deere & Co.	18,462	1,500,037
Dover Corp.	2,810	218,225
Flowserve Corp.	2,409	130,110
Illinois Tool Works, Inc.	18,634	1,288,914
Ingersoll-Rand plc	5,781	320,961
Joy Global, Inc.	1,615	78,376
PACCAR, Inc.	5,459	292,930
Pall Corp.	1,766	117,315
Parker Hannifin Corp.	3,091	294,881
Pentair Ltd. (Registered)	3,249	187,435
Snap-on, Inc.	883	78,923
Stanley Black & Decker, Inc.	2,631	203,376
Timken Co.	3,613	203,340
Xylem, Inc.	2,810	75,701

		6,121,089

Professional Services (0.7%)
Dun & Bradstreet Corp.	723	70,456
Equifax, Inc.	1,847	108,844
Nielsen Holdings N.V.	112,105	3,765,607
Robert Half International, Inc.	2,128	70,713

		4,015,620

Road & Rail (1.0%)
CSX Corp.	16,057	372,362
Kansas City Southern	1,710	181,192
Norfolk Southern Corp.	4,978	361,652
Ryder System, Inc.	803	48,814

Union Pacific Corp.	29,183	$4,502,353

		5,466,373

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,175	191,424
W.W. Grainger, Inc.	963	242,849

		434,273

Total Industrials		44,404,978

Information Technology (17.2%)
Communications Equipment (1.3%)
Cisco Systems, Inc.	115,127	2,798,737
F5 Networks, Inc.*	1,204	82,835
Harris Corp.	9,473	466,545
JDS Uniphase Corp.*	3,532	50,790
Juniper Networks, Inc.*	8,109	156,585
Motorola Solutions, Inc.	5,917	341,589
QUALCOMM, Inc.	52,958	3,234,675

		7,131,756

Computers & Peripherals (3.6%)
Apple, Inc.	39,577	15,675,658
Dell, Inc.	22,560	301,176
EMC Corp.	32,515	768,004
Hewlett-Packard Co.	80,200	1,988,960
NetApp, Inc.*	5,620	212,324
SanDisk Corp.*	3,693	225,642
Seagate Technology plc	5,419	242,934
Western Digital Corp.	3,452	214,335

		19,629,033

Electronic Equipment, Instruments & Components (1.5%)
Amphenol Corp., Class A	38,689	3,015,421
Arrow Electronics, Inc.*	8,189	326,332
CDW Corp.*	71,800	1,336,916
Corning, Inc.	23,041	327,873
FLIR Systems, Inc.	2,328	62,786
Jabil Circuit, Inc.	2,890	58,898
Molex, Inc.	2,087	61,233
TE Connectivity Ltd.	67,302	3,064,933

		8,254,392

Internet Software & Services (3.8%)
Akamai Technologies, Inc.*	2,730	116,161
eBay, Inc.*	41,943	2,169,292
Gogo, Inc.*	100,000	1,397,000
Google, Inc., Class A*	12,903	11,359,414
Liquidity Services, Inc.*	49,607	1,719,875
VeriSign, Inc.*	80,124	3,578,338
Yahoo!, Inc.*	16,137	405,200

		20,745,280

IT Services (2.3%)
Accenture plc, Class A	28,678	2,063,669
Amdocs Ltd.	9,072	336,480
Automatic Data Processing, Inc.	7,466	514,109
Cognizant Technology Solutions Corp., Class A*	4,656	291,512
Computer Sciences Corp.	2,328	101,897
Fidelity National Information Services, Inc.	3,854	165,105
Fiserv, Inc.*	2,087	182,425

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

International Business Machines Corp.	20,051	$3,831,947
Mastercard, Inc., Class A	5,554	3,190,773
Paychex, Inc.	4,978	181,797
SAIC, Inc.	4,335	60,386
Teradata Corp.*	2,649	133,059
Total System Services, Inc.	2,489	60,931
Visa, Inc., Class A	8,093	1,478,996
Western Union Co.	9,313	159,345

		12,752,431

Office Electronics (0.0%)
Xerox Corp.	20,215	183,350

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Micro Devices, Inc.*	9,313	37,997
Altera Corp.	4,897	161,552
Analog Devices, Inc.	4,576	206,195
Applied Materials, Inc.	69,445	1,035,425
ARM Holdings plc (ADR)	33,139	1,198,969
Broadcom Corp., Class A	7,948	268,324
First Solar, Inc.*	883	39,497
Intel Corp.	77,522	1,877,583
KLA-Tencor Corp.	2,569	143,170
Lam Research Corp.*	2,812	124,684
Linear Technology Corp.	3,532	130,119
LSI Corp.*	8,590	61,333
Microchip Technology, Inc.	2,970	110,632
Micron Technology, Inc.*	35,486	508,514
NVIDIA Corp.	9,554	134,043
Teradyne, Inc.*	2,890	50,777
Texas Instruments, Inc.	17,582	613,084
Xilinx, Inc.	4,014	158,995

		6,860,893

Software (3.5%)
Activision Blizzard, Inc.	194,206	2,769,377
Adobe Systems, Inc.*	7,547	343,841
Autodesk, Inc.*	3,452	117,161
BMC Software, Inc.*	2,248	101,475
CA, Inc.	5,299	151,710
Citrix Systems, Inc.*	2,890	174,354
Electronic Arts, Inc.*	28,500	654,645
Intuit, Inc.	37,799	2,306,873
Microsoft Corp.	218,192	7,534,170
Oracle Corp.	85,662	2,631,537
Red Hat, Inc.*	2,970	142,025
Salesforce.com, Inc.*	8,028	306,509
Symantec Corp.	30,026	674,684
VMware, Inc., Class A*	20,599	1,379,927

		19,288,288

Total Information Technology		94,845,423

Materials (3.4%)
Chemicals (2.6%)
Air Products and Chemicals, Inc.	3,292	301,448
Airgas, Inc.	1,124	107,297
Axiall Corp.	11,962	509,342
CF Industries Holdings, Inc.	963	165,154
Dow Chemical Co.	18,546	596,625
E.I. du Pont de Nemours & Co.	51,936	2,726,640
Eastman Chemical Co.	2,328	162,983

Ecolab, Inc.	4,062	$346,042
FMC Corp.	2,087	127,432
Huntsman Corp.	26,895	445,381
International Flavors & Fragrances, Inc.	1,285	96,581
LyondellBasell Industries N.V., Class A	84,061	5,569,882
Monsanto Co.	8,269	816,977
Mosaic Co.	4,255	228,962
PPG Industries, Inc.	3,132	458,556
Praxair, Inc.	4,656	536,185
Sherwin-Williams Co.	1,365	241,059
Sigma-Aldrich Corp.	1,847	148,425
Syngenta AG (ADR)	11,680	909,405

		14,494,376

Construction Materials (0.0%)
Vulcan Materials Co.	2,007	97,159

Containers & Packaging (0.2%)
Ball Corp.	2,409	100,070
Bemis Co., Inc.	1,525	59,689
MeadWestvaco Corp.	2,649	90,357
Owens-Illinois, Inc.*	2,489	69,169
Rock-Tenn Co., Class A	5,299	529,264
Sealed Air Corp.	2,649	63,444

		911,993

Metals & Mining (0.2%)
Alcoa, Inc.	16,458	128,701
Allegheny Technologies, Inc.	1,606	42,254
Cliffs Natural Resources, Inc.	2,168	35,230
Freeport-McMoRan Copper & Gold, Inc.	14,692	405,646
Newmont Mining Corp.	7,707	230,825
Nucor Corp.	4,897	212,138
United States Steel Corp.	2,168	38,005

		1,092,799

Paper & Forest Products (0.4%)
International Paper Co.	6,744	298,827
Schweitzer-Mauduit International, Inc.	38,245	1,907,660

		2,206,487

Total Materials		18,802,814

Telecommunication Services (2.7%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	110,747	3,920,444
CenturyLink, Inc.	9,641	340,810
Frontier Communications Corp.	15,419	62,447
Level 3 Communications, Inc.*	139,939	2,949,914
Verizon Communications, Inc.	44,156	2,222,813
Windstream Corp.	9,072	69,945

		9,566,373

Wireless Telecommunication Services (1.0%)
Crown Castle International Corp.*	4,536	328,361
Softbank Corp.	27,306	1,594,089
Sprint Nextel Corp.*	390,098	2,738,488
Vodafone Group plc (ADR)	22,560	648,374

		5,309,312

Total Telecommunication Services		14,875,685

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Utilities (2.2%)
Electric Utilities (1.6%)
American Electric Power Co., Inc.	17,903	$801,696
Duke Energy Corp.	10,952	739,260
Edison International	16,057	773,305
Entergy Corp.	2,730	190,226
Exelon Corp.	128,080	3,955,110
FirstEnergy Corp.	6,423	239,835
NextEra Energy, Inc.	6,583	536,383
Northeast Utilities	4,833	203,083
Pepco Holdings, Inc.	3,532	71,205
Pinnacle West Capital Corp.	1,686	93,523
PPL Corp.	8,992	272,098
Southern Co.	13,568	598,756
Xcel Energy, Inc.	7,547	213,882

		8,688,362

Gas Utilities (0.1%)
AGL Resources, Inc.	1,830	78,434
Atmos Energy Corp.	9,795	402,183
ONEOK, Inc.	3,173	131,076

		611,693

Independent Power Producers & Energy Traders (0.0%)
AES Corp.	9,554	114,552
NRG Energy, Inc.	3,475	92,783

		207,335

Multi-Utilities (0.5%)
Ameren Corp.	3,693	127,187
CenterPoint Energy, Inc.	6,583	154,635
CMS Energy Corp.	4,094	111,234
Consolidated Edison, Inc.	4,496	262,162
Dominion Resources, Inc.	8,911	506,323
DTE Energy Co.	2,649	177,509
Integrys Energy Group, Inc.	1,204	70,470
NiSource, Inc.	4,416	126,474
PG&E Corp.	6,583	301,041
Public Service Enterprise Group, Inc.	7,788	254,356
SCANA Corp.	2,007	98,544
Sempra Energy	4,656	380,674
TECO Energy, Inc.	3,131	53,822

Wisconsin Energy Corp.	3,532	$144,777

		2,769,208

Total Utilities		12,276,598

Total Common Stocks (90.4%) (Cost $351,782,403)		499,486,217

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.1%)
Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Level 3 Communications, Inc. 6.500%, 10/1/16	$445,000	607,147

Total Telecommunication Services		607,147

Total Convertible Bonds		607,147

Total Long-Term Debt Securities (0.1%) (Cost $445,000)		607,147

Total Investments (90.5%) (Cost $352,227,403)		500,093,364
Other Assets Less Liabilities (9.5%)		52,595,380

Net Assets (100%)		$552,688,744

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,614,000.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	604	September-13	$47,365,788	$48,298,860	$933,072

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$82,104,860	$—	$—	$82,104,860
Consumer Staples	39,826,050	1,140,009	—	40,966,059
Energy	41,970,696	2,801,235	—	44,771,931
Financials	73,311,298	—	—	73,311,298
Health Care	71,508,652	1,617,919	—	73,126,571
Industrials	44,404,978	—	—	44,404,978
Information Technology	94,845,423	—	—	94,845,423
Materials	18,802,814	—	—	18,802,814
Telecommunication Services	13,281,596	1,594,089	—	14,875,685
Utilities	12,276,598	—	—	12,276,598
Convertible Bonds
Telecommunication Services	—	607,147	—	607,147
Futures	933,072	—	—	933,072

Total Assets	$493,266,037	$7,760,399	$—	$501,026,436

Total Liabilities	$—	$—	$—	$—

Total	$493,266,037	$7,760,399	$—	$501,026,436

There were no transfers between Levels 1, 2, or 3 during the six months ended June 30, 2013.

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized
	appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized
	appreciation	933,072	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$933,072

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized
	depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized
	depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six-months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(5,107)	—	(5,107)
Credit contracts	—	—	—	—	—
Equity contracts	—	8,252,324	—	—	8,252,324
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$8,252,324	$(5,107)	$—	$8,247,217

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	981,262	—	—	981,262
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$981,262	$—	$—	$981,262

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $64,346,000 during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts	$—	$(220,460)	$220,460	$—

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$119,803,795
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$145,085,373

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$151,316,967
Aggregate gross unrealized depreciation	(5,468,119)

Net unrealized appreciation	$145,848,848

Federal income tax cost of investments	$354,244,516

For the six months ended June 30, 2013, the Portfolio incurred approximately $2,114 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $331,572,679 of which $33,704,074 expires in the year 2016 and $297,868,605 expires in the year 2017.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $352,227,403)	$500,093,364
Cash	42,682,094
Foreign cash (Cost $1,159)	1,161
Cash held as collateral at broker	10,120,000
Receivable for securities sold	4,857,531
Dividends, interest and other receivables	653,948
Receivable from Separate Accounts for Trust shares sold	67,414
Other assets	5,198

Total assets	558,480,710

LIABILITIES
Payable for securities purchased	4,848,104
Investment management fees payable	382,574
Due to broker for futures variation margin	220,460
Payable to Separate Accounts for Trust shares redeemed	155,682
Administrative fees payable	98,097
Distribution fees payable - Class B	26,443
Trustees’ fees payable	13,791
Distribution fees payable - Class A	812
Accrued expenses	46,003

Total liabilities	5,791,966

NET ASSETS	$552,688,744

Net assets were comprised of:
Paid in capital	$676,909,608
Accumulated undistributed net investment income (loss)	3,344,719
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(276,364,300)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	148,798,717

Net assets	$552,688,744

Class A
Net asset value, offering and redemption price per share, $3,906,425 / 322,091 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.13

Class B
Net asset value, offering and redemption price per share, $21,977,303 / 1,812,161 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.13

Class K
Net asset value, offering and redemption price per share, $526,805,016 / 43,382,732 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.14

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $47,558 foreign withholding tax)	$5,612,208
Interest	52,086

Total income	5,664,294

EXPENSES
Investment management fees	2,368,307
Administrative fees	523,611
Distribution fees - Class B	194,024
Custodian fees	49,341
Professional fees	36,343
Printing and mailing expenses	32,303
Trustees’ fees	7,092
Distribution fees - Class A	4,839
Miscellaneous	7,502

Gross expenses	3,223,362
Less: Fees paid indirectly	(15,717)

Net expenses	3,207,645

NET INVESTMENT INCOME (LOSS)	2,456,649

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	62,752,616
Futures	8,252,324
Foreign currency transactions	2,036

Net realized gain (loss)	71,006,976

Change in unrealized appreciation (depreciation) on:
Securities	10,267,506
Futures	981,262
Foreign currency translations	(1,152)

Net change in unrealized appreciation (depreciation)	11,247,616

NET REALIZED AND UNREALIZED GAIN (LOSS)	82,254,592

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,711,241

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,456,649	$5,021,866
Net realized gain (loss) on investments, futures and foreign currency transactions	71,006,976	8,552,539
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	11,247,616	78,310,930

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	84,711,241	91,885,335

DIVIDENDS:
Dividends from net investment income
Class A	—	(21,484)
Class B	—	(890,222)
Class K	—	(4,118,714)

TOTAL DIVIDENDS	—	(5,030,420)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 14,317 and 26,918 shares, respectively ]	168,426	277,336
Capital shares issued in reinvestment of dividends [ 0 and 1,989 shares, respectively ]	—	21,484
Capital shares repurchased [ (34,488) and (80,601) shares, respectively ]	(409,448)	(827,036)

Total Class A transactions	(241,022)	(528,216)

Class B
Capital shares sold [ 481,770 and 1,082,960 shares, respectively ]	5,476,977	11,148,421
Capital shares issued in reinvestment of dividends [ 0 and 82,402 shares, respectively ]	—	890,222
Capital shares repurchased [ (1,634,010) and (2,796,224) shares, respectively ]	(19,325,525)	(28,777,003)
Capital shares repurchased in-kind (Note 10)[ (11,183,768) and 0 shares, respectively ]	(134,096,571)	—

Total Class B transactions	(147,945,119)	(16,738,360)

Class K
Capital shares sold [ 107,700 and 414,483 shares, respectively ]	1,269,677	4,247,833
Capital shares issued in reinvestment of dividends [ 0 and 381,398 shares, respectively ]	—	4,118,714
Capital shares repurchased [ (2,449,746) and (8,202,746) shares, respectively ]	(28,655,949)	(85,020,457)
Capital shares repurchased in-kind (Note 10)[ (11) and 0 shares, respectively ]	(130)	—

Total Class K transactions	(27,386,402)	(76,653,910)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(175,572,543)	(93,920,486)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(90,861,302)	(7,065,571)
NET ASSETS:
Beginning of period	643,550,046	650,615,617

End of period (a)	$552,688,744	$643,550,046

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,344,719	$888,070

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class A		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.69	$9.39	$10.17	$9.14	$6.98	$11.66

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.06 (e)	0.04 (e)	0.06 (e)	0.12 (e)	0.08 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.41	1.30	(0.76)	1.02	2.18	(4.67)

Total from investment operations	1.44	1.36	(0.72)	1.08	2.30	(4.59)

Less distributions:
Dividends from net investment income	—	(0.06)	(0.06)	(0.05)	(0.14)	(0.07)
Distributions from net realized gains	—	—	—	—	—	(0.02)

Total dividends and distributions	—	(0.06)	(0.06)	(0.05)	(0.14)	(0.09)

Net asset value, end of period	$12.13	$10.69	$9.39	$10.17	$9.14	$6.98

Total return (b)	13.47%	14.51%	(7.11)%	11.84%	32.92%	(39.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,906	$3,658	$3,698	$585,508	$554,828	$764,481
Ratio of expenses to average net assets:
After waivers (a)	1.14%	1.14%	0.88%	0.90%	0.92%	1.10%
After waivers and fees paid indirectly (a)	1.14%	1.14%	0.88%	0.90%	0.81%	1.09%
Before waivers and fees paid indirectly (a)	1.14%	1.14%	0.88%	0.90%	0.92%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.53%	0.57%	0.35%	0.59%	1.42%	0.86%
After waivers and fees paid indirectly (a)	0.54%	0.57%	0.36%	0.60%	1.54%	0.86%
Before waivers and fees paid indirectly (a)	0.53%	0.57%	0.35%	0.59%	1.42%	0.86%
Portfolio turnover rate	20%	36%	44%	44%	85%	50%

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class B		2012	2011	2010	2009		2008
Net asset value, beginning of period	$10.69	$9.39	$10.17	$9.14	$6.98		$11.67

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.06 (e)	0.03 (e)	0.03 (e)	0.09	(e)	0.06 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.41	1.30	(0.78)	1.03	2.18		(4.68)

Total from investment operations	1.44	1.36	(0.75)	1.06	2.27		(4.62)

Less distributions:
Dividends from net investment income	—	(0.06)	(0.03)	(0.03)	(0.11)		(0.05)
Distributions from net realized gains	—	—	—	—	—		(0.02)

Total dividends and distributions	—	(0.06)	(0.03)	(0.03)	(0.11)		(0.07)

Net asset value, end of period	$12.13	$10.69	$9.39	$10.17	$9.14		$6.98

Total return (b)	13.47%	14.51%	(7.34)%	11.56%	32.58%		(39.61)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,977	$151,248	$148,166	$170,662	$157,673		$116,354
Ratio of expenses to average net assets:
After waivers (a)	1.14%	1.14%	1.13%	1.15%	1.17	%(c)	1.35%
After waivers and fees paid indirectly (a)	1.14%	1.14%	1.13%	1.15%	1.10%		1.34%
Before fees paid indirectly (a)	1.14%	1.14%	1.13%	1.15%	1.17	%(c)	1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.53%	0.57%	0.26%	0.34%	1.14%		0.58%
After waivers and fees paid indirectly (a)	0.54%	0.57%	0.26%	0.35%	1.22%		0.59%
Before fees paid indirectly (a)	0.53%	0.57%	0.26%	0.34%	1.14%		0.58%
Portfolio turnover rate	20%	36%	44%	44%	85%		50%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$10.69	$9.39	$9.18

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.08 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.40	1.31	0.23

Total from investment operations	1.45	1.39	0.26

Less distributions:
Dividends from net investment income	—	(0.09)	(0.05)

Net asset value, end of period	$12.14	$10.69	$9.39

Total return (b)	13.56%	14.80%	2.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$526,805	$488,644	$498,752
Ratio of expenses to average net assets:
After waivers (a)	0.89%	0.89%	0.89%
After waivers and fees paid indirectly (a)	0.89%	0.89%	0.88%
Before waivers and fees paid indirectly (a)	0.89%	0.89%	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.78%	0.81%	0.88%
After waivers and fees paid indirectly (a)	0.78%	0.82%	0.88%
Before waivers and fees paid indirectly (a)	0.78%	0.81%	0.88%
Portfolio turnover rate	20%	36%	44%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER LARGE CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	23.9%
Health Care	14.1
Energy	12.5
Consumer Discretionary	10.5
Industrials	10.0
Information Technology	7.9
Consumer Staples	6.3
Utilities	4.0
Telecommunication Services	3.2
Materials	2.9
Cash and Other	4.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class A
Actual	$1,000.00	$1,153.40	$6.14
Hypothetical (5% average return before expenses)	1,000.00	1,019.09	5.76
Class B
Actual	1,000.00	1,153.30	6.14
Hypothetical (5% average return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	1,155.30	4.81
Hypothetical (5% average return before expenses)	1,000.00	1,020.33	4.51

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.15%, 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.5%)
Auto Components (1.4%)
Allison Transmission Holdings, Inc.	1,600	$36,928
Delphi Automotive plc	25,280	1,281,443
Gentex Corp.	3,300	76,065
Johnson Controls, Inc.	254,580	9,111,418
Lear Corp.	23,700	1,432,902
TRW Automotive Holdings Corp.*	29,900	1,986,556

		13,925,312

Automobiles (1.1%)
Ford Motor Co.	614,750	9,510,183
General Motors Co.*	57,810	1,925,651

		11,435,834

Distributors (0.0%)
Genuine Parts Co.	500	39,035

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	5,300	93,916
DeVry, Inc.	3,400	105,468
Service Corp. International	2,500	45,075
Weight Watchers International, Inc.	700	32,200

		276,659

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	22,800	781,812
Choice Hotels International, Inc.	1,400	55,566
Darden Restaurants, Inc.	2,500	126,200
Hyatt Hotels Corp., Class A*	2,400	96,864
Marriott International, Inc., Class A	1,500	60,555
McDonald’s Corp.	76,631	7,586,469
MGM Resorts International*	20,300	300,034
Norwegian Cruise Line Holdings Ltd.*	90	2,728
Penn National Gaming, Inc.*	3,700	195,582
Royal Caribbean Cruises Ltd.	8,900	296,726
Starwood Hotels & Resorts Worldwide, Inc.	6,100	385,459
Wendy’s Co.	15,400	89,782

		9,977,777

Household Durables (0.4%)
D.R. Horton, Inc.	15,400	327,712
Garmin Ltd.	6,700	242,272
Harman International Industries, Inc.	3,700	200,540
Leggett & Platt, Inc.	7,800	242,502
Lennar Corp., Class A	9,000	324,360
Mohawk Industries, Inc.*	3,300	371,217
Newell Rubbermaid, Inc.	6,600	173,250
NVR, Inc.*	100	92,200
PulteGroup, Inc.*	86,700	1,644,699
Taylor Morrison Home Corp., Class A*	200	4,876
Toll Brothers, Inc.*	9,200	300,196
Whirlpool Corp.	4,100	468,876

		4,392,700

Internet & Catalog Retail (0.1%)
Liberty Interactive Corp.*	26,500	609,765

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	30,570	$1,370,453

Media (4.6%)
CBS Corp., Class B	2,800	136,836
Comcast Corp., Class A	79,950	3,251,618
DreamWorks Animation SKG, Inc., Class A*	4,000	102,640
Gannett Co., Inc.	40,100	980,846
Interpublic Group of Cos., Inc.	12,700	184,785
John Wiley & Sons, Inc., Class A	2,500	100,225
Liberty Global plc*	15,800	1,072,689
Liberty Global plc, Class A*	12,266	908,673
Liberty Media Corp., Class A*	5,520	699,715
News Corp., Class A	91,903	2,996,038
Omnicom Group, Inc.	35,635	2,240,372
Regal Entertainment Group, Class A	28,500	510,150
Sirius XM Radio, Inc.	88,900	297,815
Starz, Class A*	720	15,912
Thomson Reuters Corp.	20,400	664,428
Time Warner Cable, Inc.	14,400	1,619,712
Time Warner, Inc.	219,624	12,698,660
Viacom, Inc., Class B	172,150	11,714,808
Walt Disney Co.	123,920	7,825,548
Washington Post Co., Class B	300	145,131

		48,166,601

Multiline Retail (0.7%)
Big Lots, Inc.*	2,300	72,519
Dillard’s, Inc., Class A	500	40,985
J.C. Penney Co., Inc.*	9,300	158,844
Kohl’s Corp.	22,120	1,117,281
Macy’s, Inc.	49,300	2,366,400
Sears Holdings Corp.*	2,400	100,992
Target Corp.	50,940	3,507,729

		7,364,750

Specialty Retail (1.1%)
Aaron’s, Inc.	3,500	98,035
Abercrombie & Fitch Co., Class A	20,400	923,100
Advance Auto Parts, Inc.	12,770	1,036,541
American Eagle Outfitters, Inc.	3,700	67,562
Ascena Retail Group, Inc.*	5,900	102,955
Best Buy Co., Inc.	10,900	297,897
Chico’s FAS, Inc.	500	8,530
CST Brands, Inc.*	3,277	100,964
DSW, Inc., Class A	200	14,694
Foot Locker, Inc.	7,200	252,936
GameStop Corp., Class A	40,400	1,698,012
Guess?, Inc.	3,200	99,296
Home Depot, Inc.	7,900	612,013
Lowe’s Cos., Inc.	37,400	1,529,660
Signet Jewelers Ltd.	4,000	269,720
Staples, Inc.	83,295	1,321,059
TJX Cos., Inc.	55,500	2,778,330

		11,211,304

Textiles, Apparel & Luxury Goods (0.0%)
Deckers Outdoor Corp.*	1,100	55,561
PVH Corp.	500	62,525

		118,086

Total Consumer Discretionary		108,888,276

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (6.3%)
Beverages (0.6%)
Beam, Inc.	8,800	$555,368
Coca-Cola Enterprises, Inc.	17,690	621,980
Constellation Brands, Inc., Class A*	500	26,060
Diageo plc	103,063	2,946,969
Dr. Pepper Snapple Group, Inc.	18,030	828,118
Molson Coors Brewing Co., Class B	7,600	363,736
PepsiCo, Inc.	7,970	651,866

		5,994,097

Food & Staples Retailing (1.8%)
CVS Caremark Corp.	210,015	12,008,658
Kroger Co.	81,000	2,797,740
Safeway, Inc.	12,100	286,286
Sysco Corp.	21,200	724,192
Walgreen Co.	12,800	565,760
Wal-Mart Stores, Inc.	29,690	2,211,608

		18,594,244

Food Products (1.4%)
Archer-Daniels-Midland Co.	33,200	1,125,812
Bunge Ltd.	8,100	573,237
Campbell Soup Co.	3,300	147,807
ConAgra Foods, Inc.	1,700	59,381
Danone S.A.	24,236	1,818,988
Dean Foods Co.*	10,100	101,202
General Mills, Inc.	59,580	2,891,417
Ingredion, Inc.	3,700	242,794
J.M. Smucker Co.	10,200	1,052,130
Kellogg Co.	11,520	739,930
Mondelez International, Inc., Class A	97,400	2,778,822
Nestle S.A. (Registered)	34,601	2,269,368
Pinnacle Foods, Inc.	700	16,905
Smithfield Foods, Inc.*	8,600	281,650
Tyson Foods, Inc., Class A	15,300	392,904

		14,492,347

Household Products (1.4%)
Clorox Co.	1,200	99,768
Energizer Holdings, Inc.	3,400	341,734
Kimberly-Clark Corp.	3,500	339,990
Procter & Gamble Co.	185,132	14,253,313

		15,034,805

Tobacco (1.1%)
Altria Group, Inc.	26,345	921,811
Lorillard, Inc.	50,110	2,188,805
Philip Morris International, Inc.	98,485	8,530,771
Reynolds American, Inc.	4,200	203,154

		11,844,541

Total Consumer Staples		65,960,034

Energy (12.5%)
Energy Equipment & Services (1.3%)
Atwood Oceanics, Inc.*	2,600	135,330
Baker Hughes, Inc.	22,592	1,042,169
Cameron International Corp.*	5,000	305,800
Diamond Offshore Drilling, Inc.	26,100	1,795,419
Halliburton Co.	133,000	5,548,760

Helix Energy Solutions Group, Inc.*	37,200	$857,088
Helmerich & Payne, Inc.	5,200	324,740
McDermott International, Inc.*	12,900	105,522
Nabors Industries Ltd.	43,600	667,516
National Oilwell Varco, Inc.	23,400	1,612,260
Oil States International, Inc.*	3,000	277,920
Patterson-UTI Energy, Inc.	8,000	154,840
Rowan Cos., plc, Class A*	6,800	231,676
RPC, Inc.	600	8,286
Superior Energy Services, Inc.*	8,700	225,678
Tidewater, Inc.	2,700	153,819
Unit Corp.*	2,700	114,966

		13,561,789

Oil, Gas & Consumable Fuels (11.2%)
Anadarko Petroleum Corp.	25,900	2,225,587
Apache Corp.	33,726	2,827,251
Chesapeake Energy Corp.	31,600	644,008
Chevron Corp.	172,575	20,422,525
Cimarex Energy Co.	4,700	305,453
Cobalt International Energy, Inc.*	1,200	31,884
ConocoPhillips Co.	66,785	4,040,492
CONSOL Energy, Inc.	12,500	338,750
Denbury Resources, Inc.*	20,355	352,549
Devon Energy Corp.	22,200	1,151,736
Encana Corp.	145,800	2,469,852
Energen Corp.	4,000	209,040
EOG Resources, Inc.	10,164	1,338,396
EQT Corp.	700	55,559
Exxon Mobil Corp.	495,029	44,725,870
Golar LNG Ltd.	2,400	76,536
Gulfport Energy Corp.*	800	37,656
Hess Corp.	16,800	1,117,032
HollyFrontier Corp.	15,800	675,924
Kinder Morgan, Inc.	3,000	114,450
Laredo Petroleum Holdings, Inc.*	200	4,112
Marathon Oil Corp.	185,350	6,409,403
Marathon Petroleum Corp.	47,950	3,407,327
Murphy Oil Corp.	10,400	633,256
Newfield Exploration Co.*	7,300	174,397
Noble Energy, Inc.	17,100	1,026,684
Occidental Petroleum Corp.	75,480	6,735,080
PBF Energy, Inc.	1,290	33,411
Peabody Energy Corp.	14,700	215,208
Phillips 66	47,742	2,812,481
Pioneer Natural Resources Co.	2,000	289,500
QEP Resources, Inc.	8,800	244,464
Royal Dutch Shell plc (ADR), Class A	22,000	1,403,600
SandRidge Energy, Inc.*	27,000	128,520
Southwestern Energy Co.*	95,000	3,470,350
Spectra Energy Corp.	36,500	1,257,790
Teekay Corp.	2,100	85,323
Tesoro Corp.	7,400	387,168
Ultra Petroleum Corp.*	8,300	164,506
Valero Energy Corp.	91,600	3,184,932
Whiting Petroleum Corp.*	5,900	271,931
Williams Cos., Inc.	16,800	545,496
World Fuel Services Corp.	3,200	127,936
WPX Energy, Inc.*	10,866	205,802

		116,379,227

Total Energy		129,941,016

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Financials (23.9%)
Capital Markets (2.8%)
American Capital Ltd.*	16,500	$209,055
Ameriprise Financial, Inc.	7,500	606,600
Ares Capital Corp.	14,600	251,120
Artisan Partners Asset Management, Inc.*	400	19,964
Bank of New York Mellon Corp.	155,129	4,351,368
BlackRock, Inc.	11,183	2,872,354
Charles Schwab Corp.	51,800	1,099,714
E*TRADE Financial Corp.*	15,600	197,496
Federated Investors, Inc., Class B	1,300	35,633
Franklin Resources, Inc.	10,108	1,374,890
Goldman Sachs Group, Inc.	60,525	9,154,406
Invesco Ltd.	24,300	772,740
Legg Mason, Inc.	6,000	186,060
LPL Financial Holdings, Inc.	632	23,864
Morgan Stanley	83,135	2,030,988
Northern Trust Corp.	13,100	758,490
Raymond James Financial, Inc.	6,700	287,966
SEI Investments Co.	400	11,372
State Street Corp.	64,950	4,235,390
TD Ameritrade Holding Corp.	12,700	308,483

		28,787,953

Commercial Banks (5.0%)
Associated Banc-Corp	9,100	141,505
Bank of Hawaii Corp.	2,500	125,800
BankUnited, Inc.	3,500	91,035
BB&T Corp.	146,200	4,953,256
BOK Financial Corp.	1,500	96,075
CapitalSource, Inc.	10,700	100,366
CIT Group, Inc.*	74,800	3,487,924
City National Corp./California	2,600	164,762
Comerica, Inc.	10,200	406,266
Commerce Bancshares, Inc./Missouri	4,226	184,084
Cullen/Frost Bankers, Inc.	2,900	193,633
East West Bancorp, Inc.	7,400	203,500
Fifth Third Bancorp	47,700	860,985
First Citizens BancShares, Inc./North Carolina, Class A	500	96,025
First Horizon National Corp.	13,139	147,157
First Niagara Financial Group, Inc.	19,300	194,351
First Republic Bank/California	6,300	242,424
Fulton Financial Corp.	10,600	121,688
Huntington Bancshares, Inc./Ohio	45,800	360,904
KeyCorp	76,200	841,248
M&T Bank Corp.	7,067	789,737
PNC Financial Services Group, Inc.	133,093	9,705,141
Popular, Inc.*	5,620	170,455
Regions Financial Corp.	115,400	1,099,762
Signature Bank/New York*	2,400	199,248
SunTrust Banks, Inc.	41,400	1,306,998
SVB Financial Group*	2,500	208,300
Synovus Financial Corp.	43,300	126,436
TCF Financial Corp.	8,900	126,202
U.S. Bancorp/Minnesota	117,600	4,251,240
Valley National Bancorp	10,819	102,456
Wells Fargo & Co.	509,895	21,043,367
Zions Bancorp	10,000	288,800

		52,431,130

Consumer Finance (1.6%)
Capital One Financial Corp.	198,500	$12,467,785
Discover Financial Services	77,100	3,673,044
SLM Corp.	24,200	553,212

		16,694,041

Diversified Financial Services (6.2%)
Bank of America Corp.	938,943	12,074,807
Citigroup, Inc.	378,360	18,149,929
CME Group, Inc./Illinois	17,300	1,314,454
ING US, Inc.*	4,100	110,946
Interactive Brokers Group, Inc., Class A	2,500	39,925
JPMorgan Chase & Co.	539,441	28,477,090
Leucadia National Corp.	13,975	366,425
McGraw Hill Financial, Inc.	22,800	1,212,732
Moody’s Corp.	17,010	1,036,419
MSCI, Inc.*	3,800	126,426
NASDAQ OMX Group, Inc.	18,529	607,566
NYSE Euronext	13,300	550,620

		64,067,339

Insurance (6.2%)
ACE Ltd.	41,730	3,734,000
Aflac, Inc.	25,500	1,482,060
Alleghany Corp.*	968	371,044
Allied World Assurance Co. Holdings AG	1,300	118,963
Allstate Corp.	25,600	1,231,872
American Financial Group, Inc./Ohio	3,700	180,967
American International Group, Inc.*	134,300	6,003,210
American National Insurance Co.	400	39,788
Aon plc	31,035	1,997,102
Arch Capital Group Ltd.*	6,800	349,588
Aspen Insurance Holdings Ltd.	3,600	133,524
Assurant, Inc.	4,200	213,822
Assured Guaranty Ltd.	9,200	202,952
Axis Capital Holdings Ltd.	4,800	219,744
Berkshire Hathaway, Inc., Class B*	110,206	12,334,256
Brown & Brown, Inc.	3,500	112,840
Chubb Corp.	53,010	4,487,297
Cincinnati Financial Corp.	8,900	408,510
CNA Financial Corp.	1,400	45,668
Endurance Specialty Holdings Ltd.	1,600	82,320
Everest Reinsurance Group Ltd.	15,800	2,026,508
Fidelity National Financial, Inc., Class A	60,500	1,440,505
Genworth Financial, Inc., Class A*	124,600	1,421,686
Hanover Insurance Group, Inc.	1,700	83,181
Hartford Financial Services Group, Inc.	24,900	769,908
HCC Insurance Holdings, Inc.	5,500	237,105
Kemper Corp.	2,600	89,050
Lincoln National Corp.	14,600	532,462
Loews Corp.	15,400	683,760
Markel Corp.*	800	421,560
Marsh & McLennan Cos., Inc.	10,000	399,200
MBIA, Inc.*	7,700	102,487
Mercury General Corp.	1,500	65,940
MetLife, Inc.	128,880	5,897,549

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Old Republic International Corp.	14,100	$181,467
PartnerReinsurance Ltd.	24,600	2,227,776
Principal Financial Group, Inc.	16,000	599,200
ProAssurance Corp.	3,400	177,344
Progressive Corp.	6,400	162,688
Protective Life Corp.	4,300	165,163
Prudential Financial, Inc.	48,545	3,545,241
Reinsurance Group of America, Inc.	22,400	1,548,064
RenaissanceReinsurance Holdings Ltd.	2,500	216,975
StanCorp Financial Group, Inc.	2,400	118,584
Torchmark Corp.	5,100	332,214
Travelers Cos., Inc.	55,979	4,473,842
Unum Group	14,600	428,802
Validus Holdings Ltd.	5,200	187,824
W. R. Berkley Corp.	5,900	241,074
White Mountains Insurance Group Ltd.	400	229,976
XL Group plc	52,100	1,579,672

		64,336,334

Real Estate Investment Trusts (REITs) (1.9%)
Alexandria Real Estate Equities, Inc. (REIT)	3,900	256,308
American Campus Communities, Inc. (REIT)	5,700	231,762
American Capital Agency Corp. (REIT)	21,610	496,814
Annaly Capital Management, Inc. (REIT)	51,738	650,347
Apartment Investment & Management Co. (REIT), Class A	3,600	108,144
AvalonBay Communities, Inc. (REIT)	7,060	952,464
BioMed Realty Trust, Inc. (REIT)	10,100	204,323
Boston Properties, Inc. (REIT)	7,500	791,025
Brandywine Realty Trust (REIT)	8,500	114,920
BRE Properties, Inc. (REIT)	4,200	210,084
Camden Property Trust (REIT)	4,600	318,044
CBL & Associates Properties, Inc. (REIT)	5,900	126,378
Chimera Investment Corp. (REIT)	56,100	168,300
CommonWealth REIT (REIT)	6,425	148,546
Corporate Office Properties Trust/Maryland (REIT)	4,600	117,300
Corrections Corp. of America (REIT)	2,259	76,512
DDR Corp. (REIT)	14,400	239,760
Digital Realty Trust, Inc. (REIT)	1,500	91,500
Douglas Emmett, Inc. (REIT)	7,700	192,115
Duke Realty Corp. (REIT)	17,500	272,825
Equity Lifestyle Properties, Inc. (REIT)	600	47,154
Equity Residential (REIT)	19,700	1,143,782
Essex Property Trust, Inc. (REIT)	2,100	333,732
Extra Space Storage, Inc. (REIT)	5,600	234,808
Federal Realty Investment Trust (REIT)	1,200	124,416
General Growth Properties, Inc. (REIT)	32,459	644,960

Hatteras Financial Corp. (REIT)	5,400	$133,056
HCP, Inc. (REIT)	24,861	1,129,684
Health Care REIT, Inc. (REIT)	15,600	1,045,668
Healthcare Trust of America, Inc. (REIT), Class A	6,000	67,380
Home Properties, Inc. (REIT)	2,900	189,573
Hospitality Properties Trust (REIT)	7,600	199,728
Host Hotels & Resorts, Inc. (REIT)	40,609	685,074
Kilroy Realty Corp. (REIT)	4,100	217,341
Kimco Realty Corp. (REIT)	22,300	477,889
Liberty Property Trust (REIT)	5,800	214,368
Macerich Co. (REIT)	7,535	459,409
Mack-Cali Realty Corp. (REIT)	4,800	117,552
MFA Financial, Inc. (REIT)	19,700	166,465
Mid-America Apartment Communities, Inc. (REIT)	2,300	155,871
National Retail Properties, Inc. (REIT)	6,400	220,160
Piedmont Office Realty Trust, Inc. (REIT), Class A	9,100	162,708
Post Properties, Inc. (REIT)	3,000	148,470
Prologis, Inc. (REIT)	27,215	1,026,550
Public Storage (REIT)	600	91,998
Realty Income Corp. (REIT)	10,700	448,544
Regency Centers Corp. (REIT)	2,900	147,349
Retail Properties of America, Inc. (REIT), Class A	7,300	104,244
Senior Housing Properties Trust (REIT)	9,500	246,335
Simon Property Group, Inc. (REIT)	4,324	682,846
SL Green Realty Corp. (REIT)	5,000	440,950
Taubman Centers, Inc. (REIT)	2,900	217,935
Two Harbors Investment Corp. (REIT)	19,900	203,975
UDR, Inc. (REIT)	13,600	346,664
Ventas, Inc. (REIT)	8,806	611,665
Vornado Realty Trust (REIT)	8,258	684,175
Weingarten Realty Investors (REIT)	6,600	203,082
WP Carey, Inc. (REIT)	3,100	205,127

		19,748,158

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc., Class A*	8,600	154,026
Howard Hughes Corp.*	2,185	244,917
Jones Lang LaSalle, Inc.	2,400	218,736
Realogy Holdings Corp.*	700	33,628
St. Joe Co.*	3,400	71,570

		722,877

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	28,800	263,808
New York Community Bancorp, Inc.	24,000	336,000
People’s United Financial, Inc.	18,000	268,200
TFS Financial Corp.*	4,300	48,160
Washington Federal, Inc.	5,600	105,728

		1,021,896

Total Financials		247,809,728

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care (14.1%)
Biotechnology (0.1%)
Quintiles Transnational Holdings, Inc.*	800	$34,048
Vertex Pharmaceuticals, Inc.*	16,200	1,293,894

		1,327,942

Health Care Equipment & Supplies (3.1%)
Abbott Laboratories	125,330	4,371,510
Alere, Inc.*	4,400	107,800
Baxter International, Inc.	104,800	7,259,496
Becton, Dickinson and Co.	3,870	382,472
Boston Scientific Corp.*	73,600	682,272
CareFusion Corp.*	12,000	442,200
Cooper Cos., Inc.	700	83,335
Covidien plc	118,280	7,432,715
DENTSPLY International, Inc.	5,600	229,376
Hill-Rom Holdings, Inc.	3,200	107,776
Hologic, Inc.*	10,400	200,720
Medtronic, Inc.	143,370	7,379,254
St. Jude Medical, Inc.	39,360	1,795,997
Stryker Corp.	7,600	491,568
Teleflex, Inc.	2,300	178,227
Zimmer Holdings, Inc.	8,700	651,978

		31,796,696

Health Care Providers & Services (2.3%)
Aetna, Inc.	47,852	3,040,516
Cardinal Health, Inc.	18,700	882,640
Cigna Corp.	14,700	1,065,603
Community Health Systems, Inc.	4,700	220,336
Express Scripts Holding Co.*	21,800	1,344,842
HCA Holdings, Inc.	13,500	486,810
Health Net, Inc.*	34,800	1,107,336
Humana, Inc.	8,600	725,668
LifePoint Hospitals, Inc.*	2,600	126,984
McKesson Corp.	38,750	4,436,875
MEDNAX, Inc.*	1,000	91,580
Omnicare, Inc.	5,700	271,947
Patterson Cos., Inc.	500	18,800
Quest Diagnostics, Inc.	22,110	1,340,529
UnitedHealth Group, Inc.	55,707	3,647,695
Universal Health Services, Inc., Class B	1,600	107,136
VCA Antech, Inc.*	4,800	125,232
WellPoint, Inc.	56,200	4,599,408

		23,639,937

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	9,700	125,518

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	16,700	714,092
Bio-Rad Laboratories, Inc., Class A*	1,100	123,420
Charles River Laboratories International, Inc.*	1,500	61,545
Life Technologies Corp.*	3,300	244,233
PerkinElmer, Inc.	6,100	198,250
QIAGEN N.V.*	12,700	252,857
Techne Corp.	1,100	75,988
Thermo Fisher Scientific, Inc.	45,740	3,870,976

		5,541,361

Pharmaceuticals (8.1%)
AbbVie, Inc.	16,390	$677,563
Bristol-Myers Squibb Co.	12,437	555,810
Eli Lilly and Co.	42,300	2,077,776
Forest Laboratories, Inc.*	14,600	598,600
Hospira, Inc.*	9,000	344,790
Johnson & Johnson	351,285	30,161,330
Merck & Co., Inc.	254,636	11,827,842
Pfizer, Inc.	1,260,666	35,311,255
Roche Holding AG	4,479	1,114,356
Roche Holding AG (ADR)	21,900	1,354,843
Warner Chilcott plc, Class A	900	17,892
Zoetis, Inc.	1,910	59,000

		84,101,057

Total Health Care		146,532,511

Industrials (10.0%)
Aerospace & Defense (2.6%)
Alliant Techsystems, Inc.	1,800	148,194
B/E Aerospace, Inc.*	400	25,232
Exelis, Inc.	10,200	140,658
General Dynamics Corp.	16,300	1,276,779
Honeywell International, Inc.	124,055	9,842,524
L-3 Communications Holdings, Inc.	4,900	420,126
Lockheed Martin Corp.	57,990	6,289,595
Northrop Grumman Corp.	41,880	3,467,664
Raytheon Co.	17,700	1,170,324
Rockwell Collins, Inc.	800	50,728
Spirit AeroSystems Holdings, Inc., Class A*	5,600	120,288
Textron, Inc.	15,100	393,355
Triumph Group, Inc.	2,300	182,045
United Technologies Corp.	41,730	3,878,386

		27,405,898

Air Freight & Logistics (0.5%)
FedEx Corp.	17,300	1,705,434
United Parcel Service, Inc., Class B	34,470	2,980,966

		4,686,400

Airlines (0.3%)
Alaska Air Group, Inc.*	300	15,600
Delta Air Lines, Inc.*	130,400	2,439,784
Southwest Airlines Co.	35,100	452,439

		2,907,823

Building Products (0.0%)
A.O. Smith Corp.	2,400	87,072
Fortune Brands Home & Security, Inc.	1,100	42,614
Owens Corning, Inc.*	6,500	254,020

		383,706

Commercial Services & Supplies (0.4%)
ADT Corp.*	11,900	474,215
Avery Dennison Corp.	3,700	158,212
Cintas Corp.	4,000	182,160
Covanta Holding Corp.	5,700	114,114
Iron Mountain, Inc.	944	25,120
KAR Auction Services, Inc.	2,500	57,175
Pitney Bowes, Inc.	6,200	91,016

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares		Value (Note 1)

R.R. Donnelley & Sons Co.	4,500		$63,045
Republic Services, Inc.	14,800		502,312
Tyco International Ltd.	58,490		1,927,245
Waste Connections, Inc.	350		14,399
Waste Management, Inc.	23,500		947,755

			4,556,768

Construction & Engineering (0.2%)
AECOM Technology Corp.*	5,100		162,129
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	—	@	1
Fluor Corp.	7,800		462,618
Jacobs Engineering Group, Inc.*	7,200		396,936
KBR, Inc.	8,100		263,250
Quanta Services, Inc.*	9,000		238,140
URS Corp.	4,100		193,602

			1,716,676

Electrical Equipment (0.4%)
Babcock & Wilcox Co.	1,900		57,057
Eaton Corp. plc	51,931		3,417,579
Emerson Electric Co.	9,900		539,946
Hubbell, Inc., Class B	900		89,100
Regal-Beloit Corp.	2,500		162,100

			4,265,782

Industrial Conglomerates (3.5%)
3M Co.	37,810		4,134,523
Carlisle Cos., Inc.	3,300		205,623
Danaher Corp.	62,790		3,974,607
General Electric Co.	1,224,300		28,391,517

			36,706,270

Machinery (1.6%)
AGCO Corp.	5,300		266,007
Caterpillar, Inc.	29,400		2,425,206
CNH Global N.V.	1,700		70,822
Crane Co.	200		11,984
Cummins, Inc.	1,900		206,074
Donaldson Co., Inc.	600		21,396
Dover Corp.	2,500		194,150
Flowserve Corp.	900		48,609
Gardner Denver, Inc.	2,700		202,986
Harsco Corp.	4,100		95,079
IDEX Corp.	300		16,143
Illinois Tool Works, Inc.	48,300		3,340,911
Ingersoll-Rand plc	4,700		260,944
Joy Global, Inc.	5,800		281,474
Kennametal, Inc.	4,300		166,969
Navistar International Corp.*	2,600		72,176
Oshkosh Corp.*	4,800		182,256
PACCAR, Inc.	16,800		901,488
Parker Hannifin Corp.	18,300		1,745,820
Pentair Ltd. (Registered)	24,302		1,401,983
Snap-on, Inc.	2,800		250,264
SPX Corp.	2,600		187,148
Stanley Black & Decker, Inc.	30,421		2,351,543
Terex Corp.*	6,000		157,800
Timken Co.	16,500		928,620
Trinity Industries, Inc.	4,300		165,292
Xylem, Inc.	9,500		255,930

			16,209,074

Marine (0.0%)
Kirby Corp.*	1,300		$103,402

Professional Services (0.1%)
Dun & Bradstreet Corp.	5,500		535,975
Manpowergroup, Inc.	4,200		230,160
Nielsen Holdings N.V.	10,229		343,592
Towers Watson & Co., Class A	3,600		294,984

			1,404,711

Road & Rail (0.3%)
Amerco, Inc.	200		32,380
Canadian National Railway Co.	8,430		819,986
Con-way, Inc.	1,900		74,024
CSX Corp.	27,900		647,001
Genesee & Wyoming, Inc., Class A*	1,400		118,776
Norfolk Southern Corp.	14,100		1,024,365
Ryder System, Inc.	2,800		170,212

			2,886,744

Trading Companies & Distributors (0.1%)
Air Lease Corp.	3,800		104,842
GATX Corp.	2,600		123,318
MRC Global, Inc.*	2,600		71,812
WESCO International, Inc.*	2,400		163,104

			463,076

Total Industrials			103,696,330

Information Technology (7.9%)
Communications Equipment (1.4%)
Brocade Communications Systems, Inc.*	24,200		139,392
Cisco Systems, Inc.	501,650		12,195,111
EchoStar Corp., Class A*	2,200		86,042
Harris Corp.	24,900		1,226,325
JDS Uniphase Corp.*	2,900		41,702
Juniper Networks, Inc.*	22,500		434,475
Motorola Solutions, Inc.	700		40,411
Polycom, Inc.*	9,400		99,076
Riverbed Technology, Inc.*	400		6,224

			14,268,758

Computers & Peripherals (1.5%)
Apple, Inc.	12,500		4,951,000
Dell, Inc.	68,400		913,140
Diebold, Inc.	3,500		117,915
EMC Corp.	57,300		1,353,426
Hewlett-Packard Co.	267,430		6,632,264
Lexmark International, Inc., Class A	3,400		103,938
SanDisk Corp.*	7,300		446,030
Stratasys Ltd.*	840		70,342
Western Digital Corp.	11,600		720,244

			15,308,299

Electronic Equipment, Instruments & Components (0.2%)
Arrow Electronics, Inc.*	5,700		227,145
Avnet, Inc.*	7,500		252,000
AVX Corp.	2,500		29,375
Corning, Inc.	80,500		1,145,515
Dolby Laboratories, Inc., Class A	1,500		50,175
FLIR Systems, Inc.	2,300		62,031
Ingram Micro, Inc., Class A*	8,300		157,617

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Jabil Circuit, Inc.	11,000	$224,180
Molex, Inc.	7,600	222,984
Tech Data Corp.*	2,100	98,889
Vishay Intertechnology, Inc.*	7,100	98,619

		2,568,530

Internet Software & Services (0.1%)
AOL, Inc.*	4,175	152,304
Yahoo!, Inc.*	51,750	1,299,442

		1,451,746

IT Services (1.3%)
Accenture plc, Class A	47,950	3,450,482
Amdocs Ltd.	38,500	1,427,965
Booz Allen Hamilton Holding Corp.	12	209
Computer Sciences Corp.	8,200	358,914
CoreLogic, Inc.*	5,200	120,484
DST Systems, Inc.	300	19,599
Fidelity National Information Services, Inc.	21,287	911,935
Fiserv, Inc.*	10,410	909,938
International Business Machines Corp.	19,548	3,735,818
Mastercard, Inc., Class A	1,343	771,553
Paychex, Inc.	1,800	65,736
SAIC, Inc.	9,800	136,514
Total System Services, Inc.	1,900	46,512
VeriFone Systems, Inc.*	5,900	99,179
Western Union Co.	81,425	1,393,182

		13,448,020

Office Electronics (0.1%)
Xerox Corp.	66,994	607,636
Zebra Technologies Corp., Class A*	2,500	108,600

		716,236

Semiconductors & Semiconductor Equipment (2.1%)
Altera Corp.	11,400	376,086
Analog Devices, Inc.	9,600	432,576
Applied Materials, Inc.	169,400	2,525,754
Avago Technologies Ltd.	1,100	41,118
Broadcom Corp., Class A	17,500	590,800
Fairchild Semiconductor International, Inc.*	6,900	95,220
First Solar, Inc.*	3,300	147,609
Freescale Semiconductor Ltd.*	1,600	21,680
Intel Corp.	308,190	7,464,362
KLA-Tencor Corp.	9,100	507,143
Lam Research Corp.*	6,812	302,044
LSI Corp.*	26,500	189,210
Marvell Technology Group Ltd.	21,500	251,765
Micron Technology, Inc.*	118,100	1,692,373
NVIDIA Corp.	31,500	441,945
ON Semiconductor Corp.*	1,200	9,696
Silicon Laboratories, Inc.*	300	12,423
Skyworks Solutions, Inc.*	1,700	37,213
Teradyne, Inc.*	10,400	182,728
Texas Instruments, Inc.	191,725	6,685,451

		22,007,196

Software (1.2%)
Activision Blizzard, Inc.	23,300	332,258
Adobe Systems, Inc.*	16,700	760,852

Autodesk, Inc.*	2,500	$84,850
CA, Inc.	26,700	764,421
Compuware Corp.	11,600	120,060
Electronic Arts, Inc.*	70,300	1,614,791
MICROS Systems, Inc.*	3,700	159,655
Nuance Communications, Inc.*	14,200	260,996
Oracle Corp.	71,965	2,210,765
Rovi Corp.*	4,900	111,916
Symantec Corp.	235,100	5,282,697
Synopsys, Inc.*	8,400	300,300
Zynga, Inc., Class A*	31,800	88,404

		12,091,965

Total Information Technology		81,860,750

Materials (2.9%)
Chemicals (2.2%)
Air Products and Chemicals, Inc.	30,570	2,799,295
Albemarle Corp.	3,000	186,870
Ashland, Inc.	4,300	359,050
Axiall Corp.	30,700	1,307,206
Cabot Corp.	3,500	130,970
CF Industries Holdings, Inc.	3,281	562,691
Cytec Industries, Inc.	2,300	168,475
Dow Chemical Co.	57,400	1,846,558
Huntsman Corp.	88,100	1,458,936
Kronos Worldwide, Inc.	1,100	17,864
LyondellBasell Industries N.V., Class A	33,100	2,193,206
Monsanto Co.	50,550	4,994,340
Mosaic Co.	64,650	3,478,817
PPG Industries, Inc.	20,274	2,968,316
Rockwood Holdings, Inc.	1,200	76,836
RPM International, Inc.	400	12,776
Sigma-Aldrich Corp.	400	32,144
W.R. Grace & Co.*	600	50,424
Westlake Chemical Corp.	200	19,282

		22,664,056

Construction Materials (0.0%)
Vulcan Materials Co.	7,100	343,711

Containers & Packaging (0.2%)
AptarGroup, Inc.	1,100	60,731
Bemis Co., Inc.	3,100	121,334
Crown Holdings, Inc.*	1,100	45,243
Greif, Inc., Class A	1,400	73,738
MeadWestvaco Corp.	9,600	327,456
Owens-Illinois, Inc.*	3,700	102,823
Rock-Tenn Co., Class A	16,600	1,658,008
Sonoco Products Co.	5,500	190,135

		2,579,468

Metals & Mining (0.5%)
Alcoa, Inc.	58,400	456,688
Allegheny Technologies, Inc.	5,900	155,229
Carpenter Technology Corp.	2,500	112,675
Cliffs Natural Resources, Inc.	8,300	134,875
Freeport-McMoRan Copper & Gold, Inc.	56,468	1,559,082
Newmont Mining Corp.	26,900	805,655
Nucor Corp.	17,400	753,768
Reliance Steel & Aluminum Co.	4,200	275,352
Royal Gold, Inc.	2,600	109,408

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Steel Dynamics, Inc.	12,000	$178,920
Tahoe Resources, Inc.*	4,000	56,600
United States Steel Corp.	7,800	136,734

		4,734,986

Paper & Forest Products (0.0%)
Domtar Corp.	1,800	119,700
International Paper Co.	3,400	150,654

		270,354

Total Materials		30,592,575

Telecommunication Services (3.2%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	468,645	16,590,033
CenturyLink, Inc.	33,264	1,175,882
Frontier Communications Corp.	54,439	220,478
Intelsat S.A.*	1,100	22,000
Level 3 Communications, Inc.*	5,840	123,107
Verizon Communications, Inc.	30,870	1,553,996
Windstream Corp.	1,700	13,107

		19,698,603

Wireless Telecommunication Services (1.3%)
Clearwire Corp., Class A*	3,000	14,940
Sprint Nextel Corp.*	108,400	760,968
Telephone & Data Systems, Inc.	5,126	126,356
T-Mobile US, Inc.*	9,370	232,470
U.S. Cellular Corp.	700	25,683
Vodafone Group plc	796,806	2,276,558
Vodafone Group plc (ADR)	348,450	10,014,453

		13,451,428

Total Telecommunication Services		33,150,031

Utilities (3.9%)
Electric Utilities (2.5%)
American Electric Power Co., Inc.	46,500	2,082,270
Duke Energy Corp.	38,612	2,606,310
Edison International	50,100	2,412,816
Entergy Corp.	9,700	675,896
Exelon Corp.	198,036	6,115,352
FirstEnergy Corp.	22,870	853,966
Great Plains Energy, Inc.	8,300	187,082
Hawaiian Electric Industries, Inc.	5,300	134,143
NextEra Energy, Inc.	23,200	1,890,336
Northeast Utilities	17,178	721,819
NV Energy, Inc.	106,200	2,491,452
OGE Energy Corp.	5,400	368,280
Pepco Holdings, Inc.	13,500	272,160
Pinnacle West Capital Corp.	6,000	332,820
PPL Corp.	42,666	1,291,073
Southern Co.	47,500	2,096,175
Westar Energy, Inc.	6,900	220,524
Xcel Energy, Inc.	27,100	768,014

		25,520,488

Gas Utilities (0.2%)
AGL Resources, Inc.	6,400	274,304
Atmos Energy Corp.	37,700	1,547,962
National Fuel Gas Co.	4,000	231,800
ONEOK, Inc.	700	28,917
Questar Corp.	8,300	197,955
UGI Corp.	6,200	242,482

		2,523,420

Independent Power Producers & Energy Traders (0.1%)
AES Corp.	33,900	$406,461
Calpine Corp.*	19,000	403,370
NRG Energy, Inc.	17,600	469,920

		1,279,751

Multi-Utilities (1.1%)
Alliant Energy Corp.	6,100	307,562
Ameren Corp.	13,200	454,608
CenterPoint Energy, Inc.	33,700	791,613
CMS Energy Corp.	14,500	393,965
Consolidated Edison, Inc.	16,000	932,960
Dominion Resources, Inc.	31,600	1,795,512
DTE Energy Co.	13,800	924,738
Integrys Energy Group, Inc.	4,300	251,679
MDU Resources Group, Inc.	10,300	266,873
NiSource, Inc.	17,000	486,880
PG&E Corp.	24,200	1,106,666
Public Service Enterprise Group, Inc.	37,945	1,239,284
SCANA Corp.	7,600	373,160
Sempra Energy	13,300	1,087,408
TECO Energy, Inc.	11,800	202,842
Vectren Corp.	4,500	152,235
Wisconsin Energy Corp.	12,500	512,375

		11,280,360

Water Utilities (0.0%)
American Water Works Co., Inc.	9,700	399,931
Aqua America, Inc.	900	28,161

		428,092

Total Utilities		41,032,111

Total Common Stocks (95.2%) (Cost $722,444,252)		989,463,362

CONVERTIBLE PREFERRED STOCKS:
Industrials (0.0%)
Aerospace & Defense (0.0%)
United Technologies Corp. 7.500%	5,230	310,453

Total Industrials		310,453

Utilities (0.1%)
Electric Utilities (0.1%)
PPL Corp. 9.500%	7,500	393,075

Total Utilities		393,075

Total Convertible Preferred Stock (0.1%)
(Cost $637,641)		703,528

	Number of Rights	Value (Note 1)

RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., (CVR), expiring 12/31/30* (Cost $1,590)	300	2,223

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Commercial Paper (0.1%)
HSBC USA, Inc.
0.05%, 7/1/13(p)	$722,000	$721,999

Total Commercial Paper		721,999

Total Short-Term Investments (0.1%) (Cost $722,000)		721,999

Total Investments (95.4%) (Cost $723,805,483)		990,891,112
Other Assets Less Liabilities (4.6%)		48,106,688

Net Assets (100%)		$1,038,997,800

*	Non-income producing.
@	Shares are less than 0.5
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	416	September-13	$33,963,921	$33,265,440	$(698,481)
S&P MidCap 400 E-Mini Index	53	September-13	6,194,681	6,136,870	(57,811)

					$(756,292)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$108,888,276	$—	$—	$108,888,276
Consumer Staples	58,924,709	7,035,325	—	65,960,034
Energy	129,941,016	—	—	129,941,016
Financials	247,809,728	—	—	247,809,728
Health Care	145,418,155	1,114,356	—	146,532,511
Industrials	103,696,330	—	—	103,696,330
Information Technology	81,860,750	—	—	81,860,750
Materials	30,518,837	73,738	—	30,592,575
Telecommunication Services	30,873,473	2,276,558	—	33,150,031
Utilities	41,032,111	—	—	41,032,111
Convertible Preferred Stocks
Industrials	310,453	—	—	310,453
Utilities	393,075	—	—	393,075

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Rights
Health Care	$2,223	$—	$—	$2,223
Short-Term Investments	—	721,999	—	721,999

Total Assets	$979,669,136	$11,221,976	$—	$990,891,112

Liabilities:
Futures	$(756,292)	$—	$—	$(756,292)

Total Liabilities	$(756,292)	$—	$—	$(756,292)

Total	$978,912,844	$11,221,976	$—	$990,134,820

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(756,292	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(756,292)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six-months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	15,340,442	—	—	15,340,442
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$15,340,442	$—	$—	$15,340,442

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(860,801)	—	—	(860,801)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(860,801)	$—	$—	$(860,801)

^ This Portfolio held futures as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $89,793,000 during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$(167,210)	$167,210	$—

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$171,048,078
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$292,681,931

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$263,819,947
Aggregate gross unrealized depreciation	(12,675,142)

Net unrealized appreciation	$251,144,805

Federal income tax cost of investments	$739,746,307

For the six months ended June 30, 2013, the Portfolio incurred approximately $3,139 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $577,393,170, which expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $723,805,483)	$990,891,112
Cash	24,381,427
Foreign cash (Cost $26)	26
Cash held as collateral at broker	22,010,000
Receivable for securities sold	53,712,945
Dividends, interest and other receivables	1,812,545
Receivable from Separate Accounts for Trust shares sold	114,127
Other assets	8,591

Total assets	1,092,930,773

LIABILITIES
Payable for securities purchased	52,109,472
Payable to Separate Accounts for Trust shares redeemed	675,712
Investment management fees payable	616,499
Due to broker for futures variation margin	167,210
Administrative fees payable	145,899
Distribution fees payable - Class B	90,235
Trustees’ fees payable	27,160
Distribution fees payable - Class A	2,384
Accrued expenses	98,402

Total liabilities	53,932,973

NET ASSETS	$1,038,997,800

Net assets were comprised of:
Paid in capital	$1,301,106,136
Accumulated undistributed net investment income (loss)	7,490,701
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(535,924,732)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	266,325,695

Net assets	$1,038,997,800

Class A
Net asset value, offering and redemption price per share, $11,483,906 / 954,439 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.03

Class B
Net asset value, offering and redemption price per share, $433,941,584 / 36,051,354 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.04

Class K
Net asset value, offering and redemption price per share, $593,572,310 / 49,268,740 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.05

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $43,891 foreign withholding tax)	$12,466,085
Interest	47,220

Total income	12,513,305

EXPENSES
Investment management fees	4,055,675
Administrative fees	845,344
Distribution fees - Class B	540,272
Custodian fees	62,284
Printing and mailing expenses	53,563
Professional fees	38,788
Distribution fees - Class A	14,121
Trustees’ fees	11,796
Miscellaneous	10,610

Gross expenses	5,632,453
Less: Waiver from investment advisor	(98,274)
Fees paid indirectly	(32,432)

Net expenses	5,501,747

NET INVESTMENT INCOME (LOSS)	7,011,558

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	60,963,973
Futures	15,340,442
Foreign currency transactions	(434)

Net realized gain (loss)	76,303,981

Change in unrealized appreciation (depreciation) on:
Securities	79,369,648
Futures	(860,801)
Foreign currency translations	(4,845)

Net change in unrealized appreciation (depreciation)	78,504,002

NET REALIZED AND UNREALIZED GAIN (LOSS)	154,807,983

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$161,819,541

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,011,558	$14,998,231
Net realized gain (loss) on investments, futures and foreign currency transactions	76,303,981	67,006,656
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	78,504,002	84,753,393

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	161,819,541	166,758,280

DIVIDENDS:
Dividends from net investment income
Class A	—	(126,467)
Class B	—	(4,854,673)
Class K	—	(10,046,122)

TOTAL DIVIDENDS	—	(15,027,262)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 24,929 and 456,295 shares, respectively ]	289,296	4,429,876
Capital shares issued in reinvestment of dividends [ 0 and 11,965 shares, respectively ]	—	126,467
Capital shares repurchased [ (81,328) and (3,092,163) shares, respectively ]	(945,073)	(31,056,622)

Total Class A transactions	(655,777)	(26,500,279)

Class B
Capital shares sold [ 812,103 and 1,797,474 shares, respectively ]	9,412,588	17,682,733
Capital shares issued in reinvestment of dividends [ 0 and 459,167 shares, respectively ]	—	4,854,673
Capital shares repurchased [ (3,678,237) and (7,526,693) shares, respectively ]	(42,841,658)	(75,128,646)

Total Class B transactions	(33,429,070)	(52,591,240)

Class K
Capital shares sold [ 529,581 and 2,875,336 shares, respectively ]	6,116,422	28,983,175
Capital shares issued in reinvestment of dividends [ 0 and 950,578 shares, respectively ]	—	10,046,122
Capital shares repurchased [ (17,769,521) and (11,848,056) shares, respectively ]	(205,542,607)	(118,857,296)

Total Class K transactions	(199,426,185)	(79,827,999)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(233,511,032)	(158,919,518)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(71,691,491)	(7,188,500)
NET ASSETS:
Beginning of period	1,110,689,291	1,117,877,791

End of period (a)	$1,038,997,800	$1,110,689,291

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$7,490,701	$479,143

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class A		2012	2011	2010	2009		2008
Net asset value, beginning of period	$10.43	$9.14	$9.78	$8.72	$7.21		$11.79

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.11 (e)	0.10 (e)	0.10 (e)	0.15	(e)	0.18 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.54	1.31	(0.62)	1.07	1.53		(4.58)

Total from investment operations	1.60	1.42	(0.52)	1.17	1.68		(4.40)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.12)	(0.11)	(0.17)		(0.16)
Distributions from net realized gains	—	—	—	—	—		(0.02)

Total dividends and distributions	—	(0.13)	(0.12)	(0.11)	(0.17)		(0.18)

Net asset value, end of period	$12.03	$10.43	$9.14	$9.78	$8.72		$7.21

Total return (b)	15.34%	15.47%	(5.23)%	13.39%	23.29%		(37.33)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,484	$10,546	$33,205	$885,584	$1,018,251		$1,180,738
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.16%	0.91%	0.91%	0.93%		1.05%
After waivers and fees paid indirectly (a)	1.14%	1.16%	0.90%	0.91%	0.82	%(c)	1.03%
Before waivers and fees paid indirectly (a)	1.17%	1.17%	0.91%	0.91%	0.93%		1.05%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.12%	1.07%	1.01%	1.13%	1.92%		1.79%
After waivers and fees paid indirectly (a)	1.13%	1.08%	1.01%	1.14%	2.04%		1.82%
Before waivers and fees paid indirectly (a)	1.11%	1.07%	1.01%	1.13%	1.92%		1.79%
Portfolio turnover rate	17%	28%	37%	35%	77%		60%

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
Class B		2012	2011		2010	2009		2008
Net asset value, beginning of period	$10.44	$9.14	$9.78		$8.72	$7.21		$11.79

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.12 (e)	0.09	(e)	0.08 (e)	0.13	(e)	0.15 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.54	1.31	(0.63)		1.06	1.53		(4.57)

Total from investment operations	1.60	1.43	(0.54)		1.14	1.66		(4.42)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.10)		(0.08)	(0.15)		(0.14)
Distributions from net realized gains	—	—	—		—	—		(0.02)

Total dividends and distributions	—	(0.13)	(0.10)		(0.08)	(0.15)		(0.16)

Net asset value, end of period	$12.04	$10.44	$9.14		$9.78	$8.72		$7.21

Total return (b)	15.33%	15.58%	(5.47)%		13.11%	22.97%		(37.49)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$433,942	$406,197	$403,797		$489,324	$484,944		$439,812
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.16%	1.16%		1.16%	1.18%		1.30%
After waivers and fees paid indirectly (a)	1.14%	1.16%	1.15	%(c)	1.16%	1.07	%(c)	1.28%
Before waivers and fees paid indirectly (a)	1.17%	1.17%	1.16%		1.16%	1.18%		1.30%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.12%	1.17%	0.95%		0.88%	1.63%		1.51%
After waivers and fees paid indirectly (a)	1.13%	1.18%	0.95%		0.89%	1.73%		1.53%
Before waivers and fees paid indirectly (a)	1.10%	1.16%	0.95%		0.88%	1.63%		1.51%
Portfolio turnover rate	17%	28%	37%		35%	77%		60%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Class K
Net asset value, beginning of period	$10.43	$9.14	$8.85

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.14 (e)	0.05 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.54	1.30	0.36

Total from investment operations	1.62	1.44	0.41

Less distributions:
Dividends from net investment income	—	(0.15)	(0.12)

Net asset value, end of period	$12.05	$10.43	$9.14

Total return (b)	15.53%	15.76%	4.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$593,572	$693,946	$680,876
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.91%	0.91%
After waivers and fees paid indirectly (a)	0.89%	0.91%	0.90%
Before waivers and fees paid indirectly (a)	0.92%	0.92%	0.91%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.35%	1.42%	1.65%
After waivers and fees paid indirectly (a)	1.36%	1.43%	1.65%
Before waivers and fees paid indirectly (a)	1.34%	1.42%	1.65%
Portfolio turnover rate	17%	28%	37%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER MID CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Information Technology	19.1%
Consumer Discretionary	16.8
Industrials	14.4
Health Care	12.8
Financials	6.3
Energy	3.9
Materials	3.4
Consumer Staples	3.2
Telecommunication Services	0.3
Utilities	0.2
Cash and Other	19.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class A
Actual	$1,000.00	$1,164.50	$6.71
Hypothetical (5% average return before expenses)	1,000.00	1,018.60	6.26
Class B
Actual	1,000.00	1,164.20	6.71
Hypothetical (5% average return before expenses)	1,000.00	1,018.60	6.26
Class K
Actual	1,000.00	1,166.00	5.37
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.25%, 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (16.8%)
Auto Components (0.9%)
Allison Transmission Holdings, Inc.	37,575	$867,231
American Axle & Manufacturing Holdings, Inc.*	4,410	82,158
Cooper Tire & Rubber Co.	709	23,518
Dana Holding Corp.	1,157	22,284
Dorman Products, Inc.	2,388	108,964
Drew Industries, Inc.	2,161	84,970
Gentex Corp.	7,815	180,136
Gentherm, Inc.*	3,147	58,440
Goodyear Tire & Rubber Co.*	23,241	355,355
Lear Corp.	986	59,614
Standard Motor Products, Inc.	1,340	46,016
Stoneridge, Inc.*	2,264	26,353
Tenneco, Inc.*	56,159	2,542,879
Tower International, Inc.*	580	11,478
Visteon Corp.*	4,703	296,853

		4,766,249

Automobiles (0.0%)
Thor Industries, Inc.	4,172	205,179
Winnebago Industries, Inc.*	2,647	55,561

		260,740

Distributors (0.5%)
Core-Mark Holding Co., Inc.	150	9,525
LKQ Corp.*	90,849	2,339,362
Pool Corp.	4,408	231,023
Weyco Group, Inc.	42	1,058

		2,580,968

Diversified Consumer Services (0.9%)
American Public Education, Inc.*	1,667	61,946
Ascent Capital Group, Inc., Class A*	174	13,584
Bright Horizons Family Solutions, Inc.*	1,119	38,840
Capella Education Co.*	1,047	43,608
Carriage Services, Inc.	1,479	25,069
Coinstar, Inc.*	16,859	989,118
Education Management Corp.*	2,261	12,707
Grand Canyon Education, Inc.*	43,491	1,401,715
Hillenbrand, Inc.	5,202	123,339
ITT Educational Services, Inc.*	2,209	53,900
JTH Holding, Inc., Class A*	379	6,159
K12, Inc.*	39,011	1,024,819
LifeLock, Inc.*	5,728	67,075
Lincoln Educational Services Corp.	677	3,568
Mac-Gray Corp.	177	2,513
Matthews International Corp., Class A	1,153	43,468
Service Corp. International	15,624	281,701
Sotheby’s, Inc.	6,454	244,671
Steiner Leisure Ltd.*	443	23,417
Stewart Enterprises, Inc., Class A	6,204	81,210
Strayer Education, Inc.	1,023	49,953
Weight Watchers International, Inc.	1,389	63,894

		4,656,274

Hotels, Restaurants & Leisure (3.5%)
AFC Enterprises, Inc.*	2,260	81,224
Ameristar Casinos, Inc.	2,709	71,220

Bally Technologies, Inc.*	3,653	$206,102
BJ’s Restaurants, Inc.*	2,332	86,517
Bloomin’ Brands, Inc.*	57,434	1,428,958
Bob Evans Farms, Inc.	294	13,812
Boyd Gaming Corp.*	5,349	60,444
Bravo Brio Restaurant Group, Inc.*	1,724	30,722
Brinker International, Inc.	6,671	263,038
Buffalo Wild Wings, Inc.*	25,313	2,484,724
Burger King Worldwide, Inc.	55,589	1,084,541
Caesars Entertainment Corp.*	3,120	42,744
CEC Entertainment, Inc.	1,682	69,029
Cheesecake Factory, Inc.	5,041	211,167
Choice Hotels International, Inc.	136	5,398
Churchill Downs, Inc.	1,297	102,268
Chuy’s Holdings, Inc.*	1,529	58,622
Cracker Barrel Old Country Store, Inc.	1,858	175,878
Del Frisco’s Restaurant Group, Inc.*	458	9,806
Denny’s Corp.*	6,732	37,834
DineEquity, Inc.	820	56,473
Diversified Restaurant Holdings, Inc.*	987	7,856
Domino’s Pizza, Inc.	5,320	309,358
Dunkin’ Brands Group, Inc.	10,077	431,497
Einstein Noah Restaurant Group, Inc.	557	7,909
Fiesta Restaurant Group, Inc.*	1,874	64,447
Ignite Restaurant Group, Inc.*	704	13,284
International Game Technology	24,614	411,300
Interval Leisure Group, Inc.	3,730	74,302
Jack in the Box, Inc.*	30,656	1,204,474
Jamba, Inc.*	1,586	23,679
Krispy Kreme Doughnuts, Inc.*	6,188	107,981
Life Time Fitness, Inc.*	24,417	1,223,536
Melco Crown Entertainment Ltd. (ADR)*	36,260	810,774
Monarch Casino & Resort, Inc.*	431	7,267
Morgans Hotel Group Co.*	1,019	8,213
Multimedia Games Holding Co., Inc.*	2,736	71,328
Nathan’s Famous, Inc.*	256	13,376
Noodles & Co.*	7,200	264,600
Norwegian Cruise Line Holdings Ltd.*	37,490	1,136,322
Orient-Express Hotels Ltd., Class A*	22,497	273,563
Panera Bread Co., Class A*	9,968	1,853,450
Papa John’s International, Inc.*	1,515	99,036
Pinnacle Entertainment, Inc.*	5,109	100,494
Red Robin Gourmet Burgers, Inc.*	1,168	64,450
Ruth’s Hospitality Group, Inc.	3,397	41,002
Scientific Games Corp., Class A*	3,363	37,834
SeaWorld Entertainment, Inc.	2,878	101,018
SHFL Entertainment, Inc.*	5,331	94,412
Six Flags Entertainment Corp.	6,248	219,680
Sonic Corp.*	4,229	61,574
Starwood Hotels & Resorts Worldwide, Inc.	12,930	817,047
Texas Roadhouse, Inc.	5,904	147,718
Vail Resorts, Inc.	3,393	208,737
Wyndham Worldwide Corp.	14,400	824,112

		17,716,151

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Household Durables (1.1%)
American Greetings Corp., Class A	170	$3,097
Beazer Homes USA, Inc.*	1,333	23,354
Blyth, Inc.	883	12,327
Cavco Industries, Inc.*	595	30,018
Ethan Allen Interiors, Inc.	2,019	58,147
EveryWare Global, Inc.*	925	11,229
Hovnanian Enterprises, Inc., Class A*	7,544	42,322
iRobot Corp.*	2,674	106,345
Jarden Corp.*	10,638	465,412
KB Home	7,901	155,097
La-Z-Boy, Inc.	1,293	26,209
Lennar Corp., Class A	9,800	353,192
Libbey, Inc.*	1,991	47,724
M.D.C. Holdings, Inc.	743	24,155
M/I Homes, Inc.*	21,843	501,515
Meritage Homes Corp.*	2,819	122,232
NVR, Inc.*	393	362,346
PulteGroup, Inc.*	23,400	443,898
Ryland Group, Inc.	4,361	174,876
Taylor Morrison Home Corp., Class A*	36,091	879,899
Tempur Sealy International, Inc.*	5,707	250,537
TRI Pointe Homes, Inc.*	82	1,360
Tupperware Brands Corp.	5,003	388,683
Universal Electronics, Inc.*	136	3,826
Whirlpool Corp.	7,530	861,131
William Lyon Homes, Class A*	1,298	32,723

		5,381,654

Internet & Catalog Retail (2.1%)
1-800-FLOWERS.COM, Inc., Class A*	1,869	11,569
Blue Nile, Inc.*	21,573	815,028
Groupon, Inc.*	39,697	337,424
HomeAway, Inc.*	95,189	3,078,412
HSN, Inc.	3,201	171,958
Liberty Ventures*	3,476	295,495
Netflix, Inc.*	6,270	1,323,534
Nutrisystem, Inc.	2,719	32,030
Orbitz Worldwide, Inc.*	2,287	18,365
Overstock.com, Inc.*	1,061	29,920
PetMed Express, Inc.	1,911	24,079
Shutterfly, Inc.*	62,779	3,502,440
TripAdvisor, Inc.*	17,610	1,071,921
Valuevision Media, Inc., Class A*	3,229	16,500
Vitacost.com, Inc.*	2,106	17,796

		10,746,471

Leisure Equipment & Products (0.2%)
Arctic Cat, Inc.	1,249	56,180
Brunswick Corp.	8,096	258,667
Marine Products Corp.	960	7,699
Nautilus, Inc.*	2,926	25,427
Polaris Industries, Inc.	6,125	581,875
Smith & Wesson Holding Corp.*	6,076	60,639
Sturm Ruger & Co., Inc.	1,829	87,865

		1,078,352

Media (1.2%)
AMC Networks, Inc., Class A*	5,684	371,790
Arbitron, Inc.	2,539	117,937

Belo Corp., Class A	3,244	$45,254
Cablevision Systems Corp. - New York Group, Class A	18,421	309,841
Carmike Cinemas, Inc.*	480	9,293
Cinemark Holdings, Inc.	10,907	304,523
Clear Channel Outdoor Holdings, Inc., Class A*	3,992	29,780
Crown Media Holdings, Inc., Class A*	609	1,504
Cumulus Media, Inc., Class A*	5,521	18,716
Entravision Communications Corp., Class A	5,216	32,078
Fisher Communications, Inc.	835	34,302
Global Sources Ltd.*	172	1,154
Gray Television, Inc.*	324	2,333
Hemisphere Media Group, Inc.*	808	11,070
Imax Corp.*	68,530	1,703,656
Interpublic Group of Cos., Inc.	18,423	268,055
Lamar Advertising Co., Class A*	7,451	323,373
LIN TV Corp., Class A*	1,666	25,490
Lions Gate Entertainment Corp.*	7,642	209,926
Loral Space & Communications, Inc.	1,233	73,955
Madison Square Garden Co., Class A*	5,779	342,406
McClatchy Co., Class A*	4,574	10,429
MDC Partners, Inc., Class A	818	14,757
Morningstar, Inc.	1,958	151,902
National CineMedia, Inc.	58,368	985,835
Nexstar Broadcasting Group, Inc., Class A	2,777	98,472
ReachLocal, Inc.*	993	12,174
Regal Entertainment Group, Class A	1,714	30,681
Rentrak Corp.*	919	18,444
Saga Communications, Inc., Class A	127	5,831
Sinclair Broadcast Group, Inc., Class A	6,471	190,118
Starz, Class A*	9,728	214,989
World Wrestling Entertainment, Inc., Class A	314	3,237

		5,973,305

Multiline Retail (0.0%)
Big Lots, Inc.*	1,460	46,034
Bon-Ton Stores, Inc.	1,193	21,534
Dillard’s, Inc., Class A	1,718	140,824
Gordmans Stores, Inc.*	218	2,967

		211,359

Specialty Retail (4.8%)
Aaron’s, Inc.	1,084	30,363
Abercrombie & Fitch Co., Class A	864	39,096
Aeropostale, Inc.*	7,421	102,410
American Eagle Outfitters, Inc.	11,736	214,299
America’s Car-Mart, Inc.*	583	25,209
ANN, Inc.*	4,461	148,105
Asbury Automotive Group, Inc.*	2,600	104,260
Ascena Retail Group, Inc.*	1,744	30,433
AutoNation, Inc.*	4,804	208,446
Barnes & Noble, Inc.*	263	4,197
Big 5 Sporting Goods Corp.	1,585	34,791
Brown Shoe Co., Inc.	2,531	54,492

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Buckle, Inc.	2,642	$137,437
Cabela’s, Inc.*	26,195	1,696,388
CarMax, Inc.*	29,743	1,372,937
Cato Corp., Class A	529	13,204
Chico’s FAS, Inc.	14,351	244,828
Children’s Place Retail Stores, Inc.*	745	40,826
Christopher & Banks Corp.*	3,421	23,058
Citi Trends, Inc.*	48,054	698,225
Conn’s, Inc.*	2,122	109,835
Destination Maternity Corp.	1,143	28,118
Dick’s Sporting Goods, Inc.	57,044	2,855,623
DSW, Inc., Class A	14,656	1,076,776
Express, Inc.*	8,073	169,291
Finish Line, Inc., Class A	1,594	34,845
Five Below, Inc.*	25,592	940,762
Foot Locker, Inc.	1,676	58,878
Francesca’s Holdings Corp.*	69,232	1,923,957
Genesco, Inc.*	1,635	109,529
GNC Holdings, Inc., Class A	9,295	410,932
Haverty Furniture Cos., Inc.	437	10,055
Hibbett Sports, Inc.*	2,458	136,419
Jos. A. Bank Clothiers, Inc.*	392	16,197
Kirkland’s, Inc.*	926	15,974
Lithia Motors, Inc., Class A	18,998	1,012,783
Lumber Liquidators Holdings, Inc.*	20,358	1,585,277
Mattress Firm Holding Corp.*	23,469	945,801
Monro Muffler Brake, Inc.	2,958	142,132
New York & Co., Inc.*	1,631	10,357
Office Depot, Inc.*	5,814	22,500
Pacific Sunwear of California, Inc.*	3,837	14,005
Penske Automotive Group, Inc.	898	27,425
Pier 1 Imports, Inc.	46,686	1,096,654
Restoration Hardware Holdings, Inc.*	15,774	1,183,050
rue21, Inc.*	1,388	57,755
Sally Beauty Holdings, Inc.*	16,053	499,248
Sears Hometown and Outlet Stores, Inc.*	528	23,084
Select Comfort Corp.*	4,949	124,022
Signet Jewelers Ltd.	661	44,571
Sonic Automotive, Inc., Class A	940	19,872
Stein Mart, Inc.	1,381	18,851
Tile Shop Holdings, Inc.*	1,742	50,448
Tilly’s, Inc., Class A*	870	13,920
Tractor Supply Co.	12,415	1,460,128
Ulta Salon Cosmetics & Fragrance, Inc.*	6,021	603,063
Urban Outfitters, Inc.*	18,910	760,560
Vitamin Shoppe, Inc.*	21,870	980,651
Wet Seal, Inc., Class A*	8,395	39,540
Williams-Sonoma, Inc.	9,237	516,256
Winmark Corp.	213	13,817
Zumiez, Inc.*	1,998	57,442

		24,443,407

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.	5,602	414,940
Crocs, Inc.*	7,205	118,882
Culp, Inc.	668	11,617
Deckers Outdoor Corp.*	1,431	72,280
Fossil Group, Inc.*	4,864	502,500
G-III Apparel Group Ltd.*	1,202	57,840

Hanesbrands, Inc.	9,321	$479,286
Iconix Brand Group, Inc.*	40,111	1,179,664
Movado Group, Inc.	98	3,315
Oxford Industries, Inc.	1,274	79,498
PVH Corp.	6,510	814,075
Quiksilver, Inc.*	9,154	58,952
R.G. Barry Corp.	83	1,348
Samsonite International S.A.	319,680	769,931
Steven Madden Ltd.*	3,793	183,505
True Religion Apparel, Inc.	2,269	71,837
Tumi Holdings, Inc.*	4,521	108,504
Under Armour, Inc., Class A*	32,399	1,934,544
Vera Bradley, Inc.*	2,048	44,360
Wolverine World Wide, Inc.	27,946	1,526,131

		8,433,009

Total Consumer Discretionary		86,247,939

Consumer Staples (3.2%)
Beverages (0.4%)
Boston Beer Co., Inc., Class A*	6,780	1,156,939
Coca-Cola Bottling Co. Consolidated	442	27,028
Craft Brew Alliance, Inc.*	348	2,868
Monster Beverage Corp.*	16,770	1,019,113
National Beverage Corp.	1,082	18,903

		2,224,851

Food & Staples Retailing (0.6%)
Arden Group, Inc., Class A	108	11,922
Casey’s General Stores, Inc.	18,527	1,114,584
Chefs’ Warehouse, Inc.*	1,312	22,566
Fairway Group Holdings Corp.*	615	14,865
Fresh Market, Inc.*	3,880	192,914
Harris Teeter Supermarkets, Inc.	534	25,023
Natural Grocers by Vitamin Cottage, Inc.*	832	25,792
Pantry, Inc.*	176	2,144
Pricesmart, Inc.	1,786	156,507
Rite Aid Corp.*	41,910	119,863
SUPERVALU, Inc.*	14,269	88,753
Susser Holdings Corp.*	1,705	81,635
United Natural Foods, Inc.*	4,664	251,809
Village Super Market, Inc., Class A	382	12,640
Whole Foods Market, Inc.	18,380	946,203

		3,067,220

Food Products (1.6%)
Alico, Inc.	235	9,426
Annie’s, Inc.*	1,290	55,135
B&G Foods, Inc.	5,001	170,284
Boulder Brands, Inc.*	5,314	64,034
Calavo Growers, Inc.	1,160	31,540
Cal-Maine Foods, Inc.	1,200	55,812
Darling International, Inc.*	2,998	55,943
Farmer Bros Co.*	547	7,691
Flowers Foods, Inc.	16,176	356,681
Green Mountain Coffee Roasters, Inc.*	37,470	2,812,498
Hain Celestial Group, Inc.*	14,032	911,659
Hillshire Brands Co.	11,632	384,787

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Ingredion, Inc.	895	$58,730
Inventure Foods, Inc.*	1,401	11,712
J&J Snack Foods Corp.	1,413	109,931
Lancaster Colony Corp.	1,751	136,560
Lifeway Foods, Inc.	439	7,621
Limoneira Co.	953	19,756
Omega Protein Corp.*	141	1,266
Pilgrim’s Pride Corp.*	5,725	85,532
Pinnacle Foods, Inc.	1,817	43,881
Sanderson Farms, Inc.	2,177	144,596
Seaboard Corp.	2	5,416
Snyders-Lance, Inc.	686	19,489
SunOpta, Inc.*	112,000	850,080
Tootsie Roll Industries, Inc.	1,739	55,265
TreeHouse Foods, Inc.*	20,035	1,313,094
WhiteWave Foods Co., Class A*	13,091	212,729

		7,991,148

Household Products (0.2%)
Central Garden & Pet Co., Class A*	480	3,312
Oil-Dri Corp. of America	105	2,885
Orchids Paper Products Co.	489	12,836
Spectrum Brands Holdings, Inc.	15,821	899,740
WD-40 Co.	1,465	79,813

		998,586

Personal Products (0.4%)
Coty, Inc., Class A*	50,040	859,687
Elizabeth Arden, Inc.*	2,057	92,709
Female Health Co.	2,010	19,819
Herbalife Ltd.	8,061	363,874
Inter Parfums, Inc.	1,088	31,030
Lifevantage Corp.*	10,676	24,768
Medifast, Inc.*	1,308	33,694
Nu Skin Enterprises, Inc., Class A	5,524	337,627
Prestige Brands Holdings, Inc.*	4,832	140,804
Revlon, Inc., Class A*	348	7,677
Star Scientific, Inc.*	15,610	21,698
Synutra International, Inc.*	1,516	7,716
USANA Health Sciences, Inc.*	572	41,401

		1,982,504

Tobacco (0.0%)
Vector Group Ltd.	4,205	68,205

Total Consumer Staples		16,332,514

Energy (3.9%)
Energy Equipment & Services (1.7%)
Atwood Oceanics, Inc.*	1,008	52,466
C&J Energy Services, Inc.*	47,600	922,012
CARBO Ceramics, Inc.	812	54,753
Dresser-Rand Group, Inc.*	7,204	432,096
Dril-Quip, Inc.*	3,838	346,533
FMC Technologies, Inc.*	14,320	797,338
Forum Energy Technologies, Inc.*	1,862	56,661
Geospace Technologies Corp.*	1,222	84,416
Global Geophysical Services, Inc.*	216	1,019
Hornbeck Offshore Services, Inc.*	181	9,683
ION Geophysical Corp.*	2,773	16,693
Key Energy Services, Inc.*	145,300	864,535
Lufkin Industries, Inc.	3,208	283,812

Matrix Service Co.*	407	$6,341
Newpark Resources, Inc.*	6,567	72,171
Nuverra Environmental Solutions, Inc.*	663	1,923
Oceaneering International, Inc.	27,743	2,003,045
Oil States International, Inc.*	9,526	882,489
PHI, Inc. (Non-Voting)*	76	2,607
Pioneer Energy Services Corp.*	120,200	795,724
RigNet, Inc.*	1,127	28,716
RPC, Inc.	4,792	66,178
SEACOR Holdings, Inc.	160	13,288
TGC Industries, Inc.	1,320	10,850
Trican Well Service Ltd.	61,610	818,967

		8,624,316

Oil, Gas & Consumable Fuels (2.2%)
Abraxas Petroleum Corp.*	7,828	16,439
Adams Resources & Energy, Inc.	16	1,102
Amyris, Inc.*	2,438	7,046
Apco Oil and Gas International, Inc.*	156	1,799
Approach Resources, Inc.*	1,850	45,454
Berry Petroleum Co., Class A	1,595	67,500
Bill Barrett Corp.*	1,331	26,913
Bonanza Creek Energy, Inc.*	2,781	98,614
Cabot Oil & Gas Corp.	10,730	762,045
Carrizo Oil & Gas, Inc.*	3,271	92,667
Cheniere Energy, Inc.*	22,822	633,539
Clean Energy Fuels Corp.*	6,450	85,140
Cobalt International Energy, Inc.*	15,872	421,719
Concho Resources, Inc.*	8,990	752,643
Contango Oil & Gas Co.	234	7,898
Crosstex Energy, Inc.	4,111	81,233
CVR Energy, Inc.	1,478	70,057
Delek U.S. Holdings, Inc.	2,297	66,108
Diamondback Energy, Inc.*	1,684	56,111
EPL Oil & Gas, Inc.*	915	26,864
Evolution Petroleum Corp.*	1,618	17,652
EXCO Resources, Inc.	6,579	50,264
Forest Oil Corp.*	1,457	5,959
FX Energy, Inc.*	5,081	16,310
Gastar Exploration Ltd.*	5,800	15,486
Goodrich Petroleum Corp.*	2,503	32,038
Gulfport Energy Corp.*	5,963	280,678
Isramco, Inc.*	90	8,386
KiOR, Inc., Class A*	4,121	23,531
Kodiak Oil & Gas Corp.*	25,110	223,228
Kosmos Energy Ltd.*	9,541	96,937
Laredo Petroleum Holdings, Inc.*	3,244	66,697
Magnum Hunter Resources Corp.*	5,132	18,732
Oasis Petroleum, Inc.*	28,435	1,105,268
Panhandle Oil and Gas, Inc., Class A	623	17,756
PetroQuest Energy, Inc.*	5,004	19,816
Pioneer Natural Resources Co.	6,670	965,482
QEP Resources, Inc.	1,708	47,448
Quicksilver Resources, Inc.*	1,976	3,320
Renewable Energy Group, Inc.*	411	5,849
Rentech, Inc.	16,840	35,364
REX American Resources Corp.*	67	1,928
Rex Energy Corp.*	64,067	1,126,298

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Rosetta Resources, Inc.*	5,778	$245,681
Sanchez Energy Corp.*	56,579	1,299,054
SemGroup Corp., Class A	3,698	199,174
SM Energy Co.	19,188	1,150,896
Solazyme, Inc.*	4,514	52,904
Synergy Resources Corp.*	49,628	363,277
Targa Resources Corp.	3,110	200,066
Triangle Petroleum Corp.*	792	5,552
Uranium Energy Corp.*	8,065	14,436
Ur-Energy, Inc.*	2,264	3,034
VAALCO Energy, Inc.*	2,779	15,896
Western Refining, Inc.	2,890	81,122
World Fuel Services Corp.	1,301	52,014
ZaZa Energy Corp.*	1,230	1,476

		11,189,900

Total Energy		19,814,216

Financials (6.3%)
Capital Markets (1.7%)
Affiliated Managers Group, Inc.*	8,710	1,427,917
Artisan Partners Asset Management, Inc.*	500	24,955
BGC Partners, Inc., Class A	11,997	70,662
Cohen & Steers, Inc.	1,781	60,518
Diamond Hill Investment Group, Inc.	268	22,793
Eaton Vance Corp.	11,353	426,759
Evercore Partners, Inc., Class A	32,487	1,276,089
Federated Investors, Inc., Class B	6,469	177,315
Financial Engines, Inc.	4,627	210,945
FXCM, Inc., Class A	3,442	56,483
GAMCO Investors, Inc., Class A	573	31,750
Greenhill & Co., Inc.	2,666	121,943
Hannon Armstrong Sustainable Infrastructure Capital, Inc.*	1,378	16,371
HFF, Inc., Class A	2,654	47,162
ICG Group, Inc.*	205	2,337
INTL FCStone, Inc.*	407	7,102
Ladenburg Thalmann Financial Services, Inc.*	9,830	16,220
Lazard Ltd., Class A	45,767	1,471,409
LPL Financial Holdings, Inc.	4,206	158,819
Main Street Capital Corp.	214	5,926
Manning & Napier, Inc.	33,000	586,080
Pzena Investment Management, Inc., Class A	1,048	6,833
SEI Investments Co.	12,901	366,775
Stifel Financial Corp.*	26,136	932,271
Virtus Investment Partners, Inc.*	4,748	836,930
Waddell & Reed Financial, Inc., Class A	8,128	353,568
Westwood Holdings Group, Inc.	662	28,413
WisdomTree Investments, Inc.*	9,494	109,846

		8,854,191

Commercial Banks (1.2%)
Bank of the Ozarks, Inc.	2,100	90,993
Eagle Bancorp, Inc.*	1	16
First Financial Bankshares, Inc.	2,019	112,378
First Republic Bank/California	22,657	871,841
Home BancShares, Inc./Arkansas	1,119	29,061

IBERIABANK Corp.	18,846	$1,010,334
Independent Bank Group, Inc.*	10,400	316,160
Penns Woods Bancorp, Inc.	27	1,130
SCBT Financial Corp.	78	3,930
Signature Bank/New York*	22,076	1,832,750
SVB Financial Group*	14,320	1,193,142
TCF Financial Corp.	63,500	900,430

		6,362,165

Consumer Finance (0.2%)
Consumer Portfolio Services, Inc.*	909	6,672
Credit Acceptance Corp.*	673	70,699
Encore Capital Group, Inc.*	1,712	56,684
First Cash Financial Services, Inc.*	2,760	135,820
Netspend Holdings, Inc.*	29,617	472,984
Portfolio Recovery Associates, Inc.*	1,599	245,654
Regional Management Corp.*	265	6,625
World Acceptance Corp.*	879	76,420

		1,071,558

Diversified Financial Services (0.5%)
CBOE Holdings, Inc.	8,250	384,780
IntercontinentalExchange, Inc.*	5,800	1,031,008
MarketAxess Holdings, Inc.	3,549	165,915
MSCI, Inc.*	4,788	159,297
Platform Acquisition Holdings Ltd.*	68,000	727,600

		2,468,600

Insurance (1.0%)
Allied World Assurance Co. Holdings AG	1,084	99,197
Ambac Financial Group, Inc.*	878	20,923
American Equity Investment Life Holding Co.	457	7,175
American Financial Group, Inc.	998	48,812
American Safety Insurance Holdings Ltd.*	74	2,142
Amtrust Financial Services, Inc.	2,146	76,612
Aon plc	13,580	873,873
Arch Capital Group Ltd.*	795	40,871
Argo Group International Holdings Ltd.	854	36,201
Arthur J. Gallagher & Co.	11,989	523,800
Assured Guaranty Ltd.	40,520	893,871
Axis Capital Holdings Ltd.	2,870	131,389
Brown & Brown, Inc.	5,098	164,360
Crawford & Co., Class B	892	5,013
Eastern Insurance Holdings, Inc.	100	1,875
eHealth, Inc.*	1,845	41,918
Employers Holdings, Inc.	1,405	34,352
Endurance Specialty Holdings Ltd.	1,386	71,310
Enstar Group Ltd.*	315	41,889
Erie Indemnity Co., Class A	2,354	187,590
Greenlight Capital Reinsurance Ltd., Class A*	659	16,165
Hallmark Financial Services, Inc.*	52	475
Hanover Insurance Group, Inc.	16,206	792,960
HCI Group, Inc.	875	26,880
Health Insurance Innovations, Inc., Class A*	427	4,492

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Infinity Property & Casualty Corp.	530	$31,673
Maiden Holdings Ltd.	591	6,631
Meadowbrook Insurance Group, Inc.	293	2,353
National Interstate Corp.	164	4,797
Tower Group International Ltd.	420	8,614
United Fire Group, Inc.	155	3,849
Universal Insurance Holdings, Inc.	226	1,600
Validus Holdings Ltd.	852	30,774
XL Group plc	26,770	811,666

		5,046,102

Real Estate Investment Trusts (REITs) (1.2%)
Acadia Realty Trust (REIT)	968	23,900
Alexander’s, Inc. (REIT)	200	58,742
American Realty Capital Properties, Inc. (REIT)	2,436	37,173
Apartment Investment & Management Co. (REIT), Class A	7,584	227,823
Aviv REIT, Inc. (REIT)	103	2,605
CBL & Associates Properties, Inc. (REIT)	5,041	107,978
Coresite Realty Corp. (REIT)	1,958	62,284
Corrections Corp. of America (REIT)	6,886	233,229
CyrusOne, Inc. (REIT)	9,200	190,808
DuPont Fabros Technology, Inc. (REIT)	2,572	62,114
EastGroup Properties, Inc. (REIT)	2,681	150,860
Equity Lifestyle Properties, Inc. (REIT)	2,851	224,060
Extra Space Storage, Inc. (REIT)	849	35,599
Federal Realty Investment Trust (REIT)	4,055	420,422
GEO Group, Inc. (REIT)	2,959	100,458
Glimcher Realty Trust (REIT)	12,288	134,185
Healthcare Realty Trust, Inc. (REIT)	3,308	84,354
Highwoods Properties, Inc. (REIT)	2,406	85,678
Host Hotels & Resorts, Inc. (REIT)	57,221	965,318
Inland Real Estate Corp. (REIT)	6,898	70,498
Investors Real Estate Trust (REIT)	455	3,913
LTC Properties, Inc. (REIT)	2,833	110,629
National Health Investors, Inc. (REIT)	2,330	139,474
Omega Healthcare Investors, Inc. (REIT)	10,990	340,910
Potlatch Corp. (REIT)	3,818	154,400
PS Business Parks, Inc. (REIT)	1,720	124,132
Rayonier, Inc. (REIT)	11,911	659,750
Regency Centers Corp. (REIT)	3,637	184,796
Ryman Hospitality Properties (REIT)	2,701	105,366
Sabra Health Care REIT, Inc. (REIT)	1,443	37,677
Saul Centers, Inc. (REIT)	748	33,256
Senior Housing Properties Trust (REIT)	1,290	33,450
Sovran Self Storage, Inc. (REIT)	2,705	175,257
Strategic Hotels & Resorts, Inc. (REIT)*	14,444	127,974

Sun Communities, Inc. (REIT)	3,397	$169,035
Tanger Factory Outlet Centers (REIT)	8,933	298,898
Taubman Centers, Inc. (REIT)	1,103	82,890
UMH Properties, Inc. (REIT)	301	3,091
Universal Health Realty Income Trust (REIT)	1,126	48,564
Urstadt Biddle Properties, Inc. (REIT), Class A	1,783	35,963
Washington Real Estate Investment Trust (REIT)	1,768	47,577
Winthrop Realty Trust (REIT)	163	1,961
ZAIS Financial Corp. (REIT)	464	8,431

		6,205,482

Real Estate Management & Development (0.3%)
Forestar Group, Inc.*	371	7,442
Kennedy-Wilson Holdings, Inc.	476	7,921
Realogy Holdings Corp.*	30,212	1,451,384
St. Joe Co.*	421	8,862
Tejon Ranch Co.*	1,214	34,587

		1,510,196

Thrifts & Mortgage Finance (0.2%)
BofI Holding, Inc.*	1,142	52,327
First Federal Bancshares of Arkansas, Inc.*	99	782
Meridian Interstate Bancorp, Inc.*	52	979
MGIC Investment Corp.*	16,868	102,389
Nationstar Mortgage Holdings, Inc.*	2,039	76,340
Northfield Bancorp, Inc./New Jersey	1,220	14,298
Ocwen Financial Corp.*	9,797	403,832
Oritani Financial Corp.	1,359	21,309
Radian Group, Inc.	4,468	51,918
Roma Financial Corp.*	611	11,096
Tree.com, Inc.	391	6,702

		741,972

Total Financials		32,260,266

Health Care (12.8%)
Biotechnology (3.8%)
ACADIA Pharmaceuticals, Inc.*	6,262	113,655
Achillion Pharmaceuticals, Inc.*	9,119	74,593
Acorda Therapeutics, Inc.*	3,837	126,583
Aegerion Pharmaceuticals, Inc.*	2,727	172,728
Alkermes plc*	11,956	342,898
Alnylam Pharmaceuticals, Inc.*	5,186	160,818
AMAG Pharmaceuticals, Inc.*	2,036	45,301
Amarin Corp. plc (ADR)*	95,000	551,000
Amicus Therapeutics, Inc.*	2,744	6,394
Anacor Pharmaceuticals, Inc.*	2,391	13,366
AP Pharma, Inc.*	375,600	134,840
Arena Pharmaceuticals, Inc.*	57,525	442,942
ARIAD Pharmaceuticals, Inc.*	17,471	305,568
ArQule, Inc.*	5,323	12,349
Array BioPharma, Inc.*	11,072	50,267
Astex Pharmaceuticals*	1,273	5,232
BioMarin Pharmaceutical, Inc.*	14,848	828,370
Biotime, Inc.*	3,541	14,022

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Cell Therapeutics, Inc.*	10,582	$11,111
Celldex Therapeutics, Inc.*	63,457	990,564
Cepheid, Inc.*	6,347	218,464
Chelsea Therapeutics International Ltd.*	6,313	14,520
ChemoCentryx, Inc.*	2,309	32,649
Chimerix, Inc.*	795	19,271
Clovis Oncology, Inc.*	4,485	300,405
Coronado Biosciences, Inc.*	2,100	18,060
Cubist Pharmaceuticals, Inc.*	26,613	1,285,408
Curis, Inc.*	5,802	18,508
Cytokinetics, Inc.*	1,866	21,590
Cytori Therapeutics, Inc.*	4,549	10,463
Dendreon Corp.*	14,923	61,483
Durata Therapeutics, Inc.*	1,230	8,856
Dyax Corp.*	10,362	35,853
Dynavax Technologies Corp.*	15,291	16,820
Emergent Biosolutions, Inc.*	454	6,547
Enanta Pharmaceuticals, Inc.*	336	5,951
Epizyme, Inc.*	555	15,612
Exact Sciences Corp.*	49,468	688,100
Exelixis, Inc.*	17,409	79,037
Fibrocell Science, Inc.*	1,565	9,578
Galena Biopharma, Inc.*	7,857	17,443
Genomic Health, Inc.*	1,582	50,165
GTx, Inc.*	2,428	16,025
Halozyme Therapeutics, Inc.*	8,416	66,823
Hyperion Therapeutics, Inc.*	791	17,402
Idenix Pharmaceuticals, Inc.*	8,454	30,519
ImmunoGen, Inc.*	6,131	101,713
Immunomedics, Inc.*	6,563	35,703
Incyte Corp.*	9,735	214,170
Infinity Pharmaceuticals, Inc.*	4,525	73,531
Insmed, Inc.*	2,665	31,873
Insys Therapeutics, Inc.*	479	6,629
Intercept Pharmaceuticals, Inc.*	592	26,545
InterMune, Inc.*	43,567	419,115
Ironwood Pharmaceuticals, Inc.*	8,803	87,590
Isis Pharmaceuticals, Inc.*	20,488	550,513
KaloBios Pharmaceuticals, Inc.*	727	4,115
Keryx Biopharmaceuticals, Inc.*	7,740	57,818
KYTHERA Biopharmaceuticals, Inc.*	960	25,968
Lexicon Pharmaceuticals, Inc.*	19,930	43,248
Ligand Pharmaceuticals, Inc., Class B*	1,687	63,128
MannKind Corp.*	14,085	91,552
Medivation, Inc.*	7,092	348,926
MEI Pharma, Inc.*	896	6,388
Merrimack Pharmaceuticals, Inc.*	8,568	57,663
MiMedx Group, Inc.*	7,938	56,042
Momenta Pharmaceuticals, Inc.*	3,721	56,038
Myriad Genetics, Inc.*	7,532	202,385
Nanosphere, Inc.*	3,955	12,142
Neurocrine Biosciences, Inc.*	6,322	84,588
NewLink Genetics Corp.*	1,602	31,591
Novavax, Inc.*	12,820	26,281
NPS Pharmaceuticals, Inc.*	6,106	92,201
OncoGenex Pharmaceutical, Inc.*	1,400	13,720
Onyx Pharmaceuticals, Inc.*	24,899	2,713,991
Opko Health, Inc.*	13,431	95,360

Orexigen Therapeutics, Inc.*	8,943	$52,317
Osiris Therapeutics, Inc.*	1,580	15,911
OvaScience, Inc.*	837	11,492
PDL BioPharma, Inc.	13,193	101,850
Peregrine Pharmaceuticals, Inc.*	12,931	16,681
Pharmacyclics, Inc.*	18,168	1,443,811
Portola Pharmaceuticals, Inc.*	912	22,408
Progenics Pharmaceuticals, Inc.*	3,893	17,363
Puma Biotechnology, Inc.*	23,393	1,037,947
Quintiles Transnational Holdings, Inc.*	22,225	945,896
Raptor Pharmaceutical Corp.*	5,256	49,144
Receptos, Inc.*	541	10,760
Regeneron Pharmaceuticals, Inc.*	2,560	575,693
Regulus Therapeutics, Inc.*	857	8,407
Repligen Corp.*	2,971	24,481
Sangamo BioSciences, Inc.*	5,095	39,792
Sarepta Therapeutics, Inc.*	3,017	114,797
Seattle Genetics, Inc.*	9,496	298,744
SIGA Technologies, Inc.*	3,228	9,168
Stemline Therapeutics, Inc.*	862	20,550
Sunesis Pharmaceuticals, Inc.*	3,053	15,906
Synageva BioPharma Corp.*	1,613	67,746
Synergy Pharmaceuticals, Inc.*	7,593	32,802
Synta Pharmaceuticals Corp.*	3,854	19,231
Tesaro, Inc.*	1,264	41,383
Tetraphase Pharmaceuticals, Inc.*	1,070	7,522
TG Therapeutics, Inc.*	1,197	7,649
Theravance, Inc.*	6,902	265,934
Threshold Pharmaceuticals, Inc.*	4,474	23,533
Trius Therapeutics, Inc.*	3,514	28,534
United Therapeutics Corp.*	4,399	289,542
Vanda Pharmaceuticals, Inc.*	2,693	21,759
Verastem, Inc.*	1,349	18,724
Vertex Pharmaceuticals, Inc.*	9,729	777,055
Vical, Inc.*	6,592	20,633
XOMA Corp.*	5,238	19,014
ZIOPHARM Oncology, Inc.*	6,389	13,417

		19,586,276

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.	2,091	99,343
ABIOMED, Inc.*	3,659	78,888
Accuray, Inc.*	7,033	40,369
Align Technology, Inc.*	25,758	954,076
Analogic Corp.	521	37,944
Anika Therapeutics, Inc.*	672	11,424
Antares Pharma, Inc.*	10,696	44,495
ArthroCare Corp.*	2,185	75,448
AtriCure, Inc.*	1,956	18,582
Atrion Corp.	149	32,588
Biolase, Inc.*	2,730	9,773
Boston Scientific Corp.*	83,924	777,975
Cantel Medical Corp.	2,070	70,111
Cardiovascular Systems, Inc.*	1,996	42,315
Cerus Corp.*	6,549	28,947
Cooper Cos., Inc.	3,384	402,865
CryoLife, Inc.	176	1,102
Cyberonics, Inc.*	2,614	135,823
Cynosure, Inc., Class A*	625	16,238
DexCom, Inc.*	100,742	2,261,658

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Endologix, Inc.*	5,937	$78,843
Exactech, Inc.*	170	3,358
GenMark Diagnostics, Inc.*	2,743	28,363
Globus Medical, Inc., Class A*	5,155	86,913
Greatbatch, Inc.*	38,800	1,272,252
Haemonetics Corp.*	4,830	199,721
HeartWare International, Inc.*	27,161	2,583,283
Hologic, Inc.*	78,737	1,519,624
ICU Medical, Inc.*	1,111	80,059
IDEXX Laboratories, Inc.*	5,116	459,314
Insulet Corp.*	5,057	158,840
Integra LifeSciences Holdings Corp.*	1,029	37,692
MAKO Surgical Corp.*	3,982	47,983
Masimo Corp.	4,608	97,690
Medical Action Industries, Inc.*	540	4,158
Meridian Bioscience, Inc.	3,926	84,409
Natus Medical, Inc.*	1,697	23,164
Navidea Biopharmaceuticals, Inc.*	9,680	25,846
Neogen Corp.*	19,462	1,081,309
NuVasive, Inc.*	897	22,237
NxStage Medical, Inc.*	5,643	80,582
PhotoMedex, Inc.*	429	6,838
Quidel Corp.*	2,660	67,910
ResMed, Inc.	13,474	608,082
Rochester Medical Corp.*	1,047	15,422
Rockwell Medical, Inc.*	628	2,267
Sirona Dental Systems, Inc.*	16,795	1,106,455
Spectranetics Corp.*	3,823	71,414
STAAR Surgical Co.*	3,254	33,028
STERIS Corp.	5,568	238,756
SurModics, Inc.*	1,359	27,194
TearLab Corp.*	2,415	25,647
Thoratec Corp.*	24,622	770,915
Unilife Corp.*	8,657	27,443
Utah Medical Products, Inc.	315	17,104
Vascular Solutions, Inc.*	1,571	23,109
Volcano Corp.*	37,361	677,355
West Pharmaceutical Services, Inc.	3,266	229,469
Zeltiq Aesthetics, Inc.*	1,651	10,550

		17,074,562

Health Care Providers & Services (2.2%)
Acadia Healthcare Co., Inc.*	63,226	2,090,884
Accretive Health, Inc.*	5,567	60,179
Addus HomeCare Corp.*	57	1,125
Air Methods Corp.	3,679	124,645
Alliance HealthCare Services, Inc.*	183	2,862
AMN Healthcare Services, Inc.*	4,345	62,220
Amsurg Corp.*	886	31,099
Bio-Reference Labs, Inc.*	2,317	66,614
BioScrip, Inc.*	1,320	21,780
Brookdale Senior Living, Inc.*	9,398	248,483
Capital Senior Living Corp.*	2,708	64,721
Catamaran Corp.*	35,286	1,719,134
Centene Corp.*	5,148	270,064
Chemed Corp.	1,784	129,215
Chindex International, Inc.*	238	3,860
Community Health Systems, Inc.	696	32,628
Corvel Corp.*	1,312	38,402
Emeritus Corp.*	3,812	88,362
Ensign Group, Inc.	1,742	61,353
ExamWorks Group, Inc.*	2,857	60,654
Gentiva Health Services, Inc.*	2,951	29,392

Hanger, Inc.*	1,412	$44,662
Health Management Associates, Inc., Class A*	24,521	385,470
HealthSouth Corp.*	6,909	198,979
Healthways, Inc.*	2,116	36,776
IPC The Hospitalist Co., Inc.*	1,588	81,560
Landauer, Inc.	903	43,624
MEDNAX, Inc.*	12,665	1,159,861
Molina Healthcare, Inc.*	2,677	99,531
MWI Veterinary Supply, Inc.*	7,910	974,828
National Research Corp., Class A*	244	4,392
National Research Corp., Class B	134	4,682
Owens & Minor, Inc.	1,275	43,133
Patterson Cos., Inc.	7,402	278,315
Providence Service Corp.*	1,002	29,148
Skilled Healthcare Group, Inc., Class A*	1,757	11,737
Team Health Holdings, Inc.*	17,953	737,330
Tenet Healthcare Corp.*	9,787	451,181
Triple-S Management Corp., Class B*	120	2,576
U.S. Physical Therapy, Inc.	1,145	31,648
Universal Health Services, Inc., Class B	5,772	386,493
Vanguard Health Systems, Inc.*	29,163	604,841
WellCare Health Plans, Inc.*	10,301	572,221

		11,390,664

Health Care Technology (0.4%)
athenahealth, Inc.*	3,475	294,402
Computer Programs & Systems, Inc.	1,048	51,499
Greenway Medical Technologies*	1,350	16,659
HealthStream, Inc.*	1,909	48,336
HMS Holdings Corp.*	53,297	1,241,820
MedAssets, Inc.*	5,755	102,094
Medidata Solutions, Inc.*	2,514	194,709
Merge Healthcare, Inc.*	6,159	22,172
Omnicell, Inc.*	1,837	37,750
Quality Systems, Inc.	3,774	70,612
Vocera Communications, Inc.*	1,679	24,681

		2,104,734

Life Sciences Tools & Services (1.2%)
Accelerate Diagnostics, Inc.*	973	7,901
Bruker Corp.*	10,342	167,023
Cambrex Corp.*	1,385	19,348
Charles River Laboratories International, Inc.*	2,091	85,794
Covance, Inc.*	16,513	1,257,300
Fluidigm Corp.*	2,412	42,114
Furiex Pharmaceuticals, Inc.*	632	21,532
Harvard Bioscience, Inc.*	171	809
ICON plc*	33,768	1,196,400
Illumina, Inc.*	6,370	476,731
Luminex Corp.*	3,536	72,877
Mettler-Toledo International, Inc.*	2,855	574,426
NeoGenomics, Inc.*	3,069	12,215
PAREXEL International Corp.*	38,677	1,776,821
Sequenom, Inc.*	10,878	45,796
Techne Corp.	1,619	111,841

		5,868,928

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Pharmaceuticals (1.9%)
AcelRx Pharmaceuticals, Inc.*	1,971	$18,271
Actavis, Inc.*	7,191	907,648
Akorn, Inc.*	65,116	880,368
Alimera Sciences, Inc.*	1,591	7,764
Ampio Pharmaceuticals, Inc.*	2,712	15,648
Auxilium Pharmaceuticals, Inc.*	4,664	77,562
AVANIR Pharmaceuticals, Inc., Class A*	13,748	63,241
BioDelivery Sciences International, Inc.*	2,767	11,234
Cadence Pharmaceuticals, Inc.*	5,854	39,924
Cempra, Inc.*	1,380	10,805
Corcept Therapeutics, Inc.*	5,219	9,029
Depomed, Inc.*	5,361	30,075
Endo Health Solutions, Inc.*	29,061	1,069,154
Endocyte, Inc.*	2,891	37,959
Forest Laboratories, Inc.*	21,650	887,650
Hi-Tech Pharmacal Co., Inc.	367	12,184
Horizon Pharma, Inc.*	2,342	5,761
Impax Laboratories, Inc.*	47,500	947,625
Jazz Pharmaceuticals plc*	20,383	1,400,924
Lannett Co., Inc.*	1,530	18,222
Medicines Co.*	5,296	162,905
Nektar Therapeutics*	7,559	87,307
Omeros Corp.*	2,840	14,314
Omthera Pharmaceuticals, Inc.*	555	7,382
Ono Pharmaceutical Co., Ltd.	7,000	474,995
Optimer Pharmaceuticals, Inc.*	4,612	66,736
Pacira Pharmaceuticals, Inc.*	2,604	75,516
Questcor Pharmaceuticals, Inc.	4,906	223,027
Repros Therapeutics, Inc.*	1,767	32,601
Sagent Pharmaceuticals, Inc.*	1,569	32,918
Salix Pharmaceuticals Ltd.*	14,778	977,565
Santarus, Inc.*	5,244	110,386
Sciclone Pharmaceuticals, Inc.*	3,765	18,674
Sucampo Pharmaceuticals, Inc., Class A*	1,282	8,436
Supernus Pharmaceuticals, Inc.*	1,401	9,008
TherapeuticsMD, Inc.*	7,354	22,283
ViroPharma, Inc.*	6,169	176,742
Vivus, Inc.*	9,523	119,799
Warner Chilcott plc, Class A	22,130	439,944
XenoPort, Inc.*	643	3,183
Zogenix, Inc.*	6,757	11,555

		9,526,324

Total Health Care		65,551,488

Industrials (14.4%)
Aerospace & Defense (2.2%)
American Science & Engineering, Inc.	123	6,888
Astronics Corp.*	27,290	1,115,342
B/E Aerospace, Inc.*	8,741	551,382
Cubic Corp.	131	6,301
DigitalGlobe, Inc.*	94,920	2,943,469
Erickson Air-Crane, Inc.*	249	4,684
GenCorp, Inc.*	4,482	72,877
HEICO Corp.	5,020	252,857
Hexcel Corp.*	81,894	2,788,491
Huntington Ingalls Industries, Inc.	4,736	267,489

Innovative Solutions & Support, Inc.	1,160	$7,424
KEYW Holding Corp.*	61,531	815,286
LMI Aerospace, Inc.*	127	2,380
Moog, Inc., Class A*	395	20,354
National Presto Industries, Inc.	38	2,737
Spirit AeroSystems Holdings, Inc., Class A*	1,470	31,576
Taser International, Inc.*	4,859	41,399
Teledyne Technologies, Inc.*	1,099	85,008
TransDigm Group, Inc.	12,826	2,010,732
Triumph Group, Inc.	991	78,438

		11,105,114

Air Freight & Logistics (0.5%)
Echo Global Logistics, Inc.*	66,976	1,305,362
Forward Air Corp.	2,854	109,251
Hub Group, Inc., Class A*	29,498	1,074,317
Pacer International, Inc.*	255	1,609
Park-Ohio Holdings Corp.*	823	27,143
UTi Worldwide, Inc.	6,104	100,533
XPO Logistics, Inc.*	472	8,538

		2,626,753

Airlines (0.7%)
Alaska Air Group, Inc.*	6,138	319,176
Allegiant Travel Co.	12,118	1,284,387
Copa Holdings S.A., Class A	3,144	412,241
Republic Airways Holdings, Inc.*	2,423	27,453
SkyWest, Inc.	262	3,548
Spirit Airlines, Inc.*	50,217	1,595,394
U.S. Airways Group, Inc.*	6,122	100,523

		3,742,722

Building Products (0.7%)
A.O. Smith Corp.	3,126	113,411
AAON, Inc.	1,774	58,684
American Woodmark Corp.*	937	32,514
Apogee Enterprises, Inc.	1,927	46,248
Armstrong World Industries, Inc.*	25,407	1,214,200
Builders FirstSource, Inc.	4,261	25,481
Fortune Brands Home & Security, Inc.	13,713	531,242
Insteel Industries, Inc.	1,583	27,734
Lennox International, Inc.	4,766	307,598
NCI Building Systems, Inc.*	1,640	25,076
Nortek, Inc.*	850	54,765
Owens Corning, Inc.*	21,540	841,783
Patrick Industries, Inc.*	628	13,056
PGT, Inc.*	3,133	27,163
Ply Gem Holdings, Inc.*	9,082	182,185
Simpson Manufacturing Co., Inc.	316	9,297
Trex Co., Inc.*	1,625	77,171
USG Corp.*	7,255	167,228

		3,754,836

Commercial Services & Supplies (1.1%)
A.T. Cross Co., Class A*	849	14,391
Acorn Energy, Inc.	1,726	14,567
Avery Dennison Corp.	2,983	127,553
Brink’s Co.	3,219	82,117
Casella Waste Systems, Inc., Class A*	3,292	14,188

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

CECO Environmental Corp.	789	$9,705
Cenveo, Inc.*	2,535	5,399
Cintas Corp.	2,740	124,780
Clean Harbors, Inc.*	5,723	289,183
Copart, Inc.*	10,564	325,371
Deluxe Corp.	3,129	108,420
EnerNOC, Inc.*	869	11,523
G&K Services, Inc., Class A	305	14,518
Healthcare Services Group, Inc.	6,472	158,693
Heritage-Crystal Clean, Inc.*	756	11,045
Herman Miller, Inc.	5,546	150,130
HNI Corp.	4,071	146,841
InnerWorkings, Inc.*	4,183	45,386
Interface, Inc.	73,615	1,249,246
KAR Auction Services, Inc.	2,680	61,292
Knoll, Inc.	3,090	43,909
McGrath RentCorp	1,154	39,421
Mine Safety Appliances Co.	2,678	124,661
Mobile Mini, Inc.*	34,654	1,148,780
Multi-Color Corp.	698	21,177
Performant Financial Corp.*	2,100	24,339
Pitney Bowes, Inc.	8,273	121,448
R.R. Donnelley & Sons Co.	9,299	130,279
Rollins, Inc.	6,026	156,073
Standard Parking Corp.*	954	20,473
Steelcase, Inc., Class A	916	13,355
Team, Inc.*	1,948	73,732
Tetra Tech, Inc.*	480	11,285
TMS International Corp., Class A	643	9,536
U.S. Ecology, Inc.	1,734	47,581
UniFirst Corp.	762	69,532
Waste Connections, Inc.	11,012	453,034
West Corp.	1,320	29,225

		5,502,188

Construction & Engineering (0.4%)
AECOM Technology Corp.*	934	29,692
Aegion Corp.*	440	9,904
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	9,510	567,367
Comfort Systems USA, Inc.	922	13,756
Dycom Industries, Inc.*	1,168	27,028
Furmanite Corp.*	2,169	14,511
Great Lakes Dredge & Dock Corp.	527	4,121
KBR, Inc.	30,520	991,900
MasTec, Inc.*	5,621	184,931
Pike Electric Corp.	1,324	16,285
Primoris Services Corp.	3,328	65,628
Quanta Services, Inc.*	4,146	109,703
Sterling Construction Co., Inc.*	101	915

		2,035,741

Electrical Equipment (0.8%)
Acuity Brands, Inc.	4,052	306,007
AMETEK, Inc.	28,042	1,186,177
AZZ, Inc.	2,410	92,930
Babcock & Wilcox Co.	7,324	219,940
Belden, Inc.	3,690	184,242
Capstone Turbine Corp.*	28,888	33,799
Coleman Cable, Inc.	817	14,755
Encore Wire Corp.	234	7,979

EnerSys, Inc.	1,489	$73,020
Enphase Energy, Inc.*	1,505	11,634
Franklin Electric Co., Inc.	4,252	143,080
FuelCell Energy, Inc.*	14,964	19,004
Generac Holdings, Inc.	4,871	180,276
General Cable Corp.	367	11,285
Hubbell, Inc., Class B	4,070	402,930
Polypore International, Inc.*	20,807	838,522
Power Solutions International, Inc.*	182	6,113
PowerSecure International, Inc.*	1,785	26,828
Preformed Line Products Co.	28	1,857
Revolution Lighting Technologies, Inc.*	2,628	10,512
SolarCity Corp.*	2,039	77,013
Thermon Group Holdings, Inc.*	2,553	52,081

		3,899,984

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	18,318	1,141,395
Raven Industries, Inc.	3,441	103,161

		1,244,556

Machinery (3.9%)
Accuride Corp.*	3,533	17,877
Actuant Corp., Class A	28,510	939,975
Albany International Corp., Class A	399	13,159
Altra Holdings, Inc.	43,846	1,200,503
Blount International, Inc.*	4,664	55,128
Chart Industries, Inc.*	16,158	1,520,306
CIRCOR International, Inc.	98	4,984
CLARCOR, Inc.	4,699	245,335
Colfax Corp.*	22,194	1,156,529
Columbus McKinnon Corp.*	260	5,543
Commercial Vehicle Group, Inc.*	1,612	12,026
Crane Co.	4,230	253,462
Donaldson Co., Inc.	12,800	456,448
Douglas Dynamics, Inc.	1,908	24,766
Energy Recovery, Inc.*	1,771	7,314
EnPro Industries, Inc.*	977	49,593
ESCO Technologies, Inc.	712	23,055
ExOne Co.*	495	30,551
Federal Signal Corp.*	5,879	51,441
Flow International Corp.*	872	3,218
Global Brass & Copper Holdings, Inc.*	162	2,145
Gorman-Rupp Co.	1,027	32,700
Graco, Inc.	5,795	366,302
Graham Corp.	949	28,498
Harsco Corp.	522	12,105
Hyster-Yale Materials Handling, Inc.	991	62,225
IDEX Corp.	29,173	1,569,799
ITT Corp.	8,490	249,691
John Bean Technologies Corp.	2,745	57,672
Joy Global, Inc.	19,930	967,203
Lincoln Electric Holdings, Inc.	33,727	1,931,545
Lindsay Corp.	1,216	91,176
Manitex International, Inc.*	1,151	12,603
Manitowoc Co., Inc.	79,222	1,418,866
Met-Pro Corp.	75	1,008

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Middleby Corp.*	8,778	$1,493,050
Mueller Industries, Inc.	2,654	133,841
Mueller Water Products, Inc., Class A	14,915	103,063
Navistar International Corp.*	697	19,349
Nordson Corp.	6,074	420,989
Omega Flex, Inc.	256	3,807
Pall Corp.	8,040	534,097
Proto Labs, Inc.*	1,612	104,732
RBC Bearings, Inc.*	14,701	763,717
Rexnord Corp.*	2,854	48,090
Snap-on, Inc.	624	55,773
Standex International Corp.	237	12,502
Sun Hydraulics Corp.	2,035	63,655
Tennant Co.	1,744	84,183
Titan International, Inc.	3,850	64,950
Toro Co.	5,472	248,484
Trimas Corp.*	3,753	139,912
Valmont Industries, Inc.	12,290	1,758,576
Wabash National Corp.*	535	5,446
WABCO Holdings, Inc.*	5,522	412,438
Wabtec Corp.	9,098	486,106
Watts Water Technologies, Inc., Class A	198	8,977
Woodward, Inc.	6,502	260,080
Xerium Technologies, Inc.*	1,027	10,455
Xylem, Inc.	1,060	28,556

		20,139,579

Marine (0.4%)
Kirby Corp.*	22,765	1,810,728
Matson, Inc.	4,023	100,575

		1,911,303

Professional Services (1.7%)
Acacia Research Corp.	1,339	29,927
Advisory Board Co.*	25,258	1,380,350
Barrett Business Services, Inc.	669	34,928
Corporate Executive Board Co.	3,180	201,040
Dun & Bradstreet Corp.	3,496	340,685
Equifax, Inc.	11,399	671,743
Exponent, Inc.	7,149	422,577
Franklin Covey Co.*	602	8,103
GP Strategies Corp.*	1,391	33,134
Huron Consulting Group, Inc.*	26,794	1,238,955
IHS, Inc., Class A*	14,360	1,498,897
Insperity, Inc.	2,127	64,448
Kforce, Inc.	2,339	34,149
Mistras Group, Inc.*	1,507	26,493
National Technical Systems, Inc.*	542	7,583
Nielsen Holdings N.V.	28,600	960,674
Odyssey Marine Exploration, Inc.*	6,984	20,673
On Assignment, Inc.*	4,327	115,617
Pendrell Corp.*	2,216	5,806
Robert Half International, Inc.	46,228	1,536,156
RPX Corp.*	431	7,241
TrueBlue, Inc.*	3,840	80,832
WageWorks, Inc.*	2,359	81,267

		8,801,278

Road & Rail (0.8%)
Amerco, Inc.	378	$61,198
Avis Budget Group, Inc.*	10,192	293,020
Celadon Group, Inc.	142	2,591
Con-way, Inc.	1,951	76,011
Genesee & Wyoming, Inc., Class A*	18,662	1,583,284
Heartland Express, Inc.	3,308	45,882
Hertz Global Holdings, Inc.*	35,060	869,488
Knight Transportation, Inc.	5,554	93,418
Landstar System, Inc.	4,403	226,755
Old Dominion Freight Line, Inc.*	6,713	279,395
Quality Distribution, Inc.*	683	6,038
Roadrunner Transportation Systems, Inc.*	818	22,773
Saia, Inc.*	2,291	68,661
Swift Transportation Co.*	7,932	131,195
Universal Truckload Services, Inc.*	499	12,031
Werner Enterprises, Inc.	1,227	29,657
YRC Worldwide, Inc.*	204	5,865

		3,807,262

Trading Companies & Distributors (1.0%)
Aceto Corp.	531	7,397
Aircastle Ltd.	2,632	42,086
Applied Industrial Technologies, Inc.	3,667	177,226
Beacon Roofing Supply, Inc.*	4,607	174,513
BlueLinx Holdings, Inc.*	3,159	6,792
CAI International, Inc.*	600	14,142
DXP Enterprises, Inc.*	897	59,740
Edgen Group, Inc.*	1,590	10,144
H&E Equipment Services, Inc.	2,803	59,059
HD Supply Holdings, Inc.*	49,700	933,863
Houston Wire & Cable Co.	551	7,626
Kaman Corp.	1,667	57,612
MRC Global, Inc.*	3,363	92,886
MSC Industrial Direct Co., Inc., Class A	4,471	346,324
Rush Enterprises, Inc., Class A*	1,207	29,873
TAL International Group, Inc.*	1,498	65,268
Textainer Group Holdings Ltd.	677	26,024
United Rentals, Inc.*	39,843	1,988,564
Watsco, Inc.	2,430	204,023
WESCO International, Inc.*	13,140	892,994

		5,196,156

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	833	15,469

Total Industrials		73,782,941

Information Technology (19.1%)
Communications Equipment (1.9%)
ADTRAN, Inc.	3,646	89,728
Alliance Fiber Optic Products, Inc.	540	10,805
Anaren, Inc.*	124	2,845
ARRIS Group, Inc.*	9,705	139,267
Aruba Networks, Inc.*	30,989	475,991
CalAmp Corp.*	3,324	48,530
Calix, Inc.*	3,268	33,007
Ciena Corp.*	66,398	1,289,449
Infinera Corp.*	9,828	104,865

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

InterDigital, Inc.	3,894	$173,867
Ixia*	80,637	1,483,721
JDS Uniphase Corp.*	165,611	2,381,486
Juniper Networks, Inc.*	35,010	676,043
KVH Industries, Inc.*	1,252	16,664
Oplink Communications, Inc.*	151	2,623
Palo Alto Networks, Inc.*	3,151	132,846
Parkervision, Inc.*	8,465	38,516
PC-Tel, Inc.	232	1,967
Plantronics, Inc.	3,757	165,008
Procera Networks, Inc.*	367	5,039
Riverbed Technology, Inc.*	14,609	227,316
Ruckus Wireless, Inc.*	4,109	52,636
ShoreTel, Inc.*	130,338	525,262
Sonus Networks, Inc.*	1,458	4,389
Tessco Technologies, Inc.	43	1,135
Ubiquiti Networks, Inc.	1,187	20,820
ViaSat, Inc.*	25,943	1,853,887

		9,957,712

Computers & Peripherals (0.5%)
3D Systems Corp.*	9,513	417,621
Cray, Inc.*	1,923	37,768
Datalink Corp.*	1,501	15,971
Electronics for Imaging, Inc.*	2,353	66,566
Fusion-io, Inc.*	5,042	71,798
Immersion Corp.*	2,467	32,688
Intermec, Inc.*	5,703	56,060
NCR Corp.*	15,549	512,961
SanDisk Corp.*	14,860	907,946
Silicon Graphics International Corp.*	3,191	42,696
Stratasys Ltd.*	1,657	138,757
Synaptics, Inc.*	3,073	118,495

		2,419,327

Electronic Equipment, Instruments & Components (1.5%)
Anixter International, Inc.*	1,495	113,336
Badger Meter, Inc.	1,361	60,633
Cognex Corp.	28,011	1,266,657
Coherent, Inc.	1,949	107,331
Daktronics, Inc.	739	7,582
Dolby Laboratories, Inc., Class A	1,694	56,664
DTS, Inc.*	1,731	35,624
Electro Rent Corp.	897	15,061
Fabrinet*	66,521	931,294
FARO Technologies, Inc.*	37,973	1,284,247
FEI Co.	3,648	266,268
FLIR Systems, Inc.	9,355	252,304
InvenSense, Inc.*	5,364	82,498
IPG Photonics Corp.	3,066	186,198
Littelfuse, Inc.	1,888	140,864
Maxwell Technologies, Inc.*	2,772	19,820
Measurement Specialties, Inc.*	1,286	59,838
Mesa Laboratories, Inc.	252	13,641
Methode Electronics, Inc.	7,958	135,366
MTS Systems Corp.	1,497	84,730
National Instruments Corp.	58,497	1,634,406
Neonode, Inc.*	2,414	14,363
OSI Systems, Inc.*	1,746	112,477
RealD, Inc.*	3,275	45,522
Rofin-Sinar Technologies, Inc.*	181	4,514

Rogers Corp.*	624	$29,528
Trimble Navigation Ltd.*	24,194	629,286
Uni-Pixel, Inc.*	954	14,033
Universal Display Corp.*	3,806	106,987

		7,711,072

Internet Software & Services (3.6%)
Akamai Technologies, Inc.*	32,300	1,374,365
Angie’s List, Inc.*	33,062	877,796
Bazaarvoice, Inc.*	2,512	23,663
Blucora, Inc.*	2,442	45,275
Brightcove, Inc.*	2,651	23,223
Carbonite, Inc.*	1,120	13,877
ChannelAdvisor Corp.*	564	8,872
comScore, Inc.*	3,382	82,487
Constant Contact, Inc.*	2,907	46,716
Cornerstone OnDemand, Inc.*	18,798	813,765
CoStar Group, Inc.*	15,954	2,059,183
Dealertrack Technologies, Inc.*	3,661	129,709
Demandware, Inc.*	37,119	1,574,217
Dice Holdings, Inc.*	3,852	35,477
E2open, Inc.*	1,386	24,255
eGain Corp.*	1,228	11,813
Envestnet, Inc.*	33,440	822,624
ExactTarget, Inc.*	4,046	136,431
Global Eagle Entertainment, Inc.*	2,020	20,321
IAC/InterActiveCorp	24,760	1,177,586
j2 Global, Inc.	4,342	184,578
LinkedIn Corp., Class A*	9,170	1,635,011
Liquidity Services, Inc.*	2,351	81,509
LivePerson, Inc.*	5,220	46,745
LogMeIn, Inc.*	2,301	56,283
Marin Software, Inc.*	865	8,858
Market Leader, Inc.*	2,256	24,139
Marketo, Inc.*	658	16,365
Millennial Media, Inc.*	3,328	28,987
Move, Inc.*	3,783	48,498
Net Element International, Inc.*	193	1,002
NIC, Inc.	6,144	101,560
OpenTable, Inc.*	2,156	137,876
Pandora Media, Inc.*	124,607	2,292,769
Perficient, Inc.*	432	5,763
Rackspace Hosting, Inc.*	10,681	404,703
Reis, Inc.*	776	14,348
Responsys, Inc.*	3,223	46,121
SciQuest, Inc.*	2,148	53,807
Shutterstock, Inc.*	481	26,830
Spark Networks, Inc.*	1,656	13,993
SPS Commerce, Inc.*	1,419	78,045
Stamps.com, Inc.*	1,238	48,765
support.com, Inc.*	4,730	21,616
Travelzoo, Inc.*	761	20,745
Trulia, Inc.*	32,825	1,020,529
Unwired Planet, Inc.*	8,117	15,828
ValueClick, Inc.*	7,205	177,819
VistaPrint N.V.*	3,090	152,553
Vocus, Inc.*	168	1,767
Web.com Group, Inc.*	3,965	101,504
WebMD Health Corp.*	3,317	97,420
XO Group, Inc.*	2,546	28,515
Xoom Corp.*	689	15,792

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Yelp, Inc.*	43,313	$1,505,993
Zillow, Inc., Class A*	11,109	625,437
Zix Corp.*	5,876	24,856

		18,468,584

IT Services (2.1%)
Acxiom Corp.*	1,748	39,645
Blackhawk Network Holdings, Inc.*	13,880	322,016
Booz Allen Hamilton Holding Corp.	2,731	47,465
Broadridge Financial Solutions, Inc.	11,469	304,846
Cardtronics, Inc.*	4,245	117,162
Cass Information Systems, Inc.	977	45,040
CIBER, Inc.*	161,300	538,742
Computer Task Group, Inc.	1,458	33,490
CSG Systems International, Inc.*	1,761	38,214
DST Systems, Inc.	2,618	171,034
EPAM Systems, Inc.*	2,062	56,045
Euronet Worldwide, Inc.*	4,708	149,997
EVERTEC, Inc.*	23,884	524,731
ExlService Holdings, Inc.*	3,080	91,045
FleetCor Technologies, Inc.*	6,420	521,946
Forrester Research, Inc.	1,190	43,661
Gartner, Inc.*	8,867	505,330
Genpact Ltd.	15,881	305,550
Global Payments, Inc.	7,209	333,921
Hackett Group, Inc.	790	4,100
Heartland Payment Systems, Inc.	3,436	127,991
Higher One Holdings, Inc.*	2,923	34,024
iGATE Corp.*	3,299	54,169
Jack Henry & Associates, Inc.	8,146	383,921
Lender Processing Services, Inc.	6,936	224,380
Lionbridge Technologies, Inc.*	5,198	15,074
MAXIMUS, Inc.	16,041	1,194,734
MoneyGram International, Inc.*	510	11,551
NeuStar, Inc., Class A*	6,225	303,033
Planet Payment, Inc.*	3,952	10,907
Sapient Corp.*	96,999	1,266,807
ServiceSource International, Inc.*	5,768	53,758
Syntel, Inc.	1,460	91,790
TeleTech Holdings, Inc.*	1,216	28,491
Teradata Corp.*	22,440	1,127,161
Total System Services, Inc.	11,991	293,540
Unisys Corp.*	212	4,679
Vantiv, Inc., Class A*	37,851	1,044,688
Virtusa Corp.*	1,938	42,946
WEX, Inc.*	3,670	281,489

		10,789,113

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	429	18,636

Semiconductors & Semiconductor Equipment (4.1%)
Advanced Energy Industries, Inc.*	3,474	60,482
Advanced Micro Devices, Inc.*	57,301	233,788
Ambarella, Inc.*	1,745	29,368
Applied Micro Circuits Corp.*	6,391	56,241
Atmel Corp.*	175,120	1,287,132
Cabot Microelectronics Corp.*	2,206	72,820
Cavium, Inc.*	36,887	1,304,693
Cirrus Logic, Inc.*	2,436	42,289
Cree, Inc.*	27,880	1,780,417
Cypress Semiconductor Corp.*	13,894	149,083

Diodes, Inc.*	2,647	$68,743
Entegris, Inc.*	1,968	18,480
Exar Corp.*	3,602	38,794
Fairchild Semiconductor International, Inc.*	77,398	1,068,093
Freescale Semiconductor Ltd.*	2,406	32,601
GT Advanced Technologies, Inc.*	9,527	39,537
Hittite Microwave Corp.*	2,982	172,956
Inphi Corp.*	915	10,065
Integrated Device Technology, Inc.*	3,644	28,933
Intermolecular, Inc.*	1,573	11,436
Lattice Semiconductor Corp.*	297,403	1,507,833
LSI Corp.*	6,066	43,311
MA-COM Technology Solutions Holdings, Inc.*	928	13,549
MaxLinear, Inc., Class A*	2,155	15,085
Micrel, Inc.	4,429	43,759
Micron Technology, Inc.*	81,920	1,173,914
Microsemi Corp.*	6,844	155,701
Mindspeed Technologies, Inc.*	3,485	11,291
Monolithic Power Systems, Inc.	3,473	83,734
MoSys, Inc.*	3,849	15,473
Nanometrics, Inc.*	1,478	21,682
NVE Corp.*	460	21,537
NXP Semiconductor N.V.*	34,630	1,072,838
OmniVision Technologies, Inc.*	441	8,225
ON Semiconductor Corp.*	40,480	327,078
PDF Solutions, Inc.*	2,384	43,937
Peregrine Semiconductor Corp.*	2,485	27,111
PLX Technology, Inc.*	4,022	19,145
PMC-Sierra, Inc.*	8,244	52,349
Power Integrations, Inc.	22,943	930,568
Rambus, Inc.*	10,547	90,599
RF Micro Devices, Inc.*	23,234	124,302
Rubicon Technology, Inc.*	186	1,490
Rudolph Technologies, Inc.*	520	5,824
Semtech Corp.*	47,574	1,666,517
Silicon Image, Inc.*	7,284	42,611
Silicon Laboratories, Inc.*	27,384	1,133,972
Skyworks Solutions, Inc.*	15,029	328,985
SunEdison, Inc.*	106,108	866,902
SunPower Corp.*	3,899	80,709
Teradyne, Inc.*	66,730	1,172,446
TriQuint Semiconductor, Inc.*	1,524	10,561
Ultra Clean Holdings, Inc.*	163	986
Ultratech, Inc.*	2,624	96,353
Veeco Instruments, Inc.*	28,691	1,016,235
Volterra Semiconductor Corp.*	81,194	1,146,459
Xilinx, Inc.	23,200	918,952

		20,797,974

Software (5.4%)
ACI Worldwide, Inc.*	3,769	175,183
Actuate Corp.*	4,209	27,948
Advent Software, Inc.*	37,288	1,307,317
American Software, Inc., Class A	2,291	19,909
ANSYS, Inc.*	21,095	1,542,045
Aspen Technology, Inc.*	31,701	912,672
Autodesk, Inc.*	38,890	1,319,927
AVG Technologies N.V.*	2,259	43,938
Blackbaud, Inc.	4,318	140,637

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Bottomline Technologies (de), Inc.*	61,969	$1,567,196
BroadSoft, Inc.*	47,653	1,315,223
Cadence Design Systems, Inc.*	218,368	3,161,969
Callidus Software, Inc.*	3,570	23,526
CommVault Systems, Inc.*	4,396	333,612
Comverse, Inc.*	2,101	62,526
Concur Technologies, Inc.*	21,821	1,775,793
Cyan, Inc.*	141	1,473
Digimarc Corp.	601	12,483
Ebix, Inc.	2,208	20,446
Ellie Mae, Inc.*	2,491	57,492
EPIQ Systems, Inc.	164	2,209
ePlus, Inc.	21	1,258
FactSet Research Systems, Inc.	4,159	423,968
Fair Isaac Corp.	3,393	155,501
FleetMatics Group plc*	1,544	51,307
Fortinet, Inc.*	12,831	224,543
Glu Mobile, Inc.*	5,039	11,086
Guidance Software, Inc.*	1,540	13,460
Guidewire Software, Inc.*	15,963	671,244
Imperva, Inc.*	1,907	85,891
Infoblox, Inc.*	15,992	467,926
Informatica Corp.*	26,632	931,587
Interactive Intelligence Group, Inc.*	1,467	75,697
Jive Software, Inc.*	3,739	67,938
Manhattan Associates, Inc.*	1,841	142,052
MICROS Systems, Inc.*	1,109	47,853
MicroStrategy, Inc., Class A*	856	74,438
Mitek Systems, Inc.*	2,097	12,121
Model N, Inc.*	760	17,754
Monotype Imaging Holdings, Inc.	3,618	91,933
NetScout Systems, Inc.*	3,427	79,986
NetSuite, Inc.*	3,314	304,026
Pegasystems, Inc.	1,646	54,516
Progress Software Corp.*	2,585	59,481
Proofpoint, Inc.*	2,059	49,890
PROS Holdings, Inc.*	2,129	63,764
PTC, Inc.*	11,314	277,532
QAD, Inc., Class A	377	4,328
QAD, Inc., Class B	116	1,209
QLIK Technologies, Inc.*	8,230	232,662
Qualys, Inc.*	1,404	22,632
Rally Software Development Corp.*	651	16,158
RealPage, Inc.*	4,393	80,568
Red Hat, Inc.*	16,440	786,161
Rosetta Stone, Inc.*	1,089	16,052
Rovi Corp.*	1,147	26,197
Sapiens International Corp. N.V.	251	1,441
ServiceNow, Inc.*	73,331	2,961,839
Silver Spring Networks, Inc.*	556	13,867
SolarWinds, Inc.*	6,193	240,350
Solera Holdings, Inc.	6,516	362,615
Sourcefire, Inc.*	2,946	163,650
Splunk, Inc.*	19,262	892,986
SS&C Technologies Holdings, Inc.*	5,503	181,049
Symantec Corp.	38,836	872,645
Synchronoss Technologies, Inc.*	2,756	85,078
Tableau Software, Inc., Class A*	7,060	391,265
Take-Two Interactive Software, Inc.*	7,661	114,685
Tangoe, Inc.*	2,933	45,256
TIBCO Software, Inc.*	46,520	995,528

TiVo, Inc.*	5,583	$61,692
Tyler Technologies, Inc.*	2,980	204,279
Ultimate Software Group, Inc.*	2,615	306,713
VASCO Data Security International, Inc.*	1,142	9,490
Verint Systems, Inc.*	4,979	176,605
VirnetX Holding Corp.*	3,994	79,840
Vringo, Inc.*	1,138	3,607
Workday, Inc., Class A*	5,090	326,218

		27,956,941

Total Information Technology		98,119,359

Materials (3.4%)
Chemicals (1.5%)
ADA-ES, Inc.*	966	40,688
Albemarle Corp.	3,158	196,712
American Pacific Corp.*	554	15,706
American Vanguard Corp.	2,711	63,519
Arabian American Development Co.*	1,740	15,138
Axiall Corp.	9,178	390,799
Balchem Corp.	2,809	125,703
Calgon Carbon Corp.*	5,103	85,118
Chase Corp.	180	4,025
Chemtura Corp.*	9,290	188,587
Ferro Corp.*	6,842	47,552
Flotek Industries, Inc.*	4,519	81,071
FutureFuel Corp.	478	6,773
H.B. Fuller Co.	34,060	1,287,808
Hawkins, Inc.	894	35,215
Innophos Holdings, Inc.	2,077	97,972
Innospec, Inc.	2,097	84,257
International Flavors & Fragrances, Inc.	7,708	579,333
KMG Chemicals, Inc.	637	13,441
Koppers Holdings, Inc.	1,962	74,909
Landec Corp.*	2,438	32,206
LSB Industries, Inc.*	993	30,197
NewMarket Corp.	897	235,516
Olin Corp.	5,052	120,844
OM Group, Inc.*	195	6,029
OMNOVA Solutions, Inc.*	4,468	35,789
Penford Corp.*	138	1,848
PolyOne Corp.	63,113	1,563,940
Quaker Chemical Corp.	306	18,975
Rockwood Holdings, Inc.	5,331	341,344
RPM International, Inc.	11,719	374,305
Scotts Miracle-Gro Co., Class A	4,060	196,139
Stepan Co.	1,064	59,169
Taminco Corp.*	1,321	26,935
Tredegar Corp.	848	21,794
Valspar Corp.	8,430	545,168
W.R. Grace & Co.*	6,256	525,754
Westlake Chemical Corp.	1,658	159,848
Zep, Inc.	816	12,917

		7,743,043

Construction Materials (0.2%)
Eagle Materials, Inc.	4,683	310,342
Headwaters, Inc.*	6,934	61,297
Martin Marietta Materials, Inc.	4,354	428,521
Texas Industries, Inc.*	1,916	124,808

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

United States Lime & Minerals, Inc.*	173	$9,039
US Concrete, Inc.*	1,267	20,804

		954,811

Containers & Packaging (1.1%)
AEP Industries, Inc.*	415	30,872
AptarGroup, Inc.	4,415	243,752
Ball Corp.	14,071	584,509
Bemis Co., Inc.	4,268	167,050
Berry Plastics Group, Inc.*	5,231	115,448
Crown Holdings, Inc.*	29,669	1,220,286
Graphic Packaging Holding Co.*	19,834	153,515
Greif, Inc., Class A	590	31,075
Myers Industries, Inc.	372	5,584
Owens-Illinois, Inc.*	9,152	254,334
Packaging Corp. of America	9,276	454,153
Rock-Tenn Co., Class A	15,687	1,566,818
Sealed Air Corp.	18,518	443,506
Silgan Holdings, Inc.	4,171	195,870

		5,466,772

Metals & Mining (0.1%)
AMCOL International Corp.	1,021	32,355
Coeur Mining, Inc.*	3,604	47,933
Compass Minerals International, Inc.	3,150	266,270
Globe Specialty Metals, Inc.	359	3,902
Gold Resource Corp.	3,084	26,862
Handy & Harman Ltd.*	446	7,974
Hecla Mining Co.	4,525	13,485
Materion Corp.	1,016	27,523
Midway Gold Corp.*	9,704	9,151
Olympic Steel, Inc.	220	5,390
Paramount Gold and Silver Corp.*	13,131	15,626
Royal Gold, Inc.	1,546	65,056
Schnitzer Steel Industries, Inc., Class A	127	2,969
Tahoe Resources, Inc.*	1,044	14,773
U.S. Silica Holdings, Inc.	2,026	42,100
Walter Energy, Inc.	2,069	21,518
Worthington Industries, Inc.	4,995	158,391

		761,278

Paper & Forest Products (0.5%)
Boise Cascade Co.*	1,278	32,474
Buckeye Technologies, Inc.	2,421	89,674
Clearwater Paper Corp.*	1,653	77,790
Deltic Timber Corp.	1,056	61,058
International Paper Co.	17,750	786,503
KapStone Paper and Packaging Corp.	3,859	155,055
Louisiana-Pacific Corp.*	68,359	1,011,030
Neenah Paper, Inc.	165	5,242
P.H. Glatfelter Co.	3,613	90,686
Schweitzer-Mauduit International, Inc.	2,148	107,142
Wausau Paper Corp.	4,393	50,080

		2,466,734

Total Materials		17,392,638

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	6,835	56,320
Atlantic Tele-Network, Inc.	870	43,204
Cbeyond, Inc.*	110	862
Cincinnati Bell, Inc.*	6,383	19,532

Cogent Communications Group, Inc.	4,471	$125,859
Consolidated Communications Holdings, Inc.	3,777	65,758
Fairpoint Communications, Inc.*	1,697	14,170
General Communication, Inc., Class A*	2,997	23,466
HickoryTech Corp.	1,306	13,883
IDT Corp., Class B	1,368	25,568
inContact, Inc.*	4,697	38,609
Intelsat S.A.*	122	2,440
Level 3 Communications, Inc.*	5,148	108,520
Lumos Networks Corp.	1,469	25,120
magicJack VocalTec Ltd.*	1,177	16,702
Neutral Tandem, Inc.	1,198	6,888
Premiere Global Services, Inc.*	912	11,008
Primus Telecommunications Group, Inc.	1,175	14,029
Towerstream Corp.*	4,894	12,480
tw telecom, Inc.*	14,218	400,095
Windstream Corp.	52,937	408,144

		1,432,657

Wireless Telecommunication Services (0.0%)
Clearwire Corp., Class A*	46,878	233,453
Leap Wireless International, Inc.*	1,157	7,787
NTELOS Holdings Corp.	1,453	23,916
Shenandoah Telecommunications Co.	2,015	33,610

		298,766

Total Telecommunication Services		1,731,423

Utilities (0.2%)
Electric Utilities (0.1%)
ITC Holdings Corp.	4,952	452,118
UNS Energy Corp.	235	10,511

		462,629

Gas Utilities (0.0%)
Questar Corp.	2,141	51,063
South Jersey Industries, Inc.	566	32,494

		83,557

Water Utilities (0.1%)
American States Water Co.	155	8,319
Aqua America, Inc.	11,643	364,309
Pure Cycle Corp.*	1,603	8,961
SJW Corp.	407	10,663
York Water Co.	916	17,432

		409,684

Total Utilities		955,870

Total Common Stocks (80.4%) (Cost $294,909,108)		412,188,654

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13*(b)	1,376	193

Total Energy		193

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Warrants	Value (Note 1)

Financials (0.0%)
Diversified Financial Services (0.0%)
Platform Acquisition Holdings Ltd., expiring 7/31/20*(b)†	68,000	$—

Total Financials		—

Total Warrants (0.0%) (Cost $680)		193

Total Investments (80.4%) (Cost $294,909,788)		412,188,847
Other Assets Less Liabilities (19.6%)		100,279,869

Net Assets (100%)		$512,468,716

*	Non-income producing.
†	Securities (totaling $0 or 0.00% of net assets) at fair value by management.
(b)	Illiquid security

Glossary:

ADR	— American Depositary Receipt

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	171	September-13	$10,114,391	$9,922,275	$(192,116)
Russell 2000 Mini Index	306	September-13	29,735,031	29,825,820	90,789
S&P MidCap 400 E-Mini Index	509	September-13	59,262,205	58,937,110	(325,095)

					$(426,422)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$84,488,890	$1,759,049	$—	$86,247,939
Consumer Staples	16,332,514	—	—	16,332,514
Energy	19,814,216	—	—	19,814,216
Financials	31,532,666	727,600	—	32,260,266
Health Care	63,984,611	1,566,877	—	65,551,488
Industrials	73,533,250	249,691	—	73,782,941
Information Technology	98,119,359	—	—	98,119,359
Materials	17,361,563	31,075	—	17,392,638
Telecommunication Services	1,731,423	—	—	1,731,423
Utilities	955,870	—	—	955,870
Futures	90,789	—	—	90,789
Warrants
Energy	—	193	—	193
Financials	—	—	—	—

Total Assets	$407,945,151	$4,334,485	$—	$412,279,636

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Futures	$(517,211)	$—	$—	$(517,211)

Total Liabilities	$(517,211)	$—	$—	$(517,211)

Total	$407,427,940	$4,334,485	$—	$411,762,425

(a)	Securities with a market value of $1,238,808 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	90,789	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$90,789

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(517,211	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(517,211)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six-months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	14,744,328	—	—	14,744,328
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$14,744,328	$—	$—	$14,744,328

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,466,516)	—	—	(1,466,516)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,466,516)	$—	$—	$(1,466,516)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of $100,160,000 during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$(197,097)	$197,097	$—

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$146,856,620
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$153,718,427

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$121,093,436
Aggregate gross unrealized depreciation	(7,649,943)

Net unrealized appreciation	$113,443,493

Federal income tax cost of investments	$298,745,354

For the six months ended June 30, 2013, the Portfolio incurred approximately $71 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $9,878,070, which expires in the year 2017.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $294,909,788)	$412,188,847
Cash	97,036,505
Cash held as collateral at broker	4,616,000
Receivable for securities sold	38,230,432
Dividends, interest and other receivables	131,935
Receivable from Separate Accounts for Trust shares sold	63,923
Other assets	3,799

Total assets	552,271,441

LIABILITIES
Foreign currency overdraft payable	37
Payable for securities purchased	38,752,355
Investment management fees payable	335,321
Payable to Separate Accounts for Trust shares redeemed	249,589
Due to broker for futures variation margin	197,097
Distribution fees payable - Class B	93,469
Administrative fees payable	79,642
Trustees’ fees payable	12,754
Distribution fees payable - Class A	2,809
Accrued expenses	79,652

Total liabilities	39,802,725

NET ASSETS	$512,468,716

Net assets were comprised of:
Paid in capital	$367,406,292
Accumulated undistributed net investment income (loss)	(1,890,424)
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	30,100,170
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	116,852,678

Net assets	$512,468,716

Class A
Net asset value, offering and redemption price per share, $13,636,031 / 1,188,616 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.47

Class B
Net asset value, offering and redemption price per share, $452,026,648 / 40,606,994 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.13

Class K
Net asset value, offering and redemption price per share, $46,806,037 / 4,063,449 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.52

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,771 foreign withholding tax)	$1,013,253
Interest	51,023

Total income	1,064,276

EXPENSES
Investment management fees	1,982,629
Distribution fees - Class B	547,661
Administrative fees	387,860
Custodian fees	62,856
Professional fees	32,550
Printing and mailing expenses	23,287
Distribution fees - Class A	16,452
Trustees’ fees	5,101
Miscellaneous	10,310

Gross expenses	3,068,706
Less: Waiver from investment advisor	(23,728)
Fees paid indirectly	(5,047)

Net expenses	3,039,931

NET INVESTMENT INCOME (LOSS)	(1,975,655)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	30,297,516
Futures	14,744,328
Foreign currency transactions	(14,927)

Net realized gain (loss)	45,026,917

Change in unrealized appreciation (depreciation) on:
Securities	33,043,883
Futures	(1,466,516)
Foreign currency translations	41

Net change in unrealized appreciation (depreciation)	31,577,408

NET REALIZED AND UNREALIZED GAIN (LOSS)	76,604,325

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$74,628,670

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,975,655)	$(2,294,279)
Net realized gain (loss) on investments, futures and foreign currency transactions	45,026,917	44,078,446
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	31,577,408	22,753,739

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	74,628,670	64,537,906

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 22,948 and 63,099 shares, respectively ]	251,648	609,616
Capital shares repurchased [ (71,967) and (215,887) shares, respectively]	(794,755)	(2,042,888)

Total Class A transactions	(543,107)	(1,433,272)

Class B
Capital shares sold [ 2,493,547 and 4,386,789 shares, respectively ]	26,277,278	40,681,465
Capital shares repurchased [ (3,943,641) and (7,892,480) shares, respectively ]	(42,187,469)	(72,148,514)

Total Class B transactions	(15,910,191)	(31,467,049)

Class K
Capital shares sold [ 13,561 and 59,306 shares, respectively ]	148,577	558,767
Capital shares repurchased [ (110,857) and (2,573,285) shares, respectively ]	(1,172,434)	(23,046,461)

Total Class K transactions	(1,023,857)	(22,487,694)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(17,477,155)	(55,388,015)

TOTAL INCREASE (DECREASE) IN NET ASSETS	57,151,515	9,149,891
NET ASSETS:
Beginning of period	455,317,201	446,167,310

End of period (a)	$512,468,716	$455,317,201

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,890,424)	$85,231

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Class A			2012		2011		2010		2009		2008
Net asset value, beginning of period	$9.85		$8.54		$9.24		$7.27		$5.11		$9.13

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(e)	(0.05	)(e)	(0.06	)(e)	(0.03	)(e)	—	#(e)	(0.04	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.66		1.36		(0.64)		2.00		2.16		(3.90)

Total from investment operations	1.62		1.31		(0.70)		1.97		2.16		(3.94)

Less distributions:
Distributions from net realized gains	—		—		—		—		—		(0.08)

Net asset value, end of period	$11.47		$9.85		$8.54		$9.24		$7.27		$5.11

Total return (b)	16.45%		15.34%		(7.58)%		27.10%		42.27%		(43.47)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,636		$12,192		$11,871		$78,095		$84,705		$151,539
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.25%		1.26%		0.99%		1.04%		0.78%		1.21%
After waivers, reimbursements and fees paid indirectly (a)	1.25%		1.26%		0.99%		1.03%		0.78%		1.21%
Before waivers, reimbursements and fees paid indirectly (a)	1.26%		1.27%		1.01%		1.04%		1.07%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.82)%		(0.54)%		(0.59)%		(0.43)%		(0.05)%		(0.50)%
After waivers, reimbursements and fees paid indirectly (a)	(0.82)%		(0.53)%		(0.59)%		(0.43)%		(0.05)%		(0.50)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.83)%		(0.54)%		(0.60)%		(0.44)%		(0.34)%		(0.61)%
Portfolio turnover rate	38%		54%		64%		65%		122%		128%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Class B			2012		2011		2010		2009		2008
Net asset value, beginning of period	$9.56		$8.28		$8.99		$7.08		$4.99		$8.95

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(e)	(0.05	)(e)	(0.07	)(e)	(0.05	)(e)	(0.02	)(e)	(0.05	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.61		1.33		(0.64)		1.96		2.11		(3.83)

Total from investment operations	1.57		1.28		(0.71)		1.91		2.09		(3.88)

Less distributions:
Distributions from net realized gains	—		—		—		—		—		(0.08)

Net asset value, end of period	$11.13		$9.56		$8.28		$8.99		$7.08		$4.99

Total return (b)	16.42%		15.46%		(7.90)%		26.98%		41.88%		(43.68)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$452,027		$402,021		$377,314		$464,630		$394,599		$288,031
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.25%		1.26%		1.24	%(c)	1.29%		1.15%		1.46%
After waivers, reimbursements and fees paid indirectly (a)	1.25%		1.26%		1.24%		1.28%		1.15%		1.46%
Before waivers, reimbursements and fees paid indirectly (a)	1.26%		1.27%		1.26	%(c)	1.29%		1.32%		1.56	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.82)%		(0.53)%		(0.81)%		(0.67)%		(0.42)%		(0.75)%
After waivers, reimbursements and fees paid indirectly (a)	(0.82)%		(0.53)%		(0.81)%		(0.67)%		(0.42)%		(0.75)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.83)%		(0.54)%		(0.82)%		(0.68)%		(0.59)%		(0.86)%
Portfolio turnover rate	38%		54%		64%		65%		122%		128%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.88		$8.54		$8.22

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	(0.03	)(e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.67		1.37		0.33

Total from investment operations	1.64		1.34		0.32

Net asset value, end of period	$11.52		$9.88		$8.54

Total return (b)	16.60%		15.69%		3.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$46,806		$41,104		$56,983
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%		1.01%		1.00%
After waivers, reimbursements and fees paid indirectly (a)	1.00%		1.01%		1.00%
Before waivers, reimbursements and fees paid indirectly (a)	1.01%		1.02%		1.01	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.57)%		(0.29)%		(0.48)%
After waivers, reimbursements and fees paid indirectly (a)	(0.57)%		(0.29)%		(0.48)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.58)%		(0.30)%		(0.48)%
Portfolio turnover rate	38%		54%		64%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER MID CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	26.2%
Industrials	10.4
Consumer Discretionary	9.2
Information Technology	7.0
Health Care	5.9
Energy	5.5
Consumer Staples	4.8
Materials	4.8
Utilities	3.7
Telecommunication Services	0.3
Cash and Other	22.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class A
Actual	$1,000.00	$1,163.30	$6.70
Hypothetical (5% average return before expenses)	1,000.00	1,018.60	6.26
Class B
Actual	1,000.00	1,162.40	6.70
Hypothetical (5% average return before expenses)	1,000.00	1,018.60	6.26
Class K
Actual	1,000.00	1,164.30	5.37
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.25%, 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.2%)
Auto Components (0.8%)
Allison Transmission Holdings, Inc.	3,127	$72,171
American Axle & Manufacturing Holdings, Inc.*	2,240	41,731
Cooper Tire & Rubber Co.	6,021	199,717
Dana Holding Corp.	14,483	278,943
Federal-Mogul Corp.*	1,959	20,001
Fuel Systems Solutions, Inc.*	1,518	27,157
Gentex Corp.	6,542	150,793
Lear Corp.	8,822	533,378
Modine Manufacturing Co.*	5,049	54,933
Remy International, Inc.	1,462	27,149
Shiloh Industries, Inc.	552	5,763
Spartan Motors, Inc.	3,460	21,175
Standard Motor Products, Inc.	629	21,600
Stoneridge, Inc.*	534	6,216
Superior Industries International, Inc.	2,506	43,128
Tenneco, Inc.*	52,425	2,373,804
TRW Automotive Holdings Corp.*	11,576	769,110

		4,646,769

Distributors (0.0%)
Core-Mark Holding Co., Inc.	1,060	67,310
VOXX International Corp.*	1,910	23,436
Weyco Group, Inc.	599	15,095

		105,841

Diversified Consumer Services (0.8%)
Apollo Group, Inc., Class A*	10,490	185,883
Ascent Capital Group, Inc., Class A*	1,324	103,365
Bridgepoint Education, Inc.*	1,963	23,909
Career Education Corp.*	5,855	16,979
Corinthian Colleges, Inc.*	8,441	18,908
DeVry, Inc.	6,770	210,005
Hillenbrand, Inc.	53,270	1,263,032
Lincoln Educational Services Corp.	1,888	9,950
Mac-Gray Corp.	1,141	16,202
Matthews International Corp., Class A	1,653	62,318
Regis Corp.	5,106	83,841
Service Corp. International	4,991	89,988
Steiner Leisure Ltd.*	49,090	2,594,897
Stewart Enterprises, Inc., Class A	785	10,276
Universal Technical Institute, Inc.	2,224	22,974
Weight Watchers International, Inc.	1,306	60,076

		4,772,603

Hotels, Restaurants & Leisure (1.0%)
Ameristar Casinos, Inc.	466	12,251
Biglari Holdings, Inc.*	130	53,352
Bob Evans Farms, Inc.	2,669	125,389
Bravo Brio Restaurant Group, Inc.*	142	2,530
Caesars Entertainment Corp.*	455	6,233
Carrols Restaurant Group, Inc.*	2,450	15,827
Choice Hotels International, Inc.	2,810	111,529
Del Frisco’s Restaurant Group, Inc.*	641	13,724
Denny’s Corp.*	2,093	11,763
DineEquity, Inc.	841	57,920
Einstein Noah Restaurant Group, Inc.	146	2,073

International Speedway Corp., Class A	2,970	$93,466
Isle of Capri Casinos, Inc.*	2,149	16,117
Jack in the Box, Inc.*	983	38,622
Life Time Fitness, Inc.*	2,197	110,092
Luby’s, Inc.*	2,207	18,649
Marcus Corp.	2,068	26,305
Marriott Vacations Worldwide Corp.*	3,149	136,163
Monarch Casino & Resort, Inc.*	474	7,992
Morgans Hotel Group Co.*	1,612	12,993
Orient-Express Hotels Ltd., Class A*	10,329	125,601
Penn National Gaming, Inc.*	7,297	385,719
Pinnacle Entertainment, Inc.*	500	9,835
Red Robin Gourmet Burgers, Inc.*	17,411	960,739
Royal Caribbean Cruises Ltd.	16,700	556,778
Ruby Tuesday, Inc.*	6,552	60,475
Scientific Games Corp., Class A*	1,351	15,199
Sonic Corp.*	1,184	17,239
Speedway Motorsports, Inc.	1,292	22,481
Town Sports International Holdings, Inc.	2,471	26,613
Wendy’s Co.	500,373	2,917,174
WMS Industries, Inc.*	5,914	150,866

		6,121,709

Household Durables (1.2%)
American Greetings Corp., Class A	3,237	58,978
Bassett Furniture Industries, Inc.	1,070	16,617
Beazer Homes USA, Inc.*	1,198	20,989
Cavco Industries, Inc.*	84	4,238
CSS Industries, Inc.	907	22,612
D.R. Horton, Inc.	30,300	644,784
Ethan Allen Interiors, Inc.	375	10,800
Flexsteel Industries, Inc.	481	11,727
Harman International Industries, Inc.	7,295	395,389
Helen of Troy Ltd.*	3,444	132,146
Hooker Furniture Corp.	1,175	19,106
Hovnanian Enterprises, Inc., Class A*	3,663	20,550
Jarden Corp.*	22,000	962,500
La-Z-Boy, Inc.	4,168	84,485
Leggett & Platt, Inc.	15,361	477,574
Lennar Corp., Class A	17,781	640,827
Lifetime Brands, Inc.	1,090	14,802
M.D.C. Holdings, Inc.	3,391	110,241
M/I Homes, Inc.*	1,890	43,394
Meritage Homes Corp.*	701	30,395
Mohawk Industries, Inc.*	16,520	1,858,335
NACCO Industries, Inc., Class A	564	32,306
NVR, Inc.*	89	82,058
Skullcandy, Inc.*	1,906	10,407
Standard Pacific Corp.*	15,961	132,955
Taylor Morrison Home Corp., Class A*	413	10,069
Toll Brothers, Inc.*	18,191	593,572
TRI Pointe Homes, Inc.*	1,564	25,931
Universal Electronics, Inc.*	1,463	41,154
Whirlpool Corp.	7,250	829,110
Zagg, Inc.*	3,308	17,698

		7,355,749

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*	708	$4,382
Valuevision Media, Inc., Class A*	517	2,642

		7,024

Leisure Equipment & Products (0.3%)
Black Diamond, Inc.*	2,392	22,485
Brunswick Corp.	27,725	885,814
Callaway Golf Co.	127,035	835,890
JAKKS Pacific, Inc.	2,205	24,806
Johnson Outdoors, Inc., Class A*	569	14,168
LeapFrog Enterprises, Inc.*	6,831	67,217
Steinway Musical Instruments, Inc.*	768	23,370

		1,873,750

Media (2.2%)
AH Belo Corp., Class A	1,895	13,000
Beasley Broadcasting Group, Inc., Class A	436	3,654
Belo Corp., Class A	7,508	104,737
Carmike Cinemas, Inc.*	1,343	26,001
Central European Media Enterprises Ltd., Class A*	8,126	26,897
Crown Media Holdings, Inc., Class A*	3,185	7,867
Cumulus Media, Inc., Class A*	1,924	6,522
Daily Journal Corp.*	110	12,430
Dex Media, Inc.*	1,842	32,364
Digital Generation, Inc.*	2,517	18,550
DreamWorks Animation SKG, Inc., Class A*	7,943	203,817
Entercom Communications Corp., Class A*	2,566	24,223
EW Scripps Co., Class A*	3,335	51,959
Gannett Co., Inc.	195,594	4,784,229
Global Sources Ltd.*	1,785	11,977
Gray Television, Inc.*	4,988	35,914
Harte-Hanks, Inc.	4,583	39,414
Interpublic Group of Cos., Inc.	96,359	1,402,023
John Wiley & Sons, Inc., Class A	4,883	195,760
Journal Communications, Inc., Class A*	4,669	34,971
LIN TV Corp., Class A*	1,181	18,069
Live Nation Entertainment, Inc.*	15,139	234,655
Martha Stewart Living Omnimedia, Inc., Class A*	3,168	7,635
McClatchy Co., Class A*	1,412	3,219
MDC Partners, Inc., Class A	1,768	31,895
Media General, Inc., Class A*	2,041	22,512
Meredith Corp.	3,853	183,788
National CineMedia, Inc.	4,266	72,053
New York Times Co., Class A*	437,207	4,835,509
Reading International, Inc., Class A*	1,510	9,604
Regal Entertainment Group, Class A	6,969	124,745
Rentrak Corp.*	104	2,087
Saga Communications, Inc., Class A	385	17,675
Salem Communications Corp., Class A	1,141	8,546
Scholastic Corp.	2,822	82,656

Starz, Class A*	1,441	$31,846
Valassis Communications, Inc.	4,172	102,590
Washington Post Co., Class B	465	224,953
World Wrestling Entertainment, Inc., Class A	2,699	27,827

		13,078,173

Multiline Retail (0.2%)
Big Lots, Inc.*	4,612	145,416
Bon-Ton Stores, Inc.	110	1,986
Dillard’s, Inc., Class A	952	78,036
Fred’s, Inc., Class A	3,911	60,581
Gordmans Stores, Inc.*	709	9,650
J.C. Penney Co., Inc.*	18,380	313,930
Saks, Inc.*	11,271	153,736
Sears Holdings Corp.*	4,654	195,840
Tuesday Morning Corp.*	4,599	47,692

		1,006,867

Specialty Retail (2.4%)
Aaron’s, Inc.	86,615	2,426,086
Abercrombie & Fitch Co., Class A	30,238	1,368,269
American Eagle Outfitters, Inc.	7,378	134,722
America’s Car-Mart, Inc.*	197	8,518
Asbury Automotive Group, Inc.*	402	16,120
Ascena Retail Group, Inc.*	11,755	205,125
Barnes & Noble, Inc.*	4,070	64,957
bebe stores, Inc.	3,676	20,622
Body Central Corp.*	1,746	23,257
Brown Shoe Co., Inc.	1,784	38,410
Cato Corp., Class A	2,381	59,430
Chico’s FAS, Inc.	44,463	758,539
Children’s Place Retail Stores, Inc.*	1,641	89,927
Citi Trends, Inc.*	1,544	22,434
CST Brands, Inc.*	6,498	200,203
Destination Maternity Corp.	162	3,985
Destination XL Group, Inc.*	4,483	28,422
Dick’s Sporting Goods, Inc.	19,100	956,146
DSW, Inc., Class A	351	25,788
Finish Line, Inc., Class A	3,470	75,854
Foot Locker, Inc.	14,227	499,795
GameStop Corp., Class A	25,389	1,067,100
Genesco, Inc.*	727	48,702
Group 1 Automotive, Inc.	2,351	151,240
Guess?, Inc.	6,397	198,499
Haverty Furniture Cos., Inc.	1,662	38,243
hhgregg, Inc.*	1,385	22,118
Jos. A. Bank Clothiers, Inc.*	2,563	105,903
Kirkland’s, Inc.*	477	8,228
MarineMax, Inc.*	2,485	28,155
Men’s Wearhouse, Inc.	5,411	204,806
New York & Co., Inc.*	1,178	7,480
Office Depot, Inc.*	19,977	77,311
OfficeMax, Inc.	9,347	95,620
Pacific Sunwear of California, Inc.*	667	2,435
Penske Automotive Group, Inc.	21,213	647,845
PEP Boys-Manny, Moe & Jack*	5,702	66,029
RadioShack Corp.*	10,894	34,425
Rent-A-Center, Inc.	6,215	233,373
Sears Hometown and Outlet Stores, Inc.*	336	14,690

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Select Comfort Corp.*	375	$9,397
Shoe Carnival, Inc.	1,609	38,632
Signet Jewelers Ltd.	7,978	537,957
Sonic Automotive, Inc., Class A	3,134	66,253
Stage Stores, Inc.	3,510	82,485
Staples, Inc.	153,680	2,437,365
Stein Mart, Inc.	1,470	20,066
Systemax, Inc.	1,221	11,490
Tiffany & Co.	7,800	568,152
Trans World Entertainment Corp.	869	4,223
West Marine, Inc.*	1,757	19,327
Zale Corp.*	3,472	31,595

		13,905,753

Textiles, Apparel & Luxury Goods (0.3%)
American Apparel, Inc.*	6,020	11,558
Columbia Sportswear Co.	1,383	86,645
Crocs, Inc.*	1,299	21,434
Culp, Inc.	143	2,487
Deckers Outdoor Corp.*	2,087	105,414
Fifth & Pacific Cos., Inc.*	12,887	287,896
G-III Apparel Group Ltd.*	454	21,846
Iconix Brand Group, Inc.*	3,301	97,082
Jones Group, Inc.	8,584	118,030
Maidenform Brands, Inc.*	2,479	42,961
Movado Group, Inc.	1,797	60,793
Perry Ellis International, Inc.	1,355	27,520
PVH Corp.	4,300	537,715
Quiksilver, Inc.*	3,927	25,290
R.G. Barry Corp.	917	14,892
Skechers U.S.A., Inc., Class A*	4,167	100,050
True Religion Apparel, Inc.	232	7,345
Unifi, Inc.*	1,588	32,824

		1,601,782

Total Consumer Discretionary		54,476,020

Consumer Staples (4.8%)
Beverages (0.5%)
Beam, Inc.	13,200	833,052
Craft Brew Alliance, Inc.*	703	5,793
Molson Coors Brewing Co., Class B	45,755	2,189,834

		3,028,679

Food & Staples Retailing (0.6%)
Andersons, Inc.	2,005	106,646
Fairway Group Holdings Corp.*	974	23,542
Harris Teeter Supermarkets, Inc.	61,635	2,888,216
Ingles Markets, Inc., Class A	1,371	34,618
Nash Finch Co.	1,333	29,339
Pantry, Inc.*	2,241	27,296
Rite Aid Corp.*	30,970	88,574
Roundy’s, Inc.	2,716	22,624
Spartan Stores, Inc.	2,327	42,910
SUPERVALU, Inc.*	5,596	34,807
Village Super Market, Inc., Class A	274	9,067
Weis Markets, Inc.	1,191	53,678

		3,361,317

Food Products (2.9%)
Alico, Inc.	40	1,605
B&G Foods, Inc.	55,920	1,904,076

Boulder Brands, Inc.*	423	$5,097
Bunge Ltd.	13,800	976,626
Cal-Maine Foods, Inc.	231	10,744
Chiquita Brands International, Inc.*	4,986	54,447
ConAgra Foods, Inc.	117,965	4,120,518
Darling International, Inc.*	9,351	174,490
Dean Foods Co.*	20,016	200,560
Diamond Foods, Inc.*	2,354	48,846
Dole Food Co., Inc.*	5,512	70,278
Flowers Foods, Inc.	43,748	964,632
Fresh Del Monte Produce, Inc.	4,073	113,555
Griffin Land & Nurseries, Inc.	284	8,100
Ingredion, Inc.	19,700	1,292,714
John B. Sanfilippo & Son, Inc.	892	17,983
Omega Protein Corp.*	2,088	18,750
Pinnacle Foods, Inc.	29,921	722,592
Post Holdings, Inc.*	138,508	6,047,259
Seaboard Corp.	29	78,532
Seneca Foods Corp., Class A*	846	25,955
Smithfield Foods, Inc.*	14,927	488,859
Snyders-Lance, Inc.	4,339	123,271
Tootsie Roll Industries, Inc.	145	4,608
TreeHouse Foods, Inc.*	1,369	89,724

		17,563,821

Household Products (0.8%)
Central Garden & Pet Co., Class A*	3,911	26,986
Energizer Holdings, Inc.	37,285	3,747,515
Harbinger Group, Inc.*	3,646	27,491
Oil-Dri Corp. of America	408	11,208
Orchids Paper Products Co.	134	3,517
Spectrum Brands Holdings, Inc.	12,100	688,127

		4,504,844

Personal Products (0.0%)
Elizabeth Arden, Inc.*	432	19,470
Inter Parfums, Inc.	556	15,857
Nature’s Sunshine Products, Inc.	1,117	18,263
Nutraceutical International Corp.	867	17,722
Revlon, Inc., Class A*	841	18,552

		89,864

Tobacco (0.0%)
Alliance One International, Inc.*	8,847	33,619
Universal Corp.	2,507	145,030
Vector Group Ltd.	1,757	28,498

		207,147

Total Consumer Staples		28,755,672

Energy (5.5%)
Energy Equipment & Services (1.7%)
Atwood Oceanics, Inc.*	5,015	261,031
Basic Energy Services, Inc.*	3,145	38,023
Bolt Technology Corp.	824	14,074
Bristow Group, Inc.	3,890	254,095
C&J Energy Services, Inc.*	4,863	94,196
Cal Dive International, Inc.*	10,640	20,003
CARBO Ceramics, Inc.	1,210	81,590
Dawson Geophysical Co.*	864	31,847
Era Group, Inc.*	2,158	56,432
Exterran Holdings, Inc.*	6,218	174,850

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Forum Energy Technologies, Inc.*	2,127	$64,725
Global Geophysical Services, Inc.*	2,112	9,969
Gulf Island Fabrication, Inc.	1,552	29,721
Gulfmark Offshore, Inc., Class A	21,676	977,371
Helix Energy Solutions Group, Inc.*	62,401	1,437,719
Helmerich & Payne, Inc.	26,207	1,636,627
Hercules Offshore, Inc.*	17,134	120,623
Hornbeck Offshore Services, Inc.*	3,658	195,703
ION Geophysical Corp.*	11,161	67,189
Key Energy Services, Inc.*	16,401	97,586
Matrix Service Co.*	2,354	36,675
McDermott International, Inc.*	25,470	208,345
Mitcham Industries, Inc.*	1,360	22,821
Nabors Industries Ltd.	31,718	485,603
Natural Gas Services Group, Inc.*	1,361	31,970
Newpark Resources, Inc.*	1,907	20,958
Nuverra Environmental Solutions, Inc.*	14,532	42,143
Oil States International, Inc.*	5,910	547,502
Parker Drilling Co.*	12,761	63,550
Patterson-UTI Energy, Inc.	15,767	305,170
PHI, Inc. (Non-Voting)*	1,292	44,316
Pioneer Energy Services Corp.*	6,633	43,910
Rowan Cos., plc, Class A*	13,381	455,891
RPC, Inc.	1,314	18,146
SEACOR Holdings, Inc.	1,985	164,854
Solar Cayman Ltd.*(b)§†	141,300	14,130
Superior Energy Services, Inc.*	52,356	1,358,115
Tesco Corp.*	3,276	43,407
TETRA Technologies, Inc.*	8,409	86,276
TGC Industries, Inc.	248	2,038
Tidewater, Inc.	5,308	302,397
Unit Corp.*	5,296	225,504
Vantage Drilling Co.*	21,353	43,560
Willbros Group, Inc.*	4,268	26,205

		10,256,860

Oil, Gas & Consumable Fuels (3.8%)
Adams Resources & Energy, Inc.	217	14,949
Alon USA Energy, Inc.	2,462	35,601
Alpha Natural Resources, Inc.*	23,794	124,681
Apco Oil and Gas International, Inc.*	758	8,740
Approach Resources, Inc.*	1,667	40,958
Arch Coal, Inc.	22,853	86,384
Berry Petroleum Co., Class A	3,849	162,890
Bill Barrett Corp.*	3,771	76,250
BPZ Resources, Inc.*	12,615	22,581
Callon Petroleum Co.*	4,458	15,023
Carrizo Oil & Gas, Inc.*	630	17,848
Cimarex Energy Co.	43,825	2,848,187
Clayton Williams Energy, Inc.*	626	27,231
Cloud Peak Energy, Inc.*	6,564	108,175
Comstock Resources, Inc.	5,198	81,765
Contango Oil & Gas Co.	17,549	592,279
Crimson Exploration, Inc.*	1,959	5,524
Crosstex Energy, Inc.	436	8,615
Delek U.S. Holdings, Inc.	1,406	40,465
Denbury Resources, Inc.*	85,705	1,484,411
Emerald Oil, Inc.*	3,932	26,974
Endeavour International Corp.*	4,920	18,893
Energen Corp.	35,092	1,833,908

Energy XXI Bermuda Ltd.	8,535	$189,306
EPL Oil & Gas, Inc.*	2,192	64,357
EQT Corp.	7,600	603,212
Equal Energy Ltd.	3,589	14,500
EXCO Resources, Inc.	7,138	54,534
Forest Oil Corp.*	11,222	45,898
Frontline Ltd.*	5,782	10,234
GasLog Ltd.	2,641	33,805
Golar LNG Ltd.	4,712	150,266
Green Plains Renewable Energy, Inc.*	2,732	36,390
Gulfport Energy Corp.*	1,566	73,712
Halcon Resources Corp.*	22,278	126,316
Hallador Energy Co.	1,032	8,308
Knightsbridge Tankers Ltd.	2,531	18,628
L&L Energy, Inc.*	3,213	11,406
Laredo Petroleum Holdings, Inc.*	488	10,033
Magnum Hunter Resources Corp.*	12,753	46,548
Matador Resources Co.*	5,292	63,398
Midstates Petroleum Co., Inc.*	3,550	19,205
Miller Energy Resources, Inc.*	3,264	13,056
Newfield Exploration Co.*	14,560	347,838
Noble Energy, Inc.	60,050	3,605,402
Nordic American Tankers Ltd.	7,112	53,838
Northern Oil and Gas, Inc.*	6,864	91,566
PBF Energy, Inc.	2,533	65,605
PDC Energy, Inc.*	3,270	168,340
Peabody Energy Corp.	28,974	424,179
Pengrowth Energy Corp.	818,000	4,021,166
Penn Virginia Corp.*	6,060	28,482
PetroQuest Energy, Inc.*	547	2,166
QEP Resources, Inc.	17,318	481,094
Quicksilver Resources, Inc.*	10,879	18,277
Range Resources Corp.	7,700	595,364
Renewable Energy Group, Inc.*	1,793	25,514
Resolute Energy Corp.*	7,248	57,839
REX American Resources Corp.*	530	15,248
Sanchez Energy Corp.*	2,861	65,689
SandRidge Energy, Inc.*	53,104	252,775
Scorpio Tankers, Inc.	17,448	156,683
SemGroup Corp., Class A	328	17,666
Ship Finance International Ltd.	5,549	82,347
Southwestern Energy Co.*	13,550	494,982
Stone Energy Corp.*	5,381	118,543
Swift Energy Co.*	4,657	55,837
Teekay Corp.	4,071	165,405
Teekay Tankers Ltd., Class A	7,070	18,594
Triangle Petroleum Corp.*	4,134	28,979
Ultra Petroleum Corp.*	16,454	326,118
Ur-Energy, Inc.*	10,113	13,551
VAALCO Energy, Inc.*	3,064	17,526
W&T Offshore, Inc.	3,719	53,145
Warren Resources, Inc.*	7,682	19,589
Western Refining, Inc.	2,604	73,094
Westmoreland Coal Co.*	1,237	13,892
Whiting Petroleum Corp.*	15,215	701,259
World Fuel Services Corp.	6,348	253,793
WPX Energy, Inc.*	21,527	407,721
ZaZa Energy Corp.*	1,479	1,775

		22,616,325

Total Energy		32,873,185

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Financials (26.2%)
Capital Markets (1.4%)
American Capital Ltd.*	32,523	$412,066
Apollo Investment Corp.	24,299	188,074
Ares Capital Corp.	90,598	1,558,286
Arlington Asset Investment Corp., Class A	1,474	39,415
Artisan Partners Asset Management, Inc.*	790	39,429
BlackRock Kelso Capital Corp.	7,620	71,323
Calamos Asset Management, Inc., Class A	2,135	22,417
Capital Southwest Corp.	349	48,103
CIFC Corp.*	740	5,587
Cowen Group, Inc., Class A*	10,404	30,172
E*TRADE Financial Corp.*	30,801	389,941
FBR & Co.*	918	23,189
Federated Investors, Inc., Class B	2,702	74,062
Fidus Investment Corp.	1,483	27,747
Fifth Street Finance Corp.	13,229	138,243
Garrison Capital, Inc.	618	9,530
GFI Group, Inc.	7,636	29,857
Gladstone Capital Corp.	2,416	19,739
Gladstone Investment Corp.	2,900	21,315
Golub Capital BDC, Inc.	3,759	65,782
GSV Capital Corp.*	1,916	15,060
Hercules Technology Growth Capital, Inc.	6,681	93,133
HFF, Inc., Class A	563	10,004
Horizon Technology Finance Corp.	1,002	13,767
ICG Group, Inc.*	3,791	43,217
INTL FCStone, Inc.*	1,102	19,230
Investment Technology Group, Inc.*	3,960	55,361
Janus Capital Group, Inc.	16,109	137,088
JMP Group, Inc.	1,741	11,560
KCAP Financial, Inc.	3,039	34,219
Knight Capital Group, Inc., Class A*	18,585	66,720
Legg Mason, Inc.	11,934	370,073
LPL Financial Holdings, Inc.	1,270	47,955
Main Street Capital Corp.	3,523	97,552
Manning & Napier, Inc.	1,482	26,320
MCG Capital Corp.	7,891	41,112
Medallion Financial Corp.	2,024	28,154
Medley Capital Corp.	3,278	44,515
MVC Capital, Inc.	2,579	32,470
New Mountain Finance Corp.	3,500	49,560
NGP Capital Resources Co.	2,181	13,369
Oppenheimer Holdings, Inc., Class A	1,071	20,392
PennantPark Floating Rate Capital Ltd.	1,067	15,087
PennantPark Investment Corp.	7,259	80,212
Piper Jaffray Cos., Inc.*	1,852	58,542
Prospect Capital Corp.	26,283	283,856
Raymond James Financial, Inc.	42,495	1,826,435
Safeguard Scientifics, Inc.*	2,231	35,808
SEI Investments Co.	810	23,028
Solar Capital Ltd.	4,881	112,702
Solar Senior Capital Ltd.	1,314	24,191
Stellus Capital Investment Corp.	1,238	18,632
Stifel Financial Corp.*	6,852	244,411
SWS Group, Inc.*	3,064	16,699

TCP Capital Corp.	2,781	$46,637
THL Credit, Inc.	2,930	44,507
TICC Capital Corp.	5,777	55,575
Triangle Capital Corp.	2,998	82,475
Waddell & Reed Financial, Inc., Class A	21,400	930,900
Walter Investment Management Corp.*	3,976	134,429
WhiteHorse Finance, Inc.	686	10,804

		8,530,038

Commercial Banks (6.7%)
1st Source Corp.	1,626	38,634
1st United Bancorp, Inc./Florida	3,062	20,577
Access National Corp.	801	10,397
American National Bankshares, Inc.	854	19,847
Ameris Bancorp*	2,537	42,748
Ames National Corp.	980	22,305
Arrow Financial Corp.	1,136	28,116
Associated Banc-Corp	18,058	280,802
BancFirst Corp.	773	35,983
Banco Latinoamericano de Comercio Exterior S.A., Class E	3,156	70,663
Bancorp, Inc./Delaware*	3,525	52,840
BancorpSouth, Inc.	10,297	182,257
Bank of Hawaii Corp.	4,882	245,662
Bank of Kentucky Financial Corp.	672	19,112
Bank of Marin Bancorp/California	599	23,960
Bank of the Ozarks, Inc.	976	42,290
BankUnited, Inc.	6,896	179,365
Banner Corp.	2,098	70,891
Bar Harbor Bankshares	368	13,450
BBCN Bancorp, Inc.	8,551	121,595
BNC Bancorp	1,841	21,024
BOK Financial Corp.	13,613	871,913
Boston Private Financial Holdings, Inc.	8,550	90,972
Bridge Bancorp, Inc.	989	22,252
Bridge Capital Holdings*	1,010	16,019
Bryn Mawr Bank Corp.	1,441	34,483
C&F Financial Corp.	347	19,338
Camden National Corp.	833	29,547
Capital Bank Financial Corp., Class A*	2,662	50,551
Capital City Bank Group, Inc.*	1,357	15,646
CapitalSource, Inc.	144,656	1,356,873
Cardinal Financial Corp.	3,238	47,404
Cascade Bancorp*	582	3,614
Cathay General Bancorp	8,522	173,423
Center Bancorp, Inc.	1,119	14,200
Centerstate Banks, Inc.	3,275	28,427
Central Pacific Financial Corp.*	2,336	42,048
Century Bancorp, Inc./Massachusetts, Class A	303	10,605
Chemical Financial Corp.	2,980	77,450
Chemung Financial Corp.	348	11,655
CIT Group, Inc.*	5,000	233,150
Citizens & Northern Corp.	1,346	26,005
City Holding Co.	1,708	66,527
City National Corp./California	16,622	1,053,336
CNB Financial Corp./Pennsylvania	1,401	23,733

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

CoBiz Financial, Inc.	3,727	$30,934
Columbia Banking System, Inc.	5,531	131,693
Comerica, Inc.	35,200	1,402,016
Commerce Bancshares, Inc./Missouri	8,305	361,766
Community Bank System, Inc.	4,353	134,290
Community Trust Bancorp, Inc.	1,528	54,427
ConnectOne Bancorp, Inc.*	192	5,902
Crescent Financial Bancshares, Inc.*	1,167	5,111
CU Bancorp*	997	15,753
Cullen/Frost Bankers, Inc.	5,605	374,246
Customers Bancorp, Inc.*	2,147	34,889
CVB Financial Corp.	9,932	116,800
Eagle Bancorp, Inc.*	2,420	54,151
East West Bancorp, Inc.	59,241	1,629,127
Enterprise Bancorp, Inc./Massachusetts	734	13,572
Enterprise Financial Services Corp.	1,915	30,563
F.N.B. Corp./Pennsylvania	15,725	189,958
Farmers Capital Bank Corp.*	768	16,658
Fidelity Southern Corp.*	1,090	13,483
Financial Institutions, Inc.	1,522	28,020
First Bancorp, Inc./Maine	1,033	18,057
First Bancorp/North Carolina	2,090	29,469
First BanCorp/Puerto Rico*	7,747	54,849
First Busey Corp.	7,582	34,119
First Citizens BancShares, Inc./North Carolina, Class A	812	155,945
First Commonwealth Financial Corp.	10,526	77,577
First Community Bancshares, Inc./Virginia	1,892	29,667
First Connecticut Bancorp, Inc./Connecticut	1,778	24,750
First Financial Bancorp	6,365	94,838
First Financial Bankshares, Inc.	1,140	63,452
First Financial Corp./Indiana	1,214	37,622
First Financial Holdings, Inc.	1,776	37,669
First Horizon National Corp.	25,864	289,677
First Interstate Bancsystem, Inc.	1,896	39,304
First M&F Corp.	841	13,296
First Merchants Corp.	3,054	52,376
First Midwest Bancorp, Inc./Illinois	8,083	110,899
First NBC Bank Holding Co.*	454	11,078
First Niagara Financial Group, Inc.	221,599	2,231,502
First of Long Island Corp.	845	28,046
First Republic Bank/California	47,482	1,827,107
First Security Group, Inc./Tennessee*	6,551	14,216
FirstMerit Corp.	77,909	1,560,517
Flushing Financial Corp.	3,320	54,614
FNB United Corp.*	1,048	8,499
Fulton Financial Corp.	21,056	241,723
German American Bancorp, Inc.	1,383	31,145
Glacier Bancorp, Inc.	7,779	172,616
Great Southern Bancorp, Inc.	1,115	30,060
Guaranty Bancorp	1,480	16,798
Hampton Roads Bankshares, Inc.*	3,136	4,045
Hancock Holding Co.	9,186	276,223
Hanmi Financial Corp.*	3,392	59,937
Heartland Financial USA, Inc.	1,585	43,572
Heritage Commerce Corp.*	2,077	14,539

Heritage Financial Corp./Washington	1,573	$23,044
Heritage Oaks Bancorp*	1,857	11,458
Home BancShares, Inc./Arkansas	3,666	95,206
Home Federal Bancorp, Inc./Idaho	1,552	19,772
HomeTrust Bancshares, Inc.*	2,156	36,566
Horizon Bancorp/Indiana	880	17,961
Hudson Valley Holding Corp.	1,772	30,089
Huntington Bancshares, Inc./Ohio	90,127	710,201
IBERIABANK Corp.	3,222	172,731
Independent Bank Corp./Massachusetts	2,473	85,318
Independent Bank Group, Inc.*	420	12,768
International Bancshares Corp.	5,769	130,264
Intervest Bancshares Corp., Class A*	1,813	12,111
Investors Bancorp, Inc.	5,039	106,222
KeyCorp	141,685	1,564,202
Lakeland Bancorp, Inc.	3,228	33,668
Lakeland Financial Corp.	1,771	49,145
LCNB Corp.	578	12,924
Macatawa Bank Corp.*	2,389	12,041
MainSource Financial Group, Inc.	2,165	29,076
MB Financial, Inc.	5,901	158,147
Mercantile Bank Corp.	831	14,933
Merchants Bancshares, Inc.	605	17,890
Metro Bancorp, Inc.*	1,535	30,746
MetroCorp Bancshares, Inc.	1,582	15,440
Middleburg Financial Corp.	579	11,059
MidSouth Bancorp, Inc.	912	14,163
MidWestOne Financial Group, Inc.	667	16,048
National Bank Holdings Corp., Class A	5,640	111,108
National Bankshares, Inc./Virginia	738	26,221
National Penn Bancshares, Inc.	120,112	1,220,338
NBT Bancorp, Inc.	4,745	100,452
NewBridge Bancorp*	2,538	15,203
Northrim BanCorp, Inc.	698	16,885
OFG Bancorp	4,915	89,011
Old National Bancorp/Indiana	10,955	151,508
OmniAmerican Bancorp, Inc.*	1,232	27,141
Pacific Continental Corp.	1,958	23,104
Pacific Premier Bancorp, Inc.*	1,574	19,234
PacWest Bancorp	4,093	125,450
Palmetto Bancshares, Inc.*	428	5,564
Park National Corp.	1,268	87,226
Park Sterling Corp.*	4,636	27,399
Peapack-Gladstone Financial Corp.	846	14,805
Penns Woods Bancorp, Inc.	400	16,744
Peoples Bancorp, Inc./Ohio	1,179	24,853
Pinnacle Financial Partners, Inc.*	3,780	97,184
Popular, Inc.*	206,273	6,256,260
Preferred Bank/California*	1,306	21,523
PrivateBancorp, Inc.	7,000	148,470
Prosperity Bancshares, Inc.	6,514	337,360
Renasant Corp.	2,725	66,326
Republic Bancorp, Inc./Kentucky, Class A	1,102	24,156
S&T Bancorp, Inc.	3,205	62,818
Sandy Spring Bancorp, Inc.	2,714	58,677
SCBT Financial Corp.	1,744	87,880

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Seacoast Banking Corp. of Florida*	7,427	$16,339
Sierra Bancorp	1,229	18,189
Signature Bank/New York*	19,197	1,593,735
Simmons First National Corp., Class A	1,756	45,814
Southside Bancshares, Inc.	1,940	46,327
Southwest Bancorp, Inc./Oklahoma*	2,128	28,090
State Bank Financial Corp.	3,467	52,109
StellarOne Corp.	2,471	48,555
Sterling Bancorp/New York	3,335	38,753
Sterling Financial Corp./Washington	3,660	87,035
Suffolk Bancorp*	1,220	19,935
Sun Bancorp, Inc./New Jersey*	4,065	13,780
SunTrust Banks, Inc.	17,880	564,472
Susquehanna Bancshares, Inc.	20,088	258,131
SVB Financial Group*	4,853	404,352
SY Bancorp, Inc.	1,492	36,599
Synovus Financial Corp.	85,315	249,120
Taylor Capital Group, Inc.*	1,825	30,824
TCF Financial Corp.	17,646	250,220
Texas Capital Bancshares, Inc.*	4,406	195,450
Tompkins Financial Corp.	1,564	70,677
TowneBank/Virginia	2,831	41,672
Trico Bancshares	1,717	36,624
Tristate Capital Holdings, Inc.*	675	9,281
Trustmark Corp.	7,303	179,508
UMB Financial Corp.	3,514	195,624
Umpqua Holdings Corp.	12,080	181,321
Union First Market Bankshares Corp.	2,181	44,907
United Bankshares, Inc./West Virginia	4,678	123,733
United Community Banks, Inc./Georgia*	4,615	57,318
Univest Corp. of Pennsylvania	1,849	35,260
Valley National Bancorp	21,632	204,855
ViewPoint Financial Group, Inc.	4,318	89,858
Virginia Commerce Bancorp, Inc.*	2,913	40,665
Washington Banking Co.	1,698	24,112
Washington Trust Bancorp, Inc.	1,555	44,349
Webster Financial Corp.	9,706	249,250
WesBanco, Inc.	2,799	73,978
West Bancorp, Inc.	1,589	18,671
Westamerica Bancorp	2,928	133,780
Western Alliance Bancorp*	58,801	930,820
Wilshire Bancorp, Inc.	6,654	44,049
Wintrust Financial Corp.	4,019	153,847
Yadkin Financial Corp.*	1,473	20,681
Zions Bancorp	52,003	1,501,847

		39,505,460

Consumer Finance (0.1%)
Cash America International, Inc.	3,082	140,108
Consumer Portfolio Services, Inc.*	728	5,343
DFC Global Corp.*	4,338	59,908
Encore Capital Group, Inc.*	572	18,939
EZCORP, Inc., Class A*	5,498	92,806
First Marblehead Corp.*	9,693	11,438
Green Dot Corp., Class A*	2,789	55,640

Imperial Holdings, Inc.*	1,823	$12,488
Nelnet, Inc., Class A	2,453	88,529
Nicholas Financial, Inc.	1,165	17,615
Regional Management Corp.*	269	6,725

		509,539

Diversified Financial Services (0.2%)
California First National Bancorp	286	4,719
Gain Capital Holdings, Inc.	1,339	8,449
Marlin Business Services Corp.	909	20,707
MSCI, Inc.*	7,529	250,490
NASDAQ OMX Group, Inc.	11,989	393,119
NewStar Financial, Inc.*	2,840	37,829
PHH Corp.*	6,134	125,011
PICO Holdings, Inc.*	2,421	50,744
Resource America, Inc., Class A	1,255	10,668

		901,736

Insurance (8.6%)
Alleghany Corp.*	6,307	2,417,536
Allied World Assurance Co. Holdings AG	2,492	228,043
Ambac Financial Group, Inc.*	3,848	91,698
American Equity Investment Life Holding Co.	83,054	1,303,948
American Financial Group, Inc./Ohio	7,214	352,837
American National Insurance Co.	785	78,084
American Safety Insurance Holdings Ltd.*	945	27,358
AMERISAFE, Inc.	1,974	63,938
Amtrust Financial Services, Inc.	620	22,134
Arch Capital Group Ltd.*	40,534	2,083,853
Argo Group International Holdings Ltd.	1,970	83,517
Aspen Insurance Holdings Ltd.	7,141	264,860
Assurant, Inc.	8,261	420,567
Assured Guaranty Ltd.	73,548	1,622,469
Axis Capital Holdings Ltd.	9,587	438,893
Baldwin & Lyons, Inc., Class B	977	23,722
Brown & Brown, Inc.	36,391	1,173,246
Citizens, Inc./Texas*	4,597	27,490
CNO Financial Group, Inc.	23,886	309,563
Crawford & Co., Class B	1,897	10,661
Donegal Group, Inc., Class A	771	10,771
Eastern Insurance Holdings, Inc.	577	10,819
EMC Insurance Group, Inc.	451	11,843
Employers Holdings, Inc.	1,043	25,501
Endurance Specialty Holdings Ltd.	24,303	1,250,389
Enstar Group Ltd.*	676	89,894
Everest Reinsurance Group Ltd.	5,380	690,039
FBL Financial Group, Inc., Class A	951	41,378
Fidelity National Financial, Inc., Class A	24,449	582,131
First American Financial Corp.	245,631	5,413,707
Fortegra Financial Corp.*	805	5,530
Genworth Financial, Inc., Class A*	53,019	604,947
Global Indemnity plc*	1,054	24,822
Greenlight Capital Reinsurance Ltd., Class A*	56,891	1,395,536
Hallmark Financial Services, Inc.*	1,466	13,399
Hanover Insurance Group, Inc.	3,387	165,726

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Hartford Financial Services Group, Inc.	106,270	$3,285,868
HCC Insurance Holdings, Inc.	79,964	3,447,248
Hilltop Holdings, Inc.*	6,686	109,650
Horace Mann Educators Corp.	4,259	103,834
Independence Holding Co.	784	9,267
Infinity Property & Casualty Corp.	647	38,665
Investors Title Co.	126	8,938
Kansas City Life Insurance Co.	448	17,145
Kemper Corp.	5,120	175,360
Maiden Holdings Ltd.	4,813	54,002
Markel Corp.*	3,623	1,909,140
MBIA, Inc.*	336,244	4,475,408
Meadowbrook Insurance Group, Inc.	5,048	40,535
Mercury General Corp.	2,765	121,549
Montpelier Reinsurance Holdings Ltd.	4,953	123,875
National Financial Partners Corp.*	4,144	104,885
National Interstate Corp.	543	15,883
National Western Life Insurance Co., Class A	235	44,615
Navigators Group, Inc.*	1,097	62,573
Old Republic International Corp.	359,856	4,631,347
OneBeacon Insurance Group Ltd., Class A	2,395	34,680
PartnerReinsurance Ltd.	6,212	562,559
Phoenix Cos., Inc.*	617	26,531
Platinum Underwriters Holdings Ltd.	3,406	194,891
Primerica, Inc.	6,105	228,571
ProAssurance Corp.	6,649	346,812
Protective Life Corp.	8,449	324,526
Reinsurance Group of America, Inc.	45,346	3,133,862
RenaissanceReinsurance Holdings Ltd.	4,789	415,637
RLI Corp.	2,284	174,520
Safety Insurance Group, Inc.	1,390	67,429
Selective Insurance Group, Inc.	5,964	137,291
StanCorp Financial Group, Inc.	4,770	235,686
State Auto Financial Corp.	1,524	27,691
Stewart Information Services Corp.	2,286	59,870
Symetra Financial Corp.	8,758	140,040
Tower Group International Ltd.	5,715	117,215
United Fire Group, Inc.	2,060	51,150
Universal Insurance Holdings, Inc.	2,891	20,468
Validus Holdings Ltd.	10,364	374,348
W. R. Berkley Corp.	11,618	474,711
White Mountains Insurance Group Ltd.	664	381,760
Willis Group Holdings plc	41,240	1,681,767
XL Group plc	58,500	1,773,720

		51,146,371

Real Estate Investment Trusts (REITs) (6.7%)
Acadia Realty Trust (REIT)	5,005	123,573
AG Mortgage Investment Trust, Inc. (REIT)	3,478	65,421
Agree Realty Corp. (REIT)	1,533	45,254
Alexandria Real Estate Equities, Inc. (REIT)	7,743	508,870
American Assets Trust, Inc. (REIT)	3,746	115,602
American Campus Communities, Inc. (REIT)	11,352	461,572

American Capital Mortgage Investment Corp. (REIT)	6,873	$123,508
American Realty Capital Properties, Inc. (REIT)	14,066	214,647
American Residential Properties, Inc. (REIT)*	1,569	26,987
AmREIT, Inc. (REIT)	1,760	34,038
Anworth Mortgage Asset Corp. (REIT)	17,471	97,838
Apartment Investment & Management Co. (REIT), Class A	7,088	212,924
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,517	71,730
Apollo Residential Mortgage, Inc. (REIT)	3,445	56,774
Ares Commercial Real Estate Corp. (REIT)	728	9,326
Armada Hoffler Properties, Inc. (REIT)	2,078	24,479
ARMOUR Residential REIT, Inc. (REIT)	41,398	194,985
Ashford Hospitality Trust, Inc. (REIT)	5,723	65,528
Associated Estates Realty Corp. (REIT)	2,953	47,484
Aviv REIT, Inc. (REIT)	1,181	29,867
BioMed Realty Trust, Inc. (REIT)	75,717	1,531,755
Brandywine Realty Trust (REIT)	63,628	860,251
BRE Properties, Inc. (REIT)	8,345	417,417
Camden Property Trust (REIT)	9,154	632,908
Campus Crest Communities, Inc. (REIT)	6,958	80,295
CapLease, Inc. (REIT)	9,644	81,395
Capstead Mortgage Corp. (REIT)	11,171	135,169
CBL & Associates Properties, Inc. (REIT)	11,890	254,684
Cedar Realty Trust, Inc. (REIT)	6,149	31,852
Chambers Street Properties (REIT)	27,021	270,210
Chatham Lodging Trust (REIT)	2,050	35,219
Chesapeake Lodging Trust (REIT)	5,465	113,617
Chimera Investment Corp. (REIT)	111,785	335,355
Colonial Properties Trust (REIT)	9,655	232,879
Colony Financial, Inc. (REIT)	7,247	144,143
CommonWealth REIT (REIT)	12,824	296,491
Corporate Office Properties Trust/Maryland (REIT)	9,405	239,827
Corrections Corp. of America (REIT)	49,901	1,690,147
Cousins Properties, Inc. (REIT)	531,627	5,369,433
CubeSmart (REIT)	14,451	230,927
CyrusOne, Inc. (REIT)	2,049	42,496
CYS Investments, Inc. (REIT)	19,840	182,726
DCT Industrial Trust, Inc. (REIT)	31,735	226,905
DDR Corp. (REIT)	66,490	1,107,059
DiamondRock Hospitality Co. (REIT)	21,351	198,991
Digital Realty Trust, Inc. (REIT)	13,400	817,400
Douglas Emmett, Inc. (REIT)	15,381	383,756
Duke Realty Corp. (REIT)	34,664	540,412
DuPont Fabros Technology, Inc. (REIT)	3,923	94,740

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Dynex Capital, Inc. (REIT)	6,445	$65,675
EastGroup Properties, Inc. (REIT)	327	18,400
Education Realty Trust, Inc. (REIT)	12,518	128,059
Ellington Residential Mortgage REIT (REIT)	751	13,405
EPR Properties (REIT)	5,208	261,806
Equity Lifestyle Properties, Inc. (REIT)	11,909	935,928
Equity One, Inc. (REIT)	6,754	152,843
Essex Property Trust, Inc. (REIT)	4,101	651,731
Excel Trust, Inc. (REIT)	5,344	68,457
Extra Space Storage, Inc. (REIT)	11,028	462,404
Federal Realty Investment Trust (REIT)	2,442	253,187
FelCor Lodging Trust, Inc. (REIT)*	13,334	78,804
First Industrial Realty Trust, Inc. (REIT)	11,707	177,595
First Potomac Realty Trust (REIT)	6,491	84,772
Franklin Street Properties Corp. (REIT)	10,079	133,043
GEO Group, Inc. (REIT)	4,363	148,124
Getty Realty Corp. (REIT)	2,886	59,596
Gladstone Commercial Corp. (REIT)	1,522	28,370
Glimcher Realty Trust (REIT)	1,503	16,413
Government Properties Income Trust (REIT)	5,878	148,243
Gramercy Property Trust, Inc. (REIT)*	6,414	28,863
Hatteras Financial Corp. (REIT)	11,154	274,835
Healthcare Realty Trust, Inc. (REIT)	6,227	158,789
Healthcare Trust of America, Inc. (REIT), Class A	12,058	135,411
Hersha Hospitality Trust (REIT)	22,174	125,061
Highwoods Properties, Inc. (REIT)	6,289	223,951
Home Properties, Inc. (REIT)	5,720	373,916
Hospitality Properties Trust (REIT)	15,027	394,910
Hudson Pacific Properties, Inc. (REIT)	4,846	103,123
Inland Real Estate Corp. (REIT)	1,852	18,927
Invesco Mortgage Capital, Inc. (REIT)	15,224	252,109
Investors Real Estate Trust (REIT)	10,722	92,209
iStar Financial, Inc. (REIT)*	184,318	2,080,950
JAVELIN Mortgage Investment Corp. (REIT)	1,522	21,445
Kilroy Realty Corp. (REIT)	8,169	433,039
Kite Realty Group Trust (REIT)	9,938	59,926
LaSalle Hotel Properties (REIT)	10,441	257,893
Lexington Realty Trust (REIT)	18,336	214,164
Liberty Property Trust (REIT)	35,149	1,299,107
LTC Properties, Inc. (REIT)	680	26,554
Mack-Cali Realty Corp. (REIT)	9,776	239,414
Medical Properties Trust, Inc. (REIT)	16,429	235,263
MFA Financial, Inc. (REIT)	40,210	339,775
Mid-America Apartment Communities, Inc. (REIT)	4,691	317,909
Monmouth Real Estate Investment Corp. (REIT), Class A	4,830	47,672

MPG Office Trust, Inc. (REIT)*	6,139	$19,276
National Retail Properties, Inc. (REIT)	12,848	441,971
New Residential Investment Corp. (REIT)	27,580	185,889
New York Mortgage Trust, Inc. (REIT)	7,202	48,758
NorthStar Realty Finance Corp. (REIT)	21,648	196,997
One Liberty Properties, Inc. (REIT)	1,376	30,217
Parkway Properties, Inc./Maryland (REIT)	4,771	79,962
Pebblebrook Hotel Trust (REIT)	6,774	175,108
Pennsylvania Real Estate Investment Trust (REIT)	7,411	139,920
PennyMac Mortgage Investment Trust (REIT)	6,681	140,635
Piedmont Office Realty Trust, Inc. (REIT), Class A	18,239	326,113
Post Properties, Inc. (REIT)	5,918	292,882
RAIT Financial Trust (REIT)	7,523	56,573
Ramco-Gershenson Properties Trust (REIT)	6,561	101,892
Redwood Trust, Inc. (REIT)	8,939	151,963
Regency Centers Corp. (REIT)	5,785	293,936
Resource Capital Corp. (REIT)	14,160	87,084
Retail Opportunity Investments Corp. (REIT)	7,125	99,038
Retail Properties of America, Inc. (REIT), Class A	14,673	209,530
RLJ Lodging Trust (REIT)	13,299	299,095
Rouse Properties, Inc. (REIT)	2,451	48,089
Ryman Hospitality Properties (REIT)	1,771	69,087
Sabra Health Care REIT, Inc. (REIT)	2,559	66,815
Select Income REIT (REIT)	2,043	57,286
Senior Housing Properties Trust (REIT)	19,004	492,774
Silver Bay Realty Trust Corp. (REIT)	161,842	2,680,104
Sovran Self Storage, Inc. (REIT)	390	25,268
Spirit Realty Capital, Inc. (REIT)	6,305	111,725
STAG Industrial, Inc. (REIT)	4,670	93,167
Strategic Hotels & Resorts, Inc. (REIT)*	3,222	28,547
Summit Hotel Properties, Inc. (REIT)	7,081	66,915
Sunstone Hotel Investors, Inc. (REIT)*	17,671	213,466
Taubman Centers, Inc. (REIT)	4,645	349,072
Terreno Realty Corp. (REIT)	2,266	41,989
Two Harbors Investment Corp. (REIT)	39,278	402,600
UMH Properties, Inc. (REIT)	1,652	16,966
Urstadt Biddle Properties, Inc. (REIT), Class A	618	12,465
Washington Real Estate Investment Trust (REIT)	5,374	144,614
Weingarten Realty Investors (REIT)	13,181	405,579

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Western Asset Mortgage Capital Corp. (REIT)	2,864	$50,005
Whitestone REIT (REIT)	1,980	31,205
Winthrop Realty Trust (REIT)	3,109	37,401
WP Carey, Inc. (REIT)	6,211	410,982
ZAIS Financial Corp. (REIT)	226	4,106

		39,988,002

Real Estate Management & Development (1.3%)
Alexander & Baldwin, Inc.*	4,701	186,865
Altisource Residential Corp.*	2,768	46,198
AV Homes, Inc.*	1,057	18,741
Consolidated-Tomoka Land Co.	611	23,316
Forest City Enterprises, Inc., Class A*	16,962	303,789
Forestar Group, Inc.*	3,337	66,940
Howard Hughes Corp.*	51,244	5,743,940
Jones Lang LaSalle, Inc.	4,786	436,196
Kennedy-Wilson Holdings, Inc.	5,118	85,163
Realogy Holdings Corp.*	15,842	761,050
St. Joe Co.*	5,865	123,458
Tejon Ranch Co.*	117	3,333
Thomas Properties Group, Inc.	3,173	16,817

		7,815,806

Thrifts & Mortgage Finance (1.2%)
Astoria Financial Corp.	9,453	101,903
Bank Mutual Corp.	4,987	28,127
BankFinancial Corp.	2,155	18,317
BBX Capital Corp., Class A*	733	9,463
Beneficial Mutual Bancorp, Inc.*	3,433	28,837
Berkshire Hills Bancorp, Inc.	2,708	75,174
Brookline Bancorp, Inc.	7,572	65,725
Capitol Federal Financial, Inc.	16,055	194,908
Charter Financial Corp./Maryland	2,378	23,970
Clifton Savings Bancorp, Inc.	906	10,736
Dime Community Bancshares, Inc.	3,413	52,287
Doral Financial Corp.*	14,736	12,231
ESB Financial Corp.	1,244	15,090
ESSA Bancorp, Inc.	1,023	11,212
EverBank Financial Corp.	8,736	144,668
Farmer Mac, Class C	1,089	31,450
First Defiance Financial Corp.	1,078	24,309
First Federal Bancshares of Arkansas, Inc.*	263	2,078
First Financial Northwest, Inc.	1,722	17,754
First PacTrust Bancorp, Inc.	1,103	14,979
Flagstar Bancorp, Inc.*	2,102	29,344
Fox Chase Bancorp, Inc.	1,256	21,352
Franklin Financial Corp./Virginia	1,214	21,864
Hingham Institution for Savings	127	8,621
Home Bancorp, Inc.*	673	12,450
Home Loan Servicing Solutions Ltd.	6,102	146,265
HomeStreet, Inc.	1,369	29,365
Hudson City Bancorp, Inc.	56,759	519,912
Kearny Financial Corp.*	1,608	16,868
Meridian Interstate Bancorp, Inc.*	828	15,591
Meta Financial Group, Inc.	567	14,901
MGIC Investment Corp.*	489,774	2,972,928
NASB Financial, Inc.*	461	12,064
Nationstar Mortgage Holdings, Inc.*	14,655	548,683
Northfield Bancorp, Inc./New Jersey	4,799	56,244

Northwest Bancshares, Inc.	10,220	$138,072
OceanFirst Financial Corp.	1,447	22,501
Oritani Financial Corp.	3,400	53,312
PennyMac Financial Services, Inc., Class A*	1,354	28,800
People’s United Financial, Inc.	35,632	530,917
Provident Financial Holdings, Inc.	953	15,134
Provident Financial Services, Inc.	6,452	101,812
Provident New York Bancorp	4,718	44,066
Radian Group, Inc.	13,562	157,590
Rockville Financial, Inc.	2,934	38,377
Roma Financial Corp.*	191	3,469
Territorial Bancorp, Inc.	1,111	25,120
TFS Financial Corp.*	8,434	94,461
Tree.com, Inc.	233	3,994
TrustCo Bank Corp./New York	10,265	55,842
United Community Financial Corp./Ohio*	4,034	18,758
United Financial Bancorp, Inc.	2,112	31,997
Walker & Dunlop, Inc.*	1,800	31,500
Washington Federal, Inc.	11,253	212,457
Waterstone Financial, Inc.*	759	7,711
Westfield Financial, Inc.	2,198	15,386
WSFS Financial Corp.	828	43,379

		6,984,325

Total Financials		155,381,277

Health Care (5.9%)
Biotechnology (0.2%)
ACADIA Pharmaceuticals, Inc.*	429	7,786
Alnylam Pharmaceuticals, Inc.*	363	11,257
Arena Pharmaceuticals, Inc.*	2,800	21,560
Astex Pharmaceuticals*	8,885	36,517
AVEO Pharmaceuticals, Inc.*	5,537	13,843
Celldex Therapeutics, Inc.*	581	9,069
Curis, Inc.*	2,037	6,498
Cytokinetics, Inc.*	513	5,935
Cytori Therapeutics, Inc.*	1,483	3,411
Dynavax Technologies Corp.*	2,271	2,498
Emergent Biosolutions, Inc.*	2,440	35,185
Enzon Pharmaceuticals, Inc.	4,007	8,014
Geron Corp.*	14,480	21,720
Idenix Pharmaceuticals, Inc.*	1,550	5,596
ImmunoGen, Inc.*	2,235	37,079
Immunomedics, Inc.*	406	2,209
InterMune, Inc.*	669	6,436
Lexicon Pharmaceuticals, Inc.*	2,127	4,616
Momenta Pharmaceuticals, Inc.*	896	13,494
NPS Pharmaceuticals, Inc.*	3,843	58,029
Progenics Pharmaceuticals, Inc.*	1,022	4,558
Prothena Corp. plc*	1,231	15,892
Quintiles Transnational Holdings, Inc.*	12,491	531,617
Rigel Pharmaceuticals, Inc.*	9,341	31,199
Spectrum Pharmaceuticals, Inc.	6,442	48,057
Targacept, Inc.*	3,045	13,002
Vical, Inc.*	941	2,945
XOMA Corp.*	848	3,078

		961,100

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Equipment & Supplies (1.5%)
Alere, Inc.*	8,747	$214,301
Alphatec Holdings, Inc.*	6,520	13,366
Analogic Corp.	713	51,928
AngioDynamics, Inc.*	2,630	29,666
Anika Therapeutics, Inc.*	526	8,942
ArthroCare Corp.*	556	19,199
Boston Scientific Corp.*	333,880	3,095,068
CareFusion Corp.*	16,420	605,077
CONMED Corp.	3,006	93,907
Cooper Cos., Inc.	1,352	160,956
CryoLife, Inc.	2,684	16,802
Cutera, Inc.*	1,532	13,482
Cynosure, Inc., Class A*	1,349	35,039
Derma Sciences, Inc.*	1,466	19,571
Exactech, Inc.*	788	15,563
Greatbatch, Inc.*	40,625	1,332,094
Hill-Rom Holdings, Inc.	6,421	216,259
Hologic, Inc.*	20,494	395,534
ICU Medical, Inc.*	140	10,088
Integra LifeSciences Holdings Corp.*	989	36,227
Invacare Corp.	3,430	49,255
Medical Action Industries, Inc.*	907	6,984
Merit Medical Systems, Inc.*	4,564	50,889
Natus Medical, Inc.*	1,347	18,387
Navidea Biopharmaceuticals, Inc.*	1,761	4,702
NuVasive, Inc.*	3,744	92,814
OraSure Technologies, Inc.*	5,884	22,830
Orthofix International N.V.*	63,397	1,705,379
PhotoMedex, Inc.*	1,010	16,099
Rockwell Medical, Inc.*	3,503	12,646
RTI Biologics, Inc.*	5,963	22,421
Solta Medical, Inc.*	7,251	16,532
STAAR Surgical Co.*	255	2,588
Symmetry Medical, Inc.*	3,983	33,537
Teleflex, Inc.	4,399	340,878
Tornier N.V.*	2,771	48,492
Wright Medical Group, Inc.*	4,353	114,092

		8,941,594

Health Care Providers & Services (1.9%)
Addus HomeCare Corp.*	513	10,127
Alliance HealthCare Services, Inc.*	280	4,379
Almost Family, Inc.	908	17,252
Amedisys, Inc.*	3,359	39,032
Amsurg Corp.*	2,441	85,679
Assisted Living Concepts, Inc., Class A*	2,153	25,750
BioScrip, Inc.*	4,780	78,870
Chindex International, Inc.*	1,013	16,431
Community Health Systems, Inc.	28,639	1,342,596
Cross Country Healthcare, Inc.*	2,889	14,907
DaVita HealthCare Partners, Inc.*	2,082	251,506
Ensign Group, Inc.	145	5,107
Five Star Quality Care, Inc.*	4,422	24,807
Hanger, Inc.*	16,056	507,851
Health Net, Inc.*	8,532	271,488
HealthSouth Corp.*	1,496	43,085
Healthways, Inc.*	1,289	22,403
Kindred Healthcare, Inc.*	5,798	76,128
Laboratory Corp. of America Holdings*	7,400	740,740

LHC Group, Inc.*	1,337	$26,178
LifePoint Hospitals, Inc.*	5,103	249,231
Magellan Health Services, Inc.*	2,916	163,529
MEDNAX, Inc.*	17,310	1,585,250
National Healthcare Corp.	1,156	55,257
National Research Corp., Class A*	615	11,070
Omnicare, Inc.	11,262	537,310
Owens & Minor, Inc.	5,381	182,039
Patterson Cos., Inc.	947	35,607
PharMerica Corp.*	3,190	44,213
Quest Diagnostics, Inc.	47,505	2,880,228
Select Medical Holdings Corp.	5,308	43,526
Skilled Healthcare Group, Inc., Class A*	176	1,176
Team Health Holdings, Inc.*	23,300	956,931
Triple-S Management Corp., Class B*	2,394	51,399
Universal American Corp.	4,234	37,640
Universal Health Services, Inc., Class B	3,189	213,535
USMD Holdings, Inc.*	101	2,989
Vanguard Health Systems, Inc.*	494	10,246
VCA Antech, Inc.*	9,539	248,872
WellCare Health Plans, Inc.*	4,682	260,085

		11,174,449

Health Care Technology (0.5%)
Allscripts Healthcare Solutions, Inc.*	19,157	247,891
Omnicell, Inc.*	1,634	33,579
Quality Systems, Inc.	155,000	2,900,050
Vocera Communications, Inc.*	453	6,659

		3,188,179

Life Sciences Tools & Services (0.7%)
Affymetrix, Inc.*	7,684	34,117
Albany Molecular Research, Inc.*	2,475	29,378
Bio-Rad Laboratories, Inc., Class A*	2,199	246,728
Cambrex Corp.*	1,668	23,302
Charles River Laboratories International, Inc.*	2,896	118,823
Harvard Bioscience, Inc.*	2,601	12,303
Life Technologies Corp.*	18,440	1,364,744
Pacific Biosciences of California, Inc.*	4,923	12,406
PerkinElmer, Inc.	57,219	1,859,618
QIAGEN N.V.*	25,207	501,871
Techne Corp.	2,099	144,999

		4,348,289

Pharmaceuticals (1.1%)
Actavis, Inc.*	11,900	1,502,018
Cornerstone Therapeutics, Inc.*	840	6,720
Forest Laboratories, Inc.*	116,215	4,764,815
Hi-Tech Pharmacal Co., Inc.	793	26,328
Horizon Pharma, Inc.*	2,628	6,465
Impax Laboratories, Inc.*	7,383	147,291
Nektar Therapeutics*	3,835	44,294
Pernix Therapeutics Holdings*	1,806	6,520
Pozen, Inc.*	2,807	14,063
Sciclone Pharmaceuticals, Inc.*	1,546	7,668
Warner Chilcott plc, Class A	1,813	36,042

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

XenoPort, Inc.*	3,907	$19,340

		6,581,564

Total Health Care		35,195,175

Industrials (10.4%)
Aerospace & Defense (1.3%)
AAR Corp.	4,261	93,657
Aerovironment, Inc.*	1,985	40,057
Alliant Techsystems, Inc.	3,468	285,520
American Science & Engineering, Inc.	741	41,496
API Technologies Corp.*	3,636	10,181
B/E Aerospace, Inc.*	675	42,579
Cubic Corp.	1,976	95,045
Curtiss-Wright Corp.	5,028	186,338
DigitalGlobe, Inc.*	8,013	248,483
Ducommun, Inc.*	1,125	23,917
Engility Holdings, Inc.*	1,830	52,009
Erickson Air-Crane, Inc.*	123	2,314
Esterline Technologies Corp.*	3,375	243,979
Exelis, Inc.	311,065	4,289,586
GenCorp, Inc.*	1,415	23,008
Hexcel Corp.*	21,000	715,050
KEYW Holding Corp.*	2,099	27,812
Kratos Defense & Security Solutions, Inc.*	4,666	30,236
LMI Aerospace, Inc.*	988	18,515
Moog, Inc., Class A*	4,436	228,587
National Presto Industries, Inc.	471	33,926
Orbital Sciences Corp.*	6,465	112,297
Sparton Corp.*	1,065	18,361
Spirit AeroSystems Holdings, Inc., Class A*	11,198	240,533
Teledyne Technologies, Inc.*	2,780	215,033
Triumph Group, Inc.	4,422	350,001

		7,668,520

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	5,470	36,157
Atlas Air Worldwide Holdings, Inc.*	2,778	121,565
Hub Group, Inc., Class A*	64,000	2,330,880
Pacer International, Inc.*	3,338	21,063
UTi Worldwide, Inc.	2,861	47,120
XPO Logistics, Inc.*	1,412	25,543

		2,582,328

Airlines (0.9%)
Alaska Air Group, Inc.*	607	31,564
Hawaiian Holdings, Inc.*	5,535	33,819
JetBlue Airways Corp.*	25,060	157,878
Republic Airways Holdings, Inc.*	2,525	28,608
SkyWest, Inc.	5,267	71,315
Southwest Airlines Co.	308,283	3,973,768
Spirit Airlines, Inc.*	19,800	629,046
U.S. Airways Group, Inc.*	10,670	175,202

		5,101,200

Building Products (0.4%)
A.O. Smith Corp.	4,794	173,926
Apogee Enterprises, Inc.	937	22,488
Fortune Brands Home & Security, Inc.	22,778	882,420

Gibraltar Industries, Inc.*	3,279	$47,742
Griffon Corp.	4,846	54,518
Insteel Industries, Inc.	182	3,189
Masco Corp.	21,100	411,239
NCI Building Systems, Inc.*	373	5,703
Owens Corning, Inc.*	12,788	499,755
Ply Gem Holdings, Inc.*	163	3,270
Quanex Building Products Corp.	3,947	66,467
Simpson Manufacturing Co., Inc.	4,008	117,915
Universal Forest Products, Inc.	2,130	85,030

		2,373,662

Commercial Services & Supplies (0.7%)
A.T. Cross Co., Class A*	161	2,729
ABM Industries, Inc.	5,882	144,168
ACCO Brands Corp.*	12,161	77,344
ARC Document Solutions, Inc.*	3,944	15,776
Avery Dennison Corp.	7,296	311,977
Brink’s Co.	41,857	1,067,772
Casella Waste Systems, Inc., Class A*	461	1,987
CECO Environmental Corp.	66	812
Cenveo, Inc.*	2,952	6,288
Cintas Corp.	7,926	360,950
CompX International, Inc.	140	1,954
Consolidated Graphics, Inc.*	793	37,279
Courier Corp.	1,211	17,293
Covanta Holding Corp.	11,353	227,287
Deluxe Corp.	1,921	66,563
EnerNOC, Inc.*	1,846	24,478
Ennis, Inc.	2,801	48,429
G&K Services, Inc., Class A	1,808	86,061
Heritage-Crystal Clean, Inc.*	136	1,987
HNI Corp.	268	9,667
Intersections, Inc.	1,041	9,130
KAR Auction Services, Inc.	5,066	115,859
Kimball International, Inc., Class B	3,371	32,732
Knoll, Inc.	1,656	23,532
McGrath RentCorp	1,390	47,482
Mobile Mini, Inc.*	3,744	124,114
Multi-Color Corp.	537	16,293
NL Industries, Inc.	868	9,808
Pitney Bowes, Inc.	12,284	180,329
Quad/Graphics, Inc.	2,692	64,877
R.R. Donnelley & Sons Co.	9,031	126,524
Schawk, Inc.	1,367	17,949
Standard Parking Corp.*	550	11,803
Steelcase, Inc., Class A	8,051	117,384
Swisher Hygiene, Inc.*	11,063	9,513
Tetra Tech, Inc.*	6,465	151,992
TMS International Corp., Class A	783	11,612
TRC Cos., Inc.*	1,567	10,969
UniFirst Corp.	721	65,791
United Stationers, Inc.	4,360	146,278
Viad Corp.	2,158	52,914
Waste Connections, Inc.	12,054	495,901
West Corp.	776	17,181

		4,370,768

Construction & Engineering (1.1%)
AECOM Technology Corp.*	10,068	320,062
Aegion Corp.*	3,728	83,917
Ameresco, Inc., Class A*	2,067	18,624

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Argan, Inc.	1,461	$22,792
Comfort Systems USA, Inc.	2,953	44,059
Dycom Industries, Inc.*	2,236	51,741
EMCOR Group, Inc.	7,229	293,859
Furmanite Corp.*	1,689	11,299
Granite Construction, Inc.	4,180	124,397
Great Lakes Dredge & Dock Corp.	5,816	45,481
Jacobs Engineering Group, Inc.*	24,700	1,361,711
KBR, Inc.	15,884	516,230
Layne Christensen Co.*	138,136	2,695,033
Michael Baker Corp.	968	26,243
MYR Group, Inc.*	2,254	43,840
Northwest Pipe Co.*	1,028	28,681
Orion Marine Group, Inc.*	2,949	35,653
Pike Electric Corp.	1,422	17,491
Quanta Services, Inc.*	17,802	471,041
Sterling Construction Co., Inc.*	1,688	15,293
Tutor Perini Corp.*	3,987	72,125
URS Corp.	8,150	384,843

		6,684,415

Electrical Equipment (0.9%)
American Superconductor Corp.*	4,879	12,881
Babcock & Wilcox Co.	138,727	4,165,972
Belden, Inc.	550	27,461
Brady Corp., Class A	5,024	154,388
Encore Wire Corp.	1,950	66,495
EnerSys, Inc.	3,497	171,493
Franklin Electric Co., Inc.	272	9,153
General Cable Corp.	4,976	153,012
Global Power Equipment Group, Inc.	1,860	29,983
GrafTech International Ltd.*	12,613	91,823
Hubbell, Inc., Class B	1,746	172,854
II-VI, Inc.*	5,485	89,186
LSI Industries, Inc.	2,227	18,016
Powell Industries, Inc.*	988	51,030
Preformed Line Products Co.	248	16,445
Regal-Beloit Corp.	4,829	313,112
Vicor Corp.*	1,742	11,933

		5,555,237

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	6,471	403,208

Machinery (2.7%)
Accuride Corp.*	362	1,832
Actuant Corp., Class A	7,890	260,133
AGCO Corp.	10,454	524,686
Alamo Group, Inc.	756	30,860
Albany International Corp., Class A	2,550	84,099
American Railcar Industries, Inc.	1,043	34,951
Ampco-Pittsburgh Corp.	916	17,193
Astec Industries, Inc.	2,173	74,512
Barnes Group, Inc.	5,776	173,222
Briggs & Stratton Corp.	5,181	102,584
CIRCOR International, Inc.	1,781	90,582
Columbus McKinnon Corp.*	1,797	38,312
Commercial Vehicle Group, Inc.*	691	5,155
Crane Co.	406	24,328
Donaldson Co., Inc.	1,195	42,614

Douglas Dynamics, Inc.	304	$3,946
Dover Corp.	51,275	3,982,016
Dynamic Materials Corp.	1,413	23,329
Energy Recovery, Inc.*	2,885	11,915
EnPro Industries, Inc.*	1,136	57,663
ESCO Technologies, Inc.	2,031	65,764
ExOne Co.*	93	5,740
Flow International Corp.*	4,152	15,321
FreightCar America, Inc.	1,222	20,762
Gardner Denver, Inc.	5,294	398,003
Global Brass & Copper Holdings, Inc.*	611	8,090
Gorman-Rupp Co.	427	13,596
Greenbrier Cos., Inc.*	2,632	64,142
Hardinge, Inc.	1,200	17,736
Harsco Corp.	8,131	188,558
Hurco Cos., Inc.	693	19,938
IDEX Corp.	604	32,501
ITT Corp.	39,500	1,161,695
Kadant, Inc.	1,191	35,932
Kaydon Corp.	3,575	98,491
Kennametal, Inc.	49,009	1,903,019
L.B. Foster Co., Class A	1,091	47,098
Lydall, Inc.*	1,754	25,608
Meritor, Inc.*	10,450	73,672
Met-Pro Corp.	1,533	20,604
Miller Industries, Inc.	1,209	18,594
Navistar International Corp.*	5,236	145,351
NN, Inc.	1,864	21,268
Oshkosh Corp.*	9,460	359,196
Parker Hannifin Corp.	6,940	662,076
PMFG, Inc.*	2,312	15,999
Snap-on, Inc.	5,547	495,791
SPX Corp.	5,022	361,484
Standex International Corp.	1,085	57,234
Tecumseh Products Co., Class A*	1,909	20,865
Terex Corp.*	11,948	314,232
Timken Co.	9,278	522,166
Titan International, Inc.	1,383	23,331
Trinity Industries, Inc.	8,496	326,586
Twin Disc, Inc.	864	20,477
Wabash National Corp.*	6,754	68,756
Watts Water Technologies, Inc., Class A	2,870	130,126
Xylem, Inc.	97,641	2,630,449

		15,994,183

Marine (0.0%)
International Shipholding Corp.	617	14,395
Kirby Corp.*	2,488	197,895
Ultrapetrol Bahamas Ltd.*	2,092	5,962

		218,252

Professional Services (0.5%)
Acacia Research Corp.	3,788	84,662
CBIZ, Inc.*	4,057	27,222
CDI Corp.	1,518	21,495
CRA International, Inc.*	1,114	20,576
Dun & Bradstreet Corp.	312	30,404
Franklin Covey Co.*	251	3,378
FTI Consulting, Inc.*	4,358	143,335

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Heidrick & Struggles International, Inc.	1,958	$32,738
Huron Consulting Group, Inc.*	2,173	100,479
ICF International, Inc.*	2,125	66,959
Kelly Services, Inc., Class A	2,876	50,244
Kforce, Inc.	247	3,606
Korn/Ferry International*	5,232	98,048
Manpowergroup, Inc.	8,282	453,854
National Technical Systems, Inc.*	144	2,015
Navigant Consulting, Inc.*	5,485	65,820
Odyssey Marine Exploration, Inc.*	663	1,962
Pendrell Corp.*	14,902	39,043
Resources Connection, Inc.	4,322	50,135
Robert Half International, Inc.	24,600	817,458
RPX Corp.*	3,003	50,450
Towers Watson & Co., Class A	7,013	574,645
VSE Corp.	425	17,455

		2,755,983

Road & Rail (0.6%)
Amerco, Inc.	359	58,122
Arkansas Best Corp.	2,745	62,998
Celadon Group, Inc.	1,979	36,117
Con-way, Inc.	3,833	149,334
Genesee & Wyoming, Inc., Class A*	11,328	961,068
Heartland Express, Inc.	1,280	17,754
Hertz Global Holdings, Inc.*	45,500	1,128,400
Kansas City Southern	5,100	540,396
Marten Transport Ltd.	2,557	40,068
Patriot Transportation Holding, Inc.*	655	19,676
Quality Distribution, Inc.*	1,524	13,472
Roadrunner Transportation Systems, Inc.*	954	26,559
Ryder System, Inc.	5,584	339,451
Saia, Inc.*	1	15
Werner Enterprises, Inc.	3,479	84,087
YRC Worldwide, Inc.*	770	22,138

		3,499,655

Trading Companies & Distributors (0.8%)
Aceto Corp.	2,314	32,234
Air Lease Corp.	7,502	206,980
Aircastle Ltd.	4,387	70,148
Applied Industrial Technologies, Inc.	374	18,075
CAI International, Inc.*	1,159	27,318
GATX Corp.	5,030	238,573
HD Supply Holdings, Inc.*	38,600	725,294
Houston Wire & Cable Co.	1,270	17,577
Kaman Corp.	1,001	34,595
MRC Global, Inc.*	5,073	140,116
Rush Enterprises, Inc., Class A*	2,382	58,954
TAL International Group, Inc.*	31,043	1,352,543
Textainer Group Holdings Ltd.	1,524	58,583
Titan Machinery, Inc.*	1,836	36,041
United Rentals, Inc.*	22,600	1,127,966
WESCO International, Inc.*	4,743	322,334

		4,467,331

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	3,463	64,308

Total Industrials		61,739,050

Information Technology (7.0%)
Communications Equipment (0.7%)
ADTRAN, Inc.	2,240	$55,126
Anaren, Inc.*	1,145	26,266
ARRIS Group, Inc.*	1,567	22,486
Aviat Networks, Inc.*	6,602	17,297
Bel Fuse, Inc., Class B	1,134	15,252
Black Box Corp.	1,742	44,107
Brocade Communications Systems, Inc.*	47,656	274,499
Calix, Inc.*	670	6,767
Ciena Corp.*	2,845	55,250
Comtech Telecommunications Corp.	1,813	48,752
Digi International, Inc.*	2,831	26,527
EchoStar Corp., Class A*	4,354	170,285
Emulex Corp.*	9,746	63,544
Extreme Networks, Inc.*	9,808	33,838
Finisar Corp.*	10,066	170,619
Globecomm Systems, Inc.*	2,494	31,524
Harmonic, Inc.*	12,183	77,362
Infinera Corp.*	1,290	13,764
JDS Uniphase Corp.*	5,894	84,756
Juniper Networks, Inc.*	99,875	1,928,586
KVH Industries, Inc.*	274	3,647
NETGEAR, Inc.*	4,143	126,527
Numerex Corp., Class A*	1,432	15,981
Oplink Communications, Inc.*	1,950	33,872
PC-Tel, Inc.	1,734	14,704
Plantronics, Inc.	404	17,744
Polycom, Inc.*	18,595	195,991
Procera Networks, Inc.*	1,800	24,714
Riverbed Technology, Inc.*	954	14,844
ShoreTel, Inc.*	5,431	21,887
Sonus Networks, Inc.*	21,650	65,167
Symmetricom, Inc.*	4,222	18,957
Tellabs, Inc.	38,694	76,614
Tessco Technologies, Inc.	558	14,731
Westell Technologies, Inc., Class A*	4,486	10,722

		3,822,709

Computers & Peripherals (0.4%)
Avid Technology, Inc.*	3,364	19,780
Cray, Inc.*	2,071	40,675
Diebold, Inc.	6,855	230,945
Electronics for Imaging, Inc.*	2,335	66,057
Fusion-io, Inc.*	2,468	35,144
Hutchinson Technology, Inc.*	2,456	11,617
Imation Corp.*	3,550	15,017
Immersion Corp.*	264	3,498
Lexmark International, Inc., Class A	6,795	207,723
NCR Corp.*	24,371	803,999
QLogic Corp.*	9,560	91,394
Quantum Corp.*	22,301	30,552
STEC, Inc.*	3,741	25,140
Stratasys Ltd.*	1,541	129,043
Super Micro Computer, Inc.*	3,384	36,006
Synaptics, Inc.*	16,900	651,664

		2,398,254

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Electronic Equipment, Instruments & Components (1.2%)
Aeroflex Holding Corp.*	1,944	$15,338
Agilysys, Inc.*	1,429	16,133
Amphenol Corp., Class A	9,700	756,018
Anixter International, Inc.*	1,238	93,853
Arrow Electronics, Inc.*	11,242	447,994
Audience, Inc.*	1,032	13,633
Avnet, Inc.*	14,720	494,592
AVX Corp.	5,126	60,230
Benchmark Electronics, Inc.*	5,863	117,846
Checkpoint Systems, Inc.*	4,397	62,393
Coherent, Inc.	425	23,405
CTS Corp.	3,608	49,213
Daktronics, Inc.	3,149	32,309
Dolby Laboratories, Inc., Class A	2,935	98,176
Electro Rent Corp.	1,062	17,831
Electro Scientific Industries, Inc.	2,658	28,600
Fabrinet*	3,041	42,574
FARO Technologies, Inc.*	170	5,749
FLIR Systems, Inc.	20,398	550,134
Gerber Scientific, Inc. (Escrow Shares)*(b)†	3,050	—
GSI Group, Inc.*	3,222	25,905
Ingram Micro, Inc., Class A*	16,337	310,240
Insight Enterprises, Inc.*	4,671	82,864
Itron, Inc.*	4,255	180,540
Jabil Circuit, Inc.	61,947	1,262,480
Kemet Corp.*	4,589	18,861
Littelfuse, Inc.	233	17,384
Measurement Specialties, Inc.*	202	9,399
Mercury Systems, Inc.*	3,451	31,818
Methode Electronics, Inc.	1,780	30,278
Molex, Inc.	14,936	438,222
Multi-Fineline Electronix, Inc.*	929	13,758
Navarre Corp.*	4,133	11,407
Newport Corp.*	4,182	58,255
OSI Systems, Inc.*	167	10,758
Park Electrochemical Corp.	2,226	53,446
PC Connection, Inc.	1,006	15,543
Plexus Corp.*	3,666	109,577
Power-One, Inc.*	7,220	45,630
RadiSys Corp.*	2,594	12,477
RealD, Inc.*	574	7,979
Richardson Electronics Ltd.	1,284	15,074
Rofin-Sinar Technologies, Inc.*	2,840	70,830
Rogers Corp.*	1,130	53,472
Sanmina Corp.*	8,906	127,801
ScanSource, Inc.*	2,994	95,808
SYNNEX Corp.*	2,855	120,709
Tech Data Corp.*	4,065	191,421
Trimble Navigation Ltd.*	24,800	645,048
TTM Technologies, Inc.*	5,685	47,754
Viasystems Group, Inc.*	423	4,877
Vishay Intertechnology, Inc.*	14,146	196,488
Vishay Precision Group, Inc.*	1,236	18,713
Zygo Corp.*	1,753	27,715

		7,288,552

Internet Software & Services (0.4%)
Active Network, Inc.*	5,765	43,641
Akamai Technologies, Inc.*	25,200	1,072,260

Angie’s List, Inc.*	1,982	$52,622
AOL, Inc.*	8,364	305,119
Bankrate, Inc.*	4,967	71,326
Bazaarvoice, Inc.*	2,290	21,572
Blucora, Inc.*	1,654	30,665
Dealertrack Technologies, Inc.*	524	18,565
Demand Media, Inc.*	3,817	22,902
Digital River, Inc.*	3,742	70,237
EarthLink, Inc.	11,164	69,328
Internap Network Services Corp.*	5,685	47,015
IntraLinks Holdings, Inc.*	4,069	29,541
Keynote Systems, Inc.	1,736	34,303
Limelight Networks, Inc.*	5,652	12,717
Marchex, Inc., Class B	2,431	14,635
Monster Worldwide, Inc.*	12,411	60,938
Perficient, Inc.*	3,100	41,354
QuinStreet, Inc.*	3,312	28,583
RealNetworks, Inc.*	2,484	18,779
Responsys, Inc.*	307	4,393
Shutterstock, Inc.*	270	15,061
TechTarget, Inc.*	1,698	7,590
United Online, Inc.	9,963	75,520
Unwired Planet, Inc.*	590	1,151
Vocus, Inc.*	1,820	19,146

		2,188,963

IT Services (2.7%)
Acxiom Corp.*	32,003	725,828
Alliance Data Systems Corp.*	5,400	977,562
Amdocs Ltd.	33,500	1,242,515
Booz Allen Hamilton Holding Corp.	205	3,563
Broadridge Financial Solutions, Inc.	104,350	2,773,623
CACI International, Inc., Class A*	2,492	158,217
CIBER, Inc.*	8,015	26,770
Convergys Corp.	11,302	196,994
CoreLogic, Inc.*	10,278	238,141
CSG Systems International, Inc.*	58,249	1,264,003
DST Systems, Inc.	656	42,856
Fidelity National Information Services, Inc.	29,100	1,246,644
Global Cash Access Holdings, Inc.*	7,098	44,433
Hackett Group, Inc.	1,772	9,197
Lender Processing Services, Inc.	16,078	520,123
ManTech International Corp., Class A	2,573	67,207
ModusLink Global Solutions, Inc.*	4,328	13,763
MoneyGram International, Inc.*	1,738	39,366
PRGX Global, Inc.*	2,970	16,305
SAIC, Inc.	330,393	4,602,375
Sapient Corp.*	97,500	1,273,350
Sykes Enterprises, Inc.*	4,226	66,602
TeleTech Holdings, Inc.*	806	18,885
Total System Services, Inc.	3,909	95,692
Unisys Corp.*	4,504	99,403
VeriFone Systems, Inc.*	11,691	196,526

		15,959,943

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	4,991	216,809

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Semiconductors & Semiconductor Equipment (0.9%)
Advanced Energy Industries, Inc.*	315	$5,484
Alpha & Omega Semiconductor Ltd.*	1,750	13,370
Amkor Technology, Inc.*	6,899	29,045
ANADIGICS, Inc.*	8,783	19,323
ATMI, Inc.*	3,430	81,119
Axcelis Technologies, Inc.*	11,990	21,822
Brooks Automation, Inc.	7,085	68,937
CEVA, Inc.*	2,371	45,903
Cirrus Logic, Inc.*	4,064	70,551
Cohu, Inc.	2,573	32,162
Diodes, Inc.*	882	22,906
DSP Group, Inc.*	2,152	17,883
Entegris, Inc.*	12,820	120,380
Entropic Communications, Inc.*	9,624	41,094
Fairchild Semiconductor International, Inc.*	13,706	189,143
First Solar, Inc.*	6,572	293,966
FormFactor, Inc.*	5,706	38,515
Freescale Semiconductor Ltd.*	3,308	44,823
GSI Technology, Inc.*	2,099	13,266
GT Advanced Technologies, Inc.*	2,068	8,582
Inphi Corp.*	1,762	19,382
Integrated Device Technology, Inc.*	10,108	80,258
Integrated Silicon Solution, Inc.*	3,000	32,880
International Rectifier Corp.*	7,473	156,485
Intersil Corp., Class A	13,648	106,727
IXYS Corp.	2,523	27,904
Kopin Corp.*	6,855	25,432
Lam Research Corp.*	22,400	993,216
Lattice Semiconductor Corp.*	9,371	47,511
Linear Technology Corp.	21,650	797,586
LSI Corp.*	52,127	372,187
LTX-Credence Corp.*	4,991	29,896
MA-COM Technology Solutions Holdings, Inc.*	130	1,898
Microsemi Corp.*	2,223	50,573
Mindspeed Technologies, Inc.*	790	2,560
MKS Instruments, Inc.	5,710	151,543
MoSys, Inc.*	822	3,304
Nanometrics, Inc.*	840	12,323
NeoPhotonics Corp.*	2,147	18,657
OmniVision Technologies, Inc.*	5,370	100,151
ON Semiconductor Corp.*	2,495	20,160
Pericom Semiconductor Corp.*	2,385	16,981
Photronics, Inc.*	6,520	52,551
PLX Technology, Inc.*	351	1,671
PMC-Sierra, Inc.*	12,680	80,518
RF Micro Devices, Inc.*	3,958	21,175
Rubicon Technology, Inc.*	1,600	12,816
Rudolph Technologies, Inc.*	2,958	33,130
Sigma Designs, Inc.*	3,363	16,983
Silicon Laboratories, Inc.*	615	25,467
Skyworks Solutions, Inc.*	3,473	76,024
Spansion, Inc., Class A*	5,073	63,514
Supertex, Inc.	1,042	24,914
Teradyne, Inc.*	20,497	360,132
Tessera Technologies, Inc.	5,672	117,978
TriQuint Semiconductor, Inc.*	15,925	110,360
Ultra Clean Holdings, Inc.*	2,456	14,859
Veeco Instruments, Inc.*	3,282	116,248
Volterra Semiconductor Corp.*	2,465	34,806

		5,409,034

Software (0.7%)
Accelrys, Inc.*	5,981	$50,241
Actuate Corp.*	424	2,815
Aspen Technology, Inc.*	608	17,504
Compuware Corp.	22,968	237,719
Cyan, Inc.*	651	6,803
Ebix, Inc.	905	8,380
EPIQ Systems, Inc.	3,149	42,417
ePlus, Inc.	376	22,519
Glu Mobile, Inc.*	407	895
Mentor Graphics Corp.	10,261	200,603
MICROS Systems, Inc.*	7,187	310,119
Nuance Communications, Inc.*	28,095	516,386
Progress Software Corp.*	3,035	69,835
Rovi Corp.*	79,133	1,807,398
Sapiens International Corp. N.V.	1,492	8,564
SeaChange International, Inc.*	3,493	40,903
Synopsys, Inc.*	16,521	590,626
TeleCommunication Systems, Inc., Class A*	4,984	11,613
Telenav, Inc.*	1,953	10,214
TiVo, Inc.*	7,319	80,875
VASCO Data Security International, Inc.*	1,798	14,941
Vringo, Inc.*	5,914	18,747
Zynga, Inc., Class A*	62,811	174,615

		4,244,732

Total Information Technology		41,528,996

Materials (4.8%)
Chemicals (1.7%)
A. Schulman, Inc.	3,161	84,778
Albemarle Corp.	5,844	364,023
Arabian American Development Co.*	243	2,114
Ashland, Inc.	8,495	709,332
Axiall Corp.	23,410	996,798
Cabot Corp.	6,867	256,963
Chase Corp.	506	11,314
Chemtura Corp.*	262,200	5,322,660
Cytec Industries, Inc.	4,494	329,186
FutureFuel Corp.	1,825	25,860
GSE Holding, Inc.*	742	4,296
Huntsman Corp.	20,755	343,703
Innospec, Inc.	175	7,032
Intrepid Potash, Inc.	5,882	112,052
KMG Chemicals, Inc.	153	3,228
Kraton Performance Polymers, Inc.*	3,490	73,988
Kronos Worldwide, Inc.	2,303	37,401
LSB Industries, Inc.*	935	28,433
Minerals Technologies, Inc.	3,766	155,686
Olin Corp.	2,921	69,870
OM Group, Inc.*	3,239	100,150
Penford Corp.*	758	10,150
Quaker Chemical Corp.	1,064	65,979
Rockwood Holdings, Inc.	2,298	147,141
RPM International, Inc.	931	29,736
Sensient Technologies Corp.	5,391	218,174
Stepan Co.	812	45,155
Taminco Corp.*	185	3,772

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Tredegar Corp.	1,702	$43,741
W.R. Grace & Co.*	1,054	88,578
Westlake Chemical Corp.	305	29,405
Zep, Inc.	1,473	23,318
Zoltek Cos., Inc.*	2,972	38,369

		9,782,385

Construction Materials (0.1%)
Texas Industries, Inc.*	176	11,464
United States Lime & Minerals, Inc.*	19	993
Vulcan Materials Co.	14,000	677,740

		690,197

Containers & Packaging (1.7%)
AptarGroup, Inc.	2,139	118,094
Bemis Co., Inc.	6,223	243,568
Berry Plastics Group, Inc.*	33,100	730,517
Boise, Inc.	10,827	92,463
Crown Holdings, Inc.*	2,280	93,776
Greif, Inc., Class A	2,749	144,790
Myers Industries, Inc.	2,544	38,185
Owens-Illinois, Inc.*	7,269	202,006
Rock-Tenn Co., Class A	17,872	1,785,055
Sealed Air Corp.	251,400	6,021,030
Sonoco Products Co.	10,864	375,569
UFP Technologies, Inc.*	609	11,924

		9,856,977

Metals & Mining (1.2%)
A.M. Castle & Co.*	1,866	29,408
African Barrick Gold plc	420,000	613,247
AK Steel Holding Corp.*	14,529	44,168
Allegheny Technologies, Inc.	43,808	1,152,589
Allied Nevada Gold Corp.*	11,191	72,518
AMCOL International Corp.	1,818	57,612
Carpenter Technology Corp.	15,962	719,407
Century Aluminum Co.*	5,532	51,337
Cliffs Natural Resources, Inc.	16,493	268,011
Coeur Mining, Inc.*	6,877	91,464
Commercial Metals Co.	12,595	186,028
General Moly, Inc.*	6,400	11,968
Globe Specialty Metals, Inc.	6,529	70,970
Handy & Harman Ltd.*	124	2,217
Haynes International, Inc.	1,307	62,566
Hecla Mining Co.	30,848	91,927
Horsehead Holding Corp.*	4,742	60,745
Kaiser Aluminum Corp.	2,035	126,048
Materion Corp.	1,083	29,339
Molycorp, Inc.*	13,374	82,919
Noranda Aluminum Holding Corp.	3,470	11,208
Olympic Steel, Inc.	747	18,302
Reliance Steel & Aluminum Co.	29,740	1,949,754
Royal Gold, Inc.	5,154	216,880
RTI International Metals, Inc.*	3,381	93,688
Schnitzer Steel Industries, Inc., Class A	2,592	60,601
Steel Dynamics, Inc.	23,652	352,651
Stillwater Mining Co.*	12,740	136,828
SunCoke Energy, Inc.*	7,513	105,332
Tahoe Resources, Inc.*	7,958	112,606
United States Steel Corp.	15,484	271,435

Universal Stainless & Alloy Products, Inc.*	770	$22,700
Walter Energy, Inc.	4,416	45,926

		7,222,399

Paper & Forest Products (0.1%)
Buckeye Technologies, Inc.	4,189	155,161
Clearwater Paper Corp.*	523	24,612
Domtar Corp.	3,548	235,942
Louisiana-Pacific Corp.*	4,184	61,881
Neenah Paper, Inc.	1,523	48,386
P.H. Glatfelter Co.	550	13,805
Resolute Forest Products, Inc.*	7,566	99,644
Schweitzer-Mauduit International, Inc.	944	47,087
Wausau Paper Corp.	259	2,953

		689,471

Total Materials		28,241,429

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
Cbeyond, Inc.*	2,664	20,886
Cincinnati Bell, Inc.*	15,158	46,383
Fairpoint Communications, Inc.*	310	2,589
Frontier Communications Corp.	107,862	436,841
Hawaiian Telcom Holdco, Inc.*	1,151	28,959
IDT Corp., Class B	163	3,046
inContact, Inc.*	594	4,883
Intelsat S.A.*	2,222	44,440
Iridium Communications, Inc.*	6,831	53,009
Level 3 Communications, Inc.*	11,617	244,886
magicJack VocalTec Ltd.*	651	9,238
Neutral Tandem, Inc.	2,172	12,489
ORBCOMM, Inc.*	3,810	17,107
Premiere Global Services, Inc.*	4,139	49,958
Towerstream Corp.*	1,493	3,807
Vonage Holdings Corp.*	9,503	26,893
Windstream Corp.	3,782	29,159

		1,034,573

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	1,923	11,942
Clearwire Corp., Class A*	6,022	29,990
Leap Wireless International, Inc.*	4,439	29,874
NII Holdings, Inc.*	18,495	123,362
Shenandoah Telecommunications Co.	385	6,422
Telephone & Data Systems, Inc.	10,135	249,828
U.S. Cellular Corp.	1,432	52,540
USA Mobility, Inc.	2,260	30,668

		534,626

Total Telecommunication Services		1,569,199

Utilities (3.7%)
Electric Utilities (1.4%)
ALLETE, Inc.	4,333	216,000
Cleco Corp.	28,655	1,330,452
El Paso Electric Co.	4,345	153,422
Empire District Electric Co.	4,625	103,184
Great Plains Energy, Inc.	16,483	371,527

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Hawaiian Electric Industries, Inc.	10,565	$267,400
IDACORP, Inc.	5,434	259,528
ITC Holdings Corp.	11,800	1,077,340
MGE Energy, Inc.	2,501	136,955
NV Energy, Inc.	45,322	1,063,254
OGE Energy Corp.	10,648	726,193
Otter Tail Corp.	3,905	110,902
Pepco Holdings, Inc.	26,727	538,816
Pinnacle West Capital Corp.	11,824	655,877
PNM Resources, Inc.	8,519	189,037
Portland General Electric Co.	8,189	250,501
UIL Holdings Corp.	5,514	210,910
Unitil Corp.	1,520	43,898
UNS Energy Corp.	4,220	188,761
Westar Energy, Inc.	13,625	435,455

		8,329,412

Gas Utilities (0.9%)
AGL Resources, Inc.	12,721	545,222
Atmos Energy Corp.	9,722	399,185
Chesapeake Utilities Corp.	1,043	53,704
Delta Natural Gas Co., Inc.	716	15,215
Laclede Group, Inc.	3,546	161,910
National Fuel Gas Co.	7,903	457,979
New Jersey Resources Corp.	4,540	188,546
Northwest Natural Gas Co.	2,947	125,189
Piedmont Natural Gas Co., Inc.	8,181	276,027
Questar Corp.	16,345	389,828
South Jersey Industries, Inc.	2,818	161,782
Southwest Gas Corp.	5,006	234,231
UGI Corp.	52,178	2,040,682
WGL Holdings, Inc.	5,614	242,637

		5,292,137

Independent Power Producers & Energy Traders (0.0%)
Atlantic Power Corp.	12,950	51,023
Dynegy, Inc.*	10,714	241,601
Genie Energy Ltd., Class B*	1,484	13,579
Ormat Technologies, Inc.	1,868	43,935

		350,138

Multi-Utilities (1.0%)
Alliant Energy Corp.	11,914	600,704
Avista Corp.	6,501	175,657
Black Hills Corp.	4,802	234,098
CMS Energy Corp.	60,470	1,642,970
Integrys Energy Group, Inc.	8,504	497,739
MDU Resources Group, Inc.	20,274	525,299
NorthWestern Corp.	4,109	163,949
SCANA Corp.	14,989	735,960
TECO Energy, Inc.	23,389	402,057
Vectren Corp.	8,822	298,448
Wisconsin Energy Corp.	22,000	901,780

		6,178,661

Water Utilities (0.4%)
American States Water Co.	1,914	$102,724
American Water Works Co., Inc.	42,045	1,733,515
Aqua America, Inc.	1,928	60,327
Artesian Resources Corp., Class A	755	16,821
California Water Service Group	5,153	100,535
Connecticut Water Service, Inc.	1,139	32,689
Consolidated Water Co., Ltd.	1,476	16,871
Middlesex Water Co.	1,707	34,004
SJW Corp.	1,198	31,388
York Water Co.	369	7,022

		2,135,896

Total Utilities		22,286,244

Total Common Stocks (77.8%) (Cost $372,591,797)		462,046,247

INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.* (Cost $18,430)	965	19,165

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal-Mogul Corp., expiring 7/9/13* (Cost $—)	1,717	292

Total Investments (77.8%) (Cost $372,610,227)		462,065,704
Other Assets Less Liabilities (22.2%)		131,702,802

Net Assets (100%)		$593,768,506

†	Securities (totaling $14,130 or 0.00% of net assets) at fair value by management.
*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2013, the market value of these securities amounted to $14,130 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	239	September-13	$23,223,320	$23,295,330	$72,010
S&P MidCap 400 E-Mini Index	796	September-13	92,676,278	92,168,840	(507,438)

					$(435,428)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$54,476,020	$—	$—	$54,476,020
Consumer Staples	28,755,672	—	—	28,755,672
Energy	32,859,055	—	14,130	32,873,185
Financials	155,381,277	—	—	155,381,277
Health Care	35,195,175	—	—	35,195,175
Industrials	60,577,355	1,161,695	—	61,739,050
Information Technology	41,528,996	—	—	41,528,996
Materials	27,483,392	758,037	—	28,241,429
Telecommunication Services	1,569,199	—	—	1,569,199
Utilities	22,286,244	—	—	22,286,244
Futures	72,010	—	—	72,010
Investment Companies
Investment Companies	19,165	—	—	19,165
Rights
Consumer Discretionary	292	—	—	292

Total Assets	$460,203,852	$1,919,732	$14,130	$462,137,714

Liabilities:
Futures	$(507,438)	$—	$—	$(507,438)

Total Liabilities	$(507,438)	$—	$—	$(507,438)

Total	$459,696,414	$1,919,732	$14,130	$461,630,276

(a)	Securities with a market value of $1,306,485 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	72,010	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$72,010

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(507,438	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(507,438)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six-months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	17,328,671	—	—	17,328,671
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$17,328,671	$—	$—	$17,328,671

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,682,492)	—	—	(1,682,492)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,682,492)	$—	$—	$(1,682,492)

^ This Portfolio held futures as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $115,618,000 during the six months ended June 30, 2013.

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$(274,226)	$274,226	$—

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$96,687,239
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$148,364,108

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$103,541,077
Aggregate gross unrealized depreciation	(15,406,241)

Net unrealized appreciation	$88,134,836

Federal income tax cost of investments	$373,930,868

For the six months ended June 30, 2013, the Portfolio incurred approximately $1,918 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $137,511,293 which expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $372,610,227)	$462,065,704
Cash	125,630,049
Cash held as collateral at broker	4,796,000
Receivable for securities sold	38,017,164
Dividends, interest and other receivables	626,026
Receivable from Separate Accounts for Trust shares sold	68,859
Other assets	4,643

Total assets	631,208,445

LIABILITIES
Payable for securities purchased	36,134,055
Investment management fees payable	391,860
Payable to Separate Accounts for Trust shares redeemed	356,169
Due to broker for futures variation margin	274,226
Distribution fees payable - Class B	102,167
Administrative fees payable	89,861
Trustees’ fees payable	17,275
Distribution fees payable - Class A	2,781
Accrued expenses	71,545

Total liabilities	37,439,939

NET ASSETS	$593,768,506

Net assets were comprised of:
Paid in capital	$593,598,003
Accumulated undistributed net investment income (loss)	957,728
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(89,807,274)
Net unrealized appreciation (depreciation) on investments and futures	89,020,049

Net assets	$593,768,506

Class A
Net asset value, offering and redemption price per share, $13,471,306 / 1,160,458 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.61

Class B
Net asset value, offering and redemption price per share, $492,967,462 / 43,323,631 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.38

Class K
Net asset value, offering and redemption price per share, $87,329,738 / 7,512,538 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.62

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $23,490 foreign withholding tax)	$4,387,125
Interest	61,194

Total income	4,448,319

EXPENSES
Investment management fees	2,382,417
Distribution fees - Class B	617,396
Administrative fees	462,821
Custodian fees	56,284
Professional fees	35,468
Printing and mailing expenses	28,127
Distribution fees - Class A	16,476
Trustees’ fees	6,214
Miscellaneous	12,117

Gross expenses	3,617,320
Less: Waiver from investment advisor	(2,456)
Fees paid indirectly	(14,294)

Net expenses	3,600,570

NET INVESTMENT INCOME (LOSS)	847,749

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	33,161,682
Futures	17,328,671
Foreign currency transactions	(2,253)

Net realized gain (loss)	50,488,100

Change in unrealized appreciation (depreciation) on:
Securities	39,524,653
Futures	(1,682,492)

Net change in unrealized appreciation (depreciation)	37,842,161

NET REALIZED AND UNREALIZED GAIN (LOSS)	88,330,261

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$89,178,010

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$847,749	$1,271,459
Net realized gain (loss) on investments, futures and foreign currency transactions	50,488,100	19,547,399
Net change in unrealized appreciation (depreciation) on investments and futures	37,842,161	56,643,435

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	89,178,010	77,462,293

DIVIDENDS:
Dividends from net investment income
Class A	—	(46,698)
Class B	—	(1,683,805)
Class K	—	(516,565)

TOTAL DIVIDENDS	—	(2,247,068)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 38,432 and 149,848 shares, respectively ]	424,842	1,391,639
Capital shares issued in reinvestment of dividends [ 0 and 4,636 shares, respectively ]	—	46,698
Capital shares repurchased [ (122,882) and (308,956) shares, respectively ]	(1,351,494)	(2,939,769)

Total Class A transactions	(926,652)	(1,501,432)

Class B
Capital shares sold [ 2,311,976 and 3,689,634 shares, respectively ]	25,042,635	33,816,701
Capital shares issued in reinvestment of dividends [ 0 and 170,565 shares, respectively ]	—	1,683,805
Capital shares repurchased [ (6,359,444) and (9,183,287) shares, respectively ]	(69,584,963)	(84,721,910)

Total Class B transactions	(44,542,328)	(49,221,404)

Class K
Capital shares sold [ 58,364 and 171,795 shares, respectively ]	651,307	1,594,708
Capital shares issued in reinvestment of dividends [ 0 and 51,288 shares, respectively ]	—	516,565
Capital shares repurchased [ (956,766) and (1,457,856) shares, respectively ]	(10,544,945)	(13,730,223)

Total Class K transactions	(9,893,638)	(11,618,950)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(55,362,618)	(62,341,786)

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,815,392	12,873,439
NET ASSETS:
Beginning of period	559,953,114	547,079,675

End of period (a)	$593,768,506	$559,953,114

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$957,728	$109,979

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
		2012	2011	2010	2009	2008
Net asset value, beginning of period	$9.98	$8.73	$10.07	$8.12	$5.77	$9.19

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.02 (e)	0.02 (e)	0.06 (e)	0.11 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.62	1.27	(1.34)	1.98	2.47	(3.33)

Total from investment operations	1.63	1.29	(1.32)	2.04	2.58	(3.27)

Less distributions:
Dividends from net investment income	—	(0.04)	(0.02)	(0.09)	(0.23)	(0.05)
Distributions from net realized gains	—	—	—	—	—	(0.10)

Total dividends and distributions	—	(0.04)	(0.02)	(0.09)	(0.23)	(0.15)

Net asset value, end of period	$11.61	$9.98	$8.73	$10.07	$8.12	$5.77

Total return (b)	16.33%	14.73%	(13.07)%	25.19%	44.90%	(35.88)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,471	$12,428	$12,213	$64,756	$95,496	$330,996
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25%	1.25%	0.98%	1.02%	0.58%	1.15%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.25%	1.23%	0.96%	1.00%	0.58%	1.15%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.25%	1.26%	0.99%	1.02%	1.04%	1.30%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.25%	0.17%	0.20%	0.64%	1.76%	0.78%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.25%	0.19%	0.22%	0.65%	1.76%	0.78%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.24%	0.16%	0.19%	0.63%	1.29%	0.62%
Portfolio turnover rate	21%	60%	95%	51%	95%	78%

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class B	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
		2012	2011		2010	2009		2008
Net asset value, beginning of period	$9.79	$8.55	$9.87		$7.96	$5.66		$9.01

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.02 (e)	—	#(e)	0.03 (e)	0.08	(e)	0.04 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.58	1.26	(1.32)		1.95	2.42		(3.25)

Total from investment operations	1.59	1.28	(1.32)		1.98	2.50		(3.21)

Less distributions:
Dividends from net investment income	—	(0.04)	—	#	(0.07)	(0.20)		(0.04)
Distributions from net realized gains	—	—	—		—	—		(0.10)

Total dividends and distributions	—	(0.04)	—	#	(0.07)	(0.20)		(0.14)

Net asset value, end of period	$11.38	$9.79	$8.55		$9.87	$7.96		$5.66

Total return (b)	16.24%	14.92%	(13.36)%		24.86%	44.46%		(35.99)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$492,967	$463,546	$450,690		$553,947	$461,709		$320,011
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25%	1.25%	1.23%		1.27%	1.13%		1.39%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.25%	1.23%	1.21%		1.25%	1.13%		1.39%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.25%	1.26%	1.24%		1.27%	1.29	%(c)	1.55%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.24%	0.17%	—	%‡‡	0.38%	1.25%		0.54%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.25%	0.19%	0.03%		0.39%	1.25%		0.54%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.24%	0.16%	—	%‡‡	0.37%	1.05%		0.38%
Portfolio turnover rate	21%	60%	95%		51%	95%		78%

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.98	$8.73	$8.70

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.04 (e)	0.01 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.61	1.27	0.04

Total from investment operations	1.64	1.31	0.05

Less distributions:
Dividends from net investment income	—	(0.06)	(0.02)

Net asset value, end of period	$11.62	$9.98	$8.73

Total return (b)	16.43%	15.02%	0.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$87,330	$83,979	$84,176
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%	1.00%	0.99%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.00%	0.98%	0.94%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.00%	1.01%	0.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.49%	0.42%	0.35%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.50%	0.44%	0.40%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.49%	0.41%	0.35%
Portfolio turnover rate	21%	60%	95%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).

See Notes to Financial Statements.

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2013	% of Net Assets
Government Securities	67.1%
Corporate Bonds	35.1
Asset-Backed and Mortgage-Backed Securities	2.6
Equities & Warrants	0.1
Convertible Bonds	0.1
Cash and Other	(5.0)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class A
Actual	$1,000.00	$982.70	$4.79
Hypothetical (5% average return before expenses)	1,000.00	1,019.96	4.88
Class B
Actual	1,000.00	985.10	4.79
Hypothetical (5% average return before expenses)	1,000.00	1,019.96	4.88
Class K
Actual	1,000.00	985.10	3.56
Hypothetical (5% average return before expenses)	1,000.00	1,021.20	3.63

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.97%, 0.97% and 0.72%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (2.6%)
Asset-Backed Securities (0.5%)
Aircraft Certificate Owner Trust, Series 2003-1A D 6.455%, 9/20/22§†		$177,341	$181,844
Series 2003-1A E 7.001%, 9/20/22§†		3,900,000	4,025,947
American Money Management Corp., Series 2006-6A A1A 0.498%, 5/3/18 (l)§		103,066	102,624
Black Diamond CLO Delaware Corp., Series 2005-1A A1A 0.522%, 6/20/17 (l)§		11,864	11,835
BlueMountain CLO Ltd., Series 2005-1A A1F 0.513%, 11/15/17 (l)§		110,265	109,795
Franklin CLO Ltd., Series 5A A2 0.533%, 6/15/18 (l)§		807,413	788,704
Harvest CLO S.A., Series I-X A1 0.827%, 3/29/17 (l)(m)	EUR	182,868	237,199
Kingsland I Ltd., Series 2005-1A A1A 0.522%, 6/13/19 (l)§		$280,321	279,037

			5,736,985

Non-Agency CMO (2.1%)
Adjustable Rate Mortgage Trust, Series 2005-5 2A1 2.878%, 9/25/35 (l)		783,467	717,780
Alternative Loan Trust, Series 2006-OA22 A1 0.353%, 2/25/47 (l)		316,023	246,759
Banc of America Funding Corp., Series 2004-A 1A3 5.645%, 9/20/34 (l)		525,409	525,852
Banc of America Large Loan Trust, Series 2010 HLTN 2.493%, 11/15/15 (l)§		2,591,786	2,593,797
Banc of America Re-Remic Trust, Series 2009-UB1 A4A 5.698%, 6/24/50 (l)§		500,000	565,785
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9 2A1 2.982%, 2/25/34 (l)		468,099	450,375
Bear Stearns Alt-A Trust, Series 2005-7 22A1 2.864%, 9/25/35 (l)		554,827	443,944
Citigroup Mortgage Loan Trust, Inc., Series 2005-3 2A2A 2.703%, 8/25/35 (l)		187,589	184,841

Commercial Mortgage Pass Through Certificates, Series 2010-C1 A1 3.156%, 7/10/46§		$1,990,858	$2,065,437
Credit Suisse Mortgage Capital Certificates, Series 2010-RR1 2A 5.695%, 9/15/40 (l)§		700,000	785,190
Series 2010-RR1 3A 5.857%, 6/10/49 (l)§		700,000	780,669
Series 2010-RR7 2A 5.467%, 9/18/39 (l)§		756,757	833,171
Deltek, Inc., 10.000%, 10/10/19		700,000	698,250
EMF-NL B.V., Series 2008-APRX A2 1.010%, 4/17/41 (l)(m)	EUR	965,174	1,109,896
Granite Master Issuer plc, Series 2006-3 A7 0.392%, 12/20/54 (l)		$178,991	173,550
Series 2006-4 A6 0.372%, 12/20/54 (l)		477,309	462,801
Greenpoint Mortgage Funding Trust, Series 2007-AR1 3A1 0.293%, 2/25/37 (l)		7,009	6,891
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1 A1 2.920%, 10/25/33 (l)		443,685	445,899
GS Mortgage Securities Corp. II, Series 2010-C1 A2 4.592%, 8/10/43§		1,500,000	1,616,005
Harborview Mortgage Loan Trust, Series 2006-12 2A2A 0.382%, 1/19/38 (l)		278,451	218,216
Merrill Lynch Mortgage Investors, Inc., Series 2005-2 3A 1.194%, 10/25/35 (l)		320,061	320,064
Morgan Stanley Capital I, Inc., Series 1998-HF2 J 6.010%, 11/15/30§		3,000,000	3,205,956
Morgan Stanley Re-Remic Trust, Series 2009-GG10 A4A 5.982%, 8/12/45 (l)§		800,000	895,684
OBP Depositor LLC Trust, Series 2010-OBP A 4.646%, 7/15/45§		1,000,000	1,077,869
RBSCF Trust, Series 2009-RR1 JPA 6.068%, 9/17/39 (l)§		800,000	872,461
Series 2010-RR3 JPMA 5.420%, 1/16/49 (l)§		1,000,000	1,115,341
Series 2010-RR4 CMLA 6.208%, 12/16/49 (l)§		500,000	553,967
Structured Asset Mortgage Investments Trust, Series 2005-AR5 A1 0.442%, 7/19/35 (l)		153,163	136,548

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Wachovia Bank Commercial Mortgage Trust, Series 2006-C28 A2 5.500%, 10/15/48	$391,673	$392,863
WaMu Mortgage Pass-Through Certificates, Series 2002-AR9 1A 1.568%, 8/25/42 (l)	56,514	51,950
Series 2005-AR17 A1A1 0.463%, 12/25/45 (l)	246,509	216,291

		23,764,102

Total Asset-Backed and Mortgage-Backed Securities		29,501,087

Convertible Bond (0.1%)
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Chesapeake Energy Corp. 2.750%, 11/15/35	575,000	570,687

Total Energy		570,687

Total Convertible Bonds		570,687

Corporate Bonds (35.1%)
Consumer Discretionary (3.5%)
Auto Components (0.0%)
Johnson Controls, Inc.
5.000%, 3/30/20	100,000	110,340

Distributors (0.2%)
American Tire Distributors, Inc.
9.750%, 6/1/17	1,450,000	1,531,780
HD Supply, Inc.
11.000%, 4/15/20	350,000	406,000

		1,937,780

Diversified Consumer Services (0.0%)
ServiceMaster Co. 7.000%, 8/15/20	450,000	426,375

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.
1.875%, 12/15/17	100,000	96,295
Darden Restaurants, Inc.
4.500%, 10/15/21	100,000	102,058
Diamond Resorts Corp.
12.000%, 8/15/18	750,000	815,625
Graton Economic Development Authority
9.625%, 9/1/19§	1,325,000	1,450,875
Greektown Superholdings, Inc.
Series A 13.000%, 7/1/15§	1,200,000	1,275,000
Hyatt Hotels Corp.
3.875%, 8/15/16	100,000	103,677
5.375%, 8/15/21	100,000	106,944
International Game Technology
5.500%, 6/15/20	100,000	104,109
Landry’s, Inc.
9.375%, 5/1/20§	1,250,000	1,315,625
Marriott International, Inc.
3.250%, 9/15/22	200,000	186,309

McDonald’s Corp.
5.350%, 3/1/18	$100,000	$114,378
3.500%, 7/15/20	150,000	156,349
MTR Gaming Group, Inc.
11.500%, 8/1/19 PIK	450,000	470,250
Sabre, Inc.
8.500%, 5/15/19§	1,115,000	1,181,900
Starbucks Corp.
6.250%, 8/15/17	100,000	115,783
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp.
6.375%, 6/1/21§	750,000	725,625
Wyndham Worldwide Corp.
2.500%, 3/1/18§	150,000	146,250
Yum! Brands, Inc.
4.250%, 9/15/15	250,000	264,590
5.300%, 9/15/19	100,000	111,169

		8,842,811

Household Durables (0.1%)
Mohawk Industries, Inc.
3.850%, 2/1/23	200,000	190,320
Newell Rubbermaid, Inc.
4.700%, 8/15/20	100,000	106,027
NVR, Inc.
3.950%, 9/15/22	150,000	145,823
Tupperware Brands Corp.
4.750%, 6/1/21	100,000	101,271
Whirlpool Corp.
4.850%, 6/15/21	100,000	107,153

		650,594

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.
2.500%, 11/29/22	200,000	181,373
Catalina Marketing Corp.
10.500%, 10/1/15§	650,000	663,000
Expedia, Inc.
5.950%, 8/15/20	200,000	211,500

		1,055,873

Media (2.0%)
CBS Corp.
8.875%, 5/15/19	100,000	129,185
5.750%, 4/15/20	100,000	113,623
CCO Holdings LLC/CCO Holdings Capital Corp.
5.750%, 9/1/23§	500,000	483,125
Clear Channel Worldwide Holdings, Inc. Series A 7.625%, 3/15/20	1,000,000	1,032,500
Comcast Corp.
6.500%, 1/15/15	400,000	434,738
5.900%, 3/15/16	300,000	337,152
6.500%, 1/15/17	300,000	348,180
5.700%, 7/1/19	100,000	116,496
5.150%, 3/1/20	150,000	171,689
3.125%, 7/15/22	250,000	242,525
COX Communications, Inc.
5.450%, 12/15/14	64,000	68,281
5.500%, 10/1/15	100,000	109,605

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)

Crown Media Holdings, Inc.
10.500%, 7/15/19		$1,000,000	$1,112,500
DCP LLC/DCP Corp.
10.750%, 8/15/15§		1,175,000	1,222,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.550%, 3/15/15		195,000	202,598
5.875%, 10/1/19		300,000	337,614
5.000%, 3/1/21		300,000	314,582
Discovery Communications LLC
3.700%, 6/1/15		150,000	157,519
5.050%, 6/1/20		200,000	220,086
DISH DBS Corp.
5.125%, 5/1/20§		650,000	638,625
European Media Capital S.A.
10.000%, 2/1/15§(b)†		1,984,553	1,905,171
Good Sam Enterprises LLC
11.500%, 12/1/16		1,200,000	1,275,000
Hughes Satellite Systems Corp.
7.625%, 6/15/21		500,000	531,250
Igloo Holdings Corp.
9.000%, 12/15/17 PIK§		1,025,000	1,032,688
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20		850,000	892,500
5.500%, 8/1/23§		550,000	515,625
Interpublic Group of Cos., Inc.
2.250%, 11/15/17§		150,000	146,250
Live Nation Entertainment, Inc.
7.000%, 9/1/20§		1,325,000	1,394,563
Local Insight Regatta Holdings, Inc.
11.000%, 12/1/17 (h)*†		1,916,000	—
Mood Media Corp.
9.250%, 10/15/20§		1,100,000	1,006,500
NBCUniversal Media LLC
5.150%, 4/30/20		250,000	284,357
4.375%, 4/1/21		400,000	431,789
News America, Inc.
8.000%, 10/17/16		400,000	480,520
Omnicom Group, Inc.
6.250%, 7/15/19		200,000	230,820
3.625%, 5/1/22		250,000	239,648
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		150,000	183,445
Thomson Reuters Corp.
6.500%, 7/15/18		350,000	411,621
Time Warner Cable, Inc.
3.500%, 2/1/15		100,000	103,662
5.850%, 5/1/17		400,000	440,400
8.250%, 4/1/19		300,000	360,360
5.000%, 2/1/20		200,000	208,760
Time Warner, Inc.
5.875%, 11/15/16		200,000	229,032
4.875%, 3/15/20		500,000	542,200
3.400%, 6/15/22		100,000	96,597
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.500%, 1/15/23§		725,000	688,750
Viacom, Inc.
4.375%, 9/15/14		150,000	156,465
6.250%, 4/30/16		134,000	151,698
5.625%, 9/15/19		250,000	286,524

Walt Disney Co.
6.000%, 7/17/17		$100,000	$117,342
3.750%, 6/1/21		150,000	156,670
2.350%, 12/1/22		150,000	138,657

			22,431,487

Multiline Retail (0.1%)
Dollar General Corp.
1.875%, 4/15/18		100,000	96,000
3.250%, 4/15/23		150,000	136,125
Family Dollar Stores, Inc.
5.000%, 2/1/21		100,000	103,194
Kohl’s Corp.
6.250%, 12/15/17		100,000	114,607
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14		160,000	167,600
5.900%, 12/1/16		43,000	48,913
Target Corp.
1.125%, 7/18/14		105,000	105,696
6.000%, 1/15/18		350,000	409,730

			1,181,865

Specialty Retail (0.2%)
AutoZone, Inc.
4.000%, 11/15/20		100,000	101,724
Home Depot, Inc.
5.400%, 3/1/16		450,000	500,419
4.400%, 4/1/21		150,000	163,798
Lowe’s Cos., Inc.
2.125%, 4/15/16		150,000	154,129
4.625%, 4/15/20		250,000	277,881
New Look Bondco I plc
8.750%, 5/14/18§	GBP	300,000	440,096
O’Reilly Automotive, Inc.
4.875%, 1/14/21		$100,000	106,125
Staples, Inc.
4.375%, 1/12/23		100,000	96,832
TJX Cos., Inc.
2.500%, 5/15/23		100,000	92,471

			1,933,475

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
6.125%, 12/1/17		100,000	115,653
NIKE, Inc.
2.250%, 5/1/23		100,000	92,067

			207,720

Total Consumer Discretionary			38,778,320

Consumer Staples (2.5%)
Beverages (0.6%)
Anheuser-Busch InBev Worldwide, Inc.
0.826%, 1/27/14 (l)		2,200,000	2,205,602
0.800%, 7/15/15		250,000	249,722
2.875%, 2/15/16		250,000	261,100
1.375%, 7/15/17		69,000	67,984
7.750%, 1/15/19		300,000	377,586
5.375%, 1/15/20		400,000	462,062
2.500%, 7/15/22		300,000	277,544
2.625%, 1/17/23		200,000	186,262

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Brown-Forman Corp.
2.500%, 1/15/16	$100,000	$103,604
Coca-Cola Co.
0.750%, 3/13/15	100,000	100,287
1.500%, 11/15/15	200,000	203,543
1.800%, 9/1/16	400,000	408,004
3.150%, 11/15/20	200,000	204,853
Coca-Cola Enterprises, Inc.
3.500%, 9/15/20	150,000	151,641
3.250%, 8/19/21	100,000	98,360
Diageo Capital plc
5.750%, 10/23/17	200,000	229,853
1.125%, 4/29/18	250,000	239,253
Diageo Finance B.V.
3.250%, 1/15/15	150,000	155,869
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	100,000	99,424
3.200%, 11/15/21	100,000	98,756
PepsiCo, Inc.
0.700%, 8/13/15	100,000	100,008
0.700%, 2/26/16	150,000	148,825
2.500%, 5/10/16	300,000	311,856
1.250%, 8/13/17	150,000	146,645
7.900%, 11/1/18	250,000	318,054
4.500%, 1/15/20	200,000	220,455

		7,427,152

Food & Staples Retailing (0.7%)
BI-LO LLC/BI-LO Finance Corp.
9.250%, 2/15/19§	600,000	640,500
Costco Wholesale Corp.
5.500%, 3/15/17	100,000	114,219
CVS Caremark Corp.
3.250%, 5/18/15	250,000	260,359
5.750%, 6/1/17	200,000	229,501
CVS Pass-Through Trust
5.789%, 1/10/26§	852,102	939,681
7.507%, 1/10/32§	1,302,687	1,625,922
D.S Waters Enterprise LP
10.500%, 8/15/17	1,188,000	1,198,395
Delhaize Group S.A.
4.125%, 4/10/19	100,000	101,479
Kroger Co.
6.400%, 8/15/17	100,000	115,397
6.150%, 1/15/20	100,000	116,768
Safeway, Inc.
6.350%, 8/15/17	200,000	228,802
5.000%, 8/15/19	150,000	159,419
Walgreen Co.
1.800%, 9/15/17	100,000	98,371
5.250%, 1/15/19	150,000	168,925
3.100%, 9/15/22	250,000	235,752
Wal-Mart Stores, Inc.
2.875%, 4/1/15	500,000	519,766
5.800%, 2/15/18	250,000	292,491
3.250%, 10/25/20	450,000	463,396
2.550%, 4/11/23	150,000	140,756

		7,649,899

Food Products (0.5%)
Archer-Daniels-Midland Co.
4.479%, 3/1/21	$250,000	$266,879
Campbell Soup Co.
3.375%, 8/15/14	100,000	102,981
4.250%, 4/15/21	100,000	105,512
ConAgra Foods, Inc.
7.000%, 4/15/19	150,000	180,916
3.200%, 1/25/23	150,000	143,287
General Mills, Inc.
5.200%, 3/17/15	100,000	107,328
5.650%, 2/15/19	200,000	232,580
Hershey Co.
1.500%, 11/1/16	80,000	80,933
Hillshire Brands Co.
2.750%, 9/15/15	200,000	204,423
Hormel Foods Corp.
4.125%, 4/15/21	100,000	106,273
Hostess Brands, Inc.
6.750%, 3/6/20	700,000	711,375
Ingredion, Inc.
3.200%, 11/1/15	100,000	104,010
J.M. Smucker Co.
3.500%, 10/15/21	150,000	150,130
Kellogg Co.
4.450%, 5/30/16	100,000	108,836
4.000%, 12/15/20	100,000	105,079
Kraft Foods Group, Inc.
6.125%, 8/23/18	250,000	292,365
3.500%, 6/6/22	200,000	198,767
McCormick & Co., Inc.
3.900%, 7/15/21	100,000	105,079
Mead Johnson Nutrition Co.
4.900%, 11/1/19	100,000	109,027
Mondelez International, Inc.
4.125%, 2/9/16	250,000	267,593
6.125%, 2/1/18	400,000	461,830
5.375%, 2/10/20	500,000	558,656
Tyson Foods, Inc.
4.500%, 6/15/22	500,000	510,312

		5,214,171

Household Products (0.4%)
Clorox Co.
3.550%, 11/1/15	200,000	209,010
Colgate-Palmolive Co.
3.150%, 8/5/15	300,000	314,966
Energizer Holdings, Inc.
4.700%, 5/19/21	150,000	152,489
Kimberly-Clark Corp.
6.125%, 8/1/17	150,000	175,318
7.500%, 11/1/18	100,000	126,023
3.875%, 3/1/21	100,000	106,205
Procter & Gamble Co.
3.500%, 2/15/15	300,000	313,788
4.850%, 12/15/15	200,000	219,418
4.700%, 2/15/19	200,000	224,525

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
5.750%, 10/15/20	$800,000	$808,000
Spectrum Brands, Inc.
6.750%, 3/15/20	1,500,000	1,582,500

		4,232,242

Personal Products (0.1%)
Avon Products, Inc.
5.000%, 3/15/23	200,000	196,632
Revlon Consumer Products Corp.
5.750%, 2/15/21§	800,000	788,000

		984,632

Tobacco (0.2%)
Altria Group, Inc.
7.750%, 2/6/14	500,000	520,437
4.125%, 9/11/15	300,000	319,884
9.700%, 11/10/18	102,000	135,047
9.250%, 8/6/19	250,000	331,029
4.750%, 5/5/21	200,000	214,251
2.850%, 8/9/22	200,000	184,543
Lorillard Tobacco Co.
8.125%, 6/23/19	165,000	202,019
6.875%, 5/1/20	100,000	114,574
Philip Morris International, Inc.
5.650%, 5/16/18	400,000	461,194
2.625%, 3/6/23	150,000	137,986
Reynolds American, Inc.
3.250%, 11/1/22	100,000	93,196

		2,714,160

Total Consumer Staples		28,222,256

Energy (3.1%)
Energy Equipment & Services (0.2%)
Cameron International Corp.
6.375%, 7/15/18	100,000	116,858
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	165,000	193,430
Ensco plc
3.250%, 3/15/16	200,000	209,250
4.700%, 3/15/21	300,000	319,096
Halliburton Co.
6.150%, 9/15/19	100,000	120,826
3.250%, 11/15/21	100,000	100,972
Rowan Cos., Inc.
7.875%, 8/1/19	65,000	78,293
Transocean, Inc.
6.000%, 3/15/18	100,000	111,791
6.500%, 11/15/20	150,000	167,858
6.375%, 12/15/21	150,000	168,139
3.800%, 10/15/22	100,000	94,964
Weatherford International Ltd.
6.000%, 3/15/18	200,000	222,961
9.625%, 3/1/19	200,000	250,399

		2,154,837

Oil, Gas & Consumable Fuels (2.9%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	200,000	224,530
8.700%, 3/15/19	250,000	321,000

Apache Corp.
5.625%, 1/15/17	$250,000	$280,904
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.
7.750%, 1/15/21§	500,000	458,750
Buckeye Partners LP
5.500%, 8/15/19	75,000	83,088
4.875%, 2/1/21	200,000	201,538
Canadian Natural Resources Ltd.
4.900%, 12/1/14	100,000	105,477
5.700%, 5/15/17	200,000	226,126
5.900%, 2/1/18	100,000	115,051
Cenovus Energy, Inc.
4.500%, 9/15/14	100,000	104,176
5.700%, 10/15/19	150,000	170,050
Chesapeake Energy Corp.
5.750%, 3/15/23	300,000	303,750
Chevron Corp.
2.427%, 6/24/20	250,000	249,562
2.355%, 12/5/22	300,000	281,103
3.191%, 6/24/23	300,000	298,613
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	250,000	223,560
Concho Resources, Inc.
5.500%, 4/1/23	975,000	960,375
ConocoPhillips Co.
5.750%, 2/1/19	300,000	350,235
2.400%, 12/15/22	150,000	137,520
CrownRock LP/CrownRock Finance, Inc.
7.125%, 4/15/21§	475,000	460,750
Devon Energy Corp.
2.400%, 7/15/16	100,000	102,535
4.000%, 7/15/21	150,000	153,794
Ecopetrol S.A.
7.625%, 7/23/19	250,000	295,312
Enbridge Energy Partners LP
9.875%, 3/1/19	200,000	259,993
Enbridge, Inc.
5.600%, 4/1/17	200,000	224,040
EnCana Corp.
5.900%, 12/1/17	100,000	113,829
6.500%, 5/15/19	100,000	118,035
Energy Transfer Partners LP
9.000%, 4/15/19	300,000	378,962
3.600%, 2/1/23	150,000	139,062
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	800,000	874,000
Enterprise Products Operating LLC
1.250%, 8/13/15	73,000	73,359
6.300%, 9/15/17	100,000	116,267
5.250%, 1/31/20	200,000	220,941
3.350%, 3/15/23	200,000	190,768
EOG Resources, Inc.
2.950%, 6/1/15	250,000	259,636
5.625%, 6/1/19	200,000	233,749
EQT Corp.
8.125%, 6/1/19	100,000	121,199
Foresight Energy LLC/Foresight Energy Corp.
9.625%, 8/15/17§	1,225,000	1,289,312

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Gazprom S.A. (Gaz Capital S.A.)
5.092%, 11/29/15§	$400,000	$422,000
Hess Corp.
8.125%, 2/15/19	150,000	187,282
Husky Energy, Inc.
7.250%, 12/15/19	150,000	186,085
Inergy Midstream LP/NRGM Finance Corp.
6.000%, 12/15/20§	1,300,000	1,270,750
Kinder Morgan Energy Partners LP
5.625%, 2/15/15	100,000	107,266
6.000%, 2/1/17	150,000	170,503
9.000%, 2/1/19	100,000	127,669
5.300%, 9/15/20	150,000	163,961
Kodiak Oil & Gas Corp.
8.125%, 12/1/19	1,100,000	1,188,000
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.625%, 12/1/21§	500,000	480,000
Magellan Midstream Partners LP
6.550%, 7/15/19	100,000	119,088
4.250%, 2/1/21	100,000	104,947
Marathon Oil Corp.
5.900%, 3/15/18	123,000	141,279
2.800%, 11/1/22	250,000	231,835
Marathon Petroleum Corp.
3.500%, 3/1/16	100,000	105,516
5.125%, 3/1/21	100,000	109,855
Nabors Industries, Inc.
9.250%, 1/15/19	300,000	372,397
Noble Energy, Inc.
8.250%, 3/1/19	200,000	251,964
Noble Holding International Ltd.
3.050%, 3/1/16	100,000	103,075
4.900%, 8/1/20	200,000	211,579
Occidental Petroleum Corp.
2.500%, 2/1/16	100,000	103,827
4.125%, 6/1/16	150,000	162,611
4.100%, 2/1/21	200,000	210,421
ONEOK Partners LP
3.250%, 2/1/16	100,000	104,392
8.625%, 3/1/19	100,000	125,761
3.375%, 10/1/22	150,000	137,251
Petrobras Global Finance B.V.
4.375%, 5/20/23	300,000	275,355
Petrobras International Finance Co.
3.875%, 1/27/16	250,000	257,190
3.500%, 2/6/17	250,000	249,000
5.875%, 3/1/18	250,000	269,924
7.875%, 3/15/19	250,000	288,732
5.750%, 1/20/20	400,000	411,863
5.375%, 1/27/21	250,000	251,487
Petrohawk Energy Corp.
6.250%, 6/1/19	250,000	273,732
Petroleos Mexicanos
4.875%, 3/15/15	250,000	261,250
8.000%, 5/3/19	400,000	484,600
6.000%, 3/5/20	500,000	551,250
3.500%, 1/30/23§	225,000	207,000
Phillips 66
4.300%, 4/1/22	250,000	257,861

Pioneer Natural Resources Co.
7.500%, 1/15/20	$250,000	$306,404
Plains All American Pipeline LP/Plains All American Finance Corp.
3.950%, 9/15/15	100,000	106,331
8.750%, 5/1/19	100,000	130,249
Plains Exploration & Production Co.
6.500%, 11/15/20	250,000	264,754
QR Energy LP/QRE Finance Corp.
9.250%, 8/1/20	1,025,000	1,053,187
Resolute Energy Corp.
8.500%, 5/1/20	1,125,000	1,147,500
Samson Investment Co.
6.000%, 9/13/18	500,000	497,969
Shell International Finance B.V.
4.300%, 9/22/19	350,000	386,378
4.375%, 3/25/20	200,000	219,867
2.375%, 8/21/22	175,000	162,468
SM Energy Co.
5.000%, 1/15/24§	1,375,000	1,292,500
Southwestern Energy Co.
4.100%, 3/15/22	350,000	347,191
Spectra Energy Capital LLC
6.200%, 4/15/18	250,000	289,725
Statoil ASA
2.900%, 10/15/14	250,000	257,522
5.250%, 4/15/19	250,000	288,228
Stone Energy Corp.
8.625%, 2/1/17	600,000	625,500
Suncor Energy, Inc.
6.100%, 6/1/18	300,000	349,266
Talisman Energy, Inc.
7.750%, 6/1/19	150,000	183,109
Tennessee Gas Pipeline Co. LLC
7.500%, 4/1/17	100,000	118,760
Total Capital Canada Ltd.
1.450%, 1/15/18	150,000	147,037
Total Capital International S.A.
2.875%, 2/17/22	250,000	240,082
Total Capital S.A.
3.125%, 10/2/15	350,000	366,825
4.450%, 6/24/20	200,000	218,794
4.125%, 1/28/21	100,000	107,110
TransCanada PipeLines Ltd.
3.400%, 6/1/15	200,000	209,631
7.125%, 1/15/19	100,000	121,879
3.800%, 10/1/20	200,000	210,120
2.500%, 8/1/22	100,000	90,469
6.350%, 5/15/67 (l)	200,000	207,000
Transcontinental Gas Pipe Line Co. LLC
6.050%, 6/15/18	100,000	120,775
Valero Energy Corp.
9.375%, 3/15/19	200,000	261,408
Williams Partners LP
3.800%, 2/15/15	100,000	104,264
5.250%, 3/15/20	200,000	215,370
3.350%, 8/15/22	200,000	182,488
XTO Energy, Inc.
6.250%, 8/1/17	150,000	177,095

		32,666,764

Total Energy		34,821,601

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)

Financials (12.6%)
Capital Markets (2.4%)
American Capital Holdings, Inc.
5.500%, 7/19/16		$825,000	$825,000
Ameriprise Financial, Inc.
5.650%, 11/15/15		100,000	110,280
Bank of New York Mellon Corp.
1.200%, 2/20/15		85,000	85,492
2.500%, 1/15/16		300,000	310,277
4.150%, 2/1/21		200,000	213,983
3.550%, 9/23/21		100,000	101,949
BlackRock, Inc.
3.500%, 12/10/14		200,000	207,700
5.000%, 12/10/19		200,000	226,564
Charles Schwab Corp.
4.450%, 7/22/20		100,000	108,432
3.225%, 9/1/22		100,000	96,801
Deutsche Bank AG
4.296%, 5/24/28 (l)		200,000	184,668
Deutsche Bank AG/London
3.450%, 3/30/15		200,000	208,861
6.000%, 9/1/17		500,000	574,582
Eaton Vance Corp.
6.500%, 10/2/17		60,000	70,285
Franklin Resources, Inc.
3.125%, 5/20/15		100,000	104,190
Goldman Sachs Group, Inc.
3.300%, 5/3/15		250,000	257,693
3.700%, 8/1/15		300,000	312,522
5.350%, 1/15/16		1,000,000	1,083,045
0.723%, 3/22/16 (l)		2,100,000	2,066,467
5.625%, 1/15/17		400,000	432,926
6.250%, 9/1/17		1,300,000	1,470,521
2.375%, 1/22/18		250,000	244,796
6.150%, 4/1/18		1,000,000	1,125,176
5.375%, 3/15/20		750,000	813,352
5.250%, 7/27/21		400,000	425,213
5.750%, 1/24/22		400,000	440,008
3.625%, 1/22/23		150,000	143,439
Jefferies Group LLC
5.125%, 4/13/18		400,000	418,319
Knight Capital Group, Inc.
Term Loan 0.000%, 11/10/17§		650,000	637,000
Merrill Lynch & Co., Inc.
5.000%, 2/3/14		100,000	102,134
5.450%, 7/15/14		2,000,000	2,084,936
0.658%, 7/22/14 (l)	EUR	400,000	519,803
0.737%, 1/15/15 (l)		$1,000,000	993,263
6.050%, 5/16/16		550,000	593,664
5.700%, 5/2/17		400,000	429,145
6.875%, 4/25/18		1,500,000	1,717,416
Morgan Stanley
4.100%, 1/26/15		250,000	258,180
6.000%, 4/28/15		300,000	321,793
5.375%, 10/15/15		500,000	535,717
1.750%, 2/25/16		250,000	247,582
5.750%, 10/18/16		500,000	551,720
5.550%, 4/27/17		500,000	537,968
7.300%, 5/13/19		750,000	870,135
5.500%, 1/26/20		250,000	266,265
5.750%, 1/25/21		300,000	324,996

5.500%, 7/28/21		$120,000	$127,322
3.750%, 2/25/23		300,000	284,531
4.100%, 5/22/23		250,000	230,012
Nomura Holdings, Inc.
4.125%, 1/19/16		100,000	104,437
2.000%, 9/13/16		100,000	98,632
6.700%, 3/4/20		150,000	168,852
Northern Trust Corp.
3.450%, 11/4/20		150,000	153,196
Patriot Merger Corp.
9.000%, 7/15/21§		850,000	830,875
Raymond James Financial, Inc.
8.600%, 8/15/19		100,000	123,528
SteelRiver Transmission Co. LLC
4.710%, 6/30/17§(b)		1,029,318	1,058,720
TD Ameritrade Holding Corp.
4.150%, 12/1/14		100,000	104,701
5.600%, 12/1/19		100,000	115,163

			27,054,227

Commercial Banks (3.7%)
American Express Centurion Bank
6.000%, 9/13/17		250,000	285,278
Australia & New Zealand Banking Group Ltd./New York
0.900%, 2/12/16		250,000	248,018
Banco do Brasil S.A./Cayman Islands
4.500%, 1/22/15§		100,000	101,993
3.875%, 10/10/22		200,000	176,300
Banco Santander S.A./Chile
1.876%, 1/19/16 (l)§		3,100,000	3,100,000
Bancolombia S.A.
4.250%, 1/12/16		200,000	205,000
Bank of Montreal
1.400%, 9/11/17		200,000	195,480
2.550%, 11/6/22		300,000	277,309
Bank of Nova Scotia
3.400%, 1/22/15		250,000	259,887
2.900%, 3/29/16		350,000	366,015
1.450%, 4/25/18		150,000	145,563
4.375%, 1/13/21		150,000	163,583
Barclays Bank plc
2.750%, 2/23/15		350,000	358,417
3.900%, 4/7/15		150,000	157,213
5.125%, 1/8/20		200,000	219,500
5.140%, 10/14/20		200,000	202,430
BB&T Corp.
3.200%, 3/15/16		300,000	314,984
6.850%, 4/30/19		100,000	122,338
3.950%, 3/22/22		150,000	151,155
BBVA Senior Finance S.A.U.
4.664%, 10/9/15		350,000	359,905
BNP Paribas S.A.
3.250%, 3/11/15		500,000	514,505
5.000%, 1/15/21		350,000	371,465
3.250%, 3/3/23		150,000	137,369
Canadian Imperial Bank of Commerce
1.550%, 1/23/18		100,000	96,963
CIT Group, Inc.
5.000%, 8/15/22		250,000	248,125
Comerica Bank
5.750%, 11/21/16		250,000	284,476

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)

Commonwealth Bank of Australia/New York
1.250%, 9/18/15		$250,000	$251,176
1.900%, 9/18/17		250,000	249,434
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17		350,000	366,033
Credit Suisse AG/New York
3.500%, 3/23/15		300,000	312,502
4.375%, 8/5/20		350,000	374,070
Discover Bank/Delaware
7.000%, 4/15/20		200,000	233,380
DnB Bank ASA
3.200%, 4/3/17§		1,400,000	1,447,138
Fifth Third Bancorp
3.625%, 1/25/16		200,000	211,147
5.450%, 1/15/17		100,000	109,085
First Horizon National Corp.
5.375%, 12/15/15		200,000	216,083
HSBC Bank USA/New York
6.000%, 8/9/17		250,000	282,055
HSBC Holdings plc
5.100%, 4/5/21		200,000	219,252
4.875%, 1/14/22		250,000	266,228
Intesa Sanpaolo S.p.A.
3.125%, 1/15/16		200,000	196,229
JPMorgan Chase Bank N.A.
0.886%, 5/31/17 (l)	EUR	900,000	1,129,311
6.000%, 10/1/17		$600,000	681,485
KeyBank N.A./Ohio
7.413%, 5/6/15		100,000	110,807
KeyCorp
5.100%, 3/24/21		250,000	278,388
KfW
2.625%, 3/3/15		900,000	931,658
0.625%, 4/24/15		250,000	250,372
2.625%, 2/16/16		1,050,000	1,100,003
5.125%, 3/14/16		1,000,000	1,113,803
0.500%, 4/19/16		400,000	396,273
1.250%, 2/15/17		500,000	496,967
4.500%, 7/16/18		500,000	565,646
4.875%, 6/17/19		400,000	464,204
4.000%, 1/27/20		500,000	556,781
2.750%, 9/8/20		500,000	515,867
6.250%, 5/19/21	AUD	2,200,000	2,221,243
2.625%, 1/25/22		$500,000	498,108
2.125%, 1/17/23		350,000	330,393
Landwirtschaftliche Rentenbank
2.500%, 2/15/16		400,000	416,750
5.125%, 2/1/17		500,000	568,123
1.375%, 10/23/19		57,000	54,386
Mellon Funding Corp.
5.000%, 12/1/14		200,000	211,345
National Australia Bank Ltd./New York
3.000%, 1/20/23		250,000	234,816
Nordea Bank AB
1.177%, 1/14/14 (l)§		2,000,000	2,009,499
Oesterreichische Kontrollbank AG
4.875%, 2/16/16		400,000	441,438
PNC Bank N.A.
2.950%, 1/30/23		250,000	227,494

PNC Funding Corp.
2.700%, 9/19/16		$250,000	$260,043
5.625%, 2/1/17		250,000	277,001
5.125%, 2/8/20		400,000	437,526
Rabobank Nederland N.V.
2.125%, 10/13/15		200,000	204,852
3.875%, 2/8/22		500,000	500,657
Regions Financial Corp.
2.000%, 5/15/18		150,000	141,675
Royal Bank of Canada
2.625%, 12/15/15		300,000	312,030
0.850%, 3/8/16		150,000	149,173
2.300%, 7/20/16		300,000	309,507
Royal Bank of Scotland Group plc
4.875%, 3/16/15		500,000	527,675
Royal Bank of Scotland plc
3.950%, 9/21/15		350,000	365,685
5.625%, 8/24/20		250,000	270,635
9.500%, 3/16/22 (b)(l)(m)		100,000	110,520
Sovereign Banks/Delaware
8.750%, 5/30/18		100,000	119,424
Sumitomo Mitsui Banking Corp.
1.800%, 7/18/17		250,000	245,787
SunTrust Bank, Inc./Georgia
7.250%, 3/15/18		100,000	119,853
SunTrust Banks, Inc.
3.600%, 4/15/16		200,000	211,481
Svenska Handelsbanken AB
3.125%, 7/12/16		200,000	210,128
Toronto-Dominion Bank
2.500%, 7/14/16		400,000	414,556
2.375%, 10/19/16		100,000	103,139
U.S. Bancorp/Minnesota
3.150%, 3/4/15		200,000	207,371
2.450%, 7/27/15		100,000	103,204
3.442%, 2/1/16		150,000	156,951
3.000%, 3/15/22		250,000	241,364
2.950%, 7/15/22		125,000	115,618
U.S. Bank N.A./Ohio
4.950%, 10/30/14		200,000	210,848
4.800%, 4/15/15		100,000	107,326
UBS AG/Connecticut
1.276%, 1/28/14 (l)		59,000	59,316
3.875%, 1/15/15		250,000	260,326
5.875%, 7/15/16		250,000	275,803
5.875%, 12/20/17		146,000	168,231
5.750%, 4/25/18		147,000	169,176
4.875%, 8/4/20		98,000	107,961
UnionBanCal Corp.
3.500%, 6/18/22		200,000	195,736
Wachovia Bank N.A.
6.000%, 11/15/17		500,000	570,720
Wachovia Corp.
5.250%, 8/1/14		350,000	365,578
5.750%, 2/1/18		300,000	343,092
Wells Fargo & Co.
3.625%, 4/15/15		200,000	209,384
1.500%, 7/1/15		500,000	505,302
5.125%, 9/15/16		250,000	275,579
2.100%, 5/8/17		200,000	200,744
5.625%, 12/11/17		650,000	739,987
3.500%, 3/8/22		250,000	250,612

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Westpac Banking Corp.
4.200%, 2/27/15	$400,000	$421,722
2.000%, 8/14/17	200,000	199,857
4.875%, 11/19/19	300,000	334,235
Zions Bancorp
7.750%, 9/23/14	100,000	106,937

		41,796,570

Consumer Finance (1.5%)
Ally Financial, Inc.
3.475%, 2/11/14 (l)	1,700,000	1,706,613
8.000%, 11/1/31	475,000	569,430
American Express Co.
6.150%, 8/28/17	550,000	633,121
7.000%, 3/19/18	1,850,000	2,221,832
8.125%, 5/20/19	150,000	192,812
2.650%, 12/2/22	150,000	137,549
6.800%, 9/1/66 (l)§	150,000	159,000
American Express Credit Corp.
1.750%, 6/12/15	117,000	118,444
2.750%, 9/15/15	250,000	259,103
2.800%, 9/19/16	250,000	259,175
Capital One Bank USA N.A.
8.800%, 7/15/19	287,000	365,766
Capital One Financial Corp.
2.150%, 3/23/15	150,000	152,145
6.150%, 9/1/16	100,000	111,935
6.750%, 9/15/17	200,000	235,203
Caterpillar Financial Services Corp.
2.750%, 6/24/15	100,000	103,906
0.700%, 2/26/16	150,000	148,747
2.050%, 8/1/16	200,000	205,109
7.150%, 2/15/19	400,000	497,083
Discover Financial Services
5.200%, 4/27/22	100,000	103,188
Ford Motor Credit Co. LLC
3.875%, 1/15/15	300,000	308,790
2.750%, 5/15/15	500,000	506,850
2.500%, 1/15/16	200,000	200,740
3.984%, 6/15/16	300,000	314,190
8.000%, 12/15/16	250,000	291,425
3.000%, 6/12/17	500,000	500,350
2.375%, 1/16/18	2,500,000	2,396,750
5.875%, 8/2/21	500,000	543,750
4.250%, 9/20/22	200,000	195,340
HSBC Finance Corp.
5.000%, 6/30/15	400,000	426,939
6.676%, 1/15/21	300,000	331,965
HSBC USA, Inc.
5.000%, 9/27/20	150,000	156,814
John Deere Capital Corp.
2.800%, 9/18/17	500,000	520,072
1.300%, 3/12/18	150,000	145,075
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.250%, 1/15/18§	725,000	757,625
Springleaf Finance Corp.
6.000%, 6/1/20§	300,000	264,000
Toyota Motor Credit Corp.
1.250%, 11/17/14	100,000	100,738
3.200%, 6/17/15	200,000	209,119
2.800%, 1/11/16	100,000	104,240

2.000%, 9/15/16	$100,000	$101,644
1.750%, 5/22/17	300,000	297,541
3.400%, 9/15/21	300,000	302,192
2.625%, 1/10/23	150,000	139,759

		17,296,069

Diversified Financial Services (3.0%)
Alphabet Holding Co., Inc.
8.500%, 11/1/17 PIK	1,100,000	1,127,500
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	110,000	102,905
Bank of America Corp.
4.500%, 4/1/15	1,000,000	1,048,106
1.250%, 1/11/16	100,000	98,548
6.500%, 8/1/16	500,000	562,877
5.625%, 10/14/16	800,000	882,102
2.000%, 1/11/18	150,000	145,122
7.625%, 6/1/19	200,000	239,383
5.000%, 5/13/21	500,000	529,940
3.300%, 1/11/23	300,000	280,891
Boeing Capital Corp.
2.125%, 8/15/16	100,000	102,685
BP Capital Markets plc
3.875%, 3/10/15	500,000	524,678
3.125%, 10/1/15	500,000	523,885
4.500%, 10/1/20	450,000	490,619
Citigroup, Inc.
5.000%, 9/15/14	500,000	519,165
5.500%, 10/15/14	1,150,000	1,206,908
6.010%, 1/15/15	500,000	533,489
4.750%, 5/19/15	200,000	211,595
2.250%, 8/7/15	150,000	152,301
5.850%, 8/2/16	400,000	447,300
5.500%, 2/15/17	150,000	163,899
6.125%, 11/21/17	500,000	566,376
6.125%, 5/15/18	500,000	569,971
8.500%, 5/22/19	600,000	755,352
5.375%, 8/9/20	100,000	110,312
4.500%, 1/14/22	200,000	208,148
3.375%, 3/1/23	150,000	143,145
CNG Holdings, Inc.
9.375%, 5/15/20§	350,000	334,250
Compiler Finance Sub, Inc.
7.000%, 5/1/21§	900,000	866,250
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	300,000	341,716
Credit Suisse USA, Inc.
5.375%, 3/2/16	300,000	330,686
Gazprom OAO Via White Nights Finance B.V.
10.500%, 3/25/14 (m)	300,000	317,625
General Electric Capital Corp.
3.500%, 6/29/15	750,000	786,360
5.400%, 2/15/17	800,000	886,762
1.625%, 4/2/18	150,000	145,550
6.000%, 8/7/19	1,000,000	1,154,742
5.300%, 2/11/21	250,000	274,547
4.650%, 10/17/21	300,000	318,699
3.150%, 9/7/22	300,000	281,908
3.100%, 1/9/23	250,000	235,177
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%, 1/15/16	1,250,000	1,289,375

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

ING U.S., Inc.
5.500%, 7/15/22§	$50,000	$54,151
JPMorgan Chase & Co.
5.125%, 9/15/14	500,000	524,802
3.700%, 1/20/15	1,000,000	1,038,470
4.750%, 3/1/15	300,000	318,799
3.450%, 3/1/16	500,000	520,352
3.150%, 7/5/16	1,300,000	1,350,474
2.000%, 8/15/17	250,000	248,810
6.000%, 1/15/18	750,000	850,632
6.300%, 4/23/19	700,000	808,936
4.400%, 7/22/20	1,000,000	1,042,250
4.250%, 10/15/20	250,000	258,251
4.350%, 8/15/21	300,000	310,046
3.250%, 9/23/22	350,000	329,792
3.200%, 1/25/23	150,000	141,984
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	100,000	103,789
5.250%, 1/16/18	100,000	106,521
National Credit Union Administration Guaranteed Notes Series A3 2.350%, 6/12/17	200,000	207,927
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	300,000	315,529
5.450%, 2/1/18	250,000	288,753
Nationstar Mortgage LLC/Nationstar Capital Corp.
10.875%, 4/1/15	1,175,000	1,236,687
6.500%, 6/1/22	1,000,000	975,000
ORIX Corp.
4.710%, 4/27/15	400,000	420,163
Private Export Funding Corp.
4.550%, 5/15/15	150,000	160,277
4.950%, 11/15/15	100,000	109,864
1.375%, 2/15/17	50,000	49,811
2.050%, 11/15/22	125,000	117,518
SquareTwo Financial Corp.
11.625%, 4/1/17	1,000,000	1,022,500
TECO Finance, Inc.
5.150%, 3/15/20	100,000	110,230
Unilever Capital Corp.
2.750%, 2/10/16	100,000	104,444
4.800%, 2/15/19	200,000	225,301
Waha Aerospace B.V.
3.925%, 7/28/20§	281,250	292,500
XTRA Finance Corp.
5.150%, 4/1/17	100,000	110,792

		33,566,204

Insurance (1.2%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	200,000	206,545
5.800%, 3/15/18	100,000	116,326
5.900%, 6/15/19	100,000	118,940
Aegon N.V.
4.625%, 12/1/15	200,000	215,716
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	100,000	115,423

Allstate Corp.
7.450%, 5/16/19	$100,000	$127,561
American Financial Group, Inc./Ohio
9.875%, 6/15/19	100,000	129,327
American International Group, Inc.
3.750%, 11/30/13§	700,000	709,405
5.050%, 10/1/15	300,000	325,080
5.450%, 5/18/17	300,000	329,390
8.250%, 8/15/18	500,000	619,250
6.400%, 12/15/20	100,000	115,640
4.875%, 6/1/22	250,000	264,625
Aon Corp.
3.500%, 9/30/15	100,000	104,881
5.000%, 9/30/20	100,000	109,134
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC
7.875%, 12/15/20§	1,325,000	1,328,313
Asurion Corp.
11.000%, 8/16/19	1,450,000	1,515,250
Axis Specialty Finance LLC
5.875%, 6/1/20	200,000	222,635
Berkshire Hathaway Finance Corp.
1.600%, 5/15/17	150,000	150,266
4.250%, 1/15/21	250,000	266,200
Berkshire Hathaway, Inc.
3.200%, 2/11/15	400,000	416,725
3.000%, 2/11/23	250,000	238,500
Chubb Corp.
5.750%, 5/15/18	100,000	116,674
6.375%, 3/29/67 (l)	100,000	108,000
CNA Financial Corp.
5.875%, 8/15/20	200,000	225,819
Genworth Holdings, Inc.
8.625%, 12/15/16	250,000	296,634
7.700%, 6/15/20	100,000	113,997
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	100,000	104,438
5.375%, 3/15/17	100,000	110,698
5.500%, 3/30/20	100,000	110,559
Lincoln National Corp.
6.250%, 2/15/20	100,000	114,731
7.000%, 5/17/66 (l)	100,000	100,000
6.050%, 4/20/67 (l)	100,000	98,500
Loews Corp.
2.625%, 5/15/23	150,000	136,050
Markel Corp.
7.125%, 9/30/19	100,000	118,684
Marsh & McLennan Cos., Inc.
5.750%, 9/15/15	200,000	218,505
4.800%, 7/15/21	100,000	107,467
MetLife, Inc.
6.750%, 6/1/16	250,000	285,425
7.717%, 2/15/19	300,000	376,140
Onex USI Acquisition Corp.
7.750%, 1/15/21§	1,050,000	1,031,625
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	150,000	165,392
Principal Financial Group, Inc.
8.875%, 5/15/19	200,000	258,600
Protective Life Corp.
7.375%, 10/15/19	150,000	181,912

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Prudential Financial, Inc.
5.100%, 9/20/14	$200,000	$209,839
4.750%, 6/13/15	150,000	159,990
6.000%, 12/1/17	250,000	286,975
7.375%, 6/15/19	135,000	165,110
Reinsurance Group of America, Inc.
6.450%, 11/15/19	100,000	114,650
Torchmark Corp.
9.250%, 6/15/19	100,000	135,154
Travelers Cos., Inc.
5.500%, 12/1/15	100,000	110,677
5.800%, 5/15/18	100,000	117,219
Unum Group
5.625%, 9/15/20	100,000	109,632
W.R. Berkley Corp.
5.375%, 9/15/20	100,000	108,956
Willis North America, Inc.
5.625%, 7/15/15	200,000	214,682
7.000%, 9/29/19	100,000	115,141

		13,973,007

Real Estate Investment Trusts (REITs) (0.6%)
American Tower Corp.
4.625%, 4/1/15	125,000	131,347
4.500%, 1/15/18	100,000	105,751
5.050%, 9/1/20	100,000	105,256
AvalonBay Communities, Inc.
5.700%, 3/15/17	100,000	112,043
BioMed Realty LP
6.125%, 4/15/20	100,000	112,021
Boston Properties LP
5.000%, 6/1/15	100,000	107,110
3.700%, 11/15/18	200,000	209,815
5.625%, 11/15/20	100,000	112,558
Brandywine Operating Partnership LP
4.950%, 4/15/18	100,000	106,254
Camden Property Trust
4.625%, 6/15/21	100,000	106,126
2.950%, 12/15/22	150,000	136,939
CommonWealth REIT
6.650%, 1/15/18	100,000	110,299
Digital Realty Trust LP
4.500%, 7/15/15	100,000	105,037
Duke Realty LP
6.750%, 3/15/20	100,000	115,751
ERP Operating LP
5.125%, 3/15/16	300,000	328,297
4.750%, 7/15/20	200,000	215,762
HCP, Inc.
5.625%, 5/1/17	100,000	111,271
3.150%, 8/1/22	100,000	92,023
Health Care REIT, Inc.
6.200%, 6/1/16	100,000	112,084
4.700%, 9/15/17	100,000	108,942
6.125%, 4/15/20	100,000	113,893
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	150,000	167,223
Hospitality Properties Trust
7.875%, 8/15/14	150,000	156,103
5.625%, 3/15/17	100,000	108,788
Host Hotels & Resorts LP
4.750%, 3/1/23	100,000	100,000

Kilroy Realty LP
5.000%, 11/3/15	$100,000	$107,389
3.800%, 1/15/23	150,000	140,519
Kimco Realty Corp.
6.875%, 10/1/19	100,000	120,409
Liberty Property LP
4.750%, 10/1/20	150,000	159,849
Mack-Cali Realty LP
2.500%, 12/15/17	100,000	98,068
3.150%, 5/15/23	150,000	132,842
Realty Income Corp.
5.750%, 1/15/21	200,000	223,571
Senior Housing Properties Trust
4.300%, 1/15/16	100,000	103,500
Simon Property Group LP
5.100%, 6/15/15	200,000	216,189
5.250%, 12/1/16	200,000	223,111
6.125%, 5/30/18	300,000	352,436
5.650%, 2/1/20	100,000	114,048
UDR, Inc.
4.250%, 6/1/18	150,000	158,959
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	100,000	103,056
2.000%, 2/15/18	100,000	96,681
4.250%, 3/1/22	100,000	100,664
Vornado Realty LP
4.250%, 4/1/15	100,000	104,269
Washington Real Estate Investment Trust
3.950%, 10/15/22	150,000	143,717
Weingarten Realty Investors
3.375%, 10/15/22	250,000	233,239

		6,223,209

Real Estate Management & Development (0.2%)
Kennedy-Wilson, Inc.
8.750%, 4/1/19	625,000	671,875
ProLogis LP
6.250%, 3/15/17	100,000	111,538
6.625%, 5/15/18	200,000	230,212
Toys R Us Property Co. I LLC
10.750%, 7/15/17	1,125,000	1,184,063

		2,197,688

Thrifts & Mortgage Finance (0.0%)
Abbey National Treasury Services plc/London
4.000%, 4/27/16	100,000	105,491

Total Financials		142,212,465

Health Care (3.1%)
Biotechnology (0.1%)
Amgen, Inc.
4.850%, 11/18/14	200,000	211,200
2.300%, 6/15/16	130,000	133,804
5.850%, 6/1/17	200,000	227,429
4.500%, 3/15/20	325,000	351,430
4.100%, 6/15/21	200,000	209,693
Celgene Corp.
3.250%, 8/15/22	150,000	141,870
Genentech, Inc.
4.750%, 7/15/15	200,000	215,760

		1,491,186

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories
4.125%, 5/27/20		$75,000	$81,289
Alere, Inc.
7.250%, 7/1/18§		1,475,000	1,563,500
6.500%, 6/15/20§		350,000	339,500
Baxter International, Inc.
4.625%, 3/15/15		200,000	212,853
4.250%, 3/15/20		150,000	162,893
2.400%, 8/15/22		100,000	92,412
Becton Dickinson and Co.
5.000%, 5/15/19		200,000	225,850
Boston Scientific Corp.
4.500%, 1/15/15		250,000	261,677
6.400%, 6/15/16		100,000	112,449
6.000%, 1/15/20		100,000	112,889
C.R. Bard, Inc.
2.875%, 1/15/16		100,000	103,934
CareFusion Corp.
6.375%, 8/1/19		100,000	115,031
Covidien International Finance S.A.
2.800%, 6/15/15		100,000	103,497
6.000%, 10/15/17		100,000	115,876
DENTSPLY International, Inc.
4.125%, 8/15/21		100,000	102,057
Kinetic Concepts, Inc./KCI USA, Inc.
10.500%, 11/1/18		1,250,000	1,343,750
Medtronic, Inc.
4.450%, 3/15/20		250,000	271,689
Series B 4.750%, 9/15/15		100,000	108,411
Physio-Control International, Inc.
9.875%, 1/15/19§		1,150,000	1,265,000
St. Jude Medical, Inc.
3.250%, 4/15/23		150,000	141,880
Stryker Corp.
2.000%, 9/30/16		150,000	153,179
Zimmer Holdings, Inc.
1.400%, 11/30/14		100,000	100,424
3.375%, 11/30/21		100,000	97,826

			7,187,866

Health Care Providers & Services (1.5%)
Aetna, Inc.
6.500%, 9/15/18		200,000	236,782
3.950%, 9/1/20		100,000	103,729
AmerisourceBergen Corp.
4.875%, 11/15/19		150,000	166,499
Apria Healthcare Group, Inc.
12.375%, 11/1/14		223,000	225,275
6.750%, 4/5/20		700,000	695,917
Cardinal Health, Inc.
5.800%, 10/15/16		200,000	226,747
Carestream Health, Inc.
Term Loan 9.500%, 11/20/19		725,000	708,084
Cigna Corp.
5.125%, 6/15/20		130,000	142,036
4.375%, 12/15/20		100,000	106,862
Coventry Health Care, Inc.
5.450%, 6/15/21§		120,000	132,900

Express Scripts Holding Co.
3.125%, 5/15/16		$250,000	$260,082
4.750%, 11/15/21		100,000	106,649
Fresenius Medical Care US Finance, Inc.
6.875%, 7/15/17		1,000,000	1,090,000
HCA Holdings, Inc.
6.250%, 2/15/21		1,300,000	1,319,500
HCA, Inc.
7.250%, 9/15/20		500,000	536,900
Term Loan
2.694%, 3/15/14		443,750	441,716
Holding Medi-Partenaires SAS
7.000%, 5/15/20§	EUR	825,000	1,025,537
Howard Hughes Medical Institute
3.450%, 9/1/14		$100,000	103,407
Humana, Inc.
7.200%, 6/15/18		150,000	178,567
Laboratory Corp. of America Holdings
2.200%, 8/23/17		67,000	66,066
4.625%, 11/15/20		100,000	104,362
3.750%, 8/23/22		56,000	53,570
McKesson Corp.
1.400%, 3/15/18		100,000	96,850
4.750%, 3/1/21		100,000	109,436
2.850%, 3/15/23		200,000	187,903
Medco Health Solutions, Inc.
2.750%, 9/15/15		150,000	154,235
7.125%, 3/15/18		200,000	237,349
4.125%, 9/15/20		150,000	154,306
MedImpact Holdings, Inc.
10.500%, 2/1/18§		875,000	966,875
Quest Diagnostics, Inc.
6.400%, 7/1/17		150,000	171,049
4.700%, 4/1/21		100,000	104,583
RegionalCare Hospital Partners
7.000%, 11/2/18		997,500	999,994
Res-Care, Inc.
10.750%, 1/15/19		1,200,000	1,344,000
Select Medical Corp.
6.375%, 6/1/21§		1,150,000	1,092,500
Truven Health Analytics, Inc.
10.625%, 6/1/20§		750,000	825,000
U.S. Renal Care, Inc.
10.250%, 12/27/19		1,000,000	1,016,250
UnitedHealth Group, Inc.
5.375%, 3/15/16		200,000	222,336
6.000%, 2/15/18		150,000	176,079
4.700%, 2/15/21		100,000	109,518
WellPoint, Inc.
5.250%, 1/15/16		300,000	328,162
4.350%, 8/15/20		200,000	212,730
3.300%, 1/15/23		150,000	142,500

			16,682,842

Health Care Technology (0.1%)
Emdeon, Inc.
11.000%, 12/31/19		825,000	930,187

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.000%, 7/15/20		100,000	107,446

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Life Technologies Corp.
6.000%, 3/1/20	$100,000	$112,751
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	300,000	311,263
4.700%, 5/1/20	100,000	105,845

		637,305

Pharmaceuticals (0.7%)
AbbVie, Inc.
1.200%, 11/6/15§	400,000	399,763
1.750%, 11/6/17§	350,000	343,301
2.900%, 11/6/22§	300,000	275,966
Actavis, Inc.
6.125%, 8/15/19	100,000	115,364
3.250%, 10/1/22	250,000	233,827
Allergan, Inc.
1.350%, 3/15/18	50,000	48,357
2.800%, 3/15/23	50,000	47,245
AstraZeneca plc
5.900%, 9/15/17	250,000	289,621
Bristol-Myers Squibb Co.
5.450%, 5/1/18	100,000	115,814
Eli Lilly and Co.
5.200%, 3/15/17	100,000	113,014
GlaxoSmithKline Capital plc
1.500%, 5/8/17	250,000	248,279
2.850%, 5/8/22	300,000	288,422
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	300,000	346,851
Hospira, Inc.
6.400%, 5/15/15	200,000	211,840
Johnson & Johnson
5.550%, 8/15/17	100,000	116,272
5.150%, 7/15/18	200,000	231,440
3.550%, 5/15/21	100,000	105,715
Merck & Co., Inc.
6.000%, 9/15/17	100,000	116,716
1.300%, 5/18/18	167,000	162,059
5.000%, 6/30/19	200,000	228,521
2.400%, 9/15/22	200,000	185,888
2.800%, 5/18/23	200,000	188,733
Novartis Capital Corp.
2.900%, 4/24/15	100,000	104,190
4.400%, 4/24/20	100,000	110,828
2.400%, 9/21/22	200,000	187,028
Novartis Securities Investment Ltd.
5.125%, 2/10/19	300,000	344,687
Pfizer, Inc.
5.350%, 3/15/15	400,000	431,096
6.200%, 3/15/19	400,000	481,273
Sanofi S.A.
2.625%, 3/29/16	150,000	156,727
1.250%, 4/10/18	150,000	144,874
4.000%, 3/29/21	250,000	266,482
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	200,000	207,766
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	250,000	248,500
Valeant Pharmaceuticals International
6.375%, 10/15/20§	900,000	888,750
Zoetis, Inc.
1.875%, 2/1/18§	100,000	98,079

		8,083,288

Total Health Care		35,012,674

Industrials (3.1%)
Aerospace & Defense (0.5%)
Boeing Co.
3.500%, 2/15/15	$100,000	$104,474
6.000%, 3/15/19	200,000	239,457
Embraer Overseas Ltd.
6.375%, 1/15/20	100,000	108,385
GenCorp, Inc.
7.125%, 3/15/21§	750,000	776,250
General Dynamics Corp.
1.000%, 11/15/17	250,000	240,756
Honeywell International, Inc.
5.300%, 3/1/18	250,000	285,124
L-3 Communications Corp.
3.950%, 11/15/16	100,000	105,508
5.200%, 10/15/19	100,000	107,265
4.950%, 2/15/21	100,000	104,992
Lockheed Martin Corp.
4.250%, 11/15/19	350,000	374,665
Precision Castparts Corp.
1.250%, 1/15/18	150,000	145,739
Raytheon Co.
4.400%, 2/15/20	300,000	326,408
Rockwell Collins, Inc.
5.250%, 7/15/19	100,000	114,224
Textron, Inc.
5.600%, 12/1/17	100,000	109,779
5.950%, 9/21/21	100,000	109,808
TransDigm, Inc.
7.500%, 7/15/21§(b)	900,000	920,250
United Technologies Corp.
4.875%, 5/1/15	150,000	161,467
1.800%, 6/1/17	50,000	50,139
6.125%, 2/1/19	250,000	296,035
4.500%, 4/15/20	100,000	111,431
3.100%, 6/1/22	250,000	246,527

		5,038,683

Air Freight & Logistics (0.1%)
FedEx Corp.
2.700%, 4/15/23	100,000	91,515
United Parcel Service, Inc.
5.125%, 4/1/19	100,000	114,664
3.125%, 1/15/21	250,000	252,869

		459,048

Airlines (0.4%)
American Airlines, Inc. Series A 8.625%, 10/15/21	363,995	387,436
Series B 7.000%, 1/31/18§	1,027,404	1,081,342
Continental Airlines, Inc.
4.750%, 1/12/21	1,384,787	1,466,212
Delta Air Lines, Inc., Class A
4.950%, 5/23/19§	250,501	266,158
Series 1A A 6.200%, 7/2/18	150,151	160,737
UAL Pass Through Trust
Series 2009-2A 9.750%, 1/15/17§	711,237	812,588

		4,174,473

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16		$350,000	$390,299
Owens Corning, Inc.
9.000%, 6/15/19		17,000	20,803

			411,102

Commercial Services & Supplies (1.1%)
ADT Corp.
3.500%, 7/15/22		150,000	137,621
Altegrity, Inc.
12.000%, 11/1/15§		1,100,000	1,001,000
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16		100,000	109,197
4.750%, 5/1/19		100,000	113,004
Catalent Pharma Solutions, Inc.
7.875%, 10/15/18§		1,175,000	1,183,812
Cornell University
5.450%, 2/1/19		200,000	231,778
EnergySolutions, Inc. / EnergySolutions LLC
10.750%, 8/15/18		1,000,000	1,082,500
Jaguar Holding Co. I
9.375%, 10/15/17 PIK§		1,425,000	1,482,000
KP Germany Erste GmbH
11.625%, 7/15/17§	EUR	800,000	1,150,659
Neff Rental LLC/Neff Finance Corp.
9.625%, 5/15/16§		$1,000,000	1,050,000
Pitney Bowes, Inc.
5.750%, 9/15/17		200,000	216,000
6.250%, 3/15/19		100,000	109,000
Republic Services, Inc.
5.500%, 9/15/19		250,000	281,631
5.250%, 11/15/21		250,000	275,248
Rural/Metro Corp.
10.125%, 7/15/19§		800,000	680,000
Sheridan Holdings, Inc.
9.000%, 6/20/20		550,000	552,979
Southern Graphics, Inc.
8.375%, 10/15/20§		875,000	901,250
TransUnion Holding Co., Inc.
8.125%, 6/15/18 PIK§		1,125,000	1,191,094
Waste Management, Inc.
6.100%, 3/15/18		100,000	114,743
7.375%, 3/11/19		150,000	180,245
4.750%, 6/30/20		100,000	107,710
Yale University
2.900%, 10/15/14		50,000	51,518

			12,202,989

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17		100,000	99,221
2.875%, 5/8/22		150,000	143,226

			242,447

Electrical Equipment (0.0%)
Emerson Electric Co.
4.875%, 10/15/19		200,000	226,810
2.625%, 2/15/23		100,000	94,726

			321,536

Industrial Conglomerates (0.3%)
Cooper U.S., Inc.
2.375%, 1/15/16		$100,000	$101,460
3.875%, 12/15/20		100,000	102,284
Danaher Corp.
5.625%, 1/15/18		200,000	230,531
3.900%, 6/23/21		100,000	105,797
GE Capital Trust I
6.375%, 11/15/67 (l)		300,000	307,500
General Electric Co.
5.250%, 12/6/17		300,000	337,158
2.700%, 10/9/22		250,000	236,445
Harland Clarke Holdings Corp.
9.750%, 8/1/18§		325,000	338,000
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18		100,000	117,555
Koninklijke Philips N.V.
5.750%, 3/11/18		200,000	230,921
Mark IV USA/Euro Lux S.C.A.
8.875%, 12/15/17§	EUR	860,000	1,208,972
Pentair Finance S.A.
5.000%, 5/15/21		$100,000	106,498
Tyco Electronics Group S.A.
6.550%, 10/1/17		100,000	115,605
Tyco International Finance S.A.
8.500%, 1/15/19		100,000	125,613

			3,664,339

Machinery (0.2%)
Caterpillar, Inc.
2.600%, 6/26/22		250,000	234,659
Deere & Co.
2.600%, 6/8/22		250,000	237,539
Dover Corp.
5.450%, 3/15/18		150,000	170,506
Eaton Corp.
2.750%, 11/2/22§		250,000	231,584
Harsco Corp.
2.700%, 10/15/15		100,000	100,670
Illinois Tool Works, Inc.
6.250%, 4/1/19		100,000	120,522
Kennametal, Inc.
3.875%, 2/15/22		118,000	114,191
Pall Corp.
5.000%, 6/15/20		100,000	107,411
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.875%, 8/1/20§		850,000	886,125
Xylem, Inc.
3.550%, 9/20/16		150,000	157,622

			2,360,829

Marine (0.0%)
American Commercial Lines LLC
10.750%, 2/27/20		425,000	405,875

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15		55,000	56,144
Equifax, Inc.
4.450%, 12/1/14		100,000	103,886
Verisk Analytics, Inc.
5.800%, 5/1/21		100,000	110,375

			270,405

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	$200,000	$221,617
Canadian National Railway Co.
5.550%, 3/1/19	350,000	406,217
Canadian Pacific Railway Co.
7.250%, 5/15/19	45,000	55,393
CSX Corp.
7.900%, 5/1/17	250,000	301,161
7.375%, 2/1/19	200,000	244,273
Kansas City Southern de Mexico S.A. de C.V.
2.350%, 5/15/20§	100,000	96,746
Norfolk Southern Corp.
7.700%, 5/15/17	200,000	241,637
5.750%, 4/1/18	100,000	115,668
2.903%, 2/15/23	150,000	142,123
Ryder System, Inc.
7.200%, 9/1/15	100,000	111,173
3.600%, 3/1/16	100,000	103,994
Union Pacific Corp.
5.700%, 8/15/18	200,000	232,005
6.125%, 2/15/20	100,000	120,148

		2,392,155

Trading Companies & Distributors (0.2%)
Doric Nimrod Air One Ltd.
Series 2012-1A 5.125%, 11/30/24§	193,935	199,754
GATX Corp.
3.500%, 7/15/16	150,000	156,753
4.850%, 6/1/21	100,000	107,175
International Lease Finance Corp.
5.875%, 4/1/19	1,000,000	1,010,000
Shale-Inland Holdings LLC/Shale-Inland Finance Corp.
8.750%, 11/15/19§	1,075,000	1,107,250

		2,580,932

Total Industrials		34,524,813

Information Technology (1.8%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16	400,000	446,440
4.950%, 2/15/19	500,000	568,400
Harris Corp.
6.375%, 6/15/19	100,000	113,339
Motorola Solutions, Inc.
6.000%, 11/15/17	100,000	113,792

		1,241,971

Computers & Peripherals (0.3%)
Apple, Inc.
0.450%, 5/3/16	150,000	148,367
1.000%, 5/3/18	350,000	334,110
2.400%, 5/3/23	500,000	462,300
Dell, Inc.
2.300%, 9/10/15	200,000	199,263
EMC Corp.
1.875%, 6/1/18	100,000	98,500
2.650%, 6/1/20	250,000	246,300

3.375%, 6/1/23	$300,000	$292,847
Hewlett-Packard Co.
2.350%, 3/15/15	300,000	304,625
5.500%, 3/1/18	200,000	222,032
3.750%, 12/1/20	250,000	241,800
4.375%, 9/15/21	300,000	295,359
4.650%, 12/9/21	250,000	251,357
Oberthur Technologies
6.252%, 3/30/19§	920,375	912,322

		4,009,182

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.375%, 11/1/15	150,000	155,044
Avnet, Inc.
6.000%, 9/1/15	100,000	108,335
5.875%, 6/15/20	100,000	106,356
Corning, Inc.
1.450%, 11/15/17	100,000	98,176
Ingram Micro, Inc.
5.000%, 8/10/22	100,000	99,118
Kemet Corp.
10.500%, 5/1/18	170,000	172,975

		740,004

Internet Software & Services (0.2%)
eBay, Inc.
3.250%, 10/15/20	100,000	103,205
2.600%, 7/15/22	100,000	91,910
Endurance International Group
10.250%, 4/30/20	1,550,000	1,557,750
Google, Inc.
2.125%, 5/19/16	100,000	103,573
3.625%, 5/19/21	100,000	104,470

		1,960,908

IT Services (0.3%)
Computer Sciences Corp.
6.500%, 3/15/18	210,000	234,150
First Data Corp.
6.750%, 11/1/20§	625,000	635,156
Fiserv, Inc.
3.125%, 10/1/15	200,000	208,297
6.800%, 11/20/17	100,000	116,323
IBM Corp.
1.625%, 5/15/20	100,000	93,256
International Business Machines Corp.
0.450%, 5/6/16	100,000	98,118
5.700%, 9/14/17	800,000	927,147
1.250%, 2/8/18	200,000	194,587
1.875%, 8/1/22	250,000	223,100
SAIC, Inc.
4.450%, 12/1/20	100,000	103,005
Western Union Co.
5.930%, 10/1/16	250,000	277,105

		3,110,244

Office Electronics (0.1%)
CDW LLC/CDW Finance Corp.
8.000%, 12/15/18	675,000	732,375

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)

Xerox Corp.
6.350%, 5/15/18		$250,000	$285,660
5.625%, 12/15/19		100,000	110,803

			1,128,838

Semiconductors & Semiconductor Equipment (0.1%)
Analog Devices, Inc.
3.000%, 4/15/16		100,000	104,809
Broadcom Corp.
2.500%, 8/15/22		100,000	93,305
Intel Corp.
1.950%, 10/1/16		100,000	102,477
1.350%, 12/15/17		200,000	194,620
3.300%, 10/1/21		254,000	253,441
2.700%, 12/15/22		250,000	231,950
KLA-Tencor Corp.
6.900%, 5/1/18		43,000	49,990
National Semiconductor Corp.
3.950%, 4/15/15		100,000	105,654
Texas Instruments, Inc.
2.375%, 5/16/16		100,000	103,430
1.650%, 8/3/19		100,000	99,995

			1,339,671

Software (0.6%)
Adobe Systems, Inc.
3.250%, 2/1/15		150,000	155,543
BMC Software, Inc.
4.250%, 2/15/22		25,000	25,075
4.500%, 12/1/22		100,000	100,322
CA, Inc.
6.125%, 12/1/14		200,000	213,988
Infor US, Inc.
10.000%, 4/1/19	EUR	1,225,000	1,722,083
ION Trading Technologies Ltd.
Term Loan 8.250%, 5/21/21		$1,050,000	1,043,438
Microsoft Corp.
4.200%, 6/1/19§		350,000	391,164
Misys plc
7.250%, 12/20/19		1,240,625	1,244,890
Nuance Communications, Inc.
5.375%, 8/15/20§		850,000	830,875
Oracle Corp.
5.250%, 1/15/16		450,000	497,475
5.750%, 4/15/18		550,000	639,375
2.500%, 10/15/22		250,000	230,932

			7,095,160

Total Information Technology			20,625,978

Materials (2.0%)
Chemicals (1.0%)
Agrium, Inc.
3.150%, 10/1/22		100,000	93,640
Air Products and Chemicals, Inc.
4.375%, 8/21/19		100,000	110,414
Airgas, Inc.
3.250%, 10/1/15		100,000	104,341
Arysta LifeScience Corp.
Term Loan 8.250%, 11/30/20		675,000	670,781

Cabot Corp.
5.000%, 10/1/16		$100,000	$109,954
Dow Chemical Co.
2.500%, 2/15/16		100,000	102,942
8.550%, 5/15/19		250,000	317,409
4.250%, 11/15/20		250,000	260,850
4.125%, 11/15/21		100,000	102,326
3.000%, 11/15/22		250,000	230,557
E.I. du Pont de Nemours & Co.
3.250%, 1/15/15		200,000	207,706
5.250%, 12/15/16		100,000	112,778
6.000%, 7/15/18		250,000	293,683
3.625%, 1/15/21		200,000	208,033
2.800%, 2/15/23		250,000	238,189
Eastman Chemical Co.
2.400%, 6/1/17		150,000	150,334
5.500%, 11/15/19		100,000	112,348
Ecolab, Inc.
1.000%, 8/9/15		94,000	93,725
4.350%, 12/8/21		200,000	210,039
Hexion US Finance Corp.
6.625%, 4/15/20		400,000	398,000
Methanex Corp.
3.250%, 12/15/19		60,000	58,088
Momentive Performance Materials, Inc.
8.875%, 10/15/20		650,000	676,000
Monsanto Co.
5.125%, 4/15/18		100,000	113,627
Orion Engineered Carbons Finance & Co. SCA
9.250%, 8/1/19 PIK§		975,000	975,000
Oxea Finance/Cy S.C.A.
9.500%, 7/15/17§		321,000	343,871
9.625%, 7/15/17§	EUR	643,031	898,731
PetroLogistics LP/PetroLogistics Finance Corp.
6.250%, 4/1/20§		$825,000	792,000
Phibro Animal Health Corp.
9.250%, 7/1/18§		750,000	806,250
Potash Corp. of Saskatchewan, Inc.
6.500%, 5/15/19		100,000	119,144
PPG Industries, Inc.
1.900%, 1/15/16		150,000	152,832
6.650%, 3/15/18		150,000	177,727
Praxair, Inc.
4.625%, 3/30/15		200,000	213,363
4.500%, 8/15/19		100,000	111,160
3.000%, 9/1/21		100,000	98,378
2.200%, 8/15/22		100,000	90,826
2.700%, 2/21/23		150,000	142,499
Reichhold Industries, Inc.
9.000%, 5/8/17 PIK§		598,387	451,782
RPM International, Inc.
6.125%, 10/15/19		100,000	113,955
Sherwin-Williams Co.
3.125%, 12/15/14		100,000	103,304
TPC Group, Inc.
8.750%, 12/15/20§		675,000	690,188
Valspar Corp.
7.250%, 6/15/19		100,000	118,712

			11,375,486

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)

Containers & Packaging (0.1%)
Bemis Co., Inc.
6.800%, 8/1/19		$150,000	$177,960
Viskase Cos., Inc.
9.875%, 1/15/18§		650,000	687,375

			865,335

Metals & Mining (0.8%)
Alcoa, Inc.
6.750%, 7/15/18		200,000	218,720
6.150%, 8/15/20		150,000	153,090
5.400%, 4/15/21		100,000	97,040
Aleris International, Inc.
7.875%, 11/1/20		1,075,000	1,093,812
Allegheny Technologies, Inc.
9.375%, 6/1/19		100,000	123,057
ArcelorMittal S.A.
10.350%, 6/1/19		425,000	502,562
Barminco Finance Pty Ltd.
9.000%, 6/1/18§		750,000	654,375
Barrick Gold Corp.
2.900%, 5/30/16		200,000	197,277
6.950%, 4/1/19		100,000	106,076
4.100%, 5/1/23§		100,000	84,715
Barrick North America Finance LLC
4.400%, 5/30/21		200,000	178,749
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19		300,000	357,615
3.250%, 11/21/21		250,000	243,758
Cliffs Natural Resources, Inc.
3.950%, 1/15/18		150,000	142,740
4.800%, 10/1/20		55,000	49,580
CSN Islands XI Corp.
6.875%, 9/21/19§		200,000	202,640
FMG Resources Pty Ltd.
8.250%, 11/1/19§		625,000	642,187
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 3/1/22		250,000	227,478
3.875%, 3/15/23§		250,000	226,000
Goldcorp, Inc.
3.700%, 3/15/23		100,000	87,942
Newmont Mining Corp.
3.500%, 3/15/22		250,000	213,274
Nucor Corp.
5.750%, 12/1/17		100,000	114,326
5.850%, 6/1/18		100,000	116,339
Reliance Steel & Aluminum Co.
4.500%, 4/15/23		100,000	93,638
Rio Tinto Alcan, Inc.
5.000%, 6/1/15 (b)		400,000	428,000
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19		350,000	452,571
4.125%, 5/20/21		250,000	252,468
Rio Tinto Finance USA plc
1.625%, 8/21/17		100,000	97,647
2.875%, 8/21/22		100,000	91,624
Southern Copper Corp.
5.375%, 4/16/20		135,000	140,306
Teck Resources Ltd.
4.500%, 1/15/21		100,000	99,000
3.750%, 2/1/23		200,000	182,000

Thompson Creek Metals Co., Inc.
12.500%, 5/1/19		$500,000	$490,000
Vale Overseas Ltd.
6.250%, 1/11/16		300,000	330,549
4.625%, 9/15/20		200,000	197,492

			8,888,647

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21		200,000	196,406
International Paper Co.
5.300%, 4/1/15		100,000	106,700
9.375%, 5/15/19		300,000	391,520
4.750%, 2/15/22		100,000	104,507

			799,133

Total Materials			21,928,601

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.
5.100%, 9/15/14		200,000	210,060
2.500%, 8/15/15		500,000	513,000
5.625%, 6/15/16		200,000	223,820
1.700%, 6/1/17		500,000	495,479
5.500%, 2/1/18		300,000	343,874
4.450%, 5/15/21		500,000	538,400
BellSouth Corp.
5.200%, 9/15/14		300,000	315,365
British Telecommunications plc
5.950%, 1/15/18		200,000	229,538
CenturyLink, Inc.
Series T 5.800%, 3/15/22		550,000	541,750
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14		150,000	156,000
6.750%, 8/20/18		150,000	180,532
France Telecom S.A.
4.375%, 7/8/14		200,000	205,980
2.750%, 9/14/16		100,000	102,399
5.375%, 7/8/19		200,000	220,055
Level 3 Financing, Inc.
10.000%, 2/1/18		600,000	646,500
8.125%, 7/1/19		400,000	421,000
7.000%, 6/1/20		350,000	350,000
Lynx I Corp.
6.000%, 4/15/21§	GBP	900,000	1,357,274
PAETEC Holding Corp.
9.875%, 12/1/18		$1,200,000	1,330,320
Qwest Corp.
6.750%, 12/1/21		200,000	224,113
Telecom Italia Capital S.A.
5.250%, 10/1/15		100,000	104,900
7.175%, 6/18/19		200,000	222,011
Telefonica Emisiones S.A.U.
6.421%, 6/20/16		300,000	329,595
5.877%, 7/15/19		145,000	156,644
5.462%, 2/16/21		300,000	310,447
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19		100,000	107,609

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Verizon Communications, Inc.
5.550%, 2/15/16	$600,000	$664,680
5.500%, 2/15/18	300,000	339,249
6.350%, 4/1/19	400,000	471,720
4.600%, 4/1/21	300,000	322,680
Virgin Media Secured Finance plc
5.250%, 1/15/21	100,000	100,000
Zayo Group LLC/Zayo Capital, Inc.
10.125%, 7/1/20	1,150,000	1,276,500

		13,011,494

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
3.625%, 3/30/15	100,000	104,123
2.375%, 9/8/16	300,000	303,909
5.000%, 3/30/20	1,000,000	1,065,250
Cellco Partnership/Verizon Wireless Capital LLC
8.500%, 11/15/18	200,000	260,085
Rogers Communications, Inc.
7.500%, 3/15/15	200,000	222,417
6.800%, 8/15/18	150,000	180,535
Vodafone Group plc
0.900%, 2/19/16	100,000	98,300
5.625%, 2/27/17	200,000	221,980
5.450%, 6/10/19	200,000	225,332
2.500%, 9/26/22	200,000	177,525
2.950%, 2/19/23	250,000	230,375
Term Loan
6.875%, 8/11/15	1,000,000	1,025,000
6.875%, 8/17/15	107,527	110,216

		4,225,047

Total Telecommunication Services		17,236,541

Utilities (1.9%)
Electric Utilities (0.9%)
American Electric Power Co., Inc.
2.950%, 12/15/22	150,000	139,693
Commonwealth Edison Co.
4.000%, 8/1/20	160,000	170,636
Connecticut Light & Power Co.
5.650%, 5/1/18	100,000	116,877
Duke Energy Carolinas LLC
7.000%, 11/15/18	100,000	124,317
4.300%, 6/15/20	250,000	271,827
Duke Energy Corp.
3.350%, 4/1/15	100,000	104,303
5.050%, 9/15/19	150,000	166,245
3.050%, 8/15/22	100,000	94,757
Duke Energy Florida, Inc.
4.550%, 4/1/20	25,000	28,015
Duke Energy Progress, Inc.
5.300%, 1/15/19	200,000	230,193
Entergy Arkansas, Inc.
3.750%, 2/15/21	200,000	208,411
Entergy Corp.
5.125%, 9/15/20	100,000	104,255
Entergy Texas, Inc.
7.125%, 2/1/19	100,000	120,683

Exelon Corp.
4.900%, 6/15/15	$200,000	$214,028
FirstEnergy Corp.
4.250%, 3/15/23	200,000	185,787
Georgia Power Co.
2.850%, 5/15/22	250,000	239,176
Hydro-Quebec
2.000%, 6/30/16	350,000	359,855
Jersey Central Power & Light Co.
7.350%, 2/1/19	100,000	121,964
Kansas City Power & Light Co.
5.850%, 6/15/17	100,000	109,856
6.375%, 3/1/18	100,000	112,559
Korea Electric Power Corp.
3.000%, 10/5/15§	2,000,000	2,053,400
LG&E and KU Energy LLC
2.125%, 11/15/15	100,000	102,262
3.750%, 11/15/20	150,000	152,731
MidAmerican Energy Co.
4.650%, 10/1/14	200,000	209,355
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	150,000	174,382
Nevada Power Co.
6.500%, 8/1/18	200,000	240,002
NextEra Energy Capital Holdings, Inc.
1.200%, 6/1/15	150,000	149,959
7.875%, 12/15/15	100,000	116,195
6.000%, 3/1/19	100,000	115,032
Northern States Power Co.
1.950%, 8/15/15	100,000	102,401
Ohio Power Co.
6.050%, 5/1/18	200,000	233,511
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	200,000	240,796
Pacific Gas & Electric Co.
3.500%, 10/1/20	250,000	258,685
Peco Energy Co.
5.000%, 10/1/14	100,000	105,136
5.350%, 3/1/18	100,000	118,195
Progress Energy, Inc.
5.625%, 1/15/16	100,000	110,403
7.050%, 3/15/19	100,000	121,491
3.150%, 4/1/22	250,000	238,307
Public Service Co. of Colorado
3.200%, 11/15/20	150,000	153,532
Public Service Co. of Oklahoma
4.400%, 2/1/21	100,000	106,580
Public Service Electric & Gas Co.
3.500%, 8/15/20	100,000	103,919
Sierra Pacific Power Co.
Series M 6.000%, 5/15/16	100,000	113,525
Southern California Edison Co.
3.875%, 6/1/21	100,000	107,118
Southwestern Electric Power Co. Series E 5.550%, 1/15/17	120,000	134,737
Tampa Electric Co.
6.100%, 5/15/18	100,000	119,052
Virginia Electric & Power Co.
5.400%, 1/15/16	100,000	110,531
2.750%, 3/15/23	150,000	142,110

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

Series A 5.000%, 6/30/19	$165,000	$189,547
Wisconsin Electric Power Co.
4.250%, 12/15/19	150,000	164,646
2.950%, 9/15/21	100,000	100,078
Wisconsin Power & Light Co.
5.000%, 7/15/19	50,000	57,213
Xcel Energy, Inc.
0.750%, 5/9/16	200,000	197,958
4.700%, 5/15/20	100,000	110,937

		9,977,163

Gas Utilities (0.3%)
AGL Capital Corp.
3.500%, 9/15/21	250,000	253,940
Atmos Energy Corp.
8.500%, 3/15/19	100,000	131,635
Boardwalk Pipelines LP
5.750%, 9/15/19	200,000	221,693
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	100,000	108,863
DCP Midstream Operating LP
3.875%, 3/15/23	100,000	93,790
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	475,000	534,375
LBC Tank Terminals Holding Netherlands B.V.
6.875%, 5/15/23§	500,000	494,375
NGPL PipeCo LLC
7.119%, 12/15/17§	350,000	338,625
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	150,000	177,518
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.400%, 6/15/21	150,000	157,456
Star Gas Partners LP/Star Gas Finance Co.
8.875%, 12/1/17	575,000	582,187

		3,094,457

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	100,000	109,210
Exelon Generation Co. LLC
6.200%, 10/1/17	100,000	114,198
NRG Energy, Inc.
7.625%, 1/15/18	500,000	535,000
PPL Energy Supply LLC
6.500%, 5/1/18	100,000	115,935
PSEG Power LLC
5.125%, 4/15/20	200,000	218,924
Tennessee Valley Authority
5.500%, 7/18/17	550,000	638,764
3.875%, 2/15/21	1,000,000	1,094,028
TransAlta Corp.
4.750%, 1/15/15	100,000	104,457

		2,930,516

Multi-Utilities (0.5%)
CenterPoint Energy, Inc.
5.950%, 2/1/17	$100,000	$113,036
Consolidated Edison Co. of New York, Inc.
6.650%, 4/1/19	100,000	122,176
Series 04-A 4.700%, 2/1/14	2,900,000	2,966,442
Series 08-A 5.850%, 4/1/18	300,000	351,294
Consumers Energy Co.
6.700%, 9/15/19	250,000	310,891
Dominion Resources, Inc.
5.150%, 7/15/15	200,000	216,626
8.875%, 1/15/19	200,000	260,983
DTE Energy Co.
6.350%, 6/1/16	100,000	113,619
National Grid plc
6.300%, 8/1/16	100,000	113,734
NiSource Finance Corp.
6.400%, 3/15/18	100,000	116,323
5.450%, 9/15/20	100,000	109,291
NSTAR LLC
4.500%, 11/15/19	150,000	172,072
SCANA Corp.
6.250%, 4/1/20	100,000	110,581
Sempra Energy
6.500%, 6/1/16	60,000	68,814
6.150%, 6/15/18	100,000	117,313
2.875%, 10/1/22	63,000	58,591

		5,321,786

Total Utilities		21,323,922

Total Corporate Bonds		394,687,171

Government Securities (67.1%)
Agency CMO (9.5%)
Federal Home Loan Mortgage Corp.
4.879% 5/19/17	1,200,000	1,319,055
Federal National Mortgage Association
4.500% 10/1/29	759,580	804,413
4.500% 2/1/30	155,137	164,293
4.500% 9/1/30	18,807	20,129
4.500% 4/1/38	513,838	544,167
4.500% 3/1/39	2,746,548	2,908,659
4.500% 4/1/39	718,074	760,457
4.500% 5/1/39	2,316,023	2,459,960
4.500% 6/1/39	606,323	642,111
4.000% 12/1/39	601,873	627,664
4.000% 8/1/40	531,337	554,105
4.500% 8/1/40	383,849	406,505
4.000% 9/1/40	1,027,583	1,071,616
4.500% 2/1/41	458,598	485,953
4.500% 4/1/41	432,028	457,798
4.500% 5/1/41	678,450	718,926
4.500% 6/1/41	675,221	715,919
4.000% 9/1/41	603,984	629,866
4.000% 5/1/42	1,661,978	1,733,196
4.500% 9/1/42	504,651	534,438
3.000% 7/25/28 TBA	2,000,000	2,058,125
5.000% 8/25/40 TBA	6,000,000	6,451,406

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)

5.000% 7/25/43 TBA		$48,000,000	$51,675,000
3.000% 8/25/43 TBA		6,000,000	5,851,407
4.000% 8/25/43 TBA		11,000,000	11,432,695
4.500% 8/25/43 TBA		7,000,000	7,396,484
Government National Mortgage Association
3.000% 7/15/43 TBA		4,000,000	3,957,500

			106,381,847

Foreign Governments (2.8%)
Canadian Government Bond
2.375% 9/10/14		350,000	358,198
0.875% 2/14/17		300,000	298,516
Development Bank of Japan
5.125% 2/1/17		200,000	227,475
Eksportfinans ASA
1.600% 3/20/14	JPY	1,000,000	9,968
3.000% 11/17/14		$200,000	200,000
2.000% 9/15/15 (b)		400,000	384,000
2.375% 5/25/16		200,000	191,700
5.500% 5/25/16		100,000	104,125
5.500% 6/26/17		100,000	103,500
Export Development Canada
2.250% 5/28/15		450,000	464,988
1.250% 10/26/16		200,000	201,975
Export-Import Bank of Korea
4.125% 9/9/15		150,000	157,769
1.750% 2/27/18		200,000	188,718
4.000% 1/29/21		600,000	595,956
4.375% 9/15/21		200,000	200,938
5.000% 4/11/22		250,000	264,650
Federative Republic of Brazil
8.000% 1/15/18		305,556	345,278
5.875% 1/15/19		300,000	341,700
8.875% 10/14/19		100,000	131,500
4.875% 1/22/21		250,000	265,000
FMS Wertmanagement AoeR
1.000% 11/21/17		200,000	195,404
Italy Buoni Poliennali Del Tesoro
4.000% 2/1/37	EUR	100,000	116,435
Japan Finance Corp.
2.500% 1/21/16		$500,000	521,033
2.250% 7/13/16		500,000	519,058
Japan Finance Organization for Municipalities
5.000% 5/16/17		300,000	339,952
4.000% 1/13/21		100,000	109,386
Korea Development Bank
3.250% 3/9/16		500,000	514,950
Korea Finance Corp.
4.625% 11/16/21		250,000	254,698
Province of British Columbia
2.850% 6/15/15		400,000	417,867
2.000% 10/23/22		150,000	139,888
Province of Manitoba
4.900% 12/6/16		400,000	449,072
Province of Nova Scotia
5.125% 1/26/17		250,000	282,703
Province of Ontario
2.950% 2/5/15		250,000	259,445
1.875% 9/15/15		650,000	666,339
4.950% 11/28/16		550,000	619,478

1.100% 10/25/17		$200,000	$196,220
1.650% 9/27/19		300,000	288,745
4.000% 10/7/19		600,000	658,858
2.450% 6/29/22		200,000	192,088
Province of Quebec
4.600% 5/26/15		150,000	161,155
4.625% 5/14/18		200,000	225,458
3.500% 7/29/20		200,000	210,758
Republic of Chile
3.875% 8/5/20		200,000	208,500
Republic of Colombia
8.250% 12/22/14		500,000	550,000
4.375% 7/12/21		350,000	362,250
Republic of Italy
4.500% 1/21/15		500,000	520,505
5.250% 9/20/16		630,000	679,107
Republic of Korea
5.750% 4/16/14		1,400,000	1,450,260
7.125% 4/16/19		1,850,000	2,251,432
Republic of Panama
5.200% 1/30/20		200,000	218,000
Republic of Peru
8.375% 5/3/16		100,000	116,250
7.125% 3/30/19		100,000	120,000
Republic of Philippines
4.000% 1/15/21		750,000	791,250
Republic of Poland
6.375% 7/15/19		500,000	584,125
Republic of South Africa
6.875% 5/27/19		250,000	286,250
5.500% 3/9/20		250,000	267,812
Republic of Turkey
7.500% 7/14/17		1,100,000	1,267,750
3.250% 3/23/23		750,000	657,188
State of Israel
5.500% 11/9/16		100,000	111,750
5.125% 3/26/19		200,000	224,500
Svensk Exportkredit AB
3.250% 9/16/14		300,000	309,911
5.125% 3/1/17		200,000	227,138
United Kingdom Gilt
1.750% 9/7/22	GBP	4,700,000	6,742,861
United Mexican States
5.625% 1/15/17		$350,000	388,500
3.625% 3/15/22		1,274,000	1,254,890

			31,965,173

Municipal Bonds (1.3%)
Board of Regents of the University of Texas System , Revenue Bonds, Series 2009B 6.276% 8/15/41		2,900,000	3,270,388
City of New York, General Obligation Bonds, Series 2010H-1 6.246% 6/1/35		1,200,000	1,373,340
Colorado Metro Wastewater Reclamation District, Sewer Improvement Bonds, Revenue Bonds, Series 2009B 4.718% 4/1/19		1,000,000	1,119,240

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010C 6.628% 7/1/40	$500,000	$553,575
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A 2.995% 7/1/20	250,000	234,260
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Series 2010A-2 5.854% 1/15/30	1,500,000	1,669,830
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2009B 6.875% 12/15/39	1,000,000	1,110,720
New York & New Jersey Port Authority, Revenue Bonds, Series 2010 5.647% 11/1/40	700,000	768,810
Northern California Power Agency, Lodi Energy Center, Revenue Bonds, Series 2010B 7.311% 6/1/40	1,000,000	1,163,890
State of California, Various Purposes, General Obligation Bonds
3.950% 11/1/15	400,000	428,420
State of Illinois, General Obligation Bonds, Series 2010 4.421% 1/1/15	100,000	104,119
State of Illinois, General Obligation Bonds, Series 2011 5.665% 3/1/18	500,000	547,910
State of Texas Transportation Commission, Highway Fund First Tier, Revenue Bonds, Series 2010B 5.028% 4/1/26	1,800,000	2,038,302

		14,382,804

Supranational (1.6%)
African Development Bank
2.500% 3/15/16	150,000	156,989
Asian Development Bank
4.250% 10/20/14	250,000	262,525
0.500% 8/17/15	250,000	249,839
2.500% 3/15/16	250,000	262,061
0.500% 6/20/16	250,000	246,783
5.500% 6/27/16	250,000	284,785
1.875% 10/23/18	250,000	252,446
1.750% 3/21/19	100,000	99,787
1.375% 3/23/20	150,000	143,346

Corp. Andina de Fomento
3.750% 1/15/16	$250,000	$261,245
8.125% 6/4/19	250,000	316,033
Council of Europe Development Bank
2.625% 2/16/16	400,000	418,273
1.500% 6/19/17	200,000	201,691
European Bank for Reconstruction & Development
1.625% 9/3/15	250,000	255,489
1.375% 10/20/16	250,000	253,835
0.750% 9/1/17	250,000	244,002
1.000% 6/15/18	150,000	145,840
European Investment Bank
1.125% 8/15/14	1,000,000	1,007,342
2.875% 1/15/15	500,000	517,874
2.750% 3/23/15	500,000	518,716
4.875% 2/16/16	1,100,000	1,214,863
2.125% 7/15/16	1,000,000	1,033,732
0.500% 8/15/16	750,000	737,741
4.875% 1/17/17	550,000	619,512
1.125% 9/15/17	750,000	738,210
1.000% 12/15/17	200,000	194,618
1.000% 6/15/18	500,000	479,734
2.875% 9/15/20	500,000	507,850
4.000% 2/16/21	200,000	217,428
Inter-American Development Bank
5.125% 9/13/16	280,000	316,592
1.375% 10/18/16	250,000	253,097
4.250% 9/10/18	500,000	564,360
3.875% 2/14/20	500,000	555,552
International Bank for Reconstruction & Development
1.125% 8/25/14	500,000	504,246
2.375% 5/26/15	500,000	517,516
2.125% 3/15/16	1,000,000	1,036,555
0.500% 4/15/16	400,000	396,938
0.875% 4/17/17	500,000	493,579
International Finance Corp.
2.250% 4/11/16	500,000	520,310
2.125% 11/17/17	250,000	257,861
0.875% 6/15/18	250,000	241,759
Nordic Investment Bank
0.500% 4/14/16	200,000	198,634
5.000% 2/1/17	250,000	284,857
0.750% 1/17/18	200,000	194,346
North American Development Bank
2.400% 10/26/22	150,000	137,234

		18,316,025

U.S. Government Agencies (4.9%)
Federal Farm Credit Bank
1.500% 11/16/15	1,000,000	1,018,425
0.450% 7/12/16	500,000	491,706
4.875% 1/17/17	700,000	796,753
Federal Home Loan Bank
5.500% 8/13/14	850,000	900,239
1.630% 8/20/15	400,000	409,677
0.500% 11/20/15	250,000	248,922
5.375% 5/18/16	1,000,000	1,131,127
5.625% 6/13/16	1,150,000	1,296,921
4.750% 12/16/16	1,250,000	1,416,307

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

1.000% 6/21/17	$400,000	$395,105
5.000% 11/17/17	1,250,000	1,442,820
1.875% 3/8/19	500,000	502,636
Federal Home Loan Mortgage Corp.
5.000% 7/15/14	680,000	713,910
3.000% 7/28/14	350,000	360,450
1.000% 8/27/14	500,000	504,297
0.750% 11/25/14	500,000	503,233
0.800% 1/13/15	100,000	100,329
4.500% 1/15/15	1,000,000	1,064,574
0.500% 2/5/15	500,000	500,202
2.875% 2/9/15	1,500,000	1,561,205
0.550% 2/27/15	500,000	501,029
0.420% 6/19/15	500,000	499,703
0.500% 8/28/15	300,000	299,994
1.750% 9/10/15	750,000	770,392
0.500% 9/25/15	900,000	899,544
0.500% 10/9/15	667,000	666,345
4.750% 11/17/15	1,000,000	1,100,744
0.450% 11/24/15	750,000	747,851
0.500% 11/27/15	350,000	349,003
0.850% 2/24/16	500,000	500,801
5.125% 10/18/16	1,000,000	1,140,708
2.250% 1/23/17	200,000	202,003
5.000% 4/18/17	300,000	343,718
1.000% 6/29/17	500,000	495,471
2.000% 7/17/17	500,000	500,427
5.500% 8/23/17	450,000	525,174
1.000% 9/29/17	750,000	736,529
0.750% 1/12/18	1,000,000	968,797
0.875% 3/7/18	1,000,000	961,614
1.750% 5/30/19	1,000,000	989,710
2.000% 7/30/19	100,000	98,493
1.250% 8/1/19	500,000	476,905
3.000% 8/8/19	500,000	501,186
1.250% 10/2/19	500,000	475,636
2.375% 1/13/22	1,000,000	967,717
Federal National Mortgage Association
3.000% 9/16/14	1,000,000	1,033,375
2.625% 11/20/14	1,000,000	1,032,681
0.550% 2/27/15	300,000	300,618
0.375% 3/16/15	1,000,000	1,000,194
0.375% 3/25/15	200,000	200,034
0.500% 7/2/15	1,000,000	996,531
2.375% 7/28/15	1,200,000	1,247,926
1.875% 9/9/15	250,000	257,455
0.500% 9/28/15	1,200,000	1,194,940
0.480% 10/9/15	1,250,000	1,248,626
1.875% 10/15/15	100,000	102,600
0.375% 12/21/15	500,000	495,663
0.500% 1/29/16	750,000	747,084
5.000% 3/15/16	1,150,000	1,282,358
0.500% 4/25/16	1,000,000	992,225
5.000% 2/13/17	1,000,000	1,144,030
5.000% 5/11/17	1,390,000	1,580,810
5.375% 6/12/17	1,450,000	1,679,603
0.950% 8/23/17	500,000	488,227
0.875% 8/28/17	1,000,000	979,434
1.000% 9/27/17	250,000	243,982
0.875% 10/26/17	500,000	488,374
0.900% 11/7/17	300,000	290,668
1.050% 11/15/17	250,000	243,517

1.000% 12/28/17	$1,000,000	$969,609
0.875% 2/8/18	1,000,000	972,416
1.250% 6/20/18	1,000,000	967,992
1.750% 1/30/19	200,000	195,425
1.700% 10/4/19	200,000	191,532
2.200% 10/25/22	75,000	69,241
2.500% 3/27/23	250,000	234,132
4.500% 6/1/39	797,208	844,262

		54,793,896

U.S. Treasuries (47.0%)
U.S. Treasury Bonds
11.250% 2/15/15	3,930,000	4,626,206
9.250% 2/15/16	3,000,000	3,677,621
7.500% 11/15/16	2,500,000	3,056,352
9.125% 5/15/18	840,000	1,150,167
8.875% 2/15/19	500,000	699,219
8.125% 8/15/19	1,730,000	2,384,787
8.750% 8/15/20	2,880,000	4,204,041
2.000% 1/15/26 TIPS	610,000	825,208
2.375% 1/15/27 TIPS	800,000	1,109,849
1.750% 1/15/28 TIPS	4,400,000	5,470,196
2.500% 1/15/29 TIPS	980,000	1,308,626
3.875% 4/15/29 TIPS	320,000	652,597
0.625% 2/15/43 TIPS	990,000	841,253
U.S. Treasury Notes
0.250% 11/30/13#	5,800,000	5,803,398
1.000% 1/15/14	11,900,000	11,956,247
1.250% 2/15/14#	1,690,000	1,701,658
0.500% 8/15/14	1,000,000	1,003,281
0.250% 8/31/14	5,000,000	5,002,168
2.375% 8/31/14	1,200,000	1,230,084
0.250% 9/30/14	8,000,000	8,002,750
2.375% 9/30/14	8,000,000	8,214,406
0.500% 10/15/14	8,000,000	8,028,687
0.250% 10/31/14	9,000,000	9,003,375
4.250% 11/15/14	2,700,000	2,848,479
0.250% 11/30/14	2,500,000	2,500,557
0.125% 12/31/14	5,000,000	4,990,938
2.625% 12/31/14	8,500,000	8,801,285
0.250% 1/31/15	5,000,000	4,998,965
2.250% 1/31/15	5,500,000	5,671,273
0.250% 2/15/15	2,500,000	2,498,535
4.000% 2/15/15	2,410,000	2,554,421
0.250% 2/28/15	2,500,000	2,498,144
2.375% 2/28/15	5,000,000	5,172,793
0.375% 3/15/15	3,000,000	3,003,516
0.250% 3/31/15	2,500,000	2,497,236
2.500% 3/31/15	4,000,000	4,152,297
0.375% 4/15/15	2,000,000	2,001,766
0.125% 4/30/15	3,000,000	2,988,621
2.500% 4/30/15	9,000,000	9,354,727
0.250% 5/15/15	2,000,000	1,996,719
4.125% 5/15/15	2,000,000	2,141,086
0.250% 5/31/15	3,300,000	3,294,199
2.125% 5/31/15	2,200,000	2,274,560
0.375% 6/15/15	3,000,000	3,000,891
0.375% 6/30/15	3,250,000	3,251,396
1.875% 6/30/15	8,550,000	8,806,567
0.250% 7/15/15	5,000,000	4,986,446
0.250% 8/15/15	1,750,000	1,743,985
4.250% 8/15/15	2,790,000	3,017,036

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

0.250% 9/15/15	$2,000,000	$1,991,953
1.250% 9/30/15	6,450,000	6,567,309
0.250% 10/15/15	1,750,000	1,742,139
1.250% 10/31/15	5,000,000	5,092,031
0.375% 11/15/15	4,000,000	3,991,062
1.375% 11/30/15	8,150,000	8,323,442
0.250% 12/15/15	3,000,000	2,981,859
0.375% 1/15/16	3,000,000	2,989,172
0.375% 2/15/16	3,250,000	3,235,349
4.500% 2/15/16	2,000,000	2,205,469
2.625% 2/29/16	4,000,000	4,218,938
0.375% 3/15/16	2,500,000	2,486,738
2.375% 3/31/16	3,000,000	3,146,695
0.250% 4/15/16	3,000,000	2,971,266
0.250% 5/15/16	2,500,000	2,473,535
5.125% 5/15/16	3,350,000	3,778,879
3.250% 6/30/16	3,000,000	3,229,195
3.125% 10/31/16	5,400,000	5,809,218
0.875% 12/31/16	4,000,000	3,997,594
3.250% 12/31/16	2,350,000	2,542,957
3.125% 1/31/17	2,200,000	2,373,250
4.625% 2/15/17	4,450,000	5,038,234
0.875% 2/28/17	3,500,000	3,491,277
3.000% 2/28/17	4,300,000	4,619,913
1.000% 3/31/17	3,000,000	3,002,859
3.250% 3/31/17	2,400,000	2,601,750
3.125% 4/30/17	1,000,000	1,079,766
4.500% 5/15/17	2,000,000	2,265,109
2.750% 5/31/17	3,000,000	3,198,727
2.375% 7/31/17	3,000,000	3,153,750
4.750% 8/15/17	2,600,000	2,984,272
0.625% 8/31/17	3,000,000	2,938,406
1.875% 8/31/17	3,500,000	3,606,067
1.875% 9/30/17	3,200,000	3,295,000
0.750% 10/31/17	2,500,000	2,452,930
1.875% 10/31/17	2,000,000	2,057,828
0.625% 11/30/17	3,000,000	2,924,602
2.250% 11/30/17	1,150,000	1,201,651
0.750% 12/31/17	2,400,000	2,347,875
2.625% 1/31/18	2,500,000	2,653,144
3.500% 2/15/18	2,500,000	2,751,074
0.750% 2/28/18	2,500,000	2,438,770
2.625% 4/30/18	3,000,000	3,181,852
2.375% 5/31/18	3,000,000	3,145,219
2.250% 7/31/18	2,000,000	2,083,078
4.000% 8/15/18	550,000	621,070
1.500% 8/31/18	2,000,000	2,005,578
1.375% 9/30/18	4,500,000	4,480,313
3.750% 11/15/18	5,110,000	5,712,381
1.375% 12/31/18	4,000,000	3,966,844
2.750% 2/15/19	5,600,000	5,960,675
1.500% 3/31/19	6,500,000	6,464,351
1.250% 4/30/19	2,000,000	1,958,359
3.125% 5/15/19	5,650,000	6,131,265
1.000% 6/30/19	5,000,000	4,806,367
0.875% 7/31/19	1,500,000	1,428,762
3.625% 8/15/19	2,000,000	2,227,703
1.250% 10/31/19	1,000,000	969,953
1.125% 12/31/19	2,000,000	1,916,266
3.625% 2/15/20	6,000,000	6,693,047
1.250% 2/29/20	2,500,000	2,406,719
1.125% 3/31/20	2,500,000	2,382,031

3.500% 5/15/20	$4,000,000	$4,425,438
2.625% 8/15/20	6,850,000	7,158,036
2.625% 11/15/20	6,000,000	6,251,672
3.625% 2/15/21	5,000,000	5,557,343
3.125% 5/15/21	5,000,000	5,369,024
2.125% 8/15/21	5,750,000	5,726,281
2.000% 11/15/21	4,700,000	4,618,558
2.000% 2/15/22	4,850,000	4,743,451
1.750% 5/15/22	2,000,000	1,907,047
1.625% 8/15/22	4,300,000	4,034,273
1.625% 11/15/22	15,800,000	14,748,930
2.000% 2/15/23	63,800,000	61,399,525
1.750% 5/15/23	7,900,000	7,398,721

		529,129,800

Total Government Securities		754,969,545

Total Long-Term Debt Securities (104.9%) (Cost $1,159,481,359)		1,179,728,490

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Financials (0.2%)
Consumer Finance (0.2%)
Ally Financial, Inc.
7.300%	52,000	1,302,600
7.350%	26,000	654,940

Total Preferred Stocks (0.2%) (Cost $1,770,600)		1,957,540

COMMON STOCK:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
General Maritime Corp.*(b)†	1,166	15,304

Total Common Stocks (0.0%) (Cost $—)		15,304

WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
General Maritime Corp., expiring 5/17/17*(b)†	1,803	—

Total Energy		—

Industrials (0.1%)
Marine (0.1%)
Horizon Lines, Inc., expiring 12/31/16*(b)†	14,763,286	797,217

Total Industrials		797,217

Total Warrants (0.1%) (Cost $1,447,432)		797,217

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.0%)
Itau Unibanco Holding S.A.
0.00%, 10/31/13	$400,000	$397,994

Commercial Paper (0.1%)
Daimler Finance N.A. LLC
0.40%, 10/15/13§	1,500,000	1,498,228

Government Securities (0.8%)
U.S. Treasury Bills
0.03%, 8/8/13 (p)	4,800,000	4,799,848
0.03%, 8/22/13 (p)	3,900,000	3,899,818
0.02%, 9/5/13 (p)	300,000	299,986

Total Government Securities		8,999,652

Time Deposit (0.5%)
Banco do Brasil S.A.
2.52%, 2/14/14	5,600,000	5,598,555

Total Short-Term Investments (1.4%) (Cost $16,492,906)		16,494,429

Total Investments Before Options Written (106.6%) (Cost $1,179,192,297)		1,198,992,980

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Option Written (0.0%)
10 Year U.S. Treasury Notes August 2013 @ $133.00*(b)	(18)	(562)

Put Option Written (0.0%)
10 Year U.S. Treasury Notes August 2013 @ $129.00*	(18)	(50,344)

Total Options Written (0.0%) (Premiums Received $15,681)		(50,906)

Total Investments after Options Written (106.6%) (Cost $1,179,176,616)		1,198,942,074
Other Assets Less Liabilities (-6.6%)		(74,058,103)

Net Assets (100%)		$1,124,883,971

*	Non-income producing.
†	Securities (totaling $6,925,483 or 0.60% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2013, the market value of these securities amounted to $105,298,333 or 9.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $636,413.
(b)	Illiquid security
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2013.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2013, the market value of these securities amounted to $1,775,240 or 0.2% of net assets.
(p)	Yield to maturity.

Glossary:

AUD	— Australian Dollar
CMO	— Collateralized Mortgage Obligation
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
PIK	— Payment-in Kind Security
TBA	— To Be Announced; Security is subject to delayed delivery
TIPS	— Treasury Inflation Protected Security

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
10 Year Australian Bonds	154	September-13	$17,080,341	$16,674,131	$(406,210)

Sales
5 Year U.S. Treasury Notes	568	September-13	$69,626,002	$68,754,625	$871,377

					$465,167

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 7/10/13	Barclays Bank plc	323	$295,222	$304,681	$(9,459)
Australian Dollar vs. U.S. Dollar, expiring 8/1/13	Bank of America	334	304,765	310,876	(6,111)
Brazilian Real vs. U.S. Dollar, expiring 8/2/13	Barclays Bank plc	46	20,369	21,000	(631)
Brazilian Real vs. U.S. Dollar, expiring 8/2/13	Citibank N.A.	65	29,050	30,000	(950)
Brazilian Real vs. U.S. Dollar, expiring 8/2/13	Morgan Stanley	2,634	1,171,905	1,290,577	(118,672)
Chinese Renminbi vs. U.S. Dollar, expiring 11/25/13	Bank of America	32,689	5,273,880	5,219,000	54,880
European Union Euro vs. U.S. Dollar, expiring 9/17/13	Royal Bank of Canada	4,328	5,635,498	5,769,790	(134,292)
Japanese Yen vs. U.S. Dollar, expiring 7/18/13	Citibank N.A.	121,600	1,226,122	1,225,794	328

					$(214,907)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 8/1/13	Bank of America	229	$217,268	$208,956	$8,312
Australian Dollar vs. U.S. Dollar, expiring 8/1/13	Barclays Bank plc	335	306,940	305,677	1,263
Australian Dollar vs. U.S. Dollar, expiring 8/1/13	HSBC Bank plc	393	362,895	358,601	4,294
Australian Dollar vs. U.S. Dollar, expiring 8/1/13	JPMorgan Chase Bank	177	163,298	161,507	1,791
Australian Dollar vs. U.S. Dollar, expiring 8/1/13	Westpac Banking Corp.	3,275	3,074,242	2,988,339	85,903
British Pound vs. U.S. Dollar, expiring 8/6/13	JPMorgan Chase Bank	950	1,476,076	1,444,549	31,527
British Pound vs. U.S. Dollar, expiring 8/8/13	JPMorgan Chase Bank	300	466,069	456,167	9,902
British Pound vs. U.S. Dollar, expiring 9/12/13	HSBC Bank plc	4,704	7,218,905	7,151,035	67,870
Chinese Renminbi vs. U.S. Dollar, expiring 11/25/13	HSBC Bank plc	32,689	5,175,208	5,273,880	(98,672)
European Union Euro vs. U.S. Dollar, expiring 7/1/13	JPMorgan Chase Bank	700	922,251	911,155	11,096
European Union Euro vs. U.S. Dollar, expiring 7/1/13	JPMorgan Chase Bank	125	163,627	162,707	920
European Union Euro vs. U.S. Dollar, expiring 8/23/13	JPMorgan Chase Bank	750	969,479	976,462	(6,983)
European Union Euro vs. U.S. Dollar, expiring 8/23/13	JPMorgan Chase Bank	3,275	4,349,243	4,263,884	85,359
European Union Euro vs. U.S. Dollar, expiring 9/17/13	Bank of America	7,408	9,783,494	9,645,972	137,522
European Union Euro vs. U.S. Dollar, expiring 9/25/13	JPMorgan Chase Bank	800	1,042,930	1,041,720	1,210
Japanese Yen vs. U.S. Dollar, expiring 7/18/13	HSBC Bank plc	246,000	2,422,292	2,480,476	(58,184)

					$283,130

					$68,223

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Options Written:

Options written through the six months ended June 30, 2013 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2013	–	$–
Options Written	36	15,681
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - June 30, 2013	36	$15,681

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (b)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$1,529,194	$4,207,791	$5,736,985
Non-Agency CMO	—	23,764,102	—	23,764,102
Common Stocks
Energy	—	—	15,304	15,304
Convertible Bonds
Energy	—	570,687	—	570,687
Corporate Bonds
Consumer Discretionary	—	36,873,149	1,905,171	38,778,320
Consumer Staples	—	28,222,256	—	28,222,256
Energy	—	34,821,601	—	34,821,601
Financials	—	142,212,465	—	142,212,465
Health Care	—	35,012,674	—	35,012,674
Industrials	—	34,524,813	—	34,524,813
Information Technology	—	20,625,978	—	20,625,978
Materials	—	21,928,601	—	21,928,601
Telecommunication Services	—	17,236,541	—	17,236,541
Utilities	—	21,323,922	—	21,323,922
Forward Currency Contracts	—	502,177	—	502,177
Futures	871,377	—	—	871,377
Government Securities
Agency CMO	—	106,381,847	—	106,381,847
Foreign Governments	—	31,965,173	—	31,965,173
Municipal Bonds	—	14,382,804	—	14,382,804
Supranational	—	18,316,025	—	18,316,025
U.S. Government Agencies	—	54,793,896	—	54,793,896
U.S. Treasuries	—	529,129,800	—	529,129,800
Preferred Stocks
Financials	1,957,540	—	—	1,957,540

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (b)	Total
Short-Term Investments	$—	$16,494,429	$—	$16,494,429
Warrants
Energy	—	—	—	—
Industrials	—	—	797,217	797,217

Total Assets	$2,828,917	$1,190,612,134	$6,925,483	$1,200,366,534

Liabilities:
Forward Currency Contracts	$—	$(433,954)	$—	$(433,954)
Futures	(406,210)	—	—	(406,210)
Options Written
Call Options Written	(562)	—	—	(562)
Put Options Written	(50,344)	—	—	(50,344)

Total Liabilities	$(457,116)	$(433,954)	$—	$(891,070)

Total	$2,371,801	$1,190,178,180	$6,925,483	$1,199,475,464

(a)	A security with a market value of $1,001,000 transferred from Level 3 to Level 2 since the beginning of the period due to security being currently priced by third party pricing vendor.
(b)	Securities with a market value of $2,087,014 transferred from Level 2 to Level 3 since the beginning of the period due to securities currently being fair valued.

Fair Values of Derivative Instruments as of June 30, 2013:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$874,999	*
Foreign exchange contracts	Receivables	502,177
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$1,377,176

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$(445,057	)*
Foreign exchange contracts	Payables	(433,954)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(879,011)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six-months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$512,869	$—	$—	$512,869
Foreign exchange contracts	—	—	769,395	—	769,395
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$512,869	$769,395	$—	$1,282,264

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$(35,225)	$430,318	$—	$—	$395,093
Foreign exchange contracts	—	—	281,138	—	281,138
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$(35,225)	$430,318	$281,138	$—	$676,231

^ This Portfolio held forward foreign currency, futures, and options contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $40,001,000, futures contracts and option contracts with an average notional balance of approximately $51,195,000 and $38,000, respectively, for the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Bank of America
Forward foreign currency contracts	$200,714	$(6,111)	$—	$194,603
Barclays Bank plc
Forward foreign currency contracts	1,263	(10,090)	—	(8,827)
Citibank N.A.
Forward foreign currency contracts	328	(950)	—	(622)
Goldman Sachs Group, Inc.
Futures contracts	95,870	—	—	95,870
Options written	—	(50,906)	—	(50,906)
HSBC Bank plc
Forward foreign currency contracts	72,164	(156,856)	—	(84,692)
JPMorgan Chase Bank
Forward foreign currency contracts	141,805	(6,983)	—	134,822
Morgan Stanley
Forward foreign currency contracts	—	(118,672)	—	(118,672)
Royal Bank of Canada
Forward foreign currency contracts	—	(134,292)	—	(134,292)
Westpac Banking Corp.
Forward foreign currency contracts	85,903	—	—	85,903

Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$598,047	$(484,860)	$—	$113,187

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$937,259,903
Long-term U.S. government debt securities	194,138,347

$1,131,398,250

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$941,146,433
Long-term U.S. government debt securities	195,828,578

$1,136,975,011

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,647,984
Aggregate gross unrealized depreciation	(16,432,309)

Net unrealized appreciation	$19,215,675

Federal income tax cost of investments	$1,179,777,305

The Portfolio has a net capital loss carryforward of $518,894,758 of which $11,527,132 expires in the year 2016 and $507,367,626 expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $1,179,192,297)	$1,198,992,980
Cash	7,858,016
Foreign cash (Cost $157,290)	154,485
Cash held as collateral at broker	240,000
Receivable for forward commitments	37,035,664
Dividends, interest and other receivables	9,548,392
Receivable for securities sold	9,199,352
Unrealized appreciation on forward foreign currency contracts	502,177
Receivable from Separate Accounts for Trust shares sold	197,293
Due from broker for futures variation margin	95,870
Other assets	9,133

Total assets	1,263,833,362

LIABILITIES
Payable for forward commitments	126,232,813
Payable for securities purchased	10,252,705
Payable to Separate Accounts for Trust shares redeemed	812,539
Investment management fees payable	504,310
Unrealized depreciation on forward foreign currency contracts	433,954
Administrative fees payable	157,270
Distribution fees payable - Class B	143,507
Payable for return of cash collateral on forward commitments	135,000
Options written, at value (Premiums received $15,681)	50,906
Distribution fees payable - Class A	40,958
Trustees’ fees payable	27,191
Accrued expenses	158,238

Total liabilities	138,949,391

NET ASSETS	$1,124,883,971

Net assets were comprised of:
Paid in capital	$1,609,743,095
Accumulated undistributed net investment income (loss)	11,772,395
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(516,918,214)
Net unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	20,286,695

Net assets	$1,124,883,971

Class A
Net asset value, offering and redemption price per share, $196,806,029 / 49,518,574 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.97

Class B
Net asset value, offering and redemption price per share, $683,799,748 / 172,852,882 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.96

Class K
Net asset value, offering and redemption price per share, $244,278,194 / 61,385,890 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.98

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$17,516,770
Dividends	70,960

Total income	17,587,730

EXPENSES
Investment management fees	3,134,612
Distribution fees - Class B	904,392
Administrative fees	894,010
Distribution fees - Class A	254,766
Custodian fees	56,928
Printing and mailing expenses	55,695
Professional fees	42,807
Trustees’ fees	12,493
Miscellaneous	41,436

Total expenses	5,397,139

NET INVESTMENT INCOME (LOSS)	12,190,591

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	2,961,657
Futures	512,869
Foreign currency transactions	760,347
Securities sold short	16,973

Net realized gain (loss)	4,251,846

Change in unrealized appreciation (depreciation) on:
Securities	(34,851,615)
Futures	430,318
Foreign currency translations	263,867
Options written	(35,225)

Net change in unrealized appreciation (depreciation)	(34,192,655)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(29,940,809)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(17,750,218)

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,190,591	$27,743,574
Net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	4,251,846	28,132,539
Net change in unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	(34,192,655)	8,038,979

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(17,750,218)	63,915,092

DIVIDENDS:
Dividends from net investment income
Class A	—	(4,811,257)
Class B	—	(16,973,153)
Class K	—	(6,028,649)

TOTAL DIVIDENDS	—	(27,813,059)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,620,620 and 3,778,448 shares, respectively ]	6,554,321	15,254,352
Capital shares issued in reinvestment of dividends [ 0 and 1,193,889 shares, respectively ]	—	4,811,257
Capital shares repurchased [ (3,837,192) and (8,607,307) shares, respectively ]	(15,523,023)	(34,806,305)

Total Class A transactions	(8,968,702)	(14,740,696)

Class B
Capital shares sold [ 9,398,971 and 26,257,877 shares, respectively ]	37,865,394	105,606,174
Capital shares issued in reinvestment of dividends [ 0 and 4,231,414 shares, respectively ]	—	16,973,153
Capital shares repurchased [ (20,905,614) and (27,119,770) shares, respectively ]	(84,135,368)	(109,062,309)

Total Class B transactions	(46,269,974)	13,517,018

Class K
Capital shares sold [ 7,550,251 and 13,579,832 shares, respectively ]	30,560,637	54,566,783
Capital shares issued in reinvestment of dividends [ 0 and 1,496,058 shares, respectively ]	—	6,028,649
Capital shares repurchased [ (4,741,162) and (152,873,264) shares, respectively ]	(19,186,854)	(603,857,711)

Total Class K transactions	11,373,783	(543,262,279)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(43,864,893)	(544,485,957)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(61,615,111)	(508,383,924)
NET ASSETS:
Beginning of period	1,186,499,082	1,694,883,006

End of period (a)	$1,124,883,971	$1,186,499,082

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$11,772,395	$(418,196)

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
		2012	2011	2010	2009	2008
Net asset value, beginning of period	$4.04	$3.92	$3.88	$3.74	$3.56	$5.34

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.09 (e)	0.11 (e)	0.13 (e)	0.18 (e)	0.44 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(0.11)	0.12	0.10	0.12	0.18	(1.72)

Total from investment operations	(0.07)	0.21	0.21	0.25	0.36	(1.28)

Less distributions:
Dividends from net investment income	—	(0.09)	(0.17)	(0.11)	(0.18)	(0.50)

Net asset value, end of period	$3.97	$4.04	$3.92	$3.88	$3.74	$3.56

Total return (b)	(1.73)%	5.49%	5.35%	6.79%	10.09%	(23.39)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$196,806	$208,917	$217,288	$1,731,954	$911,802	$682,451
Ratio of expenses to average net assets (a)	0.97%	0.98%	0.69%	0.70%	0.74%	0.76%
Ratio of net investment income (loss) to average net assets (a)	2.03%	2.25%	2.67%	3.20%	4.72%	8.81%
Portfolio turnover rate	92%	204%	186%	261%	371%	155%

Class B	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
		2012	2011	2010		2009		2008
Net asset value, beginning of period	$4.02	$3.91	$3.87	$3.72		$3.55		$5.32

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.09 (e)	0.10 (e)	0.12	(e)	0.17	(e)	0.42 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(0.10)	0.11	0.10	0.13		0.17		(1.70)

Total from investment operations	(0.06)	0.20	0.20	0.25		0.34		(1.28)

Less distributions:
Dividends from net investment income	—	(0.09)	(0.16)	(0.10)		(0.17)		(0.49)

Net asset value, end of period	$3.96	$4.02	$3.91	$3.87		$3.72		$3.55

Total return (b)	(1.49)%	5.23%	5.08%	6.82%		9.53%		(23.55)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$683,800	$741,031	$706,955	$716,263		$670,375		$623,307
Ratio of expenses to average net assets (a)	0.97%	0.98%	0.94%	0.95	%(c)	0.99	%(c)	1.01%
Ratio of net investment income (loss) to average net assets (a)	2.03%	2.25%	2.48%	2.99%		4.62%		8.46%
Portfolio turnover rate	92%	204%	186%	261%		371%		155%

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$4.04	$3.92	$4.05

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.10 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(0.11)	0.13	—

Total from investment operations	(0.06)	0.23	0.04

Less distributions:
Dividends from net investment income	—	(0.11)	(0.17)

Net asset value, end of period	$3.98	$4.04	$3.92

Total return (b)	(1.49)%	5.75%	0.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$244,278	$236,550	$770,640
Ratio of expenses to average net assets (a)	0.72%	0.73%	0.69%
Ratio of net investment income (loss) to average net assets (a)	2.28%	2.53%	2.90%
Portfolio turnover rate	92%	204%	186%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Information Technology	22.0%
Consumer Discretionary	16.8
Health Care	14.6
Industrials	10.9
Financials	4.2
Energy	3.9
Materials	3.7
Consumer Staples	2.7
Telecommunication Services	0.3
Utilities	0.0 #
Cash and Other	20.9

100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class A
Actual	$1,000.00	$1,200.70	$7.10
Hypothetical (5% average return before expenses)	1,000.00	1,018.35	6.51
Class B
Actual	1,000.00	1,201.40	7.10
Hypothetical (5% average return before expenses)	1,000.00	1,018.35	6.51
Class K
Actual	1,000.00	1,202.60	5.74
Hypothetical (5% average return before expenses)	1,000.00	1,019.59	5.26

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.30%, 1.30% and 1.05%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (16.8%)
Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.*	10,970	$204,371
Cooper Tire & Rubber Co.	1,765	58,545
Dana Holding Corp.	2,883	55,527
Dorman Products, Inc.	5,947	271,362
Drew Industries, Inc.	5,369	211,109
Gentherm, Inc.*	175,497	3,258,979
Standard Motor Products, Inc.	3,330	114,352
Stoneridge, Inc.*	5,620	65,417
Tenneco, Inc.*	14,322	648,500
Tower International, Inc.*	1,492	29,527

		4,917,689

Automobiles (0.0%)
Winnebago Industries, Inc.*	6,578	138,072

Distributors (0.1%)
Core-Mark Holding Co., Inc.	372	23,622
Pool Corp.	10,973	575,095
Weyco Group, Inc.	149	3,755

		602,472

Diversified Consumer Services (0.8%)
American Public Education, Inc.*	4,155	154,400
Ascent Capital Group, Inc., Class A*	432	33,726
Bright Horizons Family Solutions, Inc.*	2,786	96,702
Capella Education Co.*	2,609	108,665
Carriage Services, Inc.	3,664	62,105
Coinstar, Inc.*	6,618	388,278
Education Management Corp.*	5,589	31,410
Grand Canyon Education, Inc.*	10,681	344,249
Hillenbrand, Inc.	12,942	306,855
ITT Educational Services, Inc.*	5,469	133,444
JTH Holding, Inc., Class A*	919	14,934
K12, Inc.*	6,403	168,207
LifeLock, Inc.*	125,413	1,468,586
Lincoln Educational Services Corp.	1,664	8,769
Mac-Gray Corp.	428	6,078
Matthews International Corp., Class A	2,882	108,651
Sotheby’s, Inc.	16,057	608,721
Steiner Leisure Ltd.*	1,112	58,780
Stewart Enterprises, Inc., Class A	15,427	201,939
Strayer Education, Inc.	2,546	124,321

		4,428,820

Hotels, Restaurants & Leisure (5.8%)
AFC Enterprises, Inc.*	5,630	202,342
Ameristar Casinos, Inc.	6,745	177,326
Bally Technologies, Inc.*	58,500	3,300,570
BJ’s Restaurants, Inc.*	5,807	215,440
Bloomin’ Brands, Inc.*	12,997	323,365
Bob Evans Farms, Inc.	736	34,577
Boyd Gaming Corp.*	13,314	150,448
Bravo Brio Restaurant Group, Inc.*	4,300	76,626
Buffalo Wild Wings, Inc.*	4,413	433,180

Caesars Entertainment Corp.*	7,784	$106,641
CEC Entertainment, Inc.	4,189	171,917
Cheesecake Factory, Inc.	12,548	525,636
Churchill Downs, Inc.	3,221	253,976
Chuy’s Holdings, Inc.*	32,399	1,242,178
Cracker Barrel Old Country Store, Inc.	4,625	437,803
Del Frisco’s Restaurant Group, Inc.*	40,073	857,963
Denny’s Corp.*	16,803	94,433
DineEquity, Inc.	2,046	140,908
Diversified Restaurant Holdings, Inc.*	402,165	3,201,233
Dunkin’ Brands Group, Inc.	39,028	1,671,179
Einstein Noah Restaurant Group, Inc.	1,296	18,403
Fiesta Restaurant Group, Inc.*	220,971	7,599,192
Ignite Restaurant Group, Inc.*	1,681	31,720
Interval Leisure Group, Inc.	9,288	185,017
Jack in the Box, Inc.*	8,356	328,307
Jamba, Inc.*	3,861	57,651
Krispy Kreme Doughnuts, Inc.*	175,592	3,064,080
Life Time Fitness, Inc.*	5,345	267,838
Monarch Casino & Resort, Inc.*	1,061	17,888
Morgans Hotel Group Co.*	2,681	21,609
Multimedia Games Holding Co., Inc.*	47,673	1,242,835
Nathan’s Famous, Inc.*	667	34,851
Noodles & Co.*	3,800	139,650
Papa John’s International, Inc.*	3,772	246,576
Pinnacle Entertainment, Inc.*	12,707	249,947
Red Robin Gourmet Burgers, Inc.*	2,905	160,298
Ruth’s Hospitality Group, Inc.	8,470	102,233
Scientific Games Corp., Class A*	8,350	93,938
SHFL Entertainment, Inc.*	13,271	235,029
Sonic Corp.*	77,305	1,125,561
Texas Roadhouse, Inc.	14,699	367,769
Vail Resorts, Inc.	53,295	3,278,708

		32,486,841

Household Durables (1.9%)
American Greetings Corp., Class A	424	7,725
Beazer Homes USA, Inc.*	3,318	58,131
Blyth, Inc.	2,269	31,675
Cavco Industries, Inc.*	1,484	74,868
Ethan Allen Interiors, Inc.	5,026	144,749
EveryWare Global, Inc.*	228,940	2,779,333
Hovnanian Enterprises, Inc., Class A*	18,776	105,333
iRobot Corp.*	63,929	2,542,456
KB Home	19,661	385,945
La-Z-Boy, Inc.	3,222	65,310
Libbey, Inc.*	4,910	117,693
M.D.C. Holdings, Inc.	1,840	59,818
M/I Homes, Inc.*	1,595	36,621
Meritage Homes Corp.*	7,009	303,910
Ryland Group, Inc.	10,848	435,005
SodaStream International Ltd.*	13,623	989,711
Tempur Sealy International, Inc.*	62,500	2,743,750

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

TRI Pointe Homes, Inc.*	305	$5,057
Universal Electronics, Inc.*	331	9,311
William Lyon Homes, Class A*	3,223	81,252

		10,977,653

Internet & Catalog Retail (1.9%)
1-800-FLOWERS.COM, Inc., Class A*	4,606	28,511
Blue Nile, Inc.*	76,616	2,894,553
Groupon, Inc.*	305,400	2,595,901
HSN, Inc.	7,970	428,148
MakeMyTrip Ltd.*	70,662	1,008,347
Nutrisystem, Inc.	6,776	79,821
Ocado Group plc*	443,530	2,012,293
Orbitz Worldwide, Inc.*	5,799	46,566
Overstock.com, Inc.*	37,744	1,064,381
Peixe Urbano, Inc. (ADR)*(b)†	10,195	16,898
PetMed Express, Inc.	4,762	60,001
Shutterfly, Inc.*	8,932	498,316
Valuevision Media, Inc., Class A*	8,028	41,023
Vitacost.com, Inc.*	5,134	43,382

		10,818,141

Leisure Equipment & Products (0.2%)
Arctic Cat, Inc.	3,118	140,248
Brunswick Corp.	20,153	643,887
Marine Products Corp.	2,349	18,839
Nautilus, Inc.*	7,269	63,168
Smith & Wesson Holding Corp.*	15,124	150,938
Sturm Ruger & Co., Inc.	4,552	218,678

		1,235,758

Media (1.2%)
Aimia, Inc.	80,626	1,206,668
Arbitron, Inc.	6,318	293,471
Belo Corp., Class A	8,090	112,856
Carmike Cinemas, Inc.*	1,204	23,309
Crown Media Holdings, Inc., Class A*	1,466	3,621
Cumulus Media, Inc., Class A*	13,731	46,548
Entravision Communications Corp., Class A	108,856	669,464
Fisher Communications, Inc.	2,071	85,077
Global Sources Ltd.*	742	4,979
Gray Television, Inc.*	816	5,875
Hemisphere Media Group, Inc.*	1,997	27,359
Legendary Pictures, Inc. (ADR)*(b)†	577	825,673
LIN TV Corp., Class A*	4,149	63,480
Loral Space & Communications, Inc.	3,069	184,079
McClatchy Co., Class A*	11,319	25,807
MDC Partners, Inc., Class A	2,057	37,108
Morningstar, Inc.	20,675	1,603,967
National CineMedia, Inc.	4,036	68,168
Nexstar Broadcasting Group, Inc., Class A	33,839	1,199,931
ReachLocal, Inc.*	2,541	31,153
Rentrak Corp.*	2,275	45,659
Saga Communications, Inc., Class A	314	14,416
Sinclair Broadcast Group, Inc., Class A	16,105	473,165

World Wrestling Entertainment, Inc., Class A	824	$8,495

		7,060,328

Multiline Retail (0.0%)
Bon-Ton Stores, Inc.	2,967	53,554
Gordmans Stores, Inc.*	560	7,622

		61,176

Specialty Retail (3.5%)
Aeropostale, Inc.*	18,458	254,720
America’s Car-Mart, Inc.*	1,454	62,871
ANN, Inc.*	11,098	368,454
Asbury Automotive Group, Inc.*	20,619	826,822
Barnes & Noble, Inc.*	608	9,704
Big 5 Sporting Goods Corp.	3,937	86,417
Brown Shoe Co., Inc.	6,288	135,381
Buckle, Inc.	6,572	341,875
Cato Corp., Class A	1,325	33,072
Children’s Place Retail Stores, Inc.*	1,851	101,435
Christopher & Banks Corp.*	686,089	4,624,241
Citi Trends, Inc.*	37,867	550,208
Conn’s, Inc.*	5,280	273,293
Destination Maternity Corp.	2,830	69,618
Express, Inc.*	20,087	421,224
Finish Line, Inc., Class A	3,961	86,587
Five Below, Inc.*	70,411	2,588,308
Francesca’s Holdings Corp.*	10,346	287,515
Genesco, Inc.*	4,068	272,515
Haverty Furniture Cos., Inc.	1,079	24,828
Hibbett Sports, Inc.*	6,116	339,438
Jos. A. Bank Clothiers, Inc.*	977	40,370
Kirkland’s, Inc.*	177,605	3,063,686
Lithia Motors, Inc., Class A	15,736	838,886
Lumber Liquidators Holdings, Inc.*	6,467	503,585
MarineMax, Inc.*	18,263	206,920
Mattress Firm Holding Corp.*	3,154	127,106
Monro Muffler Brake, Inc.	7,367	353,984
New York & Co., Inc.*	4,250	26,988
Office Depot, Inc.*	14,458	55,952
Pacific Sunwear of California, Inc.*	9,514	34,726
Penske Automotive Group, Inc.	2,238	68,349
Pier 1 Imports, Inc.	22,316	524,203
Restoration Hardware Holdings, Inc.*	4,159	311,925
rue21, Inc.*	3,453	143,679
Sears Hometown and Outlet Stores, Inc.*	1,310	57,273
Select Comfort Corp.*	12,318	308,689
Sonic Automotive, Inc., Class A	2,335	49,362
Stein Mart, Inc.	3,426	46,765
Tile Shop Holdings, Inc.*	12,064	349,373
Tilly’s, Inc., Class A*	2,092	33,472
Vitamin Shoppe, Inc.*	7,140	320,158
Wet Seal, Inc., Class A*	20,862	98,260
Winmark Corp.	509	33,019
Zumiez, Inc.*	4,971	142,916

		19,498,172

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Textiles, Apparel & Luxury Goods (0.5%)
Crocs, Inc.*	17,933	$295,895
Culp, Inc.	1,645	28,607
G-III Apparel Group Ltd.*	2,986	143,686
Iconix Brand Group, Inc.*	6,249	183,783
Movado Group, Inc.	213	7,206
Oxford Industries, Inc.	3,173	197,995
Quiksilver, Inc.*	22,766	146,613
R.G. Barry Corp.	231	3,751
Steven Madden Ltd.*	9,440	456,707
True Religion Apparel, Inc.	5,646	178,752
Tumi Holdings, Inc.*	11,237	269,688
Vera Bradley, Inc.*	5,146	111,462
Wolverine World Wide, Inc.	11,809	644,890

		2,669,035

Total Consumer Discretionary		94,894,157

Consumer Staples (2.7%)
Beverages (0.5%)
Boston Beer Co., Inc., Class A*	13,390	2,284,869
Coca-Cola Bottling Co. Consolidated	1,097	67,082
Craft Brew Alliance, Inc.*	845	6,963
Crimson Wine Group Ltd.*	67,490	574,677
National Beverage Corp.	2,768	48,357

		2,981,948

Food & Staples Retailing (0.9%)
Arden Group, Inc., Class A	266	29,364
Casey’s General Stores, Inc.	9,031	543,305
Chefs’ Warehouse, Inc.*	3,248	55,866
Fairway Group Holdings Corp.*	54,925	1,327,537
Harris Teeter Supermarkets, Inc.	1,338	62,699
Natural Grocers by Vitamin Cottage, Inc.*	38,291	1,187,021
Pantry, Inc.*	413	5,030
Pricesmart, Inc.	4,446	389,603
Rite Aid Corp.*	104,308	298,321
SUPERVALU, Inc.*	35,550	221,121
Susser Holdings Corp.*	4,241	203,059
United Natural Foods, Inc.*	11,606	626,608
Village Super Market, Inc., Class A	938	31,038

		4,980,572

Food Products (1.0%)
Alico, Inc.	578	23,184
Annie’s, Inc.*	48,432	2,069,985
B&G Foods, Inc.	12,446	423,786
Boulder Brands, Inc.*	13,196	159,012
Calavo Growers, Inc.	2,887	78,498
Cal-Maine Foods, Inc.	2,983	138,739
Darling International, Inc.*	7,462	139,241
Farmer Bros Co.*	1,336	18,784
Hain Celestial Group, Inc.*	9,038	587,199
Inventure Foods, Inc.*	3,290	27,504
J&J Snack Foods Corp.	3,517	273,623
Lancaster Colony Corp.	4,355	339,646
Lifeway Foods, Inc.	1,112	19,304
Limoneira Co.	2,379	49,317
Omega Protein Corp.*	386	3,466

Pilgrim’s Pride Corp.*	14,235	$212,671
Sanderson Farms, Inc.	5,416	359,731
Seaboard Corp.	5	13,540
Snyders-Lance, Inc.	1,723	48,950
Tootsie Roll Industries, Inc.	4,336	137,798
TreeHouse Foods, Inc.*	5,562	364,533

		5,488,511

Household Products (0.1%)
Central Garden & Pet Co., Class A*	1,438	9,922
Oil-Dri Corp. of America	237	6,510
Orchids Paper Products Co.	1,210	31,763
Spectrum Brands Holdings, Inc.	5,056	287,535
WD-40 Co.	3,644	198,525

		534,255

Personal Products (0.2%)
Elizabeth Arden, Inc.*	5,118	230,668
Female Health Co.	5,079	50,079
Inter Parfums, Inc.	2,705	77,147
Lifevantage Corp.*	26,521	61,529
Medifast, Inc.*	3,239	83,437
Prestige Brands Holdings, Inc.*	12,018	350,204
Revlon, Inc., Class A*	857	18,905
Star Scientific, Inc.*	39,699	55,182
Synutra International, Inc.*	3,714	18,904
USANA Health Sciences, Inc.*	1,407	101,839

		1,047,894

Tobacco (0.0%)
Vector Group Ltd.	10,343	167,763

Total Consumer Staples		15,200,943

Energy (3.9%)
Energy Equipment & Services (1.7%)
Bristow Group, Inc.	61,700	4,030,245
CARBO Ceramics, Inc.	2,008	135,399
Forum Energy Technologies, Inc.*	4,643	141,286
Geospace Technologies Corp.*	3,044	210,280
Global Geophysical Services, Inc.*	599	2,827
Hornbeck Offshore Services, Inc.*	449	24,022
ION Geophysical Corp.*	6,952	41,851
Lufkin Industries, Inc.	7,986	706,521
Matrix Service Co.*	190,489	2,967,820
Newpark Resources, Inc.*	16,316	179,313
Nuverra Environmental Solutions, Inc.*	2,399	6,957
PHI, Inc. (Non-Voting)*	151	5,179
RigNet, Inc.*	44,953	1,145,402
SEACOR Holdings, Inc.	387	32,140
TGC Industries, Inc.	3,302	27,142

		9,656,384

Oil, Gas & Consumable Fuels (2.2%)
Abraxas Petroleum Corp.*	1,707,783	3,586,343
Adams Resources & Energy, Inc.	54	3,720
Amyris, Inc.*	6,020	17,398

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Apco Oil and Gas International, Inc.*	414	$4,773
Approach Resources, Inc.*	4,612	113,317
Berry Petroleum Co., Class A	3,973	168,137
Bill Barrett Corp.*	3,301	66,746
Bonanza Creek Energy, Inc.*	6,915	245,206
Carrizo Oil & Gas, Inc.*	8,138	230,550
Clean Energy Fuels Corp.*	16,066	212,071
Contango Oil & Gas Co.	587	19,811
Crosstex Energy, Inc.	10,227	202,086
Delek U.S. Holdings, Inc.	5,711	164,363
Diamondback Energy, Inc.*	4,186	139,478
EPL Oil & Gas, Inc.*	2,275	66,794
Evolution Petroleum Corp.*	3,995	43,585
EXCO Resources, Inc.	16,377	125,120
Forest Oil Corp.*	3,625	14,826
FX Energy, Inc.*	12,592	40,420
GasLog Ltd.	92,621	1,185,548
Gastar Exploration Ltd.*	14,388	38,416
Goodrich Petroleum Corp.*	6,195	79,296
Gulfport Energy Corp.*	21,396	1,007,110
Halcon Resources Corp.*	38,176	216,458
Isramco, Inc.*	227	21,152
KiOR, Inc., Class A*	10,207	58,282
Kodiak Oil & Gas Corp.*	62,495	555,581
Magnum Hunter Resources Corp.*	13,153	48,008
Oasis Petroleum, Inc.*	15,464	601,086
Panhandle Oil and Gas, Inc., Class A	1,555	44,318
PetroQuest Energy, Inc.*	12,408	49,136
Quicksilver Resources, Inc.*	4,923	8,271
Renewable Energy Group, Inc.*	57,380	816,517
Rentech, Inc.	40,621	85,304
REX American Resources Corp.*	185	5,322
Rex Energy Corp.*	10,606	186,453
Rosetta Resources, Inc.*	14,379	611,395
Sanchez Energy Corp.*	448	10,286
SemGroup Corp., Class A	9,201	495,566
Solazyme, Inc.*	11,231	131,627
Synergy Resources Corp.*	9,502	69,555
Targa Resources Corp.	7,740	497,914
Triangle Petroleum Corp.*	1,961	13,747
Uranium Energy Corp.*	20,083	35,949
Ur-Energy, Inc.*	5,640	7,558
VAALCO Energy, Inc.*	6,946	39,731
Western Refining, Inc.	7,196	201,992
ZaZa Energy Corp.*	2,889	3,467

		12,589,789

Total Energy		22,246,173

Financials (4.2%)
Capital Markets (1.4%)
BGC Partners, Inc., Class A	29,843	175,775
Cohen & Steers, Inc.	4,439	150,837
Diamond Hill Investment Group, Inc.	656	55,793
Evercore Partners, Inc., Class A	7,430	291,850
Financial Engines, Inc.	38,469	1,753,801
FXCM, Inc., Class A	8,548	140,273
GAMCO Investors, Inc., Class A	1,429	79,181

Greenhill & Co., Inc.	63,451	$2,902,248
Hannon Armstrong Sustainable Infrastructure Capital, Inc.*	3,422	40,653
HFF, Inc., Class A	40,228	714,852
ICG Group, Inc.*	684	7,798
INTL FCStone, Inc.*	993	17,328
Ladenburg Thalmann Financial Services, Inc.*	24,634	40,646
Main Street Capital Corp.	485	13,430
Piper Jaffray Cos., Inc.*	13,211	417,600
Pzena Investment Management, Inc., Class A	2,574	16,782
Silvercrest Asset Management Group, Inc., Class A*	67,200	806,400
Virtus Investment Partners, Inc.*	1,364	240,432
Westwood Holdings Group, Inc.	1,680	72,106
WisdomTree Investments, Inc.*	23,623	273,318

		8,211,103

Commercial Banks (0.3%)
Bank of the Ozarks, Inc.	5,213	225,879
Eagle Bancorp, Inc.*	— @	4
First Financial Bankshares, Inc.	5,011	278,912
Home BancShares, Inc./Arkansas	2,761	71,703
Penns Woods Bancorp, Inc.	90	3,767
Pinnacle Financial Partners, Inc.*	20,229	520,088
SCBT Financial Corp.	187	9,423
Western Alliance Bancorp*	45,510	720,424

		1,830,200

Consumer Finance (0.3%)
Consumer Portfolio Services, Inc.*	2,255	16,552
Credit Acceptance Corp.*	1,679	176,379
Encore Capital Group, Inc.*	4,285	141,876
First Cash Financial Services, Inc.*	6,875	338,319
Netspend Holdings, Inc.*	8,259	131,896
Portfolio Recovery Associates, Inc.*	3,983	611,908
Regional Management Corp.*	673	16,825
World Acceptance Corp.*	2,190	190,399

		1,624,154

Diversified Financial Services (0.4%)
Capitol Acquisition Corp. II*	55,459	556,808
Eurazeo	24,541	1,314,966
MarketAxess Holdings, Inc.	8,838	413,177

		2,284,951

Insurance (0.6%)
Ambac Financial Group, Inc.*	2,183	52,021
American Equity Investment Life Holding Co.	1,135	17,820
American Safety Insurance Holdings Ltd.*	141	4,082
Amtrust Financial Services, Inc.	5,335	190,460
Argo Group International Holdings Ltd.	2,115	89,655
Crawford & Co., Class B	2,166	12,173
Eastern Insurance Holdings, Inc.	230	4,313
eHealth, Inc.*	4,598	104,467

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Employers Holdings, Inc.	3,462	$84,646
Enstar Group Ltd.*	782	103,990
Greenlight Capital Reinsurance Ltd. (NASDAQ Exchange), Class A*	41,804	1,025,451
Greenlight Capital Reinsurance Ltd., Class A*	27,298	669,620
Hallmark Financial Services, Inc.*	357	3,263
HCI Group, Inc.	2,174	66,785
Health Insurance Innovations, Inc., Class A*	1,052	11,067
Hilltop Holdings, Inc.*	44,856	735,637
Infinity Property & Casualty Corp.	1,307	78,106
Maiden Holdings Ltd.	1,448	16,247
Meadowbrook Insurance Group, Inc.	585	4,698
National Interstate Corp.	399	11,671
Tower Group International Ltd.	1,067	21,884
United Fire Group, Inc.	379	9,411
Universal Insurance Holdings, Inc.	965	6,832

		3,324,299

Real Estate Investment Trusts (REITs) (1.0%)
Acadia Realty Trust (REIT)	2,445	60,367
Alexander’s, Inc. (REIT)	499	146,561
American Realty Capital Properties, Inc. (REIT)	6,074	92,689
Aviv REIT, Inc. (REIT)	252	6,373
Coresite Realty Corp. (REIT)	4,866	154,787
DuPont Fabros Technology, Inc. (REIT)	6,409	154,777
EastGroup Properties, Inc. (REIT)	6,678	375,771
GEO Group, Inc. (REIT)	7,351	249,566
Glimcher Realty Trust (REIT)	30,621	334,381
Healthcare Realty Trust, Inc. (REIT)	8,215	209,483
Highwoods Properties, Inc. (REIT)	6,008	213,945
Inland Real Estate Corp. (REIT)	17,121	174,977
Investors Real Estate Trust (REIT)	1,111	9,555
LTC Properties, Inc. (REIT)	7,034	274,678
National Health Investors, Inc. (REIT)	5,809	347,727
Potlatch Corp. (REIT)	9,491	383,816
PS Business Parks, Inc. (REIT)	4,276	308,599
Ryman Hospitality Properties (REIT)	6,722	262,225
Sabra Health Care REIT, Inc. (REIT)	3,583	93,552
Saul Centers, Inc. (REIT)	1,889	83,985
Sovran Self Storage, Inc. (REIT)	6,735	436,361
Strategic Hotels & Resorts, Inc. (REIT)*	35,988	318,854
Sun Communities, Inc. (REIT)	8,468	421,368
UMH Properties, Inc. (REIT)	730	7,497
Universal Health Realty Income Trust (REIT)	2,763	119,168

Urstadt Biddle Properties, Inc. (REIT), Class A	4,417	$89,091
Washington Real Estate Investment Trust (REIT)	4,418	118,888
Winthrop Realty Trust (REIT)	386	4,644
ZAIS Financial Corp. (REIT)	1,123	20,405

		5,474,090

Real Estate Management & Development (0.0%)
Forestar Group, Inc.*	919	18,435
Kennedy-Wilson Holdings, Inc.	1,180	19,635
Tejon Ranch Co.*	3,025	86,183

		124,253

Thrifts & Mortgage Finance (0.2%)
BofI Holding, Inc.*	2,837	129,991
First Federal Bancshares of Arkansas, Inc.*	460	3,634
Home Loan Servicing Solutions Ltd.	13,787	330,475
Meridian Interstate Bancorp, Inc.*	258	4,858
MGIC Investment Corp.*	41,996	254,916
Northfield Bancorp, Inc./New Jersey	2,989	35,031
Oritani Financial Corp.	3,396	53,249
Radian Group, Inc.	11,133	129,365
Roma Financial Corp.*	1,498	27,204
Tree.com, Inc.	928	15,906

		984,629

Total Financials		23,857,679

Health Care (14.6%)
Biotechnology (4.6%)
ACADIA Pharmaceuticals, Inc.*	77,086	1,399,111
Achillion Pharmaceuticals, Inc.*	71,151	582,015
Acorda Therapeutics, Inc.*	9,554	315,186
Aegerion Pharmaceuticals, Inc.*	21,414	1,356,363
Alnylam Pharmaceuticals, Inc.*	12,916	400,525
AMAG Pharmaceuticals, Inc.*	5,063	112,652
Amicus Therapeutics, Inc.*	7,644	17,811
Anacor Pharmaceuticals, Inc.*	5,942	33,216
Arena Pharmaceuticals, Inc.*	45,210	348,117
ArQule, Inc.*	13,310	30,879
Array BioPharma, Inc.*	99,383	451,199
Astex Pharmaceuticals*	3,169	13,025
Biotime, Inc.*	8,440	33,422
Cell Therapeutics, Inc.*	26,303	27,618
Celldex Therapeutics, Inc.*	94,215	1,470,697
Cepheid, Inc.*	15,800	543,836
Chelsea Therapeutics International Ltd.*	15,705	36,122
ChemoCentryx, Inc.*	5,724	80,937
Chimerix, Inc.*	1,969	47,729
Clovis Oncology, Inc.*	3,276	219,426
Coronado Biosciences, Inc.*	5,359	46,087
Curis, Inc.*	14,326	45,700
Cytokinetics, Inc.*	4,644	53,731
Cytori Therapeutics, Inc.*	12,178	28,009
Dendreon Corp.*	37,173	153,153

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Durata Therapeutics, Inc.*	3,065	$22,068
Dyax Corp.*	25,648	88,742
Dynavax Technologies Corp.*	37,229	40,952
Emergent Biosolutions, Inc.*	1,098	15,833
Enanta Pharmaceuticals, Inc.*	829	14,682
Epizyme, Inc.*	1,379	38,791
Exact Sciences Corp.*	15,114	210,236
Exelixis, Inc.*	43,383	196,959
Fibrocell Science, Inc.*	3,870	23,684
Galena Biopharma, Inc.*	19,531	43,359
Genomic Health, Inc.*	21,183	671,713
GTx, Inc.*	6,335	41,811
Halozyme Therapeutics, Inc.*	20,971	166,510
Hyperion Therapeutics, Inc.*	1,965	43,230
Idenix Pharmaceuticals, Inc.*	20,632	74,482
ImmunoGen, Inc.*	15,281	253,512
Immunomedics, Inc.*	16,370	89,053
Infinity Pharmaceuticals, Inc.*	11,263	183,024
Insmed, Inc.*	6,631	79,307
Insys Therapeutics, Inc.*	1,192	16,497
Intercept Pharmaceuticals, Inc.*	24,652	1,105,396
InterMune, Inc.*	17,844	171,659
Ironwood Pharmaceuticals, Inc.*	94,832	943,578
Isis Pharmaceuticals, Inc.*	26,446	710,604
KaloBios Pharmaceuticals, Inc.*	1,695	9,594
Keryx Biopharmaceuticals, Inc.*	116,789	872,414
KYTHERA Biopharmaceuticals, Inc.*	2,385	64,514
Lexicon Pharmaceuticals, Inc.*	49,544	107,510
Ligand Pharmaceuticals, Inc., Class B*	4,204	157,314
MannKind Corp.*	35,044	227,786
MEI Pharma, Inc.*	2,217	15,807
Merrimack Pharmaceuticals, Inc.*	21,294	143,309
MiMedx Group, Inc.*	19,731	139,301
Momenta Pharmaceuticals, Inc.*	9,252	139,335
Nanosphere, Inc.*	9,830	30,178
Neurocrine Biosciences, Inc.*	73,205	979,483
NewLink Genetics Corp.*	4,039	79,649
Novavax, Inc.*	31,143	63,843
NPS Pharmaceuticals, Inc.*	15,284	230,788
OncoGenex Pharmaceutical, Inc.*	3,625	35,525
Opko Health, Inc.*	33,429	237,346
Orexigen Therapeutics, Inc.*	22,246	130,139
Osiris Therapeutics, Inc.*	3,949	39,766
OvaScience, Inc.*	2,068	28,394
PDL BioPharma, Inc.	32,788	253,123
Peregrine Pharmaceuticals, Inc.*	32,163	41,490
Portola Pharmaceuticals, Inc.*	2,270	55,774
Progenics Pharmaceuticals, Inc.*	9,723	43,365
Puma Biotechnology, Inc.*	26,502	1,175,894
Raptor Pharmaceutical Corp.*	68,937	644,561
Receptos, Inc.*	1,342	26,692
Regulus Therapeutics, Inc.*	2,045	20,061
Repligen Corp.*	523,634	4,314,745
Sangamo BioSciences, Inc.*	12,628	98,625
Sarepta Therapeutics, Inc.*	26,275	999,764
SIGA Technologies, Inc.*	8,747	24,841
Stemline Therapeutics, Inc.*	2,142	51,065

Sunesis Pharmaceuticals, Inc.*	7,468	$38,908
Synageva BioPharma Corp.*	4,015	168,630
Synergy Pharmaceuticals, Inc.*	18,884	81,579
Synta Pharmaceuticals Corp.*	9,758	48,692
Tesaro, Inc.*	19,361	633,879
Tetraphase Pharmaceuticals, Inc.*	2,645	18,594
TG Therapeutics, Inc.*	2,975	19,010
Threshold Pharmaceuticals, Inc.*	11,388	59,901
Trius Therapeutics, Inc.*	8,757	71,107
Vanda Pharmaceuticals, Inc.*	6,800	54,944
Verastem, Inc.*	3,341	46,373
Vical, Inc.*	16,295	51,003
XOMA Corp.*	13,120	47,626
ZIOPHARM Oncology, Inc.*	16,565	34,787

		25,949,276

Health Care Equipment & Supplies (2.8%)
Abaxis, Inc.	5,208	247,432
ABIOMED, Inc.*	9,103	196,261
Accuray, Inc.*	17,406	99,910
Align Technology, Inc.*	17,220	637,829
Analogic Corp.	1,305	95,043
Anika Therapeutics, Inc.*	1,686	28,662
Antares Pharma, Inc.*	26,135	108,722
ArthroCare Corp.*	5,442	187,912
AtriCure, Inc.*	4,901	46,560
Atrion Corp.	370	80,923
Biolase, Inc.*	6,773	24,247
Cantel Medical Corp.	5,159	174,735
Cardiovascular Systems, Inc.*	4,916	104,219
Cerus Corp.*	16,386	72,426
CryoLife, Inc.	579	3,625
Cyberonics, Inc.*	6,507	338,104
Cynosure, Inc., Class A*	1,560	40,529
DexCom, Inc.*	58,569	1,314,875
Endologix, Inc.*	43,239	574,214
Exactech, Inc.*	510	10,073
GenMark Diagnostics, Inc.*	6,820	70,519
Globus Medical, Inc., Class A*	12,813	216,027
Haemonetics Corp.*	12,023	497,151
HeartWare International, Inc.*	3,852	366,364
ICU Medical, Inc.*	2,766	199,318
Insulet Corp.*	33,865	1,063,700
Integra LifeSciences Holdings Corp.*	2,564	93,919
MAKO Surgical Corp.*	9,926	119,608
Masimo Corp.	11,475	243,270
Medical Action Industries, Inc.*	1,332	10,256
Meridian Bioscience, Inc.	9,779	210,249
Natus Medical, Inc.*	4,236	57,821
Navidea Biopharmaceuticals, Inc.*	24,173	64,542
Neogen Corp.*	5,629	312,747
Novadaq Technologies, Inc.*	66,566	895,978
NuVasive, Inc.*	2,239	55,505
NxStage Medical, Inc.*	14,040	200,491
PhotoMedex, Inc.*	1,083	17,263
Quidel Corp.*	6,629	169,238
Rochester Medical Corp.*	2,570	37,856
Rockwell Medical, Inc.*	1,609	5,808

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Spectranetics Corp.*	59,046	$1,102,979
STAAR Surgical Co.*	238,074	2,416,452
STERIS Corp.	13,851	593,931
SurModics, Inc.*	3,365	67,334
TearLab Corp.*	100,512	1,067,437
Thoratec Corp.*	13,469	421,714
Unilife Corp.*	21,106	66,906
Utah Medical Products, Inc.	817	44,363
Vascular Solutions, Inc.*	12,751	187,567
Volcano Corp.*	12,849	232,952
West Pharmaceutical Services, Inc.	8,121	570,581
Zeltiq Aesthetics, Inc.*	4,084	26,097

		16,092,244

Health Care Providers & Services (2.5%)
Acadia Healthcare Co., Inc.*	152,985	5,059,213
Accretive Health, Inc.*	13,902	150,281
Addus HomeCare Corp.*	185	3,652
Air Methods Corp.	9,155	310,171
Alliance HealthCare Services, Inc.*	450	7,038
AMN Healthcare Services, Inc.*	10,807	154,756
Amsurg Corp.*	2,204	77,360
Bio-Reference Labs, Inc.*	5,766	165,773
BioScrip, Inc.*	26,699	440,534
Capital Senior Living Corp.*	6,735	160,967
Centene Corp.*	12,784	670,649
Chemed Corp.	4,439	321,517
Chindex International, Inc.*	581	9,424
Corvel Corp.*	2,704	79,146
Emeritus Corp.*	9,487	219,909
Ensign Group, Inc.	4,323	152,256
ExamWorks Group, Inc.*	49,910	1,059,589
Gentiva Health Services, Inc.*	7,314	72,847
Hanger, Inc.*	3,500	110,705
HealthSouth Corp.*	17,194	495,187
Healthways, Inc.*	78,318	1,361,167
IPC The Hospitalist Co., Inc.*	25,286	1,298,689
Landauer, Inc.	2,252	108,794
Molina Healthcare, Inc.*	6,652	247,321
MWI Veterinary Supply, Inc.*	3,011	371,076
National Research Corp., Class A*	643	11,574
National Research Corp., Class B	317	11,076
Owens & Minor, Inc.	3,182	107,647
Providence Service Corp.*	2,491	72,463
Skilled Healthcare Group, Inc., Class A*	4,508	30,113
Team Health Holdings, Inc.*	16,155	663,486
Triple-S Management Corp., Class B*	279	5,990
U.S. Physical Therapy, Inc.	2,848	78,719
Vanguard Health Systems, Inc.*	6,930	143,728

		14,232,817

Health Care Technology (3.0%)
athenahealth, Inc.*	54,753	4,638,674
Computer Programs & Systems, Inc.	2,614	128,452
Greenway Medical Technologies*	3,339	41,203
HealthStream, Inc.*	20,606	521,744
HMS Holdings Corp.*	137,073	3,193,801

MedAssets, Inc.*	14,310	$253,859
Medidata Solutions, Inc.*	47,613	3,687,627
Merge Healthcare, Inc.*	1,155,284	4,159,022
Omnicell, Inc.*	4,567	93,852
Quality Systems, Inc.	9,400	175,874
Vocera Communications, Inc.*	4,165	61,226

		16,955,334

Life Sciences Tools & Services (0.6%)
Accelerate Diagnostics, Inc.*	2,409	19,561
Cambrex Corp.*	3,446	48,141
Fluidigm Corp.*	38,620	674,305
Furiex Pharmaceuticals, Inc.*	1,580	53,831
Harvard Bioscience, Inc.*	464	2,195
Luminex Corp.*	8,809	181,553
NeoGenomics, Inc.*	7,548	30,041
PAREXEL International Corp.*	13,385	614,907
Sequenom, Inc.*	27,077	113,994
Techne Corp.	24,704	1,706,552

		3,445,080

Pharmaceuticals (1.1%)
AcelRx Pharmaceuticals, Inc.*	4,902	45,442
Akorn, Inc.*	13,707	185,319
Alimera Sciences, Inc.*	3,946	19,256
Ampio Pharmaceuticals, Inc.*	6,523	37,638
Auxilium Pharmaceuticals, Inc.*	11,600	192,908
AVANIR Pharmaceuticals, Inc., Class A*	34,137	157,030
BioDelivery Sciences International, Inc.*	7,197	29,220
Cadence Pharmaceuticals, Inc.*	143,367	977,763
Cempra, Inc.*	3,404	26,653
Corcept Therapeutics, Inc.*	12,150	21,020
Depomed, Inc.*	13,354	74,916
Endocyte, Inc.*	7,208	94,641
Hi-Tech Pharmacal Co., Inc.	910	30,212
Horizon Pharma, Inc.*	5,659	13,921
Lannett Co., Inc.*	3,782	45,044
Medicines Co.*	13,178	405,355
Nektar Therapeutics*	18,829	217,475
Omeros Corp.*	7,200	36,288
Omthera Pharmaceuticals, Inc.*	1,382	18,381
Optimer Pharmaceuticals, Inc.*	11,362	164,408
Pacira Pharmaceuticals, Inc.*	6,480	187,920
Questcor Pharmaceuticals, Inc.	12,208	554,976
Repros Therapeutics, Inc.*	4,405	81,272
Sagent Pharmaceuticals, Inc.*	3,885	81,507
Santarus, Inc.*	67,710	1,425,295
Sciclone Pharmaceuticals, Inc.*	9,424	46,743
Sucampo Pharmaceuticals, Inc., Class A*	2,977	19,589
Supernus Pharmaceuticals, Inc.*	3,479	22,370
TherapeuticsMD, Inc.*	18,246	55,285
ViroPharma, Inc.*	15,343	439,577
Vivus, Inc.*	23,702	298,171
XenoPort, Inc.*	1,652	8,177
Zogenix, Inc.*	16,800	28,728

		6,042,500

Total Health Care		82,717,251

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Industrials (10.9%)
Aerospace & Defense (0.3%)
American Science & Engineering, Inc.	281	$15,736
Astronics Corp.*	12,441	508,464
Cubic Corp.	328	15,777
Erickson Air-Crane, Inc.*	617	11,606
GenCorp, Inc.*	11,164	181,527
HEICO Corp.	12,492	629,221
Innovative Solutions & Support, Inc.	2,826	18,086
KEYW Holding Corp.*	2,871	38,041
LMI Aerospace, Inc.*	281	5,266
Moog, Inc., Class A*	984	50,706
National Presto Industries, Inc.	81	5,834
Taser International, Inc.*	12,107	103,152
Teledyne Technologies, Inc.*	2,734	211,475

		1,794,891

Air Freight & Logistics (0.5%)
Echo Global Logistics, Inc.*	24,629	480,019
Forward Air Corp.	7,129	272,898
Hub Group, Inc., Class A*	8,709	317,182
Pacer International, Inc.*	1,098	6,928
Park-Ohio Holdings Corp.*	1,989	65,597
UTi Worldwide, Inc.	15,176	249,949
XPO Logistics, Inc.*	89,419	1,617,590

		3,010,163

Airlines (0.2%)
Allegiant Travel Co.	3,530	374,145
Republic Airways Holdings, Inc.*	6,036	68,388
SkyWest, Inc.	600	8,124
Spirit Airlines, Inc.*	14,172	450,244
U.S. Airways Group, Inc.*	15,242	250,274

		1,151,175

Building Products (1.0%)
AAON, Inc.	4,419	146,181
American Woodmark Corp.*	2,326	80,712
Apogee Enterprises, Inc.	4,779	114,696
Builders FirstSource, Inc.	10,651	63,693
Insteel Industries, Inc.	3,906	68,433
NCI Building Systems, Inc.*	4,077	62,337
Nortek, Inc.*	2,112	136,076
Patrick Industries, Inc.*	1,557	32,370
PGT, Inc.*	7,789	67,531
Ply Gem Holdings, Inc.*	200,144	4,014,889
Simpson Manufacturing Co., Inc.	784	23,065
Trex Co., Inc.*	13,973	663,578
USG Corp.*	18,059	416,260

		5,889,821

Commercial Services & Supplies (1.1%)
A.T. Cross Co., Class A*	2,090	35,426
Acorn Energy, Inc.	4,138	34,925
Brink’s Co.	8,022	204,641
Casella Waste Systems, Inc., Class A*	8,141	35,088
CECO Environmental Corp.	1,943	23,899
Cenveo, Inc.*	6,264	13,342
Covanta Holding Corp.	82,762	1,656,896

Deluxe Corp.	7,793	$270,027
EnerNOC, Inc.*	2,115	28,045
G&K Services, Inc., Class A	759	36,128
Healthcare Services Group, Inc.	16,116	395,164
Heritage-Crystal Clean, Inc.*	1,933	28,241
Herman Miller, Inc.	13,806	373,728
HNI Corp.	10,134	365,533
InnerWorkings, Inc.*	10,396	112,797
Interface, Inc.	13,979	237,224
Knoll, Inc.	7,693	109,318
McGrath RentCorp	2,882	98,449
Mine Safety Appliances Co.	6,667	310,349
Mobile Mini, Inc.*	883	29,271
Multi-Color Corp.	1,726	52,367
Performant Financial Corp.*	70,819	820,793
Standard Parking Corp.*	2,398	51,461
Steelcase, Inc., Class A	2,351	34,278
Team, Inc.*	4,853	183,686
Tetra Tech, Inc.*	1,197	28,141
TMS International Corp., Class A	1,633	24,217
U.S. Ecology, Inc.	4,294	117,827
UniFirst Corp.	1,895	172,919
West Corp.	3,280	72,619

		5,956,799

Construction & Engineering (1.1%)
Aegion Corp.*	1,101	24,784
Comfort Systems USA, Inc.	2,303	34,361
Dycom Industries, Inc.*	2,917	67,499
Furmanite Corp.*	5,325	35,624
Great Lakes Dredge & Dock Corp.	1,217	9,517
Louis XIII Holdings Ltd.	1,073,400	838,675
MasTec, Inc.*	108,664	3,575,045
Orion Marine Group, Inc.*	98,539	1,191,337
Pike Electric Corp.	3,277	40,307
Primoris Services Corp.	8,264	162,966
Sterling Construction Co., Inc.*	421	3,814

		5,983,929

Electrical Equipment (0.7%)
Acuity Brands, Inc.	10,082	761,393
AZZ, Inc.	6,002	231,437
Belden, Inc.	9,190	458,857
Capstone Turbine Corp.*	765,540	895,683
Coleman Cable, Inc.	2,053	37,077
Encore Wire Corp.	579	19,744
EnerSys, Inc.	3,705	181,693
Enphase Energy, Inc.*	3,744	28,941
Franklin Electric Co., Inc.	10,592	356,421
FuelCell Energy, Inc.*	37,224	47,274
Generac Holdings, Inc.	12,125	448,746
General Cable Corp.	863	26,537
Polypore International, Inc.*	10,968	442,010
Power Solutions International, Inc.*	454	15,250
PowerSecure International, Inc.*	4,434	66,643
Preformed Line Products Co.	53	3,514
Revolution Lighting Technologies, Inc.*	6,557	26,228
Thermon Group Holdings, Inc.*	6,348	129,499

		4,176,947

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	8,567	$256,839

Machinery (1.4%)
Accuride Corp.*	8,765	44,351
Albany International Corp., Class A	987	32,551
Altra Holdings, Inc.	6,322	173,096
Blount International, Inc.*	11,607	137,195
Chart Industries, Inc.*	7,137	671,520
CIRCOR International, Inc.	246	12,512
CLARCOR, Inc.	11,689	610,283
Columbus McKinnon Corp.*	642	13,687
Commercial Vehicle Group, Inc.*	4,044	30,168
Douglas Dynamics, Inc.	4,713	61,175
Energy Recovery, Inc.*	4,345	17,945
EnPro Industries, Inc.*	2,430	123,347
ESCO Technologies, Inc.	1,775	57,475
ExOne Co.*	1,233	76,101
Federal Signal Corp.*	14,588	127,645
Flow International Corp.*	2,668	9,845
Global Brass & Copper Holdings, Inc.*	402	5,322
Gorman-Rupp Co.	2,563	81,606
Graham Corp.	2,424	72,793
Hyster-Yale Materials Handling, Inc.	2,452	153,961
John Bean Technologies Corp.	6,836	143,624
Lindsay Corp.	3,025	226,815
Manitex International, Inc.*	2,843	31,131
Met-Pro Corp.	237	3,185
Middleby Corp.*	4,425	752,648
Mueller Industries, Inc.	6,605	333,090
Mueller Water Products, Inc., Class A	37,091	256,299
Omega Flex, Inc.	734	10,915
Proto Labs, Inc.*	17,044	1,107,348
RBC Bearings, Inc.*	16,255	844,447
Rexnord Corp.*	7,082	119,332
Standex International Corp.	590	31,123
Sun Hydraulics Corp.	5,117	160,060
Tennant Co.	4,347	209,830
Titan International, Inc.	9,589	161,766
Trimas Corp.*	9,336	348,046
Wabash National Corp.*	1,357	13,814
Watts Water Technologies, Inc., Class A	485	21,990
Woodward, Inc.	16,184	647,360
Xerium Technologies, Inc.*	2,547	25,928

		7,961,329

Marine (0.0%)
Matson, Inc.	9,991	249,775

Professional Services (3.0%)
Acacia Research Corp.	3,342	74,694
Advisory Board Co.*	124,077	6,780,807
Barrett Business Services, Inc.	1,671	87,243
Corporate Executive Board Co.	102,770	6,497,118
Exponent, Inc.	3,109	183,773
Franklin Covey Co.*	1,535	20,661
GP Strategies Corp.*	3,390	80,750
Huron Consulting Group, Inc.*	737	34,079

Insperity, Inc.	5,302	$160,651
Kforce, Inc.	5,836	85,206
Mistras Group, Inc.*	3,752	65,960
National Technical Systems, Inc.*	1,335	18,677
Odyssey Marine Exploration, Inc.*	17,367	51,406
On Assignment, Inc.*	10,696	285,797
Pendrell Corp.*	5,551	14,544
RPX Corp.*	1,081	18,161
TrueBlue, Inc.*	9,552	201,070
WageWorks, Inc.*	44,261	1,524,791

		16,185,388

Road & Rail (0.2%)
Celadon Group, Inc.	374	6,826
Heartland Express, Inc.	8,259	114,552
Knight Transportation, Inc.	13,829	232,604
Quality Distribution, Inc.*	1,630	14,409
Roadrunner Transportation Systems, Inc.*	2,035	56,654
Saia, Inc.*	5,699	170,784
Swift Transportation Co.*	19,647	324,961
Universal Truckload Services, Inc.*	1,228	29,607
Werner Enterprises, Inc.	3,070	74,202
YRC Worldwide, Inc.*	513	14,749

		1,039,348

Trading Companies & Distributors (1.4%)
Aceto Corp.	303,041	4,221,361
Aircastle Ltd.	6,541	104,591
Applied Industrial Technologies, Inc.	9,124	440,963
Beacon Roofing Supply, Inc.*	11,467	434,370
BlueLinx Holdings, Inc.*	7,785	16,738
CAI International, Inc.*	1,444	34,035
DXP Enterprises, Inc.*	2,243	149,384
Edgen Group, Inc.*	3,893	24,837
H&E Equipment Services, Inc.	41,444	873,225
Houston Wire & Cable Co.	1,389	19,224
Kaman Corp.	4,154	143,562
Rush Enterprises, Inc., Class A*	32,936	815,166
TAL International Group, Inc.*	3,720	162,080
Textainer Group Holdings Ltd.	1,693	65,079
Watsco, Inc.	6,050	507,958

		8,012,573

Transportation Infrastructure (0.0%)
LLX Logistica S.A.*	532,001	240,805
Wesco Aircraft Holdings, Inc.*	2,065	38,347

		279,152

Total Industrials		61,948,129

Information Technology (22.0%)
Communications Equipment (0.9%)
ADTRAN, Inc.	9,083	223,533
Alliance Fiber Optic Products, Inc.	1,340	26,813
Anaren, Inc.*	303	6,951
ARRIS Group, Inc.*	24,140	346,409
Aruba Networks, Inc.*	26,834	412,170

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

CalAmp Corp.*	8,289	$121,019
Calix, Inc.*	8,120	82,012
Ciena Corp.*	17,698	343,695
Infinera Corp.*	112,455	1,199,895
InterDigital, Inc.	9,697	432,971
Ixia*	13,282	244,389
KVH Industries, Inc.*	3,161	42,073
Oplink Communications, Inc.*	371	6,444
Parkervision, Inc.*	21,049	95,773
PC-Tel, Inc.	561	4,757
Plantronics, Inc.	9,344	410,388
Procera Networks, Inc.*	927	12,728
Ruckus Wireless, Inc.*	10,219	130,905
ShoreTel, Inc.*	1,939	7,814
Sonus Networks, Inc.*	3,256	9,801
Tessco Technologies, Inc.	118	3,115
Ubiquiti Networks, Inc.	2,951	51,761
ViaSat, Inc.*	9,299	664,507

		4,879,923

Computers & Peripherals (0.3%)
3D Systems Corp.*	17,929	787,083
Cray, Inc.*	4,799	94,252
Datalink Corp.*	3,867	41,145
Electronics for Imaging, Inc.*	5,855	165,638
Fusion-io, Inc.*	12,528	178,399
Immersion Corp.*	6,156	81,567
Intermec, Inc.*	14,193	139,517
Silicon Graphics International Corp.*	7,938	106,210
Synaptics, Inc.*	7,651	295,023

		1,888,834

Electronic Equipment, Instruments & Components (0.9%)
Anixter International, Inc.*	3,723	282,241
Badger Meter, Inc.	3,386	150,846
Cognex Corp.	10,237	462,917
Coherent, Inc.	4,843	266,704
Daktronics, Inc.	1,861	19,094
DTS, Inc.*	4,315	88,803
Electro Rent Corp.	2,205	37,022
FARO Technologies, Inc.*	8,877	300,220
FEI Co.	9,076	662,457
InvenSense, Inc.*	63,905	982,860
Littelfuse, Inc.	4,703	350,891
Maxwell Technologies, Inc.*	6,916	49,449
Measurement Specialties, Inc.*	3,178	147,872
Mesa Laboratories, Inc.	652	35,293
Methode Electronics, Inc.	4,867	82,788
MTS Systems Corp.	3,729	211,061
Neonode, Inc.*	5,693	33,873
OSI Systems, Inc.*	4,348	280,098
RealD, Inc.*	8,163	113,466
Rofin-Sinar Technologies, Inc.*	446	11,123
Rogers Corp.*	1,557	73,677
Uni-Pixel, Inc.*	2,376	34,951
Universal Display Corp.*	9,476	266,370

		4,944,076

Internet Software & Services (7.1%)
Angie’s List, Inc.*	142,908	3,794,208
Bazaarvoice, Inc.*	95,938	903,736

Blucora, Inc.*	6,065	$112,445
Brightcove, Inc.*	6,578	57,623
Carbonite, Inc.*	2,849	35,299
ChannelAdvisor Corp.*	1,401	22,038
comScore, Inc.*	8,423	205,437
Constant Contact, Inc.*	7,243	116,395
Cornerstone OnDemand, Inc.*	43,753	1,894,067
CoStar Group, Inc.*	31,980	4,127,660
Dealertrack Technologies, Inc.*	9,119	323,086
Demandware, Inc.*	24,426	1,035,907
Dice Holdings, Inc.*	9,608	88,490
E2open, Inc.*	3,432	60,060
eGain Corp.*	3,039	29,235
Envestnet, Inc.*	22,547	554,656
ExactTarget, Inc.*	10,066	339,426
Global Eagle Entertainment, Inc.*	5,008	50,380
j2 Global, Inc.	10,798	459,023
Liquidity Services, Inc.*	5,867	203,409
LivePerson, Inc.*	12,997	116,388
LogMeIn, Inc.*	5,742	140,449
Marin Software, Inc.*	26,372	270,049
Market Leader, Inc.*	5,613	60,059
Marketo, Inc.*	20,837	518,216
MercadoLibre, Inc.	14,179	1,527,929
Millennial Media, Inc.*	8,265	71,988
Move, Inc.*	9,422	120,790
Net Element International, Inc.*	615	3,192
NIC, Inc.	15,298	252,876
OpenTable, Inc.*	32,776	2,096,025
Pandora Media, Inc.*	54,595	1,004,548
Perficient, Inc.*	1,095	14,607
Reis, Inc.*	1,906	35,242
Responsys, Inc.*	8,027	114,866
SciQuest, Inc.*	5,346	133,917
Shutterstock, Inc.*	20,252	1,129,657
Sohu.com, Inc.*	14,500	893,490
Spark Networks, Inc.*	4,101	34,653
SPS Commerce, Inc.*	3,529	194,095
Stamps.com, Inc.*	31,199	1,228,929
support.com, Inc.*	11,730	53,606
Textura Corp.*	25,093	652,669
Travelzoo, Inc.*	1,810	49,341
Trulia, Inc.*	34,041	1,058,335
Unwired Planet, Inc.*	14,857	28,971
ValueClick, Inc.*	17,924	442,364
VistaPrint N.V.*	7,695	379,902
Vocus, Inc.*	434	4,566
Web.com Group, Inc.*	264,423	6,769,230
WebMD Health Corp.*	8,246	242,185
XO Group, Inc.*	6,291	70,459
Xoom Corp.*	121,959	2,795,300
Yelp, Inc.*	30,392	1,056,730
Youku Tudou, Inc. (ADR)*	50,869	976,176
Zillow, Inc., Class A*	20,821	1,172,222
Zix Corp.*	14,656	61,995

		40,188,596

IT Services (1.1%)
Acxiom Corp.*	4,346	98,567
Blackhawk Network Holdings, Inc.*	2,679	62,153

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Cardtronics, Inc.*	10,568	$291,677
Cass Information Systems, Inc.	2,433	112,161
Computer Task Group, Inc.	3,621	83,174
CSG Systems International, Inc.*	4,387	95,198
EPAM Systems, Inc.*	32,450	881,991
Euronet Worldwide, Inc.*	11,704	372,889
EVERTEC, Inc.*	6,926	152,164
ExlService Holdings, Inc.*	7,655	226,282
Forrester Research, Inc.	2,962	108,676
Hackett Group, Inc.	2,038	10,577
Heartland Payment Systems, Inc.	8,547	318,376
Higher One Holdings, Inc.*	7,338	85,414
iGATE Corp.*	8,133	133,544
Lionbridge Technologies, Inc.*	12,978	37,636
Luxoft Holding, Inc.*	51,100	1,016,380
MAXIMUS, Inc.	8,041	598,894
MoneyGram International, Inc.*	1,290	29,219
Planet Payment, Inc.*	9,815	27,089
Sapient Corp.*	26,013	339,730
ServiceSource International, Inc.*	14,345	133,695
Syntel, Inc.	3,633	228,407
TeleTech Holdings, Inc.*	3,012	70,571
Unisys Corp.*	533	11,763
Virtusa Corp.*	4,866	107,831
WEX, Inc.*	9,133	700,501

		6,334,559

Semiconductors & Semiconductor Equipment (4.5%)
Advanced Energy Industries, Inc.*	8,630	150,248
Ambarella, Inc.*	4,337	72,992
Applied Micro Circuits Corp.*	15,899	139,911
Atmel Corp.*	417,800	3,070,830
Cabot Microelectronics Corp.*	5,496	181,423
Cavium, Inc.*	12,094	427,765
Cirrus Logic, Inc.*	6,065	105,288
Cypress Semiconductor Corp.*	34,548	370,700
Diodes, Inc.*	6,582	170,935
Entegris, Inc.*	4,894	45,955
Exar Corp.*	8,941	96,295
First Solar, Inc.*	85,823	3,838,863
GT Advanced Technologies, Inc.*	23,747	98,550
Hittite Microwave Corp.*	7,425	430,650
Inphi Corp.*	2,416	26,576
Integrated Device Technology, Inc.*	9,064	71,968
Intermolecular, Inc.*	15,282	111,100
Lattice Semiconductor Corp.*	6,957	35,272
MA-COM Technology Solutions Holdings, Inc.*	2,291	33,449
Magnachip Semiconductor Corp.*	242,166	4,424,372
MaxLinear, Inc., Class A*	5,302	37,114
Micrel, Inc.	11,051	109,184
Microsemi Corp.*	17,045	387,774
Mindspeed Technologies, Inc.*	8,645	28,010
Monolithic Power Systems, Inc.	8,640	208,310
MoSys, Inc.*	9,515	38,250
Nanometrics, Inc.*	3,665	53,766

NVE Corp.*	1,116	$52,251
OmniVision Technologies, Inc.*	1,094	20,403
PDF Solutions, Inc.*	5,933	109,345
Peregrine Semiconductor Corp.*	6,158	67,184
PLX Technology, Inc.*	9,797	46,634
PMC-Sierra, Inc.*	20,504	130,200
Power Integrations, Inc.	6,831	277,065
Rambus, Inc.*	26,234	225,350
RF Micro Devices, Inc.*	57,808	309,273
Rubicon Technology, Inc.*	459	3,677
Rudolph Technologies, Inc.*	1,289	14,437
Semtech Corp.*	15,869	555,891
Silicon Image, Inc.*	18,114	105,967
Spansion, Inc., Class A*	342,937	4,293,570
SunEdison, Inc.*	201,041	1,642,505
SunPower Corp.*	54,181	1,121,547
Tessera Technologies, Inc.	73,371	1,526,117
TriQuint Semiconductor, Inc.*	3,790	26,265
Ultra Clean Holdings, Inc.*	568	3,436
Ultratech, Inc.*	6,535	239,965
Veeco Instruments, Inc.*	2,074	73,461
Volterra Semiconductor Corp.*	499	7,046

		25,617,139

Software (7.2%)
ACI Worldwide, Inc.*	9,387	436,308
Actuate Corp.*	10,518	69,840
Advent Software, Inc.*	7,692	269,682
American Software, Inc., Class A	5,836	50,715
Aspen Technology, Inc.*	20,814	599,235
AVG Technologies N.V.*	5,620	109,309
Blackbaud, Inc.	10,755	350,290
Bottomline Technologies (de), Inc.*	8,880	224,575
BroadSoft, Inc.*	6,608	182,381
Callidus Software, Inc.*	8,819	58,117
CommVault Systems, Inc.*	10,943	830,464
Comverse, Inc.*	5,238	155,883
Cyan, Inc.*	361	3,772
Digimarc Corp.	1,514	31,446
Ebix, Inc.	5,380	49,819
Ellie Mae, Inc.*	6,265	144,596
EPIQ Systems, Inc.	363	4,890
ePlus, Inc.	60	3,593
Fair Isaac Corp.	8,443	386,943
FleetMatics Group plc*	3,836	127,470
Gigamon, Inc.*	18,689	515,069
Glu Mobile, Inc.*	13,068	28,750
Guidance Software, Inc.*	4,046	35,362
Guidewire Software, Inc.*	36,712	1,543,740
Imperva, Inc.*	26,831	1,208,468
Infoblox, Inc.*	43,374	1,269,123
Interactive Intelligence Group, Inc.*	3,648	188,237
Jive Software, Inc.*	52,968	962,429
Manhattan Associates, Inc.*	4,586	353,856
MicroStrategy, Inc., Class A*	2,116	184,007
Mitek Systems, Inc.*	5,229	30,224
Model N, Inc.*	1,887	44,080
Monotype Imaging Holdings, Inc.	8,956	227,572
NetScout Systems, Inc.*	8,539	199,300

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

NetSuite, Inc.*	31,456	$2,885,773
Pegasystems, Inc.	4,103	135,891
Progress Software Corp.*	6,427	147,885
Proofpoint, Inc.*	66,702	1,616,189
PROS Holdings, Inc.*	35,311	1,057,564
PTC, Inc.*	28,168	690,961
QAD, Inc., Class A	1,224	14,052
QAD, Inc., Class B	206	2,147
QLIK Technologies, Inc.*	20,490	579,252
Qualys, Inc.*	3,482	56,130
Rally Software Development Corp.*	23,255	577,189
RealPage, Inc.*	10,931	200,475
Rosetta Stone, Inc.*	2,708	39,916
Rovi Corp.*	126,600	2,891,544
Sapiens International Corp. N.V.	618	3,547
Silver Spring Networks, Inc.*	33,949	846,688
Solera Holdings, Inc.	60,686	3,377,176
Sourcefire, Inc.*	7,335	407,459
SS&C Technologies Holdings, Inc.*	13,690	450,401
Synchronoss Technologies, Inc.*	6,858	211,706
Tableau Software, Inc., Class A*	23,483	1,301,428
Take-Two Interactive Software, Inc.*	19,075	285,553
Tangoe, Inc.*	278,309	4,294,308
TiVo, Inc.*	13,912	153,728
Tyler Technologies, Inc.*	7,421	508,710
Ultimate Software Group, Inc.*	6,511	763,675
VASCO Data Security International, Inc.*	2,838	23,584
Verint Systems, Inc.*	152,994	5,426,697
VirnetX Holding Corp.*	9,942	198,741
Vringo, Inc.*	2,853	9,044
Zynga, Inc., Class A*	149,776	416,377

		40,453,335

Total Information Technology		124,306,462

Materials (3.7%)
Chemicals (1.8%)
ADA-ES, Inc.*	2,371	99,867
American Pacific Corp.*	1,370	38,840
American Vanguard Corp.	6,749	158,129
Arabian American Development Co.*	4,360	37,932
Balchem Corp.	6,996	313,071
Calgon Carbon Corp.*	12,687	211,619
Chase Corp.	428	9,570
Chemtura Corp.*	23,109	469,113
Ferro Corp.*	17,017	118,268
Flotek Industries, Inc.*	92,340	1,656,580
FutureFuel Corp.	1,167	16,536
H.B. Fuller Co.	11,849	448,011
Hawkins, Inc.	2,229	87,800
Innophos Holdings, Inc.	5,169	243,822
Innospec, Inc.	5,209	209,298
Intrepid Potash, Inc.	40,013	762,248
KMG Chemicals, Inc.	1,596	33,676
Koppers Holdings, Inc.	4,884	186,471
Landec Corp.*	6,044	79,841
LSB Industries, Inc.*	2,474	75,234

Olin Corp.	12,572	$300,722
OM Group, Inc.*	484	14,965
OMNOVA Solutions, Inc.*	11,134	89,183
Penford Corp.*	326	4,365
PolyOne Corp.	23,373	579,183
Quaker Chemical Corp.	765	47,438
Rockwood Holdings, Inc.	46,932	3,005,055
Stepan Co.	2,653	147,533
Taminco Corp.*	3,284	66,961
Tredegar Corp.	2,103	54,047
Tronox Ltd., Class A	24,852	500,768
Zep, Inc.	2,040	32,293

		10,098,439

Construction Materials (0.5%)
Eagle Materials, Inc.	37,319	2,473,130
Headwaters, Inc.*	17,286	152,808
Texas Industries, Inc.*	4,764	310,327
United States Lime & Minerals, Inc.*	407	21,266
US Concrete, Inc.*	3,137	51,510

		3,009,041

Containers & Packaging (0.1%)
AEP Industries, Inc.*	1,024	76,175
Berry Plastics Group, Inc.*	13,020	287,351
Graphic Packaging Holding Co.*	49,327	381,791
Myers Industries, Inc.	958	14,380

		759,697

Metals & Mining (0.9%)
AMCOL International Corp.	2,573	81,538
Coeur Mining, Inc.*	8,984	119,487
Globe Specialty Metals, Inc.	804	8,739
Gold Resource Corp.	7,561	65,856
Handy & Harman Ltd.*	1,166	20,848
Hecla Mining Co.	11,320	33,734
Materion Corp.	2,525	68,402
Midway Gold Corp.*	24,601	23,199
Olympic Steel, Inc.	549	13,451
Paramount Gold and Silver Corp.*	33,087	39,374
Schnitzer Steel Industries, Inc., Class A	313	7,318
U.S. Silica Holdings, Inc.	199,046	4,136,176
Walter Energy, Inc.	5,158	53,643
Worthington Industries, Inc.	12,432	394,219

		5,065,984

Paper & Forest Products (0.4%)
Boise Cascade Co.*	3,174	80,651
Buckeye Technologies, Inc.	5,682	210,461
Clearwater Paper Corp.*	4,116	193,699
Deltic Timber Corp.	2,629	152,009
KapStone Paper and Packaging Corp.	9,599	385,688
Louisiana-Pacific Corp.*	23,734	351,026
Neenah Paper, Inc.	419	13,312
P.H. Glatfelter Co.	8,974	225,247
Schweitzer-Mauduit International, Inc.	5,347	266,708
Wausau Paper Corp.	11,012	125,537

		2,004,338

Total Materials		20,937,499

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	17,038	$140,393
Atlantic Tele-Network, Inc.	2,178	108,159
Cbeyond, Inc.*	538	4,218
Cincinnati Bell, Inc.*	15,970	48,868
Cogent Communications Group, Inc.	11,133	313,395
Consolidated Communications Holdings, Inc.	9,400	163,654
Fairpoint Communications, Inc.*	4,084	34,101
General Communication, Inc., Class A*	7,508	58,788
HickoryTech Corp.	3,145	33,431
IDT Corp., Class B	3,420	63,920
inContact, Inc.*	11,692	96,108
Lumos Networks Corp.	3,593	61,440
magicJack VocalTec Ltd.*	2,930	41,577
Neutral Tandem, Inc.	2,996	17,227
Premiere Global Services, Inc.*	2,288	27,616
Primus Telecommunications Group, Inc.	3,071	36,668
Towerstream Corp.*	11,826	30,156

		1,279,719

Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc.*	2,654	17,861
NTELOS Holdings Corp.	3,581	58,943
Shenandoah Telecommunications Co.	4,981	83,084

		159,888

Total Telecommunication Services		1,439,607

Utilities (0.0%)
Electric Utilities (0.0%)
UNS Energy Corp.	589	26,346

Gas Utilities (0.0%)
South Jersey Industries, Inc.	1,420	81,522

Water Utilities (0.0%)
American States Water Co.	392	$21,039
Pure Cycle Corp.*	3,937	22,008
SJW Corp.	974	25,519
York Water Co.	2,259	42,988

		111,554

Total Utilities		219,422

Total Common Stocks (79.1%) (Cost $343,457,920)		447,767,322

PREFERRED STOCK:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc. 0.000% (b)†	139,552	—

Total Preferred Stock (0.0%) (Cost $633,566)		—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13* (Cost $—) (b)	105,185	14,726

Total Investments (79.1%) (Cost $344,091,486)		447,782,048
Other Assets Less Liabilities (20.9%)		118,242,101

Net Assets (100%)		$566,024,149

*	Non-income producing.
†	Securities (totaling $842,571 or 0.1% of net assets) at fair value by management.
@	Shares are less than 0.5
(b)	Illiquid security

Glossary:

ADR	— American Depositary Receipt

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	1,100	September-13	$106,890,831	$107,217,000	$326,169

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$91,651,015	$2,400,571	$842,571	$94,894,157
Consumer Staples	15,200,943	—	—	15,200,943
Energy	22,246,173	—	—	22,246,173
Financials	22,542,713	1,314,966	—	23,857,679
Health Care	82,717,251	—	—	82,717,251
Industrials	61,109,454	838,675	—	61,948,129
Information Technology	124,306,462	—	—	124,306,462
Materials	20,937,499	—	—	20,937,499
Telecommunication Services	1,439,607	—	—	1,439,607
Utilities	219,422	—	—	219,422
Futures	326,169	—	—	326,169
Preferred Stocks
Consumer Discretionary	—	—	—	—
Warrants
Energy	—	14,726	—	14,726

Total Assets	$442,696,708	$4,568,938	$842,571	$448,108,217

Total Liabilities	$—	$—	$—	$—

Total	$442,696,708	$4,568,938	$842,571	$448,108,217

(a)	A security with a market value of $240,805 transferred from Level 2 to Level 1 since the beginning of the period due to securities no longer being valued using fair value factors based on third party vendor modeling tools.
(b)	A security with a market value of $388,278 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	326,169	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$326,169

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six-months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	15,748,688	—	—	15,748,688
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$15,748,688	$—	$—	$15,748,688

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,743,945)	—	—	(1,743,945)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,743,945)	$—	$—	$(1,743,945)

^ This Portfolio held futures as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $99,564,000 during the six months ended June 30, 2013.

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$(198,750)	$198,750	$—

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$207,884,827
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$248,772,068

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$121,563,143
Aggregate gross unrealized depreciation	(19,245,173)

Net unrealized appreciation	$102,317,970

Federal income tax cost of investments	$345,464,078

For the six months ended June 30, 2013, the Portfolio incurred approximately $51 as brokerage commissions with Sanford C. Bernstein & Co., LLC, and $111 with Citation Financial Group, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $119,914,940, which expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $344,091,486)	$447,782,048
Cash	119,450,074
Foreign cash (Cost $2,288)	2,224
Cash held as collateral at broker	5,410,000
Receivable for securities sold	45,713,445
Dividends, interest and other receivables	125,690
Receivable from Separate Accounts for Trust shares sold	93,368
Other assets	4,133

Total assets	618,580,982

LIABILITIES
Payable for securities purchased	51,546,637
Investment management fees payable	394,208
Payable to Separate Accounts for Trust shares redeemed	215,827
Due to broker for futures variation margin	198,750
Administrative fees payable	85,703
Distribution fees payable - Class B	59,311
Trustees’ fees payable	2,379
Distribution fees payable - Class A	31
Accrued expenses	53,987

Total liabilities	52,556,833

NET ASSETS	$566,024,149

Net assets were comprised of:
Paid in capital	$546,897,204
Accumulated undistributed net investment income (loss)	(1,755,054)
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(83,134,667)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	104,016,666

Net assets	$566,024,149

Class A
Net asset value, offering and redemption price per share, $155,488 / 15,466 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.05

Class B
Net asset value, offering and redemption price per share, $288,890,049 / 29,002,812 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.96

Class K
Net asset value, offering and redemption price per share, $276,978,612 / 27,439,109 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.09

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,275 foreign withholding tax)	$1,121,516
Interest	51,872

Total income	1,173,388

EXPENSES
Investment management fees	2,294,961
Administrative fees	421,110
Distribution fees - Class B	347,806
Custodian fees	55,499
Professional fees	32,622
Printing and mailing expenses	25,248
Trustees’ fees	5,556
Distribution fees - Class A	178
Miscellaneous	4,780

Gross expenses	3,187,760
Less: Waiver from investment advisor	(1,573)
Fees paid indirectly	(3,565)

Net expenses	3,182,622

NET INVESTMENT INCOME (LOSS)	(2,009,234)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	24,768,404
Futures	15,748,688
Foreign currency transactions	1,697

Net realized gain (loss)	40,518,789

Change in unrealized appreciation (depreciation) on:
Securities	61,882,264
Futures	(1,743,945)
Foreign currency translations	(18)

Net change in unrealized appreciation (depreciation)	60,138,301

NET REALIZED AND UNREALIZED GAIN (LOSS)	100,657,090

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$98,647,856

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,009,234)	$(2,182,277)
Net realized gain (loss) on investments, futures and foreign currency transactions	40,518,789	15,009,095
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	60,138,301	48,212,044

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	98,647,856	61,038,862

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 3,989 and 20,837 shares, respectively ]	37,479	172,393
Capital shares repurchased [ (3,727) and (14,440) shares, respectively ]	(35,254)	(117,571)

Total Class A transactions	2,225	54,822

Class B
Capital shares sold [ 1,960,511 and 5,219,313 shares, respectively ]	18,189,653	41,767,262
Capital shares repurchased [ (3,808,226) and (8,766,449) shares, respectively ]	(35,711,128)	(71,463,463)

Total Class B transactions	(17,521,475)	(29,696,201)

Class K
Capital shares sold [ 43,649 and 164,935 shares, respectively ]	416,492	1,358,820
Capital shares repurchased [ (1,256,329) and (10,612,288) shares, respectively ]	(11,782,093)	(86,408,562)

Total Class K transactions	(11,365,601)	(85,049,742)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(28,884,851)	(114,691,121)

TOTAL INCREASE (DECREASE) IN NET ASSETS	69,763,005	(53,652,259)
NET ASSETS:
Beginning of period	496,261,144	549,913,403

End of period (a)	$566,024,149	$496,261,144

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,755,054)	$254,180

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,							January 22, 2008* to December 31, 2008
			2012		2011		2010		2009
Net asset value, beginning of period	$8.37		$7.51		$8.88		$6.95		$5.15	$7.61

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(e)	(0.04	)(e)	(0.06	)(e)	(0.03	)(e)	0.01 (e)	(0.04	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.72		0.90		(1.31)		1.96		1.79	(2.39)

Total from investment operations	1.68		0.86		(1.37)		1.93		1.80	(2.43)

Less distributions:
Distributions from net realized gains	—		—		—		—		—	(0.03)

Net asset value, end of period	$10.05		$8.37		$7.51		$8.88		$6.95	$5.15

Total return (b)	20.07%		11.45%		(15.43)%		27.77%		34.95%	(32.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$155		$127		$66		$391,893		$315,379	$367,823
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%		1.30%		1.02%		1.04%		0.75%	1.30	%(c)
After waivers, reimbursements and fees paid indirectly (a)	1.30%		1.30%		1.00%		1.03%		0.75%	1.30	%(c)
Before waivers, reimbursements and fees paid indirectly (a)	1.30%		1.30%		1.03%		1.05%		1.07%	1.35	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.86)%		(0.51)%		(0.69)%		(0.47)%		0.15%	(0.59)%
After waivers, reimbursements and fees paid indirectly (a)	(0.86)%		(0.51)%		(0.67)%		(0.46)%		0.15%	(0.59)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.86)%		(0.51)%		(0.70)%		(0.47)%		(0.17)%	(0.64)%
Portfolio turnover rate	48%		58%		137	%(s)	44%		116%	98%

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class B	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012		2011		2010		2009		2008
Net asset value, beginning of period	$8.29		$7.44		$8.83		$6.92		$5.13		$8.91

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(e)	(0.04	)(e)	(0.07	)(e)	(0.05	)(e)	(0.01	)(e)	(0.06	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.71		0.89		(1.32)		1.96		1.80		(3.69)

Total from investment operations	1.67		0.85		(1.39)		1.91		1.79		(3.75)

Less distributions:
Distributions from net realized gains	—		—		—		—		—		(0.03)

Net asset value, end of period	$9.96		$8.29		$7.44		$8.83		$6.92		$5.13

Total return (b)	20.14%		11.42%		(15.74)%		27.60%		34.89%		(42.21)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$288,890		$255,737		$256,026		$344,710		$293,221		$207,749
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%		1.30%		1.27	%(c)	1.29%		1.32%		1.53%
After waivers, reimbursements and fees paid indirectly (a)	1.30%		1.30%		1.25%		1.28	%(c)	1.14%		1.48%
Before waivers, reimbursements and fees paid indirectly (a)	1.30%		1.30%		1.28%		1.30%		1.32%		1.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.87)%		(0.54)%		(0.86)%		(0.71)%		(0.42)%		(0.90)%
After waivers, reimbursements and fees paid indirectly (a)	(0.86)%		(0.54)%		(0.84)%		(0.71)%		(0.24)%		(0.85)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.87)%		(0.54)%		(0.87)%		(0.72)%		(0.42)%		(0.90)%
Portfolio turnover rate	48%		58%		137	%(s)	44%		116%		98%

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$8.39		$7.51		$7.40

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	(0.02	)(e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.73		0.90		0.12

Total from investment operations	1.70		0.88		0.11

Net asset value, end of period	$10.09		$8.39		$7.51

Total return (b)	20.26%		11.72%		1.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$276,979		$240,397		$293,821
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%		1.05%		1.04%
After waivers, reimbursements and fees paid indirectly (a)	1.05%		1.05%		1.02%
Before waivers, reimbursements and fees paid indirectly (a)	1.05%		1.05%		1.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.62)%		(0.29)%		(0.42)%
After waivers, reimbursements and fees paid indirectly (a)	(0.61)%		(0.29)%		(0.40)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.62)%		(0.30)%		(0.42)%
Portfolio turnover rate	48%		58%		137	%(s)
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(s)	Higher rate than normal due to advisor changes during the year.

See Notes to Financial Statements.

MULTIMANAGER SMALL CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Financials	23.0%
Consumer Discretionary	17.6
Industrials	16.5
Energy	7.6
Information Technology	3.8
Materials	3.4
Health Care	2.4
Consumer Staples	2.1
Utilities	1.9
Telecommunication Services	0.9
Exchange Traded Funds	0.3
Investment Companies	0.0 #
Cash and Other	20.5

100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class A
Actual	$1,000.00	$1,186.80	$6.97
Hypothetical (5% average return before expenses)	1,000.00	1,018.42	6.44
Class B
Actual	1,000.00	1,186.70	6.97
Hypothetical (5% average return before expenses)	1,000.00	1,018.42	6.44
Class K
Actual	1,000.00	1,188.60	5.62
Hypothetical (5% average return before expenses)	1,000.00	1,019.65	5.19

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.29%, 1.29% and 1.04%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (17.6%)
Auto Components (3.5%)
American Axle & Manufacturing Holdings, Inc.*	6,209	$115,674
Autoliv, Inc.	20,636	1,597,020
Cooper Tire & Rubber Co.	16,744	555,399
Dana Holding Corp.	40,372	777,565
Dorman Products, Inc.	20,300	926,289
Drew Industries, Inc.	19,300	758,876
Federal-Mogul Corp.*	5,387	55,001
Fuel Systems Solutions, Inc.*	4,195	75,049
Gentex Corp.	67,500	1,555,875
Gentherm, Inc.*	300,000	5,571,000
Icahn Enterprises LP	174,200	12,676,534
Modine Manufacturing Co.*	14,255	155,094
Remy International, Inc.	4,147	77,010
Shiloh Industries, Inc.	1,883	19,659
Spartan Motors, Inc.	10,326	63,195
Standard Motor Products, Inc.	1,719	59,030
Stoneridge, Inc.*	1,430	16,645
Superior Industries International, Inc.	6,883	118,456

		25,173,371

Automobiles (0.5%)
Thor Industries, Inc.	66,100	3,250,798
Winnebago Industries, Inc.*	35,255	740,002

		3,990,800

Distributors (0.0%)
Core-Mark Holding Co., Inc.	2,967	188,404
VOXX International Corp.*	5,549	68,086
Weyco Group, Inc.	1,844	46,469

		302,959

Diversified Consumer Services (0.8%)
Ascent Capital Group, Inc., Class A*	34,289	2,676,942
Bridgepoint Education, Inc.*	5,465	66,564
Career Education Corp.*	16,471	47,766
Corinthian Colleges, Inc.*	24,304	54,441
Hillenbrand, Inc.	42,000	995,820
JTH Holding, Inc., Class A*	189	3,071
Lincoln Educational Services Corp.	5,166	27,225
Mac-Gray Corp.	3,157	44,829
Matthews International Corp., Class A	4,622	174,249
Regis Corp.	96,804	1,589,522
Steiner Leisure Ltd.*	2,969	156,941
Stewart Enterprises, Inc., Class A	2,109	27,607
Universal Technical Institute, Inc.	6,247	64,532

		5,929,509

Hotels, Restaurants & Leisure (2.1%)
Ameristar Casinos, Inc.	1,315	34,571
Apollo Global Management LLC, Class A	26,800	645,880
Biglari Holdings, Inc.*	361	148,154
Bob Evans Farms, Inc.	7,432	349,155
Bravo Brio Restaurant Group, Inc.*	265,402	4,729,464
Caesars Entertainment Corp.*	1,331	18,235
Carrols Restaurant Group, Inc.*	6,993	45,175
Del Frisco’s Restaurant Group, Inc.*	1,774	37,981
Denny’s Corp.*	6,132	$34,462
DineEquity, Inc.	2,354	162,120
Einstein Noah Restaurant Group, Inc.	211	2,996
International Speedway Corp., Class A	8,319	261,799
Isle of Capri Casinos, Inc.*	6,440	48,300
Jack in the Box, Inc.*	2,681	105,336
Life Time Fitness, Inc.*	6,093	305,320
Luby’s, Inc.*	6,008	50,768
Marcus Corp.	5,453	69,362
Marriott Vacations Worldwide Corp.*	8,715	376,837
Monarch Casino & Resort, Inc.*	1,241	20,923
Morgans Hotel Group Co.*	4,669	37,632
Orient-Express Hotels Ltd., Class A*	28,752	349,624
Pinnacle Entertainment, Inc.*	1,335	26,259
Red Robin Gourmet Burgers, Inc.*	548	30,239
Ruby Tuesday, Inc.*	18,330	169,186
Scientific Games Corp., Class A*	3,730	41,963
Sonic Corp.*	3,423	49,839
Speedway Motorsports, Inc.	3,484	60,622
Town Sports International Holdings, Inc.	7,080	76,252
Wendy’s Co.	1,122,800	6,545,924
WMS Industries, Inc.*	16,437	419,308

		15,253,686

Household Durables (2.9%)
American Greetings Corp., Class A	9,037	164,654
Bassett Furniture Industries, Inc.	3,158	49,044
Beazer Homes USA, Inc.*	3,334	58,412
Brookfield Residential Properties, Inc.*	213,900	4,718,634
Cavco Industries, Inc.*	228	11,503
CSS Industries, Inc.	2,584	64,419
Ethan Allen Interiors, Inc.	1,040	29,952
Flexsteel Industries, Inc.	1,475	35,960
Harman International Industries, Inc.	24,600	1,333,320
Helen of Troy Ltd.*	9,557	366,702
Hooker Furniture Corp.	40,268	654,758
Hovnanian Enterprises, Inc., Class A*	10,120	56,773
Jarden Corp.*	208,200	9,108,750
La-Z-Boy, Inc.	99,465	2,016,155
Lifetime Brands, Inc.	3,018	40,984
M.D.C. Holdings, Inc.	26,053	846,983
M/I Homes, Inc.*	44,355	1,018,391
Meritage Homes Corp.*	1,914	82,991
NACCO Industries, Inc., Class A	1,493	85,519
Skullcandy, Inc.*	5,376	29,353
Standard Pacific Corp.*	44,405	369,894
TRI Pointe Homes, Inc.*	4,126	68,409
Universal Electronics, Inc.*	4,070	114,489
Zagg, Inc.*	9,222	49,338

		21,375,387

Internet & Catalog Retail (0.3%)
1-800-FLOWERS.COM, Inc., Class A*	1,919	11,879
Expedia, Inc.	8,400	505,260

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Liberty Ventures*	16,000	$1,360,160
Valuevision Media, Inc., Class A*	1,493	7,629

		1,884,928

Leisure Equipment & Products (0.3%)
Black Diamond, Inc.*	6,744	63,394
Brunswick Corp.	40,563	1,295,988
Callaway Golf Co.	21,264	139,917
JAKKS Pacific, Inc.	5,850	65,812
Johnson Outdoors, Inc., Class A*	1,491	37,126
LeapFrog Enterprises, Inc.*	19,074	187,688
Steinway Musical Instruments, Inc.*	2,120	64,512

		1,854,437

Media (2.4%)
AH Belo Corp., Class A	5,502	37,744
Beasley Broadcasting Group, Inc., Class A	1,250	10,475
Belo Corp., Class A	20,835	290,648
Carmike Cinemas, Inc.*	3,855	74,633
Central European Media Enterprises Ltd., Class A*	22,838	75,594
Crown Media Holdings, Inc., Class A*	8,309	20,523
Cumulus Media, Inc., Class A*	5,223	17,706
Daily Journal Corp.*	275	31,075
Dex Media, Inc.*	5,125	90,046
Digital Generation, Inc.*	7,339	54,088
DreamWorks Animation SKG, Inc., Class A*	280,500	7,197,630
Entercom Communications Corp., Class A*	7,219	68,147
EW Scripps Co., Class A*	9,340	145,517
Global Sources Ltd.*	4,965	33,315
Gray Television, Inc.*	13,999	100,793
Harte-Hanks, Inc.	12,975	111,585
Journal Communications, Inc., Class A*	13,166	98,613
LIN TV Corp., Class A*	3,287	50,291
Live Nation Entertainment, Inc.*	309,019	4,789,794
Loral Space & Communications, Inc.	18,000	1,079,640
Martha Stewart Living Omnimedia, Inc., Class A*	8,760	21,112
McClatchy Co., Class A*	4,013	9,150
MDC Partners, Inc., Class A	4,994	90,092
Media General, Inc., Class A*	5,811	64,095
Meredith Corp.	10,706	510,676
National CineMedia, Inc.	11,940	201,667
New York Times Co., Class A*	38,723	428,276
Promotora de Informaciones S.A. (Prisa) (ADR)*	35,017	36,768
Promotora de Informaciones S.A. (Prisa) (ADR), Class B*	200,100	224,112
Reading International, Inc., Class A*	5,244	33,352
Rentrak Corp.*	285	5,720
Saga Communications, Inc., Class A	1,059	48,619
Salem Communications Corp., Class A	2,883	21,594
Scholastic Corp.	7,903	231,479
Starz, Class A*	32,000	707,200
Valassis Communications, Inc.	11,619	$285,711
World Wrestling Entertainment, Inc., Class A	7,610	78,459

		17,375,939

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	325	5,866
Fred’s, Inc., Class A	11,139	172,543
Gordmans Stores, Inc.*	1,979	26,934
Saks, Inc.*	31,383	428,064
Tuesday Morning Corp.*	12,856	133,317

		766,724

Specialty Retail (4.1%)
America’s Car-Mart, Inc.*	558	24,128
Asbury Automotive Group, Inc.*	1,104	44,270
Barnes & Noble, Inc.*	11,301	180,364
bebe stores, Inc.	10,408	58,389
Body Central Corp.*	4,939	65,787
Brown Shoe Co., Inc.	81,973	1,764,879
Cato Corp., Class A	41,747	1,042,005
Children’s Place Retail Stores, Inc.*	4,561	249,943
Citi Trends, Inc.*	4,375	63,569
Conn’s, Inc.*	126,000	6,521,760
Destination Maternity Corp.	470	11,562
Destination XL Group, Inc.*	12,512	79,326
Finish Line, Inc., Class A	9,719	212,457
GameStop Corp., Class A	47,000	1,975,410
Genesco, Inc.*	2,012	134,784
Group 1 Automotive, Inc.	44,016	2,831,549
Haverty Furniture Cos., Inc.	4,556	104,834
hhgregg, Inc.*	3,841	61,341
Jos. A. Bank Clothiers, Inc.*	27,132	1,121,094
Kirkland’s, Inc.*	1,275	21,994
MarineMax, Inc.*	6,986	79,151
Men’s Wearhouse, Inc.	65,070	2,462,899
New York & Co., Inc.*	3,722	23,635
Office Depot, Inc.*	55,455	214,611
OfficeMax, Inc.	26,102	267,023
Pacific Sunwear of California, Inc.*	1,615	5,895
Penske Automotive Group, Inc.	44,608	1,362,328
PEP Boys-Manny, Moe & Jack*	90,829	1,051,800
Pier 1 Imports, Inc.	19,000	446,310
RadioShack Corp.*	30,399	96,061
Rent-A-Center, Inc.	17,338	651,042
Sears Hometown and Outlet Stores, Inc.*	914	39,960
Select Comfort Corp.*	997	24,985
Shoe Carnival, Inc.	4,484	107,661
Sonic Automotive, Inc., Class A	248,713	5,257,793
Stage Stores, Inc.	9,771	229,619
Stein Mart, Inc.	3,967	54,150
Systemax, Inc.	3,186	29,980
Tilly’s, Inc., Class A*	227	3,632
Trans World Entertainment Corp.	2,999	14,575
West Marine, Inc.*	55,307	608,377
Zale Corp.*	9,712	88,379

		29,689,311

Textiles, Apparel & Luxury Goods (0.6%)
American Apparel, Inc.*	17,201	33,026
Columbia Sportswear Co.	3,852	241,328
Crocs, Inc.*	3,565	58,822

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Culp, Inc.	366	$6,365
Fifth & Pacific Cos., Inc.*	35,951	803,145
G-III Apparel Group Ltd.*	1,226	58,995
Iconix Brand Group, Inc.*	9,120	268,219
Jones Group, Inc.	24,042	330,577
Maidenform Brands, Inc.*	61,281	1,062,000
Movado Group, Inc.	31,591	1,068,724
Perry Ellis International, Inc.	3,743	76,020
Quiksilver, Inc.*	10,794	69,513
R.G. Barry Corp.	2,669	43,345
Skechers U.S.A., Inc., Class A*	11,575	277,916
True Religion Apparel, Inc.	627	19,851
Unifi, Inc.*	4,456	92,106

		4,509,952

Total Consumer Discretionary		128,107,003

Consumer Staples (2.1%)
Beverages (0.0%)
Craft Brew Alliance, Inc.*	2,049	16,884

Food & Staples Retailing (0.3%)
Andersons, Inc.	5,579	296,747
Fairway Group Holdings Corp.*	2,744	66,322
Harris Teeter Supermarkets, Inc.	13,118	614,709
Ingles Markets, Inc., Class A	3,783	95,521
Nash Finch Co.	3,743	82,383
Pantry, Inc.*	6,628	80,729
Rite Aid Corp.*	86,179	246,472
Roundy’s, Inc.	7,479	62,300
Spartan Stores, Inc.	6,631	122,276
SUPERVALU, Inc.*	15,485	96,317
Village Super Market, Inc., Class A	728	24,090
Weis Markets, Inc.	3,321	149,677

		1,937,543

Food Products (1.1%)
Alico, Inc.	147	5,896
Boulder Brands, Inc.*	1,086	13,086
Cal-Maine Foods, Inc.	628	29,208
Chiquita Brands International, Inc.*	13,917	151,974
Darling International, Inc.*	325,919	6,081,649
Diamond Foods, Inc.*	6,673	138,465
Dole Food Co., Inc.*	15,382	196,120
Fresh Del Monte Produce, Inc.	11,379	317,247
Griffin Land & Nurseries, Inc.	762	21,732
John B. Sanfilippo & Son, Inc.	2,489	50,178
Omega Protein Corp.*	5,569	50,010
Post Holdings, Inc.*	9,770	426,558
Seaboard Corp.	80	216,640
Seneca Foods Corp., Class A*	2,478	76,025
Snyders-Lance, Inc.	12,040	342,056
Tootsie Roll Industries, Inc.	415	13,189
TreeHouse Foods, Inc.*	3,772	247,217

		8,377,250

Household Products (0.0%)
Central Garden & Pet Co., Class A*	10,939	75,479
Harbinger Group, Inc.*	9,957	75,076
Oil-Dri Corp. of America	1,146	31,481
Orchids Paper Products Co.	274	7,192

		189,228

Personal Products (0.6%)
Elizabeth Arden, Inc.*	1,181	$53,228
Inter Parfums, Inc.	141,890	4,046,703
Nature’s Sunshine Products, Inc.	3,189	52,140
Nutraceutical International Corp.	2,669	54,554
Revlon, Inc., Class A*	2,309	50,936
Synutra International, Inc.*	588	2,993

		4,260,554

Tobacco (0.1%)
Alliance One International, Inc.*	26,120	99,256
Universal Corp.	6,995	404,661
Vector Group Ltd.	4,663	75,634

		579,551

Total Consumer Staples		15,361,010

Energy (7.6%)
Energy Equipment & Services (6.4%)
Atwood Oceanics, Inc.*	32,500	1,691,625
Basic Energy Services, Inc.*	9,052	109,439
Bolt Technology Corp.	2,609	44,562
Bristow Group, Inc.	42,951	2,805,559
C&J Energy Services, Inc.*	13,505	261,592
Cal Dive International, Inc.*	30,047	56,488
CARBO Ceramics, Inc.	3,360	226,565
Dawson Geophysical Co.*	2,449	90,270
Era Group, Inc.*	6,003	156,978
Exterran Holdings, Inc.*	17,292	486,251
Forum Energy Technologies, Inc.*	5,879	178,898
Global Geophysical Services, Inc.*	6,191	29,222
Gulf Island Fabrication, Inc.	4,291	82,173
Gulfmark Offshore, Inc., Class A	8,000	360,720
Helix Energy Solutions Group, Inc.*	99,766	2,298,609
Hercules Offshore, Inc.*	47,859	336,927
Hornbeck Offshore Services, Inc.*	129,166	6,910,381
ION Geophysical Corp.*	451,119	2,715,736
Key Energy Services, Inc.*	45,505	270,755
Matrix Service Co.*	296,531	4,619,953
Mitcham Industries, Inc.*	278,813	4,678,482
Natural Gas Services Group, Inc.*	88,698	2,083,516
Newpark Resources, Inc.*	5,122	56,291
North American Energy Partners, Inc.*	720,000	3,045,600
Nuverra Environmental Solutions, Inc.*	40,475	117,378
Oil States International, Inc.*	20,800	1,926,912
Parker Drilling Co.*	415,706	2,070,216
PHI, Inc. (Non-Voting)*	3,581	122,828
Pioneer Energy Services Corp.*	18,604	123,158
Rowan Cos., plc, Class A*	50,000	1,703,500
SEACOR Holdings, Inc.	5,504	457,107
Tesco Corp.*	9,011	119,396
TETRA Technologies, Inc.*	23,380	239,879
TGC Industries, Inc.	377	3,099
Tidewater, Inc.	79,000	4,500,630
Unit Corp.*	27,000	1,149,660
Vantage Drilling Co.*	60,110	122,624
Willbros Group, Inc.*	11,970	73,496

		46,326,475

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (1.2%)
Adams Resources & Energy, Inc.	606	$41,747
Alon USA Energy, Inc.	6,931	100,222
Alpha Natural Resources, Inc.*	66,134	346,542
Apco Oil and Gas International, Inc.*	2,234	25,758
Approach Resources, Inc.*	4,583	112,604
Arch Coal, Inc.	64,033	242,045
Berry Petroleum Co., Class A	10,727	453,967
Bill Barrett Corp.*	10,419	210,672
BPZ Resources, Inc.*	35,060	62,757
Callon Petroleum Co.*	11,995	40,423
Carrizo Oil & Gas, Inc.*	1,747	49,493
Clayton Williams Energy, Inc.*	1,756	76,386
Cloud Peak Energy, Inc.*	18,278	301,221
Comstock Resources, Inc.	14,538	228,683
Contango Oil & Gas Co.	3,138	105,908
Crimson Exploration, Inc.*	6,348	17,901
Crosstex Energy, Inc.	1,297	25,629
Delek U.S. Holdings, Inc.	3,858	111,033
Emerald Oil, Inc.*	10,954	75,144
Endeavour International Corp.*	14,004	53,775
Energen Corp.	19,500	1,019,070
Energy XXI Bermuda Ltd.	23,776	527,352
EPL Oil & Gas, Inc.*	6,075	178,362
Equal Energy Ltd.	10,473	42,311
EXCO Resources, Inc.	19,778	151,104
Forest Oil Corp.*	31,284	127,952
Frontline Ltd.*	15,008	26,564
GasLog Ltd.	7,571	96,909
Green Plains Renewable Energy, Inc.*	7,515	100,100
Halcon Resources Corp.*	61,993	351,500
Hallador Energy Co.	2,377	19,135
Knightsbridge Tankers Ltd.	7,587	55,840
L&L Energy, Inc.*	8,913	31,641
Magnum Hunter Resources Corp.*	35,348	129,020
Matador Resources Co.*	14,773	176,981
Midstates Petroleum Co., Inc.*	9,895	53,532
Miller Energy Resources, Inc.*	9,651	38,604
Nordic American Tankers Ltd.	19,754	149,538
Northern Oil and Gas, Inc.*	19,076	254,474
Panhandle Oil and Gas, Inc., Class A	124	3,534
PDC Energy, Inc.*	9,096	468,262
Penn Virginia Corp.*	16,429	77,216
PetroQuest Energy, Inc.*	1,448	5,734
Quicksilver Resources, Inc.*	31,340	52,651
Renewable Energy Group, Inc.*	5,016	71,378
Resolute Energy Corp.*	20,260	161,675
REX American Resources Corp.*	1,510	43,443
Sanchez Energy Corp.*	7,957	182,693
Scorpio Tankers, Inc.	48,637	436,760
SemGroup Corp., Class A	896	48,259
Ship Finance International Ltd.	15,285	226,829
Stone Energy Corp.*	15,007	330,604
Swift Energy Co.*	12,875	154,371
Teekay Tankers Ltd., Class A	18,571	48,842
Triangle Petroleum Corp.*	11,390	79,844
Ur-Energy, Inc.*	28,767	38,548
VAALCO Energy, Inc.*	8,548	48,895
W&T Offshore, Inc.	10,434	149,102
Warren Resources, Inc.*	21,768	$55,508
Western Refining, Inc.	7,065	198,315
Westmoreland Coal Co.*	3,493	39,226
ZaZa Energy Corp.*	6,382	7,658

		9,141,246

Total Energy		55,467,721

Financials (23.0%)
Capital Markets (2.0%)
Apollo Investment Corp.	67,293	520,848
Arlington Asset Investment Corp., Class A	4,313	115,330
BlackRock Kelso Capital Corp.	22,069	206,566
Calamos Asset Management, Inc., Class A	5,938	62,349
Capital Southwest Corp.	1,003	138,244
CIFC Corp.*	2,080	15,704
Cowen Group, Inc., Class A*	29,111	84,422
Dundee Corp., Class A*	170,000	3,450,184
FBR & Co.*	2,683	67,773
Fidus Investment Corp.	4,064	76,037
Fifth Street Finance Corp.	36,248	378,792
Garrison Capital, Inc.	1,727	26,630
GFI Group, Inc.	20,970	81,993
Gladstone Capital Corp.	6,644	54,281
Gladstone Investment Corp.	7,956	58,477
Golub Capital BDC, Inc.	10,301	180,268
GSV Capital Corp.*	5,657	44,464
Hercules Technology Growth Capital, Inc.	18,360	255,938
HFF, Inc., Class A	1,587	28,201
Horizon Technology Finance Corp.	2,506	34,432
ICG Group, Inc.*	10,611	120,965
INTL FCStone, Inc.*	2,946	51,408
Investment Technology Group, Inc.*	11,198	156,548
Janus Capital Group, Inc.	44,660	380,057
JMP Group, Inc.	4,771	31,679
KCAP Financial, Inc.	8,426	94,877
Knight Capital Group, Inc., Class A*	54,775	196,642
Main Street Capital Corp.	9,711	268,898
Manning & Napier, Inc.	4,068	72,248
MCG Capital Corp.	21,554	112,296
Medallion Financial Corp.	5,576	77,562
Medley Capital Corp.	8,707	118,241
MVC Capital, Inc.	7,182	90,421
New Mountain Finance Corp.	9,303	131,730
NGP Capital Resources Co.	6,278	38,484
Oppenheimer Holdings, Inc., Class A	3,096	58,948
PennantPark Floating Rate Capital Ltd.	3,007	42,519
PennantPark Investment Corp.	20,083	221,917
Piper Jaffray Cos., Inc.*	5,151	162,823
Prospect Capital Corp.	72,865	786,942
Safeguard Scientifics, Inc.*	6,347	101,869
Solar Capital Ltd.	13,518	312,131
Solar Senior Capital Ltd.	3,444	63,404
Stellus Capital Investment Corp.	3,586	53,969
Stifel Financial Corp.*	19,028	678,729
SWS Group, Inc.*	8,624	47,001
TCP Capital Corp.	7,709	129,280

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

THL Credit, Inc.	7,796	$118,421
TICC Capital Corp.	15,655	150,601
Triangle Capital Corp.	8,241	226,710
Value Partners Group Ltd.	3,000,000	1,616,802
Walter Investment Management Corp.*	11,057	373,837
WhiteHorse Finance, Inc.	2,032	32,004
WisdomTree Investments, Inc.*	141,600	1,638,312

		14,639,208

Commercial Banks (5.4%)
1st Source Corp.	4,482	106,492
1st United Bancorp, Inc./Florida	9,115	61,253
Access National Corp.	2,244	29,127
American National Bankshares, Inc.	2,430	56,473
Ameris Bancorp*	7,166	120,747
Ames National Corp.	2,781	63,296
Arrow Financial Corp.	3,124	77,319
BancFirst Corp.	2,119	98,639
Banco Latinoamericano de Comercio Exterior S.A., Class E	8,761	196,159
Bancorp, Inc./Delaware*	9,842	147,532
BancorpSouth, Inc.	28,582	505,901
Bank of Kentucky Financial Corp.	1,811	51,505
Bank of Marin Bancorp/California	1,665	66,600
Bank of the Ozarks, Inc.	2,684	116,298
Banner Corp.	5,843	197,435
Bar Harbor Bankshares	1,179	43,092
BBCN Bancorp, Inc.	23,763	337,910
BNC Bancorp	5,276	60,252
BOK Financial Corp.	9,700	621,285
Boston Private Financial Holdings, Inc.	23,885	254,136
Bridge Bancorp, Inc.	2,686	60,435
Bridge Capital Holdings*	2,853	45,249
Bryn Mawr Bank Corp.	4,036	96,581
C&F Financial Corp.	991	55,228
Camden National Corp.	2,279	80,836
Capital Bank Financial Corp., Class A*	7,403	140,583
Capital City Bank Group, Inc.*	3,681	42,442
Cardinal Financial Corp.	9,077	132,887
Cascade Bancorp*	1,868	11,600
Cathay General Bancorp	176,667	3,595,173
Center Bancorp, Inc.	3,429	43,514
Centerstate Banks, Inc.	8,994	78,068
Central Pacific Financial Corp.*	6,589	118,602
Century Bancorp, Inc./Massachusetts, Class A	1,010	35,350
Chemical Financial Corp.	38,287	995,079
Chemung Financial Corp.	999	33,457
Citizens & Northern Corp.	3,753	72,508
City Holding Co.	4,697	182,948
CNB Financial Corp./Pennsylvania	3,882	65,761
CoBiz Financial, Inc.	10,641	88,320
Columbia Banking System, Inc.	15,359	365,698
Community Bank System, Inc.	12,040	371,434
Community Trust Bancorp, Inc.	4,236	150,886
ConnectOne Bancorp, Inc.*	526	16,169
Crescent Financial Bancshares, Inc.*	3,446	15,093
CU Bancorp*	2,750	43,450
Customers Bancorp, Inc.*	5,986	97,272
CVB Financial Corp.	27,529	$323,741
Eagle Bancorp, Inc.*	6,670	149,270
East West Bancorp, Inc.	175,000	4,812,500
Enterprise Bancorp, Inc./Massachusetts	2,134	39,458
Enterprise Financial Services Corp.	5,483	87,509
F.N.B. Corp./Pennsylvania	43,450	524,876
Farmers Capital Bank Corp.*	2,197	47,653
Fidelity Southern Corp.*	3,143	38,879
Financial Institutions, Inc.	4,164	76,659
First Bancorp, Inc./Maine	2,941	51,409
First Bancorp/North Carolina	5,859	82,612
First BanCorp/Puerto Rico*	21,615	153,034
First Busey Corp.	21,807	98,131
First Commonwealth Financial Corp.	29,635	218,410
First Community Bancshares, Inc./Virginia	5,374	84,264
First Connecticut Bancorp, Inc./Connecticut	5,176	72,050
First Financial Bancorp	17,468	260,273
First Financial Bankshares, Inc.	3,093	172,156
First Financial Corp./Indiana	3,396	105,242
First Financial Holdings, Inc.	4,991	105,859
First Interstate Bancsystem, Inc.	5,252	108,874
First M&F Corp.	2,423	38,308
First Merchants Corp.	8,697	149,154
First Midwest Bancorp, Inc./Illinois	22,536	309,194
First NBC Bank Holding Co.*	1,234	30,110
First of Long Island Corp.	2,339	77,631
First Security Group, Inc./Tennessee*	18,556	40,267
FirstMerit Corp.	49,713	995,751
Flushing Financial Corp.	9,253	152,212
FNB United Corp.*	3,060	24,817
German American Bancorp, Inc.	3,891	87,625
Glacier Bancorp, Inc.	21,633	480,036
Great Southern Bancorp, Inc.	3,039	81,931
Guaranty Bancorp	4,697	53,311
Hampton Roads Bankshares, Inc.*	9,591	12,372
Hancock Holding Co.	25,430	764,680
Hanmi Financial Corp.*	9,397	166,045
Heartland Financial USA, Inc.	4,445	122,193
Heritage Commerce Corp.*	6,217	43,519
Heritage Financial Corp./Washington	4,455	65,266
Heritage Oaks Bancorp*	6,238	38,488
Home BancShares, Inc./Arkansas	10,082	261,830
Home Federal Bancorp, Inc./Idaho	4,459	56,808
HomeTrust Bancshares, Inc.*	6,287	106,628
Horizon Bancorp/Indiana	2,573	52,515
Hudson Valley Holding Corp.	4,919	83,525
IBERIABANK Corp.	8,935	479,005
Independent Bank Corp./Massachusetts	6,857	236,566
Independent Bank Group, Inc.*	1,109	33,714
International Bancshares Corp.	15,997	361,212
Intervest Bancshares Corp., Class A*	5,263	35,157
Investors Bancorp, Inc.	13,870	292,380
Lakeland Bancorp, Inc.	8,929	93,129
Lakeland Financial Corp.	4,957	137,557

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

LCNB Corp.	1,685	$37,677
Macatawa Bank Corp.*	6,967	35,114
MainSource Financial Group, Inc.	6,092	81,816
MB Financial, Inc.	16,473	441,476
Mercantile Bank Corp.	2,607	46,848
Merchants Bancshares, Inc.	1,677	49,589
Metro Bancorp, Inc.*	4,299	86,109
MetroCorp Bancshares, Inc.	4,704	45,911
Middleburg Financial Corp.	1,605	30,655
MidSouth Bancorp, Inc.	2,589	40,207
MidWestOne Financial Group, Inc.	1,994	47,976
National Bank Holdings Corp., Class A	15,616	307,635
National Bankshares, Inc./Virginia	2,145	76,212
National Penn Bancshares, Inc.	35,271	358,353
NBT Bancorp, Inc.	13,262	280,757
NewBridge Bancorp*	7,418	44,434
Northrim BanCorp, Inc.	1,953	47,243
OFG Bancorp	61,632	1,116,156
Old National Bancorp/Indiana	30,569	422,769
OmniAmerican Bancorp, Inc.*	3,440	75,783
Pacific Continental Corp.	5,448	64,286
Pacific Premier Bancorp, Inc.*	4,514	55,161
PacWest Bancorp	11,383	348,889
Palmetto Bancshares, Inc.*	1,273	16,549
Park National Corp.	3,454	237,601
Park Sterling Corp.*	13,452	79,501
Peapack-Gladstone Financial Corp.	2,672	46,760
Penns Woods Bancorp, Inc.	1,074	44,958
Peoples Bancorp, Inc./Ohio	14,633	308,464
Pinnacle Financial Partners, Inc.*	10,470	269,184
Preferred Bank/California*	3,479	57,334
PrivateBancorp, Inc.	19,463	412,810
Prosperity Bancshares, Inc.	18,061	935,379
Renasant Corp.	7,608	185,179
Republic Bancorp, Inc./Kentucky, Class A	2,937	64,379
S&T Bancorp, Inc.	8,945	175,322
Sandy Spring Bancorp, Inc.	7,469	161,480
SCBT Financial Corp.	4,881	245,954
Seacoast Banking Corp. of Florida*	21,505	47,311
Sierra Bancorp	3,648	53,990
Simmons First National Corp., Class A	5,040	131,494
Southside Bancshares, Inc.	5,437	129,836
Southwest Bancorp, Inc./Oklahoma*	5,955	78,606
State Bank Financial Corp.	9,499	142,770
StellarOne Corp.	6,970	136,961
Sterling Bancorp/New York	9,549	110,959
Sterling Financial Corp./Washington	10,188	242,271
Suffolk Bancorp*	3,443	56,259
Sun Bancorp, Inc./New Jersey*	11,815	40,053
Susquehanna Bancshares, Inc.	56,012	719,754
SY Bancorp, Inc.	4,158	101,996
Taylor Capital Group, Inc.*	5,178	87,456
Texas Capital Bancshares, Inc.*	12,206	541,458
Tompkins Financial Corp.	4,297	194,181
TowneBank/Virginia	7,833	115,302
Trico Bancshares	4,829	103,003
Tristate Capital Holdings, Inc.*	1,919	26,386
Trustmark Corp.	20,222	497,057
UMB Financial Corp.	9,736	$542,003
Umpqua Holdings Corp.	33,589	504,171
Union First Market Bankshares Corp.	6,123	126,073
United Bankshares, Inc./West Virginia	12,961	342,818
United Community Banks, Inc./Georgia*	12,914	160,392
Univest Corp. of Pennsylvania	5,171	98,611
ViewPoint Financial Group, Inc.	11,913	247,910
Virginia Commerce Bancorp, Inc.*	8,068	112,629
Washington Banking Co.	4,817	68,401
Washington Trust Bancorp, Inc.	4,364	124,461
Webster Financial Corp.	27,059	694,875
WesBanco, Inc.	7,753	204,912
West Bancorp, Inc.	4,792	56,306
Westamerica Bancorp	8,069	368,673
Western Alliance Bancorp*	22,210	351,584
Wilshire Bancorp, Inc.	18,604	123,158
Wintrust Financial Corp.	11,103	425,023
Yadkin Financial Corp.*	4,221	59,263

		39,372,145

Consumer Finance (0.5%)
Cash America International, Inc.	8,545	388,456
Consumer Portfolio Services, Inc.*	2,155	15,818
DFC Global Corp.*	12,110	167,239
Encore Capital Group, Inc.*	1,553	51,420
EZCORP, Inc., Class A*	165,251	2,789,437
First Marblehead Corp.*	27,066	31,938
Green Dot Corp., Class A*	7,725	154,114
Imperial Holdings, Inc.*	5,107	34,983
Nelnet, Inc., Class A	6,872	248,010
Nicholas Financial, Inc.	3,064	46,327
Regional Management Corp.*	773	19,325

		3,947,067

Diversified Financial Services (2.4%)
California First National Bancorp	769	12,688
CBOE Holdings, Inc.	17,000	792,880
Gain Capital Holdings, Inc.	3,570	22,527
Marlin Business Services Corp.	2,469	56,244
NewStar Financial, Inc.*	7,890	105,095
Onex Corp.	132,500	6,055,250
PHH Corp.*	17,063	347,744
PICO Holdings, Inc.*	6,781	142,130
Resource America, Inc., Class A	3,599	30,591
Texas Pacific Land Trust	114,900	9,738,924

		17,304,073

Insurance (3.7%)
Ambac Financial Group, Inc.*	10,667	254,195
American Equity Investment Life Holding Co.	17,781	279,162
American Safety Insurance Holdings Ltd.*	2,650	76,717
AMERISAFE, Inc.	5,481	177,530
Amtrust Financial Services, Inc.	77,066	2,751,256
Argo Group International Holdings Ltd.	5,473	231,988
Arthur J. Gallagher & Co.	18,500	808,265

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Aspen Insurance Holdings Ltd.	37,500	$1,390,875
Assurant, Inc.	4,000	203,640
Baldwin & Lyons, Inc., Class B	2,781	67,523
Citizens, Inc./Texas*	12,925	77,291
CNO Financial Group, Inc.	66,544	862,410
Crawford & Co., Class B	5,202	29,235
Donegal Group, Inc., Class A	2,142	29,924
Eastern Insurance Holdings, Inc.	1,669	31,294
EMC Insurance Group, Inc.	1,353	35,530
Employers Holdings, Inc.	2,882	70,465
Enstar Group Ltd.*	1,857	246,944
FBL Financial Group, Inc., Class A	2,675	116,389
First American Financial Corp.	32,408	714,272
Fortegra Financial Corp.*	1,954	13,424
Global Indemnity plc*	2,857	67,282
Greenlight Capital Reinsurance Ltd., Class A*	111,960	2,746,379
Hallmark Financial Services, Inc.*	3,844	35,134
Hanover Insurance Group, Inc.	12,300	601,839
HCC Insurance Holdings, Inc.	14,700	633,717
Hilltop Holdings, Inc.*	18,557	304,335
Horace Mann Educators Corp.	11,912	290,415
Independence Holding Co.	2,379	28,120
Infinity Property & Casualty Corp.	1,801	107,628
Investors Title Co.	400	28,376
Kansas City Life Insurance Co.	1,224	46,842
Maiden Holdings Ltd.	13,137	147,397
Meadowbrook Insurance Group, Inc.	14,175	113,825
Montpelier Reinsurance Holdings Ltd.	65,251	1,631,927
National Financial Partners Corp.*	12,129	306,985
National Interstate Corp.	1,501	43,904
National Western Life Insurance Co., Class A	663	125,871
Navigators Group, Inc.*	3,060	174,542
Old Republic International Corp.	113,000	1,454,310
OneBeacon Insurance Group Ltd., Class A	6,869	99,463
Phoenix Cos., Inc.*	1,761	75,723
Platinum Underwriters Holdings Ltd.	9,542	545,993
Primerica, Inc.	17,050	638,352
Protective Life Corp.	69,000	2,650,290
RLI Corp.	6,631	506,675
Safety Insurance Group, Inc.	3,880	188,219
Selective Insurance Group, Inc.	16,620	382,592
StanCorp Financial Group, Inc.	42,000	2,075,220
State Auto Financial Corp.	4,419	80,293
Stewart Information Services Corp.	6,348	166,254
Symetra Financial Corp.	24,342	389,229
Tower Group International Ltd.	15,862	325,330
United Fire Group, Inc.	5,710	141,779
Universal Insurance Holdings, Inc.	7,908	55,989
Validus Holdings Ltd.	35,000	1,264,200

		26,942,758

Real Estate Investment Trusts (REITs) (5.7%)
Acadia Realty Trust (REIT)	13,430	331,587
AG Mortgage Investment Trust, Inc. (REIT)	8,559	160,995
Agree Realty Corp. (REIT)	4,044	$119,379
American Assets Trust, Inc. (REIT)	10,150	313,229
American Capital Mortgage Investment Corp. (REIT)	17,789	319,668
American Realty Capital Properties, Inc. (REIT)	38,348	585,190
American Residential Properties, Inc. (REIT)*	4,083	70,228
AmREIT, Inc. (REIT)	4,831	93,432
Anworth Mortgage Asset Corp. (REIT)	44,079	246,842
Apollo Commercial Real Estate Finance, Inc. (REIT)	11,291	179,301
Apollo Residential Mortgage, Inc. (REIT)	9,591	158,060
Ares Commercial Real Estate Corp. (REIT)	2,239	28,682
Armada Hoffler Properties, Inc. (REIT)	5,640	66,439
ARMOUR Residential REIT, Inc. (REIT)	112,449	529,635
Ashford Hospitality Trust, Inc. (REIT)	15,748	180,315
Associated Estates Realty Corp. (REIT)	9,176	147,550
Aviv REIT, Inc. (REIT)	3,091	78,171
Campus Crest Communities, Inc. (REIT)	19,359	223,403
CapLease, Inc. (REIT)	26,702	225,365
Capstead Mortgage Corp. (REIT)	28,833	348,879
Cedar Realty Trust, Inc. (REIT)	17,779	92,095
Chambers Street Properties (REIT)	74,472	744,720
Chatham Lodging Trust (REIT)	5,387	92,549
Chesapeake Lodging Trust (REIT)	14,649	304,553
Colonial Properties Trust (REIT)	26,641	642,581
Colony Financial, Inc. (REIT)	19,442	386,701
Cousins Properties, Inc. (REIT)	32,093	324,139
CubeSmart (REIT)	40,030	639,679
CyrusOne, Inc. (REIT)	5,733	118,902
CYS Investments, Inc. (REIT)	52,547	483,958
DCT Industrial Trust, Inc. (REIT)	87,155	623,158
DiamondRock Hospitality Co. (REIT)	58,577	545,938
DuPont Fabros Technology, Inc. (REIT)	10,590	255,748
Dynex Capital, Inc. (REIT)	16,676	169,928
EastGroup Properties, Inc. (REIT)	622	35,000
Education Realty Trust, Inc. (REIT)	34,441	352,331
Ellington Residential Mortgage REIT (REIT)	1,926	34,379
EPR Properties (REIT)	14,117	709,662
Equity Lifestyle Properties, Inc. (REIT)	67,100	5,273,389
Equity One, Inc. (REIT)	18,011	407,589
Excel Trust, Inc. (REIT)	14,493	185,655
FelCor Lodging Trust, Inc. (REIT)*	37,093	219,220
First Industrial Realty Trust, Inc. (REIT)	32,315	490,219
First Potomac Realty Trust (REIT)	17,523	228,850
Franklin Street Properties Corp. (REIT)	26,914	355,265

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

GEO Group, Inc. (REIT)	12,102	$410,863
Getty Realty Corp. (REIT)	7,839	161,875
Gladstone Commercial Corp. (REIT)	3,882	72,360
Glimcher Realty Trust (REIT)	4,648	50,756
Government Properties Income Trust (REIT)	16,367	412,776
Gramercy Property Trust, Inc. (REIT)*	17,800	80,100
Healthcare Realty Trust, Inc. (REIT)	16,686	425,493
Hersha Hospitality Trust (REIT)	60,685	342,263
Highwoods Properties, Inc. (REIT)	16,985	604,836
Hudson Pacific Properties, Inc. (REIT)	13,064	278,002
Inland Real Estate Corp. (REIT)	3,895	39,807
Invesco Mortgage Capital, Inc. (REIT)	40,609	672,485
Investors Real Estate Trust (REIT)	29,025	249,615
iStar Financial, Inc. (REIT)*	25,712	290,288
JAVELIN Mortgage Investment Corp. (REIT)	4,086	57,572
Kite Realty Group Trust (REIT)	27,323	164,758
LaSalle Hotel Properties (REIT)	28,703	708,964
Lexington Realty Trust (REIT)	50,567	590,623
LTC Properties, Inc. (REIT)	1,483	57,911
Medical Properties Trust, Inc. (REIT)	45,099	645,818
Monmouth Real Estate Investment Corp. (REIT), Class A	12,489	123,266
MPG Office Trust, Inc. (REIT)*	17,189	53,973
New Residential Investment Corp. (REIT)	75,644	509,841
New York Mortgage Trust, Inc. (REIT)	19,318	130,783
NorthStar Realty Finance Corp. (REIT)	59,409	540,622
One Liberty Properties, Inc. (REIT)	3,607	79,210
Parkway Properties, Inc./Maryland (REIT)	13,043	218,601
Pebblebrook Hotel Trust (REIT)	18,464	477,294
Pennsylvania Real Estate Investment Trust (REIT)	20,496	386,964
PennyMac Mortgage Investment Trust (REIT)	18,141	381,868
RAIT Financial Trust (REIT)	21,062	158,386
Ramco-Gershenson Properties
Trust (REIT)	18,007	279,649
Redwood Trust, Inc. (REIT)	24,626	418,642
Resource Capital Corp. (REIT)	38,314	235,631
Retail Opportunity Investments Corp. (REIT)	19,840	275,776
RLJ Lodging Trust (REIT)	37,167	835,886
Rouse Properties, Inc. (REIT)	272,816	5,352,650
Ryman Hospitality Properties (REIT)	4,660	181,787
Sabra Health Care REIT, Inc. (REIT)	6,684	174,519
Select Income REIT (REIT)	5,132	143,901
Silver Bay Realty Trust Corp. (REIT)	4,690	77,666
Sovran Self Storage, Inc. (REIT)	877	$56,821
Spirit Realty Capital, Inc. (REIT)	17,244	305,564
STAG Industrial, Inc. (REIT)	12,520	249,774
Strategic Hotels & Resorts, Inc. (REIT)*	8,945	79,253
Summit Hotel Properties, Inc. (REIT)	19,644	185,636
Sunstone Hotel Investors, Inc. (REIT)*	49,030	592,282
Terreno Realty Corp. (REIT)	5,866	108,697
UMH Properties, Inc. (REIT)	4,018	41,265
Urstadt Biddle Properties, Inc. (REIT), Class A	2,064	41,631
Washington Real Estate Investment
Trust (REIT)	14,444	388,688
Western Asset Mortgage Capital Corp. (REIT)	7,293	127,336
Whitestone REIT (REIT)	5,185	81,716
Winthrop Realty Trust (REIT)	280,291	3,371,901
ZAIS Financial Corp. (REIT)	319	5,796

		41,112,998

Real Estate Management & Development (2.3%)
Alexander & Baldwin, Inc.*	12,845	510,589
Altisource Residential Corp.*	7,469	124,658
AV Homes, Inc.*	2,900	51,417
Consolidated-Tomoka Land Co.	1,729	65,979
Dream Unlimited Corp.*	172,700	1,871,998
Forestar Group, Inc.*	9,234	185,234
Howard Hughes Corp.*	124,200	13,921,578
Kennedy-Wilson Holdings, Inc.	14,210	236,454
Tejon Ranch Co.*	272	7,749
Thomas Properties Group, Inc.	8,784	46,555

		17,022,211

Thrifts & Mortgage Finance (1.0%)
Astoria Financial Corp.	26,412	284,721
Bank Mutual Corp.	13,912	78,464
BankFinancial Corp.	6,196	52,666
BBX Capital Corp., Class A*	2,117	27,330
Beneficial Mutual Bancorp, Inc.*	9,421	79,136
Berkshire Hills Bancorp, Inc.	7,515	208,616
Brookline Bancorp, Inc.	21,054	182,749
Capitol Federal Financial, Inc.	44,340	538,288
Charter Financial Corp./Maryland	6,761	68,151
Clifton Savings Bancorp, Inc.	2,501	29,637
Dime Community Bancshares, Inc.	9,424	144,376
Doral Financial Corp.*	37,390	31,034
ESB Financial Corp.	3,692	44,784
ESSA Bancorp, Inc.	2,996	32,836
EverBank Financial Corp.	23,980	397,109
Farmer Mac, Class C	3,084	89,066
First Defiance Financial Corp.	2,878	64,899
First Federal Bancshares of Arkansas, Inc.*	642	5,072
First Financial Northwest, Inc.	4,968	51,220
First PacTrust Bancorp, Inc.	3,277	44,502
Flagstar Bancorp, Inc.*	5,911	82,518
Fox Chase Bancorp, Inc.	3,696	62,832
Franklin Financial Corp./Virginia	3,337	60,099
Hingham Institution for Savings	388	26,337

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Home Bancorp, Inc.*	1,943	$35,946
Home Loan Servicing Solutions Ltd	17,045	408,569
HomeStreet, Inc	3,859	82,776
Kearny Financial Corp.*	4,627	48,537
Meridian Interstate Bancorp, Inc.*	2,441	45,964
Meta Financial Group, Inc	1,586	41,680
MGIC Investment Corp.*	43,854	266,194
NASB Financial, Inc.*	1,192	31,195
Northfield Bancorp, Inc./New Jersey	13,370	156,696
Northwest Bancshares, Inc	28,192	380,874
OceanFirst Financial Corp	4,323	67,223
Oritani Financial Corp	9,333	146,341
PennyMac Financial Services, Inc., Class A*	3,790	80,613
Provident Financial Holdings, Inc	2,789	44,289
Provident Financial Services, Inc	17,989	283,866
Provident New York Bancorp	13,231	123,578
Radian Group, Inc	37,719	438,295
Rockville Financial, Inc	8,362	109,375
Roma Financial Corp.*	317	5,757
Territorial Bancorp, Inc	3,330	75,291
Tree.com, Inc	865	14,826
TrustCo Bank Corp./New York	162,896	886,154
United Community Financial Corp./Ohio*	11,482	53,391
United Financial Bancorp, Inc.	5,974	90,506
Walker & Dunlop, Inc.*	4,910	85,925
Waterstone Financial, Inc.*	2,252	22,880
Westfield Financial, Inc.	5,899	41,293
WSFS Financial Corp.	2,338	122,488

		6,876,964

Total Financials		167,217,424

Health Care (2.4%)
Biotechnology (0.2%)
ACADIA Pharmaceuticals, Inc.*	1,171	21,254
Alnylam Pharmaceuticals, Inc.*	995	30,855
Arena Pharmaceuticals, Inc.*	7,645	58,866
ArQule, Inc.*	1,235	2,865
Astex Pharmaceuticals*	24,460	100,531
AVEO Pharmaceuticals, Inc.*	15,541	38,852
Celldex Therapeutics, Inc.*	1,582	24,695
Curis, Inc.*	5,577	17,791
Cytokinetics, Inc.*	1,495	17,297
Cytori Therapeutics, Inc.*	4,483	10,311
Dynavax Technologies Corp.*	6,309	6,940
Emergent Biosolutions, Inc.*	6,774	97,681
Enzon Pharmaceuticals, Inc.	11,501	23,002
Geron Corp.*	38,569	57,853
Idenix Pharmaceuticals, Inc.*	3,621	13,072
ImmunoGen, Inc.*	5,888	97,682
Immunomedics, Inc.*	1,256	6,833
InterMune, Inc.*	1,817	17,479
Lexicon Pharmaceuticals, Inc.*	5,370	11,653
Momenta Pharmaceuticals, Inc.*	2,415	36,370
NPS Pharmaceuticals, Inc.*	10,741	162,189
Progenics Pharmaceuticals, Inc.*	3,016	13,451
Prothena Corp. plc*	3,507	45,275
Rigel Pharmaceuticals, Inc.*	26,070	$87,074
SIGA Technologies, Inc.*	1,084	3,079
Spectrum Pharmaceuticals, Inc.	17,969	134,049
Targacept, Inc.*	8,466	36,150
Vical, Inc.*	1,635	5,117
XOMA Corp.*	2,363	8,578

		1,186,844

Health Care Equipment & Supplies (1.5%)
Alphatec Holdings, Inc.*	18,433	37,788
Analogic Corp.	2,006	146,097
AngioDynamics, Inc.*	7,389	83,348
Anika Therapeutics, Inc.*	1,478	25,126
ArthroCare Corp.*	1,528	52,762
Biolase, Inc.*	843	3,018
CONMED Corp.	8,333	260,323
CryoLife, Inc.	7,514	47,038
Cutera, Inc.*	4,348	38,262
Cynosure, Inc., Class A*	3,464	89,996
Derma Sciences, Inc.*	4,087	54,561
Exactech, Inc.*	2,219	43,825
Greatbatch, Inc.*	7,204	236,219
Hill-Rom Holdings, Inc.	28,100	946,408
ICU Medical, Inc.*	385	27,743
Integra LifeSciences Holdings Corp.*	2,723	99,743
Invacare Corp.	9,597	137,813
Medical Action Industries, Inc.*	2,558	19,697
Merit Medical Systems, Inc.*	12,717	141,795
Natus Medical, Inc.*	3,739	51,037
Navidea Biopharmaceuticals, Inc.*	5,261	14,047
NuVasive, Inc.*	10,415	258,188
OraSure Technologies, Inc.*	16,579	64,326
Orthofix International N.V.*	5,818	156,504
PhotoMedex, Inc.*	2,821	44,967
Rochester Medical Corp.*	327,000	4,816,710
Rockwell Medical, Inc.*	9,880	35,667
RTI Biologics, Inc.*	16,800	63,168
Solta Medical, Inc.*	21,695	49,465
STAAR Surgical Co.*	737	7,481
STERIS Corp.	27,500	1,179,200
Symmetry Medical, Inc.*	11,121	93,639
Teleflex, Inc.	18,000	1,394,820
Tornier N.V.*	7,743	135,502
Wright Medical Group, Inc.*	12,154	318,556

		11,174,839

Health Care Providers & Services (0.6%)
Addus HomeCare Corp.*	1,441	28,445
Alliance HealthCare Services, Inc.*	879	13,748
Almost Family, Inc.	2,447	46,493
Amedisys, Inc.*	9,402	109,251
Amsurg Corp.*	6,766	237,487
Assisted Living Concepts, Inc., Class A*	5,990	71,640
BioScrip, Inc.*	13,297	219,400
Chindex International, Inc.*	2,852	46,259
Cross Country Healthcare, Inc.*	7,885	40,687
Ensign Group, Inc.	314	11,059
Five Star Quality Care, Inc.*	12,887	72,296
Hanger, Inc.*	5,929	187,534

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

HealthSouth Corp.*	4,271	$123,005
Healthways, Inc.*	3,576	62,151
Kindred Healthcare, Inc.*	16,160	212,181
LHC Group, Inc.*	3,662	71,702
Magellan Health Services, Inc.*	8,100	454,248
National Healthcare Corp.	3,192	152,578
National Research Corp., Class A*	1,738	31,284
Owens & Minor, Inc.	14,911	504,439
PharMerica Corp.*	8,950	124,047
Select Medical Holdings Corp.	14,434	118,359
Skilled Healthcare Group, Inc., Class A*	482	3,220
Triple-S Management Corp., Class B*	6,661	143,012
Universal American Corp.	11,458	101,862
USMD Holdings, Inc.*	309	9,143
Vanguard Health Systems, Inc.*	1,407	29,181
WellCare Health Plans, Inc.*	13,019	723,205

		3,947,916

Health Care Technology (0.0%)
Omnicell, Inc.*	4,491	92,290
Vocera Communications, Inc.*	1,021	15,009

		107,299

Life Sciences Tools & Services (0.0%)
Affymetrix, Inc.*	21,611	95,953
Albany Molecular Research, Inc.*	6,942	82,401
Cambrex Corp.*	4,639	64,807
Harvard Bioscience, Inc.*	7,265	34,363
Pacific Biosciences of California, Inc.*	13,963	35,187

		312,711

Pharmaceuticals (0.1%)
Cornerstone Therapeutics, Inc.*	2,430	19,440
Hi-Tech Pharmacal Co., Inc.	2,176	72,243
Horizon Pharma, Inc.*	7,477	18,393
Impax Laboratories, Inc.*	20,519	409,354
Nektar Therapeutics*	10,699	123,574
Pernix Therapeutics Holdings*	5,079	18,335
Pozen, Inc.*	7,989	40,025
Sciclone Pharmaceuticals, Inc.*	4,288	21,269
XenoPort, Inc.*	11,004	54,470

		777,103

Total Health Care		17,506,712

Industrials (16.5%)
Aerospace & Defense (0.9%)
AAR Corp.	98,954	2,175,009
Aerovironment, Inc.*	5,534	111,676
American Science & Engineering, Inc.	2,069	115,864
API Technologies Corp.*	10,061	28,171
Cubic Corp.	5,525	265,753
Curtiss-Wright Corp.	14,071	521,471
DigitalGlobe, Inc.*	22,302	691,585
Ducommun, Inc.*	3,161	67,203
Engility Holdings, Inc.*	5,123	145,596
Erickson Air-Crane, Inc.*	341	6,414
Esterline Technologies Corp.*	9,373	$677,574
GenCorp, Inc.*	3,957	64,341
KEYW Holding Corp.*	5,828	77,221
Kratos Defense & Security Solutions, Inc.*	13,125	85,050
LMI Aerospace, Inc.*	2,792	52,322
Moog, Inc., Class A*	12,321	634,901
National Presto Industries, Inc.	1,333	96,016
Orbital Sciences Corp.*	17,970	312,139
Sparton Corp.*	3,031	52,254
Teledyne Technologies, Inc.*	7,709	596,291

		6,776,851

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	15,827	104,617
Atlas Air Worldwide Holdings, Inc.*	7,752	339,228
Pacer International, Inc.*	9,566	60,361
UTi Worldwide, Inc.	7,752	127,675
XPO Logistics, Inc.*	3,960	71,636

		703,517

Airlines (0.3%)
Hawaiian Holdings, Inc.*	15,515	94,797
JetBlue Airways Corp.*	69,816	439,841
Republic Airways Holdings, Inc.*	7,067	80,069
SkyWest, Inc.	94,736	1,282,725
U.S. Airways Group, Inc.*	29,697	487,625

		2,385,057

Building Products (0.9%)
Apogee Enterprises, Inc.	49,678	1,192,272
Gibraltar Industries, Inc.*	86,318	1,256,790
Griffon Corp.	13,473	151,571
Insteel Industries, Inc.	462	8,094
NCI Building Systems, Inc.*	1,053	16,101
Ply Gem Holdings, Inc.*	482	9,669
Quanex Building Products Corp.	11,102	186,958
Simpson Manufacturing Co., Inc.	46,146	1,357,615
Universal Forest Products, Inc.	51,940	2,073,445

		6,252,515

Commercial Services & Supplies (2.3%)
A.T. Cross Co., Class A*	223	3,780
ABM Industries, Inc.	16,367	401,155
ACCO Brands Corp.*	33,977	216,094
ARC Document Solutions, Inc.*	11,247	44,988
Brink’s Co.	4,151	105,892
Casella Waste Systems, Inc., Class A*	1,465	6,314
CECO Environmental Corp.	555	6,826
Cenveo, Inc.*	8,480	18,062
CompX International, Inc.	248	3,462
Consolidated Graphics, Inc.*	2,180	102,482
Courier Corp.	3,355	47,909
Deluxe Corp.	5,321	184,373
EnerNOC, Inc.*	5,137	68,117
Ennis, Inc.	7,816	135,139
G&K Services, Inc., Class A	4,892	232,859
Heritage-Crystal Clean, Inc.*	240	3,506
HNI Corp.	764	27,557
Intersections, Inc.	2,761	24,214

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Kimball International, Inc., Class B	9,621	$93,420
Knoll, Inc.	4,608	65,480
McGrath RentCorp	39,582	1,352,121
Mine Safety Appliances Co.	25,800	1,200,990
Mobile Mini, Inc.*	158,384	5,250,430
Multi-Color Corp.	1,487	45,116
NL Industries, Inc.	1,938	21,899
Quad/Graphics, Inc.	7,487	180,437
Schawk, Inc.	51,148	671,573
Standard Parking Corp.*	1,563	33,542
Steelcase, Inc., Class A	22,333	325,615
Swisher Hygiene, Inc.*	32,590	28,024
Team, Inc.*	124,000	4,693,400
Tetra Tech, Inc.*	17,947	421,934
TMS International Corp., Class A	2,267	33,620
TRC Cos., Inc.*	4,651	32,557
UniFirst Corp.	1,973	180,036
United Stationers, Inc.	12,138	407,230
Viad Corp.	6,092	149,376
West Corp.	2,143	47,446

		16,866,975

Construction & Engineering (1.1%)
Aegion Corp.*	10,326	232,438
Ameresco, Inc., Class A*	5,764	51,934
Argan, Inc.	4,146	64,678
Comfort Systems USA, Inc.	8,238	122,911
Dycom Industries, Inc.*	6,200	143,468
EMCOR Group, Inc.	46,284	1,881,445
Furmanite Corp.*	389,476	2,605,595
Granite Construction, Inc.	72,169	2,147,749
Great Lakes Dredge & Dock Corp.	16,155	126,332
Layne Christensen Co.*	5,934	115,772
Michael Baker Corp.	2,649	71,814
MYR Group, Inc.*	6,249	121,543
Northwest Pipe Co.*	2,792	77,897
Orion Marine Group, Inc.*	8,301	100,359
Pike Electric Corp.	3,604	44,329
Sterling Construction Co., Inc.*	4,618	41,839
Tutor Perini Corp.*	11,081	200,455

		8,150,558

Electrical Equipment (0.8%)
American Superconductor Corp.*	13,370	35,297
Belden, Inc.	1,485	74,146
Brady Corp., Class A	51,384	1,579,030
Encore Wire Corp.	5,414	184,617
EnerSys, Inc.	11,701	573,817
Franklin Electric Co., Inc.	31,498	1,059,908
General Cable Corp.	22,276	684,987
Global Power Equipment Group, Inc.	5,169	83,324
GrafTech International Ltd.*	34,956	254,480
II-VI, Inc.*	15,221	247,493
LSI Industries, Inc.	6,426	51,986
Powell Industries, Inc.*	19,750	1,020,088
Preformed Line Products Co.	703	46,616
Revolution Lighting Technologies, Inc.*	841	3,364
Vicor Corp.*	5,402	37,004

		5,936,157

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	26,500	$1,651,215

Machinery (3.5%)
Accuride Corp.*	1,000	5,060
Actuant Corp., Class A	21,916	722,571
Alamo Group, Inc.	2,106	85,967
Albany International Corp., Class A	7,128	235,081
American Railcar Industries, Inc.	2,838	95,101
Ampco-Pittsburgh Corp.	2,483	46,606
Astec Industries, Inc.	36,577	1,254,225
Barnes Group, Inc.	16,109	483,109
Briggs & Stratton Corp.	74,462	1,474,348
CIRCOR International, Inc.	16,153	821,542
Colfax Corp.*	34,000	1,771,740
Columbus McKinnon Corp.*	5,042	107,496
Commercial Vehicle Group, Inc.*	2,102	15,681
Douglas Dynamics, Inc.	678	8,800
Dynamic Materials Corp.	4,067	67,146
Energy Recovery, Inc.*	7,854	32,437
EnPro Industries, Inc.*	34,662	1,759,443
ESCO Technologies, Inc.	5,665	183,433
ExOne Co.*	266	16,418
Flow International Corp.*	11,820	43,616
FreightCar America, Inc.	3,549	60,298
Global Brass & Copper Holdings, Inc.*	1,851	24,507
Gorman-Rupp Co.	1,242	39,545
Greenbrier Cos., Inc.*	7,312	178,193
Hardinge, Inc.	3,521	52,040
Hurco Cos., Inc.	1,885	54,232
Kadant, Inc.	3,388	102,216
Kaydon Corp.	40,675	1,120,596
Kennametal, Inc.	31,000	1,203,730
L.B. Foster Co., Class A	3,029	130,762
Lincoln Electric Holdings, Inc.	27,100	1,552,017
Lydall, Inc.*	5,187	75,730
Meritor, Inc.*	29,208	205,916
Met-Pro Corp.	4,094	55,023
Miller Industries, Inc.	3,249	49,970
Mueller Industries, Inc.	26,800	1,351,524
Navistar International Corp.*	128,000	3,553,280
NN, Inc.	5,271	60,142
Nordson Corp.	5,000	346,550
Pentair Ltd. (Registered)	16,500	951,885
PMFG, Inc.*	6,474	44,800
Standex International Corp.	3,056	161,204
Tecumseh Products Co., Class A*	5,439	59,448
Titan International, Inc.	3,834	64,680
Trinity Industries, Inc.	61,900	2,379,436
Twin Disc, Inc.	2,448	58,018
Wabash National Corp.*	119,419	1,215,685
Watts Water Technologies, Inc., Class A	28,120	1,274,961

		25,656,208

Marine (0.7%)
International Shipholding Corp.	1,638	38,215
Kirby Corp.*	65,000	5,170,100
Ultrapetrol Bahamas Ltd.*	6,137	17,490

		5,225,805

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Professional Services (0.5%)
Acacia Research Corp.	10,494	$234,541
CBIZ, Inc.*	11,570	77,635
CDI Corp.	4,166	58,990
CRA International, Inc.*	3,092	57,109
Franklin Covey Co.*	978	13,164
FTI Consulting, Inc.*	12,099	397,936
Heidrick & Struggles International, Inc.	5,383	90,004
Huron Consulting Group, Inc.*	6,040	279,290
ICF International, Inc.*	5,968	188,052
Insperity, Inc.	24,600	745,380
Kelly Services, Inc., Class A	8,012	139,970
Kforce, Inc.	728	10,629
Korn/Ferry International*	14,576	273,154
National Technical Systems, Inc.*	268	3,749
Navigant Consulting, Inc.*	15,206	182,472
Odyssey Marine Exploration, Inc.*	1,639	4,851
Pendrell Corp.*	41,804	109,526
Resources Connection, Inc.	12,352	143,283
RPX Corp.*	8,332	139,978
VSE Corp.	1,232	50,598

		3,200,311

Road & Rail (2.7%)
Arkansas Best Corp.	7,716	177,082
Celadon Group, Inc.	5,561	101,488
Genesee & Wyoming, Inc., Class A*	72,700	6,167,868
Heartland Express, Inc.	3,404	47,214
Marten Transport Ltd.	7,056	110,568
Patriot Transportation Holding, Inc.*	1,931	58,007
Quality Distribution, Inc.*	4,193	37,066
Roadrunner Transportation Systems, Inc.*	2,667	74,249
Saia, Inc.*	192,000	5,754,240
Vitran Corp., Inc.*‡	970,000	6,343,800
Werner Enterprises, Inc.	9,789	236,600
YRC Worldwide, Inc.*	2,174	62,503

		19,170,685

Trading Companies & Distributors (2.5%)
Aceto Corp.	6,565	91,450
Aircastle Ltd.	12,192	194,950
Applied Industrial Technologies, Inc.	7,929	383,209
CAI International, Inc.*	3,274	77,168
DXP Enterprises, Inc.*	87,000	5,794,200
Houston Wire & Cable Co.	3,745	51,831
Kaman Corp.	2,806	96,975
Rush Enterprises, Inc., Class A*	204,586	5,063,504
TAL International Group, Inc.*	131,385	5,724,444
Textainer Group Holdings Ltd.	4,211	161,871
Titan Machinery, Inc.*	5,129	100,682

		17,740,284

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	9,631	178,848

Total Industrials		119,894,986

Information Technology (3.8%)
Communications Equipment (0.5%)
ADTRAN, Inc.	6,208	$152,779
Anaren, Inc.*	3,147	72,192
ARRIS Group, Inc.*	4,182	60,012
Aviat Networks, Inc.*	18,342	48,056
Bel Fuse, Inc., Class B	3,094	41,614
Black Box Corp.	4,853	122,878
Calix, Inc.*	1,711	17,281
Ciena Corp.*	7,917	153,748
Comtech Telecommunications Corp.	5,059	136,036
Digi International, Inc.*	7,871	73,751
Emulex Corp.*	27,206	177,383
Extreme Networks, Inc.*	27,633	95,334
Finisar Corp.*	28,007	474,719
Globecomm Systems, Inc.*	6,979	88,215
Harmonic, Inc.*	33,870	215,074
Infinera Corp.*	3,584	38,241
KVH Industries, Inc.*	703	9,357
NETGEAR, Inc.*	11,530	352,126
Numerex Corp., Class A*	4,082	45,555
Oplink Communications, Inc.*	5,253	91,245
PC-Tel, Inc.	4,875	41,340
Plantronics, Inc.	1,079	47,390
Procera Networks, Inc.*	5,016	68,870
ShoreTel, Inc.*	15,261	61,502
Sonus Networks, Inc.*	60,204	181,214
Symmetricom, Inc.*	12,270	55,092
Tellabs, Inc.	106,915	211,692
Tessco Technologies, Inc.	1,500	39,600
ViaSat, Inc.*	7,400	528,804
Westell Technologies, Inc., Class A*	12,986	31,037

		3,732,137

Computers & Peripherals (0.1%)
Avid Technology, Inc.*	9,053	53,232
Cray, Inc.*	5,778	113,480
Electronics for Imaging, Inc.*	6,477	183,234
Fusion-io, Inc.*	6,823	97,160
Hutchinson Technology, Inc.*	6,980	33,015
Imation Corp.*	10,228	43,264
Immersion Corp.*	676	8,957
QLogic Corp.*	26,654	254,812
Quantum Corp.*	64,364	88,179
STEC, Inc.*	10,170	68,342
Super Micro Computer, Inc.*	9,470	100,761

		1,044,436

Electronic Equipment, Instruments & Components (1.3%)
Aeroflex Holding Corp.*	5,995	47,301
Agilysys, Inc.*	4,181	47,203
Anixter International, Inc.*	3,392	257,148
Audience, Inc.*	2,854	37,701
Benchmark Electronics, Inc.*	100,085	2,011,708
Checkpoint Systems, Inc.*	12,264	174,026
Coherent, Inc.	1,128	62,119
CTS Corp.	10,209	139,251
Daktronics, Inc.	8,620	88,441
Electro Rent Corp.	2,833	47,566

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Electro Scientific Industries, Inc.	7,187	$77,332
Fabrinet*	8,463	118,482
FARO Technologies, Inc.*	456	15,422
Gerber Scientific, Inc. (Escrow Shares)*(b)†	11,430	—
GSI Group, Inc.*	9,069	72,915
Ingram Micro, Inc., Class A*	40,000	759,600
Insight Enterprises, Inc.*	13,064	231,755
Itron, Inc.*	11,829	501,904
Kemet Corp.*	13,489	55,440
Littelfuse, Inc.	640	47,750
Measurement Specialties, Inc.*	561	26,103
Mercury Systems, Inc.*	9,670	89,157
Methode Electronics, Inc.	4,952	84,234
Multi-Fineline Electronix, Inc.*	25,794	382,009
Navarre Corp.*	11,610	32,044
Newport Corp.*	11,700	162,981
OSI Systems, Inc.*	440	28,345
Park Electrochemical Corp.	6,229	149,558
PC Connection, Inc.	2,759	42,627
Plexus Corp.*	10,190	304,579
Power-One, Inc.*	19,884	125,667
RadiSys Corp.*	7,054	33,930
RealD, Inc.*	1,741	24,200
Richardson Electronics Ltd.	3,601	42,276
Rofin-Sinar Technologies, Inc.*	63,414	1,581,545
Rogers Corp.*	3,137	148,443
Sanmina Corp.*	24,797	355,837
ScanSource, Inc.*	8,364	267,648
SYNNEX Corp.*	7,952	336,211
TTM Technologies, Inc.*	15,932	133,829
Viasystems Group, Inc.*	1,201	13,848
Vishay Precision Group, Inc.*	3,788	57,350
Zygo Corp.*	4,946	78,196

		9,293,681

Internet Software & Services (0.3%)
Active Network, Inc.*	16,139	122,172
Angie’s List, Inc.*	5,497	145,945
Bankrate, Inc.*	13,809	198,297
Bazaarvoice, Inc.*	6,372	60,024
Blucora, Inc.*	4,585	85,006
Dealertrack Technologies, Inc.*	1,437	50,913
Demand Media, Inc.*	10,690	64,140
Digital River, Inc.*	10,594	198,849
EarthLink, Inc.	30,979	192,380
Internap Network Services Corp.*	15,963	132,014
IntraLinks Holdings, Inc.*	11,460	83,200
Keynote Systems, Inc.	4,877	96,369
Limelight Networks, Inc.*	16,739	37,663
Marchex, Inc., Class B	6,802	40,948
Monster Worldwide, Inc.*	35,096	172,321
Perficient, Inc.*	8,655	115,458
QuinStreet, Inc.*	9,657	83,340
RealNetworks, Inc.*	6,412	48,475
Responsys, Inc.*	830	11,877
Shutterstock, Inc.*	702	39,158
TechTarget, Inc.*	4,723	21,112
United Online, Inc.	27,649	209,579
Unwired Planet, Inc.*	1,524	2,972
Vocus, Inc.*	5,132	53,989

		2,266,201

IT Services (0.4%)
Acxiom Corp.*	16,643	$377,463
CACI International, Inc., Class A*	6,912	438,843
CIBER, Inc.*	22,554	75,330
Convergys Corp.	31,552	549,951
CSG Systems International, Inc.*	4,575	99,278
Global Cash Access Holdings, Inc.*	19,785	123,854
Hackett Group, Inc.	5,237	27,180
Lionbridge Technologies, Inc.*	1,096	3,179
ManTech International Corp., Class A	7,120	185,974
ModusLink Global Solutions, Inc.*	11,515	36,618
MoneyGram International, Inc.*	4,819	109,150
PRGX Global, Inc.*	8,469	46,495
Sykes Enterprises, Inc.*	11,779	185,637
TeleTech Holdings, Inc.*	2,141	50,164
Unisys Corp.*	12,562	277,243

		2,586,359

Semiconductors & Semiconductor Equipment (1.0%)
Advanced Energy Industries, Inc.*	774	13,475
Alpha & Omega Semiconductor Ltd.*	5,294	40,446
Amkor Technology, Inc.*	19,287	81,198
ANADIGICS, Inc.*	24,323	53,511
ATMI, Inc.*	9,514	225,006
Axcelis Technologies, Inc.*	32,256	58,706
Brooks Automation, Inc.	19,836	193,004
CEVA, Inc.*	6,591	127,602
Cirrus Logic, Inc.*	11,273	195,699
Cohu, Inc.	77,347	966,838
Diodes, Inc.*	2,370	61,549
DSP Group, Inc.*	5,988	49,760
Entegris, Inc.*	35,534	333,664
Entropic Communications, Inc.*	26,956	115,102
FormFactor, Inc.*	16,078	108,527
GSI Technology, Inc.*	6,291	39,759
GT Advanced Technologies, Inc.*	6,049	25,103
Inphi Corp.*	4,899	53,889
Integrated Device Technology, Inc.*	27,984	222,193
Integrated Silicon Solution, Inc.*	8,384	91,889
International Rectifier Corp.*	20,863	436,871
Intersil Corp., Class A	38,160	298,411
IXYS Corp.	7,348	81,269
Kopin Corp.*	20,118	74,638
Lattice Semiconductor Corp.*	25,841	131,014
LTX-Credence Corp.*	14,224	85,202
MA-COM Technology Solutions Holdings, Inc.*	253	3,694
Microsemi Corp.*	6,111	139,025
Mindspeed Technologies, Inc.*	2,081	6,742
MKS Instruments, Inc.	15,871	421,216
MoSys, Inc.*	2,081	8,366
Nanometrics, Inc.*	2,290	33,594
NeoPhotonics Corp.*	6,002	52,157
OmniVision Technologies, Inc.*	14,784	275,722
Pericom Semiconductor Corp.*	7,007	49,890
Photronics, Inc.*	18,324	147,691
PLX Technology, Inc.*	1,006	4,789
PMC-Sierra, Inc.*	34,784	220,878

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

RF Micro Devices, Inc.*	10,707	$57,283
Rubicon Technology, Inc.*	4,747	38,024
Rudolph Technologies, Inc.*	8,184	91,661
Sigma Designs, Inc.*	9,269	46,808
Spansion, Inc., Class A*	14,158	177,258
Supertex, Inc.	2,957	70,702
Tessera Technologies, Inc.	15,773	328,078
TriQuint Semiconductor, Inc.*	44,121	305,759
Ultra Clean Holdings, Inc.*	6,779	41,013
Veeco Instruments, Inc.*	9,091	322,003
Volterra Semiconductor Corp.*	6,852	96,750

		7,103,428

Software (0.2%)
Accelrys, Inc.*	16,725	140,490
Actuate Corp.*	870	5,777
Aspen Technology, Inc.*	1,583	45,575
Cyan, Inc.*	1,881	19,656
Ebix, Inc.	2,480	22,965
EPIQ Systems, Inc.	8,835	119,007
ePlus, Inc.	1,068	63,963
Glu Mobile, Inc.*	1,036	2,279
Mentor Graphics Corp.	28,563	558,407
Progress Software Corp.*	8,368	192,548
QAD, Inc., Class A	54	620
Sapiens International Corp. N.V.	4,162	23,890
SeaChange International, Inc.*	9,794	114,688
TeleCommunication Systems, Inc., Class A*	13,789	32,128
Telenav, Inc.*	5,380	28,137
TiVo, Inc.*	20,245	223,707
VASCO Data Security International, Inc.*	5,207	43,270
Vringo, Inc.*	16,422	52,058

		1,689,165

Total Information Technology		27,715,407

Materials (3.4%)
Chemicals (1.7%)
A. Schulman, Inc	51,121	1,371,065
Arabian American Development Co.*	466	4,054
Axiall Corp.	20,923	890,901
Cabot Corp.	38,603	1,444,524
Chase Corp.	1,420	31,751
FutureFuel Corp.	5,065	71,771
GSE Holding, Inc.*	2,335	13,520
H.B. Fuller Co.	24,400	922,564
Innospec, Inc.	422	16,956
Intrepid Potash, Inc.	16,391	312,249
KMG Chemicals, Inc.	443	9,347
Kraton Performance Polymers, Inc.*	9,771	207,145
LSB Industries, Inc.*	2,588	78,701
Minerals Technologies, Inc.	10,471	432,871
Olin Corp.	8,062	192,843
OM Group, Inc.*	8,982	277,723
Penford Corp.*	2,314	30,984
Quaker Chemical Corp.	2,975	184,480
RPM International, Inc.	59,101	1,887,686
Sensient Technologies Corp.	29,501	1,193,906
Stepan Co.	2,674	148,701
Taminco Corp.*	533	$10,868
Tredegar Corp.	4,727	121,484
Valhi, Inc.	198,700	2,730,138
Zep, Inc.	4,219	66,787
Zoltek Cos., Inc.*	8,138	105,062

		12,758,081

Construction Materials (0.0%)
Texas Industries, Inc.*	462	30,095
United States Lime & Minerals, Inc.*	41	2,142

		32,237

Containers & Packaging (0.1%)
AptarGroup, Inc.	1,000	55,210
Boise, Inc.	30,257	258,395
Myers Industries, Inc	7,270	109,123
UFP Technologies, Inc.*	1,707	33,423

		456,151

Metals & Mining (1.4%)
A.M. Castle & Co.*	5,248	82,709
AK Steel Holding Corp.*	40,921	124,400
Allied Nevada Gold Corp.*	31,254	202,526
AMCOL International Corp.	5,087	161,207
Carpenter Technology Corp.	13,000	585,910
Century Aluminum Co.*	15,479	143,645
Coeur Mining, Inc.*	19,154	254,748
Commercial Metals Co.	34,943	516,108
Dominion Diamond Corp.*	30,000	423,900
First Quantum Minerals Ltd.	46,800	699,192
General Moly, Inc.*	17,795	33,277
Globe Specialty Metals, Inc	18,204	197,877
Handy & Harman Ltd.*	241	4,309
Haynes International, Inc.	3,666	175,491
Hecla Mining Co.	85,553	254,948
Horsehead Holding Corp.*	13,327	170,719
Kaiser Aluminum Corp.	5,677	351,633
Materion Corp.	2,975	80,593
McEwen Mining, Inc.*	92,000	154,560
Molycorp, Inc.*	37,144	230,293
Noranda Aluminum Holding Corp.	10,028	32,390
Olympic Steel, Inc.	2,049	50,201
Reliance Steel & Aluminum Co.	36,500	2,392,940
RTI International Metals, Inc.*	9,386	260,086
Schnitzer Steel Industries, Inc., Class A .	7,333	171,446
Steel Dynamics, Inc.	84,400	1,258,404
Stillwater Mining Co.*	35,402	380,217
SunCoke Energy, Inc.*	20,907	293,116
Universal Stainless & Alloy Products, Inc.*	2,043	60,228
Walter Energy, Inc.	12,186	126,734

		9,873,807

Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.	11,654	431,664
Clearwater Paper Corp.*	1,394	65,602
Louisiana-Pacific Corp.*	11,578	171,239
Neenah Paper, Inc.	4,264	135,467
P.H. Glatfelter Co.	1,449	36,370
Resolute Forest Products, Inc.*	20,983	276,346

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Schweitzer-Mauduit International, Inc.	2,603	$129,838
Wausau Paper Corp.	684	7,797

		1,254,323

Total Materials		24,374,599

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.8%)
Cbeyond, Inc.*	7,843	61,489
Cincinnati Bell, Inc.*	42,733	130,763
Fairpoint Communications, Inc.*	1,337	11,164
Hawaiian Telcom Holdco, Inc.*	3,346	84,185
IDT Corp., Class B	505	9,439
inContact, Inc.*	1,501	12,338
Iridium Communications, Inc.*	19,154	148,635
magicJack VocalTec Ltd.*	1,826	25,911
Neutral Tandem, Inc.	6,116	35,167
ORBCOMM, Inc.*	10,766	48,339
Premiere Global Services, Inc.*	414,592	5,004,126
Towerstream Corp.*	4,465	11,386
Vonage Holdings Corp.*	25,169	71,228

		5,654,170

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	5,432	33,733
Leap Wireless International, Inc.*	12,573	84,616
NII Holdings, Inc.*	51,507	343,552
ShenandoahTelecommunications Co.	1,008	16,813
USA Mobility, Inc.	6,751	91,611

		570,325

Total Telecommunication Services		6,224,495

Utilities (1.9%)
Electric Utilities (0.8%)
ALLETE, Inc.	11,955	595,957
Cleco Corp.	18,150	842,705
El Paso Electric Co.	12,095	427,074
Empire District Electric Co.	12,837	286,393
IDACORP, Inc.	15,050	718,788
MGE Energy, Inc.	6,955	380,856
NV Energy, Inc.	500	11,730
Otter Tail Corp.	10,843	307,941
PNM Resources, Inc.	23,869	529,653
Portland General Electric Co.	22,767	696,443
UIL Holdings Corp.	15,207	581,668
Unitil Corp.	4,185	120,863
UNS Energy Corp.	11,699	523,296

		6,023,367

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	2,906	149,630
Delta Natural Gas Co., Inc.	2,125	45,156
Laclede Group, Inc.	9,789	446,966
New Jersey Resources Corp.	12,563	521,741
Northwest Natural Gas Co.	8,099	344,045
Piedmont Natural Gas Co., Inc.	22,612	762,929
South Jersey Industries, Inc.	7,780	446,650
Southwest Gas Corp.	13,918	651,223
WGL Holdings, Inc.	15,535	671,423

		4,039,763

Independent Power Producers & Energy Traders (0.2%)
Atlantic Power Corp.	35,941	$141,608
Dynegy, Inc.*	29,890	674,020
Genie Energy Ltd., Class B*	3,863	35,346
Ormat Technologies, Inc.	5,254	123,574

		974,548

Multi-Utilities (0.2%)
Avista Corp.	17,946	484,901
Black Hills Corp.	13,345	650,569
NorthWestern Corp.	11,350	452,865

		1,588,335

Water Utilities (0.1%)
American States Water Co.	5,298	284,344
Artesian Resources Corp., Class A	2,261	50,375
California Water Service Group	14,218	277,393
Connecticut Water Service, Inc.	3,187	91,467
Consolidated Water Co., Ltd.	4,400	50,292
Middlesex Water Co.	4,688	93,385
SJW Corp.	3,343	87,586
York Water Co.	992	18,878

		953,720

Total Utilities		13,579,733

Total Common Stocks (79.2%) (Cost $420,529,204)		575,449,090

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(0.3%)
JZ Capital Partners Ltd.	84,600	614,411
RIT Capital Partners plc	73,600	1,298,526

		1,912,937

Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.*	2,536	50,365

Total Investment Companies (0.3%) (Cost $2,189,607)		1,963,302

	Number of Rights	Value (Note 1)

RIGHTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal-Mogul Corp., expiring 7/9/13* (Cost $—)	5,387	916

Total Investments (79.5%) (Cost $422,718,811)		577,413,308
Other Assets Less Liabilities (20.5%)		148,804,096

Net Assets (100%)		$726,217,404

*	Non-income producing.
†	Securities (totaling $0 or 0.00% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid security

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)
Vitran Corp., Inc.	$4,495,500	$282,754	$—	$6,343,800	$—	$—

At June 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2013	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	1,474	September-13	$143,230,666	$143,670,780	$440,114

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$128,070,235	$36,768	$—	$128,107,003
Consumer Staples	15,361,010	—	—	15,361,010
Energy	55,467,721	—	—	55,467,721
Financials	165,600,622	1,616,802	—	167,217,424
Health Care	17,506,712	—	—	17,506,712
Industrials	119,894,986	—	—	119,894,986
Information Technology	27,715,407	—	—	27,715,407
Materials	24,374,599	—	—	24,374,599
Telecommunication Services	6,224,495	—	—	6,224,495
Utilities	13,579,733	—	—	13,579,733
Futures	440,114	—	—	440,114
Investment Companies
Exchange Traded Funds (ETFs)	—	1,912,937	—	1,912,937
Investment Companies	50,365	—	—	50,365
Rights
Consumer Discretionary	916	—	—	916

Total Assets	$574,286,915	$3,566,507	$—	$577,853,422

Total Liabilities	$—	$—	$—	$—

Total	$574,286,915	$3,566,507	$—	$577,853,422

(a)	A security with a market value of $36,768 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized
	appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized
	appreciation	440,114	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$440,114

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized
	depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized
	depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six-months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	20,918,231	—	—	20,918,231
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$20,918,231	$—	$—	$20,918,231

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(2,236,753)	—	—	(2,236,753)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(2,236,753)	$—	$—	$(2,236,753)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $130,653,000 during the six months ended June 30, 2013.

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The gross amounts of assets and liabilities related to financial and derivative assets and liabilities not offset in the accompanying Statement of Assets and Liabilities as of June 30, 2013:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Collateral (Received) Posted	Net Amount
Goldman Sachs Group, Inc.
Futures contracts	$—	$(265,233)	$265,233	$—

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$55,352,463
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$96,331,477

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$181,330,740
Aggregate gross unrealized depreciation	(27,757,645)

Net unrealized appreciation	$153,573,095

Federal income tax cost of investments	$423,840,213

The Portfolio has a net capital loss carryforward of $374,364,834 of which $114,835,253 expires in the year 2016 and $ 259,529,581 expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $8,277,362)	$6,343,800
Unaffiliated Issuers (Cost $414,441,449)	571,069,508
Cash	139,754,616
Cash held as collateral at broker	7,812,000
Receivable for securities sold	41,508,303
Dividends, interest and other receivables	818,849
Receivable from Separate Accounts for Trust shares sold	152,725
Other assets	5,298

Total assets	767,465,099

LIABILITIES
Payable for securities purchased	39,826,231
Investment management fees payable	510,073
Payable to Separate Accounts for Trust shares redeemed	377,648
Due to broker for futures variation margin	265,233
Distribution fees payable - Class B	124,083
Administrative fees payable	106,130
Trustees’ fees payable	4,327
Distribution fees payable - Class A	3,034
Accrued expenses	30,936

Total liabilities	41,247,695

NET ASSETS	$726,217,404

Net assets were comprised of:
Paid in capital	$896,880,969
Accumulated undistributed net investment income (loss)	1,002,955
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(326,801,079)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	155,134,559

Net assets	$726,217,404

Class A
Net asset value, offering and redemption price per share, $14,732,429 / 1,088,947 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.53

Class B
Net asset value, offering and redemption price per share, $600,039,478 / 44,313,691 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.54

Class K
Net asset value, offering and redemption price per share, $111,445,497 / 8,226,939 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.55

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,183 foreign withholding tax)	$4,141,588
Interest	64,184

Total income	4,205,772

EXPENSES
Investment management fees	2,991,874
Distribution fees - Class B	729,527
Administrative fees	544,105
Custodian fees	41,928
Professional fees	33,655
Printing and mailing expenses	33,188
Distribution fees - Class A	17,526
Trustees’ fees	7,266

Gross expenses	4,399,069
Less: Fees paid indirectly	(4,837)

Net expenses	4,394,232

NET INVESTMENT INCOME (LOSS)	(188,460)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	31,839,873
Futures	20,918,231
Foreign currency transactions	(6,201)

Net realized gain (loss)	52,751,903

Change in unrealized appreciation (depreciation) on:
Securities ($1,565,546 of change in unrealized appreciation (depreciation) from affiliates)	68,009,288
Futures	(2,236,753)
Foreign currency translations	77

Net change in unrealized appreciation (depreciation)	65,772,612

NET REALIZED AND UNREALIZED GAIN (LOSS)	118,524,515

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$118,336,055

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(188,460)	$2,526,652
Net realized gain (loss) on investments, futures and foreign currency transactions	52,751,903	49,392,589
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	65,772,612	52,797,243

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	118,336,055	104,716,484

DIVIDENDS:
Dividends from net investment income
Class A	—	(71,275)
Class B	—	(3,051,817)
Class K	—	(787,164)

TOTAL DIVIDENDS	—	(3,910,256)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 46,585 and 60,321 shares, respectively ]	599,732	643,332
Capital shares issued in reinvestment of dividends [ 0 and 6,240 shares, respectively ]	—	71,275
Capital shares repurchased [ (60,520) and (143,919) shares, respectively ]	(781,287)	(1,531,901)

Total Class A transactions	(181,555)	(817,294)

Class B
Capital shares sold [ 2,573,571 and 2,946,289 shares, respectively ]	32,999,225	30,765,682
Capital shares issued in reinvestment of dividends [ 0 and 266,952 shares, respectively ]	—	3,051,817
Capital shares repurchased [ (4,812,572) and (8,480,618) shares, respectively ]	(62,308,824)	(91,433,179)

Total Class B transactions	(29,309,599)	(57,615,680)

Class K
Capital shares sold [ 9,016 and 31,842 shares, respectively ]	116,801	355,605
Capital shares issued in reinvestment of dividends [ 0 and 68,918 shares, respectively ]	—	787,164
Capital shares repurchased [ (249,549) and (6,922,957) shares, respectively ]	(3,195,869)	(73,098,149)

Total Class K transactions	(3,079,068)	(71,955,380)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(32,570,222)	(130,388,354)

TOTAL INCREASE (DECREASE) IN NET ASSETS	85,765,833	(29,582,126)
NET ASSETS:
Beginning of period	640,451,571	670,033,697

End of period (a)	$726,217,404	$640,451,571

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,002,955	$1,191,415

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010	2009	2008
Net asset value, beginning of period	$11.40		$9.81	$10.79	$8.67	$6.92	$11.23

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	0.04 (e)	0.01 (e)	0.04 (e)	0.08 (e)	0.05 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2.14		1.61	(0.96)	2.12	1.77	(4.28)

Total from investment operations	2.13		1.65	(0.95)	2.16	1.85	(4.23)

Less distributions:
Dividends from net investment income	—		(0.06)	(0.03)	(0.04)	(0.10)	(0.04)
Distributions from net realized gains	—		—	—	—	—	(0.04)

Total dividends and distributions	—		(0.06)	(0.03)	(0.04)	(0.10)	(0.08)

Net asset value, end of period	$13.53		$11.40	$9.81	$10.79	$8.67	$6.92

Total return (b)	18.68%		16.87%	(8.79)%	24.93%	26.76%	(37.75)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,732		$12,577	$11,573	$227,924	$201,332	$242,715
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.29%		1.30%	1.02%	1.03%	1.05%	1.23%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.28%		1.30%	1.01%	1.03%	0.77%	1.17%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.29%		1.30%	1.03%	1.04%	1.05%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.09)%		0.37%	0.12%	0.45%	0.82%	0.42%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.09)%		0.37%	0.12%	0.45%	1.09%	0.47%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.09)%		0.37%	0.11%	0.44%	0.82%	0.42%
Portfolio turnover rate	10%		14%	63%	20%	63%	98%

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class B	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011		2010	2009	2008
Net asset value, beginning of period	$11.41		$9.81	$10.79		$8.68	$6.93	$11.24

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	0.04 (e)	—	#(e)	0.02 (e)	0.06 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2.14		1.62	(0.97)		2.10	1.77	(4.27)

Total from investment operations	2.13		1.66	(0.97)		2.12	1.83	(4.25)

Less distributions:
Dividends from net investment income	—		(0.06)	(0.01)		(0.01)	(0.08)	(0.02)
Distributions from net realized gains	—		—	—		—	—	(0.04)

Total dividends and distributions	—		(0.06)	(0.01)		(0.01)	(0.08)	(0.06)

Net asset value, end of period	$13.54		$11.41	$9.81		$10.79	$8.68	$6.93

Total return (b)	18.67%		16.97%	(9.01)%		24.48%	26.40%	(37.87)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$600,039		$531,314	$508,540		$645,864	$581,340	$506,586
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.29%		1.30%	1.27%		1.28%	1.30%	1.48%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.28%		1.30%	1.26	%(c)	1.28%	1.03%	1.42%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.29%		1.30%	1.28%		1.29%	1.30%	1.48%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.09)%		0.36%	—	%‡‡	0.20%	0.60%	0.17%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.09)%		0.36%	—	%‡‡	0.20%	0.87%	0.23%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.09)%		0.36%	(0.01)%		0.19%	0.60%	0.17%
Portfolio turnover rate	10%		14%	63%		20%	63%	98%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$11.40		$9.81		$9.38

Income (loss) from investment operations:
Net investment income (loss)	0.01	†(e)	0.06	(e)	0.02 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2.14		1.62		0.44

Total from investment operations	2.15		1.68		0.46

Less distributions:
Dividends from net investment income	—		(0.09)		(0.03)

Net asset value, end of period	$13.55		$11.40		$9.81

Total return (b)	18.86%		17.16%		4.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$111,445		$96,562		$149,921
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.04%		1.05%		1.04%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.04%		1.05	%(c)	1.04%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.04%		1.05%		1.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.16%		0.56%		0.60%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.16%		0.56%		0.60%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.16%		0.56%		0.60%
Portfolio turnover rate	10%		14%		63%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).

See Notes to Financial Statements.

MULTIMANAGER TECHNOLOGY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2013	% of Net Assets
Information Technology	67.9%
Exchange Traded Funds	20.0
Consumer Discretionary	7.9
Materials	0.5
Industrials	0.5
Health Care	0.1
Cash and Other	3.1

100.0%

UNDERSTANDING YOUR EXPENSES:
As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class A
Actual	$1,000.00	$1,104.40	$7.26
Hypothetical (5% average return before expenses)	1,000.00	1,017.89	6.96
Class B
Actual	1,000.00	1,104.10	7.26
Hypothetical (5% average return before expenses)	1,000.00	1,017.89	6.96
Class K
Actual	1,000.00	1,109.20	5.97
Hypothetical (5% average return before expenses)	1,000.00	1,019.13	5.72

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.39%, 1.39% and 1.14%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.9%)
Automobiles (2.0%)
Tesla Motors, Inc.*	116,730	$12,540,304
Toyota Motor Corp. (ADR)	964	116,316

		12,656,620

Household Durables (0.1%)
iRobot Corp.*	25,300	1,006,181

Internet & Catalog Retail (5.8%)
Amazon.com, Inc.*	71,135	19,753,478
Expedia, Inc.	6,153	370,103
Groupon, Inc.*	18,104	153,884
HomeAway, Inc.*	2,109	68,205
Netflix, Inc.*	8,855	1,869,202
priceline.com, Inc.*	13,803	11,416,875
Rakuten, Inc.	165,100	1,952,635
Shutterfly, Inc.*	2,000	111,580
TripAdvisor, Inc.*	7,076	430,716
Vipshop Holdings Ltd. (ADR)*	36,247	1,056,963

		37,183,641

Total Consumer Discretionary		50,846,442

Health Care (0.1%)
Health Care Technology (0.1%)
M3, Inc.	376	844,654

Total Health Care		844,654

Industrials (0.5%)
Construction & Engineering (0.3%)
Quanta Services, Inc.*	81,965	2,168,794

Professional Services (0.2%)
Huron Consulting Group, Inc.*	22,325	1,032,308

Total Industrials		3,201,102

Information Technology (67.9%)
Communications Equipment (7.1%)
AAC Technologies Holdings, Inc.	102,000	576,015
ADTRAN, Inc.	4,100	100,901
Alcatel-Lucent (ADR)*	720,025	1,310,445
ARRIS Group, Inc.*	7,700	110,495
Aruba Networks, Inc.*	56,200	863,232
Brocade Communications Systems, Inc.*	30,100	173,376
Ciena Corp.*	30,515	592,601
Cisco Systems, Inc.	955,855	23,236,835
EchoStar Corp., Class A*	2,600	101,686
F5 Networks, Inc.*	5,100	350,880
Finisar Corp.*	5,900	100,005
Harris Corp.	7,400	364,450
Infinera Corp.*	6,800	72,556
InterDigital, Inc.	2,600	116,090
Ixia*	3,500	64,400
JDS Uniphase Corp.*	112,300	1,614,874
Juniper Networks, Inc.*	164,690	3,180,164
Motorola Solutions, Inc.	28,222	1,629,256
NETGEAR, Inc.*	2,600	79,404
Palo Alto Networks, Inc.*	44,787	1,888,220
Plantronics, Inc.	2,800	122,976
Polycom, Inc.*	11,262	118,701
QUALCOMM, Inc.	131,935	8,058,590
Research In Motion Ltd.*	27,240	$285,203
Riverbed Technology, Inc.*	10,928	170,040
Telefonaktiebolaget LM Ericsson (ADR)	39,800	448,944
Tellabs, Inc.	22,300	44,154
ViaSat, Inc.*	2,700	192,942

		45,967,435

Computers & Peripherals (9.6%)
3D Systems Corp.*	5,900	259,010
Advantech Co., Ltd.	83,000	396,016
Apple, Inc.	46,271	18,327,018
Asustek Computer, Inc.	152,000	1,308,465
Dell, Inc.	94,100	1,256,235
Diebold, Inc.	4,200	141,498
Electronics for Imaging, Inc.*	3,100	87,699
EMC Corp.	234,990	5,550,464
Fusion-io, Inc.*	56,233	800,758
Hewlett-Packard Co.	124,800	3,095,040
Lenovo Group Ltd.	469,000	425,096
Lexmark International, Inc., Class A	4,000	122,280
NCR Corp.*	10,800	356,292
NEC Corp.	430,000	940,815
NetApp, Inc.*	23,278	879,443
QLogic Corp.*	6,100	58,316
SanDisk Corp.*	174,190	10,643,009
Seagate Technology plc	146,700	6,576,561
Synaptics, Inc.*	2,000	77,120
Wacom Co., Ltd.	55,600	612,732
Western Digital Corp.	155,595	9,660,893

		61,574,760

Electronic Equipment, Instruments & Components (2.5%)
Amphenol Corp., Class A	10,407	811,122
Anixter International, Inc.*	1,800	136,458
Anritsu Corp.	32,900	389,771
Arrow Electronics, Inc.*	16,400	653,540
Avnet, Inc.*	20,300	682,080
AVX Corp.	2,800	32,900
Benchmark Electronics, Inc.*	3,500	70,350
Celestica, Inc.*	11,100	104,895
Cognex Corp.	2,700	122,094
Coherent, Inc.	1,600	88,112
Corning, Inc.	95,200	1,354,696
Delta Electronics, Inc.	96,000	437,223
Dolby Laboratories, Inc., Class A	3,163	105,802
FEI Co.	2,500	182,475
FLIR Systems, Inc.	9,508	256,431
Hirose Electric Co., Ltd.	15,000	1,978,221
Ingram Micro, Inc., Class A*	9,800	186,102
IPG Photonics Corp.	1,900	115,387
Itron, Inc.*	2,600	110,318
Jabil Circuit, Inc.	12,000	244,560
Keyence Corp.	4,800	1,531,760
Littelfuse, Inc.	1,400	104,454
Molex, Inc.	9,019	264,617
Murata Manufacturing Co., Ltd.	12,500	951,553
National Instruments Corp.	12,000	335,280
Omron Corp.	38,500	1,145,917

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

OSI Systems, Inc.*	1,300	$83,746
Plexus Corp.*	2,200	65,758
RealD, Inc.*	3,000	41,700
Rofin-Sinar Technologies, Inc.*	1,700	42,398
Sanmina Corp.*	5,500	78,925
SYNNEX Corp.*	1,800	76,104
TE Connectivity Ltd.	27,054	1,232,039
Tech Data Corp.*	2,500	117,725
TPK Holding Co., Ltd.*	23,000	368,356
Trimble Navigation Ltd.*	30,060	781,861
Universal Display Corp.*	2,700	75,897
Vishay Intertechnology, Inc.*	8,500	118,065
WPG Holdings Ltd.	551,000	652,648

		16,131,340

Internet Software & Services (13.6%)
Akamai Technologies, Inc.*	117,415	4,996,008
Angie’s List, Inc.*	79,511	2,111,017
AOL, Inc.*	5,149	187,835
Bankrate, Inc.*	2,583	37,092
Cornerstone OnDemand, Inc.*	2,066	89,437
CoStar Group, Inc.*	1,700	219,419
Dealertrack Technologies, Inc.*	2,800	99,204
eBay, Inc.*	185,480	9,593,026
Equinix, Inc.*	3,100	572,632
ExactTarget, Inc.*	1,487	50,142
Facebook, Inc., Class A*	216,448	5,380,897
Google, Inc., Class A*	39,615	34,875,858
IAC/InterActiveCorp	5,100	242,556
j2 Global, Inc.	2,900	123,279
Kakaku.com, Inc.	39,300	1,198,654
LinkedIn Corp., Class A*	19,532	3,482,556
Liquidity Services, Inc.*	1,600	55,472
NetEase, Inc. (ADR)	69,110	4,365,679
Open Text Corp.	3,828	262,103
OpenTable, Inc.*	1,500	95,925
Pandora Media, Inc.*	154,803	2,848,375
Phoenix New Media Ltd. (ADR)*	34,671	190,344
Qihoo 360 Technology Co., Ltd. (ADR)*	69,510	3,209,277
Rackspace Hosting, Inc.*	7,300	276,597
Renren, Inc. (ADR)*	878	2,625
ValueClick, Inc.*	4,600	113,528
VeriSign, Inc.*	10,000	446,600
WebMD Health Corp.*	3,267	95,952
Yahoo! Japan Corp.	2,978	1,468,282
Yahoo!, Inc.*	266,240	6,685,286
Yandex N.V., Class A*	101,815	2,813,148
Yelp, Inc.*	32,770	1,139,413
Zillow, Inc., Class A*	916	51,571

		87,379,789

IT Services (10.2%)
Accenture plc, Class A	59,668	4,293,709
Acxiom Corp.*	4,700	106,596
Alliance Data Systems Corp.*	11,259	2,038,217
Automatic Data Processing, Inc.	52,686	3,627,958
Booz Allen Hamilton Holding Corp.	2,565	44,580
Broadridge Financial Solutions, Inc.	7,900	209,982
CACI International, Inc., Class A*	1,400	$88,886
Cardtronics, Inc.*	3,000	82,800
Cognizant Technology Solutions Corp., Class A*	35,698	2,235,052
Computer Sciences Corp.	35,435	1,550,990
Convergys Corp.	6,800	118,524
CoreLogic, Inc.*	6,500	150,605
DST Systems, Inc.	2,000	130,660
Euronet Worldwide, Inc.*	3,100	98,766
ExlService Holdings, Inc.*	10,179	300,891
Fidelity National Information Services, Inc.	19,050	816,102
Fiserv, Inc.*	23,955	2,093,907
FleetCor Technologies, Inc.*	4,457	362,354
Gartner, Inc.*	6,100	347,639
Genpact Ltd.	82,474	1,586,800
Global Payments, Inc.	5,100	236,232
Heartland Payment Systems, Inc.	4,485	167,066
iGATE Corp.*	1,800	29,556
International Business Machines Corp.	76,991	14,713,750
Jack Henry & Associates, Inc.	5,600	263,928
Lender Processing Services, Inc.	5,300	171,455
ManTech International Corp., Class A	1,400	36,568
Mastercard, Inc., Class A	12,463	7,159,993
MAXIMUS, Inc.	2,200	163,856
NeuStar, Inc., Class A*	4,354	211,953
Pactera Technology International Ltd. (ADR)*	32,833	221,623
Paychex, Inc.	20,800	759,616
QIWI plc (ADR)	2,000	46,400
SAIC, Inc.	18,500	257,705
Sapient Corp.*	7,300	95,338
Syntel, Inc.	1,100	69,157
TeleTech Holdings, Inc.*	1,300	30,459
Teradata Corp.*	39,169	1,967,459
Total System Services, Inc.	10,600	259,488
Unisys Corp.*	2,700	59,589
Vantiv, Inc., Class A*	5,817	160,549
VeriFone Systems, Inc.*	7,100	119,351
Visa, Inc., Class A	89,455	16,347,901
Western Union Co.	116,620	1,995,368
WEX, Inc.*	2,523	193,514

		66,022,892

Office Electronics (0.1%)
Xerox Corp.	79,354	719,741
Zebra Technologies Corp., Class A*	3,400	147,696

		867,437

Semiconductors & Semiconductor Equipment (11.1%)
Advanced Micro Devices, Inc.*	40,700	166,056
Altera Corp.	20,900	689,491
Analog Devices, Inc.	62,500	2,816,250
Applied Materials, Inc.	444,460	6,626,899
ASM Pacific Technology Ltd.	34,200	376,788
ASML Holding N.V.	17,184	1,359,254
Atmel Corp.*	29,200	214,620

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Avago Technologies Ltd.	14,100	$527,058
Broadcom Corp., Class A	33,700	1,137,712
Cabot Microelectronics Corp.*	1,600	52,816
Cavium, Inc.*	3,200	113,184
Cirrus Logic, Inc.*	4,400	76,384
Cree, Inc.*	7,645	488,210
Cypress Semiconductor Corp.*	22,726	243,850
Diodes, Inc.*	2,200	57,134
Entegris, Inc.*	9,200	86,388
Fairchild Semiconductor International, Inc.*	8,600	118,680
First Solar, Inc.*	4,300	192,339
Freescale Semiconductor Ltd.*	153,366	2,078,109
Hittite Microwave Corp.*	1,700	98,600
Integrated Device Technology, Inc.*	9,100	72,254
Intel Corp.	485,000	11,746,700
International Rectifier Corp.*	18,050	377,967
Intersil Corp., Class A	7,900	61,778
KLA-Tencor Corp.	10,700	596,311
Lam Research Corp.*	87,515	3,880,415
Linear Technology Corp.	15,100	556,284
LSI Corp.*	35,700	254,898
Marvell Technology Group Ltd.	140,270	1,642,562
Maxim Integrated Products, Inc.	19,000	527,820
MediaTek, Inc.	269,000	3,127,907
Microchip Technology, Inc.	12,800	476,800
Micron Technology, Inc.*	681,230	9,762,026
Microsemi Corp.*	6,000	136,500
MKS Instruments, Inc.	3,500	92,890
NVIDIA Corp.	37,200	521,916
NXP Semiconductor N.V.*	56,200	1,741,076
OmniVision Technologies, Inc.*	3,568	66,543
ON Semiconductor Corp.*	29,341	237,075
PMC-Sierra, Inc.*	13,000	82,550
Power Integrations, Inc.	1,900	77,064
Rambus, Inc.*	7,400	63,566
RF Micro Devices, Inc.*	108,770	581,920
Samsung Electronics Co., Ltd.	1,419	1,667,438
Semtech Corp.*	4,300	150,629
Silicon Laboratories, Inc.*	12,000	496,920
SK Hynix, Inc.*	26,500	723,961
Skyworks Solutions, Inc.*	12,600	275,814
Spansion, Inc., Class A*	2,700	33,804
SunEdison, Inc.*	15,002	122,566
SunPower Corp.*	1,731	35,832
Taiwan Semiconductor Manufacturing Co., Ltd.	363,000	1,344,400
Teradyne, Inc.*	12,600	221,382
Tessera Technologies, Inc.	3,600	74,880
Texas Instruments, Inc.	144,345	5,033,310
Tokyo Electron Ltd.	24,000	1,214,761
TriQuint Semiconductor, Inc.*	10,400	72,072
Veeco Instruments, Inc.*	2,500	88,550
Xilinx, Inc.	140,760	5,575,504

		71,336,467

Software (13.7%)
ACI Worldwide, Inc.*	2,600	120,848
Activision Blizzard, Inc.	159,047	2,268,010
Adobe Systems, Inc.*	83,190	3,790,136
Advent Software, Inc.*	2,000	$70,120
ANSYS, Inc.*	6,100	445,910
Aspen Technology, Inc.*	134,613	3,875,508
Autodesk, Inc.*	35,465	1,203,682
Blackbaud, Inc.	2,900	94,453
BMC Software, Inc.*	8,600	388,204
BroadSoft, Inc.*	1,733	47,831
CA, Inc.	21,400	612,682
Cadence Design Systems, Inc.*	204,540	2,961,739
Citrix Systems, Inc.*	30,731	1,854,001
CommVault Systems, Inc.*	2,800	212,492
Compuware Corp.	14,200	146,970
Concur Technologies, Inc.*	3,000	244,140
Electronic Arts, Inc.*	19,400	445,618
FactSet Research Systems, Inc.	2,700	275,238
Fair Isaac Corp.	2,300	105,409
Fortinet, Inc.*	8,700	152,250
Gigamon, Inc.*	31,046	855,628
Guidewire Software, Inc.*	1,896	79,727
Informatica Corp.*	7,000	244,860
Intuit, Inc.	40,180	2,452,185
Jive Software, Inc.*	1,812	32,924
Manhattan Associates, Inc.*	1,300	100,308
Mentor Graphics Corp.	6,000	117,300
MICROS Systems, Inc.*	5,090	219,634
Microsoft Corp.	1,218,900	42,088,617
MicroStrategy, Inc., Class A*	600	52,176
NetScout Systems, Inc.*	2,400	56,016
NetSuite, Inc.*	1,800	165,132
Nuance Communications, Inc.*	16,500	303,270
Oracle Corp.	237,800	7,305,216
Pegasystems, Inc.	1,200	39,744
Progress Software Corp.*	3,804	87,530
PTC, Inc.*	7,800	191,334
QLIK Technologies, Inc.*	46,200	1,306,074
RealPage, Inc.*	2,400	44,016
Red Hat, Inc.*	12,500	597,750
Rovi Corp.*	6,827	155,929
Salesforce.com, Inc.*	137,810	5,261,586
SolarWinds, Inc.*	4,000	155,240
Solera Holdings, Inc.	4,469	248,700
Sourcefire, Inc.*	2,000	111,100
Splunk, Inc.*	1,705	79,044
SS&C Technologies Holdings, Inc.*	3,600	118,440
Symantec Corp.	112,430	2,526,302
Synchronoss Technologies, Inc.*	1,600	49,392
Synopsys, Inc.*	10,100	361,075
Take-Two Interactive Software, Inc.*	6,100	91,317
TIBCO Software, Inc.*	10,300	220,420
TiVo, Inc.*	7,900	87,295
Tyler Technologies, Inc.*	1,800	123,390
Ultimate Software Group, Inc.*	1,800	211,122
Verint Systems, Inc.*	3,469	123,045
VirnetX Holding Corp.*	2,700	53,973
VMware, Inc., Class A*	5,600	375,144
Workday, Inc., Class A*	38,700	2,480,283
Zynga, Inc., Class A*	32,007	88,980

		88,576,459

Total Information Technology		437,856,579

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)

Materials (0.5%)
Chemicals (0.5%)
Monsanto Co.	10,940	$1,080,872
Nitto Denko Corp.	34,500	2,219,298

Total Materials		3,300,170

Total Common Stocks (76.9%) (Cost $351,407,810)		496,048,947

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (20.0%)
iShares S&P North American Technology Sector Index Fund	312,450	23,246,280
Technology Select Sector SPDR Fund	1,982,400	60,641,616
Vanguard Information Technology Index ETF	612,600	$45,320,148

Total Investment Companies (20.0%) (Cost $90,344,233)		129,208,044

Total Investments (96.9%) (Cost $441,752,043)		625,256,991
Other Assets Less Liabilities (3.1%)		19,924,397

Net Assets (100%)		$645,181,388

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$48,893,807	$1,952,635	$—	$50,846,442
Health Care	—	844,654	—	844,654
Industrials	3,201,102	—	—	3,201,102
Information Technology	415,019,800	22,836,779	—	437,856,579
Materials	1,080,872	2,219,298	—	3,300,170
Investment Companies
Exchange Traded Funds (ETFs)	129,208,044	—	—	129,208,044

Total Assets	$597,403,625	$27,853,366	$—	$625,256,991

Total Liabilities	$—	$—	$—	$—

Total	$597,403,625	$27,853,366	$—	$625,256,991

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2013.

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2013:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$—	$—	$—

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	601	—	601
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$601	$—	$601

^ This Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities and hedging.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $47,000 for one month during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$213,903,063
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$261,361,342

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$175,567,098
Aggregate gross unrealized depreciation	(9,709,349)

Net unrealized appreciation	$165,857,749

Federal income tax cost of investments	$459,399,242

For the six months ended June 30, 2013, the Portfolio incurred approximately $75 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $68,118,293 which expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value (Cost $441,752,043)	$625,256,991
Cash	22,279,530
Foreign cash (Cost $2,380,812)	2,382,176
Receivable for securities sold	1,451,371
Dividends, interest and other receivables	511,007
Receivable from Separate Accounts for Trust shares sold	160,416
Other assets	4,825

Total assets	652,046,316

LIABILITIES
Payable for securities purchased	5,284,557
Payable to Separate Accounts for Trust shares redeemed	769,970
Investment management fees payable	508,223
Distribution fees payable - Class B	131,021
Administrative fees payable	96,363
Trustees’ fees payable	9,826
Distribution fees payable - Class A	2,664
Accrued expenses	62,304

Total liabilities	6,864,928

NET ASSETS	$645,181,388

Net assets were comprised of:
Paid in capital	$523,249,699
Accumulated undistributed net investment income (loss)	(809,665)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(60,764,854)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	183,506,208

Net assets	$645,181,388

Class A
Net asset value, offering and redemption price per share, $12,920,491 / 825,028 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.66

Class B
Net asset value, offering and redemption price per share, $631,977,776 / 41,384,895 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.27

Class K
Net asset value, offering and redemption price per share, $283,121 / 17,974 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.75

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (net of $14,026 foreign withholding tax)	$3,473,018
Interest	4,904

Total income	3,477,922

EXPENSES
Investment management fees	3,010,369
Distribution fees - Class B	776,277
Administrative fees	491,439
Custodian fees	40,984
Professional fees	37,059
Printing and mailing expenses	29,867
Distribution fees - Class A	15,691
Trustees’ fees	6,644
Miscellaneous	4,831

Gross expenses	4,413,161
Less: Fees paid indirectly	(41,118)

Net expenses	4,372,043

NET INVESTMENT INCOME (LOSS)	(894,121)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	26,299,526
Foreign currency transactions	(42,911)

Net realized gain (loss)	26,256,615

Change in unrealized appreciation (depreciation) on:
Securities	37,796,807
Foreign currency translations	1,296

Net change in unrealized appreciation (depreciation)	37,798,103

NET REALIZED AND UNREALIZED GAIN (LOSS)	64,054,718

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,160,597

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(894,121)	$(595,694)
Net realized gain (loss) on investments and foreign currency transactions	26,256,615	43,695,170
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	37,798,103	35,257,436

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	63,160,597	78,356,912

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 33,256 and 96,471 shares, respectively ]	502,740	1,354,037
Capital shares repurchased [ (64,365) and (219,475) shares, respectively ]	(973,809)	(3,096,312)

Total Class A transactions	(471,069)	(1,742,275)

Class B
Capital shares sold [ 2,160,630 and 6,340,123 shares, respectively ]	32,060,134	86,860,710
Capital shares repurchased [ (4,698,899) and (10,033,910) shares, respectively ]	(69,374,315)	(136,787,550)

Total Class B transactions	(37,314,181)	(49,926,840)

Class K †
Capital shares sold [ 27,827 and 5,123 shares, respectively ]	417,479	70,083
Capital shares repurchased [ (11,631) and (3,345) shares, respectively ]	(174,876)	(47,007)

Total Class K transactions	242,603	23,076

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(37,542,647)	(51,646,039)

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,617,950	26,710,873
NET ASSETS:
Beginning of period	619,563,438	592,852,565

End of period (a)	$645,181,388	$619,563,438

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(809,665)	$84,456

† Class K commenced operations on August 29, 2012.

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Class A			2012		2011		2010		2009		2008
Net asset value, beginning of period	$14.18		$12.50		$13.10		$11.10		$6.99		$13.18

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	(0.01	)(e)	(0.03	)(e)	(0.04	)(e)	(0.01	)(e)	(0.05	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.50		1.69		(0.57)		2.04		4.12		(6.14)

Total from investment operations	1.48		1.68		(0.60)		2.00		4.11		(6.19)

Net asset value, end of period	$15.66		$14.18		$12.50		$13.10		$11.10		$6.99

Total return (b)	10.44%		13.44%		(4.58)%		18.02%		58.80%		(46.97)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,920		$12,142		$12,244		$12,776		$11,949		$7,124
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.38%		1.39%		1.13%		1.14%		1.09%		1.41%
Before fees paid indirectly (a)(f)	1.39%		1.40%		1.14%		1.16%		1.19%		1.42%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	(0.28)%		(0.10)%		(0.26)%		(0.34)%		(0.08)%		(0.41)%
Before fees paid indirectly (a)(f)	(0.29)%		(0.11)%		(0.27)%		(0.35)%		(0.19)%		(0.42)%
Portfolio turnover rate	34%		62%		78%		84%		129%		148%

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Class B			2012		2011		2010		2009		2008
Net asset value, beginning of period	$13.83		$12.19		$12.81		$10.88		$6.86		$12.98

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	(0.01	)(e)	(0.07	)(e)	(0.06	)(e)	(0.03	)(e)	(0.07	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.46		1.65		(0.55)		1.99		4.05		(6.05)

Total from investment operations	1.44		1.64		(0.62)		1.93		4.02		(6.12)

Net asset value, end of period	$15.27		$13.83		$12.19		$12.81		$10.88		$6.86

Total return (b)	10.41%		13.45%		(4.84)%		17.74%		58.60%		(47.15)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$631,978		$607,397		$580,608		$663,895		$602,145		$331,894
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.38%		1.39%		1.38%		1.39%		1.34%		1.66	%(c)
Before fees paid indirectly (a)(f)	1.39%		1.40%		1.39%		1.41%		1.44%		1.67	%(c)
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	(0.28)%		(0.09)%		(0.52)%		(0.58)%		(0.33)%		(0.73)%
Before fees paid indirectly (a)(f)	(0.30)%		(0.10)%		(0.53)%		(0.60)%		(0.43)%		(0.74)%
Portfolio turnover rate	34%		62%		78%		84%		129%		148%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)		August 29, 2012* to December 31, 2012
Net asset value, beginning of period	$14.20		$14.48

Income (loss) from investment operations:
Net investment income (loss)	0.01	†(e)	0.03 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.54		(0.31)

Total from investment operations	1.55		(0.28)

Net asset value, end of period	$15.75		$14.20

Total return (b)	10.92%		(1.93)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$283		$25
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.13%		1.13%
Before fees paid indirectly (a)(f)	1.14%		1.14%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.07%		0.59%
Before fees paid indirectly(a)(f)	0.06%		0.58%
Portfolio turnover rate	34%		62%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).

See Notes to Financial Statements.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2013
EQ/Equity 500 Index Portfolio	18.0%
Multimanager Multi-Sector Bond Portfolio	15.6
EQ/Global Multi-Sector Equity Portfolio	13.4
EQ/Core Bond Index Portfolio	12.9
EQ/International ETF Portfolio	12.2
EQ/Global Bond PLUS Portfolio	7.6
EQ/PIMCO Ultra Short Bond Portfolio	6.4
EQ/Small Company Index Portfolio	3.4
Multimanager Aggressive Equity Portfolio	3.1
Multimanager Mid Cap Value Portfolio	2.8
Multimanager Large Cap Value Portfolio	2.5
Multimanager Mid Cap Growth Portfolio	2.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (
12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class B
Actual	$1,000.00	$1,044.90	$3.04
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01
Class K
Actual	1,000.00	1,046.10	1.78
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	1,003,934	$10,010,078
EQ/Equity 500 Index Portfolio‡	493,849	13,927,688
EQ/Global Bond PLUS Portfolio‡	615,370	5,869,437
EQ/Global Multi-Sector Equity Portfolio‡	799,996	10,423,756
EQ/International ETF Portfolio‡	1,448,710	9,459,970
EQ/PIMCO Ultra Short Bond Portfolio‡	502,374	5,001,603
EQ/Small Company Index Portfolio‡	235,968	2,642,726
Multimanager Aggressive Equity Portfolio‡	72,034	2,375,048
Multimanager Large Cap Value Portfolio‡	159,882	1,926,276
Multimanager Mid Cap Growth Portfolio*‡	138,635	1,595,197
Multimanager Mid Cap Value Portfolio‡	185,825	2,160,194
Multimanager Multi-Sector Bond Portfolio‡	3,034,070	12,071,930

Total Investments (99.5%) (Cost $64,832,298)		77,463,903
Other Assets Less Liabilities (0.5%)		368,522

Net Assets (100%)		$77,832,425

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
EQ/Core Bond Index Portfolio	$9,184,814	$1,891,715	$890,080	$10,010,078	$—	$208
EQ/Equity 500 Index Portfolio	12,895,388	890,551	1,399,861	13,927,688	—	199,163
EQ/Global Bond PLUS Portfolio	5,724,485	896,968	545,231	5,869,437	—	(157)
EQ/Global Multi-Sector Equity Portfolio	10,626,716	624,543	1,295,871	10,423,756	—	85,262
EQ/International ETF Portfolio	10,518,704	624,543	1,981,959	9,459,970	—	(825)
EQ/PIMCO Ultra Short Bond Portfolio	4,685,410	812,271	490,584	5,001,603	—	(18)
EQ/Small Company Index Portfolio	2,361,139	138,787	217,225	2,642,726	—	805
Multimanager Aggressive Equity Portfolio	2,183,883	161,919	224,046	2,375,048	—	30,322
Multimanager Large Cap Value Portfolio	3,115,402	150,353	1,486,676	1,926,276	—	299,522
Multimanager Mid Cap Growth Portfolio	1,392,789	46,262	63,070	1,595,197	—	9,607
Multimanager Mid Cap Value Portfolio	2,459,992	127,222	672,201	2,160,194	—	127,660
Multimanager Multi-Sector Bond Portfolio	11,241,994	2,011,108	999,208	12,071,930	—	95

	$76,390,716	$8,376,242	$10,266,012	$77,463,903	$—	$751,644

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$77,463,903	$—	$77,463,903

Total Assets	$—	$77,463,903	$—	$77,463,903

Total Liabilities	$—	$—	$—	$—

Total	$—	$77,463,903	$—	$77,463,903

There were no transfers between Levels 1, 2, or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$8,376,242
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$11,017,656

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,019,756
Aggregate gross unrealized depreciation	(517,742)

Net unrealized appreciation	$12,502,014

Federal income tax cost of investments	$64,961,889

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $64,832,298)	$77,463,903
Cash	619,815
Receivable from Separate Accounts for Trust shares sold	15,760
Dividends, interest and other receivables	41
Other assets	609

Total assets	78,100,128

LIABILITIES
Payable for securities purchased	112,956
Payable to Separate Accounts for Trust shares redeemed	82,299
Administrative fees payable	9,245
Distribution fees payable - Class B	7,127
Trustees’ fees payable	345
Accrued expenses	55,731

Total liabilities	267,703

NET ASSETS	$77,832,425

Net assets were comprised of:
Paid in capital	$82,673,135
Accumulated undistributed net investment income (loss)	(181,288)
Accumulated undistributed net realized gain (loss) on investments	(17,291,027)
Net unrealized appreciation (depreciation) on investments	12,631,605

Net assets	$77,832,425

Class B
Net asset value, offering and redemption price per share, $34,357,100 / 3,603,376 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.53

Class K
Net asset value, offering and redemption price per share, $43,475,325 / 4,556,119 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.54

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$238

EXPENSES
Administrative fees	75,271
Distribution fees - Class B	44,266
Custodian fees	43,143
Investment management fees	39,436
Professional fees	31,429
Printing and mailing expenses	3,741
Trustees’ fees	835
Miscellaneous	828

Gross expenses	238,949
Less: Waiver from investment advisor	(56,612)

Net expenses	182,337

NET INVESTMENT INCOME (LOSS)	(182,099)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	751,644
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	2,962,957

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,714,601

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,532,502

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(182,099)	$1,056,767
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	751,644	1,848,912
Net change in unrealized appreciation (depreciation) on investments	2,962,957	5,383,475

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,532,502	8,289,154

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(474,418)
Class K	—	(649,401)

	—	(1,123,819)

Distributions from net realized capital gains
Class B	—	(701,410)
Class K	—	(804,844)

	—	(1,506,254)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(2,630,073)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 449,790 and 653,039 shares, respectively ]	4,287,818	5,886,565
Capital shares issued in reinvestment of dividends and distributions [ 0 and 129,531 shares, respectively ]	—	1,175,828
Capital shares repurchased [ (715,155) and (1,291,083) shares, respectively ]	(6,839,078)	(11,660,297)

Total Class B transactions	(2,551,260)	(4,597,904)

Class K
Capital shares sold [ 323,120 and 295,808 shares, respectively ]	3,046,422	2,672,990
Capital shares issued in reinvestment of dividends and distributions [ 0 and 160,205 shares, respectively ]	—	1,454,245
Capital shares repurchased [ (310,559) and (907,023) shares, respectively ]	(2,951,663)	(8,142,636)

Total Class K transactions	94,759	(4,015,401)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,456,501)	(8,613,305)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,076,001	(2,954,224)
NET ASSETS:
Beginning of period	76,756,424	79,710,648

End of period (a)	$77,832,425	$76,756,424

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(181,288)	$811

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010	2009		2008
Net asset value, beginning of period	$9.13		$8.51	$9.02	$8.31	$7.17		$10.85

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.11 (e)	0.13 (e)	0.13 (e)	0.30	(e)	0.36	(e)
Net realized and unrealized gain (loss) on investments	0.43		0.81	(0.38)	0.75	1.16		(3.67)

Total from investment operations	0.40		0.92	(0.25)	0.88	1.46		(3.31)

Less distributions:
Dividends from net investment income	—		(0.12)	(0.14)	(0.12)	(0.31)		(0.29)
Distributions from net realized gains	—		(0.18)	(0.12)	(0.05)	(0.01)		(0.08)

Total dividends and distributions	—		(0.30)	(0.26)	(0.17)	(0.32)		(0.37)

Net asset value, end of period	$9.53		$9.13	$8.51	$9.02	$8.31		$7.17

Total return (b)	4.49%		10.87%	(2.74)%	10.61%	20.40%		(30.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,357		$35,308	$37,239	$42,881	$35,657		$23,402
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%	0.60%	0.60%	0.60%		0.60%
Before waivers and reimbursements (a)(f)	0.74%		0.72%	0.69%	0.71%	0.85	%(c)	0.80	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.60)%		1.17%	1.43%	1.49%	3.96%		3.97%
Before waivers and reimbursements (a)(f)(x)	(0.74)%		1.05%	1.34%	1.38%	3.70%		3.63%
Portfolio turnover rate	11%		17%	32%	34%	24%		43%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$9.12		$8.50	$8.74

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.13 (e)	0.22	(e)
Net realized and unrealized gain (loss) on investments	0.44		0.82	(0.23)

Total from investment operations	0.42		0.95	(0.01)

Less distributions:
Dividends from net investment income	—		(0.15)	(0.16)
Distributions from net realized gains	—		(0.18)	(0.07)

Total dividends and distributions	—		(0.33)	(0.23)

Net asset value, end of period	$9.54		$9.12	$8.50

Total return (b)	4.61%		11.17%	(0.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,475		$41,448	$42,472
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%		0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.49%		0.47%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.35)%		1.46%	30.30	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.49)%		1.34%	30.18	%(l)
Portfolio turnover rate	11%		17%	32%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2013
EQ/Equity 500 Index Portfolio	29.0%
EQ/Global Multi-Sector Equity Portfolio	15.3
EQ/International ETF Portfolio	14.7
Multimanager Multi-Sector Bond Portfolio	9.3
EQ/Core Bond Index Portfolio	7.9
EQ/Small Company Index Portfolio	6.2
EQ/Global Bond PLUS Portfolio	4.7
EQ/PIMCO Ultra Short Bond Portfolio	4.0
Multimanager Mid Cap Value Portfolio	3.2
Multimanager Aggressive Equity Portfolio	2.9
Multimanager Large Cap Value Portfolio	1.8
Multimanager Mid Cap Growth Portfolio	1.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class B
Actual	$1,000.00	$1,065.00	$3.07
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01
Class K
Actual	1,000.00	1,065.00	1.79
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	859,366	$8,568,616
EQ/Equity 500 Index Portfolio‡	1,110,628	31,322,318
EQ/Global Bond PLUS Portfolio‡	536,821	5,120,231
EQ/Global Multi-Sector Equity Portfolio‡	1,272,128	16,575,517
EQ/International ETF Portfolio‡	2,440,134	15,933,892
EQ/PIMCO Ultra Short Bond Portfolio‡	438,492	4,365,598
EQ/Small Company Index Portfolio‡	598,650	6,704,586
Multimanager Aggressive Equity Portfolio‡	96,399	3,178,375
Multimanager Large Cap Value Portfolio‡	158,109	1,904,909
Multimanager Mid Cap Growth Portfolio*‡	92,263	1,061,622
Multimanager Mid Cap Value Portfolio‡	292,566	$3,401,038
Multimanager Multi-Sector Bond Portfolio‡	2,525,180	10,047,165

Total Investments (99.7%) (Cost $91,998,695)		108,183,867
Other Assets Less Liabilities (0.3%)		278,568

Net Assets (100%)		$108,462,435

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
EQ/Core Bond Index Portfolio	$7,442,793	$1,823,622	$547,926	$8,568,616	$—	$(18)
EQ/Equity 500 Index Portfolio	27,678,550	2,249,637	2,310,603	31,322,318	—	43,374
EQ/Global Bond PLUS Portfolio	4,816,750	887,868	405,834	5,120,231	—	25
EQ/Global Multi-Sector Equity Portfolio	16,296,669	1,221,786	1,771,458	16,575,517	—	6,996
EQ/International ETF Portfolio	16,943,265	1,221,786	2,674,816	15,933,892	—	3,637
EQ/PIMCO Ultra Short Bond Portfolio	3,886,042	829,688	344,955	4,365,598	—	25
EQ/Small Company Index Portfolio	5,832,809	407,262	426,837	6,704,586	—	(686)
Multimanager Aggressive Equity Portfolio	2,967,967	252,115	371,758	3,178,375	—	42,050
Multimanager Large Cap Value Portfolio	2,879,512	232,721	1,392,974	1,904,909	—	250,541
Multimanager Mid Cap Growth Portfolio	914,332	58,180	57,344	1,061,622	—	3,534
Multimanager Mid Cap Value Portfolio	3,108,544	213,328	375,475	3,401,038	—	47,747
Multimanager Multi-Sector Bond Portfolio	8,880,139	2,009,376	689,581	10,047,165	—	378

	$101,647,372	$11,407,369	$11,369,561	$108,183,867	$—	$397,603

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$108,183,867	$—	$108,183,867

Total Assets	$—	$108,183,867	$—	$108,183,867

Total Liabilities	$—	$—	$—	$—

Total	$—	$108,183,867	$—	$108,183,867

There were no transfers between Levels 1, 2, or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,407,369
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$11,767,164

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,993,977
Aggregate gross unrealized depreciation	(2,102,769)

Net unrealized appreciation	$15,891,208

Federal income tax cost of investments	$92,292,659

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $91,998,695)	$108,183,867
Cash	1,397,540
Receivable from Separate Accounts for Trust shares sold	55,654
Dividends, interest and other receivables	40
Other assets	813

Total assets	109,637,914

LIABILITIES
Payable for securities purchased	1,004,220
Payable to Separate Accounts for Trust shares redeemed	86,220
Administrative fees payable	16,072
Distribution fees payable - Class B	11,437
Investment management fees payable	1,527
Trustees’ fees payable	463
Accrued expenses	55,540

Total liabilities	1,175,479

NET ASSETS	$108,462,435

Net assets were comprised of:
Paid in capital	$105,414,625
Accumulated undistributed net investment income (loss)	(210,783)
Accumulated undistributed net realized gain (loss) on investments	(12,926,579)
Net unrealized appreciation (depreciation) on investments	16,185,172

Net assets	$108,462,435

Class B
Net asset value, offering and redemption price per share, $55,159,711 / 5,613,494 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.83

Class K
Net asset value, offering and redemption price per share, $53,302,724 / 5,420,510 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.83

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$201

EXPENSES
Administrative fees	96,130
Distribution fees - Class B	68,521
Investment management fees	53,342
Custodian fees	42,994
Professional fees	31,144
Printing and mailing expenses	5,039
Trustees’ fees	1,120
Miscellaneous	923

Gross expenses	299,213
Less: Waiver from investment advisor	(43,907)

Net expenses	255,306

NET INVESTMENT INCOME (LOSS)	(255,105)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	397,603
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	6,498,687

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,896,290

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,641,185

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(255,105)	$1,428,577
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	397,603	1,426,174
Net change in unrealized appreciation (depreciation) on investments	6,498,687	9,432,052

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,641,185	12,286,803

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(699,345)
Class K	—	(790,042)

	—	(1,489,387)

Distributions from net realized capital gains
Class B	—	(679,679)
Class K	—	(613,416)

	—	(1,293,095)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(2,782,482)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 697,146 and 1,157,250 shares, respectively ]	6,807,333	10,402,734
Capital shares issued in reinvestment of dividends and distributions [ 0 and 151,228 shares, respectively ]	—	1,379,024
Capital shares repurchased [ (749,096) and (1,767,239) shares, respectively ]	(7,338,858)	(15,963,461)

Total Class B transactions	(531,525)	(4,181,703)

Class K
Capital shares sold [ 470,358 and 892,364 shares, respectively ]	4,610,451	7,878,792
Capital shares issued in reinvestment of dividends and distributions [ 0 and 153,767 shares, respectively ]	—	1,403,458
Capital shares repurchased [ (436,267) and (875,660) shares, respectively ]	(4,242,025)	(7,805,338)

Total Class K transactions	368,426	1,476,912

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(163,099)	(2,704,791)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,478,086	6,799,530
NET ASSETS:
Beginning of period	101,984,349	95,184,819

End of period (a)	$108,462,435	$101,984,349

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(210,783)	$44,322

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Class B			2012	2011	2010	2009	2008
Net asset value, beginning of period	$9.23		$8.40	$8.92	$8.08	$6.81	$11.02

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.11 (e)	0.12 (e)	0.13 (e)	0.29 (e)	0.31	(e)
Net realized and unrealized gain (loss) on investments	0.63		0.96	(0.47)	0.83	1.29	(4.16)

Total from investment operations	0.60		1.07	(0.35)	0.96	1.58	(3.85)

Less distributions:
Dividends from net investment income	—		(0.13)	(0.12)	(0.11)	(0.29)	(0.25)
Distributions from net realized gains	—		(0.11)	(0.05)	(0.01)	(0.02)	(0.11)

Total dividends and distributions	—		(0.24)	(0.17)	(0.12)	(0.31)	(0.36)

Net asset value, end of period	$9.83		$9.23	$8.40	$8.92	$8.08	$6.81

Total return (b)	6.50%		12.79%	(3.88)%	11.95%	23.25%	(35.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$55,160		$52,292	$51,415	$53,927	$39,336	$22,355
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements (a)(f)	0.68%		0.67%	0.66%	0.70%	0.86%	0.82	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	(0.60)%		1.21%	1.32%	1.54%	3.98%	3.40%
Before waivers and reimbursements (a)(f)(x)	(0.68)%		1.14%	1.26%	1.44%	3.72%	3.05%
Portfolio turnover rate	11%		21%	26%	24%	17%	21%

Class K	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$9.23		$8.39	$8.56

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.14 (e)	0.20	(e)
Net realized and unrealized gain (loss) on investments	0.62		0.96	(0.21)

Total from investment operations	0.60		1.10	(0.01)

Less distributions:
Dividends from net investment income	—		(0.15)	(0.14)
Distributions from net realized gains	—		(0.11)	(0.02)

Total dividends and distributions	—		(0.26)	(0.16)

Net asset value, end of period	$9.83		$9.23	$8.39

Total return (b)	6.50%		13.21%	(0.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$53,303		$49,692	$43,769
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%		0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.43%		0.42%	0.45%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	(0.35)%		1.59%	28.40	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.43)%		1.52%	28.31	%(l)
Portfolio turnover rate	11%		21%	26%
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2013
EQ/Equity 500 Index Portfolio	36.1%
EQ/Global Multi-Sector Equity Portfolio	17.3
EQ/International ETF Portfolio	16.4
EQ/Small Company Index Portfolio	8.6
Multimanager Multi-Sector Bond Portfolio	5.8
EQ/Core Bond Index Portfolio	4.7
EQ/Global Bond PLUS Portfolio	2.7
EQ/PIMCO Ultra Short Bond Portfolio	2.3
Multimanager Mid Cap Value Portfolio	2.1
Multimanager Aggressive Equity Portfolio	1.6
Multimanager Large Cap Value Portfolio	1.4
Multimanager Mid Cap Growth Portfolio	1.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class A
Actual	$1,000.00	$1,077.40	$3.09
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01
Class B
Actual	1,000.00	1,076.30	3.09
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01
Class K
Actual	1,000.00	1,078.50	1.80
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.60%, 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	329,075	$3,281,161
EQ/Equity 500 Index Portfolio‡	890,788	25,122,316
EQ/Global Bond PLUS Portfolio‡	197,913	1,887,708
EQ/Global Multi-Sector Equity Portfolio‡	925,684	12,061,447
EQ/International ETF Portfolio‡	1,754,991	11,459,958
EQ/PIMCO Ultra Short Bond Portfolio‡	158,636	1,579,364
EQ/Small Company Index Portfolio‡	536,952	6,013,601
Multimanager Aggressive Equity Portfolio‡	34,828	1,148,319
Multimanager Large Cap Value Portfolio‡	83,346	1,004,164
Multimanager Mid Cap Growth Portfolio*‡	57,606	662,835
Multimanager Mid Cap Value Portfolio‡	125,819	$1,462,632
Multimanager Multi-Sector Bond Portfolio‡	1,007,097	4,007,028

Total Investments (99.7%) (Cost $56,797,848)		69,690,533
Other Assets Less Liabilities (0.3%)		196,526

Net Assets (100%)		$69,887,059

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
EQ/Core Bond Index Portfolio	$2,581,558	$846,802	$89,620	$3,281,161	$—	$(4)
EQ/Equity 500 Index Portfolio	21,749,249	1,284,516	876,371	25,122,316	—	7,773
EQ/Global Bond PLUS Portfolio	1,739,400	275,926	61,612	1,887,708	—	—	#
EQ/Global Multi-Sector Equity Portfolio	11,222,410	651,433	397,419	12,061,447	—	253
EQ/International ETF Portfolio	11,879,361	651,433	1,386,459	11,459,958	—	11,214
EQ/PIMCO Ultra Short Bond Portfolio	1,370,590	266,751	56,008	1,579,364	—	3
EQ/Small Company Index Portfolio	4,780,337	638,553	145,143	6,013,601	—	484
Multimanager Aggressive Equity Portfolio	976,092	110,102	66,380	1,148,319	—	832
Multimanager Large Cap Value Portfolio	1,667,238	100,926	774,656	1,004,164	—	236,955
Multimanager Mid Cap Growth Portfolio	559,336	27,525	16,469	662,835	—	334
Multimanager Mid Cap Value Portfolio	1,312,603	91,751	139,572	1,462,632	—	16,438
Multimanager Multi-Sector Bond Portfolio	3,300,905	874,327	106,405	4,007,028	—	15

	$63,139,079	$5,820,045	$4,116,114	$69,690,533	$—	$274,297

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
#	Rounds to less than $0.50

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$69,690,533	$—	$69,690,533

Total Assets	$—	$69,690,533	$—	$69,690,533

Total Liabilities	$—	$—	$—	$—

Total	$—	$69,690,533	$—	$69,690,533

There were no transfers between Levels 1, 2, or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,820,045
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,390,411

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,419,340
Aggregate gross unrealized depreciation	(592,345)

Net unrealized appreciation	$12,826,995

Federal income tax cost of investments	$56,863,538

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $56,797,848)	$69,690,533
Cash	327,713
Receivable from Separate Accounts for Trust shares sold	63,189
Dividends, interest and other receivables	27
Other assets	516

Total assets	70,081,978

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	110,046
Payable for securities purchased	14,472
Distribution fees payable - Class B	9,766
Administrative fees payable	7,084
Trustees’ fees payable	295
Distribution fees payable - Class A	127
Accrued expenses	53,129

Total liabilities	194,919

NET ASSETS	$69,887,059

Net assets were comprised of:
Paid in capital	$63,388,498
Accumulated undistributed net investment income (loss)	(131,508)
Accumulated undistributed net realized gain (loss) on investments	(6,262,616)
Net unrealized appreciation (depreciation) on investments	12,892,685

Net assets	$69,887,059

Class A
Net asset value, offering and redemption price per share, $611,915 / 61,935 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.88

Class B
Net asset value, offering and redemption price per share, $47,270,487 / 4,783,098 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.88

Class K
Net asset value, offering and redemption price per share, $22,004,657 / 2,224,550 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.89

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$161

EXPENSES
Administrative fees	67,063
Distribution fees - Class B	57,525
Custodian fees	42,597
Investment management fees	33,964
Professional fees	30,846
Printing and mailing expenses	3,203
Distribution fees - Class A	751
Trustees’ fees	711
Miscellaneous	732

Gross expenses	237,392
Less: Waiver from investment advisor	(60,169)

Net expenses	177,223

NET INVESTMENT INCOME (LOSS)	(177,062)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	274,297
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	4,847,523

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,121,820

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,944,758

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(177,062)	$885,561
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	274,297	1,046,507
Net change in unrealized appreciation (depreciation) on investments	4,847,523	6,554,759

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,944,758	8,486,827

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(7,725)
Class B	—	(585,374)
Class K	—	(317,617)

	—	(910,716)

Distributions from net realized capital gains
Class A	—	(8,610)
Class B	—	(713,166)
Class K	—	(298,398)

	—	(1,020,174)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,930,890)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,806 shares, respectively ]	—	16,335

Total Class A transactions	—	16,335

Class B
Capital shares sold [ 438,502 and 1,390,206 shares, respectively ]	4,295,019	12,339,997
Capital shares issued in reinvestment of dividends and distributions [ 0 and 143,579 shares, respectively ]	—	1,298,540
Capital shares repurchased [ (337,530) and (2,034,752) shares, respectively ]	(3,329,859)	(18,226,123)

Total Class B transactions	965,160	(4,587,586)

Class K
Capital shares sold [ 168,731 and 282,133 shares, respectively ]	1,647,318	2,512,922
Capital shares issued in reinvestment of dividends and distributions [ 0 and 68,012 shares, respectively ]	—	616,015
Capital shares repurchased [ (100,246) and (241,056) shares, respectively ]	(977,290)	(2,180,812)

Total Class K transactions	670,028	948,125

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,635,188	(3,623,126)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,579,946	2,932,811
NET ASSETS:
Beginning of period	63,307,113	60,374,302

End of period (a)	$69,887,059	$63,307,113

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(131,508)	$45,554

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011		2010		2009		2008
Net asset value, beginning of period	$9.17		$8.28	$8.86		$7.97		$6.59		$11.21

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.13 (e)	(0.02	)(e)†	0.12	(e)	0.25	(e)	0.34	(e)
Net realized and unrealized gain (loss) on investments	0.74		1.03	(0.37)		0.92		1.46		(4.58)

Total from investment operations	0.71		1.16	(0.39)		1.04		1.71		(4.24)

Less distributions:
Dividends from net investment income	—		(0.13)	(0.14)		(0.13)		(0.30)		(0.24)
Distributions from net realized gains	—		(0.14)	(0.05)		(0.02)		(0.03)		(0.14)

Total dividends and distributions	—		(0.27)	(0.19)		(0.15)		(0.33)		(0.38)

Net asset value, end of period	$9.88		$9.17	$8.28		$8.86		$7.97		$6.59

Total return (b)	7.74%		14.07%	(4.43)%		13.06%		25.92%		(37.94)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$612		$568	$498		$18,373		$14,680		$10,038
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%	0.35%		0.35%		0.35%		0.35%
Before waivers and reimbursements (a)(f)	0.78%		0.76%	0.51%		0.60%		0.91%		0.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.60)%		1.44%	(0.24)%		1.47%		3.58%		3.92%
Before waivers and reimbursements (a)(f)(x)	(0.78)%		1.28%	(0.40)%		1.22%		3.02%		3.33%
Portfolio turnover rate	6%		23%	18%		18%		22%		12%
Class B	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011		2010		2009		2008
Net asset value, beginning of period	$9.18		$8.28	$8.86		$7.97		$6.60		$11.21

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.11 (e)	0.12	(e)	0.12	(e)	0.27	(e)	0.30	(e)
Net realized and unrealized gain (loss) on investments	0.73		1.06	(0.53)		0.89		1.41		(4.55)

Total from investment operations	0.70		1.17	(0.41)		1.01		1.68		(4.25)

Less distributions:
Dividends from net investment income	—		(0.13)	(0.12)		(0.10)		(0.28)		(0.22)
Distributions from net realized gains	—		(0.14)	(0.05)		(0.02)		(0.03)		(0.14)

Total dividends and distributions	—		(0.27)	(0.17)		(0.12)		(0.31)		(0.36)

Net asset value, end of period	$9.88		$9.18	$8.28		$8.86		$7.97		$6.60

Total return (b)	7.63%		14.20%	(4.67)%		12.78%		25.41%		(38.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$47,270		$42,962	$42,928		$42,257		$27,496		$14,430
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%	0.60%		0.60%		0.60%		0.60%
Before waivers and reimbursements (a)(f)	0.78%		0.76%	0.76%		0.85	%(c)	1.16	%(c)	1.19	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.60)%		1.23%	1.32%		1.48%		3.79%		3.34%
Before waivers and reimbursements (a)(f)(x)	(0.78)%		1.07%	1.17%		1.24%		3.22%		2.59%
Portfolio turnover rate	6%		23%	18%		18%		22%		12%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$9.17		$8.28	$8.44

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.15 (e)	0.19	(e)
Net realized and unrealized gain (loss) on investments	0.74		1.03	(0.20)

Total from investment operations	0.72		1.18	(0.01)

Less distributions:
Dividends from net investment income	—		(0.15)	(0.14)
Distributions from net realized gains	—		(0.14)	(0.01)

Total dividends and distributions	—		(0.29)	(0.15)

Net asset value, end of period	$9.89		$9.17	$8.28

Total return (b)	7.85%		14.36%	(0.09)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22,005		$19,777	$16,948
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%		0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.53%		0.51%	0.55%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.35)%		1.70%	27.43	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.53)%		1.54%	27.24	%(l)
Portfolio turnover rate	6%		23%	18%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2013
EQ/Equity 500 Index Portfolio	40.6%
EQ/Global Multi-Sector Equity Portfolio	19.1
EQ/International ETF Portfolio	19.0
EQ/Small Company Index Portfolio	9.5
EQ/Core Bond Index Portfolio	2.8
Multimanager Mid Cap Value Portfolio	2.6
Multimanager Multi-Sector Bond Portfolio	2.1
Multimanager Large Cap Value Portfolio	1.8
Multimanager Mid Cap Growth Portfolio	0.9
Multimanager Aggressive Equity Portfolio	0.8
EQ/PIMCO Ultra Short Bond Portfolio	0.7
EQ/Global Bond PLUS Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2013 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 - 6/30/13
Class A
Actual	$1,000.00	$1,088.50	$3.11
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01
Class B
Actual	1,000.00	1,088.50	3.11
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01
Class K
Actual	1,000.00	1,089.70	1.81
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.60%, 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	120,869	$1,205,164
EQ/Equity 500 Index Portfolio‡	613,108	17,291,096
EQ/Global Bond PLUS Portfolio‡	2,544	24,268
EQ/Global Multi-Sector Equity Portfolio‡	623,419	8,123,004
EQ/International ETF Portfolio‡	1,240,456	8,100,084
EQ/PIMCO Ultra Short Bond Portfolio‡	30,184	300,507
EQ/Small Company Index Portfolio‡	362,924	4,064,577
Multimanager Aggressive Equity Portfolio‡	10,209	336,602
Multimanager Large Cap Value Portfolio‡	62,793	756,536
Multimanager Mid Cap Growth Portfolio*‡	34,062	391,928
Multimanager Mid Cap Value Portfolio‡	95,487	$1,110,025
Multimanager Multi-Sector Bond Portfolio‡	220,420	877,005

Total Investments (99.8%) (Cost $34,280,343)		42,580,796
Other Assets Less Liabilities (0.2%)		78,978

Net Assets (100%)		$42,659,774

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value June 30, 2013	Dividend Income	Realized Gain (Loss)†
EQ/Core Bond Index Portfolio	$989,725	$283,162	$46,311	$1,205,164	$—	$61
EQ/Equity 500 Index Portfolio	14,683,094	1,330,591	734,676	17,291,096	—	7,288
EQ/Global Bond PLUS Portfolio	—	25,000	—	24,268	—	—
EQ/Global Multi-Sector Equity Portfolio	7,443,181	665,296	368,859	8,123,004	—	2,123
EQ/International ETF Portfolio	7,897,629	665,296	669,998	8,100,084	—	984
EQ/PIMCO Ultra Short Bond Portfolio	175,961	125,000	—	300,507	—	—
EQ/Small Company Index Portfolio	3,334,333	357,802	143,773	4,064,577	—	(17)
Multimanager Aggressive Equity Portfolio	264,058	83,162	45,919	336,602	—	454
Multimanager Large Cap Value Portfolio	975,176	83,162	366,136	756,536	—	80,236
Multimanager Mid Cap Growth Portfolio	329,911	16,632	9,226	391,928	—	48
Multimanager Mid Cap Value Portfolio	923,758	74,846	41,493	1,110,025	—	243
Multimanager Multi-Sector Bond Portfolio	611,574	316,529	37,015	877,005	—	83

	$37,628,400	$4,026,478	$2,463,406	$42,580,796	$—	$91,503

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$42,580,796	$—	$42,580,796

Total Assets	$—	$42,580,796	$—	$42,580,796

Total Liabilities	$—	$—	$—	$—

Total	$—	$42,580,796	$—	$42,580,796

There were no transfers between Levels 1, 2, or 3 during the six months ended June 30, 2013.

The Portfolio held no derivatives contracts during the six months ended June 30, 2013.

Investment security transactions for the six months ended June 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,026,478
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,554,909

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,588,903
Aggregate gross unrealized depreciation	(309,888)

Net unrealized appreciation	$8,279,015

Federal income tax cost of investments	$34,301,781

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $34,280,343)	$42,580,796
Cash	107,231
Receivable for securities sold	30,861
Receivable from Separate Accounts for Trust shares sold	16,103
Dividends, interest and other receivables	11
Other assets	313

Total assets	42,735,315

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	17,438
Distribution fees payable - Class B	7,070
Administrative fees payable	327
Trustees’ fees payable	194
Distribution fees payable - Class A	126
Accrued expenses	50,386

Total liabilities	75,541

NET ASSETS	$42,659,774

Net assets were comprised of:
Paid in capital	$38,310,669
Accumulated undistributed net investment income (loss)	(99,604)
Accumulated undistributed net realized gain (loss) on investments	(3,851,744)
Net unrealized appreciation (depreciation) on investments	8,300,453

Net assets	$42,659,774

Class A
Net asset value, offering and redemption price per share, $605,838 / 63,191 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.59

Class B
Net asset value, offering and redemption price per share, $34,227,724 / 3,568,577 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.59

Class K
Net asset value, offering and redemption price per share, $7,826,212 / 815,323 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.60

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$74

EXPENSES
Administrative fees	46,968
Distribution fees - Class B	41,007
Custodian fees	37,291
Professional fees	31,136
Investment management fees	20,568
Printing and mailing expenses	1,934
Distribution fees - Class A	742
Trustees’ fees	423
Miscellaneous	614

Gross expenses	180,683
Less: Waiver from investment advisor	(66,896)

Net expenses	113,787

NET INVESTMENT INCOME (LOSS)	(113,713)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	91,503
Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	3,389,324

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,480,827

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,367,114

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(113,713)	$540,614
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	91,503	625,765
Net change in unrealized appreciation (depreciation) on investments	3,389,324	3,790,616

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,367,114	4,956,995

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(7,805)
Class B	—	(421,704)
Class K	—	(115,660)

	—	(545,169)

Distributions from net realized capital gains
Class A	—	(8,350)
Class B	—	(454,046)
Class K	—	(105,098)

	—	(567,494)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,112,663)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,864 shares, respectively ]	—	16,155

Total Class A transactions	—	16,155

Class B
Capital shares sold [ 438,762 and 1,024,851 shares, respectively ]	4,161,671	8,730,003
Capital shares issued in reinvestment of dividends and distributions [ 0 and 100,977 shares, respectively ]	—	875,750
Capital shares repurchased [ (284,936) and (884,742) shares, respectively ]	(2,687,789)	(7,564,234)

Total Class B transactions	1,473,882	2,041,519

Class K
Capital shares sold [ 88,946 and 159,432 shares, respectively ]	837,258	1,356,049
Capital shares issued in reinvestment of dividends and distributions [ 0 and 25,431 shares, respectively ]	—	220,758
Capital shares repurchased [ (73,038) and (87,639) shares, respectively ]	(710,104)	(756,151)

Total Class K transactions	127,154	820,656

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,601,036	2,878,330

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,968,150	6,722,662
NET ASSETS:
Beginning of period	37,691,624	30,968,962

End of period (a)	$42,659,774	$37,691,624

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(99,604)	$14,109

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011		2010	2009		2008
Net asset value, beginning of period	$8.81		$7.86	$8.49		$7.62	$6.20		$11.16

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.13 (e)	(0.01	)(e)†	0.11 (e)	0.22	(e)	0.29	(e)
Net realized and unrealized gain (loss) on investments	0.81		1.09	(0.44)		0.91	1.52		(4.86)

Total from investment operations	0.78		1.22	(0.45)		1.02	1.74		(4.57)

Less distributions:
Dividends from net investment income	—		(0.13)	(0.13)		(0.11)	(0.29)		(0.20)
Distributions from net realized gains	—		(0.14)	(0.05)		(0.04)	(0.03)		(0.19)

Total dividends and distributions	—		(0.27)	(0.18)		(0.15)	(0.32)		(0.39)

Net asset value, end of period	$9.59		$8.81	$7.86		$8.49	$7.62		$6.20

Total return (b)	8.85%		15.49%	(5.30)%		13.46%	28.13%		(41.18)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$606		$557	$482		$5,475	$4,407		$3,014
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%	0.35%		0.35%	0.35%		0.35%
Before waivers and reimbursements (a)(f)	0.93%		0.95%	0.74%		0.84%	1.33%		1.63%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	(0.60)%		1.48%	(0.14)%		1.36%	3.35%		3.40%
Before waivers and reimbursements (a)(f)(x)	(0.92)%		1.13%	(0.53)%		0.86%	2.37%		2.12%
Portfolio turnover rate	6%		25%	13%		18%	30%		5%
Class B	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011		2010	2009		2008
Net asset value, beginning of period	$8.81		$7.87	$8.50		$7.62	$6.20		$11.16

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.13 (e)	0.10	(e)	0.09 (e)	0.25	(e)	0.24	(e)
Net realized and unrealized gain (loss) on investments	0.81		1.08	(0.57)		0.92	1.47		(4.82)

Total from investment operations	0.78		1.21	(0.47)		1.01	1.72		(4.58)

Less distributions:
Dividends from net investment income	—		(0.13)	(0.11)		(0.09)	(0.27)		(0.19)
Distributions from net realized gains	—		(0.14)	(0.05)		(0.04)	(0.03)		(0.19)

Total dividends and distributions	—		(0.27)	(0.16)		(0.13)	(0.30)		(0.38)

Net asset value, end of period	$9.59		$8.81	$7.87		$8.50	$7.62		$6.20

Total return (b)	8.85%		15.34%	(5.53)%		13.31%	27.80%		(41.33)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,228		$30,093	$24,966		$24,047	$17,686		$8,696
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%	0.60%		0.60%	0.60%		0.60%
Before waivers and reimbursements (a)(f)	0.93%		0.95%	0.99%		1.09%	1.58	%(c)	1.88	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	(0.60)%		1.47%	1.22%		1.21%	3.78%		2.71%
Before waivers and reimbursements (a)(f)(x)	(0.92)%		1.13%	0.83%		0.71%	2.78%		1.33%
Portfolio turnover rate	6%		25%	13%		18%	30%		5%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$8.81		$7.86	$8.01

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.15 (e)	0.17	(e)
Net realized and unrealized gain (loss) on investments	0.81		1.09	(0.18)

Total from investment operations	0.79		1.24	(0.01)

Less distributions:
Dividends from net investment income	—		(0.15)	(0.13)
Distributions from net realized gains	—		(0.14)	(0.01)

Total dividends and distributions	—		(0.29)	(0.14)

Net asset value, end of period	$9.60		$8.81	$7.86

Total return (b)	8.97%		15.79%	(0.12)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,826		$7,042	$5,521
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%		0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.68%		0.70%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	(0.35)%		1.75%	26.13	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.67)%		1.41%	25.66	%(l)
Portfolio turnover rate	6%		25%	13%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2013 (Unaudited)

Note 1	Organization and Selected Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware statutory trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with twenty diversified Portfolios (each a “Portfolio”). The investment manager to each Portfolio is AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”). The day-to-day portfolio management of each Portfolio, other than the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (“AXA Allocation Portfolios”), and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio (“Target Allocation Portfolios”), and an allocated portion of the Multimanager Technology Portfolio, is provided by multiple investment sub-advisers (each an “Adviser”).

On August 29, 2012, AXA Equitable contributed $10,000 in seed capital into Class K shares of each of the AXA Conservative Allocation Portfolio and the Multimanager Technology Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with certain vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect the risk of loss to be remote.

The AXA Allocation Portfolios and the Target Allocation Portfolios are types of mutual funds often described as “fund of funds.” Each AXA Allocation Portfolio and Target Allocation Portfolio pursues its investment objective by investing exclusively in other affiliated mutual funds within the Trust and EQ Advisors Trust, a separate registered investment company managed by FMG LLC.

All of the Portfolios, except the AXA Allocation Portfolios and Target Allocation Portfolios, employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity or fixed-income markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Portfolio.

The Trust issues three classes of shares, Class A, Class B and Class K. The Class A and Class B shares are each subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, each class of shares has identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans, to other portfolios of the Trust and to portfolios of EQ Advisors Trust.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

AXA Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

AXA Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

AXA Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

Multimanager Aggressive Equity Portfolio (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of FMG LLC), ClearBridge Investments, LLC, GCIC US Ltd., Marsico Capital Management, LLC (“Marsico”), T. Rowe Price Associates, Inc. and Westfield Capital Management Company, L.P.) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

Multimanager Core Bond Portfolio (advised by BlackRock Financial Management, Inc., Pacific Investment Management Company LLC (“PIMCO”), and SSgA Funds Management, Inc. (“SSgA FM”)) — Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

Multimanager International Equity Portfolio (advised by BlackRock Investment Management, LLC (“BlackRock”), EARNEST Partners, LLC, J.P. Morgan Investment Management Inc., and Marsico) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

Multimanager Large Cap Core Equity Portfolio (advised by AllianceBernstein, Janus Capital Management LLC, and Thornburg Investment Management, Inc.) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

Multimanager Large Cap Value Portfolio (advised by AllianceBernstein, Institutional Capital LLC, and MFS Investment Management) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

Multimanager Mid Cap Growth Portfolio (advised by AllianceBernstein, BlackRock, Franklin Advisers, Inc. and Wellington Management Company, LLP (“Wellington Management”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

Multimanager Mid Cap Value Portfolio (advised by BlackRock, Diamond Hill Capital Management, Inc., Knightsbridge Asset Management LLC and Lord, Abbett & Co. LLC (“Lord Abbett”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

Multimanager Multi-Sector Bond Portfolio (advised by PIMCO, Post Advisory Group, LLC and SSgA FM) — Seeks to achieve high total return through a combination of current income and capital appreciation.

Multimanager Small Cap Growth Portfolio (advised by BlackRock, Lord Abbett, Morgan Stanley Investment Management Inc., and NorthPointe Capital, LLC) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

Multimanager Small Cap Value Portfolio (advised by BlackRock, Franklin Advisory Services, LLC, Horizon Asset Management LLC and Pacific Global Investment Management Company) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

Multimanager Technology Portfolio (advised by FMG LLC, Allianz Global Investors U.S. LLC (the entity surviving RCM Capital Management LLC on April 1, 2013 through a merger by operation of law), SSgA FM and Wellington Management) — Seeks to achieve long-term growth of capital.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Equity securities (including securities issued by Exchange Traded Funds (“ETFs”)) listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

Options that are traded on an exchange are valued at their last sale price. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

Corporate and Municipal bonds and notes may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The pricing service may utilize many factors in making evaluations, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds and notes are valued at a bid price estimated by a broker.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depository Receipt (“ADR”) or similar form, are valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

Futures contracts are valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world in making valuations.

During the six months ended June 30, 2013, each of the Multimanager Core Bond Portfolio, Multimanager International Equity Portfolio, Multimanager Multi-Sector Bond Portfolio and Multimanager Technology Portfolio held forward foreign currency contracts to either enter into exposure to certain currencies, or enter into an economic hedge against changes in the values of securities held in the Portfolio, that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and unrealized gains or losses in forward currency exchange transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Investor Services Co. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level. Transfers into, or out of, each level are reported using values as of the end of the reporting period.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by an Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on portfolio NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price. Significant transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio. Transfers into or out of Level 3 may be due to a decline or increase in market activity (e.g., frequency of trades).

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2013 is included in the Portfolio of Investments.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. At June 30, 2013, none of the Portfolios applied these procedures.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities — at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on a Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations, in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICS”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required.

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The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year, the Portfolios did not incur any interest or penalties. Each of the tax years in the four year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (Multimanager Core Bond declares and distributes monthly). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences are primarily due to differing book and tax treatments for losses due to wash sales transactions (on all Portfolios), straddle loss deferrals (Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager International Equity Portfolio, Multimanager Large Cap Core Equity Portfolio and Multimanager Large Cap Value Portfolio) and loss deferral related to affiliated fund of fund investments (AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio, AXA Aggressive Allocation Portfolio, Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio). In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2012 and December 31, 2011, were as follows:

	Year Ended December 31, 2012				Year Ended December 31, 2011
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Conservative Allocation	$21,535,657	$28,260,593	$104,917	$9,384,831	$41,777,124	$39,769,830	$953,429	$11,563,803
AXA Conservative-Plus Allocation	20,604,911	22,585,297	132,175	14,732,713	34,079,961	42,665,670	511,994	11,889,407
AXA Moderate Allocation	99,269,419	98,268,814	1,333,492	89,040,382	176,320,499	241,896,745	2,730,785	66,802,303
AXA Moderate-Plus Allocation	104,048,522	155,601,443	790,322	127,612,127	177,617,689	290,891,515	3,252,932	47,074,553
AXA Aggressive Allocation	31,033,744	40,227,358	584,662	45,558,105	48,493,939	81,777,719	445,896	11,825,356
Multimanager Aggressive Equity	3,390,342	—	—	—	1,521,044	—	191,662	—
Multimanager Core Bond	107,636,612	36,992,116	1,373,747	529,281	126,684,595	75,461,481	29,799,589	8,115,989
Multimanager International Equity	11,210,064	—	60,764	—	15,222,210	—	1,006,374	—
Multimanager Large Cap Core Equity	5,030,420	—	817,592	—	3,481,775	—	114,534	—

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	Year Ended December 31, 2012				Year Ended December 31, 2011
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
Multimanager Large Cap Value	$15,027,262	$—	$1,728	$—	$14,049,669	$—	$339,342	$—
Multimanager Mid Cap Growth	—	—	—	—	—	—	—	—
Multimanager Mid Cap Value	2,247,068	—	—	—	350,348	—	—	—
Multimanager Multi-Sector Bond	27,813,059	—	58,921	—	68,222,740	—	—	—
Multimanager Small Cap Growth	—	—	—	—	—	—	—	—
Multimanager Small Cap Value	3,910,256	—	—	—	942,394	—	—	—
Multimanager Technology	—	—	—	—	—	—	—	—
Target 2015 Allocation	1,454,770	1,175,303	22,763	825,939	1,527,860	1,051,517	—	642,253
Target 2025 Allocation	1,715,941	1,066,541	6,371	1,113,934	1,579,951	496,858	8,543	987,555
Target 2035 Allocation	1,042,844	888,046	10,699	834,288	919,820	304,654	9,333	791,478
Target 2045 Allocation	593,411	519,252	982	511,742	435,896	194,659	2,789	444,191

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”), net capital losses recognized by the Portfolios after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long term. Prior to the RIC Mod Act, net capital losses incurred by the Portfolios were carried forward for up to eight years and treated as 100% short-term. The RIC Mod Act requires that post-enactment net capital losses be used before pre-enactment net capital losses, therefore some net capital loss carryforwards that would have been utilized under prior law may expire unused. Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010, if any, are listed in each Portfolio’s Portfolio of Investments.

Fees Paid Indirectly:

For all Portfolios, the Board has approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected in the Statements of Operations.

Securities Lending:

For all Portfolios (except the AXA Allocation Portfolios and Target Allocation Portfolios), the Board has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the return on the investment of cash collateral received on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will generally be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest

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earned. Cash collateral is invested on behalf of a Portfolio in a manner similar to the Portfolio’s investment of its cash reserves and the Portfolio bears all of the gains and losses on such investment. The net asset value of a Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. None of the Portfolios had any loans outstanding for the six months ended June 30, 2013.

Sale-Buybacks:

The Multimanager Core Bond Portfolio and Multimanager Multi-Sector Bond Portfolio entered into financing transactions referred to as ‘sale-buybacks’ during the six months ended June 30, 2013. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Portfolio’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid to cover its obligations under sale-buyback transactions. Neither Portfolio had open sale-buybacks at June 30, 2013.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances where, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by a Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, a Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The

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volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of a Portfolio’s securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Each of the Multimanager Aggressive Equity Portfolio, Multimanager International Equity Portfolio, Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Small Cap Growth Portfolio, and Multimanager Small Cap Value Portfolio used futures contracts during the six months ended June 30, 2013 to equitize cash, or to increase or decrease the level of equity exposure during periods when market volatility differed from specific thresholds set for each Portfolio. At June 30, 2013, certain Portfolios had entered into exchange-traded long futures contracts. The market value of investments pledged and/or cash pledged to cover margin requirements can be found in the Portfolio of Investments and/or Statement of Assets and Liabilities for each Portfolio. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

Certain Portfolios make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in value of a Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same

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manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

The Portfolios may be exposed to foreign currency risks associated with portfolio investments. During the reporting period, the Portfolios entered into certain forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge or otherwise manage these exposures. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Portfolios on a daily basis and realized gains or losses are recorded on the settlement date of a contract.

Certain Portfolios purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency exchange contracts to gain exposure to currencies. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Options Written:

Certain Portfolios write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Market and Credit Risk:

Written options, futures contracts, forward commitments and forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market

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risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts and over-the-counter options are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Offsetting Assets and Liabilities:

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“netting”) on the Statements of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11, as amended by ASU No. 2013-01 clarifying which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information will enable users of the Portfolios’ financial statements to evaluate the effect or potential effect of netting arrangements on the Portfolios’ financial position. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Portfolios adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Portfolios do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

Note 2	Management of the Trust

The Trust has entered into two separate investment management agreements (the “Management Agreements”) with FMG LLC. The Management Agreement for the Portfolios (other than the AXA Allocation Portfolios and the Target Allocation Portfolios) obligates the Manager to, among other things: (i) provide investment management services to the Trust; (ii) search for and select the Advisers for each Portfolio; (iii) monitor each Adviser’s investment programs and results; (iv) review brokerage matters; (v) oversee each Portfolio’s compliance with investment objectives and policies as well as the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board. The Management Agreement for the AXA Allocation Portfolios and the Target Allocation Portfolios obligates the Manager to, among other things: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying funds in which to invest and the appropriate allocations for each of the AXA Allocation Portfolios and the Target Allocation Portfolios; (iii) monitor the investment programs and results; (iv) apprise the Trust of developments materially affecting the Portfolios; (v) oversee each Portfolio’s compliance with investment objectives and policies as well as the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board. For the six months ended June 30, 2013, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fees
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets

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	(as a percentage of average daily net assets)
Portfolios:	First $10 Billion	Next $3 Billion	Thereafter
AXA Conservative Allocation	0.100%	0.095%	0.090%
AXA Conservative-Plus Allocation	0.100%	0.095%	0.090%
AXA Moderate Allocation	0.100%	0.095%	0.090%
AXA Moderate-Plus Allocation	0.100%	0.095%	0.090%
AXA Aggressive Allocation	0.100%	0.095%	0.090%

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
Multimanager Aggressive Equity	0.600%	0.550%	0.525%	0.500%	0.475%
Multimanager International Equity	0.850%	0.800%	0.775%	0.750%	0.725%
Multimanager Large Cap Core Equity	0.700%	0.650%	0.625%	0.600%	0.575%
Multimanager Large Cap Value	0.750%	0.700%	0.675%	0.650%	0.625%
Multimanager Mid Cap Growth	0.800%	0.750%	0.725%	0.700%	0.675%
Multimanager Mid Cap Value	0.800%	0.750%	0.725%	0.700%	0.675%
Multimanager Small Cap Growth	0.850%	0.800%	0.775%	0.750%	0.725%
Multimanager Small Cap Value	0.850%	0.800%	0.775%	0.750%	0.725%
Multimanager Technology	0.950%	0.900%	0.875%	0.850%	0.825%

	(as a percentage of average daily net assets)
Portfolio:	First $500 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager Multi-Sector Bond	0.550%	0.525%	0.500%	0.480%	0.470%

	(as a percentage of average daily net assets)
Portfolio:	First $1.25 Billion	Next $1 Billion	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager Core Bond	0.550%	0.525%	0.500%	0.475%	0.450%

On behalf of the Trust, with the exception of the AXA Allocation Portfolios and Target Allocation Portfolios, the Manager has entered into investment advisory agreements (“Advisory Agreements”) with each of the Advisers for the Trust’s Portfolios. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3	Administrative Fees

Pursuant to an administrative agreement (“Mutual Funds Service Agreement”), the Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. FMG LLC may carry its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays to FMG LLC, as Administrator, an annual fee in accordance with the following schedule:

(i) $32,500 for each AXA Allocation and Target Allocation Portfolio; $32,500 for each Portfolio of the multi-advised Portfolios whose total average annual net assets are less than $5 billion; and

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(ii) With respect to all Portfolios except the AXA Allocation Portfolios and the Target Allocation Portfolios (“Multimanager Portfolios”) the following annual fee is payable monthly:

0.150% of total average net assets of the Multimanager Portfolios up to and including $15 billion;

0.125% of total average net assets of the Multimanager Portfolios in excess of $15 billion and up to and including $30 billion;

0.100% of total average net assets of the Multimanager Portfolios in excess of $30 billion; and

(iii) With respect to the AXA Allocation Portfolios and Target Allocation Portfolios:

0.150% of total average net assets of the AXA Allocation Portfolios and Target Allocation Portfolios up to and including $15 billion;

0.125% of total average net assets of the AXA Allocation Portfolios and Target Allocation Portfolios in excess of $15 billion and up to and including $20 billion;

0.100% of total average net assets of the AXA Allocation Portfolios and Target Allocation Portfolios in excess of $20 billion.

To be calculated on a per portfolio basis.

Pursuant to a sub-administration agreement with FMG LLC, the Sub-Administrator provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4	Custody Fees

JPMorgan Chase, an affiliate of J.P. Morgan Investor Services Co., serves as custodian of the Trust’s portfolio securities and other assets pursuant to a Custody Agreement. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. Under the terms of the Custody Agreement between the Trust and JPMorgan Chase, JPMorgan Chase maintains and deposits in separate accounts, cash, securities and other assets of the Portfolios. JPMorgan Chase is also required, upon the order of the Trust, to deliver securities held by JPMorgan Chase, and to make payments for securities purchased by the Trust. JPMorgan Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5	Concentration of Credit Risk

At June 30, 2013, certain Portfolios maintained significant cash balances or significant foreign currency balances with JPMorgan Chase or its affiliates. The Portfolios are subject to credit risk should JPMorgan Chase or its affiliates be unable to fulfill their obligations.

Note 6	Distribution Plans

The Trust has entered into distribution agreements with AXA Distributors, LLC (“AXA Distributors”), an indirect wholly-owned subsidiary of AXA Equitable (the “Distributor”) and an affiliate of FMG LLC, pursuant to which the Distributor serves as the principal underwriter of the Class A, Class B and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of the Class A and Class B shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to each of the Trust’s Class A and Class B shares for which it provides service.

Note 7	Expense Limitation

The Manager has contractually agreed to make payments or waive its fees to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

and expenses of other investment companies in which a Portfolio invests (except in the case of the AXA Allocation Portfolios), and extraordinary expenses) through April 30, 2014 (“Expense Limitation Agreement”). The Manager first waives its management fees, then waives its administration fees, and then reimburses a Portfolio’s expenses out of its own resources. FMG LLC may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense ratio cap. If the actual expense ratio is less than the expense cap and FMG LLC has recouped any eligible previous payments and waivers made, the Portfolio will be charged such lower expenses. The expenses as a percentage of daily average net assets (Class A and Class B shares would be 0.25% higher due to the annual fee under the Trust’s Distribution Plans) for Class K shares of each Portfolio (except the AXA Allocation Portfolios) are limited to:

Portfolios:
Multimanager Aggressive Equity	0.80%
Multimanager Core Bond	0.75%
Multimanager International Equity	1.05%
Multimanager Large Cap Core Equity	0.90%
Multimanager Large Cap Value	0.90%
Multimanager Mid Cap Growth	1.00%
Multimanager Mid Cap Value	1.00%
Multimanager Multi-Sector Bond	0.75%
Multimanager Small Cap Growth	1.05%
Multimanager Small Cap Value	1.05%
Multimanager Technology	1.15%
Target 2015 Allocation	0.35%
Target 2025 Allocation	0.35%
Target 2035 Allocation	0.35%
Target 2045 Allocation	0.35%

The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust’s Distribution Plans) for each AXA Allocation Portfolio’s Class K shares, (Class A and Class B shares would be 0.25% higher due to the annual fee under the Trust’s Distribution Plans) (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses, but inclusive of Underlying Portfolios fees and expenses) are limited to:

Portfolios:
AXA Conservative Allocation	0.75%
AXA Conservative-Plus Allocation	0.85%
AXA Moderate Allocation	0.90%
AXA Moderate-Plus Allocation	0.95%
AXA Aggressive Allocation	1.00%

During the six months ended June 30, 2013, the Manager received $812,139 in recoupment for all of the Portfolios within the Trust. Recoupments in excess of waivers during the period would be presented as Recoupment Fees in the Statement of Operations. At June 30, 2013, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2013	2014	2015	2016	Total Eligible For Reimbursement
AXA Conservative Allocation	$1,495,888	$2,638,624	$1,620,676	$787,724	$6,542,912
AXA Conservative-Plus Allocation	662,769	1,116,262	383,040	178,597	2,340,668
AXA Moderate Allocation	1,392,365	1,102,714	—	—	2,495,079

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June 30, 2013 (Unaudited)

Portfolios:	2013	2014	2015	2016	Total Eligible For Reimbursement
Multimanager International Equity	$—	$—	$—	$47,776	$47,776
Multimanager Large Cap Value	—	—	—	36,484	36,484
Multimanager Mid Cap Growth	—	—	—	5,126	5,126
Multimanager Mid Cap Value	—	—	—	1,442	1,442
Multimanager Small Cap Growth	—	—	—	113	113
Target 2015 Allocation	36,579	78,302	94,504	56,612	265,997
Target 2025 Allocation	33,396	65,796	75,099	43,907	218,198
Target 2035 Allocation	48,919	98,702	105,127	60,169	312,917
Target 2045 Allocation	55,224	124,080	122,398	66,896	368,598

Prior to May 1, 2013, the following Portfolios currently subject to an expense limitation were not subject to an expense limitation: Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Multi-Sector Bond, Multimanager Small Cap Growth and Multimanager Small Cap Value.

Prior to May 1, 2013, the Manager voluntarily waived Investment Management fees for certain portfolios. These amounts are as follows and are not eligible for recoupment:

Portfolios:	Voluntary Waivers
Multimanager International Equity	$41,715
Multimanager Large Cap Value	61,790
Multimanager Mid Cap Growth	18,602
Multimanager Mid Cap Value	1,014
Multimanager Small Cap Growth	1,460

The AXA Allocation Portfolios and the Target Allocation Portfolios invest exclusively in shares of other mutual funds (the “Underlying Portfolios”) managed by FMG LLC. Therefore, each AXA Allocation Portfolio and Target Allocation Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each AXA Allocation Portfolio and Target Allocation Portfolio is reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with each AXA Allocation Portfolio’s and Target Allocation Portfolio’s investments in Underlying Portfolios is:

Portfolios:	Range of Expenses
AXA Conservative Allocation	0.45% to 0.70%
AXA Conservative-Plus Allocation	0.50% to 0.75%
AXA Moderate Allocation	0.50% to 0.75%
AXA Moderate-Plus Allocation	0.55% to 0.80%
AXA Aggressive Allocation	0.60% to 0.85%
Target 2015 Allocation	0.50% to 0.75%
Target 2025 Allocation	0.45% to 0.70%
Target 2035 Allocation	0.45% to 0.70%
Target 2045 Allocation	0.45% to 0.70%

Note 8	Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five- to twenty-year period elected by such Trustee. At June 30, 2013, the total amount deferred by the Trustees participating in the Plan was $649,570.

Note 9	Percentage of Ownership by Affiliates

At June 30, 2013, AXA Equitable held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
AXA Conservative Allocation	0.02%
AXA Conservative-Plus Allocation	—	#
AXA Moderate Allocation	0.02
AXA Moderate-Plus Allocation	—	#
AXA Aggressive Allocation	0.01
Multimanager Aggressive Equity	0.15
Multimanager Core Bond	—
Multimanager International Equity	0.01
Multimanager Large Cap Core Equity	—	#
Multimanager Large Cap Value	0.02
Multimanager Mid Cap Growth	0.03
Multimanager Mid Cap Value	0.06
Multimanager Multi-Sector Bond	0.05
Multimanager Small Cap Growth	0.08
Multimanager Small Cap Value	0.05
Multimanager Technology	0.06
Target 2015 Allocation	0.02
Target 2025 Allocation	0.01
Target 2035 Allocation	1.78
Target 2045 Allocation	2.85

#	Percentage of ownership is less than 0.005%.

Shares of some of the Portfolios are held by the All Asset Moderate Growth-Alt 15 Portfolio, All Asset Growth-Alt 20 Portfolio and All Asset Aggressive-Alt 25 Portfolio (collectively the “All Asset Portfolios”) of the EQ Advisors Trust, also managed by FMG LLC, and the AXA Allocation Portfolios and Target Allocation Portfolios. The following tables represent the percentage of ownership that the All Asset Portfolios, and each AXA Allocation Portfolio and Target Allocation Portfolio has in each respective underlying investment company’s net assets as of June 30, 2013.

	All Asset Moderate Growth-Alt 15		All Asset Growth-Alt 20	All Asset Aggressive-Alt 25
Multimanager Core Bond	—	#%	0.40%	—	#%

# Less than 0.005%.

	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/International ETF	1.28%	2.52%	25.48%	37.50%	13.61%
ATM International	1.74	3.99	31.55	46.80	15.92
ATM Large Cap	3.30	4.94	28.49	44.96	18.31
ATM Mid Cap	2.13	6.86	31.54	43.25	16.23
ATM Small Cap	0.50	3.58	27.31	51.55	17.06

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June 30, 2013 (Unaudited)

	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/AllianceBernstein Small Cap Growth	0.21%	1.31%	11.78%	20.45%	5.65%
EQ/AXA Franklin Small Cap Value Core	—	1.10	14.50	27.50	11.48
EQ/BlackRock Basic Value Equity	1.32	1.78	8.95	11.10	3.07
EQ/Boston Advisors Equity Income	2.59	3.98	19.33	22.43	4.93
EQ/Core Bond Index	7.64	5.34	23.37	15.52	1.41
EQ/GAMCO Small Company Value	0.38	0.77	5.95	7.02	3.98
EQ/Global Bond PLUS	3.28	2.31	9.57	0.14	—
EQ/Global Multi-Sector Equity	0.34	1.10	8.27	10.77	3.49
EQ/Intermediate Government Bond	9.58	6.68	29.28	20.04	1.84
EQ/International Core PLUS	0.30	0.62	5.20	8.21	2.68
EQ/International Equity Index	0.11	0.26	1.11	3.17	3.34
EQ/International Value PLUS	0.29	0.70	5.55	10.71	6.28
EQ/Large Cap Core PLUS	0.65	1.10	6.05	7.83	2.85
EQ/Large Cap Growth Index	1.21	1.74	8.34	16.07	9.28
EQ/Large Cap Growth PLUS	1.03	1.55	10.10	13.75	4.98
EQ/Large Cap Value PLUS	0.16	0.50	3.63	8.91	6.26
EQ/MFS International Growth	1.66	3.46	25.95	34.05	14.28
EQ/Mid Cap Index	—	0.30	0.90	0.83	0.45
EQ/PIMCO Ultra Short Bond	8.98	6.27	27.43	18.23	1.63
EQ/Small Company Index	—	0.27	1.77	2.32	0.73
Multimanager Core Bond	2.65	1.94	7.85	5.35	0.51
Multimanager International Equity	0.52	1.87	22.16	34.60	9.95
Multimanager Large Cap Core Equity	3.91	4.28	20.33	47.47	19.33
Multimanager Large Cap Value	0.58	0.90	11.36	25.64	15.42
Multimanager Mid Cap Growth	0.76	0.74	3.14	2.28	1.48
Multimanager Mid Cap Value	0.70	1.65	7.32	2.51	1.16
Multimanager Multi-Sector Bond	2.63	1.69	7.85	5.01	0.52
Multimanager Small Cap Growth	0.45	0.52	8.55	27.67	11.74
Multimanager Small Cap Value	—	0.43	2.61	11.47	0.84

	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation
EQ/International ETF	3.79%	6.39%	4.60%	3.25%
EQ/Core Bond Index	0.15	0.13	0.05	0.02
EQ/Equity 500 Index	0.40	0.89	0.71	0.49
EQ/Global Bond PLUS	0.84	0.74	0.27	—	#
EQ/Global Multi-Sector Equity	0.50	0.80	0.58	0.39
EQ/PIMCO Ultra Short Bond	0.16	0.14	0.05	0.01
EQ/Small Company Index	0.27	0.69	0.62	0.42
Multimanager Aggressive Equity	0.16	0.21	0.08	0.02
Multimanager Large Cap Value	0.19	0.18	0.10	0.07
Multimanager Mid Cap Growth	0.31	0.21	0.13	0.08
Multimanager Mid Cap Value	0.36	0.57	0.25	0.19
Multimanager Multi-Sector Bond	1.07	0.89	0.36	0.08

#	Less than 0.005%.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

Note 10	Substitution, Reorganization and In-Kind Transactions

At a meeting held on March 14, 2013, the Board of Trustees approved a redemption in-kind transfer from Multimanager International Equity Portfolio (“IE”) to EQ/International Core PLUS Portfolio (“ICP”), a Portfolio of EQ Advisors Trust. On June 24, 2013 the Portfolio transferred securities and currency to ICP in connection with the redemption-in-kind transaction. Valuation of these securities at the time of transfer was in the accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as sale of securities, and the resulting gains of $43,221,029 was recognized based on the market value of the securities transferred of $336,328,768 on the date of transfer.

At a meeting held on March 14, 2013, the Board of Trustees approved a redemption in-kind transfer from Multimanager Large Cap Core Equity Portfolio (“LCCE”) to EQ/Large Cap Core PLUS Portfolio (“LCCP”), a Portfolio of EQ Advisors Trust. On June 24, 2013 the Portfolio transferred securities and currency to LCCP in connection with the redemption-in-kind transaction. Valuation of these securities at the time of transfer was in accordance with the Portfolios’ valuation policy. For GAAP purposes, the transaction was treated as sale of securities, and the resulting gain of $35,167,063 was recognized based on the market value of the securities transferred of $134,096,701 on the date of transfer.

Note 11	Subsequent Events

The Manager evaluated subsequent events from June 30, 2013, the date of these financial statements, through the date these financial statements were issued and available. The subsequent events include the following:

Subsequent to the close of regular trading on June 28, 2013, the share price of Onyx Pharmaceuticals increased from $86.82 (official close price) to $109 (last trade in after hours market trading) based on an anticipated takeover bid of the company. Trading of the shares opened at $132.66 on July 1, 2013, up 53% from the prior business day’s official close price. The Multimanager Mid Cap Growth Portfolio was significantly impacted by the price increase in Onyx Pharmaceuticals subsequent to the close of regular trading, and as such the value of the security has been adjusted to reflect the last trade in after hours market trading in the financial statements for Multimanager Mid Cap Growth Portfolio.

At a meeting held on March 14, 2013, the Board of Trustees approved a redemption in-kind transfer from Multimanager Aggressive Equity Portfolio to EQ/Large Cap Growth PLUS Portfolio, a Portfolio of EQ Advisors Trust. The redemption in-kind took place on July 15, 2013.

At a meeting held on March 14, 2013, the Board of Trustees approved a redemption in-kind transfer from Multimanager Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio to AXA Tactical Manager 2000 Portfolio, a Portfolio of EQ Advisors Trust. The redemption in-kind took place on July 15, 2013.

At a meeting held on March 14, 2013, the Board of Trustees approved a redemption in-kind transfer from Multimanager Mid Cap Growth Portfolio to AXA Tactical Manager 400 Portfolio, a Portfolio of EQ Advisors Trust. The redemption in-kind took place on July 22, 2013.

At a meeting held on March 14, 2013, the Board of Trustees approved a redemption in-kind transfer from Multimanager Mid Cap Value Portfolio to EQ/Mid Cap Value PLUS Portfolio, a Portfolio of EQ Advisors Trust. The redemption in-kind took place on July 22, 2013.

At a meeting held on March 14, 2013, the Board of Trustees approved a redemption in-kind transfer from Multimanager Core Bond Portfolio to EQ/Quality Bond PLUS Portfolio, a Portfolio of EQ Advisors Trust. The redemption in-kind took place on July 22, 2013.

At a meeting held on March 14, 2013, the Board of Trustees approved a redemption in-kind transfer from Multimanager Large Cap Value Portfolio to EQ/Large Cap Value PLUS Portfolio, a Portfolio of EQ Advisors Trust. The redemption in-kind took place on July 29, 2013.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

At a meeting held on March 14, 2013, the Board of Trustees approved a redemption in-kind transfer from Multimanager Multi-Sector Bond Portfolio to EQ/Core Bond Index Portfolio, a Portfolio of EQ Advisors Trust. The redemption in-kind took place on July 29, 2013.

Effective on or about September 1, 2013, AllianceBernstein L.P. (“AllianceBernstein”) will no longer serve as a sub-advisor to the Active Allocated Portion of the Multimanager Aggressive Equity Portfolio. ClearBridge Investments, LLC, GCIC US Ltd., Marsico Capital Management, LLC, T. Rowe Price Associates, Inc. and Westfield Capital Management Company, L.P. will remain as sub-advisors to the Active Allocated Portion of the Portfolio. AllianceBernstein will continue to serve as sub-advisor to the Index Allocated Portion of the Portfolio.

At a meeting held on July 11-12, 2013, the Board approved a revision to the Mutual Funds Service Agreement for the AXA Allocation Portfolios and Target Allocation Portfolios to eliminate the flat fee of $32,500 for portfolios with assets of $5 billion or more, effective on or about September 1, 2013. As such, effective on or about September 1, 2013, the following administrative services fee schedule will apply to the AXA Allocation Portfolios and Target Allocation Portfolios:

With respect to the Allocation Portfolios and Target Allocation Portfolios, the Manager receives a fee at the following annual rate: 0.15% of each portfolio’s total average daily net assets up to and including $15 billion; 0.125% of each portfolio’s total average daily net assets in excess of $15 billion and up to and including $20 billion; and 0.100% of each portfolio’s total average daily net assets in excess of $20 billion, plus $32,500 per portfolio with total average daily net assets of less than $5 billion.

Note 12	Pending Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court of the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight portfolios of EQ Advisors Trust, which is also managed by FMG LLC: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; EQ/Large Cap Value PLUS Portfolio; EQ/Global Multi-Sector Equity Portfolio; EQ/Mid Cap Value PLUS Portfolio; EQ/Intermediate Government Bond Index Portfolio; and EQ/GAMCO Small Company Value Portfolio (the “Sivolella Portfolios”). The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to FMG LLC and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs and fees. In October 2011, FMG LLC and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief, but adding new claims under (1) Section 26(f) of the 1940 Act alleging that the variable annuity contracts sold by the Defendants charged excessive management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (2) a claim for unjust enrichment. The Defendants filed a motion to dismiss the Amended Complaint in December 2011. In May 2012, Plaintiff voluntarily dismissed the Section 26(f) claim seeking restitution and rescission under Section 47(b). In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint as it related to the Section 36(b) claim and granted the motion as it related to the unjust enrichment claim.

In January 2013, a second lawsuit against FMG LLC was filed in the United States District Court for the District of New Jersey by a group of Plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of the EQ/PIMCO Ultra Short Bond Portfolio, the EQ/T. Rowe Price Growth Stock Portfolio, the EQ/Global Bond PLUS Portfolio, and the EQ/Core Bond Index Portfolio, in addition to four of the Sivolella Portfolios. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the court consolidated the two lawsuits.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as the Administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs, and fees.

No portfolios within the Trust are a party to the Sivolella or Sanford Matters and any potential damages would be the responsibility of the defendants. Therefore, no liability for litigation relating to these matters has been accrued in the financial statements of the Portfolios.

On November 1, 2010, the Trust and EQ Advisors Trust, and several of their respective portfolios, were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust and EQ Advisors Trust, and several of their respective portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

On July 1, 2011, retiree participants in certain Tribune-defined compensation plans (the “Retirees”) initiated a lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Retiree Suit”). This Retiree Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

On August 24, 2011, the trustees of certain trusts that hold notes issued by Tribune Company (the “Noteholders”) initiated a separate lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Noteholder Suit”). This Noteholder Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit, the Retiree Suit, and the Noteholder Suit have each been consolidated with a number of related lawsuits filed by the Noteholders and Retirees around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

With respect to the Trust, the Multimanager Large Cap Core Equity Portfolio and the Multimanager Large Cap Value Portfolio are named as defendants in the Noteholder Suit and are also named, along with the Trust, as putative members of the proposed defendant class of shareholders in the Committee’s suit (and named separately in the Committee’s suit, in the event it is not certified as a class action). The amounts paid to the Multimanager Large Cap Core Equity Portfolio and the Multimanager Large Cap Value Portfolio in connection with the public tender offers were approximately $1,768,000 and $3,359,200, respectively.

With respect to EQ Advisors Trust, the EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio and the EQ/Mid Cap Value PLUS Portfolio are named as defendants in the Noteholder Suit and the Retiree Suit. The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio, the EQ/Mid Cap Value PLUS Portfolio, the EQ/Large Cap Core PLUS Portfolio, the EQ/Small Company Index II Portfolio, the EQ/Common Stock Index II Portfolio, and EQ Advisors Trust are all putative members of the proposed defendant class of shareholders in the Committee’s suit. The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisition Portfolio, the EQ/Large Cap Core PLUS Portfolio, and EQ Advisors Trust are also

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013 (Unaudited)

named separately in the Committee’s suit, in the event it is not certified as a class action. The amounts paid to the above six portfolios in connection with the public tender offers were approximately: (i) the EQ/Equity 500 Index Portfolio — $1,740,800; (ii) the EQ/GAMCO Mergers and Acquisitions Portfolio — $1,122,000; (iii) the EQ/Mid Cap Value PLUS Portfolio — $2,992,000; (iv) the EQ/Large Cap Core PLUS Portfolio — $64,600; (v) the EQ/Small Company Index II Portfolio — $61,200; and (vi) the EQ/Common Stock Index II Portfolio — $18,360.

The lawsuits do not allege any misconduct by the Trust, EQ Advisors Trust or their respective portfolios. Motions to dismiss the suits filed by the Noteholders and the Retirees based on certain limited defenses are currently pending before the United States District Court for the Southern District of New York. The portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the portfolios, the payment of such judgments or settlements could have an adverse effect on each portfolio’s net asset value.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board is responsible for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with federal and state law as well as the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees of the Trust are identified in the table below along with information as to their principal business occupations held during the last five years and certain other information.

The Trustees

Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas New York, New York 10104 (54)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From May 2011 to present, Director, President, Chief Executive Officer and Chairman, FMG LLC; from September 1999 to present, Managing Director, AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s Funds Management Group (“FMG”) unit; from July 2004 to present, Senior Vice President, MONY Life Insurance Company and MONY Life Insurance Company of America and Director, MONY Capital Management, Inc., Director and President, 1740 Advisers, Inc., Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management (from July 2004 to January 2011); from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited and; from November 2005 to present, Director MONY International Holdings, LLC.	91	None
Independent Trustees
Gerald C. Crotty c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (61)	Trustee	From November 2001 to present	Since 2001, President of Weichert Enterprise, LLC, a private equity investment firm.	20	From 2005 to present, director of The Jones Group, Inc.; from 2002 to 2011, director of Cinedigm Digital Cinema Corp.

Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Barry Hamerling c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (67)	Trustee	From November 2001 to present	Since 1998, Managing Partner of Premium Ice Cream of America; from 1970 to 1998, President of Ayco Co. L.P., the largest independent financial counseling firm in the United States.	20	From 2007 to present, Independent Lead Director of The Merger Fund; from 1998 to present, Chairman of Ayco Charitable Foundation.
Cynthia R. Plouché c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (56)	Lead Independent Trustee	Since March 2010; Trustee from November 2001 to March 2010	From June 2006 to April 2012, Portfolio Manager at Williams Capital Management, Inc.; from June 2003 to 2006, Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc.; prior thereto, Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from May 1991 to 2003, a manager of fixed income portfolios for institutional clients.	20	None
Rayman L. Solomon c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (66)	Trustee	From November 2001 to present	Since 1998, Dean and a Professor of Law at Rutgers University School of Law; prior thereto, an Associate Dean for Academic Affairs at Northwestern University School of Law.	20	None

*	Affiliated with the portfolios’ investment manager and the co-distributors.
**	Each Trustee serves until his or her resignation or retirement.
***	The registered investment companies in the fund complex include EQ Advisors Trust and the Trust.

Qualifications and Experience

In addition to the information set forth in the table above, the following sets forth additional information about the qualifications and experience of each of the Trustees.

Steven M. Joenk — Mr. Joenk has a background in the financial services industry; senior management experience with multiple insurance companies, investment management firms and investment companies; multiple years of service as officer, Trustee and Chairman of the Trust and other registered investment companies.

Gerald C. Crotty — Mr. Crotty has a background in the financial services industry; business management experience, including chief executive and chief operating officer experience, with multiple years of service as a Trustee of the Trust and as a director of publicly-traded operating companies; multiple years of executive experience with a publicly-traded operating company and private equity investment firm; and legal and governmental experience.

Barry Hamerling — Mr. Hamerling has a background in the financial services industry; business management experience, including chief executive officer experience, with multiple years of service as a Trustee of the Trust and another registered investment company; and prior executive experience with a financial consulting firm.

Cynthia R. Plouché — Ms. Plouché has a background in the financial services industry; business management experience with multiple years of service as a Trustee of the Trust; and multiple years of executive experience as a chief investment officer and portfolio manager with investment management firms.

Rayman L. Solomon — Mr. Solomon has a legal and higher education background, including executive management experience as Dean of the Rutgers School of Law — Camden and Associate Dean of Northwestern University School of Law; and multiple years of service as a Trustee of the Trust.

The Trust’s Officers

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of AXA Equitable, or AXA Distributors, LLC. The Trust’s principal officers are:

Name, Address and Age	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (54)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From May 2011 to present, Director, President, Chief Executive Officer and Chairman, FMG LLC; from September 1999 to present, Managing Director of AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s FMG; from July 2004 to present, Senior Vice President, MONY Life Insurance Company and MONY Life Insurance Company of America and Director, MONY Capital Management, Inc., Director and President, 1740 Advisers, Inc., Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management (from July 2004 to January 2011); from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited and; from November 2005 to present, Director MONY International Holdings, LLC.
Brian E. Walsh 1290 Avenue of the Americas New York, New York 10104 (45)	Chief Financial Officer and Treasurer	From June 2007 to present	From May 2011 to present, Senior Vice President of FMG LLC; from February 2003 to present, Lead Director of AXA Financial and AXA Equitable.
Joseph J. Paolo 1290 Avenue of the Americas New York, New York 10104 (42)	Chief Compliance Officer, Vice President and Anti-Money Laundering (“AML”) Compliance Officer	Chief Compliance Officer from May 2007 to present; Vice President and AML Compliance Officer from December 2005 to present	From May 2011 to present, Senior Vice President and Chief Compliance Officer of FMG LLC; from June 2007 to present, Lead Director of AXA Equitable and Chief Compliance Officer of AXA Equitable’s FMG.
Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (57)	Vice President and Secretary	From November 2001 to present	From June 2012 to present, Executive Vice President and General Counsel of FMG LLC; from May 2011 to June 2012, Senior Vice President and Corporate Counsel of FMG LLC; from February 2011 to present Managing Director of and Associate General Counsel of AXA Financial and AXA Equitable; from May 2003 to February 2011, Vice President and Associate General Counsel of AXA Financial and AXA Equitable.
Alwi Chan 1290 Avenue of the Americas New York, New York 10104 (38)	Vice President	From June 2007 to present	From June 2012 to present, Senior Vice President and Deputy Chief Investment Officer of FMG LLC; from May 2011 to June 2012, Vice President of FMG LLC; from February 2007 to present, Lead Director of AXA Financial and AXA Equitable;
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (51)	Vice President	From November 2001 to present	From June 2012 to present, Senior Vice President of FMG LLC; from May 2011 to June 2012, Vice President of FMG LLC; from February 2001 to present, Lead Director of AXA Equitable; from July 2004 to January 2011, a Director of Enterprise Capital Management, Inc.
William T. MacGregor, Esq. 1290 Avenue of the Americas, New York, New York 10104 (37)	Vice President and Assistant Secretary	From May 2008 to present	From June 2012 to present, Senior Vice President, Secretary and Associate General Counsel of FMG LLC; from May 2011 to June 2012, Vice President and Associate General Counsel of FMG LLC; from May 2008 to present, Lead Director and Counsel of AXA Equitable.

*	Each officer holds a similar position with other funds within the Trust complex.
**	Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Gariel Nahoum, Esq. 1290 Avenue of the Americas, New York, New York 10104 (30)	Vice President and Assistant Secretary	From September 2011 to present	From June 2012 to present, Vice President, Assistant Secretary and Associate General Counsel of FMG LLC; from September 2011 to June 2012, Vice President, Secretary and Counsel of FMG LLC; from August 2011 to present, Senior Director and Counsel of AXA Equitable; from September 2008 to August 2011, Associate, Kramer Levin Naftalis & Frankel LLP; graduate, Hofstra Law School, magna cum laude, May 2008.
Kenneth T. Kozlowski 1290 Avenue of the Americas New York, New York 10104 (52)	Vice President	From June 2010 to present	From June 2012 to present, Executive Vice President and Chief Investment Officer of FMG LLC; from May 2011 to June 2012, Senior Vice President of FMG LLC; from September 2011 to present, Managing Director of AXA Financial and AXA Equitable; from February 2001 to September 2011, Vice President, AXA Financial and AXA Equitable; from July 2004 to January 2011, Director, Enterprise Capital Management, Inc.
Richard Guinnessey 1290 Avenue of the Americas New York, New York 10104 (49)	Vice President	From March 2010 to present	From June 2012 to present, Vice President of FMG LLC, from September 2010 to present, Senior Director of AXA Equitable; from November 2005 to September 2010 Assistant Vice President of AXA Equitable.
James Kelly 1290 Avenue of the Americas New York, New York 10104 (45)	Controller	From June 2007 to present	From May 2011 to present, Vice President of FMG LLC; from September 2008 to present, Senior Director of AXA Equitable; from March 2006 to September 2008, Assistant Vice President, AXA Financial and AXA Equitable.
Roselle Ibanga 1290 Avenue of the Americas New York, New York 10104 (34)	Assistant Controller	From February 2009 to present	From February 2009 to present, Director of AXA Equitable; from December 2008 to February 2009, Director of AXA Equitable’s FMG; from October 2007 to December 2008, Second Vice President, New York Life Investments Management, LLC.
Lisa Perrelli 1290 Avenue of the Americas New York, New York 10104 (39)	Assistant Controller	From February 2009 to present	From November 2012 to present, Senior Director of AXA Equitable; from September 2008 to November 2012, Assistant Vice President of AXA Equitable; from February 2008 to September 2008, Director of AXA Equitable’s FMG; from September 2006 to February 2008, Manager of AXA Equitable’s FMG.
Jennifer Mastronardi 1290 Avenue of the Americas, New York, New York 10104 (27)	Assistant Vice President	From March 2012 to present	From February 2009 to present, Director of AXA Equitable; from June 2007 to February 2009, Operations Associate in Managed Futures Department, Morgan Stanley.
Judy Guhring 1290 Avenue of the Americas, New York, New York 10104 (41)	Assistant Secretary	From December 2005 to present	From August 2001 to present, Lead Manager/Senior Legal Assistant of AXA Financial.

*	Each officer holds a similar position with other funds within the Trust complex.
**	Each officer is elected on an annual basis.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not required.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940 as amended, (“1940 Act”), that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for the reporting period.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
August 28, 2013

/s/ Brian Walsh
Brian Walsh
Chief Financial Officer
August 28, 2013